UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04347

GMO Trust

(Exact name of registrant as specified in charter)

40 Rowes Wharf, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Sheppard N. Burnett, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 02/29/16

Date of reporting period: 05/31/15

Item 1. Schedule of Investments.

The Schedules of Investments for each series of the registrant for the period ended May 31, 2015 are filed herewith.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value / Shares / Principal Amount		Description	Value ($)
		DEBT OBLIGATIONS — 60.9%

		Corporate Debt — 1.8%
USD	27,900,000	Apple, Inc., 3.45%, due 02/09/45	23,992,884
EUR	45,177,000	Berkshire Hathaway, Inc., 1.63%, due 03/16/35	45,772,514
USD	6,774,000	Exxon Mobil Corp., 3.57%, due 03/06/45	6,430,635
USD	11,517,000	Microsoft Corp., 4.00%, due 02/12/55	10,538,746

		Total Corporate Debt	86,734,779

		Foreign Government Obligations — 0.3%
EUR	13,200,000	United Mexican States, 4.00%, due 03/15/2115	13,669,822

		U.S. Government — 58.8%
USD	119,729,900	U.S. Treasury Bond, 2.75%, due 11/15/42	116,166,020
USD	115,120,600	U.S. Treasury Bond, 3.13%, due 02/15/42	120,507,899
USD	494,738,800	U.S. Treasury Bond, 3.13%, due 11/15/41	518,663,874
USD	91,195,300	U.S. Treasury Bond, 3.63%, due 02/15/44	104,404,392
USD	1,809,423,668	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15 (a)(b)	1,821,155,971
USD	138,124,800	U.S. Treasury Strip Principal, due 11/15/41	62,977,864
USD	20,674,500	U.S. Treasury Strip Principal, due 02/15/42	9,316,550
USD	1,619,100	U.S. Treasury Strip Principal, due 11/15/42	706,433
USD	30,153,700	U.S. Treasury Strip Principal, due 02/15/44	12,707,010

		Total U.S. Government	2,766,606,013

		TOTAL DEBT OBLIGATIONS (COST $2,976,492,735)	2,867,010,614

		MUTUAL FUNDS — 7.6%

		United States — 7.6%
		Affiliated Issuers — 7.6%
	14,409,947	GMO U.S. Treasury Fund	360,248,671

			360,248,671

		TOTAL MUTUAL FUNDS (COST $360,248,671)	360,248,671

		OPTIONS PURCHASED — 14.4%

		Currency Options — 4.2%
EUR	926,000	EUR Call/ USD Put, Expires 07/21/15, Strike 1.16, (OTC) (CP-GS)	1,712
EUR	121,123,000	EUR Call/USD Put, Expires 07/23/15, Strike 1.16, (OTC) (CP-DB)	306,500
EUR	975,512,000	EUR Call/USD Put, Expires 07/21/15, Strike 1.16, (OTC) (CP-DB)	1,803,174

Principal Amount		Description	Value ($)
		Currency Options — continued
EUR	70,406,000	EUR Call/USD Put, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	2,885,222
EUR	199,390,000	EUR Call/USD Put, Expires 06/18/15, Strike 1.08, (OTC) (CP-JPM)	4,952,460
EUR	140,812,000	EUR Call/USD Put, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	5,770,444
EUR	201,004,000	EUR Call/USD Put, Expires 06/18/15, Strike 1.09, (OTC) (CP-GS)	3,860,257
EUR	59,203,000	EUR Call/USD Put, Expires 03/22/16, Strike 1.09, (OTC) (CP-JPM)	2,922,768
EUR	58,706,000	EUR Call/USD Put, Expires 03/23/16, Strike 1.11, (OTC) (CP-JPM)	2,440,254
EUR	140,642,000	EUR Call/USD Put, Expires 06/19/15, Strike 1.06, (OTC) (CP-GS)	5,306,100
EUR	201,363,000	EUR Call/USD Put, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	11,614,060
EUR	29,984,000	EUR Call/USD Put, Expires 08/06/15, Strike 1.15, (OTC) (CP-DB)	115,985
EUR	926,000	EUR Put/USD Call, Expires 07/21/15, Strike 1.16, (OTC) (CP-GS)	61,013
EUR	121,123,000	EUR Put/USD Call, Expires 07/23/15, Strike 1.16, (OTC) (CP-DB)	7,400,558
EUR	203,552,000	EUR Put/USD Call, Expires 10/28/15, Strike 1.07, (OTC) (CP-JPM)	3,749,121
EUR	334,176,000	EUR Put/USD Call, Expires 10/29/15, Strike 1.07, (OTC) (CP-JPM)	6,185,481
EUR	19,916,000	EUR Put/USD Call, One-Touch Binary Option, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	7,983,917
EUR	19,900,000	EUR Put/USD Call, One-Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	8,196,064
EUR	60,274,000	EUR Put/USD Call, Expires 06/19/15, Strike 1.01, (OTC) (CP-JPM)	2,648
EUR	401,831,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	4,175,433
EUR	690,631,000	EUR Put/USD Call, Expires 10/21/15, Strike 1.02, (OTC) (CP-JPM)	5,721,517
EUR	457,990,000	EUR Put/USD Call, Expires 07/29/15, Strike 1.05, (OTC) (CP-JPM)	2,913,436
EUR	403,226,000	EUR Put/USD Call, Expires 10/22/15, Strike 1.03, (OTC) (CP-JPM)	4,321,459
EUR	562,564,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-GS)	12,608,134
EUR	201,004,000	EUR Put/USD Call, Expires 06/18/15, Strike 1.09, (OTC) (CP-GS)	1,453,943
EUR	70,406,000	EUR Put/USD Call, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	1,241,097
EUR	199,390,000	EUR Put/USD Call, Expires 06/18/15, Strike 1.08, (OTC) (CP-JPM)	990,492
EUR	140,812,000	EUR Put/USD Call, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	2,482,194
EUR	59,203,000	EUR Put/USD Call, Expires 03/22/16, Strike 1.09, (OTC) (CP-JPM)	2,205,829
EUR	58,706,000	EUR Put/USD Call, Expires 03/23/16, Strike 1.11, (OTC) (CP-JPM)	2,528,007

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Currency Options — continued
EUR	140,642,000	EUR Put/USD Call, Expires 06/19/15, Strike 1.06, (OTC) (CP-GS)	328,397
EUR	201,363,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	6,352,956
EUR	402,727,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	4,922,082
EUR	29,984,000	EUR Put/USD Call, Expires 08/06/15, Strike 1.15, (OTC) (CP-DB)	1,775,070
EUR	478,624,000	EUR Put/USD Call, Expires 02/04/16, Strike 1.03, (OTC) (CP-GS)	8,124,273
EUR	4,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/24/16, Strike 1.10, (OTC) (CP-JPM)	1,669
EUR	13,896,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	5,799,551
EUR	5,955,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	2,485,343
EUR	19,942,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/24/16, Strike 1.10, (OTC) (CP-DB)	8,322,874
GBP	233,100,000	GBP Call/USD Put, Expires 11/16/15, Strike 1.56, (OTC) (CP-GS)	4,482,590
GBP	26,963,000	GBP Call/USD Put, Expires 08/20/15, Strike 1.55, (OTC) (CP-JPM)	406,127
GBP	53,927,000	GBP Call/USD Put, Expires 08/20/15, Strike 1.54, (OTC) (CP-JPM)	865,266
GBP	263,658,000	GBP Put/USD Call, Expires 07/09/15, Strike 1.43, (OTC) (CP-JPM)	128,146
GBP	26,963,000	GBP Put/USD Call, Expires 08/20/15, Strike 1.55, (OTC) (CP-JPM)	902,669
GBP	53,927,000	GBP Put/USD Call, Expires 08/20/15, Strike 1.54, (OTC) (CP-JPM)	1,729,049
USD	90,073,000	USD Call/BRL Put, Expires 03/22/16, Strike 3.56, (OTC) (CP-JPM)	5,009,770
USD	36,029,334	USD Call/BRL Put, Expires 03/22/16, Strike 3.55, (OTC) (CP-JPM)	2,029,604
USD	90,073,000	USD Call/CHF Put, Expires 06/22/15, Strike 0.97, (OTC) (CP-GS)	212,572
USD	53,706,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	2,006,456
USD	53,578,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	1,900,840
USD	90,609,000	USD Call/JPY Put, Expires 06/01/15, Strike 119.32, (OTC) (CP-GS)	3,503,306
USD	36,029,334	USD Put/BRL Call, Expires 03/22/16, Strike 3.55, (OTC) (CP-JPM)	2,543,851
USD	90,073,000	USD Put/BRL Call, Expires 03/22/16, Strike 3.56, (OTC) (CP-JPM)	6,475,078
USD	108,732,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	4,308,832
USD	90,073,000	USD Put/CHF Call, Expires 06/22/15, Strike 0.97, (OTC) (CP-GS)	3,404,849
USD	53,706,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	2,456,781

Principal Amount		Description	Value ($)
		Currency Options — continued
USD	53,578,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	2,591,996
USD	90,609,000	USD Put/JPY Call, Expires 06/01/15, Strike 119.32, (OTC) (CP-GS)	—

		Total Currency Options	199,269,276

		Options on Interest Rate Swaps — 7.8%
EUR	68,363,000	EUR Swaption Call, Expires 11/24/15, Strike 1.31%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 68,363,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 1.31%, maturing on 11/26/45. (OTC) (CP-MSCI)	4,238,741
EUR	81,111,000	EUR Swaption Call, Expires 07/13/15, Strike 0.98%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 81,111,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.98%, maturing on 07/15/45. (OTC) (CP-MSCI)	461,724
EUR	243,705,000	EUR Swaption Put, Expires 02/01/17, Strike 2.03%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 243,705,000 EUR in which it will pay a rate of 2.03% and will receive 6 month EURIBOR, maturing on 02/03/47. (OTC) (CP-GS)	6,596,778
EUR	224,527,000	EUR Swaption Put, Expires 09/01/16, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 224,527,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 09/05/46. (OTC) (CP-GS)	4,677,471
EUR	246,230,000	EUR Swaption Put, Expires 12/16/16, Strike 1.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 246,230,000 EUR in which it will pay a rate of 1.93% and will receive 6 month EURIBOR, maturing on 12/22/46. (OTC) (CP-GS)	7,254,944
EUR	248,033,000	EUR Swaption Put, Expires 07/07/16, Strike 1.99%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 248,033,000 EUR in which it will pay a rate of 1.99% and will receive 6 month EURIBOR, maturing on 07/11/46. (OTC) (CP-GS)	5,115,947

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
EUR	186,013,000	EUR Swaption Put, Expires 03/01/17, Strike 1.88%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 186,013,000 EUR in which it will pay a rate of 1.88% and will receive 6 month EURIBOR, maturing on 03/03/47. (OTC) (CP-GS)	6,305,660
EUR	252,602,000	EUR Swaption Put, Expires 07/24/17, Strike 1.80%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 252,602,000 EUR in which it will pay a rate of 1.80% and will receive 6 month EURIBOR, maturing on 07/26/47. (OTC) (CP-GS)	10,458,384
EUR	186,688,000	EUR Swaption Put, Expires 08/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 186,688,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 08/23/47. (OTC) (CP-MSCI)	8,930,493
EUR	186,688,000	EUR Swaption Put, Expires 02/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 186,688,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 02/22/47. (OTC) (CP-MSCI)	7,676,267
EUR	186,688,000	EUR Swaption Put, Expires 11/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 186,688,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 11/22/47. (OTC) (CP-MSCI)	9,488,405
EUR	186,688,000	EUR Swaption Put, Expires 05/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 186,688,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 05/24/47. (OTC) (CP-MSCI)	8,293,230
EUR	93,374,000	EUR Swaption Put, Expires 03/19/18, Strike 1.70%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 93,374,000 EUR in which it will pay a rate of 1.70% and will receive 6 month EURIBOR, maturing on 03/21/48. (OTC) (CP-MSCI)	4,835,666

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
EUR	396,634,000	EUR Swaption Put, Expires 02/22/16, Strike 1.56%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 396,634,000 EUR in which it will pay a rate of 1.56% and will receive 6 month EURIBOR, maturing on 02/24/46. (OTC) (CP-GS)	20,604,975
EUR	757,576,000	EUR Swaption Put, Expires 03/06/18, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 757,576,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 03/08/48. (OTC) (CP-GS)	27,655,537
EUR	407,298,000	EUR Swaption Put, Expires 03/12/18, Strike 1.83%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 407,298,000 EUR in which it will pay a rate of 1.83% and will receive 6 month EURIBOR, maturing on 03/14/48. (OTC) (CP-MSCI)	18,695,936
EUR	81,111,000	EUR Swaption Put, Expires 07/13/15, Strike 0.98%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 81,111,000 EUR in which it will pay a rate of 0.98% and will receive 6 month EURIBOR, maturing on 07/15/45. (OTC) (CP-MSCI)	7,507,038
EUR	159,772,000	EUR Swaption Put, Expires 11/20/15, Strike 1.28%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 159,772,000 EUR in which it will pay a rate of 1.28% and will receive 6 month EURIBOR, maturing on 11/24/25. (OTC) (CP-MSCI)	10,194,897
EUR	187,469,000	EUR Swaption Put, Expires 03/12/18, Strike 1.70%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 187,469,000 EUR in which it will pay a rate of 1.70% and will receive 6 month EURIBOR, maturing on 03/14/48. (OTC) (CP-MSCI)	9,695,082
EUR	247,417,000	EUR Swaption Put, Expires 06/01/16, Strike 1.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 247,417,000 EUR in which it will pay a rate of 1.93% and will receive 6 month EURIBOR, maturing on 06/03/46. (OTC) (CP-GS)	5,260,850

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
EUR	98,208,000	EUR Swaption Put, Expires 10/13/16, Strike 1.90%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 98,208,000 EUR in which it will pay a rate of 1.90% and will receive 6 month EURIBOR, maturing on 10/17/46. (OTC) (CP-GS)	2,783,591
EUR	318,079,000	EUR Swaption Put, Expires 05/22/17, Strike 1.85%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 318,079,000 EUR in which it will pay a rate of 1.85% and will receive 6 month EURIBOR, maturing on 05/24/47. (OTC) (CP-GS)	11,901,176
EUR	68,363,000	EUR Swaption Put, Expires 11/24/15, Strike 1.31%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 68,363,000 EUR in which it will pay a rate of 1.31% and will receive 6 month EURIBOR, maturing on 11/26/45. (OTC) (CP-MSCI)	4,198,496
EUR	250,613,000	EUR Swaption Put, Expires 09/01/16, Strike 1.95%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 250,613,000 EUR in which it will pay a rate of 1.95% and will receive 6 month EURIBOR, maturing on 09/05/46. (OTC) (CP-GS)	6,176,846
GBP	37,382,000	GBP Swaption Call, Expires 06/24/15, Strike 2.30%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 37,382,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 2.30%, maturing on 06/24/45. (OTC) (CP-MSCI)	2,153,919
GBP	178,907,500	GBP Swaption Call, Expires 03/23/16, Strike 1.97%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 178,907,500 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 1.97%, maturing on 03/23/46. (OTC) (CP-GS)	12,901,824
GBP	37,382,000	GBP Swaption Call, Expires 03/11/16, Strike 2.34%, Upon potential exercise of option, the Fund will enter into a swap with a notional amount of 37,382,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 2.34%, maturing on 03/11/46. (OTC) (CP-MSCI)	4,837,991

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
GBP	37,382,000	GBP Swaption Call, Expires 03/13/17, Strike 2.39%, Upon potential exercise of option, the Fund will enter into a swap with a notional amount of 37,382,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 2.39%, maturing on 03/13/47. (OTC) (CP-MSCI)	6,611,279
GBP	174,688,000	GBP Swaption Put, Expires 01/27/17, Strike 2.53%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 174,688,000 GBP in which it will pay a rate of 2.53% and will receive 6 month GBP LIBOR, maturing on 01/27/47. (OTC) (CP-GS)	8,700,772
GBP	92,879,000	GBP Swaption Put, Expires 02/09/17, Strike 2.61%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 92,879,000 GBP in which it will pay a rate of 2.61% and will receive 6 month GBP LIBOR, maturing on 02/09/47. (OTC) (CP-MSCI)	4,202,757
GBP	111,514,000	GBP Swaption Put, Expires 08/10/17, Strike 2.68%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 111,514,000 GBP in which it will pay a rate of 2.68% and will receive 6 month GBP LIBOR, maturing on 08/10/47. (OTC) (CP-MSCI)	5,085,529
GBP	74,343,000	GBP Swaption Put, Expires 08/10/17, Strike 3.00%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 74,343,000 GBP in which it will pay a rate of 3.00% and will receive 6 month GBP LIBOR, maturing on 08/10/47. (OTC) (CP-MSCI)	3,474,337
GBP	85,448,000	GBP Swaption Put, Expires 04/10/17, Strike 2.58%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 85,448,000 GBP in which it will pay a rate of 2.58% and will receive 6 month GBP LIBOR, maturing on 04/12/47. (OTC) (CP-GS)	4,125,222
GBP	158,282,000	GBP Swaption Put, Expires 03/20/17, Strike 2.89%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 158,282,000 GBP in which it will pay a rate of 2.89% and will receive 6 month GBP LIBOR, maturing on 03/22/47. (OTC) (CP-GS)	5,045,930

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
GBP	176,159,000	GBP Swaption Put, Expires 05/19/17, Strike 2.91%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 176,159,000 GBP in which it will pay a rate of 2.91% and will receive 6 month GBP LIBOR, maturing on 05/19/47. (OTC) (CP-GS)	5,656,493
GBP	178,907,500	GBP Swaption Put, Expires 03/23/16, Strike 1.97%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 178,907,500 GBP in which it will pay a rate of 1.97% and will receive 6 month GBP LIBOR, maturing on 03/23/46. (OTC) (CP-GS)	28,599,048
GBP	178,503,000	GBP Swaption Put, Expires 02/17/17, Strike 2.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 178,503,000 GBP in which it will pay a rate of 2.81% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-GS)	6,280,135
GBP	74,034,000	GBP Swaption Put, Expires 05/12/17, Strike 2.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 74,034,000 GBP in which it will pay a rate of 2.81% and will receive 6 month GBP LIBOR, maturing on 05/12/47. (OTC) (CP-MSCI)	4,166,427
GBP	69,527,000	GBP Swaption Put, Expires 02/17/17, Strike 2.95%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 69,527,000 GBP in which it will pay a rate of 2.95% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-MSCI)	3,076,267
GBP	37,382,000	GBP Swaption Put, Expires 06/24/15, Strike 2.96%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 37,382,000 GBP in which it will pay a rate of 2.96% and will receive 6 month GBP LIBOR, maturing on 06/24/45 (OTC) (CP-MSCI)	618,083
GBP	37,382,000	GBP Swaption Put, Expires 03/11/16, Strike 2.34%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 37,382,000 GBP in which it will pay a rate of 2.34% and will receive 6 month GBP LIBOR, maturing on 03/11/46. (OTC) (CP-MSCI)	3,272,158

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
GBP	37,382,000	GBP Swaption Put, Expires 03/13/17, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 37,382,000 GBP in which it will pay a rate of 2.39% and will receive 6 month GBP LIBOR, maturing on 03/13/47. (OTC) (CP-MSCI)	5,092,697
USD	90,073,000	USD Swaption Call, Expires 09/21/15, Strike 2.40%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 90,073,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.40%, maturing on 09/23/45. (OTC) (CP-JPM)	1,896,397
USD	90,073,500	USD Swaption Call, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 90,073,500 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.15%, maturing on 09/23/25. (OTC) (CP-JPM)	1,104,211
USD	180,147,000	USD Swaption Call, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 180,147,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.15%, maturing on 09/23/25. (OTC) (CP-JPM)	2,224,815
USD	44,728,000	USD Swaption Call, Expires 09/23/15, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 44,728,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.39%, maturing on 09/25/45. (OTC) (CP-JPM)	903,461
USD	364,726,500	USD Swaption Call, Expires 03/11/16, Strike 2.75%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 364,726,500 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.75%, maturing on 03/17/46. (OTC) (CP-GS)	7,861,680
USD	90,073,000	USD Swaption Put, Expires 09/21/15, Strike 2.40%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 90,073,000 USD in which it will pay a rate of 2.40% and will receive 3 month USD LIBOR, maturing on 09/23/45. (OTC) (CP-JPM)	6,701,521

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount / Number of Contracts		Description	Value ($)
		Options on Interest Rate Swaps — continued
USD	90,073,500	USD Swaption Put, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 90,073,500 USD in which it will pay a rate of 2.15% and will receive 3 month USD LIBOR, maturing on 09/23/25. (OTC) (CP-JPM)	2,158,972
USD	180,147,000	USD Swaption Put, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 180,147,000 USD in which it will pay a rate of 2.15% and will receive 3 month USD LIBOR, maturing on 09/23/25. (OTC) (CP-JPM)	4,293,083
USD	44,728,000	USD Swaption Put, Expires 09/23/15, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 44,728,000 USD in which it will pay a rate of 2.39% and will receive 3 month USD LIBOR, maturing on 09/25/45. (OTC) (CP-JPM)	3,463,915
USD	364,726,500	USD Swaption Put, Expires 03/11/16, Strike 2.75%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 364,726,500 USD in which it will pay a rate of 2.75% and will receive 3 month USD LIBOR, maturing on 03/17/46. (OTC) (CP-GS)	12,322,650

		Total Options on Interest Rate Swaps	365,839,707

		Quanto Options — 2.4%
	4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 03/13/20, Strike 3,000 (c)	2,666,636
	4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 07/19/19, Strike 3,000 (c)	2,548,073
	4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 03/27/20, Strike 3,000 (c)	2,672,128
	4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 11/15/19, Strike 3,000 (c)	2,603,590
	4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 05/08/20, Strike 3,000 (c)	2,611,567
	4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 04/17/20, Strike 3,000 (c)	2,674,492
	4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 08/02/19, Strike 3,000 (c)	2,558,329
	4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 12/20/19, Strike 3,000 (c)	2,624,841
	4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 08/16/19, Strike 3,000 (c)	2,559,535
	4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 12/13/19, Strike 3,000 (c)	2,618,397
	4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 04/03/20, Strike 3,000 (c)	2,677,097

Number of Contracts	Description	Value ($)
	Quanto Options — continued
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 10/11/19, Strike 3,000 (c)	2,591,912
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 02/21/20, Strike 3,000 (c)	2,650,499
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 03/20/20, Strike 3,000 (c)	2,671,332
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 08/09/19, Strike 3,000 (c)	2,556,427
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 04/09/20, Strike 3,000 (c)	2,673,771
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 01/10/20, Strike 3,000 (c)	2,634,484
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 03/06/20, Strike 3,000 (c)	2,660,983
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 09/06/19, Strike 3,000 (c)	2,575,028
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 09/13/19, Strike 3,000 (c)	2,580,403
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 01/31/20, Strike 3,000 (c)	2,639,623
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 07/26/19, Strike 3,000 (c)	2,552,915
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 08/23/19, Strike 3,000 (c)	2,564,579
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 04/30/20, Strike 3,000 (c)	2,650,306
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 02/28/20, Strike 3,000 (c)	2,655,811
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 10/18/19, Strike 3,000 (c)	2,596,907
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 11/29/19, Strike 3,000 (c)	2,611,535
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 11/22/19, Strike 3,000 (c)	2,608,097
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 01/24/20, Strike 3,000 (c)	2,634,350
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 02/14/20, Strike 3,000 (c)	2,645,877
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 01/03/20, Strike 3,000 (c)	2,630,185
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 09/27/19, Strike 3,000 (c)	2,585,471
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 11/01/19, Strike 3,000 (c)	2,606,556
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 10/25/19, Strike 3,000 (c)	2,601,856
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 09/20/19, Strike 3,000 (c)	2,585,356
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 11/08/19, Strike 3,000 (c)	2,604,680
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 10/04/19, Strike 3,000 (c)	2,590,122
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 12/27/19, Strike 3,000 (c)	2,626,230

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Number of Contracts / Shares / Par Value ($)	Description	Value ($)
	Quanto Options — continued
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 05/15/20, Strike 3,000 (c)	2,596,932
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 02/07/20, Strike 3,000 (c)	2,642,341
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 04/24/20, Strike 3,000 (c)	2,676,129
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 12/06/19, Strike 3,000 (c)	2,613,533
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 08/30/19, Strike 3,000 (c)	2,569,760
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 01/17/20, Strike 3,000 (c)	2,638,294

	Total Quanto Options	115,136,969

	TOTAL OPTIONS PURCHASED (COST $745,915,263)	680,245,952

	SHORT-TERM INVESTMENTS — 26.7%

	Money Market Funds — 0.5%
22,916,211	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (d)	22,916,211

	U.S. Government — 26.2%
91,700,000	U.S. Treasury Bill, 0.00%, due 06/11/15 (e)(f)	91,699,908
43,000,000	U.S. Treasury Bill, 0.00%, due 07/23/15 (e)(f)	42,999,699
27,300,000	U.S. Treasury Bill, 0.01%, due 06/25/15 (e)	27,299,809
30,000,000	U.S. Treasury Bill, 0.01%, due 09/10/15 (e)	29,999,160
70,000,000	U.S. Treasury Bill, 0.02%, due 09/17/15 (e)	69,996,290
175,000,000	U.S. Treasury Bill, 0.02%, due 09/24/15 (e)	174,990,200
45,000,000	U.S. Treasury Bill, 0.02%, due 10/22/15 (e)	44,995,995

Par Value ($)	Description	Value ($)
	U.S. Government — continued
135,000,000	U.S. Treasury Bill, 0.03%, due 10/08/15 (e)	134,986,635
15,000,000	U.S. Treasury Bill, 0.03%, due 10/15/15 (e)	14,998,440
150,000,000	U.S. Treasury Bill, 0.05%, due 11/05/15 (e)	149,968,950
10,000,000	U.S. Treasury Bill, 0.06%, due 12/10/15 (e)	9,996,800
111,000,000	U.S. Treasury Bill, 0.10%, due 01/07/16 (e)	110,933,844
25,000,000	U.S. Treasury Note, 0.25%, due 07/31/15	25,003,900
25,000,000	U.S. Treasury Note, 0.25%, due 10/15/15	25,015,625
45,000,000	U.S. Treasury Note, 0.38%, due 06/30/15	45,012,241
68,800,000	U.S. Treasury Note, 1.25%, due 08/31/15	69,004,267
75,000,000	U.S. Treasury Note, 1.25%, due 09/30/15	75,292,950
90,000,000	U.S. Treasury Note, 1.88%, due 06/30/15	90,128,119

	Total U.S. Government	1,232,322,832

	TOTAL SHORT-TERM INVESTMENTS (COST $1,255,099,035)	1,255,239,043

	TOTAL INVESTMENTS — 109.6% (Cost $5,337,755,704)	5,162,744,280
	Other Assets and Liabilities (net) — (9.6%)	(454,256,715)

	TOTAL NET ASSETS — 100.0%	$4,708,487,565

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

A summary of outstanding financial instruments at May 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/02/2015	BCLY	BRL	401,950,200	USD	128,676,330	$2,526,816
06/02/2015	GS	BRL	343,440,800	USD	111,047,949	3,261,237
07/02/2015	BCLY	BRL	66,006,900	USD	20,568,023	74,396
02/17/2016	GS	CHF	504,669,141	USD	548,454,871	5,138,374
03/03/2016	GS	CHF	50,354,800	USD	51,466,476	(2,786,520)
06/22/2015	BOA	EUR	60,012,834	USD	64,411,775	(1,517,256)
06/22/2015	GS	EUR	197,070,316	USD	219,492,931	2,994,990
07/23/2015	DB	EUR	540,596,000	USD	567,247,383	(26,902,590)
07/31/2015	GS	EUR	228,639,000	USD	259,871,087	8,552,878
07/31/2015	JPM	EUR	283,344,000	USD	318,291,660	6,842,139
10/23/2015	JPM	EUR	1,213,884,000	USD	1,309,031,218	(27,076,029)
10/26/2015	JPM	EUR	318,144,000	USD	351,905,163	1,710,021
10/30/2015	JPM	EUR	166,301,000	USD	190,710,661	7,643,306
11/02/2015	JPM	EUR	153,113,000	USD	174,346,711	5,788,326
11/16/2015	JPM	EUR	923,529,000	USD	1,065,475,407	48,541,602
02/08/2016	GS	EUR	133,616,000	USD	144,537,419	(2,857,131)
02/09/2016	DB	EUR	57,966,000	USD	62,748,195	(1,196,723)
02/17/2016	GS	EUR	56,582,000	USD	61,227,382	(1,201,988)
03/14/2016	GS	EUR	213,373,000	USD	227,893,033	(7,685,151)
03/14/2016	JPM	EUR	184,038,000	USD	199,749,324	(3,441,041)
03/16/2016	JPM	EUR	181,226,000	USD	193,911,648	(6,185,483)
03/27/2017	DB	EUR	7,635,000	USD	8,375,595	(176,660)
11/07/2017	GS	EUR	238,995,000	USD	262,404,560	(8,395,625)
12/22/2017	JPM	EUR	62,184,000	USD	68,688,446	(1,947,329)
07/09/2015	GS	GBP	56,638,000	USD	82,914,067	(3,627,980)
07/13/2015	GS	GBP	43,460,015	USD	64,581,582	(1,822,846)
07/13/2015	JPM	GBP	97,012,000	USD	146,885,414	(1,343,399)
11/18/2015	GS	GBP	247,935,000	USD	362,604,938	(15,915,688)
12/18/2015	GS	GBP	162,778,000	USD	241,258,080	(7,221,903)
08/13/2015	BCLY	INR	9,330,117,000	USD	143,702,186	(311,660)
06/26/2015	GS	JPY	26,707,285,000	USD	223,491,278	8,238,800
06/26/2015	JPM	JPY	21,654,724,850	USD	178,447,760	3,917,358
06/11/2015	BOA	SEK	412,978,756	USD	47,860,120	(582,352)
06/11/2015	DB	SEK	412,916,811	USD	47,824,509	(610,697)
06/11/2015	GS	SEK	412,978,755	USD	47,846,147	(596,326)
06/02/2015	BCLY	USD	130,690,379	BRL	401,950,200	(4,540,863)
06/02/2015	GS	USD	95,169,831	BRL	289,191,800	(4,408,823)
06/11/2015	GS	USD	150,674,311	SEK	1,238,874,322	(5,354,160)
06/22/2015	BOA	USD	68,895,829	EUR	63,957,599	1,366,851
06/22/2015	DB	USD	553,831,417	EUR	508,949,400	5,291,333
06/22/2015	GS	USD	68,902,609	EUR	63,957,599	1,360,071
06/22/2015	JPM	USD	68,847,701	EUR	63,948,005	1,404,439
06/23/2015	JPM	USD	29,701,411	EUR	28,129,000	1,201,023

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/26/2015	GS	USD	489,249,090	JPY	59,017,942,993	$(13,582,678)
07/13/2015	JPM	USD	183,532,665	GBP	122,037,000	2,932,924
07/23/2015	DB	USD	531,852,944	EUR	483,490,000	(466,160)
07/23/2015	JPM	USD	115,266,985	EUR	108,354,000	3,821,070
07/27/2015	BOA	USD	3,252,032	GBP	2,075,125	(81,668)
07/27/2015	GS	USD	3,250,674	GBP	2,075,437	(79,833)
07/27/2015	MSCI	USD	3,247,988	GBP	2,075,438	(77,145)
07/31/2015	GS	USD	226,602,126	EUR	213,373,000	7,935,815
07/31/2015	JPM	USD	317,014,403	EUR	283,344,000	(5,564,884)
08/13/2015	BCLY	USD	198,468,648	INR	12,853,822,000	(65,098)
10/23/2015	JPM	USD	1,355,262,567	EUR	1,238,139,000	7,541,861
10/26/2015	JPM	USD	311,731,393	EUR	274,089,000	(10,029,534)
10/30/2015	JPM	USD	184,931,601	EUR	166,301,000	(1,864,246)
11/02/2015	JPM	USD	174,030,379	EUR	153,113,000	(5,471,994)
11/16/2015	JPM	USD	992,920,657	EUR	925,246,000	25,903,805
11/18/2015	GS	USD	367,116,381	GBP	247,935,000	11,404,245
12/18/2015	GS	USD	240,705,002	GBP	162,778,000	7,774,981
02/08/2016	GS	USD	142,234,232	EUR	133,616,000	5,160,317
02/09/2016	DB	USD	4,751,636	EUR	4,396,000	97,790
02/17/2016	GS	USD	185,711,456	CHF	174,521,000	2,174,291
03/14/2016	GS	USD	227,615,648	EUR	213,373,000	7,962,536
03/14/2016	JPM	USD	195,301,126	EUR	184,038,000	7,889,240
03/16/2016	JPM	USD	194,392,069	EUR	181,226,000	5,705,062
03/24/2016	JPM	USD	3,747,051	BRL	13,376,971	74,292
03/29/2016	GS	USD	6,648,728	EUR	6,067,000	52,514
11/07/2017	GS	USD	263,778,782	EUR	238,995,000	7,021,403
12/22/2017	JPM	USD	69,205,942	EUR	62,184,000	1,429,834

						$45,746,477

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
1,314	U.S. Ultra Bond	September 2015	$210,609,563	$1,564,150

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Currency Options

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	60,274,000	06/19/2015	EUR Call/USD Put, Strike 1.10, (OTC) (CP-JPM)	$537,569	$(715,743)
Call	EUR	19,942,000	02/24/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.21 (OTC) (CP-DB)	6,786,363	(3,613,879)
Call	EUR	4,000	02/24/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.21 (OTC) (CP-JPM)	1,369	(725)
Call	EUR	13,896,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	2,011,863	(3,548,410)
Call	EUR	5,955,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	833,318	(1,471,585)

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Currency Options — continued

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	401,831,000	03/10/2016	EUR Call/USD Put, Strike 1.14, (OTC) (CP-JPM)	$6,102,128	$(9,587,916)
Call	EUR	402,727,000	03/14/2016	EUR Call/USD Put, Strike 1.15, (OTC) (CP-JPM)	5,808,694	(8,275,273)
Call	EUR	19,900,000	03/31/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	3,203,626	(5,573,324)
Call	EUR	19,916,000	06/03/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.18, (OTC) (CP-JPM)	4,064,614	(6,780,860)
Call	GBP	263,658,000	07/09/2015	GBP Call/USD Put, Strike 1.57 (OTC) (CP-JPM)	3,472,724	(888,962)

					$32,822,268	$(40,456,677)

Written Options on Interest Rate Swaps

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	121,666,000	07/13/2015	EUR Swaption Call, Expires 07/13/2015, Strike 0.64%, Upon Potential exercise of option, the Fund will enter into a swap with a notional amount of 121,666,000 EUR in which it will pay a rate of 0.64% and will receive 6 month EURIBOR, maturing on 07/15/25. (OTC) (CP-MSCI)	$1,589,199	$(205,917)
Put	EUR	121,666,000	07/13/2015	EUR Swaption Put, Expires 07/13/2015, Strike 0.64%, Upon Potential exercise of the option, the Fund will enter into a swap with a notional amount of 121,666,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.64%, maturing on 07/15/25. (OTC) (CP-MSCI)	1,589,199	(3,106,398)
Put	EUR	159,772,000	11/20/2015	EUR Swaption Put, Expires 11/20/2015, Strike 0.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 159,772,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.81%, maturing on 11/20/15. (OTC) (CP-MSCI)	2,280,838	(3,944,912)
Put	EUR	152,083,125	12/14/2015	EUR Swaption Put, Expires 12/14/2015, Strike 0.69%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 152,083,125 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.69%, maturing on 12/16/25. (OTC) (CP-MSCI)	3,149,341	(5,275,901)
Call	EUR	152,083,125	12/14/2015	EUR Swaption Call, Expires 12/14/2015, Strike 0.69%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 152,083,125 EUR in which it will pay a rate 0.69% and will receive 6 month EURIBOR, maturing on 12/16/25. (OTC) (CP-MSCI)	3,149,341	(1,339,604)
Call	EUR	247,417,000	06/01/2016	EUR Swaption Call, Expires 06/01/2016, Strike 0.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 247,417,000 EUR in which it will pay a rate of 0.93% and will receive 6 month EURIBOR, maturing on 06/03/46. (OTC) (CP-GS)	7,308,893	(5,077,426)
Call	EUR	248,033,000	07/07/2016	EUR Swaption Call, Expires 07/07/2016, Strike 0.99%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 248,033,000 EUR in which it will pay a rate of 0.99% and will receive 6 month EURIBOR, maturing on 07/11/46. (OTC) (CP-GS)	6,618,848	(6,032,078)
Call	EUR	250,613,000	09/01/2016	EUR Swaption Call, Expires 09/01/2016, Strike 0.95%, Upon potential exercise of option, the Fund will enter into a swap with a notional amount of 250,613,000 EUR in which it will pay a rate of 0.95% and will receive 6 month EURIBOR, maturing on 09/05/46. (OTC) (CP-GS)	4,440,092	(6,338,968)
Call	EUR	246,230,000	12/16/2016	EUR Swaption Call, Expires 12/16/2016, Strike 0.93%, Upon potential exercise of option, the Fund will enter into a swap with a notional amount of 246,23,000 EUR in which it will pay a rate of 0.93% and will receive 6 month EURIBOR, maturing on 12/22/46. (OTC) (CP-GS)	6,418,083	(7,082,137)
Call	EUR	93,344,000	05/18/2017	EUR Swaption Call, Expires 05/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 93,344,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 05/24/47. (OTC) (CP-MSCI)	3,023,363	(4,401,992)

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Written Options on Interest Rate Swaps — continued

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	186,688,000	08/18/2017	EUR Swaption Call, Expires 11/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 186,688,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 08/23/47. (OTC) (CP-MSCI)	$6,958,443	$(9,468,721)
Call	EUR	186,688,000	11/18/2017	EUR Swaption Call, Expires 11/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 186,688,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 11/22/47. (OTC) (CP-MSCI)	7,320,197	(10,094,912)
Call	EUR	757,576,000	03/06/2018	EUR Swaption Call, Expires 03/06/2018, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 757,576,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 03/08/48. (OTC) (CP-GS)	25,234,477	(35,569,124)
Call	EUR	407,298,000	03/12/2018	EUR Swaption Call, Expires 03/12/2018, Strike 0.83%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 407,298,000 EUR in which it will pay a rate of 0.83% and will receive 6 month EURIBOR, maturing on 03/14/48. (OTC) (CP-MSCI)	15,212,569	(15,231,771)
Call	GBP	37,382,000	06/24/2015	GBP Swaption Call, Expires 06/24/2015, Strike 1.99%, Upon potential exercise of option, the Fund will enter into a swap with a notional amount of 37,382,000 GBP in which it will pay a rate of 1.99% and will receive 6 month GBP LIBOR, maturing on 06/24/25. (OTC) (CP-MSCI)	884,935	(742,522)
Put	GBP	37,382,000	06/24/2015	GBP Swaption Put, Expires 06/24/2015, Strike 1.99%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 37,382,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 1.99%, maturing on 06/24/25. (OTC) (CP-MSCI)	884,935	(321,554)
Call	GBP	37,382,000	03/11/2016	GBP Swaption Call, Expires 03/11/2016, Strike 2.12%, Upon potential exercise of option, the Fund will enter into a swap with a notional amount of 37,382,000 GBP in which it will pay a rate of 2.12% and will receive 6 month GBP LIBOR, maturing on 03/11/26. (OTC) (CP-MSCI)	1,697,289	(1,890,528)
Put	GBP	37,382,000	03/11/2016	GBP Swaption Put, Expires 03/11/2016, Strike 2.12%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 37,382,000 GBP in which it will pay a 6 month GBP LIBOR and will receive a rate of 2.12% , maturing on 03/11/26. (OTC) (CP-MSCI)	1,697,289	(1,480,016)
Call	GBP	174,688,000	01/27/2017	GBP Swaption Call, Expires 01/27/2017, Strike 1.53%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 174,688,000 GBP in which it will pay a rate of 1.53% and will receive 6 month GBP LIBOR, maturing on 01/27/47. (OTC) (CP-GS)	7,730,388	(5,568,676)
Call	GBP	92,879,000	02/09/2017	GBP Swaption Call, Expires 02/09/2017, Strike 1.61%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 92,879,000 GBP in which it will pay a rate of 1.61% and will receive 6 month GBP LIBOR, maturing on 02/09/47. (OTC) (CP-MSCI)	3,886,559	(3,302,329)
Call	GBP	69,527,000	02/17/2017	GBP Swaption Call, Expires 02/17/2017, Strike 1.95%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 69,527,000 GBP in which it will pay a rate of 1.95% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-MSCI)	3,800,982	(4,487,042)
Call	GBP	178,503,000	02/17/2017	GBP Swaption Call, Expires 02/17/2017, Strike 1.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 178,503,000 GBP in which it will pay receive a rate of 1.81% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-GS)	9,608,265	(7,841,507)
Call	GBP	37,382,000	03/13/2017	GBP Swaption Call, Expires 03/13/2017, Strike 2.25% Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 37,382,000 GBP in which it will pay a rate of 2.25 and will receive 6 month GBP LIBOR, maturing on 03/13/27. (OTC) (CP-MSCI)	2,395,187	(2,666,188)

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Written Options on Interest Rate Swaps — continued

Principal Amount			Expiration Date	Description	Premiums	Market Value
Put	GBP	37,382,000	03/13/2017	GBP Swaption Put, Expires 03/13/2017, Strike 2.25%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 37,382,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 2.25%, maturing on 03/13/27. (OTC) (CP-MSCI)	$2,395,187	$(2,352,405)
Call	GBP	158,282,000	03/20/2017	GBP Swaption Call, Expires 03/20/2017, Strike 1.89%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 158,282,000 GBP in which it will pay a rate of 1.89% and will receive 6 month GBP LIBOR, maturing on 03/20/47. (OTC) (CP-GS)	8,395,545	(7,731,706)
Call	GBP	85,448,000	04/10/2017	GBP Swaption Call, Expires 04/10/2017, Strike 1.58%, Upon potential exercise ofthe option, the Fund will enter into a swap with a notional amount of 85,448,000 GBP in which it will pay a rate of 1.58% and will receive 6 month GBP LIBOR, maturing on 04/12/47. (OTC) (CP-GS)	4,398,419	(3,102,764)
Call	GBP	74,034,000	05/12/2017	GBP Swaption Call, Expires 05/12/2017, Strike 1.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 74,034,000 GBP in which it will pay a rate of 1.81% and will receive 6 month GBP LIBOR, maturing on 05/12/47. (OTC) (CP-MSCI)	4,527,613	(4,372,819)
Call	GBP	176,159,000	05/19/2017	GBP Swaption Call, Expires 05/19/2017, Strike 1.91%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 176,159,000 GBP in which it will pay a rate of 1.91% and will receive 6 month GBP LIBOR, maturing on 05/19/47. (OTC) (CP-GS)	9,806,793	(9,124,861)
Call	GBP	74,343,000	08/10/2017	GBP Swaption Call, Expires 08/10/2017, Strike 1.50%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 74,343,000 GBP in which it will pay a rate of 1.50% and will receive 6 month GBP LIBOR, maturing on 08/10/47. (OTC) (CP-MSCI)	3,470,808	(3,459,793)
Call	GBP	111,514,000	08/10/2017	GBP Swaption Call, Expires 08/10/2017, Strike 1.68%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 111,514,000 GBP in which it will pay a rate of 1.68% and will receive 6 month GBP LIBOR, maturing on 08/10/17. (OTC) (CP-MSCI)	5,495,421	(4,940,316)

					$165,368,498	$(176,554,887)

Swap Contracts

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
180,603,000	USD	2/13/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	$966,918
89,878,000	USD	2/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	322,743
91,728,000	USD	3/5/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	211,228
92,725,000	USD	3/12/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	107,025
172,838,000	USD	3/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	379,094

						$1,987,008

				Premiums to (Pay) Receive		$—

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Correlation Swaps

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation/ (Depreciation)
585,463	USD	7/19/2019	If the realized correlation of the Euro STOXX 50 and the EUR/USD FX rate minus the strike price of -30% is positive, Fund receives the difference; if negative, Fund pays the difference. (CP-GS) (c)	$(6,655,358)
231,990	USD	1/6/2020	If the realized correlation of the Euro STOXX 50 and the EUR/USD FX rate minus the strike price of -40% is positive, Fund receives the difference; if negative, Fund pays the difference. (CP-GS) (c)	(462,610)

				$(7,117,968)

			Premiums to (Pay) Receive	$—

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
7,363,134,000	JPY	1/19/2016	1/19/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(20,372)
7,363,054,000	JPY	1/22/2016	1/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(19,489)
7,363,054,000	JPY	1/25/2016	1/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(18,978)
7,363,054,000	JPY	1/26/2016	1/26/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(18,927)
7,363,054,000	JPY	1/28/2016	1/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(19,100)
7,363,054,000	JPY	2/1/2016	2/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(19,227)
7,363,054,000	JPY	2/2/2016	2/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(18,811)
7,363,054,000	JPY	2/5/2016	2/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(18,661)
7,363,054,000	JPY	2/8/2016	2/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(17,912)
7,363,054,000	JPY	2/9/2016	2/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(17,746)
72,119,587,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(541,213)
75,075,878,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(733,989)
101,070,277,000	JPY	3/11/2016	3/11/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,093,669)
107,196,730,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,280,645)
12,487,890,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,362)
12,487,890,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,474)
12,487,890,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,229)
12,487,890,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,375)
12,487,890,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,101)
7,568,420,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	1,367
7,568,420,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	1,113
7,568,420,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	4,455
7,568,420,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	1,406
7,568,420,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	1,351
11,430,840,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(36,669)
11,430,840,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(37,170)
11,430,840,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(35,932)
11,430,840,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(35,843)
11,430,840,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(36,961)
9,525,700,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	7,063

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
9,525,700,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$7,319
9,525,700,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	7,575
9,525,700,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	7,853
9,525,700,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	7,546
9,525,700,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,486)
9,525,700,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,385)
9,525,700,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,283)
9,525,700,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,353)
9,525,700,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,640)
11,430,840,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(33,704)
11,430,840,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(33,862)
11,430,840,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(33,738)
11,430,840,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(33,695)
11,430,840,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(34,003)
7,568,420,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	992
7,568,420,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	955
7,568,420,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	896
7,568,420,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	658
7,568,420,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	866
7,547,000,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(26,846)
12,487,890,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(8,372)
12,487,890,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(8,705)
12,487,890,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,084)
12,487,890,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,840)
7,547,000,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(27,057)
12,487,890,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(8,495)
7,547,000,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(26,968)
7,547,000,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(27,164)
7,547,000,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(27,383)
6,770,429,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(68,533)
6,770,429,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(68,451)
6,770,429,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(68,410)
6,770,429,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(68,139)
6,770,429,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(67,940)
6,770,429,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(67,741)
6,770,429,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(67,934)
6,770,429,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(67,638)
6,770,429,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(67,435)
6,770,429,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(67,344)
4,016,383,300	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(46,111)
4,016,383,300	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(45,860)
4,016,383,300	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(45,991)
4,016,383,300	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(45,742)
4,016,383,300	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(45,971)
4,016,383,300	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(45,971)

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
4,016,383,300	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(45,922)
4,016,383,300	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(45,922)
4,016,383,300	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(45,677)
4,016,383,300	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(45,677)
4,016,383,300	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(45,784)
4,016,383,300	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(45,784)
36,243,756,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(456,816)
4,016,383,300	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(45,391)
10,265,425,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(131,978)
4,016,383,300	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(45,391)
4,016,383,300	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(45,332)
4,016,383,300	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(45,332)
4,016,383,300	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(45,273)
4,016,383,300	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(45,273)
4,016,383,300	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(45,374)
4,016,383,300	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(45,374)
7,336,598,700	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(120,426)
7,336,598,700	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(119,897)
7,336,598,700	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(119,784)
7,336,598,700	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(119,670)
7,336,598,700	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(119,946)
7,336,598,700	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(118,843)
7,336,598,700	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(118,686)
7,336,598,700	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(118,684)
7,336,598,700	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(118,046)
7,336,598,700	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(118,039)
7,523,473,400	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(130,650)
7,523,473,400	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(130,740)
7,523,473,400	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(130,010)
7,523,473,400	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(130,097)
7,523,473,400	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(129,738)
9,412,432,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(206,754)
9,412,432,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(207,122)
9,412,432,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(206,491)
9,412,432,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(206,436)
9,412,432,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(206,381)
9,412,432,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(206,742)
9,192,457,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(254,149)
9,192,457,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(254,094)
9,192,457,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(254,037)
9,192,457,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(254,683)
9,192,457,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(254,091)
9,192,457,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(254,336)
7,523,473,400	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(233,575)
7,523,473,400	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(234,290)

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
7,523,473,400	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(233,940)
7,523,473,400	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(234,013)
7,523,473,400	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(234,336)
7,523,473,400	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(234,859)
1,592,560,000	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,300,948)
7,523,473,400	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(234,627)
889,786,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,230,607)
7,523,473,400	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(234,695)
7,523,473,400	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(235,403)
7,523,473,400	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(234,806)
547,767,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,255,427)
8,265,162,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(227,646)
8,265,162,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(227,719)
8,265,162,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(228,269)
599,318,000	EUR	3/16/2017	3/16/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(2,592,372)
8,265,162,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(228,003)
185,170,000	EUR	3/20/2017	3/20/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(716,599)
8,265,162,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(228,336)
8,265,162,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(228,402)
8,265,162,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(229,361)
8,265,162,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(228,430)
8,265,162,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(179,447)
8,265,162,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(179,723)
8,265,162,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(179,920)
8,265,162,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(180,088)
8,265,162,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(180,255)
8,265,162,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(180,309)
8,265,162,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(180,845)
7,855,929,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(96,085)
7,855,929,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(96,339)
7,855,929,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(96,510)
7,855,929,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(97,061)
7,855,929,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(97,004)
7,855,929,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(97,040)
7,855,929,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(97,948)
7,855,929,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(98,179)
1,070,356,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	1,528,239
649,528,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	2,180,419
531,239,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	1,993,303
643,151,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	1,434,404
321,445,000	EUR	1/30/2020	1/30/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	933,196
814,773,000	EUR	2/3/2020	2/3/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	2,842,221
300,338,000	EUR	2/11/2020	2/11/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	819,267
98,226,000	EUR	3/10/2022	3/10/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(253,527)
347,237,000	EUR	3/12/2020	3/12/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(2,263,994)

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
371,212,000	EUR	3/13/2020	3/13/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	$(2,643,020)
256,307,000	EUR	3/20/2020	3/20/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,501,930)
45,177,000	EUR	3/16/2015	3/16/2035	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,859,191)
13,200,000	EUR	4/15/2015	4/15/2045	GS	3 Month USD LIBOR	3 Month EURIBOR	(798,921)

							$(22,076,536)

					Premiums to (Pay) Receive		$(20,245,623)

[1]	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.58)% to (0.81)%.
[2]	For EURIBOR, Fund receives 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (0.44)%.

Inflation Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
124,527,000	GBP	1/13/2020	GS	Receive	2.72%	U.K. Retail Price Index	$(1,012,114)
151,894,000	GBP	1/14/2020	GS	Receive	2.76%	U.K. Retail Price Index	(1,688,161)
41,217,000	GBP	2/19/2020	GS	Receive	2.69%	U.K. Retail Price Index	(15,550)
124,527,000	GBP	1/13/2025	GS	(Pay)	2.93%	U.K. Retail Price Index	(813,590)
151,894,000	GBP	1/14/2025	GS	(Pay)	2.94%	U.K. Retail Price Index	(804,091)
41,217,000	GBP	2/19/2025	GS	(Pay)	2.92%	U.K. Retail Price Index	(560,200)

							$(4,893,706)

					Premiums to (Pay) Receive		$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
85,364,000	GBP	3/20/2019	CSS (g)	Receive	1.18%	6 Month GBP LIBOR	$(705,497)
77,282,000	USD	1/22/2020	CSS (g)	(Pay)	1.46%	3 Month USD LIBOR	297,369
1,182,921,000	DKK	2/25/2020	CSS (g)	Receive	0.39%	6 Month DKK CIBOR	(1,008,553)
608,652,000	DKK	2/27/2020	CSS (g)	Receive	0.32%	6 Month DKK CIBOR	(791,010)
1,179,943,000	DKK	3/2/2020	CSS (g)	Receive	0.34%	6 Month DKK CIBOR	(1,398,071)
1,170,523,000	DKK	3/2/2020	CSS (g)	Receive	0.33%	6 Month DKK CIBOR	(1,528,939)
485,337,000	DKK	3/6/2020	CSS (g)	Receive	0.36%	6 Month DKK CIBOR	(527,239)
742,150,000	DKK	3/9/2020	CSS (g)	Receive	0.38%	6 Month DKK CIBOR	(725,222)
718,964,000	DKK	3/10/2020	CSS (g)	Receive	0.41%	6 Month DKK CIBOR	(546,502)
771,718,000	DKK	3/20/2020	CSS (g)	Receive	0.37%	6 Month DKK CIBOR	(853,414)
526,391,000	EUR	3/20/2020	CSS (g)	Receive	0.25%	6 Month EURIBOR	(2,378,833)
526,391,000	EUR	3/20/2020	CSS (g)	Receive	0.25%	6 Month EURIBOR	(2,462,261)
1,013,916,000	EUR	3/23/2020	CSS (g)	Receive	0.25%	6 Month EURIBOR	(4,746,108)

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
514,710,000	EUR	3/23/2020	CSS (g)	Receive	0.25%	6 Month EURIBOR	$(2,545,532)
741,027,000	EUR	3/24/2020	CSS (g)	Receive	0.24%	6 Month EURIBOR	(3,704,618)
474,765,000	EUR	3/25/2020	CSS (g)	Receive	0.27%	6 Month EURIBOR	(1,790,266)
179,231,000	EUR	5/14/2020	CSS (g)	(Pay)	0.41%	6 Month EURIBOR	(612,241)
97,407,000	EUR	5/14/2020	CSS (g)	(Pay)	0.41%	6 Month EURIBOR	(300,910)
75,782,000	EUR	5/18/2020	CSS (g)	(Pay)	0.42%	6 Month EURIBOR	(277,949)
50,522,000	EUR	5/18/2020	CSS (g)	(Pay)	0.42%	6 Month EURIBOR	(199,090)
130,907,000	EUR	5/20/2020	CSS (g)	(Pay)	0.41%	6 Month EURIBOR	(386,240)
76,740,000	EUR	5/25/2020	CSS (g)	(Pay)	0.40%	6 Month EURIBOR	(190,164)
76,740,000	EUR	5/25/2020	CSS (g)	(Pay)	0.40%	6 Month EURIBOR	(209,086)
76,740,000	EUR	5/25/2020	CSS (g)	(Pay)	0.41%	6 Month EURIBOR	(217,496)
249,404,000	EUR	5/25/2020	CSS (g)	(Pay)	0.41%	6 Month EURIBOR	(713,693)
42,148,000	EUR	5/28/2020	CSS (g)	(Pay)	0.38%	6 Month EURIBOR	(58,304)
61,642,000	EUR	5/29/2020	CSS (g)	(Pay)	0.38%	6 Month EURIBOR	(76,705)
57,261,000	EUR	6/2/2020	CSS (g)	(Pay)	0.36%	6 Month EURIBOR	(22,047)
190,870,000	EUR	6/2/2020	CSS (g)	(Pay)	0.36%	6 Month EURIBOR	(63,008)
54,272,000	EUR	6/2/2020	CSS (g)	(Pay)	0.35%	6 Month EURIBOR	(31)
38,173,000	EUR	6/2/2020	CSS (g)	(Pay)	0.36%	6 Month EURIBOR	(23,083)
671,100,000	MXN	10/9/2024	BCI (g)	Receive	6.10%	TIIE	(246,995)
1,678,900,000	MXN	10/11/2024	BCI (g)	Receive	6.18%	TIIE	93,205
1,332,000,000	MXN	10/16/2024	BCI (g)	Receive	6.03%	TIIE	(959,743)
666,100,000	MXN	10/17/2024	BCI (g)	Receive	6.05%	TIIE	(413,959)
665,100,000	MXN	10/18/2024	BCI (g)	Receive	6.08%	TIIE	(313,450)
1,080,100,000	MXN	10/18/2024	BCI (g)	Receive	6.12%	TIIE	(290,398)
330,200,000	MXN	10/24/2024	BCI (g)	Receive	6.17%	TIIE	(8,176)
1,129,317,000	MXN	10/25/2024	BCI (g)	Receive	6.19%	TIIE	84,839
52,600,000	AUD	11/6/2024	BCI (g)	Receive	4.35%	6 Month AUD BBSW	1,382,000
322,400,000	AUD	11/7/2024	BCI (g)	Receive	4.31%	6 Month AUD BBSW	8,100,862
276,000,000	AUD	11/13/2024	BCI (g)	Receive	4.31%	6 Month AUD BBSW	6,879,299
205,851,000	GBP	12/9/2024	BCI (g)	(Pay)	2.09%	6 Month GBP LIBOR	(2,097,455)
204,693,000	USD	12/15/2024	CSS (g)	(Pay)	2.33%	3 Month USD LIBOR	(3,153,586)
767,577,000	GBP	1/21/2025	CSS (g)	(Pay)	1.45%	SONIA Index	26,437,711
38,946,000	GBP	1/27/2025	BCI (g)	(Pay)	1.56%	SONIA Index	1,050,778
29,554,000	GBP	3/3/2025	BCI (g)	Receive	2.10%	SONIA Index	277,772
266,205,000	EUR	3/19/2025	CSS (g)	Receive	0.61%	6 Month EURIBOR	(6,564,661)
354,914,000	EUR	3/26/2025	CSS (g)	Receive	0.57%	6 Month EURIBOR	(10,414,937)
244,839,000	GBP	3/27/2025	CSS (g)	Receive	1.67%	SONIA Index	(4,909,200)
125,814,000	EUR	3/30/2025	CSS (g)	Receive	0.59%	6 Month EURIBOR	(3,492,775)
114,144,000	GBP	4/30/2025	BCI (g)	Receive	2.03%	SONIA Index	402,702
59,334,000	GBP	5/5/2025	BCI (g)	Receive	2.14%	SONIA Index	675,052
106,323,000	GBP	5/5/2025	BCI (g)	Receive	2.06%	SONIA Index	585,712
60,451,000	GBP	5/6/2025	CSS (g)	Receive	2.14%	SONIA Index	655,994
179,005,000	AUD	5/7/2025	BCI (g)	Receive	3.76%	6 Month AUD BBSW	923,827
178,861,000	AUD	5/8/2025	BCI (g)	Receive	3.78%	6 Month AUD BBSW	1,048,417
90,146,000	AUD	5/8/2025	BCI (g)	Receive	3.80%	6 Month AUD BBSW	578,085

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
67,538,000	GBP	5/8/2025	BCI (g)	Receive	2.03%	SONIA Index	$235,670
621,020,000	MXN	5/8/2025	BCI (g)	(Pay)	6.25%	TIIE	(59,048)
145,960,000	EUR	5/8/2025	CSS (g)	(Pay)	0.87%	6 Month EURIBOR	(279,994)
57,159,000	EUR	5/8/2025	CSS (g)	(Pay)	1.41%	6 Month EURIBOR	(110,485)
79,980,000	AUD	5/11/2025	BCI (g)	Receive	3.71%	6 Month AUD BBSW	287,352
96,292,000	EUR	5/13/2025	CSS (g)	(Pay)	0.89%	6 Month EURIBOR	(339,392)
179,970,000	USD	5/13/2025	CSS (g)	Receive	2.29%	3 Month USD LIBOR	1,838,759
117,705,000	EUR	5/14/2025	CSS (g)	(Pay)	0.96%	6 Month EURIBOR	(1,335,590)
96,080,000	EUR	5/18/2025	CSS (g)	(Pay)	1.00%	6 Month EURIBOR	(1,485,280)
57,648,000	EUR	5/18/2025	CSS (g)	(Pay)	0.98%	6 Month EURIBOR	(742,288)
38,432,000	EUR	5/18/2025	CSS (g)	(Pay)	0.97%	6 Month EURIBOR	(461,774)
151,349,000	EUR	5/19/2025	CSS (g)	(Pay)	1.48%	6 Month EURIBOR	(872,688)
191,595,000	EUR	5/21/2025	CSS (g)	(Pay)	0.91%	6 Month EURIBOR	(1,110,411)
41,434,000	USD	9/23/2025	CSS (g)	(Pay)	2.48%	3 Month USD LIBOR	(773,613)
28,697,000	USD	9/23/2025	CSS (g)	(Pay)	2.39%	3 Month USD LIBOR	(312,513)
174,797,000	EUR	3/30/2030	CSS (g)	(Pay)	0.74%	6 Month EURIBOR	10,507,371
56,357,000	EUR	4/14/2030	CSS (g)	(Pay)	0.72%	6 Month EURIBOR	3,646,191
125,236,000	GBP	5/20/2030	BCI (g)	Receive	2.69%	6 Month GBP LIBOR	1,588,319
90,412,000	EUR	9/15/2030	CSS (g)	(Pay)	0.78%	6 Month EURIBOR	5,470,989
114,889,000	USD	3/17/2031	CSS (g)	(Pay)	2.58%	3 Month USD LIBOR	(152,019)
51,330,000	USD	12/16/2034	CSS (g)	(Pay)	2.65%	3 Month USD LIBOR	(1,039,466)
37,556,000	AUD	12/23/2034	BCI (g)	Receive	4.41%	6 Month AUD BBSW	740,467
18,713,000	AUD	12/30/2034	CSS (g)	Receive	4.37%	6 Month AUD BBSW	326,707
18,713,000	AUD	1/7/2035	BCI (g)	Receive	4.11%	6 Month AUD BBSW	87,466
18,880,000	AUD	1/8/2035	CSS (g)	Receive	4.00%	6 Month AUD BBSW	(6,809)
37,665,000	AUD	1/9/2035	CSS (g)	Receive	3.96%	6 Month AUD BBSW	(87,578)
55,687,000	USD	1/9/2035	CSS (g)	(Pay)	2.39%	3 Month USD LIBOR	1,224,918
56,024,000	AUD	1/13/2035	CSS (g)	Receive	3.96%	6 Month AUD BBSW	(151,245)
37,360,000	AUD	1/13/2035	CSS (g)	Receive	3.95%	6 Month AUD BBSW	(110,026)
18,917,000	CHF	1/13/2035	CSS (g)	(Pay)	1.33%	6 Month CHF LIBOR	(400,111)
38,155,000	CHF	1/13/2035	CSS (g)	(Pay)	1.22%	6 Month CHF LIBOR	(376,342)
12,549,000	USD	1/13/2035	CSS (g)	(Pay)	2.45%	3 Month USD LIBOR	156,493
37,374,000	AUD	1/14/2035	CSS (g)	Receive	3.91%	6 Month AUD BBSW	(192,554)
19,024,000	CHF	1/15/2035	CSS (g)	(Pay)	1.35%	6 Month CHF LIBOR	(439,394)
36,487,000	AUD	1/16/2035	BCI (g)	Receive	3.82%	6 Month AUD BBSW	(349,105)
75,068,000	CHF	1/16/2035	CSS (g)	(Pay)	1.35%	6 Month CHF LIBOR	(1,733,685)
12,035,000	USD	1/16/2035	CSS (g)	(Pay)	2.26%	3 Month USD LIBOR	511,634
18,417,000	AUD	1/20/2035	BCI (g)	Receive	3.76%	6 Month AUD BBSW	(230,520)
36,831,000	AUD	1/21/2035	BCI (g)	Receive	3.75%	6 Month AUD BBSW	(465,387)
37,172,000	CHF	1/22/2035	CSS (g)	(Pay)	1.25%	6 Month CHF LIBOR	(493,609)
42,618,000	CHF	1/23/2035	CSS (g)	(Pay)	1.23%	6 Month CHF LIBOR	(471,817)
12,278,000	USD	1/26/2035	CSS (g)	(Pay)	2.31%	3 Month USD LIBOR	431,051
41,099,000	CHF	1/27/2035	CSS (g)	(Pay)	1.22%	6 Month CHF LIBOR	(424,918)
17,463,000	USD	1/30/2035	CSS (g)	(Pay)	2.24%	3 Month USD LIBOR	809,414
19,162,000	CHF	2/3/2035	CSS (g)	(Pay)	1.25%	6 Month CHF LIBOR	(254,361)

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
54,482,000	CHF	2/3/2035	CSS (g)	(Pay)	1.22%	6 Month CHF LIBOR	$(536,165)
22,438,000	CHF	2/4/2035	CSS (g)	(Pay)	1.12%	6 Month CHF LIBOR	(11,695)
95,876,000	AUD	3/4/2035	BCI (g)	Receive	3.68%	6 Month AUD BBSW	(1,561,159)
52,846,000	AUD	3/4/2035	BCI (g)	Receive	3.66%	6 Month AUD BBSW	(906,932)
13,017,000	CHF	3/4/2035	CSS (g)	(Pay)	1.14%	6 Month CHF LIBOR	(36,289)
9,332,000	CHF	3/5/2035	BCI (g)	(Pay)	1.16%	6 Month CHF LIBOR	(41,223)
70,342,000	AUD	3/6/2035	BCI (g)	Receive	3.70%	6 Month AUD BBSW	(1,069,750)
71,385,000	AUD	3/10/2035	BCI (g)	Receive	3.75%	6 Month AUD BBSW	(911,570)
114,195,000	AUD	3/10/2035	BCI (g)	Receive	3.75%	6 Month AUD BBSW	(1,444,313)
45,177,000	EUR	3/16/2035	CSS (g)	(Pay)	1.05%	6 Month EURIBOR	1,212,069
68,829,000	AUD	3/19/2035	CSS (g)	Receive	3.51%	6 Month AUD BBSW	(1,700,481)
132,604,000	EUR	3/30/2035	CSS (g)	(Pay)	0.82%	6 Month EURIBOR	11,346,823
21,959,000	CHF	4/2/2035	CSS (g)	Receive	0.92%	6 Month CHF LIBOR	(419,137)
42,374,000	EUR	4/14/2035	CSS (g)	(Pay)	0.80%	6 Month EURIBOR	3,784,508
38,823,000	CHF	5/7/2035	CSS (g)	Receive	0.98%	6 Month CHF LIBOR	(530,988)
22,137,000	CHF	5/8/2035	CSS (g)	Receive	1.06%	6 Month CHF LIBOR	(119,397)
11,132,000	CHF	5/8/2035	CSS (g)	Receive	1.07%	6 Month CHF LIBOR	(54,600)
81,459,000	EUR	3/14/2036	CSS (g)	(Pay)	0.87%	6 Month EURIBOR	7,099,306
56,999,000	USD	2/15/2041	CSS (g)	Receive	2.70%	3 Month USD LIBOR	1,064,492
64,061,000	USD	2/15/2041	CSS (g)	Receive	2.69%	3 Month USD LIBOR	1,133,832
127,969,000	USD	2/15/2041	CSS (g)	(Pay)	2.71%	3 Month USD LIBOR	(2,646,038)
125,427,000	USD	2/15/2041	CSS (g)	(Pay)	2.75%	3 Month USD LIBOR	(3,714,997)
55,040,000	USD	2/15/2041	CSS (g)	Receive	2.77%	3 Month USD LIBOR	(198,423)
52,737,000	USD	2/15/2041	CSS (g)	Receive	2.83%	3 Month USD LIBOR	(187,704)
48,843,000	USD	2/15/2041	CSS (g)	Receive	2.65%	3 Month USD LIBOR	502,049
134,588,000	USD	2/15/2041	CSS (g)	Receive	2.64%	3 Month USD LIBOR	941,350
107,825,200	USD	2/15/2041	CSS (g)	Receive	2.67%	3 Month USD LIBOR	1,420,359
56,285,000	USD	2/15/2041	CSS (g)	Receive	2.56%	3 Month USD LIBOR	(479,342)
36,966,000	USD	2/15/2041	CSS (g)	Receive	2.68%	3 Month USD LIBOR	569,309
197,100,000	USD	2/15/2041	CSS (g)	Receive	2.75%	3 Month USD LIBOR	5,785,135
160,380,645	USD	2/15/2041	CSS (g)	(Pay)	2.56%	3 Month USD LIBOR	1,306,663
163,430,344	USD	2/15/2041	CSS (g)	(Pay)	2.51%	3 Month USD LIBOR	2,855,711
77,013,540	USD	2/15/2041	CSS (g)	Receive	2.57%	3 Month USD LIBOR	(292,048)
73,963,839	USD	2/15/2041	CSS (g)	Receive	2.62%	3 Month USD LIBOR	(276,908)
158,590,200	USD	2/15/2041	CSS (g)	(Pay)	2.59%	3 Month USD LIBOR	286,526
159,774,395	USD	2/15/2041	CSS (g)	(Pay)	2.57%	3 Month USD LIBOR	888,014
237,392,933	USD	2/15/2041	CSS (g)	(Pay)	2.60%	3 Month USD LIBOR	124,335
244,291,709	USD	2/15/2041	CSS (g)	(Pay)	2.53%	3 Month USD LIBOR	3,628,461
73,238,227	USD	2/15/2041	CSS (g)	Receive	2.64%	3 Month USD LIBOR	(273,189)
107,529,002	USD	2/15/2041	CSS (g)	Receive	2.66%	3 Month USD LIBOR	(398,550)
114,427,780	USD	2/15/2041	CSS (g)	Receive	2.66%	3 Month USD LIBOR	(431,937)
72,054,041	USD	2/15/2041	CSS (g)	Receive	2.66%	3 Month USD LIBOR	(267,488)
74,473,000	USD	11/15/2041	BCI (g)	(Pay)	2.32%	3 Month USD LIBOR	4,157,315
254,691,000	USD	11/15/2041	CSS (g)	(Pay)	2.33%	3 Month USD LIBOR	13,313,052
74,473,000	USD	11/15/2041	CSS (g)	(Pay)	2.38%	3 Month USD LIBOR	3,280,938

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
121,106,000	USD	11/15/2041	CSS (g)	(Pay)	2.51%	3 Month USD LIBOR	$2,102,211
108,123,000	USD	11/15/2041	CSS (g)	(Pay)	2.44%	3 Month USD LIBOR	3,384,597
135,795,100	USD	2/15/2042	CSS (g)	(Pay)	2.56%	3 Month USD LIBOR	912,566
121,349,000	USD	11/15/2042	CSS (g)	(Pay)	2.61%	3 Month USD LIBOR	(288,192)
121,349,000	USD	2/15/2044	CSS (g)	(Pay)	2.62%	3 Month USD LIBOR	(275,161)
42,365,601	EUR	12/24/2044	CSS (g)	(Pay)	1.96%	6 Month EURIBOR	(2,510,481)
27,900,000	USD	2/9/2045	CSS (g)	(Pay)	2.18%	3 Month USD LIBOR	2,624,871
259,956,600	EUR	2/11/2045	CSS (g)	(Pay)	0.90%	6 Month EURIBOR	20,024,189
13,704,000	USD	2/12/2045	CSS (g)	(Pay)	2.46%	3 Month USD LIBOR	437,042
289,198,200	EUR	3/3/2045	CSS (g)	(Pay)	0.94%	6 Month EURIBOR	32,192,050
21,411,000	GBP	3/6/2045	BCI (g)	Receive	2.52%	6 Month GBP LIBOR	736,415
6,774,000	USD	3/6/2045	CSS (g)	(Pay)	2.61%	3 Month USD LIBOR	4,064
166,410,000	EUR	3/11/2045	CSS (g)	(Pay)	1.47%	6 Month EURIBOR	622,495
155,325,000	EUR	3/11/2045	CSS (g)	(Pay)	1.50%	6 Month EURIBOR	(41,346)
40,542,150	EUR	3/24/2045	CSS (g)	Receive	0.98%	6 Month EURIBOR	(3,634,398)
46,376,000	EUR	3/24/2045	CSS (g)	Receive	0.89%	6 Month EURIBOR	(5,367,234)
96,749,000	USD	3/26/2045	CSS (g)	(Pay)	2.51%	3 Month USD LIBOR	3,314,732
43,145,000	GBP	3/27/2045	BCI (g)	Receive	2.11%	6 Month GBP LIBOR	(1,206,175)
184,841,000	EUR	3/30/2045	CSS (g)	Receive	0.86%	6 Month EURIBOR	(22,890,564)
67,336,000	USD	3/30/2045	CSS (g)	(Pay)	2.63%	3 Month USD LIBOR	1,637,314
55,438,000	USD	3/31/2045	CSS (g)	Receive	2.37%	3 Month USD LIBOR	(2,927,436)
58,476,000	EUR	4/14/2045	CSS (g)	Receive	0.85%	6 Month EURIBOR	(7,354,751)
60,274,000	EUR	4/15/2045	CSS (g)	Receive	1.06%	6 Month EURIBOR	(4,046,951)
85,556,000	USD	5/6/2045	CSS (g)	Receive	2.96%	3 Month USD LIBOR	408,319
105,566,000	USD	5/6/2045	CSS (g)	Receive	2.94%	3 Month USD LIBOR	401,963
39,230,000	GBP	5/7/2045	BCI (g)	Receive	2.49%	6 Month GBP LIBOR	1,101,825
78,459,000	GBP	5/7/2045	BCI (g)	Receive	2.44%	6 Month GBP LIBOR	1,645,790
29,096,000	USD	5/7/2045	CSS (g)	Receive	3.01%	3 Month USD LIBOR	301,025
69,380,000	GBP	5/8/2045	BCI (g)	Receive	2.35%	6 Month GBP LIBOR	552,315
29,031,000	GBP	5/13/2045	BCI (g)	Receive	2.47%	6 Month GBP LIBOR	752,666
39,436,000	GBP	5/14/2045	BCI (g)	Receive	2.49%	6 Month GBP LIBOR	1,133,402
58,260,000	EUR	5/14/2045	CSS (g)	Receive	1.58%	6 Month EURIBOR	643,452
48,780,000	EUR	5/14/2045	CSS (g)	Receive	1.60%	6 Month EURIBOR	657,279
59,484,000	USD	5/15/2045	CSS (g)	Receive	3.20%	3 Month USD LIBOR	2,037,174
114,600,000	EUR	5/20/2045	CSS (g)	Receive	1.66%	6 Month EURIBOR	2,483,771
55,386,000	EUR	5/27/2045	CSS (g)	Receive	1.60%	6 Month EURIBOR	751,579
48,422,000	EUR	5/27/2045	CSS (g)	Receive	1.61%	6 Month EURIBOR	737,556
29,680,000	EUR	5/29/2045	CSS (g)	Receive	1.57%	6 Month EURIBOR	281,886
57,060,002	EUR	12/15/2045	CSS (g)	Receive	0.86%	6 Month EURIBOR	(7,541,326)
84,386,000	EUR	12/15/2045	CSS (g)	Receive	0.76%	6 Month EURIBOR	(13,482,359)
75,247,000	EUR	12/15/2045	CSS (g)	Receive	1.20%	6 Month EURIBOR	(2,605,522)
11,355,000	EUR	12/16/2045	CSS (g)	Receive	0.85%	6 Month EURIBOR	(1,525,512)
198,317,000	EUR	2/24/2046	CSS (g)	Receive	1.56%	6 Month EURIBOR	398,073
240,306,000	EUR	3/14/2046	CSS (g)	Receive	0.78%	6 Month EURIBOR	(37,769,319)
34,650,000	USD	3/17/2046	CSS (g)	Receive	2.65%	3 Month USD LIBOR	(353,002)

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
4,920,000	GBP	3/23/2046	BCI (g)	Receive	1.94%	6 Month GBP LIBOR	$(471,593)
3,578,000	GBP	3/23/2046	BCI (g)	(Pay)	2.05%	6 Month GBP LIBOR	206,482
32,204,000	GBP	3/23/2046	BCI (g)	(Pay)	1.97%	6 Month GBP LIBOR	2,729,481
92,470,000	EUR	3/29/2046	CSS (g)	Receive	0.93%	6 Month EURIBOR	(10,579,571)
146,559,382	EUR	9/5/2046	CSS (g)	(Pay)	0.98%	6 Month EURIBOR	9,088,029
161,970,092	EUR	2/3/2047	CSS (g)	(Pay)	0.97%	6 Month EURIBOR	9,939,305
180,966,000	EUR	3/3/2047	CSS (g)	(Pay)	0.97%	6 Month EURIBOR	11,062,616
252,996,000	EUR	5/24/2047	CSS (g)	(Pay)	0.97%	6 Month EURIBOR	15,368,440
198,298,000	EUR	7/26/2047	CSS (g)	(Pay)	0.97%	6 Month EURIBOR	11,990,487
294,982,200	EUR	8/23/2047	CSS (g)	Receive	0.92%	6 Month EURIBOR	(30,871,668)
61,041,666	EUR	11/22/2047	CSS (g)	Receive	1.55%	6 Month EURIBOR	274,694
505,215,000	EUR	3/14/2048	CSS (g)	Receive	0.87%	6 Month EURIBOR	(35,739,915)
120,703,154	EUR	3/16/2056	CSS (g)	Receive	0.89%	6 Month EURIBOR	(19,176,673)

							$(21,382,114)

					Premiums to (Pay) Receive		$(21,370,295)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of May 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CP - Counterparty

DKK CIBOR - Copenhagen Interbank Offered Rate denominated in Danish Krone.

EURIBOR - Euro Interbank Offered Rate

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

LIBOR - London Interbank Offered Rate

OTC - Over-the-Counter

SIFMA - Securities Industry and Financial Markets Association

SONIA - Sterling Overnight Interbank Average

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium Interest Rate - Mexico

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at May 31, 2015, which are subject to change based on the terms of the security.

(a)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(d)	The rate disclosed is the 7 day net yield as of May 31, 2015. Note: Yield rounds to 0.00%.

(e)	The rate shown represents yield-to-maturity.

(f)	Rate rounds to 0.00%.

(g)	Swap was cleared through the CME Group.

Counterparty Abbreviations:

BCI - Barclays Capital Inc.

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CSS - Credit Suisse Securities (USA) LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

INR - Indian Rupee

JPY - Japanese Yen

MXN - Mexican Peso

SEK - Swedish Krona

USD - United States Dollar

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value / Shares / Principal Amount		Description	Value ($)
		DEBT OBLIGATIONS — 22.0%

		Corporate Debt — 2.0%
USD	50,000	Apple, Inc., 3.45%, due 02/09/45	42,998
EUR	100,000	Berkshire Hathaway, Inc., 1.63%, due 03/16/35	101,318
USD	12,000	Exxon Mobil Corp., 3.57%, due 03/06/45	11,391
USD	21,000	Microsoft Corp., 4.00%, due 02/12/55	19,217

		Total Corporate Debt	174,924

		U.S. Government — 20.0%
USD	231,100	U.S. Treasury Bond, 2.75%, due 11/15/42	224,221
USD	882,900	U.S. Treasury Bond, 3.13%, due 11/15/41	925,596
USD	210,400	U.S. Treasury Bond, 3.13%, due 02/15/42	220,246
USD	176,000	U.S. Treasury Bond, 3.63%, due 02/15/44	201,492
USD	244,900	U.S. Treasury Strip Principal, due 11/15/41	111,662
USD	37,800	U.S. Treasury Strip Principal, due 02/15/42	17,034
USD	2,900	U.S. Treasury Strip Principal, due 11/15/42	1,265
USD	58,000	U.S. Treasury Strip Principal, due 02/15/44	24,442

		Total U.S. Government	1,725,958

		TOTAL DEBT OBLIGATIONS (COST $2,036,528)	1,900,882

		MUTUAL FUNDS — 22.3%

		United States
		Affiliated Issuers
	19,320	GMO Debt Opportunities Fund, Class VI	482,228
	149,973	GMO Emerging Country Debt Fund, Class IV	1,445,738

		TOTAL MUTUAL FUNDS (COST $1,941,591)	1,927,966

		OPTIONS PURCHASED — 9.0%

		Currency Options — 3.4%
EUR	262,000	EUR Call/USD Put, Expires 06/18/15, Strike 1.08, (OTC) (CP-JPM)	6,508
EUR	264,000	EUR Call/USD Put, Expires 06/18/15, Strike 1.09, (OTC) (CP-GS)	5,070
EUR	264,000	EUR Put/USD Call, Expires 06/18/15, Strike 1.09, (OTC) (CP-GS)	1,910
EUR	262,000	EUR Put/USD Call, Expires 06/18/15, Strike 1.08, (OTC) (CP-JPM)	1,302

Principal Amount		Description	Value ($)
		Currency Options — continued
EUR	182,000	EUR Call/USD Put, Expires 06/19/15, Strike 1.06, (OTC) (CP-GS)	6,867
EUR	78,000	EUR Put/USD Call, Expires 06/19/15, Strike 1.01, (OTC) (CP-JPM)	3
EUR	182,000	EUR Put/USD Call, Expires 06/19/15, Strike 1.06, (OTC) (CP-GS)	425
EUR	624,000	EUR Call/ USD Put, Expires 07/21/15, Strike 1.16, (OTC) (CP-GS)	1,153
EUR	624,000	EUR Put/USD Call, Expires 07/21/15, Strike 1.16, (OTC) (CP-GS)	41,115
EUR	156,000	EUR Call/USD Put, Expires 07/23/15, Strike 1.16, (OTC) (CP-JPM)	395
EUR	156,000	EUR Put/USD Call, Expires 07/23/15, Strike 1.16, (OTC) (CP-JPM)	9,532
EUR	581,000	EUR Put/USD Call, Expires 07/29/15, Strike 1.05, (OTC) (CP-JPM)	3,696
EUR	39,000	EUR Call/USD Put, Expires 08/06/15, Strike 1.15, (OTC) (CP-JPM)	151
EUR	39,000	EUR Put/USD Call, Expires 08/06/15, Strike 1.15, (OTC) (CP-JPM)	2,309
EUR	276,000	EUR Call/USD Put, Expires 09/17/15, Strike 1.09, (OTC) (CP-JPM)	9,768
EUR	276,000	EUR Put/USD Call, Expires 09/17/15, Strike 1.09, (OTC) (CP-JPM)	5,667
EUR	883,000	EUR Put/USD Call, Expires 10/21/15, Strike 1.02, (OTC) (CP-JPM)	7,315
EUR	520,000	EUR Put/USD Call, Expires 10/22/15, Strike 1.03, (OTC) (CP-GS)	5,573
EUR	258,000	EUR Put/USD Call, Expires 10/28/15, Strike 1.07, (OTC) (CP-JPM)	4,752
EUR	429,000	EUR Put/USD Call, Expires 10/29/15, Strike 1.07, (OTC) (CP-JPM)	7,941
EUR	616,000	EUR Put/USD Call, Expires 02/04/16, Strike 1.03, (OTC) (CP-GS)	10,456
EUR	26,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/24/16, Strike 1.10, (OTC) (CP-JPM)	10,851
EUR	18,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	7,512
EUR	8,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	3,339
EUR	519,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	5,393
EUR	726,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-GS)	16,271
EUR	259,000	EUR Call/USD Put, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	14,938
EUR	259,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	8,171
EUR	518,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	6,331
EUR	78,000	EUR Call/USD Put, Expires 03/22/16, Strike 1.09, (OTC) (CP-JPM)	3,851
EUR	78,000	EUR Put/USD Call, Expires 03/22/16, Strike 1.09, (OTC) (CP-JPM)	2,906

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Currency Options — continued
EUR	78,000	EUR Call/USD Put, Expires 03/23/16, Strike 1.11, (OTC) (CP-JPM)	3,242
EUR	78,000	EUR Put/USD Call, Expires 03/23/16, Strike 1.11, (OTC) (CP-JPM)	3,359
EUR	26,000	EUR Put/USD Call, One-Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	10,708
EUR	26,000	EUR Put/USD Call, One-Touch Binary Option, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	10,423
GBP	328,000	GBP Put/USD Call, Expires 07/09/15, Strike 1.43, (OTC) (CP-JPM)	159
GBP	35,000	GBP Call/USD Put, Expires 08/20/15, Strike 1.55, (OTC) (CP-JPM)	527
GBP	70,000	GBP Call/USD Put, Expires 08/20/15, Strike 1.54, (OTC) (CP-JPM)	1,123
GBP	35,000	GBP Put/USD Call, Expires 08/20/15, Strike 1.55, (OTC) (CP-JPM)	1,172
GBP	70,000	GBP Put/USD Call, Expires 08/20/15, Strike 1.54, (OTC) (CP-JPM)	2,244
GBP	257,000	GBP Call/USD Put, Expires 11/16/15, Strike 1.56, (OTC) (CP-GS)	4,942
USD	118,000	USD Call/JPY Put, Expires 06/01/15, Strike 119.32, (OTC) (CP-GS)	4,562
USD	118,000	USD Put/JPY Call, Expires 06/01/15, Strike 119.32, (OTC) (CP-GS)	—
USD	119,000	USD Call/CHF Put, Expires 06/22/15, Strike 0.97, (OTC) (CP-GS)	281
USD	119,000	USD Put/CHF Call, Expires 06/22/15, Strike 0.97, (OTC) (CP-GS)	4,498
USD	142,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	5,627
USD	119,000	USD Call/BRL Put, Expires 03/22/16, Strike 3.56, (OTC) (CP-JPM)	6,619
USD	47,333	USD Call/BRL Put, Expires 03/22/16, Strike 3.55, (OTC) (CP-JPM)	2,666
USD	119,000	USD Put/BRL Call, Expires 03/22/16, Strike 3.56, (OTC) (CP-JPM)	8,555
USD	47,333	USD Put/BRL Call, Expires 03/22/16, Strike 3.55, (OTC) (CP-JPM)	3,342
USD	71,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	2,653
USD	71,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	2,519
USD	71,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	3,248
USD	71,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	3,435

		Total Currency Options	297,375

		Options on Interest Rate Swaps — 5.6%
EUR	104,000	EUR Swaption Call, Expires 07/13/15, Strike 0.98%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 104,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.98%, maturing on 07/15/45. (OTC) (CP-MSCI)	592

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
EUR	104,000	EUR Swaption Put, Expires 07/13/15, Strike 0.98%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 104,000 EUR in which it will pay a rate of 0.98% and will receive 6 month EURIBOR, maturing on 07/15/45. (OTC) (CP-MSCI)	9,626
EUR	208,000	EUR Swaption Put, Expires 11/20/15, Strike 1.28%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 208,000 EUR in which it will pay a rate of 1.28% and will receive 6 month EURIBOR, maturing on 11/24/25. (OTC) (CP-MSCI)	13,272
EUR	130,000	EUR Swaption Call, Expires 11/24/15, Strike 1.31%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 130,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 1.31%, maturing on 11/26/45. (OTC) (CP-MSCI)	8,060
EUR	130,000	EUR Swaption Put, Expires 11/24/15, Strike 1.31%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 130,000 EUR in which it will pay a rate of 1.31% and will receive 6 month EURIBOR, maturing on 11/26/45. (OTC) (CP-MSCI)	7,984
EUR	516,000	EUR Swaption Put, Expires 02/22/16, Strike 1.56%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 516,000 EUR in which it will pay a rate of 1.56% and will receive 6 month EURIBOR, maturing on 02/24/46. (OTC) (CP-GS)	26,806
EUR	307,000	EUR Swaption Put, Expires 06/01/16, Strike 1.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 307,000 EUR in which it will pay a rate of 1.93% and will receive 6 month EURIBOR, maturing on 06/03/46. (OTC) (CP-GS)	6,528
EUR	308,000	EUR Swaption Put, Expires 07/07/16, Strike 1.99%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 308,000 EUR in which it will pay a rate of 1.99% and will receive 6 month EURIBOR, maturing on 07/11/46. (OTC) (CP-GS)	6,353
EUR	288,000	EUR Swaption Put, Expires 09/01/16, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 288,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 09/05/46. (OTC) (CP-GS)	6,000

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
EUR	327,000	EUR Swaption Put, Expires 09/01/16, Strike 1.95%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 327,000 EUR in which it will pay a rate of 1.95% and will receive 6 month EURIBOR, maturing on 09/05/46. (OTC) (CP-GS)	8,060
EUR	124,000	EUR Swaption Put, Expires 10/13/16, Strike 1.90%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 124,000 EUR in which it will pay a rate of 1.90% and will receive 6 month EURIBOR, maturing on 10/17/46. (OTC) (CP-GS)	3,515
EUR	280,000	EUR Swaption Put, Expires 12/16/16, Strike 1.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 280,000 EUR in which it will pay a rate of 1.93% and will receive 6 month EURIBOR, maturing on 12/22/46. (OTC) (CP-GS)	8,250
EUR	301,000	EUR Swaption Put, Expires 02/01/17, Strike 2.03%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 301,000 EUR in which it will pay a rate of 2.03% and will receive 6 month EURIBOR, maturing on 02/03/47. (OTC) (CP-GS)	8,148
EUR	260,000	EUR Swaption Put, Expires 02/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 260,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 02/22/47. (OTC) (CP-MSCI)	10,691
EUR	231,000	EUR Swaption Put, Expires 03/01/17, Strike 1.88%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 231,000 EUR in which it will pay a rate of 1.88% and will receive 6 month EURIBOR, maturing on 03/03/47. (OTC) (CP-GS)	7,831
EUR	260,000	EUR Swaption Put, Expires 05/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 260,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 05/24/47. (OTC) (CP-MSCI)	11,550
EUR	410,000	EUR Swaption Put, Expires 05/22/17, Strike 1.85%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 410,000 EUR in which it will pay a rate of 1.85% and will receive 6 month EURIBOR, maturing on 05/24/47. (OTC) (CP-GS)	15,340

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
EUR	373,000	EUR Swaption Put, Expires 07/24/17, Strike 1.80%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 373,000 EUR in which it will pay a rate of 1.80% and will receive 6 month EURIBOR, maturing on 07/26/47. (OTC) (CP-GS)	15,443
EUR	260,000	EUR Swaption Put, Expires 08/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 260,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 08/23/47. (OTC) (CP-MSCI)	12,438
EUR	260,000	EUR Swaption Put, Expires 11/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 260,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 11/22/47. (OTC) (CP-MSCI)	13,215
EUR	981,000	EUR Swaption Put, Expires 03/06/18, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 981,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 03/08/48. (OTC) (CP-GS)	35,812
EUR	527,000	EUR Swaption Put, Expires 03/12/18, Strike 1.83%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 527,000 EUR in which it will pay a rate of 1.83% and will receive 6 month EURIBOR, maturing on 03/14/48. (OTC) (CP-MSCI)	24,191
EUR	260,000	EUR Swaption Put, Expires 03/16/18, Strike 1.70%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 260,000 EUR in which it will pay a rate of 1.70% and will receive 6 month EURIBOR, maturing on 03/21/48. (OTC) (CP-MSCI)	13,446
EUR	130,000	EUR Swaption Put, Expires 03/19/18, Strike 1.70%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 130,000 EUR in which it will pay a rate of 1.70% and will receive 6 month EURIBOR, maturing on 03/21/48. (OTC) (CP-MSCI)	6,732
GBP	48,000	GBP Swaption Call, Expires 06/24/15, Strike 2.30%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 48,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 2.30%, maturing on 06/24/45. (OTC) (CP-MSCI)	2,766

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
GBP	48,000	GBP Swaption Put, Expires 06/24/15, Strike 2.30%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 48,000 GBP in which it will pay a rate of 2.30% and will receive 6 month GBP LIBOR, maturing on 06/24/45. (OTC) (CP-MSCI)	794
GBP	48,000	GBP Swaption Call, Expires 03/11/16, Strike 2.34%, Upon Potential exercise of option, the Fund will enter into a swap with a notional amount of 48,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 2.34%, maturing on 03/11/46. (OTC) (CP-MSCI)	6,212
GBP	48,000	GBP Swaption Put, Expires 03/11/16, Strike 2.34%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 48,000 GBP in which it will pay a rate of 2.34% and will receive 6 month GBP LIBOR, maturing on 03/11/46. (OTC) (CP-MSCI)	4,202
GBP	237,000	GBP Swaption Call, Expires 03/23/16, Strike 1.97%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 237,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 1.97%, maturing on 03/23/46. (OTC) (CP-GS)	17,091
GBP	237,000	GBP Swaption Put, Expires 03/23/16, Strike 1.97%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 237,000 GBP in which it will pay a rate of 1.97% and will receive 6 month GBP LIBOR, maturing on 03/23/46. (OTC) (CP-GS)	37,885
GBP	222,000	GBP Swaption Put, Expires 01/27/17, Strike 2.53%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 222,000 GBP in which it will pay a rate of 2.53% and will receive 6 month GBP LIBOR, maturing on 01/27/47. (OTC) (CP-GS)	11,057
GBP	121,000	GBP Swaption Put, Expires 02/09/17, Strike 2.61%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 121,000 GBP in which it will pay a rate of 2.61% and will receive 6 month GBP LIBOR, maturing on 02/09/47. (OTC) (CP-MSCI)	5,475
GBP	92,000	GBP Swaption Put, Expires 02/17/17, Strike 2.95%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 92,000 GBP in which it will pay a rate of 2.95% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-MSCI)	4,071

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
GBP	233,000	GBP Swaption Put, Expires 02/17/17, Strike 2.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 233,000 GBP in which it will pay a rate of 2.81% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-GS)	8,197
GBP	48,000	GBP Swaption Call, Expires 03/13/17, Strike 2.39%, Upon Potential exercise of option, the Fund will enter into a swap with a notional amount of 48,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 2.39%, maturing on 03/13/47. (OTC) (CP-MSCI)	8,489
GBP	48,000	GBP Swaption Put, Expires 03/13/17, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 48,000 GBP in which it will pay a rate of 2.39% and will receive 6 month GBP LIBOR, maturing on 03/13/47. (OTC) (CP-MSCI)	6,539
GBP	212,000	GBP Swaption Put, Expires 03/20/17, Strike 2.89%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 212,000 GBP in which it will pay a rate of 2.89% and will receive 6 month GBP LIBOR, maturing on 03/22/47. (OTC) (CP-GS)	6,758
GBP	112,000	GBP Swaption Put, Expires 04/10/17, Strike 2.58%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 112,000 GBP in which it will pay a rate of 2.58% and will receive 6 month GBP LIBOR, maturing on 04/12/47. (OTC) (CP-GS)	5,407
GBP	96,000	GBP Swaption Put, Expires 05/12/17, Strike 2.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 96,000 GBP in which it will pay a rate of 2.81% and will receive 6 month GBP LIBOR, maturing on 05/12/47. (OTC) (CP-MSCI)	5,403
GBP	230,000	GBP Swaption Put, Expires 05/19/17, Strike 2.91%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 230,000 GBP in which it will pay a rate of 2.91% and will receive 6 month GBP LIBOR, maturing on 05/19/47. (OTC) (CP-GS)	7,385
GBP	146,000	GBP Swaption Put, Expires 08/10/17, Strike 2.68%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 146,000 GBP in which it will pay a rate of 2.68% and will receive 6 month GBP LIBOR, maturing on 08/10/47. (OTC) (CP-MSCI)	6,658

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
GBP	97,000	GBP Swaption Put, Expires 08/10/17, Strike 3.00%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 97,000 GBP in which it will pay a rate of 3.00% and will receive 6 month GBP LIBOR, maturing on 08/10/47. (OTC) (CP-MSCI)	4,533
USD	119,000	USD Swaption Call, Expires 09/21/15, Strike 2.40%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 119,000 USD in which it will pay 6 month USD LIBOR and will receive a rate of 2.40%, maturing on 09/23/45. (OTC) (CP-JPM)	2,505
USD	119,000	USD Swaption Call, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 119,000 USD in which it will pay 6 month USD LIBOR and will receive a rate of 2.15%, maturing on 09/23/25. (OTC) (CP-JPM)	1,459
USD	238,000	USD Swaption Call, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 238,000 USD in which it will pay 6 month USD LIBOR and will receive a rate of 2.15%, maturing on 09/23/25. (OTC) (CP-JPM)	2,939
USD	119,000	USD Swaption Put, Expires 09/21/15, Strike 2.40%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 119,000 USD in which it will pay a rate of 2.40% and will receive 6 month USD LIBOR, maturing on 09/23/45. (OTC) (CP-JPM)	8,854
USD	119,000	USD Swaption Put, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 119,000 USD in which it will pay a rate of 2.15% and will receive 6 month USD LIBOR, maturing on 09/23/25. (OTC) (CP-JPM)	2,852
USD	238,000	USD Swaption Put, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 238,000 USD in which it will pay a rate of 2.15% and will receive 6 month USD LIBOR, maturing on 09/23/25. (OTC) (CP-JPM)	5,672
USD	59,000	USD Swaption Call, Expires 09/23/15, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 59,000 USD in which it will pay 6 month USD LIBOR and will receive a rate of 2.39%, maturing on 09/25/45. (OTC) (CP-JPM)	1,192

Principal Amount / Shares / Par Value ($)		Description	Value ($)
		Options on Interest Rate Swaps — continued
USD	59,000	USD Swaption Put, Expires 09/23/15, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 59,000 USD in which it will pay a rate of 2.39% and will receive 6 month USD LIBOR, maturing on 09/25/45. (OTC) (CP-JPM)	4,569
USD	471,000	USD Swaption Call, Expires 03/11/16, Strike 2.75%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 471,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.75%, maturing on 03/17/46. (OTC) (CP-GS)	10,152
USD	471,000	USD Swaption Put, Expires 03/11/16, Strike 2.75%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 471,000 USD in which it will pay a rate of 2.75% and will receive 3 month USD LIBOR, maturing on 03/17/46. (OTC) (CP-GS)	15,913

		Total Options on Interest Rate Swaps	484,912

		TOTAL OPTIONS PURCHASED (COST $950,307)	782,287

		SHORT-TERM INVESTMENTS — 54.5%

		Money Market Funds — 7.1%
	617,916	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (a)	617,916

		U.S. Government — 47.4%
	4,100,000	U.S. Treasury Bill, 0.01%, due 06/18/15 (b)	4,099,980

		TOTAL SHORT-TERM INVESTMENTS (COST $4,717,708)	4,717,896

		TOTAL INVESTMENTS — 107.8% (Cost $9,646,134)	9,329,031
		Other Assets and Liabilities (net) — (7.8%)	(671,583)

		TOTAL NET ASSETS — 100.0%	$8,657,448

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

A summary of outstanding financial instruments at May 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/02/2015	BCLY	BRL	501,500	USD	160,522	$3,129
06/02/2015	GS	BRL	436,500	USD	141,194	4,201
07/02/2015	BCLY	BRL	88,000	USD	27,421	99
02/17/2016	GS	CHF	671,527	USD	729,418	6,465
03/03/2016	GS	CHF	65,800	USD	67,253	(3,641)
06/22/2015	BOA	EUR	69,785	USD	74,912	(1,752)
06/22/2015	DB	EUR	3,105	USD	3,348	(63)
06/22/2015	GS	EUR	278,106	USD	309,249	3,727
06/22/2015	JPM	EUR	3,105	USD	3,343	(68)
07/31/2015	GS	EUR	287,000	USD	326,204	10,736
07/31/2015	JPM	EUR	389,469	USD	438,285	10,184
10/23/2015	JPM	EUR	1,553,000	USD	1,674,741	(34,626)
10/26/2015	JPM	EUR	411,000	USD	454,620	2,214
10/30/2015	JPM	EUR	222,000	USD	254,585	10,203
11/02/2015	JPM	EUR	197,000	USD	224,320	7,447
11/16/2015	JPM	EUR	1,090,000	USD	1,257,533	57,292
02/08/2016	GS	EUR	172,000	USD	186,060	(3,676)
02/09/2016	GS	EUR	78,000	USD	84,287	(1,759)
02/17/2016	GS	EUR	74,000	USD	80,075	(1,572)
03/14/2016	GS	EUR	275,000	USD	293,714	(9,905)
03/14/2016	JPM	EUR	238,000	USD	258,318	(4,450)
03/16/2016	JPM	EUR	233,000	USD	251,457	(5,806)
03/27/2017	DB	EUR	10,000	USD	10,970	(231)
11/07/2017	GS	EUR	263,000	USD	288,761	(9,239)
12/22/2017	JPM	EUR	90,000	USD	99,414	(2,818)
07/09/2015	GS	GBP	70,000	USD	102,475	(4,484)
07/13/2015	GS	GBP	5,849	USD	8,692	(245)
07/13/2015	JPM	GBP	146,000	USD	220,705	(2,374)
07/27/2015	BOA	GBP	6,000	USD	9,403	236
11/18/2015	GS	GBP	273,000	USD	399,263	(17,525)
12/18/2015	GS	GBP	187,000	USD	277,178	(8,277)
08/13/2015	BCLY	INR	12,035,000	USD	185,353	(411)
06/26/2015	GS	JPY	34,236,000	USD	286,419	10,487

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/26/2015	JPM	JPY	28,098,950	USD	231,552	$5,083
06/11/2015	BOA	SEK	553,114	USD	64,100	(780)
06/11/2015	DB	SEK	553,031	USD	64,053	(818)
06/11/2015	GS	SEK	553,114	USD	64,082	(799)
06/02/2015	BCLY	USD	163,036	BRL	501,500	(5,644)
06/02/2015	GS	USD	142,527	BRL	436,500	(5,535)
06/11/2015	GS	USD	201,802	SEK	1,659,259	(7,171)
06/22/2015	DB	USD	628,695	EUR	577,000	5,187
06/23/2015	JPM	USD	38,012	EUR	36,000	1,537
06/26/2015	GS	USD	631,759	JPY	76,212,376	(17,511)
07/13/2015	JPM	USD	228,594	GBP	152,000	3,653
07/23/2015	DB	USD	605,440	EUR	551,000	145
07/31/2015	GS	USD	292,050	EUR	275,000	10,228
07/31/2015	JPM	USD	436,415	EUR	389,469	(8,314)
08/13/2015	BCLY	USD	256,774	INR	16,630,000	(84)
10/23/2015	JPM	USD	1,934,554	EUR	1,770,000	13,664
10/26/2015	JPM	USD	387,550	EUR	340,000	(13,297)
10/30/2015	JPM	USD	246,471	EUR	222,000	(2,089)
11/02/2015	JPM	USD	223,913	EUR	197,000	(7,040)
11/16/2015	JPM	USD	1,512,611	EUR	1,409,000	38,894
11/18/2015	GS	USD	404,062	GBP	273,000	12,725
12/18/2015	GS	USD	276,518	GBP	187,000	8,937
02/08/2016	GS	USD	183,094	EUR	172,000	6,643
02/17/2016	GS	USD	257,831	CHF	242,000	2,702
03/14/2016	GS	USD	293,356	EUR	275,000	10,262
03/14/2016	JPM	USD	252,566	EUR	238,000	10,202
03/16/2016	JPM	USD	249,927	EUR	233,000	7,335
03/24/2016	JPM	USD	4,923	BRL	17,574	98
03/29/2016	GS	USD	8,767	EUR	8,000	70
11/07/2017	GS	USD	290,273	EUR	263,000	7,727
12/22/2017	JPM	USD	100,163	EUR	90,000	2,069

						$91,577

Written Options

Currency Options

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	78,000	06/19/2015	EUR Call/USD Put, Strike 1.10, (OTC) (CP-JPM)	$696	$(926)
Call	EUR	26,000	02/24/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.21, (OTC) (CP-JPM)	8,898	(4,712)
Call	EUR	18,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	2,606	(4,596)
Call	EUR	8,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	1,119	(1,977)
Call	EUR	519,000	03/10/2016	EUR Call/USD Put, Strike 1.14, (OTC) (CP-JPM)	7,881	(12,384)
Call	EUR	518,000	03/14/2016	EUR Call/USD Put, Strike 1.15, (OTC) (CP-JPM)	7,471	(10,644)
Call	EUR	26,000	03/31/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	4,186	(7,282)
Call	EUR	26,000	06/03/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.18, (OTC) (CP-JPM)	5,306	(8,852)
Call	GBP	328,000	07/09/2015	GBP Call/USD Put, Strike 1.57, (OTC) (CP-JPM)	4,320	(1,106)

					$42,483	$(52,479)

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Written Options on Interest Rate Swaps

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	157,000	07/13/2015	EUR Swaption Call, Expires 07/13/2015, Strike 0.64%, Upon Potential exercise of option, the Fund will enter into a swap with a notional amount of 157,000 EUR in which it will pay a rate of 0.64% and will receive 6 month EURIBOR, maturing on 07/15/25. (OTC) (CP-MSCI)	$2,051	$(266)
Put	EUR	157,000	07/13/2015	EUR Swaption Put, Expires 07/13/2015, Strike 0.64%, Upon Potential exercise of the option, the Fund will enter into a swap with a notional amount of 157,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.64%, maturing on 07/15/25. (OTC) (CP-MSCI)	2,051	(4,009)
Put	EUR	208,000	11/20/2015	EUR Swaption Put, Expires 11/20/2015, Strike 0.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 208,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.81%, maturing on 11/20/25. (OTC) (CP-MSCI)	2,969	(5,136)
Call	EUR	195,625	12/14/2015	EUR Swaption Call, Expires 12/14/2015, Strike 0.69%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 195,625 EUR in which it will pay a rate 0.69% and will receive 6 month EURIBOR, maturing on 12/16/25. (OTC) (CP-MSCI)	4,051	(1,723)
Put	EUR	195,625	12/14/2015	EUR Swaption Put, Expires 12/14/2015, Strike 0.69%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 195,625 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.69%, maturing on 12/16/25. (OTC) (CP-MSCI)	4,051	(6,786)
Call	EUR	307,000	06/01/2016	EUR Swaption Call, Expires 06/01/2016, Strike 0.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 307,000 EUR in which it will pay a rate of 0.93% and will receive 6 month EURIBOR, maturing on 06/01/46. (OTC) (CP-GS)	9,069	(6,300)
Call	EUR	308,000	07/07/2016	EUR Swaption Call, Expires 07/07/2016, Strike 0.99%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 308,000 EUR in which it will pay a rate of 0.99% and will receive 6 month EURIBOR, maturing on 07/07/46. (OTC) (CP-GS)	8,219	(7,490)
Call	EUR	327,000	09/01/2016	EUR Swaption Call, Expires 09/01/2016, Strike 0.95%, Upon potential exercise of option, the Fund will enter into a swap with a notional amount of 327,000 EUR in which it will pay a rate of 0.95% and will receive 6 month EURIBOR, maturing on 09/01/46. (OTC) (CP-GS)	5,793	(8,271)
Call	EUR	280,000	12/16/2016	EUR Swaption Call, Expires 12/16/2016, Strike 0.93%, Upon potential exercise of option, the Fund will enter into a swap with a notional amount of 280,000 EUR in which it will pay a rate of 0.93% and will receive 6 month EURIBOR, maturing on 12/16/46. (OTC) (CP-GS)	7,298	(8,053)
Call	EUR	130,000	05/18/2017	EUR Swaption Call, Expires 05/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 130,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 05/18/47. (OTC) (CP-MSCI)	4,211	(6,131)
Call	EUR	260,000	08/18/2017	EUR Swaption Call, Expires 08/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 260,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 08/18/47. (OTC) (CP-MSCI)	9,691	(13,187)
Call	EUR	260,000	11/18/2017	EUR Swaption Call, Expires 11/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 260,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 11/18/47. (OTC) (CP-MSCI)	10,195	(14,059)
Call	EUR	981,000	03/06/2018	EUR Swaption Call, Expires 03/06/2018, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 981,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 03/08/48. (OTC) (CP-GS)	32,677	(46,059)
Call	EUR	527,000	03/12/2018	EUR Swaption Call, Expires 03/12/2018, Strike 0.83%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 527,000 EUR in which it will pay a rate of 0.83% and will receive 6 month EURIBOR maturing on 03/14/48. (OTC) (CP-MSCI)	19,683	(19,708)

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Written Options on Interest Rate Swaps — continued

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	GBP	48,000	06/24/2015	GBP Swaption Call, Expires 06/24/2015, Strike 1.99%, Upon Potential exercise of option, the Fund will enter into a swap with a notional amount of 48,000 EUR in which it will pay a rate of 1.99% and will receive 6 month GBP LIBOR maturing on 06/24/25. (OTC) (CP-MSCI)	$1,136	$(953)
Put	GBP	48,000	06/24/2015	GBP Swaption Put, Expires 06/24/2015, Strike 1.99%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 48,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 1.99%, maturing on 06/24/25. (OTC) (CP-MSCI)	1,136	(413)
Call	GBP	48,000	03/11/2016	GBP Swaption Call, Expires 03/11/2016, Strike 2.12%, Upon Potential exercise of option, the Fund will enter into a swap with a notional amount of 48,000 GBP in which it will pay a rate of 2.12% and will receive 6 month GBP LIBOR maturing on 03/11/26. (OTC) (CP-MSCI)	2,179	(2,428)
Put	GBP	48,000	03/11/2016	GBP Swaption Put, Expires 03/11/2016, Strike 2.12%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 48,000 GBP in which it will pay a 6 month GBP LIBOR and will receive a rate of 2.12% , maturing on 03/11/26. (OTC) (CP-MSCI)	2,179	(1,900)
Call	GBP	222,000	01/27/2017	GBP Swaption Call, Expires 01/27/2017, Strike 1.53%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 222,000 GBP in which it will pay a rate of 1.53% and will receive 6 month GBP LIBOR, maturing on 01/27/47. (OTC) (CP-GS)	9,824	(7,077)
Call	GBP	121,000	02/09/2017	GBP Swaption Call, Expires 02/09/2017, Strike 1.61%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 121,000 GBP in which it will pay a rate of 1.61% and will receive 6 month GBP LIBOR, maturing on 02/09/47. (OTC) (CP-MSCI)	5,063	(4,302)
Call	GBP	92,000	02/17/2017	GBP Swaption Call, Expires 02/17/2017, Strike 1.95%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 92,000 GBP in which it will pay a rate of 1.95% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-MSCI)	5,030	(5,937)
Call	GBP	233,000	02/17/2017	GBP Swaption Call, Expires 02/17/2017, Strike 1.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 233,000 GBP in which it will pay receive a rate of 1.81% and will 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-GS)	12,542	(10,236)
Call	GBP	48,000	03/13/2017	GBP Swaption Call, Expires 03/13/2017, Strike 2.25% Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 48,000 GBP in which it will pay a rate of 2.25% and will receive 6 month GBP LIBOR, maturing on 03/13/27. (OTC) (CP-MSCI)	3,076	(3,424)
Put	GBP	48,000	03/13/2017	GBP Swaption Put, Expires 03/13/2017, Strike 2.25%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 48,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 2.25%, maturing on 03/13/27. (OTC) (CP-MSCI)	3,076	(3,021)
Call	GBP	212,000	03/20/2017	GBP Swaption Call, Expires 03/20/2017, Strike 1.89%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 212,000 GBP in which it will pay a rate of 1.89% and will receive 6 month GBP LIBOR, maturing on 03/20/47. (OTC) (CP-GS)	11,245	(10,356)
Call	GBP	112,000	04/10/2017	GBP Swaption Call, Expires 04/10/2017, Strike 1.58%, Upon potential exercise ofthe option, the Fund will enter into a swap with a notional amount of 112,000 GBP in which it will pay a rate of 1.58% and will receive 6 month GBP LIBOR, maturing on 04/12/47/. (OTC) (CP-GS)	5,765	(4,067)
Call	GBP	96,000	05/12/2017	GBP Swaption Call, Expires 05/12/2017, Strike 1.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 96,000 GBP in which it will pay a rate of 1.81% and will receive 6 month GBP LIBOR, maturing on 05/12/47. (OTC) (CP-MSCI)	5,871	(5,670)

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Written Options on Interest Rate Swaps — continued

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	GBP	230,000	05/19/2017	GBP Swaption Call, Expires 05/19/2017, Strike 1.91%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 230,000 GBP in which it will pay a rate of 1.91% and will receive 6 month GBP LIBOR, maturing on 05/19/47. (OTC) (CP-GS)	$12,804	$(11,914)
Call	GBP	97,000	08/10/2017	GBP Swaption Call, Expires 08/10/2017, Strike 1.50%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 97,000 GBP in which it will pay a rate of 1.50% and will receive 6 month GBP LIBOR, maturing on 08/10/47. (OTC) (CP-MSCI)	4,529	(4,514)
Call	GBP	146,000	08/10/2017	GBP Swaption Call, Expires 08/10/2017, Strike 1.68%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 146,000 GBP in which it will pay a rate of 1.68% and will receive 6 month GBP LIBOR, maturing on 08/10/47. (OTC) (CP-MSCI	7,196	(6,468)

					$214,660	$(229,858)

Swap Contracts

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
235,000	USD	2/13/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	$1,258
117,000	USD	2/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	420
119,000	USD	3/5/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	274
117,000	USD	3/12/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	135
244,000	USD	3/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	536

						$2,623

					Premiums to (Pay) Receive	$—

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
9,413,000	JPY	1/19/2016	1/19/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(26)
9,413,000	JPY	1/22/2016	1/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(25)
9,413,000	JPY	1/25/2016	1/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(24)
9,413,000	JPY	1/26/2016	1/26/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(24)
9,413,000	JPY	1/28/2016	1/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(24)
9,413,000	JPY	2/1/2016	2/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(25)
9,413,000	JPY	2/2/2016	2/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(24)
9,413,000	JPY	2/5/2016	2/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(24)
9,413,000	JPY	2/8/2016	2/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(23)
9,413,000	JPY	2/9/2016	2/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(23)
94,760,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(711)
97,221,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(951)
94,216,000	JPY	3/11/2016	3/11/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,020)

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
148,587,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(1,775)
14,070,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(11)
14,070,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7)
14,070,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(12)
14,070,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(11)
14,070,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(11)
8,520,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	2
8,520,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	1
8,520,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	5
8,520,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	2
8,520,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	2
12,600,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(40)
12,600,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(41)
12,600,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(40)
12,600,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(40)
12,600,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(41)
10,500,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	8
10,500,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	8
10,500,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	8
10,500,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	9
10,500,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	8
10,500,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7)
10,500,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7)
10,500,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7)
10,500,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7)
10,500,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7)
12,600,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(37)
12,600,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(37)
12,600,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(37)
12,600,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(37)
12,600,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(38)
8,520,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	1
8,520,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	1
8,520,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	1
8,520,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	1
8,520,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	1
14,070,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9)
8,540,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(30)
14,070,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10)
14,070,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10)
14,070,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(8)
14,070,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10)
8,540,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(31)
8,540,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(31)
8,540,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(31)

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
8,540,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(31)
9,641,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(98)
9,641,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(97)
9,641,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(97)
9,641,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(97)
9,641,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(97)
9,641,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(96)
9,641,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(97)
9,641,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(96)
9,641,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(96)
9,641,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(96)
7,991,500	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(92)
7,991,500	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(91)
7,991,500	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(92)
7,991,500	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(91)
7,991,500	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(91)
7,991,500	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(91)
7,991,500	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(91)
7,991,500	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(91)
7,991,500	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(91)
7,991,500	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(91)
7,991,500	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(91)
7,991,500	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(91)
47,178,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(595)
50,758,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(653)
7,991,500	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(90)
7,991,500	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(90)
7,991,500	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(90)
7,991,500	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(90)
7,991,500	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(90)
7,991,500	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(90)
7,991,500	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(90)
7,991,500	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(90)
7,641,100	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(125)
7,641,100	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(125)
7,641,100	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(125)
7,641,100	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(125)
7,641,100	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(125)
7,641,100	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(124)
7,641,100	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(124)
7,641,100	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(124)
7,641,100	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(123)
7,641,100	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(123)
9,429,200	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(164)
9,429,200	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(164)

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
9,429,200	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(163)
9,429,200	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(163)
9,429,200	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(163)
11,856,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(260)
11,856,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(261)
11,856,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(260)
11,856,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(260)
11,856,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(260)
11,856,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(260)
11,973,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(331)
11,973,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(331)
11,973,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(331)
11,973,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(332)
11,973,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(331)
11,973,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(331)
9,429,200	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(293)
9,429,200	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(294)
9,429,200	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(293)
9,429,200	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(293)
9,429,200	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(294)
9,429,200	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(294)
2,082,000	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,701)
9,429,200	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(294)
771,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,066)
9,429,200	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(294)
9,429,200	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(295)
9,429,200	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(294)
714,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,636)
11,934,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(329)
11,934,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(329)
11,934,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(330)
759,000	EUR	3/16/2017	3/16/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(3,283)
11,934,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(329)
297,000	EUR	3/20/2017	3/20/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,149)
11,934,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(330)
11,934,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(330)
11,934,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(331)
11,934,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(330)
11,934,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(259)
11,934,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(260)
11,934,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(260)
11,934,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(260)
11,934,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(260)
11,934,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(260)
11,934,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(261)
10,907,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(133)

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
10,907,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(134)
10,907,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(134)
10,907,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(135)
10,907,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(135)
10,907,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(135)
10,907,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(136)
10,907,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(136)
1,372,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	1,959
831,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	2,790
678,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	2,544
811,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	1,809
408,000	EUR	1/30/2020	1/30/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	1,184
687,000	EUR	2/3/2020	2/3/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	2,396
444,000	EUR	2/11/2020	2/11/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	1,211
137,000	EUR	3/10/2022	3/10/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(354)
416,000	EUR	3/12/2020	3/12/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(2,712)
475,000	EUR	3/13/2020	3/13/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(3,382)
411,000	EUR	3/20/2020	3/20/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(2,408)
100,000	EUR	3/16/2015	3/16/2035	GS	3 Month USD LIBOR	3 Month EURIBOR	(4,115)

							$(31,341)

					Premiums to (Pay) Receive		$(23,762)

[1]	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.58)% to (0.81)%.
[2]	For EURIBOR, Fund receives 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (0.44)%.

Inflation Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
142,000	GBP	1/13/2020	GS	Receive	2.72%	U.K. Retail Price Index	$(1,154)
222,000	GBP	1/14/2020	GS	Receive	2.76%	U.K. Retail Price Index	(2,467)
60,000	GBP	2/19/2020	GS	Receive	2.69%	U.K. Retail Price Index	(23)
142,000	GBP	1/13/2025	GS	(Pay)	2.93%	U.K. Retail Price Index	(928)
222,000	GBP	1/14/2025	GS	(Pay)	2.94%	U.K. Retail Price Index	(1,175)
60,000	GBP	2/19/2025	GS	(Pay)	2.92%	U.K. Retail Price Index	(816)

							$(6,563)

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
110,000	GBP	3/20/2019	JPMF (c)	Receive	1.18%	6 Month GBP LIBOR	$(909)
1,540,000	DKK	2/25/2020	JPMF (c)	Receive	0.39%	6 Month DKK CIBOR	(1,313)
475,000	DKK	2/27/2020	JPMF (c)	Receive	0.32%	6 Month DKK CIBOR	(617)
1,542,000	DKK	3/2/2020	JPMF (c)	Receive	0.34%	6 Month DKK CIBOR	(1,827)
1,549,000	DKK	3/2/2020	JPMF (c)	Receive	0.33%	6 Month DKK CIBOR	(2,023)
586,000	DKK	3/6/2020	JPMF (c)	Receive	0.36%	6 Month DKK CIBOR	(637)
939,000	DKK	3/9/2020	JPMF (c)	Receive	0.38%	6 Month DKK CIBOR	(918)
923,000	DKK	3/10/2020	JPMF (c)	Receive	0.41%	6 Month DKK CIBOR	(702)
1,155,000	DKK	3/20/2020	JPMF (c)	Receive	0.37%	6 Month DKK CIBOR	(1,277)
691,000	EUR	3/20/2020	JPMF (c)	Receive	0.25%	6 Month EURIBOR	(3,123)
691,000	EUR	3/20/2020	JPMF (c)	Receive	0.25%	6 Month EURIBOR	(3,232)
1,356,000	EUR	3/23/2020	JPMF (c)	Receive	0.25%	6 Month EURIBOR	(6,347)
682,000	EUR	3/23/2020	JPMF (c)	Receive	0.25%	6 Month EURIBOR	(3,380)
965,000	EUR	3/24/2020	JPMF (c)	Receive	0.24%	6 Month EURIBOR	(4,824)
648,000	EUR	3/25/2020	JPMF (c)	Receive	0.27%	6 Month EURIBOR	(2,444)
331,000	EUR	5/4/2020	JPMF (c)	(Pay)	0.26%	6 Month EURIBOR	1,515
124,000	EUR	5/14/2020	JPMF (c)	(Pay)	0.41%	6 Month EURIBOR	(424)
132,000	EUR	5/14/2020	JPMF (c)	(Pay)	0.41%	6 Month EURIBOR	(408)
67,000	EUR	5/18/2020	JPMF (c)	(Pay)	0.42%	6 Month EURIBOR	(246)
45,000	EUR	5/18/2020	JPMF (c)	(Pay)	0.42%	6 Month EURIBOR	(177)
136,000	EUR	5/20/2020	JPMF (c)	(Pay)	0.41%	6 Month EURIBOR	(401)
323,000	EUR	5/25/2020	JPMF (c)	(Pay)	0.41%	6 Month EURIBOR	(924)
100,000	EUR	5/25/2020	JPMF (c)	(Pay)	0.40%	6 Month EURIBOR	(248)
100,000	EUR	5/25/2020	JPMF (c)	(Pay)	0.40%	6 Month EURIBOR	(272)
100,000	EUR	5/25/2020	JPMF (c)	(Pay)	0.41%	6 Month EURIBOR	(283)
95,000	EUR	5/28/2020	JPMF (c)	(Pay)	0.38%	6 Month EURIBOR	(131)
80,000	EUR	5/29/2020	JPMF (c)	(Pay)	0.38%	6 Month EURIBOR	(100)
75,000	EUR	6/2/2020	CSS (c)	(Pay)	0.36%	6 Month EURIBOR	(29)
250,000	EUR	6/2/2020	CSS (c)	(Pay)	0.36%	6 Month EURIBOR	(83)
65,000	EUR	6/2/2020	CSS (c)	(Pay)	0.35%	6 Month EURIBOR	—
50,000	EUR	6/2/2020	CSS (c)	(Pay)	0.36%	6 Month EURIBOR	(30)
10,079,000	MXN	11/6/2024	JPMF (c)	Receive	6.03%	TIIE	(7,878)
855,000	AUD	11/19/2024	JPMF (c)	Receive	4.28%	6 Month AUD BBSW	20,495
240,000	GBP	12/9/2024	JPMF (c)	(Pay)	2.09%	SONIA Index	(2,445)
191,000	USD	12/15/2024	JPMF (c)	(Pay)	2.33%	3 Month USD LIBOR	(2,943)
981,000	GBP	1/21/2025	JPMF (c)	(Pay)	1.45%	SONIA Index	33,789
25,000	GBP	1/27/2025	JPMF (c)	(Pay)	1.56%	SONIA Index	675
349,000	EUR	3/19/2025	JPMF (c)	Receive	0.61%	6 Month EURIBOR	(8,606)
477,000	EUR	3/26/2025	JPMF (c)	Receive	0.57%	6 Month EURIBOR	(13,998)
257,000	GBP	3/27/2025	JPMF (c)	Receive	1.67%	SONIA Index	(5,153)
170,000	EUR	3/30/2025	JPMF (c)	Receive	0.59%	6 Month EURIBOR	(4,719)
186,000	GBP	4/30/2025	JPMF (c)	Receive	2.03%	SONIA Index	656
74,000	GBP	5/5/2025	JPMF (c)	Receive	2.14%	SONIA Index	842
137,000	GBP	5/5/2025	JPMF (c)	Receive	2.06%	SONIA Index	755
81,000	GBP	5/6/2025	JPMF (c)	Receive	2.14%	SONIA Index	879
219,000	AUD	5/7/2025	JPMF (c)	Receive	3.76%	6 Month AUD BBSW	1,130

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
117,000	AUD	5/8/2025	JPMF (c)	Receive	3.80%	6 Month AUD BBSW	$750
235,000	AUD	5/8/2025	JPMF (c)	Receive	3.78%	6 Month AUD BBSW	1,377
118,000	EUR	5/8/2025	JPMF (c)	(Pay)	0.87%	6 Month EURIBOR	(226)
169,000	EUR	5/8/2025	JPMF (c)	(Pay)	1.41%	6 Month EURIBOR	(327)
84,000	GBP	5/8/2025	JPMF (c)	Receive	2.03%	SONIA Index	293
1,109,000	MXN	5/8/2025	JPMF (c)	(Pay)	6.25%	TIIE	(105)
109,000	AUD	5/11/2025	JPMF (c)	Receive	3.71%	6 Month AUD BBSW	392
125,000	EUR	5/13/2025	JPMF (c)	(Pay)	0.89%	6 Month EURIBOR	(441)
232,000	USD	5/13/2025	JPMF (c)	Receive	2.29%	3 Month USD LIBOR	2,370
145,000	EUR	5/14/2025	JPMF (c)	(Pay)	0.96%	6 Month EURIBOR	(1,645)
125,000	EUR	5/18/2025	JPMF (c)	(Pay)	1.00%	6 Month EURIBOR	(1,932)
75,000	EUR	5/18/2025	JPMF (c)	(Pay)	0.98%	6 Month EURIBOR	(966)
50,000	EUR	5/18/2025	JPMF (c)	(Pay)	0.97%	6 Month EURIBOR	(601)
186,000	EUR	5/19/2025	JPMF (c)	(Pay)	1.48%	6 Month EURIBOR	(1,072)
250,000	EUR	5/21/2025	JPMF (c)	(Pay)	0.91%	6 Month EURIBOR	(1,449)
55,000	USD	9/23/2025	JPMF (c)	(Pay)	2.48%	3 Month USD LIBOR	(1,027)
38,000	USD	9/23/2025	JPMF (c)	(Pay)	2.39%	3 Month USD LIBOR	(414)
226,000	EUR	3/30/2030	JPMF (c)	(Pay)	0.74%	6 Month EURIBOR	13,585
71,000	EUR	4/14/2030	JPMF (c)	(Pay)	0.72%	6 Month EURIBOR	4,594
167,000	GBP	5/20/2030	JPMF (c)	Receive	2.69%	6 Month GBP LIBOR	2,118
117,000	EUR	9/15/2030	JPMF (c)	(Pay)	0.78%	6 Month EURIBOR	7,080
148,000	USD	3/17/2031	JPMF (c)	(Pay)	2.58%	3 Month USD LIBOR	(196)
50,000	USD	12/16/2034	JPMF (c)	(Pay)	2.65%	3 Month USD LIBOR	(1,013)
43,000	AUD	12/23/2034	JPMF (c)	Receive	4.41%	6 Month AUD BBSW	848
22,000	AUD	12/30/2034	JPMF (c)	Receive	4.37%	6 Month AUD BBSW	384
22,000	AUD	1/7/2035	JPMF (c)	Receive	4.11%	6 Month AUD BBSW	103
23,000	AUD	1/8/2035	JPMF (c)	Receive	4.00%	6 Month AUD BBSW	(8)
47,000	AUD	1/9/2035	JPMF (c)	Receive	3.96%	6 Month AUD BBSW	(109)
61,000	USD	1/9/2035	JPMF (c)	(Pay)	2.39%	3 Month USD LIBOR	1,342
47,000	AUD	1/13/2035	JPMF (c)	Receive	3.95%	6 Month AUD BBSW	(138)
70,000	AUD	1/13/2035	JPMF (c)	Receive	3.96%	6 Month AUD BBSW	(189)
24,000	CHF	1/13/2035	JPMF (c)	(Pay)	1.33%	6 Month CHF LIBOR	(508)
47,000	CHF	1/13/2035	JPMF (c)	(Pay)	1.22%	6 Month CHF LIBOR	(464)
30,000	USD	1/13/2035	JPMF (c)	(Pay)	2.45%	3 Month USD LIBOR	374
48,000	AUD	1/14/2035	JPMF (c)	Receive	3.91%	6 Month AUD BBSW	(247)
24,000	CHF	1/15/2035	JPMF (c)	(Pay)	1.35%	6 Month CHF LIBOR	(554)
48,000	AUD	1/16/2035	JPMF (c)	Receive	3.82%	6 Month AUD BBSW	(459)
97,000	CHF	1/16/2035	JPMF (c)	(Pay)	1.35%	6 Month CHF LIBOR	(2,240)
30,000	USD	1/16/2035	JPMF (c)	(Pay)	2.26%	3 Month USD LIBOR	1,275
23,000	AUD	1/20/2035	JPMF (c)	Receive	3.76%	6 Month AUD BBSW	(288)
47,000	AUD	1/21/2035	JPMF (c)	Receive	3.75%	6 Month AUD BBSW	(594)
48,000	CHF	1/22/2035	JPMF (c)	(Pay)	1.25%	6 Month CHF LIBOR	(637)
55,000	CHF	1/23/2035	JPMF (c)	(Pay)	1.23%	6 Month CHF LIBOR	(609)
31,000	USD	1/26/2035	JPMF (c)	(Pay)	2.31%	3 Month USD LIBOR	1,088
54,000	CHF	1/27/2035	JPMF (c)	(Pay)	1.22%	6 Month CHF LIBOR	(558)

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
41,000	USD	1/30/2035	JPMF (c)	(Pay)	2.24%	3 Month USD LIBOR	$1,900
25,000	CHF	2/3/2035	JPMF (c)	(Pay)	1.25%	6 Month CHF LIBOR	(332)
70,000	CHF	2/3/2035	JPMF (c)	(Pay)	1.22%	6 Month CHF LIBOR	(689)
28,000	CHF	2/4/2035	JPMF (c)	(Pay)	1.12%	6 Month CHF LIBOR	(15)
145,000	AUD	3/4/2035	JPMF (c)	Receive	3.68%	6 Month AUD BBSW	(2,361)
69,000	AUD	3/4/2035	JPMF (c)	Receive	3.66%	6 Month AUD BBSW	(1,184)
23,000	CHF	3/4/2035	JPMF (c)	(Pay)	1.14%	6 Month CHF LIBOR	(64)
12,000	CHF	3/5/2035	JPMF (c)	(Pay)	1.16%	6 Month CHF LIBOR	(53)
89,000	AUD	3/6/2035	JPMF (c)	Receive	3.70%	6 Month AUD BBSW	(1,354)
92,000	AUD	3/10/2035	JPMF (c)	Receive	3.75%	6 Month AUD BBSW	(1,175)
141,000	AUD	3/10/2035	JPMF (c)	Receive	3.75%	6 Month AUD BBSW	(1,783)
100,000	EUR	3/16/2035	JPMF (c)	(Pay)	1.05%	6 Month EURIBOR	2,642
111,000	AUD	3/19/2035	JPMF (c)	Receive	3.51%	6 Month AUD BBSW	(2,742)
171,000	EUR	3/30/2035	JPMF (c)	(Pay)	0.82%	6 Month EURIBOR	14,632
11,000	CHF	4/2/2035	JPMF (c)	Receive	0.92%	6 Month CHF LIBOR	(210)
53,000	EUR	4/14/2035	JPMF (c)	(Pay)	0.80%	6 Month EURIBOR	4,734
166,000	CHF	5/6/2035	JPMF (c)	Receive	0.92%	6 Month CHF LIBOR	(3,168)
105,000	EUR	3/14/2036	JPMF (c)	(Pay)	0.87%	6 Month EURIBOR	9,151
233,000	USD	11/15/2041	JPMF (c)	(Pay)	2.51%	3 Month USD LIBOR	4,045
131,000	USD	11/15/2041	JPMF (c)	(Pay)	2.38%	3 Month USD LIBOR	5,771
131,000	USD	11/15/2041	JPMF (c)	(Pay)	2.32%	3 Month USD LIBOR	7,313
448,000	USD	11/15/2041	JPMF (c)	(Pay)	2.33%	3 Month USD LIBOR	23,418
185,000	USD	11/15/2041	JPMF (c)	(Pay)	2.44%	3 Month USD LIBOR	5,791
248,200	USD	2/15/2042	JPMF (c)	(Pay)	2.56%	3 Month USD LIBOR	1,668
234,000	USD	11/15/2042	JPMF (c)	(Pay)	2.61%	3 Month USD LIBOR	(556)
234,000	USD	2/15/2044	JPMF (c)	(Pay)	2.62%	3 Month USD LIBOR	(531)
98,280	EUR	12/24/2044	JPMF (c)	(Pay)	1.96%	6 Month EURIBOR	(5,824)
50,000	USD	2/9/2045	JPMF (c)	(Pay)	2.18%	3 Month USD LIBOR	4,704
348,800	EUR	2/11/2045	JPMF (c)	(Pay)	0.90%	6 Month EURIBOR	26,868
25,000	USD	2/12/2045	JPMF (c)	(Pay)	2.46%	3 Month USD LIBOR	797
388,100	EUR	3/3/2045	JPMF (c)	(Pay)	0.94%	6 Month EURIBOR	43,201
29,000	GBP	3/6/2045	JPMF (c)	Receive	2.52%	6 Month GBP LIBOR	997
12,000	USD	3/6/2045	JPMF (c)	(Pay)	2.61%	3 Month USD LIBOR	7
210,000	EUR	3/11/2045	JPMF (c)	(Pay)	1.47%	6 Month EURIBOR	786
201,000	EUR	3/11/2045	JPMF (c)	(Pay)	1.50%	6 Month EURIBOR	(54)
263,000	USD	3/20/2045	JPMF (c)	Receive	2.62%	3 Month USD LIBOR	(6,466)
263,000	USD	3/20/2045	JPMF (c)	Receive	2.61%	3 Month USD LIBOR	(6,883)
61,000	EUR	3/24/2045	JPMF (c)	Receive	0.89%	6 Month EURIBOR	(7,060)
56,700	EUR	3/24/2045	JPMF (c)	Receive	0.98%	6 Month EURIBOR	(5,083)
307,000	USD	3/26/2045	JPMF (c)	(Pay)	2.54%	3 Month USD LIBOR	9,735
377,000	USD	3/26/2045	JPMF (c)	(Pay)	2.52%	3 Month USD LIBOR	12,759
31,000	GBP	3/27/2045	JPMF (c)	Receive	2.11%	6 Month GBP LIBOR	(867)
239,000	EUR	3/30/2045	JPMF (c)	Receive	0.86%	6 Month EURIBOR	(29,598)
65,000	USD	3/30/2045	JPMF (c)	(Pay)	2.63%	3 Month USD LIBOR	1,581
72,000	USD	3/31/2045	JPMF (c)	Receive	2.37%	3 Month USD LIBOR	(3,802)

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
74,000	EUR	4/14/2045	JPMF (c)	Receive	0.85%	6 Month EURIBOR	$(9,464)
78,000	EUR	4/15/2045	JPMF (c)	Receive	1.06%	6 Month EURIBOR	(5,237)
120,000	USD	5/6/2045	JPMF (c)	Receive	2.96%	3 Month USD LIBOR	573
104,000	USD	5/6/2045	JPMF (c)	Receive	2.94%	3 Month USD LIBOR	396
130,000	GBP	5/7/2045	JPMF (c)	Receive	2.44%	6 Month GBP LIBOR	2,727
65,000	GBP	5/7/2045	JPMF (c)	Receive	2.49%	6 Month GBP LIBOR	1,826
38,000	USD	5/7/2045	JPMF (c)	Receive	3.01%	3 Month USD LIBOR	393
78,000	GBP	5/8/2045	JPMF (c)	Receive	2.35%	6 Month GBP LIBOR	621
43,000	GBP	5/13/2045	JPMF (c)	Receive	2.47%	6 Month GBP LIBOR	1,115
238,000	EUR	5/14/2045	JPMF (c)	Receive	1.58%	6 Month EURIBOR	2,629
64,000	EUR	5/14/2045	JPMF (c)	Receive	1.60%	6 Month EURIBOR	862
45,000	GBP	5/14/2045	JPMF (c)	Receive	2.49%	6 Month GBP LIBOR	1,293
97,000	USD	5/15/2045	JPMF (c)	Receive	3.20%	3 Month USD LIBOR	3,322
133,000	EUR	5/20/2045	JPMF (c)	Receive	1.66%	6 Month EURIBOR	2,883
79,000	EUR	5/27/2045	JPMF (c)	Receive	1.60%	6 Month EURIBOR	1,072
63,000	EUR	5/27/2045	JPMF (c)	Receive	1.61%	6 Month EURIBOR	960
39,000	EUR	5/29/2045	JPMF (c)	Receive	1.57%	6 Month EURIBOR	370
109,000	EUR	12/15/2045	JPMF (c)	Receive	0.76%	6 Month EURIBOR	(17,415)
73,698	EUR	12/15/2045	JPMF (c)	Receive	0.86%	6 Month EURIBOR	(9,740)
75,000	EUR	12/15/2045	JPMF (c)	Receive	1.20%	6 Month EURIBOR	(2,597)
15,000	EUR	12/16/2045	JPMF (c)	Receive	0.85%	6 Month EURIBOR	(2,015)
258,000	EUR	2/24/2046	JPMF (c)	Receive	1.56%	6 Month EURIBOR	518
311,000	EUR	3/14/2046	JPMF (c)	Receive	0.78%	6 Month EURIBOR	(48,880)
45,000	USD	3/17/2046	JPMF (c)	Receive	2.65%	3 Month USD LIBOR	(458)
43,000	GBP	3/23/2046	JPMF (c)	(Pay)	1.97%	6 Month GBP LIBOR	3,645
7,000	GBP	3/23/2046	JPMF (c)	Receive	1.94%	6 Month GBP LIBOR	(671)
5,000	GBP	3/23/2046	JPMF (c)	(Pay)	2.05%	6 Month GBP LIBOR	289
123,000	EUR	3/29/2046	JPMF (c)	Receive	0.93%	6 Month EURIBOR	(14,073)
187,991	EUR	9/5/2046	JPMF (c)	(Pay)	0.98%	6 Month EURIBOR	11,657
200,049	EUR	2/3/2047	JPMF (c)	(Pay)	0.97%	6 Month EURIBOR	12,276
224,000	EUR	3/3/2047	JPMF (c)	(Pay)	0.97%	6 Month EURIBOR	13,693
326,000	EUR	5/24/2047	JPMF (c)	(Pay)	0.97%	6 Month EURIBOR	19,803
293,000	EUR	7/26/2047	JPMF (c)	(Pay)	0.97%	6 Month EURIBOR	17,717
57,960	EUR	8/23/2047	JPMF (c)	Receive	1.55%	6 Month EURIBOR	226
395,800	EUR	8/23/2047	JPMF (c)	Receive	0.92%	6 Month EURIBOR	(41,423)
644,100	EUR	3/14/2048	JPMF (c)	Receive	0.87%	6 Month EURIBOR	(45,565)
155,025	EUR	3/16/2056	JPMF (c)	Receive	0.89%	6 Month EURIBOR	(24,630)

							$(24,034)

						Premiums to (Pay) Receive	$(23,289)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of May 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Notes to Schedule of Investments:

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

DKK CIBOR - Copenhagen Interbank Offered Rate denominated in Danish Krone.

CP - Counterparty

EURIBOR - Euro Interbank Offered Rate

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

LIBOR - London Interbank Offered Rate

OTC - Over-the-Counter

SIFMA - Securities Industry and Financial Markets Association

SONIA - Sterling Overnight Interbank Average

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium Interest Rate - Mexico

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at May 31, 2015, which are subject to change based on the terms of the security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2015. Note: Yield rounds to 0.00%.

(b)	The rate shown represents yield-to-maturity.

(c)	Swap was cleared through the CME Group.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

JPMF - J.P. Morgan Securities LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

INR - Indian Rupee

JPY - Japanese Yen

MXN - Mexican Peso

SEK - Swedish Krona

USD - United States Dollar

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 50.2%

		Albania — 4.2%
		Foreign Government Obligations
USD	14,281,227	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a)	10,161,093

		Mexico — 0.3%

		Foreign Government Obligations
EUR	700,000	United Mexican States, 4.00%, due 03/15/2115	724,915

		United States — 45.7%

		Asset-Backed Securities — 0.3%
USD	77,151	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.57%, due 01/25/36	67,893
USD	354,135	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.43%, due 11/15/33	336,428
USD	442,334	Morgan Stanley Capital, Inc., Series 07-HE4, Class A2C, 1 mo. LIBOR + .23%, 0.41%, due 02/25/37 ¿	228,244

		Total Asset-Backed Securities	632,565

		Corporate Debt — 3.4%
USD	1,346,000	Apple, Inc., 3.45%, due 02/09/45	1,157,506
USD	1,000,000	Bank of America Corp., 3.30%, due 01/11/23	995,000
EUR	2,133,000	Berkshire Hathaway, Inc., 1.63%, due 03/16/35	2,161,117
USD	1,000,000	Citigroup, Inc., 3.38%, due 03/01/23	1,012,570
USD	322,000	Exxon Mobil Corp., 3.57%, due 03/06/45	305,678
USD	1,000,000	Goldman Sachs Group, Inc. (The), 3.63%, due 01/22/23	1,020,460
USD	1,000,000	JPMorgan Chase & Co., 3.20%, due 01/25/23	1,000,000
USD	553,000	Microsoft Corp., 4.00%, due 02/12/55	506,028

		Total Corporate Debt	8,158,359

		U.S. Government — 42.0%
USD	6,028,500	U.S. Treasury Bond, 2.75%, due 11/15/42	5,849,056
	4,804,000	U.S. Treasury Bond, 3.13%, due 02/15/42	5,028,813
USD	23,671,100	U.S. Treasury Bond, 3.13%, due 11/15/41	24,815,811
USD	10,000,000	U.S. Treasury Bond, 3.13%, due 02/15/43	10,435,940
	4,591,700	U.S. Treasury Bond, 3.63%, due 02/15/44	5,256,780
USD	45,027,899	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15 (b)(c)	45,319,860
USD	6,586,800	U.S. Treasury Strip Principal, due 11/15/41	3,003,245
USD	1,518,300	U.S. Treasury Strip Principal, due 02/15/44	639,824

Par Value / Shares / Principal Amount		Description	Value ($)
		United States — continued
		U.S. Government — continued
USD	862,800	U.S. Treasury Strip Principal, due 02/15/42	388,803
USD	81,500	U.S. Treasury Strip Principal, due 11/15/42	35,559

		Total U.S. Government	100,773,691

		Total United States	109,564,615

		TOTAL DEBT OBLIGATIONS (COST $121,490,193)	120,450,623

		MUTUAL FUNDS — 42.0%

		United States
		Affiliated Issuers
	931,268	GMO Debt Opportunities Fund, Class VI	23,244,442
	1,176,293	GMO Emerging Country Debt Fund, Class IV	11,339,460
	1,684,517	GMO U.S. Treasury Fund	42,112,921
	1,571,292	GMO World Opportunity Overlay Fund	24,292,168

		TOTAL MUTUAL FUNDS (COST $93,996,667)	100,988,991

		OPTIONS PURCHASED — 3.3%

		Currency Options — 1.2%
EUR	1,574,000	EUR Call/USD Put, Expires 07/23/15, Strike 1.16, (OTC) (CP-DB)	3,983
EUR	388,000	EUR Call/USD Put, Expires 08/06/15, Strike 1.15, (OTC) (CP-DB)	1,501
EUR	1,762,000	EUR Call/USD Put, Expires 06/19/15, Strike 1.06, (OTC) (CP-GS)	66,476
EUR	2,515,000	EUR Call/USD Put, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	145,058
EUR	12,608,000	EUR Call/USD Put, Expires 07/21/15, Strike 1.16, (OTC) (CP-DB)	23,305
EUR	768,000	EUR Call/USD Put, Expires 03/22/16, Strike 1.09, (OTC) (CP-JPM)	37,915
EUR	912,000	EUR Call/USD Put, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	37,374
EUR	2,541,000	EUR Call/USD Put, Expires 06/18/15, Strike 1.08, (OTC) (CP-JPM)	63,114
EUR	1,824,000	EUR Call/USD Put, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	74,747
EUR	2,641,000	EUR Call/USD Put, Expires 06/18/15, Strike 1.09, (OTC) (CP-GS)	50,720
EUR	779,000	EUR Call/USD Put, Expires 03/23/16, Strike 1.11, (OTC) (CP-JPM)	32,381
EUR	1,574,000	EUR Put/USD Call, Expires 07/23/15, Strike 1.16, (OTC) (CP-DB)	96,171
EUR	2,584,000	EUR Put/USD Call, Expires 10/28/15, Strike 1.07, (OTC) (CP-JPM)	47,593

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Currency Options — continued
EUR	4,303,000	EUR Put/USD Call, Expires 10/29/15, Strike 1.07, (OTC) (CP-JPM)	79,647
EUR	388,000	EUR Put/USD Call, Expires 08/06/15, Strike 1.15, (OTC) (CP-DB)	22,970
EUR	255,000	EUR Put/USD Call, One-Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	105,025
EUR	755,000	EUR Put/USD Call, Expires 06/19/15, Strike 1.01, (OTC) (CP-JPM)	33
EUR	5,035,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	52,319
EUR	1,762,000	EUR Put/USD Call, Expires 06/19/15, Strike 1.06, (OTC) (CP-GS)	4,114
EUR	2,515,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	79,348
EUR	5,030,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	61,476
EUR	253,000	EUR Put/USD Call, One-Touch Binary Option, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	101,423
EUR	8,926,000	EUR Put/USD Call, Expires 10/21/15, Strike 1.02, (OTC) (CP-JPM)	73,947
EUR	5,813,000	EUR Put/USD Call, Expires 07/29/15, Strike 1.05, (OTC) (CP-JPM)	36,979
EUR	5,246,000	EUR Put/USD Call, Expires 10/22/15, Strike 1.03, (OTC) (CP-JPM)	56,223
EUR	7,048,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-GS)	157,959
EUR	768,000	EUR Put/USD Call, Expires 03/22/16, Strike 1.09, (OTC) (CP-JPM)	28,615
EUR	2,641,000	EUR Put/USD Call, Expires 06/18/15, Strike 1.09, (OTC) (CP-GS)	19,103
EUR	912,000	EUR Put/USD Call, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	16,076
EUR	2,541,000	EUR Put/USD Call, Expires 06/18/15, Strike 1.08, (OTC) (CP-JPM)	12,623
EUR	1,824,000	EUR Put/USD Call, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	32,153
EUR	779,000	EUR Put/USD Call, Expires 03/23/16, Strike 1.11, (OTC) (CP-JPM)	33,545
EUR	6,210,000	EUR Put/USD Call, Expires 02/04/16, Strike 1.03, (OTC) (CP-GS)	105,410
EUR	180,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	75,124
EUR	77,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	32,136
EUR	255,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/24/16, Strike 1.10, (OTC) (CP-DB)	106,425
GBP	551,000	GBP Call/USD Put, Expires 08/20/15, Strike 1.55, (OTC) (CP-JPM)	8,299
GBP	1,102,000	GBP Call/USD Put, Expires 08/20/15, Strike 1.54, (OTC) (CP-JPM)	17,682
GBP	4,600,000	GBP Call/USD Put, Expires 11/16/15, Strike 1.56, (OTC) (CP-GS)	88,460

Principal Amount		Description	Value ($)
		Currency Options — continued
GBP	5,311,000	GBP Put/USD Call, Expires 07/09/15, Strike 1.43, (OTC) (CP-JPM)	2,581
GBP	551,000	GBP Put/USD Call, Expires 08/20/15, Strike 1.55, (OTC) (CP-JPM)	18,446
GBP	1,102,000	GBP Put/USD Call, Expires 08/20/15, Strike 1.54, (OTC) (CP-JPM)	35,333
USD	1,871,000	USD Call/BRL Put, Expires 03/22/16, Strike 3.56, (OTC) (CP-JPM)	104,063
USD	748,000	USD Call/BRL Put, Expires 03/22/16, Strike 3.55, (OTC) (CP-JPM)	42,136
USD	1,871,000	USD Call/CHF Put, Expires 06/22/15, Strike 0.97, (OTC) (CP-GS)	4,416
USD	1,140,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	42,590
USD	1,143,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	40,551
USD	1,856,000	USD Call/JPY Put, Expires 06/01/15, Strike 119.32, (OTC) (CP-GS)	71,760
USD	748,000	USD Put/BRL Call, Expires 03/22/16, Strike 3.55, (OTC) (CP-JPM)	52,813
USD	1,871,000	USD Put/BRL Call, Expires 03/22/16, Strike 3.56, (OTC) (CP-JPM)	134,501
USD	2,228,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	88,291
USD	1,871,000	USD Put/CHF Call, Expires 06/22/15, Strike 0.97, (OTC) (CP-GS)	70,726
USD	1,143,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	55,296
USD	1,140,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	52,149
USD	1,856,000	USD Put/JPY Call, Expires 06/01/15, Strike 119.32, (OTC) (CP-GS)	—

		Total Currency Options	2,903,104

		Options on Interest Rate Swaps — 2.1%
EUR	1,013,000	EUR Swaption Call, Expires 07/13/15, Strike 0.98%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,013,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.98%, maturing on 07/15/45. (OTC) (CP-MSCI)	5,767
EUR	3,270,000	EUR Swaption Put, Expires 11/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 3,270,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 11/22/47. (OTC) (CP-MSCI)	166,198
EUR	3,270,000	EUR Swaption Put, Expires 05/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 3,270,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 05/24/47. (OTC) (CP-MSCI)	145,263

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
EUR	4,984,000	EUR Swaption Put, Expires 06/01/16, Strike 1.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 4,984,000 EUR in which it will pay a rate of 1.93% and will receive 6 month EURIBOR, maturing on 06/03/46. (OTC) (CP-GS)	105,975
EUR	5,007,000	EUR Swaption Put, Expires 07/07/16, Strike 1.99%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 5,007,000 EUR in which it will pay a rate of 1.99% and will receive 6 month EURIBOR, maturing on 07/11/46. (OTC) (CP-GS)	103,275
EUR	3,737,000	EUR Swaption Put, Expires 03/01/17, Strike 1.88%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 3,737,000 EUR in which it will pay a rate of 1.88% and will receive 6 month EURIBOR, maturing on 03/03/47. (OTC) (CP-GS)	126,681
EUR	2,008,000	EUR Swaption Put, Expires 10/13/16, Strike 1.90%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 2,008,000 EUR in which it will pay a rate of 1.90% and will receive 6 month EURIBOR, maturing on 10/17/46. (OTC) (CP-GS)	56,914
EUR	3,270,000	EUR Swaption Put, Expires 02/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 3,270,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 02/22/47. (OTC) (CP-MSCI)	134,456
EUR	3,270,000	EUR Swaption Put, Expires 08/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 3,270,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 08/23/47. (OTC) (CP-MSCI)	156,425
EUR	6,241,000	EUR Swaption Put, Expires 12/16/16, Strike 1.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 6,241,000 EUR in which it will pay a rate of 1.93% and will receive 6 month EURIBOR, maturing on 12/22/46. (OTC) (CP-GS)	183,885
EUR	1,013,000	EUR Swaption Put, Expires 07/13/15, Strike 0.98%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,013,000 EUR in which it will pay a rate of 0.98% and will receive 6 month EURIBOR, maturing on 07/15/45. (OTC) (CP-MSCI)	93,756
EUR	9,580,000	EUR Swaption Put, Expires 03/06/18, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 9,580,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 03/08/48. (OTC) (CP-GS)	349,721

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
EUR	1,634,000	EUR Swaption Put, Expires 03/19/18, Strike 1.70%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,634,000 EUR in which it will pay a rate of 1.70% and will receive 6 month EURIBOR, maturing on 03/21/48. (OTC) (CP-MSCI)	84,622
EUR	2,038,000	EUR Swaption Put, Expires 11/20/15, Strike 1.28%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 2,038,000 EUR in which it will pay a rate of 1.28% and will receive 6 month EURIBOR, maturing on 11/24/25. (OTC) (CP-MSCI)	130,043
EUR	3,234,000	EUR Swaption Put, Expires 03/16/18, Strike 1.70%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 3,234,000 EUR in which it will pay a rate of 1.70% and will receive 6 month EURIBOR, maturing on 03/21/48. (OTC) (CP-MSCI)	167,248
EUR	5,058,000	EUR Swaption Put, Expires 02/22/16, Strike 1.56%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 5,058,000 EUR in which it will pay a rate of 1.56% and will receive 6 month EURIBOR, maturing on 02/24/46. (OTC) (CP-GS)	262,761
EUR	6,127,000	EUR Swaption Put, Expires 02/01/17, Strike 2.03%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 6,127,000 EUR in which it will pay a rate of 2.03% and will receive 6 month EURIBOR, maturing on 02/03/47. (OTC) (CP-GS)	165,850
GBP	3,772,000	GBP Swaption Call, Expires 03/23/16, Strike 1.97%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 3,772,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 1.97%, maturing on 03/23/46. (OTC) (CP-GS)	272,016
GBP	4,239,000	GBP Swaption Put, Expires 02/17/17, Strike 2.95%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 4,239,000 GBP in which it will pay a rate of 2.95% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-MSCI)	187,557
GBP	15,911,000	GBP Swaption Put, Expires 03/20/17, Strike 2.89%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 15,911,000 GBP in which it will pay a rate of 2.89% and will receive 6 month GBP LIBOR, maturing on 03/22/47. (OTC) (CP-GS)	507,233

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
GBP	3,601,000	GBP Swaption Put, Expires 05/19/17, Strike 2.91%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 3,601,000 GBP in which it will pay a rate of 2.91% and will receive 6 month GBP LIBOR, maturing on 05/19/47. (OTC) (CP-GS)	115,629
GBP	3,772,000	GBP Swaption Put, Expires 03/23/16, Strike 1.97%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 3,772,000 GBP in which it will pay a rate of 1.97% and will receive 6 month GBP LIBOR, maturing on 03/23/46. (OTC) (CP-GS)	602,969
USD	7,312,000	USD Swaption Call, Expires 03/11/16, Strike 2.75%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 7,312,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.75%, maturing on 03/17/46. (OTC) (CP-GS)	157,610
USD	3,741,000	USD Swaption Call, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 3,741,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.15%, maturing on 09/23/25. (OTC) (CP-JPM)	46,201
USD	943,000	USD Swaption Call, Expires 09/23/15, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 943,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.39%, maturing on 09/25/45. (OTC) (CP-JPM)	19,048
USD	1,871,000	USD Swaption Call, Expires 09/21/15, Strike 2.40%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,871,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.40%, maturing on 09/23/45. (OTC) (CP-JPM)	39,392
USD	1,870,500	USD Swaption Call, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,870,500 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.15%, maturing on 09/23/25. (OTC) (CP-JPM)	22,930
USD	7,312,000	USD Swaption Put, Expires 03/11/16, Strike 2.75%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 7,312,000 USD in which it will pay a rate of 2.75% and will receive 3 month USD LIBOR, maturing on 03/17/46. (OTC) (CP-GS)	247,043

Principal Amount / Shares / Par Value($)		Description	Value ($)
		Options on Interest Rate Swaps — continued
USD	3,741,000	USD Swaption Put, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 3,741,000 USD in which it will pay a rate of 2.15% and will receive 3 month USD LIBOR, maturing on 09/23/25. (OTC) (CP-JPM)	89,152
USD	943,000	USD Swaption Put, Expires 09/23/15, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 943,000 USD in which it will pay a rate of 2.39% and will receive 3 month USD LIBOR, maturing on 09/25/45. (OTC) (CP-JPM)	73,030
USD	1,871,000	USD Swaption Put, Expires 09/21/15, Strike 2.40%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,871,000 USD in which it will pay a rate of 2.40% and will receive 3 month USD LIBOR, maturing on 09/23/45. (OTC) (CP-JPM)	139,204
USD	1,870,500	USD Swaption Put, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,870,500 USD in which it will pay a rate of 2.15% and will receive 3 month USD LIBOR, maturing on 09/23/25. (OTC) (CP-JPM)	44,834

		Total Options on Interest Rate Swaps	5,002,688

		TOTAL OPTIONS PURCHASED (COST $9,521,433)	7,905,792

		SHORT-TERM INVESTMENTS — 3.8%

		Money Market Funds — 1.3%
	3,087,601	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (d)	3,087,601

		U.S. Government — 2.5%
	4,500,000	U.S. Treasury Bill, 0.00%, due 08/20/15 (e)(f)	4,499,950
	1,500,000	U.S. Treasury Bill, 0.02%, due 10/22/15 (e)	1,499,867

		Total U.S. Government	5,999,817

		TOTAL SHORT-TERM INVESTMENTS (COST $9,086,460)	9,087,418

		TOTAL INVESTMENTS — 99.3% (Cost $234,094,753)	238,432,824
		Other Assets and Liabilities (net) — 0.7%	1,569,178

		TOTAL NET ASSETS — 100.0%	$240,002,002

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

A summary of outstanding financial instruments at May 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/02/2015	BCLY	BRL	8,094,000	USD	2,591,163	$50,914
06/02/2015	GS	BRL	7,054,000	USD	2,280,863	67,011
07/02/2015	BCLY	BRL	1,360,000	USD	423,782	1,533
02/17/2016	GS	CHF	11,141,325	USD	12,085,695	91,172
03/03/2016	GS	CHF	1,031,800	USD	1,054,579	(57,097)
06/22/2015	BOA	EUR	53,599	USD	57,737	(1,145)
06/22/2015	DB	EUR	1,478,596	USD	1,601,443	(22,916)
06/22/2015	GS	EUR	4,037,600	USD	4,492,660	57,024
06/22/2015	JPM	EUR	53,590	USD	57,696	(1,177)
07/23/2015	DB	EUR	6,987,000	USD	7,331,459	(347,706)
07/31/2015	GS	EUR	2,893,000	USD	3,288,184	108,221
07/31/2015	JPM	EUR	3,709,078	USD	4,169,823	92,833
10/23/2015	JPM	EUR	15,688,000	USD	16,917,638	(349,952)
10/26/2015	JPM	EUR	4,139,000	USD	4,578,236	22,256
10/30/2015	JPM	EUR	782,000	USD	896,782	35,941
11/02/2015	JPM	EUR	1,971,000	USD	2,244,338	74,512
11/16/2015	JPM	EUR	13,011,000	USD	15,010,791	683,871
02/08/2016	GS	EUR	1,734,000	USD	1,875,730	(37,081)
02/09/2016	DB	EUR	749,000	USD	810,793	(15,463)
02/17/2016	GS	EUR	724,000	USD	783,440	(15,380)
03/14/2016	GS	EUR	2,673,000	USD	2,854,898	(96,275)
03/14/2016	JPM	EUR	2,306,000	USD	2,502,863	(43,116)
03/16/2016	JPM	EUR	2,264,000	USD	2,422,471	(77,280)
03/27/2017	DB	EUR	101,000	USD	110,797	(2,337)
11/07/2017	GS	EUR	4,716,000	USD	5,177,932	(165,668)
07/09/2015	GS	GBP	1,143,000	USD	1,673,272	(73,216)
07/13/2015	GS	GBP	5,455	USD	8,106	(229)
07/13/2015	JPM	GBP	2,419,000	USD	3,658,468	(37,626)
07/27/2015	BOA	GBP	17,331	USD	27,160	682
07/27/2015	GS	GBP	17,334	USD	27,150	667
07/27/2015	MSCI	GBP	17,335	USD	27,129	644
11/18/2015	GS	GBP	4,893,000	USD	7,156,013	(314,096)
12/18/2015	GS	GBP	3,235,000	USD	4,794,705	(143,510)
08/13/2015	BCLY	INR	193,948,000	USD	2,986,820	(6,841)
06/26/2015	GS	JPY	612,137,000	USD	5,120,239	186,604
06/26/2015	JPM	JPY	440,854,590	USD	3,632,903	79,751
06/11/2015	BOA	SEK	8,871,568	USD	1,028,126	(12,510)
06/11/2015	DB	SEK	8,870,236	USD	1,027,361	(13,119)
06/11/2015	GS	SEK	8,871,568	USD	1,027,826	(12,810)
06/02/2015	BCLY	USD	2,632,222	BRL	8,094,000	(91,971)
06/02/2015	GS	USD	2,304,067	BRL	7,054,000	(90,215)
06/11/2015	DB	USD	229,301	SEK	2,020,000	7,645
06/11/2015	GS	USD	2,991,094	SEK	24,593,372	(106,288)
06/22/2015	DB	USD	6,452,564	EUR	5,922,000	53,240
06/23/2015	JPM	USD	371,677	EUR	352,000	15,029
06/26/2015	GS	USD	10,542,234	JPY	1,271,236,914	(296,457)
07/13/2015	JPM	USD	3,696,611	GBP	2,458,000	59,073

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
07/23/2015	DB	USD	9,105,709	EUR	8,172,000	$(124,152)
07/23/2015	JPM	USD	1,424,428	EUR	1,339,000	47,219
07/31/2015	GS	USD	2,838,726	EUR	2,673,000	99,415
07/31/2015	JPM	USD	4,152,199	EUR	3,709,078	(75,210)
08/13/2015	BCLY	USD	4,135,752	INR	267,852,000	(1,357)
10/23/2015	JPM	USD	17,286,746	EUR	15,789,000	92,013
10/26/2015	JPM	USD	2,763,251	EUR	2,366,000	(158,891)
10/30/2015	JPM	USD	1,337,103	EUR	1,173,000	(45,842)
11/02/2015	JPM	USD	2,240,266	EUR	1,971,000	(70,440)
11/16/2015	JPM	USD	8,332,232	EUR	7,771,000	224,719
11/18/2015	GS	USD	7,239,875	GBP	4,893,000	230,234
12/18/2015	GS	USD	4,783,694	GBP	3,235,000	154,522
02/08/2016	GS	USD	1,845,843	EUR	1,734,000	66,968
02/09/2016	DB	USD	61,611	EUR	57,000	1,268
02/17/2016	GS	USD	4,514,835	CHF	4,258,000	69,241
03/14/2016	GS	USD	2,851,423	EUR	2,673,000	99,750
03/14/2016	JPM	USD	2,447,127	EUR	2,306,000	98,852
03/16/2016	JPM	USD	2,428,480	EUR	2,264,000	71,272
03/24/2016	JPM	USD	77,792	BRL	277,717	1,542
03/29/2016	GS	USD	88,766	EUR	81,000	701
11/07/2017	GS	USD	5,205,049	EUR	4,716,000	138,551

						$177,517

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
4	U.S. Long Bond (CBT)	September 2015	$622,500	$(13,443)
12	U.S. Treasury Note 10 Yr.	September 2015	1,532,250	(12,579)
17	U.S. Treasury Note 5 Yr. (CBT)	September 2015	2,035,352	(10,915)
2	U.S. Ultra Bond	September 2015	320,562	(2,425)

			$4,510,664	$(39,362)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Written Options

Currency Options

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	755,000	06/19/2015	EUR Call/USD Put, Strike 1.10, (OTC) (CP-JPM)	$6,734	$(8,965)
Call	EUR	255,000	02/24/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.21, (OTC) (CP-DB)	86,778	(46,211)
Call	EUR	180,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	26,060	(45,964)
Call	EUR	77,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	10,775	(19,028)
Call	EUR	5,035,000	03/10/2016	EUR Call/USD Put, Strike 1.14, (OTC) (CP-JPM)	76,461	(120,138)
Call	EUR	5,030,000	03/14/2016	EUR Call/USD Put, Strike 1.15, (OTC) (CP-JPM)	72,550	(103,357)
Call	EUR	255,000	03/31/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	41,051	(71,417)
Call	EUR	253,000	06/03/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.18, (OTC) (CP-JPM)	51,634	(86,140)
Call	GBP	5,311,000	07/09/2015	GBP Call/USD Put, Strike 1.57, (OTC) (CP-JPM)	69,953	(17,907)

					$441,996	$(519,127)

Written Options on Interest Rate Swaps

Principal Amount			Expiration Date	Description	Premiums	Market Value
Put	EUR	1,520,000	07/13/2015	EUR Swaption Put, Expires 07/13/2015, Strike 0.64%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,520,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.64%, maturing on 07/15/25. (OTC) (CP-MSCI)	$19,854	$(38,809)
Call	EUR	1,520,000	07/13/2015	EUR Swaption Call, Expires 07/13/2015, Strike 0.64%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,520,000 EUR in which it will pay a rate of 0.64% and will receive 6 month EURIBOR, maturing on 07/13/25. (OTC) (CP-MSCI)	19,854	(2,573)
Put	EUR	2,038,000	11/20/2015	EUR Swaption Put, Expires 11/20/2015, Strike 0.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 2,038,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.81%, maturing on 11/20/25 (OTC) (CP-MSCI)	29,094	(50,320)
Call	EUR	1,899,375	12/14/2015	EUR Swaption Call, Expires 12/14/2015, Strike 0.69%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,899,375 EUR in which it will pay a rate of 0.69% and will receive 6 month EURIBOR, maturing on 12/14/25. (OTC) (CP-MSCI)	39,332	(16,730)
Put	EUR	1,899,375	12/14/2015	EUR Swaption Put, Expires 12/14/2015, Strike 0.69%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,899,375 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.69%, maturing on 12/14/25. (OTC) (CP-MSCI)	39,332	(65,891)
Call	EUR	4,984,000	06/01/2016	EUR Swaption Call, Expires 06/01/2016, Strike 0.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 4,984,000 EUR in which it will pay a rate of 0.93% and will receive 6 month EURIBOR, maturing on 06/01/46. (OTC) (CP-GS)	147,231	(102,280)
Call	EUR	5,007,000	07/07/2016	EUR Swaption Call, Expires 07/07/2016, Strike 0.99%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 5,007,000 EUR in which it will pay a rate of 0.99% and will receive 6 month EURIBOR, maturing on 07/07/46. (OTC) (CP-GS)	133,614	(121,768)
Call	EUR	1,635,000	05/18/2017	EUR Swaption Call, Expires 05/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,635,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 05/18/47. (OTC) (CP-MSCI)	56,842	(77,105)

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Written Options on Interest Rate Swaps — continued

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	3,270,000	08/18/2017	EUR Swaption Call, Expires 08/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 3,270,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 08/18/47. (OTC) (CP-MSCI)	$121,883	$(165,853)
Call	EUR	3,270,000	11/18/2017	EUR Swaption Call, Expires 11/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 3,270,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 11/18/47. (OTC) (CP-MSCI)	128,220	(176,821)
Call	EUR	9,580,000	03/06/2018	EUR Swaption Call, Expires 03/06/18, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 9,580,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 03/06/48. (OTC) (CP-GS)	319,105	(449,793)
Call	GBP	4,239,000	02/17/2017	GBP Swaption Call, Expires 02/17/2017, Strike 1.95%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 4,239,000 GBP in which it will pay a rate of 1.95% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-MSCI)	231,743	(273,571)
Call	GBP	15,911,000	03/20/2017	GBP Swaption Call, Expires 03/20/2017, Strike 1.89%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 15,911,000 GBP in which it will pay a rate of 1.89% and will receive 6 month GBP LIBOR, maturing on 03/20/47. (OTC) (CP-GS)	843,946	(777,215)
Call	GBP	3,601,000	05/19/2017	GBP Swaption Call, Expires 05/19/2017, Strike 1.91%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 3,601,000 GBP in which it will pay a rate of 1.91% and will receive 6 month GBP LIBOR, maturing on 05/19/47. (OTC) (CP-GS)	200,467	(186,528)

					$2,330,517	$(2,505,257)

Swap Contracts

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
3,697,000	USD	2/13/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	$19,793
1,837,000	USD	2/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	6,596
1,840,000	USD	3/5/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	4,237
1,745,000	USD	3/12/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	2,014
4,129,000	USD	3/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	9,056

						$41,696

				Premiums to (Pay) Receive		$—

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
181,029,000	JPY	1/19/2016	1/19/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(501)
181,045,000	JPY	1/22/2016	1/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(479)
181,045,000	JPY	1/25/2016	1/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(467)
181,045,000	JPY	1/26/2016	1/26/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(465)
181,045,000	JPY	1/28/2016	1/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(470)
181,045,000	JPY	2/1/2016	2/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(473)
181,045,000	JPY	2/2/2016	2/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(463)
181,045,000	JPY	2/5/2016	2/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(459)
181,045,000	JPY	2/8/2016	2/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(440)
181,045,000	JPY	2/9/2016	2/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(436)
1,522,231,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(11,423)
1,518,997,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(14,851)
636,922,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,609)
329,880,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(247)
329,880,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(171)
329,880,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(270)
329,880,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(248)
329,880,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(267)
199,979,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	36
199,979,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	29
199,979,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	118
199,979,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	37
199,979,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	36
303,553,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(974)
303,553,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(987)
303,553,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(954)
303,553,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(952)
303,553,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(982)
252,899,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	188
252,899,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	194
252,899,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	201
252,899,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	208
252,899,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	200
252,899,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(172)
252,899,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(170)
252,899,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(167)
252,899,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(169)
252,899,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(176)
303,478,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(895)
303,478,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(899)
303,478,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(896)
303,478,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(895)
303,478,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(903)
199,979,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	26
199,979,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	25

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
199,979,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$24
199,979,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	17
199,979,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	23
199,311,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(709)
329,880,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(221)
329,880,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(230)
329,880,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(240)
329,880,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(181)
199,311,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(715)
329,880,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(224)
199,311,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(712)
199,311,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(717)
199,311,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(723)
124,343,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,259)
124,343,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,257)
124,343,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,256)
124,343,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,251)
124,343,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,248)
124,343,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,244)
124,343,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,248)
124,343,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,242)
124,343,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,238)
124,343,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,237)
94,497,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,079)
94,497,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,085)
94,497,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,076)
94,497,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,082)
94,497,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,082)
94,497,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,082)
94,497,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,080)
94,497,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,080)
94,497,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,075)
94,497,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,075)
94,497,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,077)
94,497,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,077)
742,505,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,359)
737,358,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,480)
94,497,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,068)
94,497,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,068)
94,497,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,067)
94,497,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,067)
94,497,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,065)
94,497,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,065)
94,497,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,068)
94,497,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,068)
173,249,000	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,844)
173,249,000	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,831)

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
173,249,000	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(2,829)
173,249,000	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,826)
173,249,000	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,832)
173,249,000	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,806)
173,249,000	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,803)
173,249,000	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,803)
173,249,000	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,788)
173,249,000	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,787)
188,999,000	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,282)
188,999,000	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,284)
188,999,000	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,266)
188,999,000	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,268)
188,999,000	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,259)
237,749,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,222)
237,749,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,232)
237,749,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,216)
237,749,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,214)
237,749,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,213)
237,749,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,222)
239,289,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,616)
239,289,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,614)
239,289,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,613)
239,289,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,630)
239,289,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,614)
239,289,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,621)
188,999,000	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,868)
188,999,000	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,886)
188,999,000	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,877)
188,999,000	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,879)
188,999,000	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,887)
188,999,000	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,900)
32,995,000	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(26,953)
188,999,000	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,894)
17,678,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(24,449)
188,999,000	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,896)
188,999,000	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,914)
188,999,000	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,899)
11,408,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(26,146)
217,205,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,982)
217,205,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,984)
217,205,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,999)
11,616,000	EUR	3/16/2017	3/16/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(50,245)
217,205,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,992)
217,205,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,001)
217,205,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,002)
217,205,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,028)
217,205,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,003)

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
217,205,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(4,716)
217,205,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,723)
217,205,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,728)
217,205,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,733)
217,205,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,737)
217,205,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,738)
217,205,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,753)
151,375,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,851)
151,375,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,856)
151,375,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,860)
151,375,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,870)
151,375,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,869)
151,375,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,870)
151,375,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,887)
151,375,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,892)
26,669,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	38,078
16,406,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	55,074
13,428,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	50,384
15,298,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	34,119
7,881,000	EUR	1/30/2020	1/30/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	22,880
20,319,000	EUR	2/3/2020	2/3/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	70,880
8,051,000	EUR	2/11/2020	2/11/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	21,962
1,162,000	EUR	3/13/2020	3/13/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(8,273)
2,133,000	EUR	3/16/2015	3/16/2035	GS	3 Month USD LIBOR	3 Month EURIBOR	(87,780)
700,000	EUR	4/15/2015	4/15/2045	GS	3 Month USD LIBOR	3 Month EURIBOR	(42,367)

							$(349,390)

					Premiums to (Pay) Receive		$(457,495)

[1]	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.58)% to (0.81)%.
[2]	For EURIBOR, Fund receives 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (0.44)%.

Inflation Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
881,000	GBP	2/19/2020	GS	Receive	2.69%	U.K. Retail Price Index	$(332)
1,466,000	GBP	3/27/2020	GS	(Pay)	2.73%	U.K. Retail Price Index	(4,241)
881,000	GBP	2/19/2025	GS	(Pay)	2.92%	U.K. Retail Price Index	(11,974)
1,466,000	GBP	3/27/2025	GS	Receive	3.01%	U.K. Retail Price Index	9,202

							$(7,345)

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
2,300,000	AUD	11/6/2024	BCI (g)	Receive	4.35%	6 Month AUD BBSW	$60,430
6,300,000	AUD	11/7/2024	BCI (g)	Receive	4.31%	6 Month AUD BBSW	158,298
148,000	AUD	11/11/2024	BCI (g)	Receive	4.33%	6 Month AUD BBSW	3,819
5,200,000	AUD	11/13/2024	BCI (g)	Receive	4.31%	6 Month AUD BBSW	129,610
3,341,000	AUD	5/7/2025	BCI (g)	Receive	3.76%	6 Month AUD BBSW	17,243
3,730,000	AUD	5/8/2025	BCI (g)	Receive	3.78%	6 Month AUD BBSW	21,864
1,879,000	AUD	5/8/2025	BCI (g)	Receive	3.80%	6 Month AUD BBSW	12,050
2,039,000	AUD	5/11/2025	BCI (g)	Receive	3.71%	6 Month AUD BBSW	7,326
750,000	AUD	12/23/2034	BCI (g)	Receive	4.41%	6 Month AUD BBSW	14,787
369,000	AUD	12/30/2034	CSS (g)	Receive	4.37%	6 Month AUD BBSW	6,442
369,000	AUD	1/7/2035	BCI (g)	Receive	4.11%	6 Month AUD BBSW	1,725
381,000	AUD	1/8/2035	JPMF (g)	Receive	4.00%	6 Month AUD BBSW	(137)
759,000	AUD	1/9/2035	JPMF (g)	Receive	3.96%	6 Month AUD BBSW	(1,765)
1,134,000	AUD	1/13/2035	JPMF (g)	Receive	3.96%	6 Month AUD BBSW	(3,061)
761,000	AUD	1/13/2035	JPMF (g)	Receive	3.95%	6 Month AUD BBSW	(2,241)
764,000	AUD	1/14/2035	JPMF (g)	Receive	3.91%	6 Month AUD BBSW	(3,936)
771,000	AUD	1/16/2035	BCI (g)	Receive	3.82%	6 Month AUD BBSW	(7,377)
379,000	AUD	1/20/2035	BCI (g)	Receive	3.76%	6 Month AUD BBSW	(4,744)
758,000	AUD	1/21/2035	BCI (g)	Receive	3.75%	6 Month AUD BBSW	(9,578)
1,965,000	AUD	3/4/2035	BCI (g)	Receive	3.68%	6 Month AUD BBSW	(31,996)
1,076,000	AUD	3/4/2035	BCI (g)	Receive	3.66%	6 Month AUD BBSW	(18,466)
1,359,000	AUD	3/6/2035	BCI (g)	Receive	3.70%	6 Month AUD BBSW	(20,667)
1,988,000	AUD	3/10/2035	BCI (g)	Receive	3.75%	6 Month AUD BBSW	(25,144)
1,444,000	AUD	3/10/2035	BCI (g)	Receive	3.75%	6 Month AUD BBSW	(18,440)
1,848,000	AUD	3/19/2035	BCI (g)	Receive	3.51%	6 Month AUD BBSW	(45,656)
383,000	CHF	1/13/2035	CSS (g)	(Pay)	1.33%	6 Month CHF LIBOR	(8,101)
769,000	CHF	1/13/2035	CSS (g)	(Pay)	1.22%	6 Month CHF LIBOR	(7,585)
389,000	CHF	1/15/2035	CSS (g)	(Pay)	1.35%	6 Month CHF LIBOR	(8,985)
1,570,000	CHF	1/16/2035	CSS (g)	(Pay)	1.35%	6 Month CHF LIBOR	(36,259)
4,672,000	CHF	3/4/2035	CSS (g)	(Pay)	1.14%	6 Month CHF LIBOR	(13,025)
190,000	CHF	3/5/2035	CSS (g)	(Pay)	1.16%	6 Month CHF LIBOR	(839)
2,624,000	CHF	5/6/2035	CSS (g)	Receive	0.92%	6 Month CHF LIBOR	(50,073)
1,047,000	CHF	5/7/2035	CSS (g)	Receive	0.98%	6 Month CHF LIBOR	(14,320)
24,118,000	DKK	2/25/2020	CSS (g)	Receive	0.39%	6 Month DKK CIBOR	(20,563)
14,620,000	DKK	2/27/2020	CSS (g)	Receive	0.32%	6 Month DKK CIBOR	(19,000)
24,446,000	DKK	3/2/2020	CSS (g)	Receive	0.34%	6 Month DKK CIBOR	(28,965)
24,845,000	DKK	3/2/2020	CSS (g)	Receive	0.33%	6 Month DKK CIBOR	(32,453)
7,588,000	DKK	3/6/2020	CSS (g)	Receive	0.36%	6 Month DKK CIBOR	(8,243)
14,403,000	DKK	3/9/2020	CSS (g)	Receive	0.38%	6 Month DKK CIBOR	(14,074)
14,535,000	DKK	3/10/2020	CSS (g)	Receive	0.41%	6 Month DKK CIBOR	(11,048)
16,995,000	DKK	3/20/2020	CSS (g)	Receive	0.37%	6 Month DKK CIBOR	(18,794)
6,709,000	EUR	3/20/2020	CSS (g)	Receive	0.25%	6 Month EURIBOR	(30,319)
6,709,000	EUR	3/20/2020	CSS (g)	Receive	0.25%	6 Month EURIBOR	(31,382)
13,841,000	EUR	3/23/2020	CSS (g)	Receive	0.25%	6 Month EURIBOR	(64,789)
6,789,000	EUR	3/23/2020	CSS (g)	Receive	0.25%	6 Month EURIBOR	(33,644)
9,078,000	EUR	3/24/2020	CSS (g)	Receive	0.24%	6 Month EURIBOR	(45,384)

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
6,910,000	EUR	3/25/2020	CSS (g)	Receive	0.27%	6 Month EURIBOR	$(26,057)
1,490,000	EUR	5/4/2020	CSS (g)	(Pay)	0.26%	6 Month EURIBOR	6,822
2,177,000	EUR	5/14/2020	CSS (g)	(Pay)	0.41%	6 Month EURIBOR	(7,436)
1,096,000	EUR	5/14/2020	CSS (g)	(Pay)	0.41%	6 Month EURIBOR	(3,386)
800,000	EUR	5/18/2020	CSS (g)	(Pay)	0.42%	6 Month EURIBOR	(2,934)
533,000	EUR	5/18/2020	CSS (g)	(Pay)	0.42%	6 Month EURIBOR	(2,100)
688,000	EUR	5/20/2020	CSS (g)	(Pay)	0.41%	6 Month EURIBOR	(2,030)
3,248,000	EUR	5/25/2020	CSS (g)	(Pay)	0.41%	6 Month EURIBOR	(9,294)
1,000,000	EUR	5/25/2020	CSS (g)	(Pay)	0.40%	6 Month EURIBOR	(2,478)
1,000,000	EUR	5/25/2020	CSS (g)	(Pay)	0.40%	6 Month EURIBOR	(2,725)
1,000,000	EUR	5/25/2020	CSS (g)	(Pay)	0.41%	6 Month EURIBOR	(2,834)
1,569,000	EUR	5/28/2020	CSS (g)	(Pay)	0.38%	6 Month EURIBOR	(2,170)
756,000	EUR	6/2/2020	CSS (g)	(Pay)	0.36%	6 Month EURIBOR	(292)
2,520,000	EUR	6/2/2020	CSS (g)	(Pay)	0.36%	6 Month EURIBOR	(832)
854,000	EUR	6/2/2020	CSS (g)	(Pay)	0.35%	6 Month EURIBOR	(1)
503,000	EUR	6/2/2020	CSS (g)	(Pay)	0.36%	6 Month EURIBOR	(305)
3,375,000	EUR	3/19/2025	CSS (g)	Receive	0.61%	6 Month EURIBOR	(83,228)
4,862,000	EUR	3/26/2025	CSS (g)	Receive	0.57%	6 Month EURIBOR	(142,675)
1,719,000	EUR	3/30/2025	CSS (g)	Receive	0.59%	6 Month EURIBOR	(47,722)
1,560,000	EUR	5/8/2025	CSS (g)	(Pay)	0.87%	6 Month EURIBOR	(2,993)
1,056,000	EUR	5/8/2025	CSS (g)	(Pay)	1.41%	6 Month EURIBOR	(2,041)
1,267,000	EUR	5/13/2025	CSS (g)	(Pay)	0.89%	6 Month EURIBOR	(4,466)
1,713,000	EUR	5/14/2025	CSS (g)	(Pay)	0.96%	6 Month EURIBOR	(19,437)
1,260,000	EUR	5/18/2025	CSS (g)	(Pay)	1.00%	6 Month EURIBOR	(19,478)
756,000	EUR	5/18/2025	CSS (g)	(Pay)	0.98%	6 Month EURIBOR	(9,734)
504,000	EUR	5/18/2025	CSS (g)	(Pay)	0.97%	6 Month EURIBOR	(6,056)
1,788,000	EUR	5/19/2025	CSS (g)	(Pay)	1.48%	6 Month EURIBOR	(10,310)
2,520,000	EUR	5/21/2025	CSS (g)	(Pay)	0.91%	6 Month EURIBOR	(14,605)
2,190,000	EUR	3/30/2030	CSS (g)	(Pay)	0.74%	6 Month EURIBOR	131,645
1,133,000	EUR	9/15/2030	CSS (g)	(Pay)	0.78%	6 Month EURIBOR	68,560
2,133,000	EUR	3/16/2035	CSS (g)	(Pay)	1.05%	6 Month EURIBOR	57,226
1,662,000	EUR	3/30/2035	CSS (g)	(Pay)	0.82%	6 Month EURIBOR	142,216
2,175,000	EUR	12/24/2044	CSS (g)	(Pay)	1.96%	6 Month EURIBOR	(128,885)
1,372,000	EUR	12/31/2044	CSS (g)	(Pay)	1.96%	6 Month EURIBOR	(80,465)
5,634,300	EUR	2/11/2045	CSS (g)	(Pay)	0.90%	6 Month EURIBOR	434,004
3,917,600	EUR	3/3/2045	CSS (g)	(Pay)	0.94%	6 Month EURIBOR	436,087
480,000	EUR	3/11/2045	CSS (g)	(Pay)	1.47%	6 Month EURIBOR	1,796
1,964,000	EUR	3/11/2045	CSS (g)	(Pay)	1.50%	6 Month EURIBOR	(523)
1,579,000	EUR	3/11/2045	CSS (g)	(Pay)	1.55%	6 Month EURIBOR	(10,442)
700,000	EUR	3/15/2045	CSS (g)	(Pay)	0.84%	6 Month EURIBOR	90,387
2,411,562	EUR	3/23/2045	CSS (g)	Receive	0.88%	6 Month EURIBOR	(283,551)
627,000	EUR	3/24/2045	CSS (g)	Receive	0.98%	6 Month EURIBOR	(56,207)
602,000	EUR	3/24/2045	CSS (g)	Receive	0.89%	6 Month EURIBOR	(69,671)
2,316,000	EUR	3/30/2045	CSS (g)	Receive	0.86%	6 Month EURIBOR	(286,812)
755,000	EUR	4/15/2045	CSS (g)	Receive	1.06%	6 Month EURIBOR	(50,693)

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
220,000	EUR	4/24/2045	CSS (g)	Receive	0.89%	6 Month EURIBOR	$(25,569)
4,710,000	EUR	5/6/2045	CSS (g)	Receive	1.35%	6 Month EURIBOR	(87,437)
303,000	EUR	5/14/2045	CSS (g)	Receive	1.60%	6 Month EURIBOR	4,083
1,066,000	EUR	5/20/2045	CSS (g)	Receive	1.66%	6 Month EURIBOR	23,104
1,096,000	EUR	5/27/2045	CSS (g)	Receive	1.60%	6 Month EURIBOR	14,873
631,000	EUR	5/27/2045	CSS (g)	Receive	1.61%	6 Month EURIBOR	9,611
714,970	EUR	12/15/2045	CSS (g)	Receive	0.86%	6 Month EURIBOR	(94,494)
1,057,000	EUR	12/15/2045	CSS (g)	Receive	0.76%	6 Month EURIBOR	(168,877)
142,000	EUR	12/16/2045	CSS (g)	Receive	0.85%	6 Month EURIBOR	(19,077)
2,529,000	EUR	2/24/2046	CSS (g)	Receive	1.56%	6 Month EURIBOR	5,076
252,000	EUR	3/16/2046	CSS (g)	Receive	1.08%	6 Month EURIBOR	(18,284)
144,000	EUR	3/23/2046	CSS (g)	Receive	0.90%	6 Month EURIBOR	(18,010)
1,218,000	EUR	3/29/2046	CSS (g)	Receive	0.93%	6 Month EURIBOR	(139,352)
539,280	EUR	10/17/2046	CSS (g)	(Pay)	0.97%	6 Month EURIBOR	33,319
3,635,000	EUR	3/3/2047	CSS (g)	(Pay)	0.97%	6 Month EURIBOR	222,211
917,700	EUR	5/24/2047	CSS (g)	Receive	1.55%	6 Month EURIBOR	3,187
2,027,000	EUR	8/23/2047	CSS (g)	Receive	1.55%	6 Month EURIBOR	7,905
3,995,900	EUR	8/23/2047	CSS (g)	Receive	0.92%	6 Month EURIBOR	(418,195)
2,060,000	EUR	11/22/2047	CSS (g)	Receive	1.55%	6 Month EURIBOR	9,270
1,507,532	EUR	3/16/2056	CSS (g)	Receive	0.89%	6 Month EURIBOR	(239,509)
2,279,000	GBP	3/20/2019	CSS (g)	Receive	1.18%	6 Month GBP LIBOR	(18,835)
15,873,000	GBP	1/21/2025	BCI (g)	(Pay)	1.45%	SONIA Index	546,715
6,601,000	GBP	1/27/2025	BCI (g)	(Pay)	1.56%	SONIA Index	178,097
2,460,000	GBP	3/3/2025	BCI (g)	Receive	2.10%	SONIA Index	23,121
4,156,000	GBP	3/27/2025	BCI (g)	Receive	1.67%	SONIA Index	(83,331)
3,361,000	GBP	4/30/2025	BCI (g)	Receive	2.03%	SONIA Index	11,858
495,000	GBP	5/5/2025	BCI (g)	Receive	2.14%	SONIA Index	5,632
2,216,000	GBP	5/5/2025	BCI (g)	Receive	2.06%	SONIA Index	12,208
2,149,000	GBP	5/6/2025	CSS (g)	Receive	2.14%	SONIA Index	23,320
1,310,000	GBP	5/8/2025	BCI (g)	Receive	2.03%	SONIA Index	4,571
3,574,000	GBP	5/20/2030	BCI (g)	Receive	2.69%	6 Month GBP LIBOR	45,328
447,000	GBP	3/6/2045	BCI (g)	Receive	2.52%	6 Month GBP LIBOR	15,374
587,000	GBP	3/27/2045	BCI (g)	Receive	2.11%	6 Month GBP LIBOR	(16,410)
1,625,000	GBP	5/7/2045	BCI (g)	Receive	2.44%	6 Month GBP LIBOR	34,087
813,000	GBP	5/7/2045	BCI (g)	Receive	2.49%	6 Month GBP LIBOR	22,834
1,212,000	GBP	5/8/2045	BCI (g)	Receive	2.35%	6 Month GBP LIBOR	9,648
462,000	GBP	5/13/2045	BCI (g)	Receive	2.47%	6 Month GBP LIBOR	11,978
797,000	GBP	5/14/2045	BCI (g)	Receive	2.49%	6 Month GBP LIBOR	22,906
75,000	GBP	3/23/2046	BCI (g)	(Pay)	2.05%	6 Month GBP LIBOR	4,328
104,000	GBP	3/23/2046	BCI (g)	Receive	1.94%	6 Month GBP LIBOR	(9,969)
679,000	GBP	3/23/2046	BCI (g)	(Pay)	1.97%	6 Month GBP LIBOR	57,549
12,900,000	MXN	10/9/2024	BCI (g)	Receive	6.10%	TIIE	(4,748)
31,900,000	MXN	10/11/2024	BCI (g)	Receive	6.18%	TIIE	1,771
25,400,000	MXN	10/16/2024	BCI (g)	Receive	6.03%	TIIE	(18,301)
12,700,000	MXN	10/17/2024	BCI (g)	Receive	6.05%	TIIE	(7,893)

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
12,600,000	MXN	10/18/2024	BCI (g)	Receive	6.08%	TIIE	$(5,938)
26,400,000	MXN	10/18/2024	BCI (g)	Receive	6.12%	TIIE	(7,098)
6,200,000	MXN	10/24/2024	BCI (g)	Receive	6.17%	TIIE	(154)
24,800,000	MXN	10/25/2024	BCI (g)	Receive	6.19%	TIIE	1,863
12,119,000	MXN	10/28/2024	BCI (g)	Receive	6.13%	TIIE	(2,825)
19,864,000	MXN	5/8/2025	BCI (g)	(Pay)	6.25%	TIIE	(1,889)
3,800,000	USD	1/29/2023	CSS (g)	(Pay)	2.30%	3 Month USD LIBOR	(87,152)
2,708,000	USD	12/15/2024	CSS (g)	(Pay)	2.33%	3 Month USD LIBOR	(41,721)
3,753,000	USD	5/13/2025	CSS (g)	Receive	2.29%	3 Month USD LIBOR	38,345
14,280,000	USD	8/15/2025	BCI (g)	(Pay)	0.00%	3 Month USD LIBOR	(596,806)
860,000	USD	9/23/2025	CSS (g)	(Pay)	2.48%	3 Month USD LIBOR	(16,057)
606,000	USD	9/23/2025	CSS (g)	(Pay)	2.39%	3 Month USD LIBOR	(6,599)
2,303,000	USD	3/17/2031	CSS (g)	(Pay)	2.58%	3 Month USD LIBOR	(3,047)
680,000	USD	12/16/2034	CSS (g)	(Pay)	2.65%	3 Month USD LIBOR	(13,770)
710,000	USD	1/9/2035	CSS (g)	(Pay)	2.39%	3 Month USD LIBOR	15,618
6,139,000	USD	11/15/2041	CSS (g)	(Pay)	2.51%	3 Month USD LIBOR	106,563
3,530,000	USD	11/15/2041	BCI (g)	(Pay)	2.38%	3 Month USD LIBOR	155,516
3,530,000	USD	11/15/2041	BCI (g)	(Pay)	2.32%	3 Month USD LIBOR	197,056
5,011,000	USD	11/15/2041	CSS (g)	(Pay)	2.44%	3 Month USD LIBOR	156,860
12,048,000	USD	11/15/2041	CSS (g)	(Pay)	2.33%	3 Month USD LIBOR	629,766
5,666,800	USD	2/15/2042	CSS (g)	(Pay)	2.56%	3 Month USD LIBOR	38,082
6,110,000	USD	11/15/2042	CSS (g)	(Pay)	2.61%	3 Month USD LIBOR	(14,511)
10,200,000	USD	2/15/2043	CSS (g)	(Pay)	3.04%	3 Month USD LIBOR	(923,294)
6,110,000	USD	2/15/2044	CSS (g)	(Pay)	2.62%	3 Month USD LIBOR	(13,855)
1,346,000	USD	2/9/2045	CSS (g)	(Pay)	2.18%	3 Month USD LIBOR	126,634
658,000	USD	2/12/2045	CSS (g)	(Pay)	2.46%	3 Month USD LIBOR	20,985
322,000	USD	3/6/2045	CSS (g)	(Pay)	2.61%	3 Month USD LIBOR	193
1,843,000	USD	3/26/2045	JPMF (g)	(Pay)	2.51%	3 Month USD LIBOR	63,143
1,440,000	USD	3/30/2045	CSS (g)	(Pay)	2.63%	3 Month USD LIBOR	35,014
1,111,000	USD	3/31/2045	CSS (g)	Receive	2.37%	3 Month USD LIBOR	(58,667)
1,649,000	USD	5/6/2045	CSS (g)	Receive	2.96%	3 Month USD LIBOR	7,870
1,768,000	USD	5/6/2045	CSS (g)	Receive	2.94%	3 Month USD LIBOR	6,732
606,000	USD	5/7/2045	CSS (g)	Receive	3.01%	3 Month USD LIBOR	6,270
1,514,000	USD	5/15/2045	CSS (g)	Receive	3.20%	3 Month USD LIBOR	51,851
695,000	USD	3/17/2046	CSS (g)	Receive	2.65%	3 Month USD LIBOR	(7,080)

							$(450,013)

						Premiums to (Pay) Receive	$(275,509)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
63,631,152	USD	7/31/2015	DB	1 Month USD LIBOR BBA	Barclays Aggregate Total Return Index	$(172,322)
24,434,367	USD	9/30/2015	DB	1 Month USD LIBOR BBA	Barclays Aggregate Total Return Index	(66,172)
30,000,000	USD	10/30/2015	BCLY	1 Month USD LIBOR BBA	Barclays Aggregate Total Return Index	(83,615)
114,567,041	USD	12/1/2015	BCLY	1 Month USD LIBOR BBA	Barclays Aggregate Total Return Index	—

						$(322,109)

					Premiums to (Pay) Receive	$—

As of May 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BBA - British Bankers Association

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

DKK CIBOR - Copenhagen Interbank Offered Rate denominated in Danish Krone.

CP - Counterparty

EURIBOR - Euro Interbank Offered Rate

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

LIBOR - London Interbank Offered Rate

OTC - Over-the-Counter

SIFMA - Securities Industry and Financial Markets Association

SONIA - Sterling Overnight Interbank Average

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium Interest Rate - Mexico

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

¿	These securities are primarily backed by subprime mortgages.

(a)	Security is backed by U.S. Treasury Bonds.

(b)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(d)	The rate disclosed is the 7 day net yield as of May 31, 2015. Note: Yield rounds to 0.00%.

(e)	The rate shown represents yield-to-maturity.

(f)	Rate rounds to 0.00%.

(g)	Swap was cleared through the CME Group.

Counterparty Abbreviations:

BCI - Barclays Capital Inc

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CSS - Credit Suisse Securities

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

JPMF - J.P. Morgan Futures

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

INR - Indian Rupee

JPY - Japanese Yen

MXN - Mexican Peso

SEK - Swedish Krona

USD - United States Dollar

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 59.0%

		Belgium — 3.5%
		Foreign Government Obligations
EUR	900,000	Belgium Government Bond, Reg S, 4.25%, due 09/28/21	1,234,036
EUR	660,000	Belgium Government Bond, Reg S, 5.00%, due 03/28/35	1,183,660

		Total Belgium	2,417,696

		France — 4.2%
		Foreign Government Obligations
EUR	1,600,000	Government of France, 4.50%, due 04/25/41	2,893,766

		Germany — 4.0%
		Foreign Government Obligations
EUR	1,500,000	Republic of Deutschland, 4.75%, due 07/04/34	2,735,261

		Italy — 17.8%
		Foreign Government Obligations
EUR	5,530,000	Buoni Poliennali Del Tesoro, 3.75%, due 05/01/21	6,958,827
EUR	2,080,000	Buoni Poliennali Del Tesoro, 4.75%, due 05/01/17	2,485,074
EUR	2,130,000	Republic of Italy, Reg S, 4.00%, due 02/01/37	2,820,379

		Total Italy	12,264,280

		Netherlands — 3.1%
		Foreign Government Obligations
EUR	190,000	Netherlands Government Bond, Reg S, 4.00%, due 07/15/19	242,978
EUR	1,130,000	Netherlands Government Bond, 5.50%, due 01/15/28	1,935,562

		Total Netherlands	2,178,540

		Spain — 9.6%
		Foreign Government Obligations
EUR	1,610,000	Government of Spain, 2.10%, due 04/30/17	1,835,086
EUR	2,360,000	Government of Spain, Reg S, 5.50%, due 04/30/21	3,240,789
EUR	1,160,000	Government of Spain, Reg S, 4.20%, due 01/31/37	1,582,215

		Total Spain	6,658,090

		United Kingdom — 16.2%
		Foreign Government Obligations
GBP	2,780,000	United Kingdom Gilt, Reg. S, 1.75%, due 07/22/19	4,352,881
GBP	920,000	United Kingdom Gilt, Reg. S, 1.75%, due 01/22/17	1,434,770
GBP	2,920,000	United Kingdom Gilt, Reg. S, 3.50%, due 01/22/45	5,368,144

		Total United Kingdom	11,155,795

Par Value / Shares / Principal Amount		Description	Value ($)
		United States — 0.6%
		U.S. Government
USD	394,449	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15 (a)(b)	397,007

		TOTAL DEBT OBLIGATIONS (COST $42,687,852)	40,700,435

		MUTUAL FUNDS — 30.8%

		United States
		Affiliated Issuers
	111,902	GMO Debt Opportunities Fund, Class VI	2,793,076
	349,002	GMO Emerging Country Debt Fund, Class IV	3,364,376
	312,000	GMO U.S. Treasury Fund	7,800,000
	471,798	GMO World Opportunity Overlay Fund	7,293,992

		TOTAL MUTUAL FUNDS (COST $18,656,854)	21,251,444

		OPTIONS PURCHASED — 3.4%

		Currency Options — 1.2%
EUR	462,000	EUR Call/USD Put, Expires 07/23/15, Strike 1.16, (OTC) (CP-DB)	1,169
EUR	114,000	EUR Call/USD Put, Expires 08/06/15, Strike 1.15, (OTC) (CP-DB)	441
EUR	529,000	EUR Call/USD Put, Expires 06/19/15, Strike 1.06, (OTC) (CP-GS)	19,958
EUR	757,000	EUR Call/USD Put, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	43,662
EUR	3,694,000	EUR Call/USD Put, Expires 07/21/15, Strike 1.16, (OTC) (CP-DB)	6,828
EUR	274,000	EUR Call/USD Put, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	11,228
EUR	764,000	EUR Call/USD Put, Expires 06/18/15, Strike 1.08, (OTC) (CP-JPM)	18,976
EUR	548,000	EUR Call/USD Put, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	22,457
EUR	234,000	EUR Call/USD Put, Expires 03/23/16, Strike 1.11, (OTC) (CP-JPM)	9,727
EUR	794,000	EUR Call/USD Put, Expires 06/18/15, Strike 1.09, (OTC) (CP-GS)	15,249
EUR	232,000	EUR Call/USD Put, Expires 03/22/16, Strike 1.09, (OTC) (CP-JPM)	11,454
EUR	462,000	EUR Put/USD Call, Expires 07/23/15, Strike 1.16, (OTC) (CP-DB)	28,228
EUR	763,000	EUR Put/USD Call, Expires 10/28/15, Strike 1.07, (OTC) (CP-JPM)	14,053
EUR	1,267,000	EUR Put/USD Call, Expires 10/29/15, Strike 1.07, (OTC) (CP-JPM)	23,452
EUR	76,000	EUR Put/USD Call, One-Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	31,302
EUR	1,539,000	EUR Put/USD Call, Expires 10/22/15, Strike 1.03, (OTC) (CP-JPM)	16,494
EUR	2,114,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-GS)	47,379
EUR	75,000	EUR Put/USD Call, One-Touch Binary Option, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	30,066

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Currency Options — continued
EUR	227,000	EUR Put/USD Call, Expires 06/19/15, Strike 1.01, (OTC) (CP-JPM)	10
EUR	1,510,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	15,690
EUR	529,000	EUR Put/USD Call, Expires 06/19/15, Strike 1.06, (OTC) (CP-GS)	1,235
EUR	757,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	23,883
EUR	1,514,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	18,504
EUR	2,615,000	EUR Put/USD Call, Expires 10/21/15, Strike 1.02, (OTC) (CP-JPM)	21,664
EUR	1,717,000	EUR Put/USD Call, Expires 07/29/15, Strike 1.05, (OTC) (CP-JPM)	10,922
EUR	794,000	EUR Put/USD Call, Expires 06/18/15, Strike 1.09, (OTC) (CP-GS)	5,743
EUR	234,000	EUR Put/USD Call, Expires 03/23/16, Strike 1.11, (OTC) (CP-JPM)	10,077
EUR	274,000	EUR Put/USD Call, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	4,830
EUR	764,000	EUR Put/USD Call, Expires 06/18/15, Strike 1.08, (OTC) (CP-JPM)	3,795
EUR	548,000	EUR Put/USD Call, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	9,660
EUR	232,000	EUR Put/USD Call, Expires 03/22/16, Strike 1.09, (OTC) (CP-JPM)	8,644
EUR	114,000	EUR Put/USD Call, Expires 08/06/15, Strike 1.15, (OTC) (CP-DB)	6,749
EUR	1,836,000	EUR Put/USD Call, Expires 02/04/16, Strike 1.03, (OTC) (CP-GS)	31,165
EUR	76,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/24/16, Strike 1.10, (OTC) (CP-DB)	31,719
EUR	53,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	22,120
EUR	23,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	9,599
GBP	326,000	GBP Call/USD Put, Expires 08/20/15, Strike 1.54, (OTC) (CP-JPM)	5,231
GBP	1,400,000	GBP Call/USD Put, Expires 11/16/15, Strike 1.56, (OTC) (CP-GS)	26,922
GBP	163,000	GBP Call/USD Put, Expires 08/20/15, Strike 1.55, (OTC) (CP-JPM)	2,455
GBP	163,000	GBP Put/USD Call, Expires 08/20/15, Strike 1.55, (OTC) (CP-JPM)	5,457
GBP	326,000	GBP Put/USD Call, Expires 08/20/15, Strike 1.54, (OTC) (CP-JPM)	10,452
GBP	1,599,000	GBP Put/USD Call, Expires 07/09/15, Strike 1.43, (OTC) (CP-JPM)	777
USD	564,000	USD Call/BRL Put, Expires 03/22/16, Strike 3.56, (OTC) (CP-JPM)	31,369
USD	225,333	USD Call/BRL Put, Expires 03/22/16, Strike 3.55, (OTC) (CP-JPM)	12,693
USD	342,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	12,777

Principal Amount		Description	Value ($)
		Currency Options — continued
USD	342,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	12,134
USD	564,000	USD Call/CHF Put, Expires 06/22/15, Strike 0.97, (OTC) (CP-GS)	1,331
USD	553,000	USD Call/JPY Put, Expires 06/01/15, Strike 119.32, (OTC) (CP-GS)	21,381
USD	564,000	USD Put/BRL Call, Expires 03/22/16, Strike 3.56, (OTC) (CP-JPM)	40,544
USD	225,333	USD Put/BRL Call, Expires 03/22/16, Strike 3.55, (OTC) (CP-JPM)	15,910
USD	664,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	26,313
USD	342,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	15,645
USD	342,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	16,545
USD	564,000	USD Put/CHF Call, Expires 06/22/15, Strike 0.97, (OTC) (CP-GS)	21,320
USD	553,000	USD Put/JPY Call, Expires 06/01/15, Strike 119.32, (OTC) (CP-GS)	—

		Total Currency Options	867,388

		Options on Interest Rate Swaps — 2.2%
EUR	305,000	EUR Swaption Call, Expires 07/13/15, Strike 0.98%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 305,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.98%, maturing on 07/15/45. (OTC) (CP-MSCI)	1,736
EUR	604,000	EUR Swaption Put, Expires 10/13/16, Strike 1.90%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 604,000 EUR in which it will pay a rate of 1.90% and will receive 6 month EURIBOR, maturing on 10/17/46. (OTC) (CP-GS)	17,120
EUR	954,000	EUR Swaption Put, Expires 08/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 954,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 08/23/47. (OTC) (CP-MSCI)	45,636
EUR	1,880,000	EUR Swaption Put, Expires 12/16/16, Strike 1.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,880,000 EUR in which it will pay a rate of 1.93% and will receive 6 month EURIBOR, maturing on 12/22/46. (OTC) (CP-GS)	55,393
EUR	2,844,000	EUR Swaption Put, Expires 03/06/18, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 2,844,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 03/08/48. (OTC) (CP-GS)	103,821

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
EUR	305,000	EUR Swaption Put, Expires 07/13/15, Strike 0.98%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 305,000 EUR in which it will pay a rate of 0.98% and will receive 6 month EURIBOR, maturing on 07/15/45. (OTC) (CP-MSCI)	28,229
EUR	604,000	EUR Swaption Put, Expires 11/20/15, Strike 1.28%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 604,000 EUR in which it will pay a rate of 1.28% and will receive 6 month EURIBOR, maturing on 11/24/25. (OTC) (CP-MSCI)	38,541
EUR	945,000	EUR Swaption Put, Expires 03/16/18, Strike 1.70%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 945,000 EUR in which it will pay a rate of 1.70% and will receive 6 month EURIBOR, maturing on 03/21/48. (OTC) (CP-MSCI)	48,871
EUR	1,498,000	EUR Swaption Put, Expires 02/22/16, Strike 1.56%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,498,000 EUR in which it will pay a rate of 1.56% and will receive 6 month EURIBOR, maturing on 02/24/46. (OTC) (CP-GS)	77,820
EUR	477,000	EUR Swaption Put, Expires 03/19/18, Strike 1.70%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 477,000 EUR in which it will pay a rate of 1.70% and will receive 6 month EURIBOR, maturing on 03/21/48. (OTC) (CP-MSCI)	24,703
EUR	1,500,000	EUR Swaption Put, Expires 06/01/16, Strike 1.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,500,000 EUR in which it will pay a rate of 1.93% and will receive 6 month EURIBOR, maturing on 06/03/46. (OTC) (CP-GS)	31,895
EUR	1,511,000	EUR Swaption Put, Expires 07/07/16, Strike 1.99%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,511,000 EUR in which it will pay a rate of 1.99% and will receive 6 month EURIBOR, maturing on 07/11/46. (OTC) (CP-GS)	31,166
EUR	1,126,000	EUR Swaption Put, Expires 03/01/17, Strike 1.88%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,126,000 EUR in which it will pay a rate of 1.88% and will receive 6 month EURIBOR, maturing on 03/03/47. (OTC) (CP-GS)	38,170

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
EUR	954,000	EUR Swaption Put, Expires 02/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 954,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 02/22/47. (OTC) (CP-MSCI)	39,227
EUR	954,000	EUR Swaption Put, Expires 11/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 954,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 11/22/47. (OTC) (CP-MSCI)	48,487
EUR	954,000	EUR Swaption Put, Expires 05/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 954,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 05/24/47. (OTC) (CP-MSCI)	42,379
EUR	1,845,000	EUR Swaption Put, Expires 02/01/17, Strike 2.03%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,845,000 EUR in which it will pay a rate of 2.03% and will receive 6 month EURIBOR, maturing on 02/03/47. (OTC) (CP-GS)	49,942
GBP	1,136,000	GBP Swaption Call, Expires 03/23/16, Strike 1.97%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,136,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 1.97%, maturing on 03/23/46. (OTC) (CP-GS)	81,922
GBP	1,259,000	GBP Swaption Put, Expires 02/17/17, Strike 2.95%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,259,000 GBP in which it will pay a rate of 2.95% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-MSCI)	55,705
GBP	4,721,000	GBP Swaption Put, Expires 03/20/17, Strike 2.89%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 4,721,000 GBP in which it will pay a rate of 2.89% and will receive 6 month GBP LIBOR, maturing on 03/22/47. (OTC) (CP-GS)	150,502
GBP	1,065,000	GBP Swaption Put, Expires 05/19/17, Strike 2.91%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,065,000 GBP in which it will pay a rate of 2.91% and will receive 6 month GBP LIBOR, maturing on 05/19/47. (OTC) (CP-GS)	34,197

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
GBP	1,136,000	GBP Swaption Put, Expires 03/23/16, Strike 1.97%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,136,000 GBP in which it will pay a rate of 1.97% and will receive 6 month GBP LIBOR, maturing on 03/23/46. (OTC) (CP-GS)	181,594
USD	2,193,000	USD Swaption Call, Expires 03/11/16, Strike 2.75%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 2,193,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.75%, maturing on 03/17/46. (OTC) (CP-GS)	47,270
USD	1,128,000	USD Swaption Call, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,128,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.15%, maturing on 09/23/25. (OTC) (CP-JPM)	13,931
USD	564,000	USD Swaption Call, Expires 09/21/15, Strike 2.40%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 564,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.40%, maturing on 09/23/45. (OTC) (CP-JPM)	11,874
USD	564,000	USD Swaption Call, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 564,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.15%, maturing on 09/23/25. (OTC) (CP-JPM)	6,914
USD	284,000	USD Swaption Call, Expires 09/23/15, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 284,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.39%, maturing on 09/25/45. (OTC) (CP-JPM)	5,737
USD	2,193,000	USD Swaption Put, Expires 03/11/16, Strike 2.75%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 2,193,000 USD in which it will pay a rate of 2.75% and will receive 3 month USD LIBOR, maturing on 03/17/46. (OTC) (CP-GS)	74,093
USD	564,000	USD Swaption Put, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 564,000 USD in which it will pay a rate of 2.15% and will receive 3 month USD LIBOR, maturing on 09/23/25. (OTC) (CP-JPM)	13,519
USD	564,000	USD Swaption Put, Expires 09/21/15, Strike 2.40%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 564,000 USD in which it will pay a rate of 2.40% and will receive 3 month USD LIBOR, maturing on 09/23/45. (OTC) (CP-JPM)	41,962

Principal Amount / Shares / Par Value ($)		Description	Value ($)
		Options on Interest Rate Swaps — continued
USD	1,128,000	USD Swaption Put, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,128,000 USD in which it will pay a rate of 2.15% and will receive 3 month USD LIBOR, maturing on 09/23/25. (OTC) (CP-JPM)	26,881
USD	284,000	USD Swaption Put, Expires 09/23/15, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 284,000 USD in which it will pay a rate of 2.39% and will receive 3 month USD LIBOR, maturing on 09/25/45. (OTC) (CP-JPM)	21,994

		Total Options on Interest Rate Swaps	1,491,231

		TOTAL OPTIONS PURCHASED (COST $2,840,808)	2,358,619

		SHORT-TERM INVESTMENTS — 9.7%

		Money Market Funds — 1.0%
	649,269	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (c)	649,269

		U.S. Government — 8.7%
	1,000,000	U.S. Treasury Bill, 0.00%, due 08/06/15 (a)(d)(e)	1,000,000
	5,000,000	U.S. Treasury Bill, 0.02%, due 10/22/15 (a)(d)	4,999,555

		TOTAL SHORT-TERM INVESTMENTS (COST $6,647,380)	6,648,824

		TOTAL INVESTMENTS — 102.9% (Cost $70,832,894)	70,959,322
		Other Assets and Liabilities (net) — (2.9%)	(2,013,068)

		TOTAL NET ASSETS — 100.0%	$68,946,254

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

A summary of outstanding financial instruments at May 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/02/2015	BCLY	BRL	2,465,000	USD	789,161	$15,537
06/02/2015	GS	BRL	2,093,000	USD	676,681	19,807
07/02/2015	BCLY	BRL	419,000	USD	130,562	472
02/17/2016	GS	CHF	3,349,800	USD	3,632,671	26,343
03/03/2016	GS	CHF	307,500	USD	314,289	(17,016)
06/22/2015	BOA	EUR	7,399,677	USD	7,971,013	(158,140)
06/22/2015	DB	EUR	7,630,307	USD	8,229,646	(152,873)
06/22/2015	GS	EUR	8,589,678	USD	9,296,695	(139,773)
06/22/2015	JPM	EUR	7,398,567	USD	7,965,445	(162,489)
07/23/2015	DB	EUR	2,047,000	USD	2,147,917	(101,868)
07/31/2015	GS	EUR	864,000	USD	982,022	32,320
07/31/2015	JPM	EUR	7,427,589	USD	8,484,534	320,187
10/23/2015	JPM	EUR	4,597,000	USD	4,957,343	(102,519)
10/26/2015	JPM	EUR	1,214,000	USD	1,342,834	6,530
10/30/2015	JPM	EUR	231,000	USD	264,906	10,617
11/02/2015	JPM	EUR	581,000	USD	661,573	21,964
11/16/2015	JPM	EUR	4,164,000	USD	4,783,887	198,744
02/08/2016	GS	EUR	513,000	USD	554,924	(10,977)
02/09/2016	DB	EUR	221,000	USD	239,233	(4,563)
02/17/2016	GS	EUR	214,000	USD	231,569	(4,546)
03/14/2016	GS	EUR	1,404,000	USD	1,500,876	(49,235)
03/14/2016	JPM	EUR	692,000	USD	751,076	(12,939)
03/16/2016	JPM	EUR	681,000	USD	728,670	(23,243)
03/27/2017	DB	EUR	30,000	USD	32,910	(694)
11/07/2017	GS	EUR	1,404,000	USD	1,541,522	(49,321)
07/09/2015	GS	GBP	345,000	USD	505,056	(22,099)
07/13/2015	JPM	GBP	485,000	USD	730,029	(11,023)
07/27/2015	BOA	GBP	2,127,453	USD	3,334,038	83,727
07/27/2015	GS	GBP	2,127,773	USD	3,332,646	81,846
07/27/2015	MSCI	GBP	2,127,774	USD	3,329,892	79,091
11/18/2015	GS	GBP	1,489,000	USD	2,177,663	(95,583)
12/18/2015	GS	GBP	717,000	USD	1,048,684	(45,814)
08/13/2015	BCLY	INR	56,954,000	USD	877,112	(1,995)
06/26/2015	GS	JPY	218,452,000	USD	1,826,967	66,312
06/26/2015	JPM	JPY	131,048,720	USD	1,079,919	23,707
06/11/2015	BOA	SEK	2,668,524	USD	309,255	(3,763)
06/11/2015	DB	SEK	2,668,123	USD	309,025	(3,946)
06/11/2015	GS	SEK	2,668,523	USD	309,165	(3,853)
06/02/2015	BCLY	USD	801,187	BRL	2,465,000	(27,563)
06/02/2015	GS	USD	683,864	BRL	2,093,000	(26,990)
06/11/2015	DB	USD	70,380	SEK	620,000	2,347
06/11/2015	GS	USD	898,199	SEK	7,385,170	(31,917)
06/22/2015	BOA	USD	452,451	EUR	420,021	8,976
06/22/2015	DB	USD	2,381,506	EUR	2,190,000	24,390
06/22/2015	GS	USD	452,496	EUR	420,021	8,932
06/22/2015	JPM	USD	452,135	EUR	419,958	9,223
06/23/2015	JPM	USD	111,925	EUR	106,000	4,526
06/26/2015	GS	USD	3,440,010	JPY	414,531,283	(99,015)
07/13/2015	JPM	USD	1,112,893	GBP	740,000	17,784
07/23/2015	DB	USD	4,649,181	EUR	4,170,000	(66,081)
07/23/2015	GS	USD	1,652,024	EUR	1,485,000	(19,913)
07/23/2015	JPM	USD	434,030	EUR	408,000	14,388
07/27/2015	BOA	USD	173,233	GBP	110,540	(4,350)
07/27/2015	GS	USD	173,161	GBP	110,557	(4,253)
07/27/2015	MSCI	USD	173,018	GBP	110,557	(4,109)
07/31/2015	JPM	USD	8,444,026	EUR	7,427,589	(279,678)
08/13/2015	BCLY	USD	1,215,796	INR	78,741,000	(399)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/23/2015	JPM	USD	5,225,755	EUR	4,776,000	$31,129
10/26/2015	JPM	USD	810,523	EUR	694,000	(46,606)
10/30/2015	JPM	USD	395,545	EUR	347,000	(13,561)
11/02/2015	JPM	USD	660,373	EUR	581,000	(20,764)
11/16/2015	JPM	USD	1,837,767	EUR	1,716,000	51,787
11/18/2015	GS	USD	683,244	GBP	463,000	23,614
12/18/2015	GS	USD	360,439	GBP	246,000	15,079
02/08/2016	GS	USD	546,089	EUR	513,000	19,812
02/09/2016	DB	USD	18,375	EUR	17,000	378
02/17/2016	GS	USD	1,392,808	CHF	1,313,000	20,740
03/14/2016	GS	USD	855,534	EUR	802,000	29,929
03/14/2016	JPM	USD	734,350	EUR	692,000	29,664
03/16/2016	JPM	USD	730,475	EUR	681,000	21,438
03/24/2016	JPM	USD	23,435	BRL	83,662	465
03/29/2016	GS	USD	26,302	EUR	24,000	208
11/07/2017	GS	USD	1,549,595	EUR	1,404,000	41,248

						$(460,210)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
12	Australian Government Bond 10 Yr.	June 2015	$1,178,922	$(10,756)
15	Australian Government Bond 3 Yr.	June 2015	1,283,311	(2,528)
18	Canadian Government Bond 10 Yr.	September 2015	2,039,402	31,374
29	Euro BOBL	June 2015	4,103,963	(26,463)
17	Euro Bund	June 2015	2,902,049	(52,680)
25	OATs	June 2015	4,187,543	(84,545)
36	U.S. Ultra Bond(CBT)	September 2015	5,770,125	40,192
14	UK Gilt Long Bond	September 2015	2,520,637	18,600

			$23,985,952	$(86,806)

Sales
2	Euro BUXL Bond 30 Yr.	June 2015	$355,893	$(9,254)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Written Options

Currency Options

Principal Amount		Expiration Date	Description	Premiums	Market Value
Call EUR	227,000	06/19/2015	EUR Call/USD Put, Strike 1.10 (OTC) (CP-JPM)	$2,025	$(2,696)
Call EUR	76,000	02/24/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.21 (OTC) (CP-DB)	25,863	(13,773)
Call EUR	53,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19 (OTC) (CP-JPM)	7,673	(13,534)
Call EUR	23,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19 (OTC) (CP-JPM)	3,219	(5,684)
Call EUR	1,510,000	03/10/2016	EUR Call/USD Put, Strike 1.14 (OTC) (CP-JPM)	22,931	(36,029)
Call EUR	1,514,000	03/14/2016	EUR Call/USD Put, Strike 1.15 (OTC) (CP-JPM)	21,837	(31,110)
Call EUR	76,000	03/31/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19 (OTC) (CP-JPM)	12,235	(21,285)
Call EUR	75,000	06/03/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.18 (OTC) (CP-JPM)	15,307	(25,535)
Call GBP	1,599,000	07/09/2015	GBP Call/USD Put, Strike 1.57 (OTC) (CP-JPM)	21,061	(5,391)

				$132,151	$(155,037)

Written Options on Interest Rate Swaps

Principal Amount		Expiration Date	Description	Premiums	Market Value
Call EUR	457,000	07/13/2015	EUR Swaption Call, Expires 07/13/2015, Strike 0.64%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 457,000 EUR in which it will pay a rate of 0.64% and will receive 6 month EURIBOR, maturing on 07/15/25. (OTC) (CP-MSCI)	$5,969	$(774)
Put EUR	457,000	07/13/2015	EUR Swaption Put, Expires 07/13/2015, Strike 0.64%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 457,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.64%, maturing on 07/15/25. (OTC) (CP-MSCI)	5,969	(11,668)
Put EUR	604,000	11/20/2015	EUR Swaption Put, Expires 11/20/2015, Strike 0.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 604,000 EUR in which it will pay a 6 month EURIBOR and will receive a rate of 0.81%, maturing on 11/24/25. (OTC) (CP-MSCI)	8,622	(14,913)
Call EUR	571,875	12/14/2015	EUR Swaption Call, Expires 12/14/2015, Strike 0.69%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 571,875 EUR in which it will pay a rate 0.69% and will receive 6 month EURIBOR, maturing on 12/16/25. (OTC) (CP-MSCI)	11,842	(5,037)
Put EUR	571,875	12/14/2015	EUR Swaption Put, Expires 12/14/2015, Strike 0.69%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 571,875 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.69%, maturing on 12/16/25. (OTC) (CP-MSCI)	11,842	(19,839)
Call EUR	1,500,000	06/01/2016	EUR Swaption Call, Expires 06/01/2016, Strike 0.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,500,000 EUR in which it will pay a rate of 0.93% and will receive 6 month EURIBOR, maturing on 06/03/46. (OTC) (CP-GS)	44,311	(30,783)
Call EUR	1,511,000	07/07/2016	EUR Swaption Call, Expires 07/07/2016, Strike 0.99%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,511,000 EUR in which it will pay a rate of 0.99% and will receive 6 month EURIBOR, maturing on 07/07/46. (OTC) (CP-GS)	40,322	(36,747)
Call EUR	477,000	05/18/2017	EUR Swaption Call, Expires 05/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 477,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 05/24/47. (OTC) (CP-MSCI)	15,450	(22,495)

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Written Options on Interest Rate Swaps — continued

Principal Amount		Expiration Date	Description	Premiums	Market Value
Call EUR	954,000	08/18/2017	EUR Swaption Call, Expires 08/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 954,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 08/18/47. (OTC) (CP-MSCI)	$35,559	$(48,386)
Call EUR	954,000	11/18/2017	EUR Swaption Call, Expires 11/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 954,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 11/18/47.(OTC) (CP-MSCI)	37,407	(51,586)
Call EUR	2,844,000	03/06/2018	EUR Swaption Call, Expires 03/06/2018, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 2,844,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 03/08/48. (OTC) (CP-GS)	94,732	(133,529)
Call GBP	1,259,000	02/17/2017	GBP Swaption Call, Expires 02/17/2017, Strike 1.95%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,259,000 GBP in which it will pay a rate of 1.95% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-MSCI)	68,828	(81,252)
Call GBP	4,721,000	03/20/2017	GBP Swaption Call, Expires 03/20/2017, Strike 1.89%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 4,721,000 GBP in which it will pay a rate of 1.89% and will receive 6 month GBP LIBOR, maturing on 03/20/47. (OTC) (CP-GS)	250,410	(230,610)
Call GBP	1,065,000	05/19/2017	GBP Swaption Call, Expires 05/19/2017, Strike 1.91%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,065,000 GBP in which it will pay a rate of 1.91% and will receive 6 month GBP LIBOR, maturing on 05/19/47. (OTC) (CP-GS)	59,289	(55,166)

				$690,552	$(742,785)

Swap Contracts

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
1,093,000	USD	2/13/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	$5,852
543,000	USD	2/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	1,950
557,000	USD	3/5/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	1,283
528,000	USD	3/12/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	609
1,251,000	USD	3/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	2,744

						$12,438

					Premiums to (Pay) Receive	$—

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
53,926,000	JPY	1/19/2016	1/19/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(149)
54,302,000	JPY	1/22/2016	1/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(144)
54,302,000	JPY	1/25/2016	1/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(140)
54,302,000	JPY	1/26/2016	1/26/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(140)
54,302,000	JPY	1/28/2016	1/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(141)
54,302,000	JPY	2/1/2016	2/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(142)
54,302,000	JPY	2/2/2016	2/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(139)
54,302,000	JPY	2/5/2016	2/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(138)
54,302,000	JPY	2/8/2016	2/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(132)
54,302,000	JPY	2/9/2016	2/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(131)
448,526,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,366)
450,933,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,409)
243,412,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,908)
97,954,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(73)
97,954,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(51)
97,954,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(80)
97,954,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(74)
97,954,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(79)
59,358,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	11
59,358,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	9
59,358,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	35
59,358,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	11
59,358,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	11
90,136,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(289)
90,136,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(293)
90,136,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(283)
90,136,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(283)
90,136,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(291)
75,203,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	56
75,203,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	58
75,203,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	60
75,203,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	62
75,203,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	60
75,203,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(51)
75,203,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(50)
75,203,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(50)
75,203,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(50)
75,203,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(52)
90,243,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(266)
90,243,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(267)
90,243,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(266)
90,243,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(266)
90,243,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(268)
59,358,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	8
59,358,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	7

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
59,358,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$7
59,358,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	5
59,358,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	7
59,159,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(210)
97,954,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(66)
97,954,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(68)
97,954,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(71)
97,954,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(54)
59,159,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(212)
97,954,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(67)
59,159,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(211)
59,159,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(213)
59,159,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(215)
36,825,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(373)
36,825,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(372)
36,825,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(372)
36,825,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(371)
36,825,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(370)
36,825,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(368)
36,825,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(370)
36,825,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(368)
36,825,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(367)
36,825,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(366)
28,343,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(324)
28,343,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(325)
28,343,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(325)
28,343,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(323)
28,343,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(324)
28,343,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(324)
28,343,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(324)
28,343,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(324)
28,343,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(322)
28,343,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(322)
28,343,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(323)
28,343,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(323)
221,270,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,789)
207,120,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,663)
28,343,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(320)
28,343,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(320)
28,343,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(320)
28,343,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(320)
28,343,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(319)
28,343,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(319)
28,343,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(320)
28,343,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(320)
51,308,000	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(842)

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
51,308,000	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(838)
51,308,000	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(838)
51,308,000	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(837)
51,308,000	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(839)
51,308,000	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(831)
51,308,000	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(830)
51,308,000	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(830)
51,308,000	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(826)
51,308,000	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(825)
56,687,000	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(984)
56,687,000	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(985)
56,687,000	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(980)
56,687,000	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(980)
56,687,000	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(978)
70,822,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,556)
70,822,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,558)
70,822,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,554)
70,822,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,553)
70,822,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,553)
70,822,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,556)
71,281,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,971)
71,281,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,970)
71,281,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,970)
71,281,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,975)
71,281,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,970)
71,281,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,972)
56,687,000	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,760)
56,687,000	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,765)
56,687,000	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,763)
56,687,000	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,763)
56,687,000	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,766)
56,687,000	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,770)
9,775,000	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(7,985)
56,687,000	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,768)
5,260,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(7,275)
56,687,000	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,768)
56,687,000	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,774)
56,687,000	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,769)
3,374,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(7,733)
64,702,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,782)
64,702,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,783)
64,702,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,787)
3,615,000	EUR	3/16/2017	3/16/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(15,637)
64,702,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,785)
64,702,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,787)
64,702,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,788)

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
64,702,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(1,796)
64,702,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,788)
64,702,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,405)
64,702,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,407)
64,702,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,408)
64,702,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,410)
64,702,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,411)
64,702,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,412)
64,702,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,416)
44,830,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(548)
44,830,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(550)
44,830,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(551)
44,830,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(554)
44,830,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(554)
44,830,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(554)
44,830,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(559)
44,830,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(560)
7,902,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	11,282
4,861,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	16,318
3,979,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	14,930
4,533,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	10,110
2,335,000	EUR	1/30/2020	1/30/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	6,779
6,020,000	EUR	2/3/2020	2/3/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	21,000
2,385,000	EUR	2/11/2020	2/11/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	6,506
596,000	EUR	3/13/2020	3/13/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(4,244)

							$(68,642)

						Premiums to (Pay) Receive	$(150,224)

[1]	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.58)% to (0.81)%.
[2]	For EURIBOR, Fund receives 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (0.44)%.

Inflation Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
245,000	GBP	2/19/2020	GS	Receive	2.69%	U.K. Retail Price Index	$(92)
403,000	GBP	3/27/2020	GS	(Pay)	2.73%	U.K. Retail Price Index	(1,166)
245,000	GBP	2/19/2025	GS	(Pay)	2.92%	U.K. Retail Price Index	(3,330)
403,000	GBP	3/27/2025	GS	Receive	3.01%	U.K. Retail Price Index	2,530

							$(2,058)

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
3,890,000	EUR	11/28/2016	CSS (f)	Receive	0.10%	6 Month EURIBOR	$5,851
682,000	GBP	3/20/2019	CSS (f)	Receive	1.18%	6 Month GBP LIBOR	(5,636)
7,152,000	DKK	2/25/2020	CSS (f)	Receive	0.39%	6 Month DKK CIBOR	(6,098)
4,066,000	DKK	2/27/2020	CSS (f)	Receive	0.32%	6 Month DKK CIBOR	(5,284)
7,242,000	DKK	3/2/2020	CSS (f)	Receive	0.34%	6 Month DKK CIBOR	(8,581)
7,414,000	DKK	3/2/2020	CSS (f)	Receive	0.33%	6 Month DKK CIBOR	(9,684)
2,323,000	DKK	3/6/2020	CSS (f)	Receive	0.36%	6 Month DKK CIBOR	(2,524)
4,179,000	DKK	3/9/2020	CSS (f)	Receive	0.38%	6 Month DKK CIBOR	(4,084)
4,417,000	DKK	3/10/2020	CSS (f)	Receive	0.41%	6 Month DKK CIBOR	(3,357)
5,693,000	DKK	3/20/2020	CSS (f)	Receive	0.37%	6 Month DKK CIBOR	(6,296)
2,017,000	EUR	3/20/2020	CSS (f)	Receive	0.25%	6 Month EURIBOR	(9,115)
2,017,000	EUR	3/20/2020	CSS (f)	Receive	0.25%	6 Month EURIBOR	(9,435)
4,138,000	EUR	3/23/2020	CSS (f)	Receive	0.25%	6 Month EURIBOR	(19,370)
2,035,000	EUR	3/23/2020	CSS (f)	Receive	0.25%	6 Month EURIBOR	(10,085)
2,795,000	EUR	3/24/2020	CSS (f)	Receive	0.24%	6 Month EURIBOR	(13,973)
2,064,000	EUR	3/25/2020	CSS (f)	Receive	0.27%	6 Month EURIBOR	(7,783)
482,000	EUR	5/4/2020	CSS (f)	(Pay)	0.26%	6 Month EURIBOR	2,207
736,000	EUR	5/14/2020	CSS (f)	(Pay)	0.41%	6 Month EURIBOR	(2,514)
330,000	EUR	5/14/2020	CSS (f)	(Pay)	0.41%	6 Month EURIBOR	(1,019)
303,000	EUR	5/18/2020	CSS (f)	(Pay)	0.42%	6 Month EURIBOR	(1,111)
202,000	EUR	5/18/2020	CSS (f)	(Pay)	0.42%	6 Month EURIBOR	(796)
166,000	EUR	5/20/2020	CSS (f)	(Pay)	0.41%	6 Month EURIBOR	(490)
960,000	EUR	5/25/2020	CSS (f)	(Pay)	0.41%	6 Month EURIBOR	(2,747)
295,000	EUR	5/25/2020	CSS (f)	(Pay)	0.40%	6 Month EURIBOR	(731)
295,000	EUR	5/25/2020	CSS (f)	(Pay)	0.40%	6 Month EURIBOR	(804)
295,000	EUR	5/25/2020	CSS (f)	(Pay)	0.41%	6 Month EURIBOR	(836)
424,000	EUR	5/28/2020	CSS (f)	(Pay)	0.38%	6 Month EURIBOR	(587)
223,000	EUR	6/2/2020	CSS (f)	(Pay)	0.36%	6 Month EURIBOR	(86)
744,000	EUR	6/2/2020	CSS (f)	(Pay)	0.36%	6 Month EURIBOR	(246)
254,000	EUR	6/2/2020	CSS (f)	(Pay)	0.35%	6 Month EURIBOR	—
148,000	EUR	6/2/2020	CSS (f)	(Pay)	0.36%	6 Month EURIBOR	(90)
4,200,000	MXN	10/9/2024	BCI (f)	Receive	6.10%	TIIE	(1,546)
10,000,000	MXN	10/11/2024	BCI (f)	Receive	6.18%	TIIE	555
8,000,000	MXN	10/16/2024	BCI (f)	Receive	6.03%	TIIE	(5,764)
4,000,000	MXN	10/17/2024	BCI (f)	Receive	6.05%	TIIE	(2,486)
4,000,000	MXN	10/18/2024	BCI (f)	Receive	6.08%	TIIE	(1,885)
5,700,000	MXN	10/18/2024	BCI (f)	Receive	6.12%	TIIE	(1,533)
2,000,000	MXN	10/24/2024	BCI (f)	Receive	6.17%	TIIE	(50)
8,000,000	MXN	10/25/2024	BCI (f)	Receive	6.19%	TIIE	601
3,602,000	MXN	10/28/2024	BCI (f)	Receive	6.13%	TIIE	(840)
222,000	AUD	11/6/2024	BCI (f)	Receive	4.35%	6 Month AUD BBSW	5,833
1,900,000	AUD	11/7/2024	BCI (f)	Receive	4.31%	6 Month AUD BBSW	47,741
2,100,000	AUD	11/13/2024	BCI (f)	Receive	4.31%	6 Month AUD BBSW	52,342
803,000	USD	12/15/2024	CSS (f)	(Pay)	2.33%	3 Month USD LIBOR	(12,371)
4,651,000	GBP	1/21/2025	BCI (f)	(Pay)	1.45%	SONIA Index	160,195
1,966,000	GBP	1/27/2025	BCI (f)	(Pay)	1.56%	SONIA Index	53,043
665,000	GBP	3/3/2025	BCI (f)	Receive	2.10%	SONIA Index	6,250

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
1,016,000	EUR	3/19/2025	CSS (f)	Receive	0.61%	6 Month EURIBOR	$(25,055)
1,459,000	EUR	3/26/2025	CSS (f)	Receive	0.57%	6 Month EURIBOR	(42,814)
1,182,000	GBP	3/27/2025	BCI (f)	Receive	1.67%	SONIA Index	(23,700)
522,000	EUR	3/30/2025	CSS (f)	Receive	0.59%	6 Month EURIBOR	(14,491)
1,050,000	GBP	4/30/2025	BCI (f)	Receive	2.03%	SONIA Index	3,704
154,000	GBP	5/5/2025	BCI (f)	Receive	2.14%	SONIA Index	1,752
659,000	GBP	5/5/2025	BCI (f)	Receive	2.06%	SONIA Index	3,630
669,000	GBP	5/6/2025	CSS (f)	Receive	2.14%	SONIA Index	7,260
859,000	AUD	5/7/2025	BCI (f)	Receive	3.76%	6 Month AUD BBSW	4,433
1,083,000	AUD	5/8/2025	BCI (f)	Receive	3.78%	6 Month AUD BBSW	6,348
551,000	AUD	5/8/2025	BCI (f)	Receive	3.80%	6 Month AUD BBSW	3,533
381,000	GBP	5/8/2025	BCI (f)	Receive	2.03%	SONIA Index	1,329
6,524,000	MXN	5/8/2025	BCI (f)	(Pay)	6.25%	TIIE	(620)
716,000	EUR	5/8/2025	CSS (f)	(Pay)	0.87%	6 Month EURIBOR	(1,373)
175,000	EUR	5/8/2025	CSS (f)	(Pay)	1.41%	6 Month EURIBOR	(338)
628,000	AUD	5/11/2025	BCI (f)	Receive	3.71%	6 Month AUD BBSW	2,256
374,000	EUR	5/13/2025	CSS (f)	(Pay)	0.89%	6 Month EURIBOR	(1,318)
1,130,000	USD	5/13/2025	CSS (f)	Receive	2.29%	3 Month USD LIBOR	11,545
497,000	EUR	5/14/2025	CSS (f)	(Pay)	0.96%	6 Month EURIBOR	(5,639)
370,000	EUR	5/18/2025	CSS (f)	(Pay)	1.00%	6 Month EURIBOR	(5,720)
222,000	EUR	5/18/2025	CSS (f)	(Pay)	0.98%	6 Month EURIBOR	(2,859)
148,000	EUR	5/18/2025	CSS (f)	(Pay)	0.97%	6 Month EURIBOR	(1,778)
550,000	EUR	5/19/2025	CSS (f)	(Pay)	1.48%	6 Month EURIBOR	(3,171)
740,000	EUR	5/21/2025	CSS (f)	(Pay)	0.91%	6 Month EURIBOR	(4,289)
182,000	USD	9/23/2025	CSS (f)	(Pay)	2.39%	3 Month USD LIBOR	(1,982)
259,000	USD	9/23/2025	CSS (f)	(Pay)	2.48%	3 Month USD LIBOR	(4,836)
657,000	EUR	3/30/2030	CSS (f)	(Pay)	0.74%	6 Month EURIBOR	39,493
968,000	GBP	5/20/2030	BCI (f)	Receive	2.69%	6 Month GBP LIBOR	12,277
340,000	EUR	9/15/2030	CSS (f)	(Pay)	0.78%	6 Month EURIBOR	20,574
691,000	USD	3/17/2031	CSS (f)	(Pay)	2.58%	3 Month USD LIBOR	(914)
200,000	USD	12/16/2034	CSS (f)	(Pay)	2.65%	3 Month USD LIBOR	(4,050)
224,000	AUD	12/23/2034	BCI (f)	Receive	4.41%	6 Month AUD BBSW	4,416
111,000	AUD	12/30/2034	CSS (f)	Receive	4.37%	6 Month AUD BBSW	1,938
111,000	AUD	1/7/2035	BCI (f)	Receive	4.11%	6 Month AUD BBSW	519
115,000	AUD	1/8/2035	JPMF (f)	Receive	4.00%	6 Month AUD BBSW	(41)
213,000	USD	1/9/2035	CSS (f)	(Pay)	2.39%	3 Month USD LIBOR	4,685
228,000	AUD	1/9/2035	JPMF (f)	Receive	3.96%	6 Month AUD BBSW	(530)
231,000	CHF	1/13/2035	CSS (f)	(Pay)	1.22%	6 Month CHF LIBOR	(2,278)
115,000	CHF	1/13/2035	CSS (f)	(Pay)	1.33%	6 Month CHF LIBOR	(2,432)
229,000	AUD	1/13/2035	JPMF (f)	Receive	3.95%	6 Month AUD BBSW	(674)
341,000	AUD	1/13/2035	JPMF (f)	Receive	3.96%	6 Month AUD BBSW	(921)
230,000	AUD	1/14/2035	JPMF (f)	Receive	3.91%	6 Month AUD BBSW	(1,185)
117,000	CHF	1/15/2035	CSS (f)	(Pay)	1.35%	6 Month CHF LIBOR	(2,702)
226,000	AUD	1/16/2035	BCI (f)	Receive	3.82%	6 Month AUD BBSW	(2,162)
472,000	CHF	1/16/2035	CSS (f)	(Pay)	1.35%	6 Month CHF LIBOR	(10,901)
111,000	AUD	1/20/2035	BCI (f)	Receive	3.76%	6 Month AUD BBSW	(1,389)
222,000	AUD	1/21/2035	BCI (f)	Receive	3.75%	6 Month AUD BBSW	(2,805)

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
576,000	AUD	3/4/2035	BCI (f)	Receive	3.68%	6 Month AUD BBSW	$(9,379)
320,000	AUD	3/4/2035	BCI (f)	Receive	3.66%	6 Month AUD BBSW	(5,492)
1,376,000	CHF	3/4/2035	CSS (f)	(Pay)	1.14%	6 Month CHF LIBOR	(3,836)
56,000	CHF	3/5/2035	BCI (f)	(Pay)	1.16%	6 Month CHF LIBOR	(247)
390,000	AUD	3/6/2035	BCI (f)	Receive	3.70%	6 Month AUD BBSW	(5,931)
437,000	AUD	3/10/2035	BCI (f)	Receive	3.75%	6 Month AUD BBSW	(5,580)
605,000	AUD	3/10/2035	BCI (f)	Receive	3.75%	6 Month AUD BBSW	(7,652)
596,000	AUD	3/19/2035	BCI (f)	Receive	3.51%	6 Month AUD BBSW	(14,725)
498,000	EUR	3/30/2035	CSS (f)	(Pay)	0.82%	6 Month EURIBOR	42,613
773,000	CHF	5/6/2035	CSS (f)	Receive	0.92%	6 Month CHF LIBOR	(14,751)
316,000	CHF	5/7/2035	CSS (f)	Receive	0.98%	6 Month CHF LIBOR	(4,322)
1,126,000	USD	2/15/2041	CSS (f)	Receive	2.56%	3 Month USD LIBOR	(9,589)
175,000	USD	2/15/2041	CSS (f)	Receive	2.68%	3 Month USD LIBOR	2,695
886,081	USD	2/15/2041	CSS (f)	(Pay)	2.56%	3 Month USD LIBOR	7,219
902,930	USD	2/15/2041	CSS (f)	(Pay)	2.51%	3 Month USD LIBOR	15,777
874,980	USD	2/15/2041	CSS (f)	(Pay)	2.59%	3 Month USD LIBOR	1,581
881,514	USD	2/15/2041	CSS (f)	(Pay)	2.57%	3 Month USD LIBOR	4,899
1,527,344	USD	2/15/2041	CSS (f)	(Pay)	2.60%	3 Month USD LIBOR	800
1,571,730	USD	2/15/2041	CSS (f)	(Pay)	2.53%	3 Month USD LIBOR	23,345
404,073	USD	2/15/2041	CSS (f)	Receive	2.64%	3 Month USD LIBOR	(1,507)
691,823	USD	2/15/2041	CSS (f)	Receive	2.66%	3 Month USD LIBOR	(2,564)
736,208	USD	2/15/2041	CSS (f)	Receive	2.66%	3 Month USD LIBOR	(2,779)
397,540	USD	2/15/2041	CSS (f)	Receive	2.66%	3 Month USD LIBOR	(1,476)
1,466,000	USD	2/15/2041	CSS (f)	(Pay)	2.71%	3 Month USD LIBOR	(30,313)
1,442,000	USD	2/15/2041	CSS (f)	(Pay)	2.75%	3 Month USD LIBOR	(42,710)
425,489	USD	2/15/2041	JPMF (f)	Receive	2.57%	3 Month USD LIBOR	(1,614)
408,640	USD	2/15/2041	JPMF (f)	Receive	2.62%	3 Month USD LIBOR	(1,530)
631,000	USD	2/15/2041	JPMF (f)	Receive	2.77%	3 Month USD LIBOR	(2,275)
606,000	USD	2/15/2041	JPMF (f)	Receive	2.83%	3 Month USD LIBOR	(2,157)
651,000	EUR	12/24/2044	CSS (f)	(Pay)	1.96%	6 Month EURIBOR	(38,577)
410,000	EUR	12/31/2044	CSS (f)	(Pay)	1.96%	6 Month EURIBOR	(24,046)
1,833,900	EUR	2/11/2045	CSS (f)	(Pay)	0.90%	6 Month EURIBOR	141,263
1,177,000	EUR	3/3/2045	CSS (f)	(Pay)	0.94%	6 Month EURIBOR	131,018
133,000	GBP	3/6/2045	BCI (f)	Receive	2.52%	6 Month GBP LIBOR	4,574
154,000	EUR	3/11/2045	CSS (f)	(Pay)	1.47%	6 Month EURIBOR	576
469,000	EUR	3/11/2045	CSS (f)	(Pay)	1.55%	6 Month EURIBOR	(3,102)
584,000	EUR	3/11/2045	CSS (f)	(Pay)	1.50%	6 Month EURIBOR	(155)
712,250	EUR	3/23/2045	CSS (f)	Receive	0.88%	6 Month EURIBOR	(83,746)
186,000	EUR	3/24/2045	CSS (f)	Receive	0.98%	6 Month EURIBOR	(16,674)
181,000	EUR	3/24/2045	CSS (f)	Receive	0.89%	6 Month EURIBOR	(20,948)
615,000	USD	3/26/2045	JPMF (f)	(Pay)	2.51%	3 Month USD LIBOR	21,071
119,000	GBP	3/27/2045	BCI (f)	Receive	2.11%	6 Month GBP LIBOR	(3,327)
695,000	EUR	3/30/2045	CSS (f)	Receive	0.86%	6 Month EURIBOR	(86,068)
368,000	USD	3/30/2045	CSS (f)	(Pay)	2.63%	3 Month USD LIBOR	8,948
333,000	USD	3/31/2045	CSS (f)	Receive	2.37%	3 Month USD LIBOR	(17,584)
227,000	EUR	4/15/2045	CSS (f)	Receive	1.06%	6 Month EURIBOR	(15,241)
66,000	EUR	4/24/2045	CSS (f)	Receive	0.89%	6 Month EURIBOR	(7,671)
1,130,000	EUR	5/6/2045	CSS (f)	Receive	1.35%	6 Month EURIBOR	(20,977)

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
607,000	USD	5/6/2045	CSS (f)	Receive	2.94%	3 Month USD LIBOR	$2,311
499,000	USD	5/6/2045	CSS (f)	Receive	2.96%	3 Month USD LIBOR	2,381
523,000	GBP	5/7/2045	BCI (f)	Receive	2.44%	6 Month GBP LIBOR	10,971
261,000	GBP	5/7/2045	BCI (f)	Receive	2.49%	6 Month GBP LIBOR	7,331
180,000	USD	5/7/2045	CSS (f)	Receive	3.01%	3 Month USD LIBOR	1,862
389,000	GBP	5/8/2045	BCI (f)	Receive	2.35%	6 Month GBP LIBOR	3,097
134,000	GBP	5/13/2045	BCI (f)	Receive	2.47%	6 Month GBP LIBOR	3,474
261,000	GBP	5/14/2045	BCI (f)	Receive	2.49%	6 Month GBP LIBOR	7,501
382,000	EUR	5/14/2045	CSS (f)	Receive	1.58%	6 Month EURIBOR	4,219
187,000	EUR	5/14/2045	CSS (f)	Receive	1.60%	6 Month EURIBOR	2,520
402,000	USD	5/15/2045	CSS (f)	Receive	3.20%	3 Month USD LIBOR	13,767
379,000	EUR	5/20/2045	CSS (f)	Receive	1.66%	6 Month EURIBOR	8,214
259,000	EUR	5/27/2045	CSS (f)	Receive	1.60%	6 Month EURIBOR	3,515
186,000	EUR	5/27/2045	CSS (f)	Receive	1.61%	6 Month EURIBOR	2,833
214,420	EUR	12/15/2045	CSS (f)	Receive	0.86%	6 Month EURIBOR	(28,339)
317,000	EUR	12/15/2045	CSS (f)	Receive	0.76%	6 Month EURIBOR	(50,647)
43,000	EUR	12/16/2045	CSS (f)	Receive	0.85%	6 Month EURIBOR	(5,777)
749,000	EUR	2/24/2046	CSS (f)	Receive	1.56%	6 Month EURIBOR	1,503
76,000	EUR	3/16/2046	CSS (f)	Receive	1.08%	6 Month EURIBOR	(5,514)
208,000	USD	3/17/2046	CSS (f)	Receive	2.65%	3 Month USD LIBOR	(2,119)
204,000	GBP	3/23/2046	BCI (f)	(Pay)	1.97%	6 Month GBP LIBOR	17,290
23,000	GBP	3/23/2046	BCI (f)	(Pay)	2.05%	6 Month GBP LIBOR	1,327
31,000	GBP	3/23/2046	BCI (f)	Receive	1.94%	6 Month GBP LIBOR	(2,971)
44,000	EUR	3/23/2046	CSS (f)	Receive	0.90%	6 Month EURIBOR	(5,503)
367,000	EUR	3/29/2046	CSS (f)	Receive	0.93%	6 Month EURIBOR	(41,989)
94,710	EUR	10/17/2046	CSS (f)	(Pay)	0.97%	6 Month EURIBOR	5,852
1,096,000	EUR	3/3/2047	CSS (f)	(Pay)	0.97%	6 Month EURIBOR	66,999
250,260	EUR	5/24/2047	CSS (f)	Receive	1.55%	6 Month EURIBOR	869
1,200,600	EUR	8/23/2047	CSS (f)	Receive	0.92%	6 Month EURIBOR	(125,650)
591,000	EUR	8/23/2047	CSS (f)	Receive	1.55%	6 Month EURIBOR	2,305
601,000	EUR	11/22/2047	CSS (f)	Receive	1.55%	6 Month EURIBOR	2,705
454,051	EUR	3/16/2056	CSS (f)	Receive	0.89%	6 Month EURIBOR	(72,137)

							$(138,460)

						Premiums to (Pay) Receive	$(89,987)

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of May 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BOBL - Bundesobligationen

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

DKK CIBOR - Copenhagen Interbank Offered Rate denominated in Danish Krone.

CP - Counterparty

EURIBOR - Euro Interbank Offered Rate

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDP - Gross Domestic Product

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

LIBOR - London Interbank Offered Rate

OATs - Obligations Assimilables du Trésor

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SIFMA - Securities Industry and Financial Markets Association

SONIA - Sterling Overnight Interbank Average

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium Interest Rate - Mexico

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

(a)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2015. Note: Yield rounds to 0.00%.

(d)	The rate shown represents yield-to-maturity.

(e)	Rate rounds to 0.00%.

(f)	Swap was cleared through the CME Group.

Counterparty Abbreviations:

BCI - Barclays Capital Inc.

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CSS - Credit Suisse Securities (USA) LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

JPMF - J.P. Morgan Securities LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

INR - Indian Rupee

JPY - Japanese Yen

MXN - Mexican Peso

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 75.7%

	Asset-Backed Securities — 74.4%
	Auto Other — 1.6%
5,500,000	Ally Master Owner Trust, Series 12-3, Class D, 144A, 1 mo. LIBOR + 2.35%, 2.54%, due 06/15/17	5,510,340
3,600,000	Chesapeake Funding LLC, Series 12-2A, Class C, 144A, 1 mo. LIBOR + 1.55%, 1.73%, due 05/07/24	3,614,906
2,500,000	Chesapeake Funding LLC, Series 12-2A, Class D, 144A, 1 mo. LIBOR + 1.85%, 2.03%, due 05/07/24	2,512,500
5,490,000	Ford Credit Floorplan Master Owner Trust, Series 12-5, Class D, 2.73%, due 09/15/19	5,508,776
4,824,000	Ford Credit Floorplan Master Owner Trust, Series 13-1, Class D, 1.82%, due 01/15/18	4,831,477
7,000,000	Navistar Financial Dealer Note Master Trust, Series 13-2, Class D, 144A, 1 mo. LIBOR + 2.25%, 2.43%, due 09/25/18	7,005,509

	Total Auto Other	28,983,508

	Auto Retail Prime — 1.0%
4,500,000	California Republic Auto Receivables Trust, Series 12-1, Class C, 144A, 3.00%, due 01/15/20	4,577,040
13,120,000	California Republic Auto Receivables Trust, Series 13-1, Class C, 144A, 3.25%, due 03/16/20	13,415,148

	Total Auto Retail Prime	17,992,188

	Auto Retail Subprime — 9.7%
11,430,000	AmeriCredit Automobile Receivables Trust, Series 12-2, Class E, 144A, 4.85%, due 08/08/19	11,761,070
3,500,000	AmeriCredit Automobile Receivables Trust, Series 13-1, Class E, 144A, 2.64%, due 07/08/20	3,502,102
9,000,000	AmeriCredit Automobile Receivables Trust, Series 13-3, Class E, 144A, 3.74%, due 12/08/20	9,162,360
13,720,000	AmeriCredit Automobile Receivables Trust, Series 14-2, Class E, 3.37%, due 11/08/21	13,550,374
2,320,000	CarFinance Capital Auto Trust, Series 14-1A, Class C, 144A, 3.45%, due 04/15/20	2,351,619
1,330,000	CarFinance Capital Auto Trust, Series 14-1A, Class D, 144A, 4.90%, due 04/15/20	1,356,448
4,130,000	CFC LLC, Series 14-2A, Class E, 144A, 5.36%, due 11/15/21	4,160,505
4,000,000	CPS Auto Receivables Trust, Series 14-A, Class C, 144A, 3.29%, due 02/18/20	3,966,840
1,500,000	CPS Auto Receivables Trust, Series 14-A, Class D, 144A, 5.11%, due 02/18/20	1,498,665
139,615	CPS Auto Trust, Series 11-C, Class D, 144A, 10.00%, due 03/15/19	142,561
215,867	CPS Auto Trust, Series 12-A, Class C, 144A, 6.51%, due 06/17/19	217,208

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Auto Retail Subprime — continued
1,005,990	CPS Auto Trust, Series 12-D, Class D, 144A, 4.82%, due 03/16/20	1,011,493
192,620	CPS Auto Trust, Series 12-D, Class E, 144A, 7.26%, due 03/16/20	193,682
1,447,647	CPS Auto Trust, Series 13-A, Class D, 144A, 4.41%, due 06/15/20	1,452,135
596,784	CPS Auto Trust, Series 13-A, Class E, 144A, 6.41%, due 06/15/20	601,326
6,607,255	CPS Auto Trust, Series 13-B, Class D, 144A, 4.66%, due 09/15/20	6,642,868
1,992,707	CPS Auto Trust, Series 13-B, Class E, 144A, 6.41%, due 09/15/20	2,010,980
10,610,034	DT Auto Owner Trust, Series 12-2A, Class D, 144A, 4.35%, due 03/15/19	10,717,619
18,050,000	DT Auto Owner Trust, Series 13-1A, Class D, 144A, 3.74%, due 05/15/20	18,202,743
8,000,000	DT Auto Owner Trust, Series 13-2A, Class D, 144A, 4.18%, due 06/15/20	8,141,840
25,000,000	Exeter Automobile Receivables Trust, Series 13-2A, Class D, 144A, 6.81%, due 08/17/20	26,181,721
6,000,000	Exeter Automobile Receivables Trust, Series 14-1A, Class C, 144A, 3.57%, due 07/15/19	6,033,780
12,000,000	Exeter Automobile Receivables Trust, Series 14-1A, Class D, 144A, 5.53%, due 02/16/21	12,286,837
5,000,000	Exeter Automobile Receivables Trust, Series 14-2A, Class C, 144A, 3.26%, due 12/16/19	4,957,300
6,000,000	Exeter Automobile Receivables Trust, Series 14-2A, Class D, 144A, 4.93%, due 12/15/20	6,015,000
3,000,000	First Investors Auto Owner Trust, Series 12-2A, Class D, 144A, 3.79%, due 09/16/19	3,033,750
3,000,000	Flagship Credit Auto Trust, Series 12-1, Class C, 144A, 4.93%, due 05/15/18	3,035,100
3,000,000	Flagship Credit Auto Trust, Series 14-1, Class C, 144A, 3.34%, due 04/15/20	3,003,390
1,500,000	Flagship Credit Auto Trust, Series 14-1, Class D, 144A, 4.83%, due 06/15/20	1,502,265
1,400,000	Flagship Credit Auto Trust, Series 14-1, Class E, 144A, 5.71%, due 08/16/21	1,405,908
5,000,000	United Auto Credit Securitization Trust, Series 13-1, Class E, 144A, 4.40%, due 04/15/19	5,035,100

	Total Auto Retail Subprime	173,134,589

	Business Equipment Loans — 1.0%
1,000,000	Ascentium Equipment Receivables, Series 14-1A, Class C, 144A, 2.46%, due 11/13/18	1,008,600
2,580,000	Ascentium Equipment Receivables, Series 14-1A, Class D, 144A, 3.10%, due 06/10/21	2,598,576
3,000,000	Great America Leasing Receivables, Series 12-1, Class C, 144A, 3.00%, due 11/15/18	3,032,100
2,841,000	LEAF Receivables Funding 9 LLC, Series 13-1, Class D, 144A, 5.11%, due 09/15/21	2,942,259
5,700,000	LEAF Receivables Funding 9 LLC, Series 13-1, Class E1, 144A, 6.00%, due 09/15/21	5,850,092
2,282,000	LEAF Receivables Funding 9 LLC, Series 13-1, Class E2, 144A, 6.00%, due 09/15/21	2,267,715

	Total Business Equipment Loans	17,699,342

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Collateralized Debt Obligations — 0.5%
5,897,785	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.08%, due 11/23/52	5,898
8,285,804	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.51%, due 05/25/46	8,057,944

	Total Collateralized Debt Obligations	8,063,842

	Collateralized Loan Obligations — 10.4%
37,012,500	Arrowpoint CLO Ltd., Series 15-4A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.55%, 1.82%, due 04/18/27	37,012,500
26,796,566	Atrium CDO Corp., Series 5A, Class A3A, 144A, Variable Rate, 3 mo. LIBOR + .24%, 0.52%, due 07/20/20	26,541,999
27,700,000	CIFC Funding Ltd., Series 14-5A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.58%, 1.82%, due 01/17/27	27,700,000
16,304,297	CLARIS III Ltd., Series 2010-16A, Class B, 144A, 0.58%, due 08/04/21	16,214,624
27,270,000	Jamestown CLO Ltd., Series 15-6A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 1.60%, 1.86%, due 02/20/27	27,328,358
14,000,000	Octagon Investment Partners XXI Ltd., Series 14-1A, Class A1A, 144A, 3 mo. LIBOR + 1.47%, 1.75%, due 11/14/26	14,000,000
36,880,000	West CLO Ltd., Series 14-2A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 1.55%, 1.80%, due 01/16/27	36,880,000

	Total Collateralized Loan Obligations	185,677,481

	Commercial Mortgage-Backed Securities — 11.7%
1,278,697	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .36%, 0.54%, due 04/25/34	1,176,401
1,305,723	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.55%, due 01/25/35	1,194,737
5,451,984	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.57%, due 01/25/36	4,797,746
9,273,662	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, 1 mo. LIBOR + .28%, 0.46%, due 07/25/36	8,111,672
1,554,220	Bayview Commercial Asset Trust, Series 06-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.48%, due 10/25/36	1,309,431
10,622,439	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, 1 mo. LIBOR + .27%, 0.45%, due 07/25/37	9,279,762
8,284,205	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, 1 mo. LIBOR + .24%, 0.42%, due 07/25/37	7,207,258

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued
9,169,888	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.48%, due 12/25/37	9,353,286
943,092	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.62%, due 10/25/30	834,410
17,000,000	Commercial Mortgage Pass-Through Certificates, Series 13-300P, Class D, 144A, 4.39%, due 08/10/30	17,874,964
32,957,000	Core Industrial Trust, Series 15-WEST, Class E, 144A, Variable Rate, 4.23%, due 02/10/37	31,569,510
622,638	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.48%, due 05/15/32	594,620
2,587,908	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.43%, due 11/15/33	2,458,513
6,941,196	GE Business Loan Trust, Series 06-2A, Class A, 144A, 1 mo. LIBOR + .18%, 0.37%, due 11/15/34	6,559,430
11,966,082	GE Business Loan Trust, Series 07-1A, Class A, 144A, 1 mo. LIBOR + .17%, 0.36%, due 04/16/35	11,379,744
12,230,959	GE Business Loan Trust, Series 07-1A, Class D, 144A, 1 mo. LIBOR + 1.00%, 1.19%, due 04/16/35	10,151,696
5,000,000	GP Portfolio Trust, Series 14-GPP, Class D, 144A, 1 mo. LIBOR + 2.75%, 2.94%, due 02/15/27	4,985,500
23,592,033	Hilton USA Trust, Series 13-HLF, Class EFL, 144A, 1 mo. LIBOR + 3.75%, 3.93%, due 11/05/30	23,636,858
6,745,000	Hilton USA Trust, Series 13-HLT, Class EFX, 144A, 5.22%, due 11/05/30	6,884,621
15,750,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 14-FBLU, Class D, 144A, 1 mo. LIBOR + 2.60%, 2.78%, due 12/15/28	15,787,800
3,358,336	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.43%, due 02/25/30	3,200,562
2,209,586	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.43%, due 09/25/30	2,077,011
8,498,895	Monty Parent Issuer LLC, Series 2013-LTR1, Class B, 144A, 4.25%, due 11/20/28	8,498,895
19,000,000	SCG Trust, Series 13-SRP1, Class D, 144A, 1 mo. LIBOR + 3.34%, 3.53%, due 11/15/26	18,935,970

	Total Commercial Mortgage-Backed Securities	207,860,397

	Consumer Loans — 1.9%
10,000,000	OneMain Financial Issuance Trust, Series 14-1A, Class B, 144A, 3.24%, due 06/18/24	10,064,400
20,000,000	Springleaf Funding Trust, Series 14-AA, Class A, 144A, 2.41%, due 12/15/22	20,070,000

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Consumer Loans — continued
4,000,000	Springleaf Funding Trust, Series 14-AA, Class C, 144A, 4.45%, due 12/15/22	4,013,472

	Total Consumer Loans	34,147,872

	Insured Other — 0.5%
3,288,000	Toll Road Investment Part II, Series 1999B, 144A, NPG, Zero Coupon, due 02/15/30	1,236,288
30,500,000	Toll Road Investment Part II, Series C, 144A, NPG, Zero Coupon, due 02/15/37	7,152,250

	Total Insured Other	8,388,538

	Insured Residential Mortgage-Backed Securities — 0.5%
1,286,929	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + 0.42%, 0.60%, due 07/25/34	1,254,756
676,599	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.51%, due 01/25/35	595,813
5,701,897	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.34%, due 06/15/37	4,846,612
2,495,098	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.41%, due 10/25/34	2,308,714
99,771	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.62%, due 06/25/34	96,030

	Total Insured Residential Mortgage-Backed Securities	9,101,925

	Miscellaneous — 1.9%
11,643,344	Aircraft Finance Trust, Series 99-1A, Class A1, 1 mo. LIBOR + .48%, 0.67%, due 05/15/24	3,201,920
8,235,300	CKE Restaurant Holdings, Inc., Series 13-1A, Class A2, 144A, 4.47%, due 03/20/43	8,474,700
3,888,064	Continental Airlines, Inc., Series 99-1A, 6.55%, due 08/02/20	4,218,549
8,813,253	Fairway Outdoor Funding LLC, Series 12-1A, Class A2, 144A, 4.21%, due 10/15/42	8,848,946
8,000,000	Guanay Finance Ltd., 144A, 6.00%, due 12/15/20	8,460,000

	Total Miscellaneous	33,204,115

	Residential Mortgage-Backed Securities - Non-Performing Loans — 0.6%
10,070,109	Stanwich Mortgage Loan Trust, Series 13-NPL2, Class A, 144A, 3.23%, due 04/16/59	10,024,794

	Residential Mortgage-Backed Securities - Other — 6.9%
2,291,988	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + 0.28%, 0.46%, due 02/25/36	1,329,353

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities - Other — continued
2,739,304	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + 0.32%, 0.50%, due 09/25/35	1,750,141
4,122,346	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 0.88%, due 10/25/36	2,669,219
3,963,173	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + .70%, 0.88%, due 05/25/36	2,546,339
1,985,326	Banc of America Funding Corp., Series 12-R4, Class A, 144A, 1 mo. LIBOR + .26%, 0.44%, due 03/04/39	1,964,480
5,318,274	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, 1 mo. LIBOR + .50%, 1.19%, due 05/28/39	3,616,426
5,585,834	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.49%, due 05/28/39	2,960,492
8,102,708	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.19%, due 02/28/40	6,547,799
5,780,674	BCAP LLC Trust, Series 09-RR13, Class 16A2, 144A, Variable Rate, 2.78%, due 09/26/35	4,996,186
6,434,519	BCAP LLC Trust, Series 12-RR11, Class 3A3, 144A, Variable Rate, 9.71%, due 04/26/36	5,321,409
7,052,254	BCAP LLC Trust, Series 12-RR11, Class 5A3, 144A, Variable Rate, 8.78%, due 04/26/37	5,599,094
13,048,737	BCAP LLC Trust, Series 12-RR2, Class 1A2, 144A, Variable Rate, 0.35%, due 08/26/36	11,718,494
6,693,602	BCAP LLC Trust, Series 12-RR7, Class 1A2, 144A, Variable Rate, 0.35%, due 08/26/36	6,019,637
1,399,387	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + 0.32%, 0.50%, due 02/25/37	2,180,384
337,884	Chevy Chase Mortgage Funding Corp., Series 04-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.48%, due 08/25/35	300,717
4,565,000	Invitation Homes Trust, Series 14-SFR1, Class F, 144A, 1 mo. LIBOR + 3.75%, 3.93%, due 06/17/31	4,578,855
17,230,755	JP Morgan Resecuritization Trust, Series 09-11, Class 5A2, 144A, Variable Rate, 2.62%, due 09/26/36	15,259,987
29,039,453	LSTAR Securities Investment Trust, Series 14-2, Class A, 144A, 1 mo. LIBOR + 2.00%, 2.18%, due 12/01/21	28,876,106
5,266,952	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + 0.32%, 0.50%, due 03/25/36	1,553,751
1,363,391	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.43%, due 02/26/34	1,238,641
14,736,297	Washington Mutual Mortgage Pass-Through, Series 06-AR10, Class A2A, 1 mo. LIBOR + .17%, 0.35%, due 12/25/36	11,567,993

	Total Residential Mortgage-Backed Securities - Other	122,595,503

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities- Subprime — 10.4%
7,306,758	ACE Securities Corp., Series 06-OP1, Class A2C, 1 mo. LIBOR + .15%, 0.33%, due 04/25/36	6,831,819
973,733	Argent Securities, Inc., Series 04-W8, Class A5, 1 mo. LIBOR + 1.04%, 1.22%, due 05/25/34	967,501
9,867,287	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.37%, due 03/25/36	5,081,653
2,172,254	Bear Stearns Asset-Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.29%, due 11/25/36	2,221,130
1,345,323	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, 1 mo. LIBOR + .38%, 0.56%, due 12/25/33	1,315,053
7,259,153	Citigroup Mortgage Loan Trust, Inc., Series 07-AMC4, Class A2B, 1 mo. LIBOR + .14%, 0.32%, due 05/25/37	7,041,886
25,633,365	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.32%, due 02/25/37	25,002,784
458,385	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.48%, due 04/25/34	367,854
1,646,925	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.38%, due 05/25/36	197,631
11,891,989	GE-WMC Mortgage Securities, Series 06-1, Class A2B, 1 mo. LIBOR + .15%, 0.33%, due 08/25/36	5,943,616
1,136,565	JP Morgan Mortgage Acquisition Corp., Series 07-CH3, Class A3, 1 mo. LIBOR + .15%, 0.33%, due 03/25/37	1,120,937
20,530,923	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.33%, due 08/25/36	8,982,279
12,264,263	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.34%, due 10/25/36	7,603,843
4,188,152	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, 1 mo. LIBOR + .12%, 0.30%, due 02/25/37	1,917,755
1,170,927	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + 0.80%, 0.98%, due 08/25/34	1,128,774
859,045	Morgan Stanley Capital, Inc., Series 06-NC3, Class A2C, 1 mo. LIBOR + .17%, 0.35%, due 03/25/36	854,750
28,751,675	Morgan Stanley Capital, Inc., Series 07-HE4, Class A2C, 1 mo. LIBOR + .23%, 0.41%, due 02/25/37	14,835,864
1,313,167	Morgan Stanley Home Equity Loan Trust, Series 07-1, Class A2, 1 mo. LIBOR + .10%, 0.28%, due 12/25/36	803,133
6,847,599	Morgan Stanley Home Equity Loans, Series 06-3, Class A3, 1 mo. LIBOR + .16%, 0.34%, due 04/25/36	5,176,784

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities- Subprime — continued
1,163,547	Morgan Stanley Home Equity Loans, Series 07-2, Class A1, 1 mo. LIBOR + .10%, 0.28%, due 04/25/37	672,297
17,005,000	Nomura Home Equity Loan, Inc., Series 06-HE1, Class M1, 1 mo. LIBOR + .41%, 0.59%, due 02/25/36	15,304,500
855,281	Nomura Home Equity Loan, Inc., Series 06-HE3, Class 2A3, 1 mo. LIBOR + .15%, 0.33%, due 07/25/36	737,167
334,802	Quest Trust, Series 04-X1, Class A, 144A, AMBAC, 1 mo. LIBOR + 0.66%, 0.84%, due 03/25/34	328,943
43,334,889	Residential Asset Mortgage Products, Inc., Series 06-RS3, Class A4, 1 mo. LIBOR + .30%, 0.48%, due 05/25/36	32,793,677
7,009,397	Residential Asset Mortgage Products, Inc., Series 07-RZ1, Class A2, 1 mo. LIBOR + .16%, 0.34%, due 02/25/37	6,459,860
10,000,000	Residential Asset Securities Corp., Series 07-KS3, Class AI3, 1 mo. LIBOR + .25%, 0.43%, due 04/25/37	9,150,000
674,646	Securitized Asset-Backed Receivables LLC, Series 06-HE1, Class A2C, 1 mo. LIBOR + .16%, 0.34%, due 07/25/36	339,010
5,715,703	Securitized Asset-Backed Receivables LLC, Series 06-NC2, Class A3, 1 mo. LIBOR + .24%, 0.42%, due 03/25/36	5,179,855
17,666,049	Securitized Asset-Backed Receivables LLC, Series 06-WM1, Class A2C, 1 mo. LIBOR + .29%, 0.47%, due 12/25/35	15,357,096
2,597,669	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.38%, due 01/25/36	2,552,209

	Total Residential Mortgage-Backed Securities - Subprime	186,269,660

	Student Loans — 12.6%
8,207,309	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + .32%, 0.59%, due 03/28/35	7,448,133
15,000,000	National Collegiate Student Loan Trust, Series 05-2, Class A4, 1 mo. LIBOR + .27%, 0.45%, due 09/25/29	14,100,000
5,000,000	National Collegiate Student Loan Trust, Series 05-3, Class A4, 1 mo. LIBOR + .28%, 0.46%, due 04/25/29	4,800,000
643,343	National Collegiate Student Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .19%, 0.37%, due 05/25/26	638,518
40,635,000	National Collegiate Student Loan Trust, Series 06-1, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 0.43%, due 03/27/28	38,641,447
8,210,000	National Collegiate Student Loan Trust, Series 06-2, Class A3, 1 mo. LIBOR + .21%, 0.39%, due 11/25/27	7,635,300

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Student Loans — continued
4,818,120	National Collegiate Student Loan Trust, Series 06-3, Class A3, 1 mo. LIBOR + .15%, 0.33%, due 10/25/27	4,751,871
2,450,000	National Collegiate Student Loan Trust, Series 06-3, Class A4, 1 mo. LIBOR + .27%, 0.45%, due 03/26/29	2,217,250
8,996,471	National Collegiate Student Loan Trust, Series 07-1, Class A2, 1 mo. LIBOR + .13%, 0.31%, due 11/27/28	8,906,506
40,138,000	National Collegiate Student Loan Trust, Series 07-1, Class A3, Variable Rate, 1 mo. LIBOR + .24%, 0.42%, due 07/25/30	36,074,027
31,458,000	SLC Student Loan Trust, Series 06-A, Class C, 3 mo. LIBOR + .45%, 0.73%, due 07/15/36	27,211,170
3,662,529	SLM Private Credit Student Loan Trust, Series 04-B, Class B, 3 mo. LIBOR + .47%, 0.74%, due 09/15/33	3,454,168
8,000,000	SLM Student Loan Trust, Series 04-A, Class A3, 3 mo. LIBOR + .40%, 0.67%, due 06/15/33	7,609,600
3,339,336	SLM Student Loan Trust, Series 04-A, Class B, 3 mo. LIBOR + .58%, 0.85%, due 06/15/33	3,205,295
8,500,000	SLM Student Loan Trust, Series 04-B, Class A3, 3 mo. LIBOR + .33%, 0.60%, due 03/15/24	7,968,750
9,000,000	SLM Student Loan Trust, Series 04-B, Class A4, 3 mo. LIBOR + .43%, 0.70%, due 09/15/33	7,965,000
13,986,966	SLM Student Loan Trust, Series 05-A, Class A3, 3 mo. LIBOR + .20%, 0.47%, due 06/15/23	13,584,840
10,553,505	SLM Student Loan Trust, Series 06-C, Class A4, 3 mo. LIBOR + .17%, 0.44%, due 03/15/23	10,447,970
5,387,351	SLM Student Loan Trust, Series 10-A, Class 2A, 144A, 1 mo. LIBOR + 3.25%, 3.44%, due 05/16/44	5,662,214
6,000,000	SLM Student Loan Trust, Series 11-B, Class A3, 144A, 1 mo. LIBOR + 2.25%, 2.44%, due 06/16/42	6,286,800
7,000,000	SLM Student Loan Trust, Series 14-A, Class B, 144A, 3.50%, due 11/15/44	6,838,223

	Total Student Loans	225,447,082

	Time Share — 3.2%
857,545	BXG Receivables Note Trust, Series 10-A, Class B, 144A, 7.50%, due 03/02/26	926,109
2,349,344	BXG Receivables Note Trust, Series 12-A, Class B, 144A, 3.99%, due 12/02/27	2,381,357
4,624,289	BXG Receivables Note Trust, Series 13-A, Class B, 144A, 4.00%, due 12/04/28	4,693,514
5,839,857	Diamond Resorts Owner Trust, Series 13-2, Class A, 144A, 2.27%, due 05/20/26	5,849,534
2,116,948	Diamond Resorts Owner Trust, Series 13-2, Class B, 144A, 2.62%, due 05/20/26	2,120,587

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Time Share — continued
3,585,531	Marriott Vacation Club Owner Trust, Series 12-1A, Class B, 144A, 3.50%, due 05/20/30	3,674,330
946,019	Orange Lake Timeshare Trust, Series 12-AA, Class B, 144A, 4.87%, due 03/10/27	977,279
86,300	Sierra Receivables Funding Co. LLC, Series 11-1A, Class B, 144A, 4.23%, due 04/20/26	87,106
2,054,370	Sierra Receivables Funding Co. LLC, Series 12-1A, Class B, 144A, 3.58%, due 11/20/28	2,085,227
4,291,746	Sierra Receivables Funding Co. LLC, Series 12-2A, Class B, 144A, 3.42%, due 03/20/29	4,343,994
1,091,215	Sierra Receivables Funding Co. LLC, Series 12-3A, Class B, 144A, 2.66%, due 08/20/29	1,095,003
2,382,552	Sierra Receivables Funding Co. LLC, Series 13-1A, Class B, 144A, 2.39%, due 11/20/29	2,383,253
5,037,782	Silverleaf Finance LLC, Series 12-D, Class B, 144A, 4.45%, due 03/17/25	5,105,137
6,022,550	Silverleaf Finance LLC, Series 13-A, Class B, 144A, 3.67%, due 03/16/26	6,047,431
6,220,622	Welk Resorts LLC, Series 13-AA, Class A, 144A, 3.10%, due 03/15/29	6,218,134
428,181	Westgate Resorts LLC, Series 12-2A, Class B, 144A, 4.50%, due 01/20/25	430,375
642,272	Westgate Resorts LLC, Series 12-2A, Class C, 144A, 9.00%, due 01/20/25	650,424
1,489,645	Westgate Resorts LLC, Series 12-3A, Class A, 144A, 2.50%, due 03/20/25	1,493,583
3,075,764	Westgate Resorts LLC, Series 13-1A, Class B, 144A, 3.75%, due 08/20/25	3,106,108
3,232,160	Westgate Resorts LLC, Series 14-AA, Class A, 144A, 6.25%, due 10/20/26	3,240,431

	Total Time Share	56,908,916

	Total Asset-Backed Securities	1,325,499,752

	U.S. Government Agency — 1.3%
677,516	Agency for International Development Floater (Support of Jamaica), 3 mo. LIBOR + .30%, 0.58%, due 10/01/18 (a)	665,867
8,625,000	Agency for International Development Floater (Support of Morocco), 6 mo. LIBOR + .15%, 0.57%, due 10/29/26 (a)	8,157,960
9,875,000	Agency for International Development Floater (Support of Morocco), 6 mo. LIBOR – .02%, 0.40%, due 02/01/25 (a)	9,349,404
5,992,500	Agency for International Development Floater (Support of Tunisia), 6 mo. LIBOR, 0.42%, due 07/01/23 (a)	5,729,572
200,000	U.S. Department of Transportation, 144A, 6.00%, due 12/07/21	224,900

	Total U.S. Government Agency	24,127,703

	TOTAL DEBT OBLIGATIONS (COST $1,382,755,127)	1,349,627,455

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 2.8%

	United States — 2.8%
	Affiliated Issuers — 2.8%
1,993,273	GMO U.S. Treasury Fund	49,831,828

	TOTAL MUTUAL FUNDS (COST $49,831,828)	49,831,828

	SHORT-TERM INVESTMENTS — 21.2%

	Money Market Funds — 0.6%
10,009,705	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (b)	10,009,705

	U.S. Government — 20.6%
10,800,000	U.S. Treasury Bill, 0.00%, due 06/04/15 (c)(d)	10,800,000
10,000,000	U.S. Treasury Bill, 0.00%, due 07/09/15 (c)(d)	10,000,000
10,000,000	U.S. Treasury Bill, 0.00%, due 07/16/15 (c)(d)	9,999,940
15,000,000	U.S. Treasury Bill, 0.00%, due 07/23/15 (c)(d)	14,999,895
30,000,000	U.S. Treasury Bill, 0.00%, due 08/06/15 (c)(d)	30,000,000
43,000,000	U.S. Treasury Bill, 0.01%, due 06/18/15 (c)	42,999,785

Par Value ($)	Description	Value ($)
	U.S. Government — continued
55,000,000	U.S. Treasury Bill, 0.01%, due 09/24/15 (c)(e)	54,996,920
22,000,000	U.S. Treasury Bill, 0.02%, due 09/17/15 (c)	21,998,834
25,000,000	U.S. Treasury Bill, 0.02%, due 10/22/15 (c)	24,997,775
28,100,000	U.S. Treasury Bill, 0.03%, due 10/08/15 (c)	28,097,218
17,000,000	U.S. Treasury Bill, 0.03%, due 10/15/15 (c)	16,998,232
18,000,000	U.S. Treasury Bill, 0.04%, due 10/29/15 (c)	17,997,372
15,000,000	U.S. Treasury Bill, 0.05%, due 11/05/15 (c)	14,996,895
68,000,000	U.S. Treasury Bill, 0.10%, due 01/07/16 (c)	67,959,472

	Total U.S. Government	366,842,338

	TOTAL SHORT-TERM INVESTMENTS (COST $376,793,989)	376,852,043

	TOTAL INVESTMENTS — 99.7% (Cost $1,809,380,944)	1,776,311,326

	Other Assets and Liabilities (net) — 0.3%	6,172,907

	TOTAL NET ASSETS — 100.0%	$1,782,484,233

A summary of outstanding financial instruments at May 31, 2015 is as follows:

Written Options

Written Options on Credit Default Swaps

Principal Amount			Expiration Date	Description	Premiums	Market Value
Put	USD	13,500,000	06/17/2015	USD Swaption Put, Expires 06/17/2015, Strike 1.00%, Upon potential exercise of option, the Fund will enter into a swap with a notional amount of 13,500,000 USD in which it will offer credit protection on CDX.NA.HY.24 and will receive a fixed rate of 5.00%, maturing on 6/20/2020. (OTC) (CP-DB)	$16,200	$(636)

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Swap Contracts

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
90,890,000	USD	6/20/2020	CSI (f)	(Pay)	1.00%	0.64%	CDX.IG.CDSI.S24	N/A		$(1,760,923)
45,000,000	USD	6/20/2020	CSI (f)	(Pay)	1.00%	0.64%	CDX.IG.CDSI.S24	N/A		(871,840)
13,600,000	USD	5/11/2063	CSI	(Pay)	3.00%	286	CMBX BBB-CDSI S6	N/A		(142,995)
9,038,000	USD	5/11/2063	DB	(Pay)	3.00%	278.8	CMBX BBB-CDSI S6	N/A		(95,028)
44,616,000	USD	10/15/2057	CSI	Receive	0.50%	93.5	CMBX.NA.AAA.8	44,616,000	USD	(1,611,148)
44,616,000	USD	1/17/2047	CSI	(Pay)	1.00%	112	CMBX.NA.AS.7	N/A		333,678
4,600,000	USD	3/20/2017	JPM	(Pay)	5.00%	14.38%	MBIA Corp	N/A		578,737
4,600,000	USD	6/20/2016	JPM	Receive	5.00%	13.23%	MBIA Corp	4,600,000	USD	(311,911)
10,000,000	USD	6/20/2016	GS	Receive	5.00%	13.23%	MBIA Corp	10,000,000	USD	(678,068)
10,000,000	USD	3/20/2017	GS	(Pay)	5.00%	14.38%	MBIA Corp	N/A		1,258,123

										$(3,301,375)

							Premiums to (Pay) Receive			$3,509,582

^	Receive - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	As of May 31, 2015, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
300,000,000	USD	7/16/2016	CSS (g)	(Pay)	0.53%	3 Month USD LIBOR	$(34,796)
110,000,000	USD	5/7/2017	CSS (g)	(Pay)	0.88%	3 Month USD LIBOR	(138,973)
68,000,000	USD	9/16/2020	CSS (g)	(Pay)	1.80%	3 Month USD LIBOR	(171,682)
27,201,000	USD	4/16/2025	CSS (g)	(Pay)	2.00%	3 Month USD LIBOR	433,090
19,910,000	USD	9/16/2025	CSS (g)	(Pay)	2.15%	3 Month USD LIBOR	210,961

							$298,600

					Premiums to (Pay) Receive		$397,309

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of May 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at May 31, 2015, which are subject to change based on the terms of the security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2015. Note: Yield rounds to 0.00%.

(c)	The rate shown represents yield-to-maturity.

(d)	Rate rounds to 0.00%.

(e)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(f)	Swap was cleared through the Intercontinental Exchange, Inc.

(g)	Swap was cleared through the CME Group.

Counterparty Abbreviations:

CSI - Credit Suisse International

CSS - Credit Suisse Securities (USA) LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

Currency Abbreviations:

USD - United States Dollar

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 81.5%

		Albania — 1.0%
		Foreign Government Obligations
EUR	3,760,000	Albania Government International Bond, 7.50%, due 11/04/15	4,201,876
USD	49,649,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a)	35,325,868

		Total Albania	39,527,744

		Argentina — 4.8%
		Foreign Government Obligations — 4.0%
USD	9,000,000	Province of Buenos Aires, Reg S, Step Up, 4.00%, due 05/15/35	5,723,539
USD	2,956,000	Republic of Argentina Discount Bond, USD LIBOR + .81%, due 03/31/23 (b)	2,660,400
USD	46,267,254	Republic of Argentina Discount Bond, 8.28%, due 12/31/33 (b)	45,226,241
USD	10,786,557	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	9,697,115
EUR	2,160,205	Republic of Argentina Discount Bond, 7.82%, due 12/31/33 (b)	2,188,680
DEM	4,735,000	Republic of Argentina Discount Bond, Series DM, 6 mo. DEM LIBOR + .81%, due 03/31/23 (b)	2,579,180
USD	5,440,000	Republic of Argentina Par Bond, Step Up, 2.50%, due 12/31/38	2,993,138
EUR	108,400,000	Republic of Argentina Par Bond, Step Up, 2.26%, due 12/31/38 (b)	64,290,092
EUR	47,530,000	Republic of Argentina Par Bond, 2.26%, due 12/31/38 (b)	27,797,672

			163,156,057

		Judgments — 0.8%
USD	32,000,000	Republic of Argentina Discount Bond, Series L-GL, 6 mo. LIBOR + .81%, due 03/31/23 (b)(c)(d)	23,040,000
USD	15,000,000	Republic of Argentina Global Par Bond, Series L-GP, Step Up, 6.00%, due 03/31/23 (b)(c)(d)	10,800,000

			33,840,000

		Total Argentina	196,996,057

		Armenia — 1.0%
		Foreign Government Obligations
USD	31,000,000	Republic of Armenia, 144A, 7.15%, due 03/26/25	31,891,250
USD	8,000,000	Republic of Armenia, Reg S, 6.00%, due 09/30/20	7,970,000

		Total Armenia	39,861,250

		Azerbaijan — 0.6%
		Foreign Government Agency — 0.1%
USD	2,000,000	State Oil Co of the Azerbaijan Republic, Reg S, 6.95%, due 03/18/30	2,137,500

Par Value		Description	Value ($)
		Azerbaijan — continued
		Foreign Government Obligations — 0.5%
USD	23,000,000	Republic of Azerbaijan International Bond, Reg S, 4.75%, due 03/18/24	23,718,750

		Total Azerbaijan	25,856,250

		Bahrain — 0.7%
		Foreign Government Obligations
USD	13,000,000	Bahrain Government International Bond, Reg S, 6.00%, due 09/19/44	12,593,750
USD	17,250,000	Bahrain Government International Bond, Reg S, 6.00%, due 09/19/44	16,710,937

		Total Bahrain	29,304,687

		Belarus — 0.1%
		Foreign Government Obligations
USD	5,000,000	Republic of Belarus, Reg S, 8.95%, due 01/26/18	4,806,250

		Belize — 0.5%
		Foreign Government Obligations
USD	28,986,300	Republic of Belize, Reg S, Step Up, 5.00%, due 02/20/38	21,884,657

		Bosnia & Herzegovina — 0.1%
		Foreign Government Obligations
DEM	7,312,720	Bosnia & Herzegovina, Series A, 6 mo. DEM LIBOR + .81%, 0.88%, due 12/11/17	3,726,623

		Brazil — 3.5%
		Foreign Government Agency — 2.3%
USD	31,000,000	Banco Nacional de Desenvolvimento Economico e Social, Reg S, 5.75%, due 09/26/23	32,488,000
GBP	13,420,000	Petrobras Global Finance BV, 6.25%, due 12/14/26	18,870,237
USD	6,000,000	Petrobras Global Finance BV, 6.88%, due 01/20/40	5,637,000
USD	36,000,000	Petrobras Global Finance BV, 7.25%, due 03/17/44	35,463,600

			92,458,837

		Foreign Government Obligations — 1.2%
USD	20,000,000	Republic of Brazil, 7.13%, due 01/20/37	23,700,000
USD	21,000,000	Republic of Brazil, 8.25%, due 01/20/34	27,247,500

			50,947,500

		Total Brazil	143,406,337

		Chile — 0.5%
		Corporate Debt
USD	17,000,000	Empresa Nacional de Electricidad SA, 8.13%, due 02/01/97	21,143,750

		Colombia — 1.5%
		Foreign Government Agency — 0.8%
USD	19,000,000	Ecopetrol SA, 7.38%, due 09/18/43	20,341,875

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		Colombia — continued
		Foreign Government Agency — continued
USD	14,000,000	Ecopetrol SA, 5.88%, due 05/28/45	12,943,000

			33,284,875

		Foreign Government Obligations — 0.7%
USD	20,000,000	Colombia Government International Bond, 5.63%, due 02/26/44	21,550,000
USD	3,800,000	Republic of Colombia, 11.85%, due 03/09/28 (c)	5,784,258

			27,334,258

		Total Colombia	60,619,133

		Congo Republic (Brazzaville) — 2.1%
		Foreign Government Obligations
USD	95,395,352	Republic of Congo, Reg S, Series INTL, Step Up, 3.50%, due 06/30/29	86,809,770

		Costa Rica — 1.1%
		Foreign Government Agency — 0.3%
USD	12,800,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	10,912,000

		Foreign Government Obligations — 0.8%
USD	3,000,000	Costa Rica Government International Bond, Reg S, 5.63%, due 04/30/43	2,550,000
USD	26,000,000	Costa Rica Government International Bond, 144A, 7.16%, due 03/12/45	26,000,000
USD	7,000,000	Costa Rica Government International Bond, Reg. S, 7.16%, due 03/12/45	7,000,000

			35,550,000

		Total Costa Rica	46,462,000

		Croatia — 1.2%
		Foreign Government Obligations
USD	6,000,000	Croatia Government International Bond, Reg S, 6.38%, due 03/24/21	6,577,500
USD	24,000,000	Croatia Government International Bond, Reg S, 5.50%, due 04/04/23	25,230,000
USD	18,000,000	Croatia Government International Bond, Reg S, 6.00%, due 01/26/24	19,440,000

		Total Croatia	51,247,500

		Dominican Republic — 2.9%
		Asset-Backed Securities — 0.6%
USD	24,697,342	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24 (c)	24,473,953

		Foreign Government Agency — 0.2%
USD	7,370,000	Banco de Reservas de la Republica Dominicana, Reg S, 7.00%, due 02/01/23	7,362,151

		Foreign Government Obligations — 2.1%
USD	8,000,000	Dominican Republic, Reg S, 8.63%, due 04/20/27	9,600,000

Par Value		Description	Value ($)
		Dominican Republic — continued
		Foreign Government Obligations — continued
USD	38,607,000	Dominican Republic Discount Bond, 6 mo. LIBOR + .81%, 1.25%, due 08/30/24	37,448,790
USD	29,000,000	Dominican Republic International Bond, 144A, 6.85%, due 01/27/45	30,087,500
USD	10,000,000	Dominican Republic International Bond, Reg S, 7.45%, due 04/30/44	11,075,000

			88,211,290

		Total Dominican Republic	120,047,394

		Ecuador — 0.1%
		Foreign Government Obligations
USD	6,000,000	Ecuador Government International Bond, 144A, 7.95%, due 06/20/24	5,685,000

		El Salvador — 0.2%
		Foreign Government Obligations
USD	10,000,000	El Salvador Government International Bond, Reg S, 7.63%, due 02/01/41	10,175,000

		Ethiopia — 0.3%
		Foreign Government Obligations
USD	14,000,000	Federal Democratic Republic of Ethiopia, 144A, 6.63%, due 12/11/24	14,052,500

		Gabon — 0.9%
		Foreign Government Obligations
USD	37,500,000	Gabonese Republic, Reg S, 6.38%, due 12/12/24	36,693,750

		Ghana — 0.2%
		Foreign Government Obligations
USD	8,000,000	Republic of Ghana, Reg S, 7.88%, due 08/07/23	7,520,000

		Greece — 0.4%
		Foreign Government Obligations
EUR	28,882,000	Hellenic Republic Government Bond, Step Up, 3.00%, due 02/24/36	15,462,451

		Grenada — 0.1%
		Foreign Government Obligations
USD	9,000,000	Grenada Government International Bond, Step Up, Reg S, 6.00%, due 09/15/25 (b)	2,340,000

		Guatemala — 0.5%
		Foreign Government Obligations
USD	15,500,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	20,576,250

		Honduras — 0.9%
		Foreign Government Obligations
USD	18,875,000	Honduras Government International Bond, Reg S, 7.50%, due 03/15/24	20,573,750

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		Honduras — continued
		Foreign Government Obligations — continued
USD	14,000,000	Republic of Honduras, Reg S, 8.75%, due 12/16/20	15,925,000

		Total Honduras	36,498,750

		Hungary — 1.7%
		Foreign Government Obligations
USD	51,500,000	Hungary Government International Bond, 7.63%, due 03/29/41	72,357,500

		Iceland — 0.3%
		Foreign Government Obligations
USD	11,000,000	Iceland Government International Bond, Reg S, 5.88%, due 05/11/22	12,645,399

		Indonesia — 3.2%
		Foreign Government Agency — 1.3%
USD	28,200,000	Majapahit Holding BV, Reg S, 7.88%, due 06/29/37	34,086,750
USD	8,000,000	Majapahit Holding BV, Reg S, 7.75%, due 01/20/20	9,340,000
USD	10,400,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	10,790,000

			54,216,750

		Foreign Government Obligations — 1.9%
USD	12,500,000	Indonesia Government International Bond, Reg S, 4.63%, due 04/15/43	11,656,250
USD	33,800,000	Indonesia Government International Bond, Reg S, 5.25%, due 01/17/42	33,926,750
USD	12,216,000	Indonesia Government International Bond, Reg S, 6.63%, due 02/17/37	14,140,020
USD	16,784,000	Indonesia Government International Bond, Reg S, 6.75%, due 01/15/44	20,350,600

			80,073,620

		Total Indonesia	134,290,370

		Iraq — 0.3%
		Foreign Government Obligations
USD	15,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28	12,375,000

		Israel — 1.0%
		Foreign Government Agency
USD	7,243,000	Israel Electric Corp., Ltd., Reg S, 7.88%, due 12/15/26	9,180,503
USD	12,143,000	Israel Electric Corp., Ltd., Reg S, 8.10%, due 12/15/96	12,689,435
JPY	2,500,000,000	Israel Electric Corp., Ltd., 4.10%, due 01/14/32	19,538,331

		Total Israel	41,408,269

Par Value		Description	Value ($)
		Ivory Coast — 0.6%
		Foreign Government Obligations
USD	25,265,000	Ivory Coast Government International Bond, Reg S, Step Up, 5.75%, due 12/31/32	24,128,075

		Jamaica — 0.3%
		Foreign Government Agency — 0.1%
USD	5,000,000	National Road Operating & Construction Co. Ltd., Reg S, 9.38%, due 11/10/24	5,625,000

		Foreign Government Obligations — 0.2%
USD	6,100,000	Jamaica Government International Bond, 7.63%, due 07/09/25	6,793,875

		Total Jamaica	12,418,875

		Kazakhstan — 0.7%
		Foreign Government Agency — 0.4%
USD	18,000,000	KazMunayGas National Co. JSC, 144A, 6.00%, due 11/07/44	15,354,000

		Foreign Government Obligations — 0.3%
USD	5,000,000	Kazakhstan Government International Bond, 144A, 4.88%, due 10/14/44	4,481,250
USD	10,000,000	Kazakhstan Government International Bond, Reg S, 4.88%, due 10/14/44	8,962,500

			13,443,750

		Total Kazakhstan	28,797,750

		Kenya — 0.4%
		Foreign Government Obligations
USD	17,000,000	Kenya Government International Bond, 144A, 6.88%, due 06/24/24	17,765,000

		Latvia — 0.1%
		Foreign Government Obligations
USD	4,000,000	Republic of Latvia, Reg S, 5.25%, due 06/16/21	4,585,000

		Lithuania — 0.3%
		Foreign Government Obligations
USD	11,500,000	Republic of Lithuania, Reg S, 6.63%, due 02/01/22	14,030,000

		Macedonia — 0.3%
		Foreign Government Obligations
EUR	11,000,000	FYR Macedonia Bond, 144A, 3.98%, due 07/24/21	11,842,997

		Malaysia — 0.6%
		Foreign Government Agency
USD	25,000,000	Petronas Capital Ltd., 144A, 4.50%, due 03/18/45	25,406,287

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		Mexico — 8.8%
		Foreign Government Agency — 2.9%
USD	51,000,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	57,273,000
USD	35,000,000	Petroleos Mexicanos, 144A, 5.63%, due 01/23/46	34,387,500
USD	1,360,000	Petroleos Mexicanos, 9.50%, due 09/15/27	1,737,400
USD	26,500,000	Petroleos Mexicanos, 6.38%, due 01/23/45	28,755,150

			122,153,050

		Foreign Government Obligations — 5.9%
USD	234,258,000	United Mexican States, 5.75%, due 10/12/2110	243,921,142

		Total Mexico	366,074,192

		Mongolia — 0.4%
		Foreign Government Obligations
USD	18,600,000	Mongolia Government International Bond, Reg S, 5.13%, due 12/05/22	16,833,000

		Montenegro — 0.1%
		Foreign Government Obligations
EUR	2,000,000	Montenegro Government International Bond, 7.25%, due 04/08/16	2,274,481

		Morocco — 0.8%
		Foreign Government Agency
USD	32,000,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	34,680,000

		Nigeria — 0.4%
		Foreign Government Obligations
USD	6,100,000	Nigeria Government International Bond, Reg S, 6.75%, due 01/28/21	6,389,750
USD	8,400,000	Nigeria Government International Bond, Reg S, 6.38%, due 07/12/23	8,610,000

		Total Nigeria	14,999,750

		Pakistan — 0.8%
		Foreign Government Obligations
USD	32,500,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	31,362,500

		Panama — 1.0%
		Foreign Government Obligations
USD	12,000,000	Panama Government International Bond, 3.75%, due 03/16/25	12,045,000
USD	7,295,000	Panama Government International Bond, 8.13%, due 04/28/34	9,994,150
USD	23,408,000	Panama Government International Bond, 4.30%, due 04/29/53	21,476,840

		Total Panama	43,515,990

		Paraguay — 0.3%
		Foreign Government Obligations
USD	11,000,000	Republic of Paraguay, 144A, 6.10%, due 08/11/44	11,797,500

Par Value		Description	Value ($)
		Peru — 1.2%
		Foreign Government Agency — 0.2%
USD	12,452,000	Peru Enhanced Pass-Through Finance Ltd., Reg S, Zero Coupon, due 06/02/25	9,376,356

		Foreign Government Obligations — 1.0%
USD	5,000,000	Peru Par Bond, Series 30 Yr., Step Up, 4.00%, due 03/07/27 (c)	5,000,000
USD	29,000,000	Republic of Peru, 5.63%, due 11/18/50	34,075,000

			39,075,000

		Total Peru	48,451,356

		Philippines — 3.2%
		Foreign Government Agency — 2.4%
USD	25,651,000	Central Bank of Philippines, Series A, 8.60%, due 06/15/27	35,783,145
USD	40,550,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	62,903,187

			98,686,332

		Foreign Government Obligations — 0.8%
USD	26,720,000	Republic of Philippines, 6.38%, due 01/15/32	35,938,400

		Total Philippines	134,624,732

		Qatar — 0.2%
		Foreign Government Obligations
USD	5,000,000	Qatar Government International Bond, Reg S, 5.75%, due 01/20/42	6,223,875

		Romania — 0.5%
		Foreign Government Obligations
USD	16,000,000	Romanian Government International Bond, Reg S, 6.13%, due 01/22/44	19,400,000

		Russia — 4.9%
		Foreign Government Agency — 2.2%
USD	27,000,000	Gazprom Neft OAO Via GPN Capital SA, Reg S, 4.38%, due 09/19/22	23,422,500
USD	38,800,000	Gazprom OAO Via Gaz Capital SA, Reg S, 8.63%, due 04/28/34	44,280,500
USD	23,000,000	Sberbank of Russia Via SB Capital SA, Reg S, 5.13%, due 10/29/22	20,872,500
USD	3,000,000	Sberbank of Russia Via SB Capital SA, Reg S, 5.72%, due 06/16/21	2,943,870

			91,519,370

		Foreign Government Obligations — 2.7%
USD	30,200,000	Russian Foreign Bond, Reg S, 5.63%, due 04/04/42	29,143,000
USD	85,000,000	Russian Foreign Bond, Reg S, 5.88%, due 09/16/43	83,937,500

			113,080,500

		Total Russia	204,599,870

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		Rwanda — 0.1%
		Foreign Government Obligations
USD	5,000,000	Rwanda International Government Bond, Reg. S, 6.63%, due 05/02/23	5,088,125

		Senegal — 0.2%
		Foreign Government Obligations
USD	8,750,000	Republic of Senegal, Reg S, 8.75%, due 05/13/21	9,800,000

		Serbia — 0.8%
		Foreign Government Obligations
USD	24,000,000	Republic of Serbia, 7.25%, due 09/28/21	27,540,000
USD	4,880,853	Republic of Serbia, Reg S, Step Up, 6.75%, due 11/01/24	4,966,268

		Total Serbia	32,506,268

		Slovenia — 0.4%
		Foreign Government Obligations
USD	15,000,000	Slovenia Government International Bond, Reg S, 5.85%, due 05/10/23	17,492,957

		South Africa — 1.6%
		Foreign Government Agency — 0.5%
USD	19,000,000	Eskom Holdings SOC Ltd., 144A, 7.13%, due 02/11/25	19,617,500
ZAR	163,000,000	Eskom Holdings SOC Ltd., Zero Coupon, due 12/31/32	1,600,507
ZAR	20,000,000	Transnet Ltd., 13.50%, due 04/18/28	1,969,822

			23,187,829

		Foreign Government Obligations — 1.1%
USD	15,000,000	South Africa Government International Bond, 5.88%, due 09/16/25	16,987,500
USD	26,000,000	South Africa Government International Bond, 5.38%, due 07/24/44	27,072,500
			44,060,000

		Total South Africa	67,247,829

		South Korea — 0.4%
		Foreign Government Agency
USD	8,000,000	Export-Import Bank of Korea, 5.13%, due 06/29/20	9,048,429
USD	8,000,000	Korea Hydro & Nuclear Power Co. Ltd., Reg S, 4.75%, due 07/13/21	8,981,544

		Total South Korea	18,029,973

		Sri Lanka — 1.1%
		Foreign Government Obligations
USD	8,500,000	Sri Lanka Government International Bond, Reg S, 6.25%, due 07/27/21	8,638,125
USD	19,150,000	Sri Lanka Government International Bond, Reg S, 5.88%, due 07/25/22	19,006,375
USD	19,000,000	Sri Lanka Government International Bond, Reg S, 6.13%, due 06/03/25	19,000,000

		Total Sri Lanka	46,644,500

Par Value		Description	Value ($)
		Thailand — 0.3%
		Foreign Government Agency
USD	7,000,000	PTT PCL, Reg S, 4.50%, due 10/25/42	6,430,580
USD	4,000,000	PTTEP Canada International Finance Ltd., Reg S, 5.69%, due 04/05/21	4,502,504

		Total Thailand	10,933,084

		Trinidad And Tobago — 0.2%
		Foreign Government Agency
USD	6,000,000	Petroleum Company of Trinidad and Tobago Ltd., Reg S, 9.75%, due 08/14/19	7,050,000

		Tunisia — 1.5%
		Foreign Government Agency
JPY	7,000,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30	49,118,157
JPY	2,000,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31	13,812,996

		Total Tunisia	62,931,153

		Turkey — 4.1%
		Foreign Government Obligations
EUR	18,000,000	Republic of Turkey, 4.35%, due 11/12/21	21,698,993
USD	64,000,000	Republic of Turkey, 6.75%, due 05/30/40	77,040,000
USD	58,000,000	Republic of Turkey, 6.63%, due 02/17/45	69,745,000

		Total Turkey	168,483,993

		Ukraine — 0.5%
		Foreign Government Obligations
USD	4,000,000	City of Kyiv Via Kyiv Finance PLC, Reg S, 9.38%, due 07/11/16	1,807,160
USD	36,381,000	Ukraine Government International Bond, Reg S, 7.95%, due 02/23/21	17,462,880

		Total Ukraine	19,270,040

		United States — 4.7%
		Asset-Backed Securities — 1.0%
USD	2,166,204	Aircraft Finance Trust, Series 99-1A, Class A1, 1 mo. LIBOR + .48%, 0.67%, due 05/15/24	595,706
USD	449,091	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.62%, due 10/25/30	397,338
USD	9,858,619	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, 1 mo. LIBOR + .24%, 0.43%, due 12/15/35 ¿	9,104,435
USD	5,969,284	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, 1 mo. LIBOR + .24%, 0.43%, due 12/15/35 ¿	4,297,884
USD	4,241,345	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XL, 1 mo. LIBOR + .20%, 0.39%, due 05/15/36 ¿	3,469,845
USD	9,721,672	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.34%, due 10/25/36 ¿	6,027,437
USD	1,711,508	Morgan Stanley Capital, Inc., Series 06-NC3, Class A2C, 1 mo. LIBOR + .17%, 0.35%, due 03/25/36 ¿	1,702,950

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		United States — continued
		Asset-Backed Securities — continued
USD	12,356,258	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.33%, due 11/25/36 ¿	6,610,598
USD	12,521,008	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, 1 mo. LIBOR + .22%, 0.40%, due 11/25/36 ¿	6,525,949
USD	6,717,667	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, 1 mo. LIBOR + .36%, 0.54%, due 04/25/37 ¿	3,358,833

			42,090,975

		U.S. Government — 3.7%
USD	73,012,100	U.S. Treasury Inflation Indexed Note, 0.13%, due 01/15/22 (e)(f)(g)	72,869,507
USD	80,000,000	U.S. Treasury Note, 1.50%, due 06/30/16	81,006,240

			153,875,747

		Total United States	195,966,722

		Uruguay — 1.2%
		Foreign Government Obligations
USD	36,000,000	Uruguay Government International Bond, 5.10%, due 06/18/50	36,270,000
USD	15,000,000	Uruguay Government International Bond, 4.13%, due 11/20/45	13,556,250

		Total Uruguay	49,826,250

		Venezuela — 5.5%
		Foreign Government Agency — 3.4%
USD	89,108,000	Electricidad de Caracas Finance BV, 8.50%, due 04/10/18	40,989,680
USD	83,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26	30,552,300
USD	173,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24	65,869,750
USD	8,000,000	Petroleos de Venezuela SA, Reg S, 9.00%, due 11/17/21	3,484,000

			140,895,730

		Foreign Government Obligations — 2.1%
USD	62,100,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20	24,684,750
USD	6,000,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19	2,550,000
USD	144,050,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23	58,700,375

			85,935,125

		Total Venezuela	226,830,855

		Vietnam — 0.4%
		Foreign Government Agency — 0.3%
USD	18,804,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	10,624,260

Par Value		Description	Value ($)
		Vietnam — continued
		Foreign Government Obligations — 0.1%
USD	5,000,000	Socialist Republic of Vietnam, Series 30 Yr., 6 mo. LIBOR + .81%, 1.25%, due 03/13/28	4,212,500

		Total Vietnam	14,836,760

		Zambia — 0.9%
		Foreign Government Obligations
USD	32,360,000	Zambia Government International Bond, Reg S, 8.50%, due 04/14/24	34,867,900
USD	3,000,000	Zambia Government International Bond, Reg S, 5.38%, due 09/20/22	2,756,250

		Total Zambia	37,624,150

		TOTAL DEBT OBLIGATIONS (COST $3,258,515,430)	3,378,153,530

		LOAN ASSIGNMENTS — 0.2%

		Dominican Republic — 0.0%
USD	400,015	Dominican Republic, 6 mo. LIBOR + 1.75%, 2.09%, due 08/15/15	393,655

		Indonesia — 0.2%
USD	1,755,000	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.19%, due 12/14/19	1,658,475
USD	1,755,000	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.19%, due 12/14/19	1,658,475
USD	2,340,000	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.19%, due 12/14/19	2,211,300
USD	1,275,219	Republic of Indonesia Loan Agreement, dated September 14, 1994, 6 mo. LIBOR + .88%, 1.25%, due 12/16/19	1,179,577
EUR	1,175,085	Republic of Indonesia, Indonesia Paris Club Debt, 4.00%, due 06/01/21	1,032,477

		Total Indonesia	7,740,304

		TOTAL LOAN ASSIGNMENTS (COST $7,646,320)	8,133,959

		LOAN PARTICIPATIONS — 1.7%

		Angola — 0.8%
USD	15,000,000	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 6.60%, due 12/13/23	14,700,000
USD	18,000,000	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 1.00%, due 12/20/23	17,640,000

		Total Angola	32,340,000

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value / Shares		Description	Value ($)
		Egypt — 0.0%
CHF	1,307,581	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (c)	1,085,238

		Indonesia — 0.2%
USD	7,040,409	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR +.88%, 1.21%, due 09/29/19	6,494,777

		Iraq — 0.5%
JPY	3,767,464,380	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), Zero Coupon, due 01/01/28	19,622,893
JPY	492,267,145	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), Zero Coupon, due 01/01/28	2,537,739

		Total Iraq	22,160,632

		Russia — 0.0%
EUR	57,042,402	Russian Foreign Trade Obligations (Participation with GML International Ltd.), Zero Coupon, due 01/01/50 (c)	1,396,771

		Vietnam — 0.2%
JPY	1,058,990,936	Socialist Republic of Vietnam Loan Agreement (Participation with Deutsche Bank), 6 mo. JPY LIBOR + .60%, 0.74%, due 09/01/17	7,775,092

		TOTAL LOAN PARTICIPATIONS (COST $92,430,609)	71,252,510

		MUTUAL FUNDS — 2.1%

		United States
		Affiliated Issuers
	568,012	GMO Debt Opportunities Fund, Class VI	14,177,572
	2,840,326	GMO U.S. Treasury Fund	71,008,143

		TOTAL MUTUAL FUNDS (COST $82,857,426)	85,185,715

		RIGHTS/WARRANTS — 0.8%

		Argentina — 0.6%
EUR	298,220,524	Republic of Argentina GDP Linked, Expires 12/15/35 (h)	28,659,366

		Nigeria — 0.8%
	25,000	Central Bank of Nigeria Oil Warrants, Expires 11/20/15	3,250,000

		Uruguay — 0.0%
	4,000,000	Banco Central Del Uruguay Value Recovery Rights, VRRB, Expires 01/02/21 *(c)	—

Shares / Par Value ($)	Description	Value ($)
	Venezuela — 0.1%
438,235	Republic of Venezuela Oil Warrants, Expires 04/20/20	3,389,017

	TOTAL RIGHTS/WARRANTS (COST $39,890,502)	35,298,383

	SHORT-TERM INVESTMENTS — 17.2%

	Money Market Funds — 0.6%
23,162,575	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (i)	23,162,575

	TOTAL MONEY MARKET FUNDS (COST $23,162,575)	23,162,575

	U.S. Government — 16.6%
12,000,000	U.S. Treasury Bill, 0.00%, due 07/23/15 (j)(k)	11,999,916
50,000,000	U.S. Treasury Bill, 0.00%, due 08/20/15 (j)(k)	49,999,450
51,000,000	U.S. Treasury Bill, 0.02%, due 09/24/15 (e)(g)(j)	50,997,144
15,000,000	U.S. Treasury Bill, 0.03%, due 10/08/15 (j)	14,998,515
15,000,000	U.S. Treasury Bill, 0.04%, due 10/29/15 (j)	14,997,810
10,000,000	U.S. Treasury Bill, 0.05%, due 11/05/15 (j)	9,997,930
187,000,000	U.S. Treasury Bill, 0.10%, due 01/07/16 (j)	186,888,548
70,000,000	U.S. Treasury Note, 0.25%, due 09/15/15	70,038,290
40,000,000	U.S. Treasury Note, 0.25%, due 09/30/15	40,015,640
70,000,000	U.S. Treasury Note, 0.38%, due 08/31/15	70,049,210
90,000,000	U.S. Treasury Note, 0.38%, due 01/15/16	90,119,520
25,000,000	U.S. Treasury Note, 1.75%, due 07/31/15	25,070,300
55,000,000	U.S. Treasury Note, 1.88%, due 06/30/15	55,077,330

	TOTAL U.S. GOVERNMENT (COST $690,214,210)	690,249,603

	TOTAL SHORT-TERM INVESTMENTS (COST $713,376,785)	713,412,178

	TOTAL INVESTMENTS —103.5% (Cost $4,194,717,072)	4,291,436,275
	Other Assets and Liabilities (net) — (3.5%)	(145,546,613)

	TOTAL NET ASSETS — 100.0%	$4,145,889,662

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

A summary of outstanding financial instruments at May 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/22/2015	BOA	EUR	40,002,000	USD	43,090,594	$(854,891)
06/22/2015	DB	EUR	40,000,000	USD	43,136,000	(807,288)
06/22/2015	GS	EUR	40,002,000	USD	43,094,835	(850,650)
06/22/2015	JPM	EUR	39,996,000	USD	43,060,494	(878,400)
06/26/2015	GS	JPY	5,500,000,000	USD	45,957,534	1,629,230
06/26/2015	GS	USD	39,538,992	JPY	4,700,000,000	(1,658,442)

						$(3,420,441)

Reverse Repurchase Agreements

Face Value		Description	Market Value
USD	115,319,949	JP Morgan Securities, Inc., (2.80%), dated 05/31/15, to be repurchased on demand at face value plus accrued interest. (l)	$(115,259,545)

		Average balance outstanding	$(31,316,472)
		Average interest rate	1.64%

		Maximum balance outstanding	$(120,771,512)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Written Options

Credit Linked Options

Principal Amount			Expiration Date	Descriptions	Premiums	Market Value
Put Sold	USD	43,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option Swap, Fund receives premium of 0.30% (OTC) (CP-DB) (c)	$220,375	$(177,188)
Put Sold	USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option Swap, Fund receives premium of 0.44% (OTC) (CP-DB) (c)	1,146,445	(2,020,520)
Put Sold	USD	62,000,000	03/21/2017	Lebanese Republic Credit Linked Put Option Swap, Fund receives premium of 0.50% (OTC) (CP-DB) (c)	706,111	438,077
Put Sold	USD	45,000,000	01/20/2021	Republic of Philippines Credit Linked Put Option Swap, Fund receives premium of 0.25% (OTC) (CP-DB) (c)	101,875	68,242
Put Sold	USD	70,000,000	04/03/2018	Turkiye Cumhuriyeti Ziraat Bankasi A.S. Credit Linked Put Option Swap, Fund receives premium of 0.40% (OTC) (CP-DB) (c)	569,333	(76,101)
Put Sold	USD	70,000,000	07/14/2017	Turkiye Is Bankasi A.S. Credit Linked Put Option Swap, Fund receives premium of 0.40% (OTC) (CP-DB) (c)	646,333	(26,304)

					$3,390,472	$(1,793,794)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Swap Contracts

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
28,200,000	USD	6/20/2015	BCLY	(Pay)	5.00%	N/A	CDX 13 Emerging Sovereign	N/A		$(238,917)
37,600,000	USD	6/20/2015	BCLY	(Pay)	5.00%	N/A	CDX 13 Emerging Sovereign	N/A		(318,556)
10,340,000	USD	6/20/2015	DB	(Pay)	5.00%	N/A	CDX 13 Emerging Sovereign	N/A		(87,603)
17,000,000	USD	6/20/2015	JPM	(Pay)	5.00%	23.53%	Venezuela CDS	N/A		25,376
6,000,000	USD	9/20/2015	JPM	(Pay)	5.00%	24.52%	Republic of Venezuela	N/A		293,978
15,000,000	USD	9/20/2015	BCLY	(Pay)	1.00%	0.6%	Republic of Colombia	N/A		(48,177)
15,000,000	USD	2/20/2016	CITI	(Pay)	2.16%	0.60%	Republic of Colombia	N/A		(260,777)
56,700,000,000	COP	2/20/2016	CITI	Receive	1.46%	0.43%	Republic of Colombia	56,700,000,000	COP	254,977
25,000,000	USD	4/20/2016	CITI	(Pay)	1.90%	0.60%	Republic of Colombia	N/A		(344,546)
114,800,000,000	COP	4/20/2016	CITI	Receive	1.33%	0.46%	Republic of Colombia	114,800,000,000	COP	412,417
5,500,000	EUR	6/17/2016	DB	Receive	5.60%	7.66%	Republic of Angola	5,500,000	EUR	205,375
20,000,000	USD	8/20/2016	CITI	(Pay)	2.15%	0.68%	Republic of Colombia	N/A		(481,383)
56,950,000,000	COP	11/20/2015	CITI	Receive	1.81%	0.37%	Republic of Colombia	56,950,000,000	COP	162,748
97,680,000,000	COP	8/20/2016	CITI	Receive	1.51%	0.52%	Republic of Colombia	97,680,000,000	COP	609,779
19,500,000	USD	3/20/2017	DB	Receive	5.00%	42.23%	Bolivarian Republic of Venezuela	19,500,000	USD	(8,644,996)
32,000,000	PEN	5/20/2017	DB	Receive	0.79%	0.59%	Republic of Peru	32,000,000	PEN	39,423
2,500,000	USD	5/20/2017	DB	(Pay)	1.05%	0.8%	Republic of Peru	N/A		(12,875)
4,500,000	USD	7/20/2017	JPM	Receive	3.30%	6.4%	Republic of Jamaica	4,500,000	USD	(221,974)
25,000,000	USD	12/20/2017	JPM	Receive	5.00%	174.36%	Government of Ukraine	25,000,000	USD	(12,843,305)
5,400,000	EUR	3/20/2018	DB	Receive	1.00%	4.55%	Republic of Macedonia	5,400,000	EUR	(539,527)
44,000,000	USD	6/20/2019	JPM	(Pay)	1.00%	2.32%	Republic of Croatia	N/A		2,137,448
50,000,000	USD	6/20/2019	JPM	(Pay)	1.00%	2.05%	Republic of Brazil	N/A		1,914,702
6,000,000	USD	3/20/2020	BCLY	Receive	1.00%	2.54%	Republic of Croatia	6,000,000	USD	(401,325)
6,000,000	USD	6/20/2020	DB	Receive	1.00%	2.80%	Commonwealth of Bahamas	6,000,000	USD	(478,541)
57,000,000	USD	12/20/2020	DB	Receive	1.00%	3.07%	Commonwealth of Bahamas	57,000,000	USD	(5,630,193)
42,000,000	EUR	12/20/2020	DB	(Pay)	1.00%	2.78%	Commonwealth of Bahamas	N/A		4,062,558
30,000,000	USD	3/20/2023	JPM	Receive	1.00%	2.41%	Republic of Turkey	30,000,000	USD	(2,808,631)
40,000,000	USD	6/20/2023	JPM	Receive	1.00%	2.97%	Republic of Croatia	40,000,000	USD	(5,245,358)
200,000,000	USD	6/20/2023	DB	(Pay)	1.00%	2.97%	Republic of Croatia	N/A		26,226,788
160,000,000	EUR	6/20/2023	DB	Receive	1.00%	2.87%	Republic of Croatia	160,000,000	EUR	(23,046,767)
6,000,000	USD	6/20/2023	DB	Receive	1.00%	3.29%	Commonwealth of Bahamas	6,000,000	USD	(875,684)
3,000,000	USD	6/20/2023	DB	Receive	1.00%	3.29%	Commonwealth of Bahamas	3,000,000	USD	(437,842)
25,000,000	USD	9/20/2023	JPM	Receive	1.00%	2.44%	Republic of South Africa	25,000,000	USD	(2,512,656)
24,000,000	USD	3/20/2024	JPM	Receive	1.00%	1.56%	Republic of Malaysia	24,000,000	USD	(977,710)
22,750,000	USD	6/20/2024	JPM	Receive	1.00%	2.79%	Republic of Brazil	22,750,000	USD	(2,971,557)
27,250,000	USD	6/20/2024	JPM	Receive	1.00%	2.79%	Republic of Brazil	27,250,000	USD	(3,559,337)
60,000,000	USD	6/20/2024	JPM	Receive	1.00%	1.31%	Republic of China	60,000,000	USD	(1,345,227)
25,000,000	USD	3/20/2025	GS	Receive	1.00%	1.32%	Republic of China	25,000,000	USD	(625,353)
91,000,000	USD	6/20/2025	DB	Receive	1.00%	4.98%	Commonwealth of Bahamas	91,000,000	USD	(10,365,895)
68,000,000	EUR	6/20/2025	DB	(Pay)	1.00%	4.64%	Commonwealth of Bahamas	N/A		7,779,357
10,000,000	USD	6/20/2025	GS	Receive	1.00%	2.30%	Indonesia	10,000,000	USD	(1,029,588)
25,000,000	USD	6/20/2025	GS	Receive	1.00%	2.30%	Indonesia	25,000,000	USD	(2,573,971)
40,000,000	USD	3/20/2030	JPM	Receive	1.00%	2.9%	Republic of Brazil	40,000,000	USD	(7,618,885)
20,000,000	USD	9/20/2031	GS	(Pay)	1.00%	1.74%	United Mexican States	N/A		1,725,128

										$(50,697,102)

							Premiums to (Pay) Receive			$41,629,666

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

^	Receive - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	As of May 31, 2015, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Cross-Currency Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
14,000,000,000	JPY	4/28/2025	GS	3 Month JPY LIBOR (0.22)%	3 Month USD LIBOR	$4,833,839

					Premiums to (Pay) Receive	$—

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
100,000,000	USD	11/24/2044	CSS (m)	(Pay)	3.02%	3 Month USD LIBOR	$(8,812,976)

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of May 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CP - Counterparty

DEM LIBOR - London Interbank Offered Rate denominated in Deutsche Marks.

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

GDP - Gross Domestic Product

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

LIBOR - London Interbank Offered Rate

OTC - Over-the-Counter

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

VRRB - Variable Rate Reduction Bond

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at May 31, 2015, which are subject to change based on the terms of the security.

* Non-income producing security.

¿	These securities are primarily backed by subprime mortgages.
(a)	Security is backed by U.S. Treasury Bonds.
(b)	Security is in default.
(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(d)	Security represents a judgment against the Government of Argentina (“Argentina”) relating to Argentina’s failure to make payments on sovereign debt held by the Fund. See “Other matters” in Notes to Financial Statements for additional information.
(e)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.
(f)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.
(g)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.
(h)	Security is linked to Argentina Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.
(i)	The rate disclosed is the 7 day net yield as of May 31, 2015. Note: Yield rounds to 0.00%.
(j)	The rate shown represents yield-to-maturity.
(k)	Rate rounds to 0.00%.
(l)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.
(m)	Swap was cleared through the CME Group.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

CSS - Credit Suisse Securities (USA) LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

Currency Abbreviations:

CHF - Swiss Franc

COP - Colombian Peso

DEM - Deutsche Mark

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

PEN - Peruvian Sol

USD - United States Dollar

ZAR - South African Rand

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 67.0%

		Belgium — 1.4%
		Foreign Government Obligations
EUR	200,000	Belgium Government Bond, Reg S, 4.25%, due 09/28/21	274,230
EUR	150,000	Belgium Government Bond, Reg S, 5.00%, due 03/28/35	269,014

		Total Belgium	543,244

		Canada — 4.1%
		Foreign Government Obligations
CAD	2,000,000	Government of Canada, 1.50%, due 06/01/23	1,618,004

		France — 4.9%
		Foreign Government Obligations
EUR	990,000	Government of France, 3.25%, due 10/25/21	1,289,232
EUR	360,000	Government of France, 4.50%, due 04/25/41	651,097

		Total France	1,940,329

		Italy — 6.9%
		Foreign Government Obligations
EUR	460,000	Buoni Poliennali Del Tesoro, 4.75%, due 05/01/17	549,584
EUR	1,230,000	Buoni Poliennali Del Tesoro, 3.75%, due 05/01/21	1,547,804
EUR	470,000	Republic of Italy, Reg S, 4.00%, due 02/01/37	622,337

		Total Italy	2,719,725

		Japan — 14.5%
		Foreign Government Obligations
JPY	394,600,000	Japan Government Ten Year Bond, 1.30%, due 09/20/19	3,347,362
JPY	173,200,000	Japan Government Thirty Year Bond, 2.40%, due 12/20/34	1,693,509
JPY	82,000,000	Japan Government Thirty Year Bond, 1.70%, due 12/20/43	698,483

		Total Japan	5,739,354

		Netherlands — 1.2%
		Foreign Government Obligations
EUR	40,000	Netherlands Government Bond, Reg S, 4.00%, due 07/15/19	51,153
EUR	250,000	Netherlands Government Bond, 5.50%, due 01/15/28	428,222

		Total Netherlands	479,375

		Spain — 3.8%
		Foreign Government Obligations
EUR	360,000	Government of Spain, 2.10%, due 04/30/17	410,330
EUR	530,000	Government of Spain, 144A, 5.50%, due 04/30/21	727,804
EUR	260,000	Government of Spain, 144A, 4.20%, due 01/31/37	354,634

		Total Spain	1,492,768

Par Value / Shares / Principal Amount		Description	Value ($)
		United Kingdom — 6.2%
		Foreign Government Obligations
GBP	200,000	United Kingdom Gilt, Reg. S, 1.75%, due 01/22/17	311,907
GBP	620,000	United Kingdom Gilt, Reg. S, 1.75%, due 07/22/19	970,787
GBP	650,000	United Kingdom Gilt, Reg. S, 3.50%, due 01/22/45	1,194,963

		Total United Kingdom	2,477,657

		United States — 24.0%
		U.S. Government
USD	651,752	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15 (a)(b)	655,978
USD	10,000,000	U.S. Treasury Principal Strip Bond, due 11/15/21	8,870,360

		Total United States	9,526,338

		TOTAL DEBT OBLIGATIONS (COST $26,794,611)	26,536,794

		MUTUAL FUNDS — 30.5%

		United States
		Affiliated Issuers
	78,471	GMO Debt Opportunities Fund, Class VI	1,958,647
	218,398	GMO Emerging Country Debt Fund, Class IV	2,105,361
	155,800	GMO U.S. Treasury Fund	3,895,000
	267,578	GMO World Opportunity Overlay Fund	4,136,752

		TOTAL MUTUAL FUNDS (COST $11,188,194)	12,095,760

		OPTIONS PURCHASED — 3.9%

		Currency Options — 1.4%
EUR	309,000	EUR Call/USD Put, Expires 07/23/15, Strike 1.16, (OTC) (CP-DB)	782
EUR	75,000	EUR Call/USD Put, Expires 08/06/15, Strike 1.15, (OTC) (CP-DB)	290
EUR	342,000	EUR Call/USD Put, Expires 06/19/15, Strike 1.06, (OTC) (CP-GS)	12,903
EUR	487,000	EUR Call/USD Put, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	28,089
EUR	2,472,000	EUR Call/USD Put, Expires 07/21/15, Strike 1.16, (OTC) (CP-DB)	4,569
EUR	493,000	EUR Call/USD Put, Expires 06/18/15, Strike 1.08, (OTC) (CP-JPM)	12,245
EUR	354,000	EUR Call/USD Put, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	14,507
EUR	512,000	EUR Call/USD Put, Expires 06/18/15, Strike 1.09, (OTC) (CP-GS)	9,833
EUR	153,000	EUR Call/USD Put, Expires 03/23/16, Strike 1.11, (OTC) (CP-JPM)	6,360
EUR	177,000	EUR Call/USD Put, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	7,253

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Currency Options — continued
EUR	150,000	EUR Call/USD Put, Expires 03/22/16, Strike 1.09, (OTC) (CP-JPM)	7,405
EUR	153,000	EUR Put/USD Call, Expires 03/23/16, Strike 1.11, (OTC) (CP-JPM)	6,589
EUR	500,000	EUR Put/USD Call, Expires 10/28/15, Strike 1.07, (OTC) (CP-JPM)	9,209
EUR	309,000	EUR Put/USD Call, Expires 07/23/15, Strike 1.16, (OTC) (CP-DB)	18,880
EUR	49,000	EUR Put/USD Call, One-Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	20,181
EUR	833,000	EUR Put/USD Call, Expires 10/29/15, Strike 1.07, (OTC) (CP-JPM)	15,419
EUR	75,000	EUR Put/USD Call, Expires 08/06/15, Strike 1.15, (OTC) (CP-DB)	4,440
EUR	147,000	EUR Put/USD Call, Expires 06/19/15, Strike 1.01, (OTC) (CP-JPM)	7
EUR	978,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	10,162
EUR	342,000	EUR Put/USD Call, Expires 06/19/15, Strike 1.06, (OTC) (CP-GS)	799
EUR	487,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	15,365
EUR	974,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	11,904
EUR	150,000	EUR Put/USD Call, Expires 03/22/16, Strike 1.09, (OTC) (CP-JPM)	5,589
EUR	512,000	EUR Put/USD Call, Expires 06/18/15, Strike 1.09, (OTC) (CP-GS)	3,704
EUR	177,000	EUR Put/USD Call, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	3,120
EUR	493,000	EUR Put/USD Call, Expires 06/18/15, Strike 1.08, (OTC) (CP-JPM)	2,449
EUR	354,000	EUR Put/USD Call, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	6,240
EUR	1,750,000	EUR Put/USD Call, Expires 10/21/15, Strike 1.02, (OTC) (CP-JPM)	14,498
EUR	1,126,000	EUR Put/USD Call, Expires 07/29/15, Strike 1.05, (OTC) (CP-JPM)	7,163
EUR	1,031,000	EUR Put/USD Call, Expires 10/22/15, Strike 1.03, (OTC) (CP-JPM)	11,049
EUR	1,370,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-GS)	30,704
EUR	49,000	EUR Put/USD Call, One-Touch Binary Option, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	19,643
EUR	1,208,000	EUR Put/USD Call, Expires 02/04/16, Strike 1.03, (OTC) (CP-GS)	20,505
EUR	35,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	14,607
EUR	15,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	6,260
EUR	49,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/24/16, Strike 1.10, (OTC) (CP-DB)	20,450

Principal Amount		Description	Value ($)
		Currency Options — continued
GBP	107,000	GBP Call/USD Put, Expires 08/20/15, Strike 1.55, (OTC) (CP-JPM)	1,612
GBP	214,000	GBP Call/USD Put, Expires 08/20/15, Strike 1.54, (OTC) (CP-JPM)	3,434
GBP	900,000	GBP Call/USD Put, Expires 11/16/15, Strike 1.56, (OTC) (CP-GS)	17,307
GBP	1,043,000	GBP Put/USD Call, Expires 07/09/15, Strike 1.43, (OTC) (CP-JPM)	507
GBP	107,000	GBP Put/USD Call, Expires 08/20/15, Strike 1.55, (OTC) (CP-JPM)	3,582
GBP	214,000	GBP Put/USD Call, Expires 08/20/15, Strike 1.54, (OTC) (CP-JPM)	6,861
USD	365,000	USD Call/BRL Put, Expires 03/22/16, Strike 3.56, (OTC) (CP-JPM)	20,301
USD	146,000	USD Call/BRL Put, Expires 03/22/16, Strike 3.55, (OTC) (CP-JPM)	8,225
USD	225,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	8,406
USD	225,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	7,983
USD	365,000	USD Call/CHF Put, Expires 06/22/15, Strike 0.97, (OTC) (CP-GS)	861
USD	359,000	USD Call/JPY Put, Expires 06/01/15, Strike 119.32, (OTC) (CP-GS)	13,880
USD	365,000	USD Put/BRL Call, Expires 03/22/16, Strike 3.56, (OTC) (CP-JPM)	26,239
USD	146,000	USD Put/BRL Call, Expires 03/22/16, Strike 3.55, (OTC) (CP-JPM)	10,308
USD	225,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	10,293
USD	225,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	10,885
USD	365,000	USD Put/CHF Call, Expires 06/22/15, Strike 0.97, (OTC) (CP-GS)	13,797
USD	430,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	17,040
USD	359,000	USD Put/JPY Call, Expires 06/01/15, Strike 119.32, (OTC) (CP-GS)	—

		Total Currency Options	564,693

		Options on Interest Rate Swaps — 2.5%
EUR	196,000	EUR Swaption Call, Expires 07/13/15, Strike 0.98%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 196,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.98%, maturing on 07/15/45. (OTC) (CP-MSCI)	1,116
EUR	617,000	EUR Swaption Put, Expires 08/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 617,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 08/23/47. (OTC) (CP-MSCI)	29,515

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
EUR	617,000	EUR Swaption Put, Expires 02/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 617,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 02/22/47. (OTC) (CP-MSCI)	25,370
EUR	617,000	EUR Swaption Put, Expires 11/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 617,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 11/22/47. (OTC) (CP-MSCI)	31,359
EUR	617,000	EUR Swaption Put, Expires 05/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 617,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 05/24/47. (OTC) (CP-MSCI)	27,409
EUR	979,000	EUR Swaption Put, Expires 06/01/16, Strike 1.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 979,000 EUR in which it will pay a rate of 1.93% and will receive 6 month EURIBOR, maturing on 06/03/46. (OTC) (CP-GS)	20,816
EUR	987,000	EUR Swaption Put, Expires 07/07/16, Strike 1.99%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 987,000 EUR in which it will pay a rate of 1.99% and will receive 6 month EURIBOR, maturing on 07/11/46. (OTC) (CP-GS)	20,358
EUR	736,000	EUR Swaption Put, Expires 03/01/17, Strike 1.88%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 736,000 EUR in which it will pay a rate of 1.88% and will receive 6 month EURIBOR, maturing on 03/03/47. (OTC) (CP-GS)	24,950
EUR	395,000	EUR Swaption Put, Expires 10/13/16, Strike 1.90%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 395,000 EUR in which it will pay a rate of 1.90% and will receive 6 month EURIBOR, maturing on 10/17/46. (OTC) (CP-GS)	11,196
EUR	196,000	EUR Swaption Put, Expires 07/13/15, Strike 0.98%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 196,000 EUR in which it will pay a rate of 0.98% and will receive 6 month EURIBOR, maturing on 07/15/45. (OTC) (CP-MSCI)	18,140

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
EUR	394,000	EUR Swaption Put, Expires 11/20/15, Strike 1.28%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 394,000 EUR in which it will pay a rate of 1.28% and will receive 6 month EURIBOR, maturing on 11/24/25. (OTC) (CP-MSCI)	25,141
EUR	980,000	EUR Swaption Put, Expires 02/22/16, Strike 1.56%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 980,000 EUR in which it will pay a rate of 1.56% and will receive 6 month EURIBOR, maturing on 02/24/46. (OTC) (CP-GS)	50,910
EUR	611,000	EUR Swaption Put, Expires 03/16/18, Strike 1.70%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 611,000 EUR in which it will pay a rate of 1.70% and will receive 6 month EURIBOR, maturing on 03/21/48. (OTC) (CP-MSCI)	31,598
EUR	308,000	EUR Swaption Put, Expires 03/19/18, Strike 1.70%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 308,000 EUR in which it will pay a rate of 1.70% and will receive 6 month EURIBOR, maturing on 03/21/48. (OTC) (CP-MSCI)	15,951
EUR	1,213,000	EUR Swaption Put, Expires 12/16/16, Strike 1.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,213,000 EUR in which it will pay a rate of 1.93% and will receive 6 month EURIBOR, maturing on 12/22/46. (OTC) (CP-GS)	35,740
EUR	1,835,000	EUR Swaption Put, Expires 03/06/18, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,835,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 03/08/48. (OTC) (CP-GS)	66,987
EUR	1,190,000	EUR Swaption Put, Expires 02/01/17, Strike 2.03%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,190,000 EUR in which it will pay a rate of 2.03% and will receive 6 month EURIBOR, maturing on 02/03/2047. (OTC) (CP-GS)	32,212
GBP	740,500	GBP Swaption Call, Expires 03/23/16, Strike 1.97%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 740,500 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 1.97%, maturing on 03/23/46. (OTC) (CP-GS)	53,401

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
GBP	822,000	GBP Swaption Put, Expires 02/17/17, Strike 2.95%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 822,000 GBP in which it will pay a rate of 2.95% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-MSCI)	36,370
GBP	740,500	GBP Swaption Put, Expires 03/23/16, Strike 1.97%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 740,500 GBP in which it will pay a rate of 1.97% and will receive 6 month GBP LIBOR, maturing on 03/23/46. (OTC) (CP-GS)	118,372
GBP	3,086,000	GBP Swaption Put, Expires 03/20/17, Strike 2.89%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 3,086,000 GBP in which it will pay a rate of 2.89% and will receive 6 month GBP LIBOR, maturing on 03/22/47. (OTC) (CP-GS)	98,380
GBP	698,000	GBP Swaption Put, Expires 05/19/17, Strike 2.91%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 698,000 GBP in which it will pay a rate of 2.91% and will receive 6 month GBP LIBOR, maturing on 05/19/47. (OTC) (CP-GS)	22,413
USD	730,000	USD Swaption Call, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 730,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.15%, maturing on 09/23/25. (OTC) (CP-JPM)	9,015
USD	1,420,500	USD Swaption Call, Expires 03/11/16, Strike 2.75%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,420,500 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.75%, maturing on 03/17/46. (OTC) (CP-GS)	30,619
USD	185,000	USD Swaption Call, Expires 09/23/15, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 185,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.39%, maturing on 09/25/45. (OTC) (CP-JPM)	3,737
USD	365,000	USD Swaption Call, Expires 09/21/15, Strike 2.40%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 365,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.40%, maturing on 09/23/45. (OTC) (CP-JPM)	7,685
USD	365,000	USD Swaption Call, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 365,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.15%, maturing on 09/23/25. (OTC) (CP-JPM)	4,474

Principal Amount / Shares		Description	Value ($)
		Options on Interest Rate Swaps — continued
USD	365,000	USD Swaption Put, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 365,000 USD in which it will pay a rate of 2.15% and will receive 3 month USD LIBOR, maturing on 09/23/25. (OTC) (CP-JPM)	8,749
USD	730,000	USD Swaption Put, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 730,000 USD in which it will pay a rate of 2.15% and will receive 3 month USD LIBOR, maturing on 09/23/25. (OTC) (CP-JPM)	17,397
USD	185,000	USD Swaption Put, Expires 09/23/15, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 185,000 USD in which it will pay a rate of 2.39% and will receive 3 month USD LIBOR, maturing on 09/25/45. (OTC) (CP-JPM)	14,327
USD	1,420,500	USD Swaption Put, Expires 03/11/16, Strike 2.75%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,420,500 USD in which it will pay a rate of 2.75% and will receive 3 month USD LIBOR, maturing on 03/17/46. (OTC) (CP-GS)	47,993
USD	365,000	USD Swaption Put, Expires 09/21/15, Strike 2.40%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 365,000 USD in which it will pay a rate of 2.40% and will receive 3 month USD LIBOR, maturing on 09/23/45. (OTC) (CP-JPM)	27,156

		Total Options on Interest Rate Swaps	968,856

		TOTAL OPTIONS PURCHASED (COST $1,848,413)	1,533,549

		SHORT-TERM INVESTMENTS — 1.5%

		Money Market Funds
	604,325	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (c)	604,325

		TOTAL SHORT-TERM INVESTMENTS (COST $604,325)	604,325

		TOTAL INVESTMENTS — 102.9% (Cost $40,435,543)	40,770,428
		Other Assets and Liabilities (net) — (2.9%)	(1,137,132)

		TOTAL NET ASSETS — 100.0%	$39,633,296

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

A summary of outstanding financial instruments at May 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/02/2015	BCLY	BRL	1,397,000	USD	446,957	$8,519
06/02/2015	GS	BRL	1,195,000	USD	386,891	11,848
07/02/2015	BCLY	BRL	300,000	USD	93,481	338
06/16/2015	BCLY	CAD	1,380,000	USD	1,105,769	(3,621)
02/17/2016	GS	CHF	2,220,750	USD	2,407,425	16,610
03/03/2016	GS	CHF	199,100	USD	203,496	(11,018)
06/22/2015	DB	EUR	298,000	USD	322,811	(4,566)
06/22/2015	GS	EUR	575,000	USD	636,744	5,059
07/23/2015	DB	EUR	1,370,000	USD	1,437,541	(68,178)
07/31/2015	GS	EUR	566,000	USD	643,316	21,173
07/31/2015	JPM	EUR	894,640	USD	1,005,534	22,152
10/23/2015	JPM	EUR	3,076,000	USD	3,317,138	(68,577)
10/26/2015	JPM	EUR	813,000	USD	899,296	4,391
10/30/2015	JPM	EUR	151,000	USD	173,164	6,940
11/02/2015	JPM	EUR	381,000	USD	433,837	14,403
11/16/2015	JPM	EUR	3,219,000	USD	3,663,343	118,777
02/08/2016	GS	EUR	337,000	USD	364,546	(7,206)
02/09/2016	DB	EUR	146,000	USD	158,045	(3,014)
02/17/2016	GS	EUR	139,000	USD	150,412	(2,953)
03/14/2016	GS	EUR	520,000	USD	555,386	(18,729)
03/14/2016	JPM	EUR	448,000	USD	486,246	(8,376)
03/16/2016	JPM	EUR	438,000	USD	468,658	(14,951)
03/27/2017	DB	EUR	20,000	USD	21,940	(463)
11/07/2017	GS	EUR	917,000	USD	1,006,820	(32,213)
07/09/2015	GS	GBP	225,000	USD	329,384	(14,412)
07/13/2015	JPM	GBP	483,000	USD	730,601	(7,395)
07/27/2015	BOA	GBP	106,322	USD	166,623	4,184
07/27/2015	GS	GBP	106,339	USD	166,555	4,090
07/27/2015	MSCI	GBP	106,339	USD	166,417	3,953
11/18/2015	GS	GBP	2,857,000	USD	4,218,054	(143,709)
12/18/2015	GS	GBP	647,000	USD	958,926	(28,717)
08/13/2015	BCLY	INR	33,526,000	USD	516,307	(1,180)
06/26/2015	BCLY	JPY	14,124,000	USD	118,101	4,266
06/26/2015	GS	JPY	1,060,865,000	USD	8,865,302	315,058
06/26/2015	JPM	JPY	85,014,270	USD	700,568	15,379
06/11/2015	BOA	SEK	1,116,156	USD	129,351	(1,574)
06/11/2015	DB	SEK	1,115,988	USD	129,255	(1,651)
06/11/2015	GS	SEK	1,116,156	USD	129,314	(1,612)
06/02/2015	BCLY	USD	453,270	BRL	1,397,000	(14,830)
06/02/2015	GS	USD	389,551	BRL	1,195,000	(14,508)
06/11/2015	DB	USD	48,812	SEK	430,000	1,628
06/11/2015	GS	USD	502,213	SEK	4,128,300	(17,962)
06/22/2015	BOA	USD	1,095,053	EUR	1,016,563	21,725
06/22/2015	DB	USD	2,503,959	EUR	2,308,512	32,130
06/22/2015	GS	USD	1,095,162	EUR	1,016,564	21,617
06/22/2015	JPM	USD	1,094,287	EUR	1,016,410	22,323
06/23/2015	JPM	USD	72,857	EUR	69,000	2,946
06/26/2015	DB	USD	500,133	AUD	646,000	(6,865)
06/26/2015	GS	USD	13,030,880	JPY	1,563,660,277	(428,260)
07/13/2015	JPM	USD	726,389	GBP	483,000	11,608
07/23/2015	DB	USD	1,413,966	EUR	1,269,000	(19,253)
07/23/2015	GS	USD	1,390,592	EUR	1,250,000	(16,761)
07/23/2015	JPM	USD	275,524	EUR	259,000	9,134
07/27/2015	BOA	USD	150,953	GBP	96,323	(3,791)
07/27/2015	GS	USD	150,890	GBP	96,338	(3,706)
07/27/2015	MSCI	USD	150,767	GBP	96,339	(3,581)
07/31/2015	GS	USD	552,240	EUR	520,000	19,340
07/31/2015	JPM	USD	1,006,235	EUR	894,640	(22,853)
08/13/2015	BCLY	USD	715,386	INR	46,332,000	(235)
10/23/2015	JPM	USD	2,982,463	EUR	2,716,000	7,006
10/26/2015	JPM	USD	543,074	EUR	465,000	(31,227)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/30/2015	JPM	USD	258,757	EUR	227,000	$(8,871)
11/02/2015	JPM	USD	433,050	EUR	381,000	(13,616)
11/16/2015	JPM	USD	1,317,281	EUR	1,230,000	37,120
11/18/2015	GS	USD	4,783,956	GBP	3,227,248	143,060
12/18/2015	GS	USD	956,742	GBP	647,000	30,901
02/08/2016	GS	USD	358,737	EUR	337,000	13,015
02/09/2016	DB	USD	11,890	EUR	11,000	245
02/17/2016	GS	USD	1,068,311	CHF	1,014,000	23,341
03/14/2016	GS	USD	554,710	EUR	520,000	19,405
03/14/2016	JPM	USD	475,418	EUR	448,000	19,205
03/16/2016	JPM	USD	469,821	EUR	438,000	13,788
03/24/2016	JPM	USD	15,184	BRL	54,207	301
03/29/2016	GS	USD	17,534	EUR	16,000	138
11/07/2017	GS	USD	1,012,093	EUR	917,000	26,940

						$3,622

Forward Cross Currency Contracts

Settlement Date	Counter- party	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
06/22/2015	DB	DKK	1,579,572	EUR	212,000	$(227)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
3	Australian Government Bond 10 Yr.	June 2015	$294,730	$(2,689)
3	Australian Government Bond 3 Yr.	June 2015	256,662	(506)
9	Euro Bund	June 2015	1,536,379	(22,880)
1	Euro BUXL Bond 30 Yr.	June 2015	177,947	(17,574)
2	Japanese Government Bond 10 Yr. (OSE)	June 2015	2,378,923	155
1	U.S. Long Bond (CBT)	September 2015	155,625	3,358
35	U.S. Treasury Note 5 Yr. (CBT)	September 2015	4,190,430	22,373
37	U.S. Ultra Bond	September 2015	5,930,406	41,402
3	UK Gilt Long Bond	September 2015	540,137	3,986

			$15,461,239	$27,625

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Futures Contracts — continued

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
9	Canadian Government Bond 10 Yr.	September 2015	$1,019,701	$(15,722)
1	Euro BOBL	June 2015	141,516	669
40	U.S. Treasury Note 10 Yr.	September 2015	5,107,500	(41,931)

			$6,268,717	$(56,984)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Currency Options

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	147,000	06/19/2015	EUR Call/USD Put, Strike 1.10, (OTC) (CP-JPM)	$1,311	$(1,745)
Call	EUR	49,000	02/24/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.21, (OTC) (CP-DB)	16,675	(8,880)
Call	EUR	15,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	2,099	(3,707)
Call	EUR	35,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	5,067	(8,937)
Call	EUR	978,000	03/10/2016	EUR Call/USD Put, Strike 1.14, (OTC) (CP-JPM)	14,852	(23,336)
Call	EUR	974,000	03/14/2016	EUR Call/USD Put, Strike 1.15, (OTC) (CP-JPM)	14,048	(20,014)
Call	EUR	49,000	03/31/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	7,888	(13,723)
Call	EUR	49,000	06/03/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.18, (OTC) (CP-JPM)	10,000	(16,683)
Call	GBP	1,043,000	07/09/2015	GBP Call/USD Put, Strike 1.57, (OTC) (CP-JPM)	13,738	(3,517)

					$85,678	$(100,542)

Written Options on Interest Rate Swaps

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	294,000	07/13/2015	EUR Swaption Call, Expires 07/13/2015, Strike 0.64%, Upon Potential exercise of option, the Fund will enter into a swap with a notional amount of 294,000 EUR in which it will pay a rate of 0.64% and will receive 6 month EURIBOR, maturing on 07/15/25. (OTC) (CP-MSCI)	$3,840	$(498)
Put	EUR	294,000	07/13/2015	EUR Swaption Put, Expires 07/13/2015, Strike 0.64%, Upon Potential exercise of the option, the Fund will enter into a swap with a notional amount of 294,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.64%, maturing on 07/15/25. (OTC) (CP-MSCI)	3,840	(7,506)
Put	EUR	394,000	11/20/2015	EUR Swaption Put, Expires 11/20/2015, Strike 0.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 394,000 EUR in which it will pay a rate of 0.81% and will receive a 6 month EURIBOR, maturing on 11/20/15. (OTC) (CP-MSCI)	5,625	(9,728)
Call	EUR	367,500	12/14/2015	EUR Swaption Call, Expires 12/14/2015, Strike 0.69%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 367,500 EUR in which it will pay a rate 0.69% and will receive 6 month EURIBOR, maturing on 12/16/25. (OTC) (CP-MSCI)	7,610	(3,237)
Put	EUR	367,500	12/14/2015	EUR Swaption Put, Expires 12/14/2015, Strike 0.69%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 367,500 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.69%, maturing on 12/16/25. (OTC) (CP-MSCI)	7,610	(12,749)
Call	EUR	979,000	06/01/2016	EUR Swaption Call, Expires 06/01/2016, Strike 0.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 979,000 EUR in which it will pay a rate of 0.93% and will receive 6 month EURIBOR, maturing on 06/03/46. (OTC) (CP-GS)	28,920	(20,091)

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Written Options on Interest Rate Swaps — continued

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	987,000	07/07/2016	EUR Swaption Call, Expires 07/07/2016, Strike 0.99%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 987,000 EUR in which it will pay a rate of 0.99% and will receive 6 month EURIBOR, maturing on 07/17/46. (OTC) (CP-GS)	$26,338	$(24,004)
Call	EUR	308,500	05/18/2017	EUR Swaption Call, Expires 05/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 308,500 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 05/24/47. (OTC) (CP-MSCI)	9,992	(14,548)
Call	EUR	617,000	08/18/2017	EUR Swaption Call, Expires 11/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 617,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 08/23/47. (OTC) (CP-MSCI)	22,998	(31,294)
Call	EUR	617,000	11/18/2017	EUR Swaption Call, Expires 11/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 617,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 11/22/47. (OTC) (CP-MSCI)	24,193	(33,363)
Call	EUR	1,835,000	03/06/2018	EUR Swaption Call, Expires 03/06/2018, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,835,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 03/08/48. (OTC) (CP-GS)	61,123	(86,156)
Call	GBP	822,000	02/17/2017	GBP Swaption Call, Expires 02/17/2017, Strike 1.95%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 822,000 GBP in which it will pay a rate of 1.95% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-MSCI)	44,938	(53,049)
Call	GBP	3,086,000	03/20/2017	GBP Swaption Call, Expires 03/20/2017, Strike 1.89%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 3,086,000 GBP in which it will pay a rate of 1.89% and will receive 6 month GBP LIBOR, maturing on 03/22/47. (OTC) (CP-GS)	163,687	(150,744)
Call	GBP	698,000	05/19/2017	GBP Swaption Call, Expires 05/19/2017, Strike 1.91%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 698,000 GBP in which it will pay a rate of 1.91% and will receive 6 month GBP LIBOR, maturing on 05/19/47. (OTC) (CP-GS)	38,859	(36,156)

					$449,573	$(483,123)

Swap Contracts

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
714,000	USD	2/13/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	$3,823
356,000	USD	2/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	1,278
351,000	USD	3/5/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	808
355,000	USD	3/12/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	410
820,000	USD	3/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	1,799

						$8,118

			Premiums to (Pay) Receive			$—

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
35,270,000	JPY	1/19/2016	1/19/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(98)
35,168,000	JPY	1/22/2016	1/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(93)
35,168,000	JPY	1/25/2016	1/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(91)
35,168,000	JPY	1/26/2016	1/26/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(90)
35,168,000	JPY	1/28/2016	1/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(91)

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
35,168,000	JPY	2/1/2016	2/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(92)
35,168,000	JPY	2/2/2016	2/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(90)
35,168,000	JPY	2/5/2016	2/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(89)
35,168,000	JPY	2/8/2016	2/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(86)
35,168,000	JPY	2/9/2016	2/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(85)
282,756,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,122)
291,026,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,845)
216,276,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,584)
63,661,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(48)
63,661,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(33)
63,661,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(52)
63,661,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(48)
63,661,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(51)
38,511,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	7
38,511,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	6
38,511,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	23
38,511,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	7
38,511,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	7
58,580,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(188)
58,580,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(190)
58,580,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(184)
58,580,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(184)
58,580,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(189)
48,736,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	36
48,736,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	37
48,736,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	39
48,736,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	40
48,736,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	39
48,736,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(33)
48,736,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(33)
48,736,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(32)
48,736,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(33)
48,736,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(34)
58,484,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(172)
58,484,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(173)
58,484,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(173)
58,484,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(172)
58,484,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(174)
38,511,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	5
38,511,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	5
38,511,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	5
38,511,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	3
38,511,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	4
38,382,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(137)
63,661,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(43)
63,661,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(44)

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
63,661,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(46)
63,661,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(35)
38,382,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(138)
63,661,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(43)
38,382,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(137)
38,382,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(138)
38,382,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(139)
23,842,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(241)
23,842,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(241)
23,842,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(241)
23,842,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(240)
23,842,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(239)
23,842,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(239)
23,842,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(239)
23,842,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(238)
23,842,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(237)
23,842,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(237)
18,356,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(211)
18,356,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(210)
18,356,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(210)
18,356,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(209)
18,356,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(210)
18,356,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(210)
18,356,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(210)
18,356,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(210)
18,356,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(209)
18,356,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(209)
18,356,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(209)
18,356,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(209)
143,553,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,809)
18,356,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(207)
18,356,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(207)
73,406,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(944)
18,356,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(207)
18,356,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(207)
18,356,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(207)
18,356,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(207)
18,356,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(207)
18,356,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(207)
33,219,000	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(545)
33,219,000	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(543)
33,219,000	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(542)
33,219,000	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(542)
33,219,000	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(543)
33,219,000	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(538)
33,219,000	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(537)
33,219,000	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(537)

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
33,219,000	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(534)
33,219,000	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(534)
36,713,000	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(638)
36,713,000	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(638)
36,713,000	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(634)
36,713,000	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(635)
36,713,000	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(633)
46,321,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,017)
46,321,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,019)
46,321,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,016)
46,321,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,016)
46,321,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,016)
46,321,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,017)
46,621,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,289)
46,621,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,289)
46,621,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,288)
46,621,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,292)
46,621,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,289)
46,621,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,290)
36,713,000	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,140)
36,713,000	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,143)
36,713,000	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,142)
36,713,000	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,142)
36,713,000	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,144)
36,713,000	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,146)
6,398,000	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(5,226)
36,713,000	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,145)
1,896,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(2,622)
36,713,000	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,145)
36,713,000	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,149)
36,713,000	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,146)
2,198,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(5,038)
42,318,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,166)
42,318,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,166)
42,318,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,169)
2,309,000	EUR	3/16/2017	3/16/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(9,988)
42,318,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,167)
42,318,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,169)
42,318,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,169)
42,318,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,174)
42,318,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,170)
42,318,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(919)
42,318,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(920)
42,318,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(921)
42,318,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(922)
42,318,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(923)
42,318,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(923)

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
42,318,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(926)
29,025,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(355)
29,025,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(356)
29,025,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(357)
29,025,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(359)
29,025,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(358)
29,025,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(359)
29,025,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(362)
29,025,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(363)
5,165,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	7,375
3,177,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	10,665
2,601,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	9,759
2,963,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	6,608
1,526,000	EUR	1/30/2020	1/30/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	4,430
2,448,000	EUR	2/3/2020	2/3/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	8,540
1,559,000	EUR	2/11/2020	2/11/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	4,253
266,000	EUR	3/13/2020	3/13/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,894)

							$(46,270)

				Premiums to (Pay) Receive			$(90,560)

[1]	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.58)% to (0.81)%.
[2]	For EURIBOR, Fund receives 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (0.44)%.

Inflation Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
139,000	GBP	2/19/2020	GS	Receive	2.69%	U.K. Retail Price Index	$(52)
275,000	GBP	3/27/2020	GS	(Pay)	2.73%	U.K. Retail Price Index	(796)
139,000	GBP	2/19/2025	GS	(Pay)	2.92%	U.K. Retail Price Index	(1,889)
275,000	GBP	3/27/2025	GS	Receive	3.01%	U.K. Retail Price Index	1,726

							$(1,011)

					Premiums to (Pay) Receive		$(14,998)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
6,600,000	USD	8/18/2016	CSS (d)	Receive	0.47%	3 Month USD LIBOR	$7,011
990,000	EUR	11/28/2016	CSS (d)	Receive	0.10%	6 Month EURIBOR	1,664
444,000	GBP	3/20/2019	CSS (d)	Receive	1.18%	6 Month GBP LIBOR	(3,669)
4,672,000	DKK	2/25/2020	CSS (d)	Receive	0.04%	6 Month DKK CIBOR	(3,983)
4,740,000	DKK	3/2/2020	CSS (d)	Receive	0.34%	6 Month DKK CIBOR	(5,616)
4,496,000	DKK	3/2/2020	CSS (d)	Receive	0.33%	6 Month DKK CIBOR	(5,890)
1,299,000	DKK	3/6/2020	CSS (d)	Receive	0.36%	6 Month DKK CIBOR	(1,411)
2,654,000	DKK	3/9/2020	CSS (d)	Receive	0.38%	6 Month DKK CIBOR	(2,593)
2,762,000	DKK	3/10/2020	CSS (d)	Receive	0.41%	6 Month DKK CIBOR	(2,099)
3,683,000	DKK	3/20/2020	CSS (d)	Receive	0.37%	6 Month DKK CIBOR	(4,073)
1,302,000	EUR	3/20/2020	CSS (d)	Receive	0.25%	6 Month EURIBOR	(5,884)
1,302,000	EUR	3/20/2020	CSS (d)	Receive	0.25%	6 Month EURIBOR	(6,090)
2,738,000	EUR	3/23/2020	CSS (d)	Receive	0.25%	6 Month EURIBOR	(12,816)
1,330,000	EUR	3/23/2020	CSS (d)	Receive	0.25%	6 Month EURIBOR	(6,591)
1,745,000	EUR	3/24/2020	CSS (d)	Receive	0.24%	6 Month EURIBOR	(8,724)
1,404,000	EUR	3/25/2020	CSS (d)	Receive	0.27%	6 Month EURIBOR	(5,294)
1,612,000	EUR	5/4/2020	CSS (d)	(Pay)	0.26%	6 Month EURIBOR	7,381
287,000	EUR	5/14/2020	CSS (d)	(Pay)	0.41%	6 Month EURIBOR	(980)
187,000	EUR	5/14/2020	CSS (d)	(Pay)	0.41%	6 Month EURIBOR	(578)
103,000	EUR	5/18/2020	CSS (d)	(Pay)	0.42%	6 Month EURIBOR	(378)
69,000	EUR	5/18/2020	CSS (d)	(Pay)	0.42%	6 Month EURIBOR	(272)
68,000	EUR	5/20/2020	CSS (d)	(Pay)	0.41%	6 Month EURIBOR	(201)
563,000	EUR	5/25/2020	CSS (d)	(Pay)	0.41%	6 Month EURIBOR	(1,611)
173,000	EUR	5/25/2020	CSS (d)	(Pay)	0.40%	6 Month EURIBOR	(429)
173,000	EUR	5/25/2020	CSS (d)	(Pay)	0.40%	6 Month EURIBOR	(471)
173,000	EUR	5/25/2020	CSS (d)	(Pay)	0.41%	6 Month EURIBOR	(490)
399,000	EUR	5/28/2020	CSS (d)	(Pay)	0.38%	6 Month EURIBOR	(552)
128,000	EUR	6/2/2020	CSS (d)	(Pay)	0.36%	6 Month EURIBOR	(49)
427,000	EUR	6/2/2020	CSS (d)	(Pay)	0.36%	6 Month EURIBOR	(141)
207,000	EUR	6/2/2020	CSS (d)	(Pay)	0.35%	6 Month EURIBOR	0
86,000	EUR	6/2/2020	CSS (d)	(Pay)	0.36%	6 Month EURIBOR	(52)
2,600,000	MXN	10/9/2024	BCI (d)	Receive	6.10%	TIIE	(957)
6,300,000	MXN	10/11/2024	BCI (d)	Receive	6.18%	TIIE	350
5,000,000	MXN	10/16/2024	BCI (d)	Receive	6.03%	TIIE	(3,603)
2,500,000	MXN	10/17/2024	BCI (d)	Receive	6.05%	TIIE	(1,554)
5,400,000	MXN	10/18/2024	BCI (d)	Receive	6.12%	TIIE	(1,452)
2,500,000	MXN	10/18/2024	BCI (d)	Receive	6.08%	TIIE	(1,178)
1,200,000	MXN	10/24/2024	BCI (d)	Receive	6.17%	TIIE	(30)
4,900,000	MXN	10/25/2024	BCI (d)	Receive	6.19%	TIIE	368
1,707,000	MXN	10/28/2024	BCI (d)	Receive	6.13%	TIIE	(398)
409,000	AUD	11/6/2024	BCI (d)	Receive	4.35%	6 Month AUD BBSW	10,746
1,300,000	AUD	11/7/2024	BCI (d)	Receive	4.31%	6 Month AUD BBSW	32,665
1,000,000	AUD	11/13/2024	BCI (d)	Receive	4.31%	6 Month AUD BBSW	24,925
503,000	USD	12/15/2024	CSS (d)	(Pay)	2.33%	3 Month USD LIBOR	(7,749)
3,113,000	GBP	1/21/2025	BCI (d)	(Pay)	1.45%	SONIA Index	107,221
1,308,000	GBP	1/27/2025	BCI (d)	(Pay)	1.56%	SONIA Index	35,290
564,000	GBP	3/3/2025	BCI (d)	Receive	2.10%	SONIA Index	5,301

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
654,000	EUR	3/19/2025	CSS (d)	Receive	0.61%	6 Month EURIBOR	$(16,128)
970,000	EUR	3/26/2025	CSS (d)	Receive	0.57%	6 Month EURIBOR	(28,465)
757,000	GBP	3/27/2025	BCI (d)	Receive	1.67%	SONIA Index	(15,178)
325,000	EUR	3/30/2025	CSS (d)	Receive	0.59%	6 Month EURIBOR	(9,022)
920,000	GBP	4/30/2025	BCI (d)	Receive	2.03%	SONIA Index	3,246
384,000	GBP	5/5/2025	BCI (d)	Receive	2.06%	SONIA Index	2,115
82,000	GBP	5/5/2025	BCI (d)	Receive	2.14%	SONIA Index	933
400,000	GBP	5/6/2025	CSS (d)	Receive	2.14%	SONIA Index	4,341
276,000	AUD	5/7/2025	BCI (d)	Receive	3.76%	6 Month AUD BBSW	1,424
327,000	AUD	5/8/2025	BCI (d)	Receive	3.80%	6 Month AUD BBSW	2,097
664,000	AUD	5/8/2025	BCI (d)	Receive	3.78%	6 Month AUD BBSW	3,892
221,000	GBP	5/8/2025	BCI (d)	Receive	2.03%	SONIA Index	771
6,744,000	MXN	5/8/2025	BCI (d)	(Pay)	6.25%	TIIE	(641)
593,000	EUR	5/8/2025	CSS (d)	(Pay)	0.87%	6 Month EURIBOR	(1,138)
287,000	EUR	5/8/2025	CSS (d)	(Pay)	1.41%	6 Month EURIBOR	(555)
346,000	AUD	5/11/2025	BCI (d)	Receive	3.71%	6 Month AUD BBSW	1,243
220,000	EUR	5/13/2025	CSS (d)	(Pay)	0.89%	6 Month EURIBOR	(775)
726,000	USD	5/13/2025	CSS (d)	Receive	2.29%	3 Month USD LIBOR	7,418
299,000	EUR	5/14/2025	CSS (d)	(Pay)	0.96%	6 Month EURIBOR	(3,393)
220,000	EUR	5/18/2025	CSS (d)	(Pay)	1.00%	6 Month EURIBOR	(3,401)
132,000	EUR	5/18/2025	CSS (d)	(Pay)	0.98%	6 Month EURIBOR	(1,700)
88,000	EUR	5/18/2025	CSS (d)	(Pay)	0.97%	6 Month EURIBOR	(1,057)
291,000	EUR	5/19/2025	CSS (d)	(Pay)	1.48%	6 Month EURIBOR	(1,678)
440,000	EUR	5/21/2025	CSS (d)	(Pay)	0.91%	6 Month EURIBOR	(2,550)
119,000	USD	9/23/2025	CSS (d)	(Pay)	2.39%	3 Month USD LIBOR	(1,296)
168,000	USD	9/23/2025	CSS (d)	(Pay)	2.48%	3 Month USD LIBOR	(3,137)
425,000	EUR	3/30/2030	CSS (d)	(Pay)	0.74%	6 Month EURIBOR	25,548
631,000	GBP	5/20/2030	BCI (d)	Receive	2.69%	6 Month GBP LIBOR	8,003
220,000	EUR	9/15/2030	CSS (d)	(Pay)	0.78%	6 Month EURIBOR	13,313
447,000	USD	3/17/2031	CSS (d)	(Pay)	2.58%	3 Month USD LIBOR	(591)
130,000	USD	12/16/2034	CSS (d)	(Pay)	2.65%	3 Month USD LIBOR	(2,633)
148,000	AUD	12/23/2034	BCI (d)	Receive	4.41%	6 Month AUD BBSW	2,918
73,000	AUD	12/30/2034	CSS (d)	Receive	4.37%	6 Month AUD BBSW	1,274
73,000	AUD	1/7/2035	BCI (d)	Receive	4.11%	6 Month AUD BBSW	341
75,000	AUD	1/8/2035	JPMF (d)	Receive	4.00%	6 Month AUD BBSW	(27)
128,000	USD	1/9/2035	CSS (d)	(Pay)	2.39%	3 Month USD LIBOR	2,816
149,000	AUD	1/9/2035	JPMF (d)	Receive	3.96%	6 Month AUD BBSW	(346)
151,000	CHF	1/13/2035	CSS (d)	(Pay)	1.22%	6 Month CHF LIBOR	(1,489)
75,000	CHF	1/13/2035	CSS (d)	(Pay)	1.33%	6 Month CHF LIBOR	(1,586)
150,000	AUD	1/13/2035	JPMF (d)	Receive	3.95%	6 Month AUD BBSW	(442)
222,000	AUD	1/13/2035	JPMF (d)	Receive	3.96%	6 Month AUD BBSW	(599)
150,000	AUD	1/14/2035	JPMF (d)	Receive	3.91%	6 Month AUD BBSW	(773)
77,000	CHF	1/15/2035	CSS (d)	(Pay)	1.35%	6 Month CHF LIBOR	(1,778)
152,000	AUD	1/16/2035	BCI (d)	Receive	3.82%	6 Month AUD BBSW	(1,454)
309,000	CHF	1/16/2035	CSS (d)	(Pay)	1.35%	6 Month CHF LIBOR	(7,136)
74,000	AUD	1/20/2035	BCI (d)	Receive	3.76%	6 Month AUD BBSW	(926)
149,000	AUD	1/21/2035	BCI (d)	Receive	3.75%	6 Month AUD BBSW	(1,883)

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
350,000	AUD	3/4/2035	BCI (d)	Receive	3.68%	6 Month AUD BBSW	$(5,699)
207,000	AUD	3/4/2035	BCI (d)	Receive	3.66%	6 Month AUD BBSW	(3,552)
890,000	CHF	3/4/2035	CSS (d)	(Pay)	1.14%	6 Month CHF LIBOR	(2,481)
37,000	CHF	3/5/2035	BCI (d)	(Pay)	1.16%	6 Month CHF LIBOR	(163)
251,000	AUD	3/6/2035	BCI (d)	Receive	3.70%	6 Month AUD BBSW	(3,817)
275,000	AUD	3/10/2035	BCI (d)	Receive	3.75%	6 Month AUD BBSW	(3,512)
430,000	AUD	3/10/2035	BCI (d)	Receive	3.75%	6 Month AUD BBSW	(5,439)
346,000	AUD	3/19/2035	BCI (d)	Receive	3.51%	6 Month AUD BBSW	(8,548)
323,000	EUR	3/30/2035	CSS (d)	(Pay)	0.82%	6 Month EURIBOR	27,639
607,000	CHF	5/6/2035	CSS (d)	Receive	0.92%	6 Month CHF LIBOR	(11,583)
187,000	CHF	5/7/2035	CSS (d)	Receive	0.98%	6 Month CHF LIBOR	(2,558)
303,055	USD	2/15/2041	CSS (d)	Receive	2.64%	3 Month USD LIBOR	(1,130)
395,327	USD	2/15/2041	CSS (d)	Receive	2.66%	3 Month USD LIBOR	(1,465)
420,690	USD	2/15/2041	CSS (d)	Receive	2.66%	3 Month USD LIBOR	(1,588)
119,000	USD	2/15/2041	CSS (d)	Receive	2.68%	3 Month USD LIBOR	1,833
656,240	USD	2/15/2041	CSS (d)	(Pay)	2.59%	3 Month USD LIBOR	1,186
661,135	USD	2/15/2041	CSS (d)	(Pay)	2.57%	3 Month USD LIBOR	3,675
872,768	USD	2/15/2041	CSS (d)	(Pay)	2.60%	3 Month USD LIBOR	457
898,131	USD	2/15/2041	CSS (d)	(Pay)	2.53%	3 Month USD LIBOR	13,340
838,000	USD	2/15/2041	CSS (d)	(Pay)	2.71%	3 Month USD LIBOR	(17,327)
824,000	USD	2/15/2041	CSS (d)	(Pay)	2.75%	3 Month USD LIBOR	(24,406)
298,155	USD	2/15/2041	CSS (d)	Receive	2.66%	3 Month USD LIBOR	(1,107)
664,561	USD	2/15/2041	CSS (d)	(Pay)	2.56%	3 Month USD LIBOR	5,414
994,000	USD	2/15/2041	CSS (d)	Receive	2.56%	3 Month USD LIBOR	(8,465)
677,198	USD	2/15/2041	CSS (d)	(Pay)	2.51%	3 Month USD LIBOR	11,833
319,117	USD	2/15/2041	JPMF (d)	Receive	2.57%	3 Month USD LIBOR	(1,210)
306,480	USD	2/15/2041	JPMF (d)	Receive	2.62%	3 Month USD LIBOR	(1,147)
360,000	USD	2/15/2041	JPMF (d)	Receive	2.77%	3 Month USD LIBOR	(1,298)
346,000	USD	2/15/2041	JPMF (d)	Receive	2.83%	3 Month USD LIBOR	(1,231)
430,000	EUR	12/24/2044	CSS (d)	(Pay)	1.96%	6 Month EURIBOR	(25,481)
270,000	EUR	12/31/2044	CSS (d)	(Pay)	1.96%	6 Month EURIBOR	(15,835)
1,183,800	EUR	2/11/2045	CSS (d)	(Pay)	0.90%	6 Month EURIBOR	91,187
759,800	EUR	3/3/2045	CSS (d)	(Pay)	0.94%	6 Month EURIBOR	84,577
92,000	GBP	3/6/2045	BCI (d)	Receive	2.52%	6 Month GBP LIBOR	3,164
6,000	EUR	3/11/2045	CSS (d)	(Pay)	1.47%	6 Month EURIBOR	22
302,000	EUR	3/11/2045	CSS (d)	(Pay)	1.55%	6 Month EURIBOR	(1,997)
376,000	EUR	3/11/2045	CSS (d)	(Pay)	1.50%	6 Month EURIBOR	(100)
473,742	EUR	3/23/2045	CSS (d)	Receive	0.88%	6 Month EURIBOR	(55,702)
117,000	EUR	3/24/2045	CSS (d)	Receive	0.89%	6 Month EURIBOR	(13,541)
121,000	EUR	3/24/2045	CSS (d)	Receive	0.98%	6 Month EURIBOR	(10,847)
614,000	USD	3/26/2045	JPMF (d)	(Pay)	2.51%	3 Month USD LIBOR	21,036
96,000	GBP	3/27/2045	BCI (d)	Receive	2.11%	6 Month GBP LIBOR	(2,684)
450,000	EUR	3/30/2045	CSS (d)	Receive	0.86%	6 Month EURIBOR	(55,728)
22,000	USD	3/30/2045	CSS (d)	(Pay)	2.63%	3 Month USD LIBOR	535
216,000	USD	3/31/2045	CSS (d)	Receive	2.37%	3 Month USD LIBOR	(11,406)
147,000	EUR	4/15/2045	CSS (d)	Receive	1.06%	6 Month EURIBOR	(9,870)

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
43,000	EUR	4/24/2045	CSS (d)	Receive	0.89%	6 Month EURIBOR	$(4,998)
1,040,000	EUR	5/6/2045	CSS (d)	Receive	1.35%	6 Month EURIBOR	(19,307)
246,000	USD	5/6/2045	CSS (d)	Receive	2.94%	3 Month USD LIBOR	937
363,000	USD	5/6/2045	CSS (d)	Receive	2.96%	3 Month USD LIBOR	1,732
556,000	GBP	5/7/2045	BCI (d)	Receive	2.44%	6 Month GBP LIBOR	11,663
278,000	GBP	5/7/2045	BCI (d)	Receive	2.49%	6 Month GBP LIBOR	7,808
105,000	USD	5/7/2045	CSS (d)	Receive	3.01%	3 Month USD LIBOR	1,086
159,000	GBP	5/8/2045	BCI (d)	Receive	2.35%	6 Month GBP LIBOR	1,266
116,000	GBP	5/13/2045	BCI (d)	Receive	2.47%	6 Month GBP LIBOR	3,007
125,000	GBP	5/14/2045	BCI (d)	Receive	2.49%	6 Month GBP LIBOR	3,593
246,000	EUR	5/14/2045	CSS (d)	Receive	1.58%	6 Month EURIBOR	2,717
110,000	EUR	5/14/2045	CSS (d)	Receive	1.60%	6 Month EURIBOR	1,482
341,000	USD	5/15/2045	CSS (d)	Receive	3.20%	3 Month USD LIBOR	11,678
187,000	EUR	5/20/2045	CSS (d)	Receive	1.66%	6 Month EURIBOR	4,053
193,000	EUR	5/27/2045	CSS (d)	Receive	1.60%	6 Month EURIBOR	2,619
109,000	EUR	5/27/2045	CSS (d)	Receive	1.61%	6 Month EURIBOR	1,660
205,000	EUR	12/15/2045	CSS (d)	Receive	0.76%	6 Month EURIBOR	(32,753)
138,876	EUR	12/15/2045	CSS (d)	Receive	0.86%	6 Month EURIBOR	(18,355)
27,000	EUR	12/16/2045	CSS (d)	Receive	0.85%	6 Month EURIBOR	(3,627)
490,000	EUR	2/24/2046	CSS (d)	Receive	1.56%	6 Month EURIBOR	984
49,000	EUR	3/16/2046	CSS (d)	Receive	1.08%	6 Month EURIBOR	(3,555)
135,000	USD	3/17/2046	CSS (d)	Receive	2.65%	3 Month USD LIBOR	(1,375)
133,000	GBP	3/23/2046	BCI (d)	(Pay)	1.97%	6 Month GBP LIBOR	11,273
20,000	GBP	3/23/2046	BCI (d)	Receive	1.94%	6 Month GBP LIBOR	(1,917)
15,000	GBP	3/23/2046	BCI (d)	(Pay)	2.05%	6 Month GBP LIBOR	866
28,000	EUR	3/23/2046	CSS (d)	Receive	0.90%	6 Month EURIBOR	(3,502)
239,000	EUR	3/29/2046	CSS (d)	Receive	0.93%	6 Month EURIBOR	(27,344)
50,150	EUR	10/17/2046	CSS (d)	(Pay)	0.97%	6 Month EURIBOR	3,098
716,000	EUR	3/3/2047	CSS (d)	(Pay)	0.97%	6 Month EURIBOR	43,770
161,680	EUR	5/24/2047	CSS (d)	Receive	1.55%	6 Month EURIBOR	561
775,000	EUR	8/23/2047	CSS (d)	Receive	0.92%	6 Month EURIBOR	(81,108)
383,000	EUR	8/23/2047	CSS (d)	Receive	1.55%	6 Month EURIBOR	1,494
389,000	EUR	11/22/2047	CSS (d)	Receive	1.55%	6 Month EURIBOR	1,751
292,136	EUR	3/16/2056	CSS (d)	Receive	0.89%	6 Month EURIBOR	(46,413)

							$(65,195)

						Premiums to (Pay) Receive	$(43,801)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of May 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Notes to Schedule of Investments:

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BOBL - Bundesobligationen

CP - Counterparty

DKK CIBOR - Copenhagen Interbank Offered Rate denominated in Danish Krone.

EURIBOR - Euro Interbank Offered Rate

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDP - Gross Domestic Product

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

LIBOR - London Interbank Offered Rate

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SIFMA - Securities Industry and Financial Markets Association

SONIA - Sterling Overnight Interbank Average

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium Interest Rate - Mexico

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.
(b)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.
(c)	The rate disclosed is the 7 day net yield as of May 31, 2015. Note: Yield rounds to 0.00%.
(d)	Swap was cleared through the CME Group.

Counterparty Abbreviations:

BCI - Barclays Capital Inc.

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CSS - Credit Suisse Securities.(USA) LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

JPMF - JPMorgan Futures

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

INR - Indian Rupee

JPY - Japanese Yen

MXN - Mexican Peso

SEK - Swedish Krona

USD - United States Dollar

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 63.8%

		Belgium — 2.3%
		Foreign Government Obligations
EUR	240,000	Belgium Government Bond, Reg S, 4.25%, due 09/28/21	329,076
EUR	180,000	Belgium Government Bond, Reg S, 5.00%, due 03/28/35	322,816

		Total Belgium	651,892

		Canada — 2.3%
		Foreign Government Obligations
CAD	730,000	Government of Canada, 3.50%, due 06/01/20	660,437

		France — 2.7%
		Foreign Government Obligations
EUR	430,000	Government of France, 4.50%, due 04/25/41	777,700

		Italy — 11.5%
		Foreign Government Obligations
EUR	570,000	Buoni Poliennali Del Tesoro, 4.00%, due 02/01/37	754,749
EUR	560,000	Buoni Poliennali Del Tesoro, 4.75%, due 05/01/17	669,059
EUR	1,480,000	Buoni Poliennali Del Tesoro, 3.75%, due 05/01/21	1,862,398

		Total Italy	3,286,206

		Japan — 24.2%
		Foreign Government Obligations
JPY	475,400,000	Japan Government Ten Year Bond, 1.30%, due 09/20/19	4,032,783
JPY	98,800,000	Japan Government Thirty Year Bond, 1.70%, due 12/20/43	841,586
JPY	208,600,000	Japan Government Thirty Year Bond, 2.40%, due 12/20/34	2,039,642

		Total Japan	6,914,011

		Netherlands — 2.0%
		Foreign Government Obligations
EUR	300,000	Netherlands Government Bond, 5.50%, due 01/15/28	513,866
EUR	50,000	Netherlands Government Bond, Reg S, 4.00%, due 07/15/19	63,942

		Total Netherlands	577,808

		Spain — 6.3%
		Foreign Government Obligations
EUR	430,000	Government of Spain, 2.10%, due 04/30/17	490,116
EUR	630,000	Government of Spain, 144A, 5.50%, due 04/30/21	865,126
EUR	310,000	Government of Spain, 144A, 4.20%, due 01/31/37	422,833

		Total Spain	1,778,075

Par Value / Shares / Principal Amount		Description	Value ($)
		United Kingdom — 10.5%
		Foreign Government Obligations
GBP	750,000	United Kingdom Gilt, Reg. S, 1.75%, due 07/22/19	1,174,339
GBP	250,000	United Kingdom Gilt, Reg. S, 1.75%, due 01/22/17	389,883
GBP	780,000	United Kingdom Gilt, Reg. S, 3.50%, due 01/22/45	1,433,956

		Total United Kingdom	2,998,178

		United States — 2.0%
		U.S. Government
USD	571,648	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15 (a)(b)	575,354

		TOTAL DEBT OBLIGATIONS (COST $19,224,524)	18,219,661

		MUTUAL FUNDS — 26.5%

		United States
		Affiliated Issuers
	53,899	GMO Debt Opportunities Fund, Class VI	1,345,307
	138,039	GMO Emerging Country Debt Fund, Class IV	1,330,695
	80,000	GMO U.S. Treasury Fund	2,000,000
	186,855	GMO World Opportunity Overlay Fund	2,888,779

		TOTAL MUTUAL FUNDS (COST $6,429,778)	7,564,781

		OPTIONS PURCHASED — 4.9%

		Currency Options — 1.8%
EUR	288,000	EUR Call/USD Put, Expires 07/23/15, Strike 1.16, (OTC) (CP-DB)	729
EUR	70,000	EUR Call/USD Put, Expires 08/06/15, Strike 1.15, (OTC) (CP-DB)	271
EUR	310,000	EUR Call/USD Put, Expires 06/19/15, Strike 1.06, (OTC) (CP-GS)	11,696
EUR	2,294,000	EUR Call/USD Put, Expires 07/21/15, Strike 1.16, (OTC) (CP-DB)	4,240
EUR	319,000	EUR Call/USD Put, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	13,072
EUR	462,000	EUR Call/USD Put, Expires 06/18/15, Strike 1.09, (OTC) (CP-GS)	8,873
EUR	440,000	EUR Call/USD Put, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	25,378
EUR	160,000	EUR Call/USD Put, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	6,557
EUR	444,000	EUR Call/USD Put, Expires 06/18/15, Strike 1.08, (OTC) (CP-JPM)	11,028
EUR	135,000	EUR Call/USD Put, Expires 03/22/16, Strike 1.09, (OTC) (CP-JPM)	6,665

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Currency Options — continued
EUR	140,000	EUR Call/USD Put, Expires 03/23/16, Strike 1.11, (OTC) (CP-JPM)	5,819
EUR	46,000	EUR Put/USD Call, One-Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	18,946
EUR	288,000	EUR Put/USD Call, Expires 07/23/15, Strike 1.16, (OTC) (CP-DB)	17,597
EUR	469,000	EUR Put/USD Call, Expires 10/28/15, Strike 1.07, (OTC) (CP-JPM)	8,638
EUR	776,000	EUR Put/USD Call, Expires 10/29/15, Strike 1.07, (OTC) (CP-JPM)	14,363
EUR	70,000	EUR Put/USD Call, Expires 08/06/15, Strike 1.15, (OTC) (CP-DB)	4,144
EUR	45,000	EUR Put/USD Call, One-Touch Binary Option, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	18,040
EUR	133,000	EUR Put/USD Call, Expires 06/19/15, Strike 1.01, (OTC) (CP-JPM)	6
EUR	885,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	9,196
EUR	1,624,000	EUR Put/USD Call, Expires 10/21/15, Strike 1.02, (OTC) (CP-JPM)	13,454
EUR	1,056,000	EUR Put/USD Call, Expires 07/29/15, Strike 1.05, (OTC) (CP-JPM)	6,718
EUR	959,000	EUR Put/USD Call, Expires 10/22/15, Strike 1.03, (OTC) (CP-JPM)	10,278
EUR	462,000	EUR Put/USD Call, Expires 06/18/15, Strike 1.09, (OTC) (CP-GS)	3,342
EUR	160,000	EUR Put/USD Call, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	2,820
EUR	444,000	EUR Put/USD Call, Expires 06/18/15, Strike 1.08, (OTC) (CP-JPM)	2,206
EUR	319,000	EUR Put/USD Call, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	5,623
EUR	310,000	EUR Put/USD Call, Expires 06/19/15, Strike 1.06, (OTC) (CP-GS)	724
EUR	140,000	EUR Put/USD Call, Expires 03/23/16, Strike 1.11, (OTC) (CP-JPM)	6,029
EUR	440,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	13,882
EUR	879,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	10,743
EUR	1,240,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-GS)	27,791
EUR	135,000	EUR Put/USD Call, Expires 03/22/16, Strike 1.09, (OTC) (CP-JPM)	5,030
EUR	1,130,000	EUR Put/USD Call, Expires 02/04/16, Strike 1.03, (OTC) (CP-GS)	19,181
EUR	46,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/24/16, Strike 1.10, (OTC) (CP-DB)	19,198
EUR	33,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	13,773

Principal Amount		Description	Value ($)
		Currency Options — continued
EUR	14,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	5,843
GBP	100,000	GBP Call/USD Put, Expires 08/20/15, Strike 1.55, (OTC) (CP-JPM)	1,506
GBP	200,000	GBP Call/USD Put, Expires 08/20/15, Strike 1.54, (OTC) (CP-JPM)	3,209
GBP	900,000	GBP Call/USD Put, Expires 11/16/15, Strike 1.56, (OTC) (CP-GS)	17,307
GBP	100,000	GBP Put/USD Call, Expires 08/20/15, Strike 1.55, (OTC) (CP-JPM)	3,348
GBP	200,000	GBP Put/USD Call, Expires 08/20/15, Strike 1.54, (OTC) (CP-JPM)	6,413
GBP	972,000	GBP Put/USD Call, Expires 07/09/15, Strike 1.43, (OTC) (CP-JPM)	472
USD	330,000	USD Call/BRL Put, Expires 03/22/16, Strike 3.56, (OTC) (CP-JPM)	18,354
USD	132,000	USD Call/BRL Put, Expires 03/22/16, Strike 3.55, (OTC) (CP-JPM)	7,436
USD	330,000	USD Call/CHF Put, Expires 06/22/15, Strike 0.97, (OTC) (CP-GS)	779
USD	204,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	7,621
USD	204,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	7,237
USD	335,000	USD Call/JPY Put, Expires 06/01/15, Strike 119.32, (OTC) (CP-GS)	12,952
USD	132,000	USD Put/BRL Call, Expires 03/22/16, Strike 3.55, (OTC) (CP-JPM)	9,320
USD	330,000	USD Put/BRL Call, Expires 03/22/16, Strike 3.56, (OTC) (CP-JPM)	23,723
USD	330,000	USD Put/CHF Call, Expires 06/22/15, Strike 0.97, (OTC) (CP-GS)	12,474
USD	204,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	9,332
USD	204,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	9,869
USD	402,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	15,930
USD	335,000	USD Put/JPY Call, Expires 06/01/15, Strike 119.32, (OTC) (CP-GS)	—

		Total Currency Options	519,175

		Options on Interest Rate Swaps — 3.1%
EUR	177,000	EUR Swaption Call, Expires 07/13/15, Strike 0.98%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 177,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.98%, maturing on 07/15/45. (OTC) (CP-GS)	1,008

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
EUR	912,000	EUR Swaption Put, Expires 06/01/16, Strike 1.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 912,000 EUR in which it will pay a rate of 1.93% and will receive 6 month EURIBOR, maturing on 06/03/46. (OTC) (CP-GS)	19,392
EUR	922,000	EUR Swaption Put, Expires 07/07/16, Strike 1.99%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 922,000 EUR in which it will pay a rate of 1.99% and will receive 6 month EURIBOR, maturing on 07/11/46. (OTC) (CP-GS)	19,017
EUR	687,000	EUR Swaption Put, Expires 03/01/17, Strike 1.88%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 687,000 EUR in which it will pay a rate of 1.88% and will receive 6 month EURIBOR, maturing on 03/03/47. (OTC) (CP-GS)	23,289
EUR	369,000	EUR Swaption Put, Expires 10/13/16, Strike 1.90%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 369,000 EUR in which it will pay a rate of 1.90% and will receive 6 month EURIBOR, maturing on 10/17/46. (OTC) (CP-GS)	10,459
EUR	575,000	EUR Swaption Put, Expires 08/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 575,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 08/23/47. (OTC) (CP-MSCI)	27,506
EUR	575,000	EUR Swaption Put, Expires 02/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 575,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 02/22/47. (OTC) (CP-MSCI)	23,643
EUR	575,000	EUR Swaption Put, Expires 11/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 575,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 11/22/47. (OTC) (CP-MSCI)	29,224

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
EUR	575,000	EUR Swaption Put, Expires 05/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 575,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 05/24/47. (OTC) (CP-MSCI)	25,543
EUR	1,096,000	EUR Swaption Put, Expires 12/16/16, Strike 1.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,096,000 EUR in which it will pay a rate of 1.93% and will receive 6 month EURIBOR, maturing on 12/22/46. (OTC) (CP-GS)	32,293
EUR	1,707,000	EUR Swaption Put, Expires 03/06/18, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,707,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 03/08/48. (OTC) (CP-GS)	62,314
EUR	370,000	EUR Swaption Put, Expires 11/20/15, Strike 1.28%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 370,000 EUR in which it will pay a rate of 1.28% and will receive 6 month EURIBOR, maturing on 11/24/25. (OTC) (CP-MSCI)	23,609
EUR	569,000	EUR Swaption Put, Expires 03/16/18, Strike 1.70%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 569,000 EUR in which it will pay a rate of 1.70% and will receive 6 month EURIBOR, maturing on 03/21/48. (OTC) (CP-MSCI)	29,426
EUR	177,000	EUR Swaption Put, Expires 07/13/15, Strike 0.98%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 177,000 EUR in which it will pay a rate of 0.98% and will receive 6 month EURIBOR, maturing on 07/15/45. (OTC) (CP-GS)	16,382
EUR	287,000	EUR Swaption Put, Expires 03/19/18, Strike 1.70%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 287,000 EUR in which it will pay a rate of 1.70% and will receive 6 month EURIBOR, maturing on 03/21/48. (OTC) (CP-MSCI)	14,863

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
EUR	916,000	EUR Swaption Put, Expires 02/22/16, Strike 1.56%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 916,000 EUR in which it will pay a rate of 1.56% and will receive 6 month EURIBOR, maturing on 02/24/46. (OTC) (CP-GS)	47,586
EUR	1,077,000	EUR Swaption Put, Expires 02/01/17, Strike 2.03%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,077,000 EUR in which it will pay a rate of 2.03% and will receive 6 month EURIBOR, maturing on 02/03/47. (OTC) (CP-GS)	29,153
GBP	671,500	GBP Swaption Call, Expires 03/23/16, Strike 1.97%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 671,500 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 1.97%, maturing on 03/23/46. (OTC) (CP-GS)	48,425
GBP	770,000	GBP Swaption Put, Expires 02/17/17, Strike 2.95%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 770,000 GBP in which it will pay a rate of 2.95% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-MSCI)	34,069
GBP	2,892,000	GBP Swaption Put, Expires 03/20/17, Strike 2.89%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 2,892,000 GBP in which it will pay a rate of 2.89% and will receive 6 month GBP LIBOR, maturing on 03/22/47. (OTC) (CP-GS)	92,195
GBP	653,000	GBP Swaption Put, Expires 05/19/17, Strike 2.91%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 653,000 GBP in which it will pay a rate of 2.91% and will receive 6 month GBP LIBOR, maturing on 05/19/47. (OTC) (CP-GS)	20,968
GBP	671,500	GBP Swaption Put, Expires 03/23/16, Strike 1.97%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 671,500 GBP in which it will pay a rate of 1.97% and will receive 6 month GBP LIBOR, maturing on 03/23/46. (OTC) (CP-GS)	107,342

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
USD	1,285,500	USD Swaption Call, Expires 03/11/16, Strike 2.75%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,285,500 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.75%, maturing on 03/17/46. (OTC) (CP-GS)	27,709
USD	330,000	USD Swaption Call, Expires 09/21/15, Strike 2.40%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 330,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.40%, maturing on 09/23/45. (OTC) (CP-JPM)	6,948
USD	329,500	USD Swaption Call, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 329,500 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.15%, maturing on 09/23/25. (OTC) (CP-JPM)	4,039
USD	659,000	USD Swaption Call, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 659,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.15%, maturing on 09/23/25. (OTC) (CP-JPM)	8,139
USD	168,000	USD Swaption Call, Expires 09/23/15, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 168,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.39%, maturing on 09/25/45. (OTC) (CP-JPM)	3,393
USD	1,285,500	USD Swaption Put, Expires 03/11/16, Strike 2.75%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,285,500 USD in which it will pay a rate of 2.75% and will receive 3 month USD LIBOR, maturing on 03/17/46. (OTC) (CP-GS)	43,432
USD	330,000	USD Swaption Put, Expires 09/21/15, Strike 2.40%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 330,000 USD in which it will pay a rate of 2.40% and will receive 3 month USD LIBOR, maturing on 09/23/45. (OTC) (CP-JPM)	24,552

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
USD	329,500	USD Swaption Put, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 329,500 USD in which it will pay a rate of 2.15% and will receive 3 month USD LIBOR, maturing on 09/23/25. (OTC) (CP-JPM)	7,898
USD	659,000	USD Swaption Put, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 659,000 USD in which it will pay a rate of 2.15% and will receive 3 month USD LIBOR, maturing on 09/23/25. (OTC) (CP-JPM)	15,705
USD	168,000	USD Swaption Put, Expires 09/23/15, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 168,000 USD in which it will pay a rate of 2.39% and will receive 3 month USD LIBOR, maturing on 09/25/45. (OTC) (CP-JPM)	13,011

		Total Options on Interest Rate Swaps	892,532

		TOTAL OPTIONS PURCHASED (COST $1,700,201)	1,411,707

Shares / Par Value	Description	Value ($)
	SHORT-TERM INVESTMENTS — 2.7%

	Money Market Funds — 2.5%
712,223	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (c)	712,223

	U.S. Government — 0.2%
50,000	U.S. Treasury Bill, 0.01%, due 06/25/15 (d)	50,000

	TOTAL SHORT-TERM INVESTMENTS (COST $762,220)	762,223

	TOTAL INVESTMENTS — 97.9% (Cost $28,116,723)	27,958,372
	Other Assets and Liabilities (net) — 2.1%	600,727

	TOTAL NET ASSETS — 100.0%	$28,559,099

A summary of outstanding financial instruments at May 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/02/2015	BCLY	BRL	1,608,500	USD	516,286	$11,469
06/02/2015	GS	BRL	1,021,500	USD	329,709	9,117
07/02/2015	BCLY	BRL	322,000	USD	100,337	363
06/16/2015	BCLY	CAD	30,000	USD	24,038	(79)
02/17/2016	GS	CHF	2,019,595	USD	2,190,927	16,673
03/03/2016	GS	CHF	186,200	USD	190,311	(10,304)
06/22/2015	BOA	EUR	96,505	USD	103,956	(2,062)
06/22/2015	DB	EUR	404,500	USD	437,710	(6,667)
06/22/2015	GS	EUR	551,505	USD	605,976	103
06/22/2015	JPM	EUR	96,490	USD	103,883	(2,119)
07/23/2015	DB	EUR	1,271,000	USD	1,333,660	(63,251)
07/31/2015	GS	EUR	530,000	USD	602,398	19,826
07/31/2015	JPM	EUR	1,323,589	USD	1,495,345	40,467
10/23/2015	JPM	EUR	2,855,000	USD	3,078,803	(63,660)
10/26/2015	JPM	EUR	757,000	USD	837,354	4,092
10/30/2015	JPM	EUR	142,000	USD	162,843	6,526
11/02/2015	JPM	EUR	356,000	USD	405,370	13,458
11/16/2015	JPM	EUR	3,051,000	USD	3,470,147	110,572
02/08/2016	GS	EUR	315,000	USD	340,752	(6,731)
02/09/2016	DB	EUR	136,000	USD	147,220	(2,808)
02/17/2016	GS	EUR	130,000	USD	140,673	(2,762)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
03/14/2016	GS	EUR	470,000	USD	501,984	$(16,928)
03/14/2016	JPM	EUR	405,000	USD	439,575	(7,572)
03/16/2016	JPM	EUR	396,000	USD	423,716	(13,520)
03/27/2017	DB	EUR	18,000	USD	19,746	(416)
11/07/2017	GS	EUR	884,000	USD	970,588	(31,054)
07/09/2015	GS	GBP	210,000	USD	307,425	(13,452)
07/13/2015	JPM	GBP	437,000	USD	660,825	(6,886)
07/27/2015	BOA	GBP	115,621	USD	181,195	4,550
07/27/2015	GS	GBP	115,639	USD	181,121	4,448
07/27/2015	MSCI	GBP	115,640	USD	180,973	4,298
11/18/2015	GS	GBP	3,957,000	USD	5,849,783	(191,342)
12/18/2015	GS	GBP	604,000	USD	895,192	(26,811)
08/13/2015	BCLY	INR	24,282,000	USD	373,961	(841)
06/26/2015	BCLY	JPY	16,905,000	USD	141,355	5,106
06/26/2015	GS	JPY	343,260,000	USD	2,869,220	102,650
06/26/2015	JPM	JPY	79,274,910	USD	653,272	14,341
06/26/2015	MSCI	JPY	116,920,000	USD	979,889	37,550
06/11/2015	BOA	SEK	865,161	USD	100,264	(1,220)
06/11/2015	DB	SEK	865,030	USD	100,189	(1,279)
06/11/2015	GS	SEK	865,161	USD	100,234	(1,249)
06/02/2015	BCLY	USD	519,767	BRL	1,608,500	(14,950)

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/02/2015	GS	USD	334,929	BRL	1,021,500	$(14,338)
06/11/2015	DB	USD	71,515	SEK	630,000	2,384
06/11/2015	GS	USD	416,744	SEK	3,425,352	(14,950)
06/22/2015	BOA	USD	1,494,241	EUR	1,387,139	29,645
06/22/2015	DB	USD	2,864,919	EUR	2,642,069	37,611
06/22/2015	GS	USD	1,494,388	EUR	1,387,139	29,498
06/22/2015	JPM	USD	1,493,197	EUR	1,386,930	30,460
06/22/2015	MSCI	USD	1,334,386	EUR	1,215,000	391
06/23/2015	JPM	USD	65,466	EUR	62,000	2,647
06/26/2015	DB	USD	816,007	AUD	1,054,000	(11,201)
06/26/2015	GS	USD	8,586,703	JPY	1,029,564,299	(288,732)
07/13/2015	JPM	USD	676,760	GBP	450,000	10,815
07/23/2015	DB	USD	1,536,636	EUR	1,379,000	(21,025)
07/23/2015	GS	USD	898,879	EUR	808,000	(10,835)
07/23/2015	JPM	USD	242,546	EUR	228,000	8,040
07/27/2015	BOA	USD	106,032	GBP	67,659	(2,663)
07/27/2015	GS	USD	105,989	GBP	67,670	(2,603)
07/27/2015	MSCI	USD	105,903	GBP	67,671	(2,515)
07/31/2015	GS	USD	499,140	EUR	470,000	17,480
07/31/2015	JPM	USD	1,498,703	EUR	1,323,589	(43,824)
08/13/2015	BCLY	USD	517,394	INR	33,509,000	(170)
10/23/2015	JPM	USD	3,293,305	EUR	3,011,000	20,867
10/26/2015	JPM	USD	505,701	EUR	433,000	(29,078)
10/30/2015	JPM	USD	242,799	EUR	213,000	(8,324)
11/02/2015	JPM	USD	404,635	EUR	356,000	(12,723)
11/16/2015	JPM	USD	1,425,448	EUR	1,331,000	40,168
11/18/2015	GS	USD	6,629,399	GBP	4,471,179	196,718
12/18/2015	GS	USD	893,157	GBP	604,000	28,847
02/08/2016	GS	USD	335,318	EUR	315,000	12,166
02/09/2016	DB	USD	10,809	EUR	10,000	222
02/17/2016	GS	USD	1,190,732	CHF	1,121,700	16,867
03/14/2016	GS	USD	501,373	EUR	470,000	17,539
03/14/2016	JPM	USD	429,786	EUR	405,000	17,361
03/16/2016	JPM	USD	424,769	EUR	396,000	12,466
03/24/2016	JPM	USD	13,728	BRL	49,009	272
03/29/2016	GS	USD	15,343	EUR	14,000	121
11/07/2017	GS	USD	975,671	EUR	884,000	25,971

						$13,221

Forward Cross Currency Contracts

Settlement Date	Counterparty	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation/ (Depreciation)
06/22/2015	DB	DKK	2,451,316	EUR	329,000	$(352)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
3	Australian Government Bond 10 Yr.	June 2015	$294,730	$(2,689)
4	Australian Government Bond 3 Yr.	June 2015	342,216	(674)
2	Canadian Government Bond 10 Yr.	September 2015	226,600	3,486
11	Euro Bund	June 2015	1,877,797	(29,078)
2	Euro BUXL Bond 30 Yr.	June 2015	355,893	(13,006)
3	Japanese Government Bond 10 Yr. (OSE)	June 2015	3,568,384	(6,774)
7	OATs	September 2015	1,150,762	987
15	U.S. Ultra Bond	September 2015	2,404,219	16,653
4	UK Gilt Long Bond	September 2015	720,182	5,314

			$10,940,783	$(25,781)

Sales
1	Euro BOBL	June 2015	$141,516	$900

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Reverse Repurchase Agreements

Average balance outstanding	$(6,353,149)
Average interest rate	0.45%
Maximum balance outstanding	$(13,242,921)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Written Options

Currency Options

Principal Amount		Expiration Date	Description	Premiums	Market Value
Call EUR	133,000	06/19/2015	EUR Call/USD Put, Strike 1.10, (OTC) (CP-JPM)	$1,186	$(1,579)
Call EUR	46,000	02/24/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.21, (OTC) (CP-DB)	15,654	(8,336)
Call EUR	14,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	1,959	(3,460)

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Currency Options — continued

Principal Amount		Expiration Date	Description	Premiums	Market Value
Call EUR	33,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	$4,778	$(8,427)
Call EUR	885,000	03/10/2016	EUR Call/USD Put, Strike 1.14, (OTC) (CP-JPM)	13,439	(21,117)
Call EUR	879,000	03/14/2016	EUR Call/USD Put, Strike 1.15, (OTC) (CP-JPM)	12,678	(18,062)
Call EUR	46,000	03/31/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	7,405	(12,883)
Call EUR	45,000	06/03/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.18, (OTC) (CP-JPM)	9,184	(15,321)
Call GBP	972,000	07/09/2015	GBP Call/USD Put, Strike 1.57, (OTC) (CP-JPM)	12,803	(3,277)

				$79,086	$(92,462)

Written Options on Interest Rate Swaps
Principal Amount		Expiration Date	Description	Premiums	Market Value
Call EUR	266,000	07/13/2015	EUR Swaption Call, Expires 07/13/2015, Strike 0.64%, Upon potential exercise of option, the Fund will enter into a swap with a notional amount of 266,000 EUR in which it will pay a rate of 0.64% and will receive 6 month EURIBOR, maturing on 07/15/25. (OTC) (CP-MSCI)	$3,475	$(450)
Put EUR	266,000	07/13/2015	EUR Swaption Put, Expires 07/13/2015, Strike 0.64%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 266,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.64%, maturing on 07/15/25. (OTC) (CP-MSCI)	3,475	(6,791)
Put EUR	370,000	11/20/2015	EUR Swaption Put, Expires 11/20/2015, Strike 0.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 370,000 EUR in which it will pay 6 month EUIRBOR and will receive a rate of 0.81%, maturing on 11/20/25. (OTC) (CP-MSCI)	5,282	(9,136)
Call EUR	331,875	12/14/2015	EUR Swaption Call, Expires 12/14/2015, Strike 0.69%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 331,875 EUR in which it will pay a rate 0.69% and will receive 6 month EUIRBOR, maturing on 12/16/25. (OTC) (CP-MSCI)	6,872	(2,923)
Put EUR	331,875	12/14/2015	EUR Swaption Put, Expires 12/14/2015, Strike 0.69%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 331,875 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.69%, maturing on 12/16/25. (OTC) (CP-MSCI)	6,872	(11,513)
Call EUR	912,000	06/01/2016	EUR Swaption Call, Expires 06/01/2016, Strike 0.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 912,000 EUR in which it will pay a rate of 0.93% and will receive 6 month EURIBOR, maturing on 06/01/46. (OTC) (CP-GS)	26,941	(18,716)
Call EUR	922,000	07/07/2016	EUR Swaption Call, Expires 07/07/2016, Strike 0.99%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 922,000 EUR in which it will pay a rate of 0.99% and will receive 6 month EURIBOR, maturing on 07/17/46. (OTC) (CP-GS)	24,604	(22,423)
Call EUR	287,500	05/18/2017	EUR Swaption Call, Expires 05/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 287,500 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 05/18/47. (OTC) (CP-MSCI)	9,312	(13,558)
Call EUR	575,000	08/18/2017	EUR Swaption Call, Expires 08/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 575,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 08/18/47. (OTC) (CP-MSCI)	21,432	(29,164)
Call EUR	575,000	11/18/2017	EUR Swaption Call, Expires 11/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 575,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 11/18/47. (OTC) (CP-MSCI)	22,546	(31,092)
Call EUR	1,707,000	03/06/2018	EUR Swaption Call, Expires 03/06/2018, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 1,707,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 03/08/48. (OTC) (CP-GS)	56,859	(80,146)

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Written Options on Interest Rate Swaps — continued

Principal Amount		Expiration Date	Description	Premiums	Market Value
Call GBP	770,000	02/17/2017	GBP Swaption Call, Expires 02/17/2017, Strike 1.95%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 770,000 GBP in which it will pay a rate of 1.95% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-MSCI)	$42,095	$(49,693)
Call GBP	2,892,000	03/20/2017	GBP Swaption Call, Expires 03/20/2017, Strike 1.89%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 2,892,000 GBP in which it will pay a rate of 1.89% and will receive 6 month GBP LIBOR, maturing on 03/20/47. (OTC) (CP-GS)	153,397	(141,267)
Call GBP	653,000	05/19/2017	GBP Swaption Call, Expires 05/19/2017, Strike 1.91%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 653,000 GBP in which it will pay a rate of 1.91% and will receive 6 month GBP LIBOR, maturing on 05/19/47. (OTC) (CP-GS)	36,353	(33,825)

				$419,515	$(450,697)

Swap Contracts

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
666,000	USD	2/13/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	$3,566
333,000	USD	2/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	1,196
327,000	USD	3/5/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	753
287,000	USD	3/12/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	331
740,000	USD	3/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	1,623

						$7,469

					Premiums to (Pay) Receive	$—

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
32,059,000	JPY	1/19/2016	1/19/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(89)
31,832,000	JPY	1/22/2016	1/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(84)
31,832,000	JPY	1/25/2016	1/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(82)
31,832,000	JPY	1/26/2016	1/26/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(82)
31,832,000	JPY	1/28/2016	1/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(83)
31,832,000	JPY	2/1/2016	2/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(83)
31,832,000	JPY	2/2/2016	2/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(81)
31,832,000	JPY	2/5/2016	2/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(81)
31,832,000	JPY	2/8/2016	2/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(77)
31,832,000	JPY	2/9/2016	2/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(77)
259,692,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,949)
270,733,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,647)
61,653,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(737)
59,441,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(45)
59,441,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(31)
59,441,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(49)

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
59,441,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(45)
59,441,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(48)
35,944,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	6
35,944,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	5
35,944,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	21
35,944,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	7
35,944,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	6
54,697,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(175)
54,697,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(178)
54,697,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(172)
54,697,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(172)
54,697,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(177)
45,486,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	34
45,486,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	35
45,486,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	36
45,486,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	37
45,486,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	36
45,486,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(31)
45,486,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(30)
45,486,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(30)
45,486,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(30)
45,486,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(32)
54,583,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(161)
54,583,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(162)
54,583,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(161)
54,583,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(161)
54,583,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(162)
35,944,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	5
35,944,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	5
35,944,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	4
35,944,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	3
35,944,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	4
35,824,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(127)
59,441,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(40)
59,441,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(41)
59,441,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(43)
59,441,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(33)
35,824,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(128)
59,441,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(40)
35,824,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(128)
35,824,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(129)
35,824,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(130)
22,200,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(225)
22,200,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(224)
22,200,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(224)
22,200,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(223)
22,200,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(223)
22,200,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(222)
22,200,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(223)
22,200,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(222)

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
22,200,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(221)
22,200,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(221)
16,615,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(191)
16,615,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(190)
16,615,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(190)
16,615,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(189)
16,615,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(190)
16,615,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(190)
16,615,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(190)
16,615,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(190)
16,615,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(189)
16,615,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(189)
16,615,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(189)
16,615,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(189)
134,068,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,690)
16,615,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(188)
16,615,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(188)
41,893,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(539)
16,615,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(188)
16,615,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(188)
16,615,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(187)
16,615,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(187)
16,615,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(188)
16,615,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(188)
30,931,000	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(508)
30,931,000	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(505)
30,931,000	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(505)
30,931,000	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(505)
30,931,000	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(506)
30,931,000	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(501)
30,931,000	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(500)
30,931,000	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(500)
30,931,000	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(498)
30,931,000	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(498)
33,231,000	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(577)
33,231,000	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(577)
33,231,000	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(574)
33,231,000	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(575)
33,231,000	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(573)
42,104,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(925)
42,104,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(927)
42,104,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(924)
42,104,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(923)
42,104,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(923)
42,104,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(925)
42,377,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,172)
42,377,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,171)
42,377,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,171)
42,377,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,174)
42,377,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,171)

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
42,377,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(1,172)
33,231,000	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,032)
33,231,000	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,035)
33,231,000	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,033)
33,231,000	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,034)
33,231,000	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,035)
33,231,000	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,037)
5,326,000	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(4,351)
33,231,000	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,036)
33,231,000	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,037)
33,231,000	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,040)
33,231,000	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,037)
38,466,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,059)
38,466,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,060)
38,466,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,062)
38,466,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,061)
38,466,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,063)
38,466,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,063)
38,466,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,067)
38,466,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,063)
38,466,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(835)
38,466,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(836)
38,466,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(837)
38,466,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(838)
38,466,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(839)
38,466,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(839)
38,466,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(842)
27,026,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(331)
27,026,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(331)
27,026,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(332)
27,026,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(334)
27,026,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(334)
27,026,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(334)
27,026,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(337)
27,026,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(338)
4,831,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	6,898
2,972,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	9,977
2,432,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	9,125
1,741,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	3,883

							$(39,373)

						Premiums to (Pay) Receive	$(57,392)

[1]	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.58)% to (0.81)%.
[2]	For EURIBOR, Fund receives 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (0.34)%.

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Inflation Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
119,000	GBP	2/19/2020	GS	Receive	2.69%	U.K. Retail Price Index	$(45)
281,000	GBP	3/27/2020	GS	(Pay)	2.73%	U.K. Retail Price Index	(813)
119,000	GBP	2/19/2025	GS	(Pay)	2.92%	U.K. Retail Price Index	(1,617)
281,000	GBP	3/27/2025	GS	Receive	3.01%	U.K. Retail Price Index	1,764

							$(711)

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
284,000	AUD	11/6/2024	BCI (e)	Receive	4.35%	6 Month AUD BBSW	$7,462
1,200,000	AUD	11/7/2024	BCI (e)	Receive	4.31%	6 Month AUD BBSW	30,152
1,000,000	AUD	11/13/2024	BCI (e)	Receive	4.31%	6 Month AUD BBSW	24,925
147,000	AUD	5/8/2025	BCI (e)	Receive	3.78%	6 Month AUD BBSW	862
236,000	AUD	5/8/2025	BCI (e)	Receive	3.80%	6 Month AUD BBSW	1,513
242,000	AUD	5/11/2025	BCI (e)	Receive	3.71%	6 Month AUD BBSW	869
140,000	AUD	12/23/2034	BCI (e)	Receive	4.41%	6 Month AUD BBSW	2,760
69,000	AUD	12/30/2034	CSS (e)	Receive	4.37%	6 Month AUD BBSW	1,205
69,000	AUD	1/7/2035	BCI (e)	Receive	4.11%	6 Month AUD BBSW	323
70,000	AUD	1/8/2035	JPMF (e)	Receive	4.00%	6 Month AUD BBSW	(25)
139,000	AUD	1/9/2035	JPMF (e)	Receive	3.96%	6 Month AUD BBSW	(323)
207,000	AUD	1/13/2035	JPMF (e)	Receive	3.96%	6 Month AUD BBSW	(559)
140,000	AUD	1/13/2035	JPMF (e)	Receive	3.95%	6 Month AUD BBSW	(412)
140,000	AUD	1/14/2035	JPMF (e)	Receive	3.91%	6 Month AUD BBSW	(721)
142,000	AUD	1/16/2035	BCI (e)	Receive	3.82%	6 Month AUD BBSW	(1,359)
69,000	AUD	1/20/2035	BCI (e)	Receive	3.76%	6 Month AUD BBSW	(864)
139,000	AUD	1/21/2035	BCI (e)	Receive	3.75%	6 Month AUD BBSW	(1,756)
323,000	AUD	3/4/2035	BCI (e)	Receive	3.68%	6 Month AUD BBSW	(5,259)
194,000	AUD	3/4/2035	BCI (e)	Receive	3.66%	6 Month AUD BBSW	(3,329)
229,000	AUD	3/6/2035	BCI (e)	Receive	3.70%	6 Month AUD BBSW	(3,483)
254,000	AUD	3/10/2035	BCI (e)	Receive	3.75%	6 Month AUD BBSW	(3,244)
337,000	AUD	3/10/2035	BCI (e)	Receive	3.75%	6 Month AUD BBSW	(4,262)
290,000	AUD	3/19/2035	BCI (e)	Receive	3.51%	6 Month AUD BBSW	(7,165)
141,000	CHF	1/13/2035	CSS (e)	(Pay)	1.22%	6 Month CHF LIBOR	(1,391)
70,000	CHF	1/13/2035	CSS (e)	(Pay)	1.33%	6 Month CHF LIBOR	(1,481)
71,000	CHF	1/15/2035	CSS (e)	(Pay)	1.35%	6 Month CHF LIBOR	(1,640)
288,000	CHF	1/16/2035	CSS (e)	(Pay)	1.35%	6 Month CHF LIBOR	(6,651)
832,000	CHF	3/4/2035	CSS (e)	(Pay)	1.14%	6 Month CHF LIBOR	(2,319)
34,000	CHF	3/5/2035	BCI (e)	(Pay)	1.16%	6 Month CHF LIBOR	(150)
19,000	CHF	4/2/2035	CSS (e)	Receive	0.92%	6 Month CHF LIBOR	(363)

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
738,000	CHF	5/6/2035	CSS (e)	Receive	0.92%	6 Month CHF LIBOR	$(14,083)
139,000	CHF	5/7/2035	CSS (e)	Receive	0.98%	6 Month CHF LIBOR	(1,901)
4,377,000	DKK	2/25/2020	CSS (e)	Receive	0.39%	6 Month DKK CIBOR	(3,732)
1,625,000	DKK	2/27/2020	CSS (e)	Receive	0.32%	6 Month DKK CIBOR	(2,112)
4,437,000	DKK	3/2/2020	CSS (e)	Receive	0.34%	6 Month DKK CIBOR	(5,257)
4,565,000	DKK	3/2/2020	CSS (e)	Receive	0.33%	6 Month DKK CIBOR	(5,963)
1,150,000	DKK	3/6/2020	CSS (e)	Receive	0.36%	6 Month DKK CIBOR	(1,249)
2,416,000	DKK	3/9/2020	CSS (e)	Receive	0.38%	6 Month DKK CIBOR	(2,361)
2,546,000	DKK	3/10/2020	CSS (e)	Receive	0.41%	6 Month DKK CIBOR	(1,935)
2,443,000	DKK	3/20/2020	CSS (e)	Receive	0.37%	6 Month DKK CIBOR	(2,702)
1,510,000	EUR	11/28/2016	CSS (e)	Receive	0.10%	6 Month EURIBOR	2,271
1,173,000	EUR	3/20/2020	CSS (e)	Receive	0.25%	6 Month EURIBOR	(5,301)
1,173,000	EUR	3/20/2020	CSS (e)	Receive	0.25%	6 Month EURIBOR	(5,487)
2,495,000	EUR	3/23/2020	CSS (e)	Receive	0.25%	6 Month EURIBOR	(11,679)
1,206,000	EUR	3/23/2020	CSS (e)	Receive	0.25%	6 Month EURIBOR	(5,976)
1,555,000	EUR	3/24/2020	CSS (e)	Receive	0.24%	6 Month EURIBOR	(7,774)
1,304,000	EUR	3/25/2020	CSS (e)	Receive	0.27%	6 Month EURIBOR	(4,917)
3,293,000	EUR	5/4/2020	CSS (e)	(Pay)	0.26%	6 Month EURIBOR	15,077
76,000	EUR	5/14/2020	CSS (e)	(Pay)	0.41%	6 Month EURIBOR	(260)
132,000	EUR	5/14/2020	CSS (e)	(Pay)	0.41%	6 Month EURIBOR	(408)
63,000	EUR	5/18/2020	CSS (e)	(Pay)	0.42%	6 Month EURIBOR	(231)
42,000	EUR	5/18/2020	CSS (e)	(Pay)	0.42%	6 Month EURIBOR	(166)
63,000	EUR	5/20/2020	CSS (e)	(Pay)	0.41%	6 Month EURIBOR	(186)
406,000	EUR	5/25/2020	CSS (e)	(Pay)	0.41%	6 Month EURIBOR	(1,162)
125,000	EUR	5/25/2020	CSS (e)	(Pay)	0.40%	6 Month EURIBOR	(310)
125,000	EUR	5/25/2020	CSS (e)	(Pay)	0.40%	6 Month EURIBOR	(341)
125,000	EUR	5/25/2020	CSS (e)	(Pay)	0.41%	6 Month EURIBOR	(354)
315,000	EUR	5/28/2020	CSS (e)	(Pay)	0.38%	6 Month EURIBOR	(436)
92,000	EUR	6/2/2020	CSS (e)	(Pay)	0.36%	6 Month EURIBOR	(35)
307,000	EUR	6/2/2020	CSS (e)	(Pay)	0.36%	6 Month EURIBOR	(101)
144,000	EUR	6/2/2020	CSS (e)	(Pay)	0.35%	6 Month EURIBOR	—
62,000	EUR	6/2/2020	CSS (e)	(Pay)	0.36%	6 Month EURIBOR	(38)
591,000	EUR	3/19/2025	CSS (e)	Receive	0.61%	6 Month EURIBOR	(14,574)
885,000	EUR	3/26/2025	CSS (e)	Receive	0.57%	6 Month EURIBOR	(25,970)
302,000	EUR	3/30/2025	CSS (e)	Receive	0.59%	6 Month EURIBOR	(8,384)
385,000	EUR	5/8/2025	CSS (e)	(Pay)	1.41%	6 Month EURIBOR	(744)
960,000	EUR	5/8/2025	CSS (e)	(Pay)	0.87%	6 Month EURIBOR	(1,842)
159,000	EUR	5/13/2025	CSS (e)	(Pay)	0.89%	6 Month EURIBOR	(560)
218,000	EUR	5/14/2025	CSS (e)	(Pay)	0.96%	6 Month EURIBOR	(2,474)
159,000	EUR	5/18/2025	CSS (e)	(Pay)	1.00%	6 Month EURIBOR	(2,458)
95,000	EUR	5/18/2025	CSS (e)	(Pay)	0.98%	6 Month EURIBOR	(1,223)
64,000	EUR	5/18/2025	CSS (e)	(Pay)	0.97%	6 Month EURIBOR	(769)
206,000	EUR	5/19/2025	CSS (e)	(Pay)	1.48%	6 Month EURIBOR	(1,188)
320,000	EUR	5/21/2025	CSS (e)	(Pay)	0.91%	6 Month EURIBOR	(1,855)
385,000	EUR	3/30/2030	CSS (e)	(Pay)	0.74%	6 Month EURIBOR	23,143
199,000	EUR	9/15/2030	CSS (e)	(Pay)	0.78%	6 Month EURIBOR	12,042
292,000	EUR	3/30/2035	CSS (e)	(Pay)	0.82%	6 Month EURIBOR	24,986

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
407,000	EUR	12/24/2044	CSS (e)	(Pay)	1.96%	6 Month EURIBOR	$(24,118)
255,000	EUR	12/31/2044	CSS (e)	(Pay)	1.96%	6 Month EURIBOR	(14,955)
993,700	EUR	2/11/2045	CSS (e)	(Pay)	0.90%	6 Month EURIBOR	76,544
690,900	EUR	3/3/2045	CSS (e)	(Pay)	0.94%	6 Month EURIBOR	76,907
317,000	EUR	3/11/2045	CSS (e)	(Pay)	1.50%	6 Month EURIBOR	(84)
281,000	EUR	3/11/2045	CSS (e)	(Pay)	1.55%	6 Month EURIBOR	(1,858)
442,960	EUR	3/23/2045	CSS (e)	Receive	0.88%	6 Month EURIBOR	(52,083)
106,000	EUR	3/24/2045	CSS (e)	Receive	0.89%	6 Month EURIBOR	(12,268)
114,000	EUR	3/24/2045	CSS (e)	Receive	0.98%	6 Month EURIBOR	(10,220)
407,000	EUR	3/30/2045	CSS (e)	Receive	0.86%	6 Month EURIBOR	(50,403)
133,000	EUR	4/15/2045	CSS (e)	Receive	1.06%	6 Month EURIBOR	(8,930)
39,000	EUR	4/24/2045	CSS (e)	Receive	0.89%	6 Month EURIBOR	(4,533)
1,640,000	EUR	5/6/2045	CSS (e)	Receive	1.35%	6 Month EURIBOR	(30,445)
333,000	EUR	5/14/2045	CSS (e)	Receive	1.58%	6 Month EURIBOR	3,678
80,000	EUR	5/14/2045	CSS (e)	Receive	1.60%	6 Month EURIBOR	1,078
191,000	EUR	5/20/2045	CSS (e)	Receive	1.66%	6 Month EURIBOR	4,140
91,000	EUR	5/27/2045	CSS (e)	Receive	1.60%	6 Month EURIBOR	1,235
78,000	EUR	5/27/2045	CSS (e)	Receive	1.61%	6 Month EURIBOR	1,188
125,670	EUR	12/15/2045	CSS (e)	Receive	0.86%	6 Month EURIBOR	(16,609)
186,000	EUR	12/15/2045	CSS (e)	Receive	0.76%	6 Month EURIBOR	(29,717)
25,000	EUR	12/16/2045	CSS (e)	Receive	0.85%	6 Month EURIBOR	(3,359)
458,000	EUR	2/24/2046	CSS (e)	Receive	1.56%	6 Month EURIBOR	919
44,000	EUR	3/16/2046	CSS (e)	Receive	1.08%	6 Month EURIBOR	(3,192)
25,000	EUR	3/23/2046	CSS (e)	Receive	0.90%	6 Month EURIBOR	(3,127)
217,000	EUR	3/29/2046	CSS (e)	Receive	0.93%	6 Month EURIBOR	(24,827)
37,125	EUR	10/17/2046	CSS (e)	(Pay)	0.97%	6 Month EURIBOR	2,294
669,000	EUR	3/3/2047	CSS (e)	(Pay)	0.97%	6 Month EURIBOR	40,897
150,930	EUR	5/24/2047	CSS (e)	Receive	1.55%	6 Month EURIBOR	524
357,000	EUR	8/23/2047	CSS (e)	Receive	1.55%	6 Month EURIBOR	1,392
704,800	EUR	8/23/2047	CSS (e)	Receive	0.92%	6 Month EURIBOR	(73,762)
362,000	EUR	11/22/2047	CSS (e)	Receive	1.55%	6 Month EURIBOR	1,629
263,198	EUR	3/16/2056	CSS (e)	Receive	0.89%	6 Month EURIBOR	(41,815)
409,000	GBP	3/20/2019	CSS (e)	Receive	1.18%	6 Month GBP LIBOR	(3,380)
2,889,000	GBP	1/21/2025	BCI (e)	(Pay)	1.45%	SONIA Index	99,506
1,235,000	GBP	1/27/2025	BCI (e)	(Pay)	1.56%	SONIA Index	33,321
525,000	GBP	3/3/2025	BCI (e)	Receive	2.10%	SONIA Index	4,934
759,000	GBP	3/27/2025	BCI (e)	Receive	1.67%	SONIA Index	(15,219)
1,244,000	GBP	4/30/2025	BCI (e)	Receive	2.03%	SONIA Index	4,389
50,000	GBP	5/5/2025	BCI (e)	Receive	2.14%	SONIA Index	569
278,000	GBP	5/5/2025	BCI (e)	Receive	2.06%	SONIA Index	1,531
325,000	GBP	5/6/2025	CSS (e)	Receive	2.14%	SONIA Index	3,527
160,000	GBP	5/8/2025	BCI (e)	Receive	2.03%	SONIA Index	558
458,000	GBP	5/20/2030	BCI (e)	Receive	2.69%	6 Month GBP LIBOR	5,809
89,000	GBP	3/6/2045	BCI (e)	Receive	2.52%	6 Month GBP LIBOR	3,061
150,000	GBP	3/27/2045	BCI (e)	Receive	2.11%	6 Month GBP LIBOR	(4,193)
437,000	GBP	5/7/2045	BCI (e)	Receive	2.49%	6 Month GBP LIBOR	12,274
874,000	GBP	5/7/2045	BCI (e)	Receive	2.44%	6 Month GBP LIBOR	18,333

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
37,000	GBP	5/8/2045	BCI (e)	Receive	2.35%	6 Month GBP LIBOR	$295
139,000	GBP	5/13/2045	BCI (e)	Receive	2.47%	6 Month GBP LIBOR	3,604
88,000	GBP	5/14/2045	BCI (e)	Receive	2.49%	6 Month GBP LIBOR	2,529
18,000	GBP	3/23/2046	BCI (e)	Receive	1.94%	6 Month GBP LIBOR	(1,725)
13,000	GBP	3/23/2046	BCI (e)	(Pay)	2.05%	6 Month GBP LIBOR	750
121,000	GBP	3/23/2046	BCI (e)	(Pay)	1.97%	6 Month GBP LIBOR	10,255
2,500,000	MXN	10/9/2024	BCI (e)	Receive	6.10%	TIIE	(920)
6,300,000	MXN	10/11/2024	BCI (e)	Receive	6.18%	TIIE	350
5,000,000	MXN	10/16/2024	BCI (e)	Receive	6.03%	TIIE	(3,603)
2,500,000	MXN	10/17/2024	BCI (e)	Receive	6.05%	TIIE	(1,554)
2,400,000	MXN	10/18/2024	BCI (e)	Receive	6.08%	TIIE	(1,131)
5,200,000	MXN	10/18/2024	BCI (e)	Receive	6.12%	TIIE	(1,398)
1,200,000	MXN	10/24/2024	BCI (e)	Receive	6.17%	TIIE	(30)
4,125,000	MXN	10/25/2024	BCI (e)	Receive	6.19%	TIIE	310
10,644,000	MXN	5/8/2025	BCI (e)	(Pay)	6.25%	TIIE	(1,012)
453,000	USD	12/15/2024	CSS (e)	(Pay)	2.33%	3 Month USD LIBOR	(6,979)
656,000	USD	5/13/2025	CSS (e)	Receive	2.29%	3 Month USD LIBOR	6,702
152,000	USD	9/23/2025	CSS (e)	(Pay)	2.48%	3 Month USD LIBOR	(2,838)
108,000	USD	9/23/2025	CSS (e)	(Pay)	2.39%	3 Month USD LIBOR	(1,176)
405,000	USD	3/17/2031	CSS (e)	(Pay)	2.58%	3 Month USD LIBOR	(536)
110,000	USD	12/16/2034	CSS (e)	(Pay)	2.65%	3 Month USD LIBOR	(2,228)
122,000	USD	1/9/2035	CSS (e)	(Pay)	2.39%	3 Month USD LIBOR	2,684
133,000	USD	2/15/2041	CSS (e)	Receive	2.68%	3 Month USD LIBOR	2,048
1,564,000	USD	2/15/2041	CSS (e)	Receive	2.56%	3 Month USD LIBOR	(13,320)
664,561	USD	2/15/2041	CSS (e)	(Pay)	2.56%	3 Month USD LIBOR	5,414
677,198	USD	2/15/2041	CSS (e)	(Pay)	2.51%	3 Month USD LIBOR	11,833
319,117	USD	2/15/2041	JPMF (e)	Receive	2.57%	3 Month USD LIBOR	(1,210)
306,480	USD	2/15/2041	JPMF (e)	Receive	2.62%	3 Month USD LIBOR	(1,147)
656,240	USD	2/15/2041	CSS (e)	(Pay)	2.59%	3 Month USD LIBOR	1,186
661,135	USD	2/15/2041	CSS (e)	(Pay)	2.57%	3 Month USD LIBOR	3,675
872,768	USD	2/15/2041	CSS (e)	(Pay)	2.60%	3 Month USD LIBOR	457
898,131	USD	2/15/2041	CSS (e)	(Pay)	2.53%	3 Month USD LIBOR	13,340
303,055	USD	2/15/2041	CSS (e)	Receive	2.64%	3 Month USD LIBOR	(1,130)
395,327	USD	2/15/2041	CSS (e)	Receive	2.66%	3 Month USD LIBOR	(1,465)
420,690	USD	2/15/2041	CSS (e)	Receive	2.66%	3 Month USD LIBOR	(1,588)
298,155	USD	2/15/2041	CSS (e)	Receive	2.66%	3 Month USD LIBOR	(1,107)
628,000	USD	2/15/2041	CSS (e)	(Pay)	2.71%	3 Month USD LIBOR	(12,985)
618,000	USD	2/15/2041	CSS (e)	(Pay)	2.75%	3 Month USD LIBOR	(18,304)
269,925	USD	2/15/2041	JPMF (e)	Receive	2.77%	3 Month USD LIBOR	(973)
260,000	USD	2/15/2041	JPMF (e)	Receive	2.83%	3 Month USD LIBOR	(925)
307,000	USD	3/26/2045	JPMF (e)	(Pay)	2.51%	3 Month USD LIBOR	10,518
270,000	USD	3/30/2045	CSS (e)	(Pay)	2.63%	3 Month USD LIBOR	6,565
195,000	USD	3/31/2045	CSS (e)	Receive	2.37%	3 Month USD LIBOR	(10,297)
404,000	USD	5/6/2045	CSS (e)	Receive	2.96%	3 Month USD LIBOR	1,928
396,000	USD	5/6/2045	CSS (e)	Receive	2.94%	3 Month USD LIBOR	1,508
76,000	USD	5/7/2045	CSS (e)	Receive	3.01%	3 Month USD LIBOR	786
162,000	USD	5/15/2045	CSS (e)	Receive	3.20%	3 Month USD LIBOR	5,548

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
122,000	USD	3/17/2046	CSS (e)	Receive	2.65%	3 Month USD LIBOR	$(1,243)

							$(75,063)

						Premiums to (Pay) Receive	$(54,996)

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of May 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BOBL - Bundesobligationen

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CP - Counterparty

DKK CIBOR - Copenhagen Interbank Offered Rate denominated in Danish Krone.

EURIBOR - Euro Interbank Offered Rate

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

OATs - Obligations Assimilables du Trésor

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SIFMA - Securities Industry and Financial Markets Association

SONIA - Sterling Overnight Interbank Average

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium Interest Rate - Mexico

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(b)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2015. Note: Yield rounds to 0.00%.

(d)	The rate shown represents yield-to-maturity.

(e)	Swap was cleared through the CME Group.

Counterparty Abbreviations:

BCI - Barclays Capital Inc.

BCLY- Barclays Bank PLC

BOA - Bank of America, N.A.

CSS - Credit Suisse Securities (USA) LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

JPMF - J.P. Morgan Securities LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

INR - Indian Rupee

JPY - Japanese Yen

MXN - Mexican Peso

SEK - Swedish Krona

USD - United States Dollar

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 99.7%

	U.S. Government — 99.6%
7,075,000	U.S. Treasury Bill, 0.00%, due 06/04/15 (a)(b)	7,075,000
141,000,000	U.S. Treasury Bill, 0.00%, due 07/23/15 (a)(b)	140,999,013
1,000,000	U.S. Treasury Bill, 0.00%, due 08/06/15 (a)(b)	1,000,000
106,500,000	U.S. Treasury Bill, 0.00%, due 08/20/15 (a)(b)	106,498,828
49,300,000	U.S. Treasury Bill, 0.00%, due 08/27/15 (a)(b)	49,299,408
77,500,000	U.S. Treasury Bill, 0.01%, due 06/18/15 (a)	77,499,612
92,500,000	U.S. Treasury Bill, 0.01%, due 09/10/15 (a)	92,497,410
5,600,000	U.S. Treasury Bill, 0.01%, due 10/01/15 (a)	5,599,810
50,000,000	U.S. Treasury Bill, 0.02%, due 09/03/15 (a)	49,997,450
69,000,000	U.S. Treasury Bill, 0.02%, due 09/17/15 (a)	68,996,343
201,500,000	U.S. Treasury Bill, 0.02%, due 09/24/15 (a)	201,488,716
171,700,000	U.S. Treasury Bill, 0.02%, due 10/22/15 (a)	171,684,719
374,700,000	U.S. Treasury Bill, 0.03%, due 10/08/15 (a)	374,662,905
3,000,000	U.S. Treasury Bill, 0.05%, due 11/05/15 (a)	2,999,379
277,000,000	U.S. Treasury Bill, 0.05%, due 11/12/15 (a)	276,936,844
233,200,000	U.S. Treasury Bill, 0.10%, due 01/07/16 (a)	233,061,013
13,000,000	U.S. Treasury Note, 0.25%, due 07/31/15	13,002,028
160,000,000	U.S. Treasury Note, 0.25%, due 09/15/15	160,087,520
36,000,000	U.S. Treasury Note, 0.25%, due 09/30/15	36,014,076
150,000,000	U.S. Treasury Note, 0.25%, due 11/30/15	150,117,150
115,500,000	U.S. Treasury Note, 0.38%, due 06/30/15	115,527,027
40,000,000	U.S. Treasury Note, 0.38%, due 08/31/15	40,028,120
88,425,000	U.S. Treasury Note, 1.25%, due 08/31/15	88,687,534
187,000,000	U.S. Treasury Note, 1.25%, due 09/30/15	187,730,422
137,000,000	U.S. Treasury Note, 1.75%, due 07/31/15	137,385,244
165,000,000	U.S. Treasury Note, 1.88%, due 06/30/15	165,231,990

	Total U.S. Government	2,954,107,561

Shares	Description	Value ($)
	Money Market Funds — 0.1%
1,282,822	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (c)	1,282,822

	TOTAL SHORT-TERM INVESTMENTS (COST $2,955,126,080)	2,955,390,383

	TOTAL INVESTMENTS — 99.7% (Cost $2,955,126,080)	2,955,390,383
	Other Assets and Liabilities (net) — 0.3%	10,015,677

	TOTAL NET ASSETS — 100.0%	$2,965,406,060

Notes to Schedule of Investments:

(a)	The rate shown represents yield-to-maturity.
(b)	Rate rounds to 0.00%.
(c)	The rate disclosed is the 7 day net yield as of May 31, 2015. Note: Yield rounds to 0.00%.

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 69.1%

	Asset-Backed Securities — 19.3%
	Collateralized Debt Obligations — 0.0%
6,777,455	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.08%, due 11/23/52	6,777

	Commercial Mortgage-Backed Securities — 8.2%
683,227	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.55%, due 01/25/35	625,153
1,028,676	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.57%, due 01/25/36	905,235
2,645,160	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.48%, due 12/25/37	2,698,063
572,064	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.43%, due 11/15/33	543,461
709,131	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.43%, due 02/25/30	675,816
516,108	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.43%, due 09/25/30	485,142

	Total Commercial Mortgage-Backed Securities	5,932,870

	Insured Other — 3.0%
9,200,000	Toll Road Investment Part II, Series C, 144A, NPG, Zero Coupon, due 02/15/37	2,157,400

	Residential Mortgage-Backed Securities - Other — 2.8%
2,555,888	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.19%, due 02/28/40	2,065,413

	Residential Mortgage-Backed Securities - Subprime — 5.3%
7,674,095	Securitized Asset-Backed Receivables LLC, Series 06-HE1, Class A2C, 1 mo. LIBOR + .16%, 0.34%, due 07/25/36	3,856,233

	Total Asset-Backed Securities	14,018,693

	U.S. Government — 48.6%
41,250,000	U.S. Treasury Strip Coupon, due 02/15/23	35,182,579

	U.S. Government Agency — 1.2%
800,000	U.S. Department of Transportation, 144A, 6.00%, due 12/07/21	899,600

	TOTAL DEBT OBLIGATIONS (COST $60,325,918)	50,100,872

Principal Amount / Shares / Par Value ($)		Description	Value ($)
		OPTIONS PURCHASED — 0.0%

		Currency Options — 0.0%
EUR	3,000,000	EUR Call/CHF Put, One-Touch Binary Option, Expires 06/16/15, Strike 1.56, (OTC) (CP-JPM)	—

		Total Currency Options	—

		TOTAL OPTIONS PURCHASED (COST $1,356,350)	—

		SHORT-TERM INVESTMENTS — 28.4%

		Money Market Funds — 1.4%
	1,010,868	State Street Institutional Liquid Reserves Fund-Premier Class, 0.1% (a)	1,010,868

		U.S. Government — 27.0%
	14,569,000	U.S. Treasury Bill, 0.00%, due 08/06/15 (b)(c)(d)	14,569,000
	5,000,000	U.S. Treasury Bill, 0.02%, due 09/03/15 (b)	4,999,745

		Total U.S. Government	19,568,745

		TOTAL SHORT-TERM INVESTMENTS (COST $20,578,309)	20,579,613

		TOTAL INVESTMENTS — 97.5% (Cost $82,260,577)	70,680,485
		Other Assets and Liabilities (net) — 2.5%	1,779,877

		TOTAL NET ASSETS — 100.0%	$72,460,362

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

A summary of outstanding financial instruments at May 31, 2015 is as follows:

Written Options

Written Options on Interest Rate Swaps

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	19,090,000	12/16/2016	EUR Swaption Call, Expires 12/16/16, Strike 0.93%, Upon potential exercise of option, the Fund will enter into a swap with a notional amount of 19,090,000 EUR in which it will pay a rate of 0.93% and will receive 6 month EURIBOR, maturing on 12/16/46. (OTC) (CP-GS)	$497,588	$(549,072)

					$497,588	$(549,072)

Swap Contracts

Inflation Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
7,507,500	GBP	1/13/2020	GS	Receive	2.72%	U.K. Retail Price Index	$(61,018)
13,985,250	GBP	1/14/2020	GS	Receive	2.76%	U.K. Retail Price Index	(155,433)
7,507,500	GBP	1/13/2025	GS	(Pay)	2.93%	U.K. Retail Price Index	(49,050)
13,985,250	GBP	1/14/2025	GS	(Pay)	2.94%	U.K. Retail Price Index	(74,035)

							$(339,536)

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
41,250,000	USD	2/15/2023	CSS (e)	(Pay)	0.00%	3 Month USD LIBOR	$(2,707,837)
2,256,000	EUR	4/14/2030	CSS (e)	(Pay)	0.72%	6 Month EURIBOR	145,959
1,696,000	EUR	4/14/2035	CSS (e)	(Pay)	0.80%	6 Month EURIBOR	151,473
238,914	EUR	2/17/2045	CSS (e)	(Pay)	1.18%	6 Month EURIBOR	8,112
2,341,000	EUR	4/14/2045	CSS (e)	Receive	0.85%	6 Month EURIBOR	(294,437)
3,197,600	EUR	12/22/2046	CSS (e)	(Pay)	1.43%	6 Month EURIBOR	13,548
12,456,222	EUR	2/3/2047	CSS (e)	(Pay)	0.97%	6 Month EURIBOR	764,377
2,005,400	EUR	2/3/2047	CSS (e)	(Pay)	1.43%	6 Month EURIBOR	7,990

							$(1,910,815)

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of May 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CDO - Collateralized Debt Obligation

CP - Counterparty

EURIBOR - Euro Interbank Offered Rate

LIBOR - London Interbank Offered Rate

OTC - Over-the-Counter

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at May 31, 2015, which are subject to change based on the terms of the security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2015.

(b)	The rate shown represents yield-to-maturity.

(c)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(d)	Rate rounds to 0.00%.

(e)	Swap was cleared through the CME Group.

Counterparty Abbreviations:

CSS - Credit Suisse Securities

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

Currency Abbreviations:

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

USD - United States Dollar

As of May 31, 2015, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	5,337,769,947	55,072,787	(230,098,454)	(175,025,667)
Benchmark-Free Bond Fund	9,646,134	85,791	(402,894)	(317,103)
Core Plus Bond Fund	259,168,539	2,502,613	(23,238,328)	(20,735,715)
Currency Hedged International Bond Fund	77,032,279	45,790	(6,118,747)	(6,072,957)
Debt Opportunities Fund	1,816,185,728	40,478,702	(80,353,104)	(39,874,402)
Emerging Country Debt Fund	4,202,972,015	272,871,134	(184,406,874)	88,464,260
Global Bond Fund	45,069,370	364,946	(4,663,888)	(4,298,942)
International Bond Fund	32,002,753	549,256	(4,593,637)	(4,044,381)
U.S. Treasury Fund	2,955,126,080	296,930	(32,627)	264,303
World Opportunity Overlay Fund	73,101,509	1,766,085	(4,187,109)	(2,421,024)

Investments in affiliated issuers

The Funds may make investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Funds’ Schedule of Investments.

A summary of the Funds’ transactions in the shares of other funds of GMO Trust during the period ended May 31, 2015 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$205,200,022	$165,048,649	$10,000,000	$48,649	$—	$—	$360,248,671

Benchmark-Free Bond Fund
GMO Debt Opportunities Fund, Class VI	$479,137	$—	$—	$—	$—	$—	$482,228
GMO Emerging Country Debt Fund, Class IV	1,421,742	—	—	—	—	—	1,445,738

Totals	$1,900,879	$—	$—	$—	$—	$—	$1,927,966

Core Plus Bond Fund
GMO Debt Opportunities Fund, Class VI	$23,095,439	$—	$—	$—	$—	$—	$23,244,442
GMO Emerging Country Debt Fund, Class IV	11,151,254	—	—	—	—	—	11,339,460
GMO U.S. Treasury Fund	23,331,920	24,781,000	6,000,000	6,525	—	—	42,112,921
GMO World Opportunity Overlay Fund	46,286,352	—	3,706,664	—	—	18,516,379	24,292,168

Totals	$103,864,965	$24,781,000	$9,706,664	$6,525	$—	$18,516,379	$100,988,991

Currency Hedged International Bond Fund
GMO Debt Opportunities Fund, Class VI	$3,276,775	$—	$500,000	$—	$—	$—	$2,793,076
GMO Emerging Country Debt Fund, Class IV	3,308,535	—	—	—	—	—	3,364,376
GMO U.S. Treasury Fund	107,222	17,500,000	9,807,222	975	—	—	7,800,000
GMO World Opportunity Overlay Fund	13,783,104	—	1,044,486	—	—	5,513,789	7,293,992

Totals	$20,475,636	$17,500,000	$11,351,708	$975	$—	$5,513,789	$21,251,444

Debt Opportunities Fund
GMO U.S. Treasury Fund	$44,831,828	$5,000,000	$—	$7,594	$—	$—	$49,831,828

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Emerging Country Debt Fund
GMO Debt Opportunities Fund, Class VI	$14,086,690	$—	$—	$—	$—	$—	$14,177,572
GMO U.S. Treasury Fund	36,008,143	35,000,000	—	6,344	—	—	71,008,143
GMO World Opportunity Overlay Fund	38,643,941	—	22,898,430	—	—	15,459,111	—

Totals	$88,738,774	$35,000,000	$22,898,430	$6,344	$—	$15,459,111	$85,185,715

Global Bond Fund
GMO Debt Opportunities Fund, Class VI	$1,946,091	$—	$—	$—	$—	$—	$1,958,647
GMO Emerging Country Debt Fund, Class IV	2,070,417	—	—	—	—	—	2,105,361
GMO U.S. Treasury Fund	1,426,178	9,710,000	7,241,178	376	—	—	3,895,000
GMO World Opportunity Overlay Fund	9,174,842	—	1,401,742	—	—	3,670,301	4,136,752

Totals	$14,617,528	$9,710,000	$8,642,920	$376	$—	$3,670,301	$12,095,760

International Bond Fund
GMO Debt Opportunities Fund, Class VI	$1,499,425	$—	$162,876	$—	$—	$—	$1,345,307
GMO Emerging Country Debt Fund, Class IV	1,863,627	—	565,641	—	—	—	1,330,695
GMO U.S. Treasury Fund	1,013,594	11,264,000	10,277,594	360	—	—	2,000,000
GMO World Opportunity Overlay Fund	8,660,765	—	2,326,851	—	—	3,464,650	2,888,779

Totals	$13,037,411	$11,264,000	$13,332,962	$360	$—	$3,464,650	$7,564,781

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2015 through May 31, 2015. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2016.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Typically, the Funds and the underlying funds value each fixed income security based on the most recent quoted price supplied by a single pricing source chosen by GMO. Although GMO normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Alternative pricing sources may be available for securities held by the Funds and the underlying funds, although the prices supplied by those alternative sources do not necessarily align with the prices supplied by primary pricing sources. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Funds and the underlying funds. See the table below for information about securities for which no alternative pricing source was available.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Unlisted securities (including fixed income securities) for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (the “Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2015, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or valued using prices for which no alternative pricing source was available. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of May 31, 2015 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Single source: No alternative pricing source was available
Asset Allocation Bond Fund	2%[1]	—
Benchmark-Free Bond Fund	< 1%	1%
Core Plus Bond Fund	< 1%	2%
Currency Hedged International Bond Fund	< 1%	1%
Debt Opportunities Fund	1%[2]	14%
Emerging Country Debt Fund	2%[3]	3%
Global Bond Fund	< 1%	1%
International Bond Fund	< 1%	1%
U.S. Treasury Fund	—	—
World Opportunity Overlay Fund	—	6%

[1]	Consists of quanto options and correlation swaps which were valued using broker quotes.
[2]	Consists of four U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 125 basis points for liquidity considerations.
[3]	Includes the Autopistas Del Nordeste Ltd. asset-backed security which represents 0.6% of the Fund’s total net assets and is valued using a 500 basis point spread over the yield of a comparable government bond. Also includes the Republic of Argentina judgments which represent 0.8% of the Fund’s total net assets and is valued using a broker quote and adjusted by a 20% discount for liquidity and other considerations.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). Other than as described in the footnotes to the Securities and derivatives table above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at May 31, 2015.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; and certain restricted securities valued at the most recent available market or quoted price.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they are valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; and third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
DEBT OBLIGATIONS
Corporate Debt	$—	$86,734,779	$—	$86,734,779
Foreign Government Obligations	—	13,669,822	—	13,669,822
U.S. Government	859,742,185	1,906,863,828	—	2,766,606,013

TOTAL DEBT OBLIGATIONS	859,742,185	2,007,268,429	—	2,867,010,614

Mutual Funds	360,248,671	—	—	360,248,671
Options Purchased	—	565,108,983	115,136,969	680,245,952
Short-Term Investments	1,255,239,043	—	—	1,255,239,043

Total Investments	2,475,229,899	2,572,377,412	115,136,969	5,162,744,280

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	220,735,940	—	220,735,940
Futures Contracts
Interest Rate Risk	1,564,150	—	—	1,564,150
Swap Contracts
Interest Rate Risk	—	298,746,299	—	298,746,299

Total	$2,476,794,049	$3,091,859,651	$115,136,969	$5,683,790,669

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(174,989,463)	$—	$(174,989,463)
Written Options
Foreign Currency Risk	—	(40,456,677)	—	(40,456,677)
Interest Rate Risk	—	(176,554,887)	—	(176,554,887)
Swap Contracts
Equity Risk**	—	—	(7,117,968)	(7,117,968)
Inflation Risk	—	(4,893,706)	—	(4,893,706)
Interest Rate Risk	—	(340,217,941)	—	(340,217,941)

Total	$—	$(737,112,674)	$(7,117,968)	$(744,230,642)

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Bond Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$174,924	$—	$174,924
U.S. Government	1,571,555	154,403	—	1,725,958

TOTAL DEBT OBLIGATIONS	1,571,555	329,327	—	1,900,882

Mutual Funds	1,927,966	—	—	1,927,966

Options Purchased	—	782,287	—	782,287
Short-Term Investments	4,717,896	—	—	4,717,896

Total Investments	8,217,417	1,111,614	—	9,329,031

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	273,581	—	273,581
Swap Contracts
Interest Rate Risk	—	398,649	—	398,649

Total	$8,217,417	$1,783,844	$—	$10,001,261

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(182,004)	$—	$(182,004)
Written Options
Foreign Currency Risk	—	(52,479)	—	(52,479)
Interest Rate Risk	—	(229,858)	—	(229,858)
Swap Contracts
Inflation Risk	—	(6,563)	—	(6,563)
Interest Rate Risk	—	(451,401)	—	(451,401)

Total	$—	$(922,305)	$—	$(922,305)

Core Plus Bond Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$—	$632,565	$632,565
Corporate Debt	—	8,158,359	—	8,158,359
Foreign Government Obligations	—	10,886,008	—	10,886,008
U.S. Government	51,386,400	49,387,291	—	100,773,691

TOTAL DEBT OBLIGATIONS	51,386,400	68,431,658	632,565	120,450,623

Mutual Funds	100,988,991	—	—	100,988,991

Options Purchased	—	7,905,792	—	7,905,792
Short-Term Investments	9,087,418	—	—	9,087,418

Total Investments	161,462,809	76,337,450	632,565	238,432,824

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	3,084,890	—	3,084,890
Swap Contracts
Inflation Risk	—	9,202	—	9,202
Interest Rate Risk	—	5,161,097	—	5,161,097

Total	$161,462,809	$84,592,639	$632,565	$246,688,013

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,907,373)	$—	$(2,907,373)
Futures Contracts
Interest Rate Risk	(39,362)	—	—	(39,362)
Written Options
Foreign Currency Risk	—	(519,127)	—	(519,127)
Interest Rate Risk	—	(2,505,257)	—	(2,505,257)
Swap Contracts
Inflation Risk	—	(16,547)	—	(16,547)
Interest Rate Risk	—	(6,240,913)	—	(6,240,913)

Total	$(39,362)	$(12,189,217)	$—	$(12,228,579)

Description	Level 1	Level 2	Level 3	Total
Currency Hedged International Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$—	$397,007	—	$397,007
Foreign Government Obligations	—	40,303,428	—	40,303,428

TOTAL DEBT OBLIGATIONS	—	40,700,435	—	40,700,435

Mutual Funds	21,251,444	—	—	21,251,444

Options Purchased	—	2,358,619	—	2,358,619
Short-Term Investments	6,648,824	—	—	6,648,824

Total Investments	27,900,268	43,059,054	—	70,959,322

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	1,363,261	—	1,363,261
Futures Contracts
Interest Rate Risk	90,166	—	—	90,166
Swap Contracts
Interest Rate Risk	—	1,143,305	—	1,143,305
Inflation Risk	—	2,530	—	2,530

Total	$27,990,434	$45,568,150	$—	$73,558,584

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,823,471)	$—	$(1,823,471)
Futures Contracts
Interest Rate Risk	(186,226)	—	—	(186,226)
Written Options
Foreign Currency Risk	—	(155,037)	—	(155,037)
Interest Rate Risk	—	(742,785)	—	(742,785)
Swap Contracts
Interest Rate Risk	—	(1,337,969)	—	(1,337,969)
Inflation Risk	—	(4,588)	—	(4,588)

Total	$(186,226)	$(4,063,850)	$—	$(4,250,076)

Debt Opportunities Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$8,797,404	$1,316,702,348	$1,325,499,752
U.S. Government Agency	—	—	24,127,703	24,127,703

TOTAL DEBT OBLIGATIONS	—	8,797,404	1,340,830,051	1,349,627,455

Mutual Funds	49,831,828	—	—	49,831,828

Short-Term Investments	376,852,043	—	—	376,852,043

Total Investments	426,683,871	8,797,404	1,340,830,051	1,776,311,326

Derivatives*
Swap Contracts
Credit Risk	—	2,170,538	—	2,170,538
Interest Rate Risk	—	644,051	—	644,051

Total	$426,683,871	$11,611,993	$1,340,830,051	$1,779,125,915

Liability Valuation Inputs
Derivatives*
Written Options
Credit Risk	$—	$(636)	$—	$(636)
Swap Contracts
Credit Risk	—	(5,471,913)	—	(5,471,913)
Interest Rate Risk	—	(345,451)	—	(345,451)

Total	$—	$(5,818,000)	$—	$(5,818,000)

Description	Level 1	Level 2	Level 3	Total
Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$—	$66,564,928	$66,564,928
Corporate Debt	—	—	21,143,750	21,143,750
Foreign Government Agency	—	845,815,389	72,417,417	918,232,806
Foreign Government Obligations	—	2,063,852,869	120,643,430	2,184,496,299
Judgments	—	—	33,840,000	33,840,000
U.S. Government	81,006,240	72,869,507	—	153,875,747

TOTAL DEBT OBLIGATIONS	81,006,240	2,982,537,765	314,609,525	3,378,153,530

Loan Assignments	—	—	8,133,959	8,133,959
Loan Participations	—	—	71,252,510	71,252,510
Mutual Funds	85,185,715	—	—	85,185,715
Rights/Warrants	—	28,659,366	6,639,017	35,298,383
Short-Term Investments	713,412,178	—	—	713,412,178

Total Investments	879,604,133	3,011,197,131	400,635,011	4,291,436,275

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	1,629,230	—	1,629,230
Options
Credit Risk	—	—	506,319	506,319
Swap Contracts
Credit Risk	—	45,850,054	—	45,850,054
Interest Rate Risk	—	4,833,839	—	4,833,839

Total	$879,604,133	$3,063,510,254	$401,141,330	$4,344,255,717

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(5,049,671)	$—	$(5,049,671)
Options
Credit Risk	—	—	(2,300,113)	(2,300,113)
Swap Contracts
Credit Risk	—	(96,547,156)	—	(96,547,156)
Interest Rate Risk	—	(8,812,976)	—	(8,812,976)

Total	$—	$(110,409,803)	$(2,300,113)	$(112,709,916)

Global Bond Fund
Asset Valuation Inputs
DEBT OBLIGATIONS
Foreign Government Obligations	$—	$17,010,456	$—	$17,010,456
U.S. Government	—	9,526,338	—	9,526,338

TOTAL DEBT OBLIGATIONS	—	26,536,794	—	26,536,794

Mutual Funds	12,095,760	—	—	12,095,760
Options Purchased	—	1,533,549	—	1,533,549
Short-Term Investments	604,325	—	—	604,325

Total Investments	12,700,085	28,070,343	—	40,770,428

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	1,054,056	—	1,054,056
Futures Contracts
Interest Rate Risk	71,943	—	—	71,943
Swap Contracts
Inflation Risk		1,726		1,726
Interest Rate Risk	—	759,622	—	759,622

Total	$12,772,028	$29,885,747	$—	$42,657,775

Description	Level 1	Level 2	Level 3	Total
Global Bond Fund (continued)
Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,050,434)	$—	$(1,050,434)
Forward Cross Currency Contracts
Foreign Currency Risk	—	(227)	—	(227)
Futures Contracts
Interest Rate Risk	(101,302)	—	—	(101,302)
Written Options
Foreign Currency Risk	—	(100,542)	—	(100,542)
Interest Rate Risk	—	(483,123)	—	(483,123)
Swap Contracts
Inflation Risk		(2,737)		(2,737)
Interest Rate Risk	—	(862,969)	—	(862,969)

Total	$(101,302)	$(2,500,032)	$—	$(2,601,334)

International Bond Fund
Asset Valuation Inputs
Debt Obligations
Foreign Government Obligations	$—	$17,644,307	$—	$17,644,307
U.S. Government	—	575,354	—	575,354

TOTAL DEBT OBLIGATIONS	—	18,219,661	—	18,219,661

Mutual Funds	7,564,781	—	—	7,564,781

Options Purchased	—	1,411,707	—	1,411,707
Short-Term Investments	762,223	—	—	762,223

Total Investments	8,327,004	19,631,368	—	27,958,372

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	964,165	—	964,165
Futures Contracts
Interest Rate Risk	27,340	—	—	27,340
Swap Contracts
Inflation Risk	—	1,764	—	1,764
Interest Rate Risk	—	677,708	—	677,708

Total	$8,354,344	$21,275,005	$—	$29,629,349

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(950,944)	$—	$(950,944)
Forward Cross Currency Contracts
Foreign Currency Risk	—	(352)	—	(352)
Futures Contracts
Interest Rate Risk	(52,221)	—	—	(52,221)
Written Options
Foreign Currency Risk	—	(92,462)	—	(92,462)
Interest Rate Risk	—	(450,697)	—	(450,697)
Swap Contracts
Inflation Risk	—	(2,475)	—	(2,475)
Interest Rate Risk	—	(784,675)	—	(784,675)

Total	$(52,221)	$(2,281,605)	$—	$(2,333,826)

U.S. Treasury Fund
Short-Term Investments	$2,955,390,383	$—	$—	$2,955,390,383

Total Investments	2,955,390,383	—	—	2,955,390,383

Total	$2,955,390,383	$—	$—	$2,955,390,383

Description	Level 1	Level 2	Level 3	Total
World Opportunity Overlay Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$—	$14,018,693	$14,018,693
U.S. Government	—	35,182,579	—	35,182,579
U.S. Government Agency	—	—	899,600	899,600

TOTAL DEBT OBLIGATIONS	—	35,182,579	14,918,293	50,100,872

Options Purchased	—	0 ***	—	0 ***
Short-Term Investments	20,579,613	—	—	20,579,613

Total Investments	20,579,613	35,182,579	14,918,293	70,680,485

Derivatives*
Swap Contracts
Interest Rate Risk	—	1,091,459	—	1,091,459

Total	$20,579,613	$36,274,038	$14,918,293	$71,771,944

Liability Valuation Inputs
Derivatives*
Written Options
Interest Rate Risk	$—	$(549,072)	$—	$(549,072)
Swap Contracts
Inflation Risk	—	(339,536)	—	(339,536)
Interest Rate Risk	—	(3,002,274)	—	(3,002,274)

Total	$—	$(3,890,882)	$—	$(3,890,882)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Risk is the correlation between equity risk and foreign currency risk.
***	Represents the interest in securities that were determined to have a value of zero at May 31, 2015.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ summary of levels above.

For all Funds for the period ended May 31, 2015, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2015	Purchases	Sales		Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*	Balances as of May 31, 2015	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2015
Asset Allocation Bond Fund
Debt Obligations
Bank Loans	$65,224,500	$—	$(64,900,000)		$21,492	$543,721	$(889,713)$	—	$—	$—	$—
Options purchased
Quanto options	100,602,558	—	—		—	—	14,534,411	—	—	115,136,969	14,534,411
Derivatives
Swap Contracts	3,163,191	—	—		—	—	$(10,281,159)	—	—	(7,117,968)	(10,281,159)

Total	$168,990,249	$—	$(64,900,000)		$21,492	$543,721	$3,363,539	$—	$—	$108,019,001	$4,253,252

Core Plus Bond Fund
Debt Obligations
Asset-Backed Securities	$674,205	$—	$(58,440)		$20,442	$(3)	$(3,639)	$—	$—	$632,565	$(3,639)

Total	$674,205	$—	$(58,440	)#	$20,442	$(3)	$(3,639)	$—	$—	$632,565	$(3,639)

Debt Opportunities Fund
Debt Obligations
Asset-Backed Securities	$1,241,664,405	$237,634,962	$(168,874,883)		$(3,335,180)	$(1,990,582)	$11,603,626	$—	$—	$1,316,702,348	$8,343,446
U.S. Government Agency	24,502,090	—	(469,910)		6,003	(622)	90,142	—	—	24,127,703	90,142

Total	$1,266,166,495	$237,634,962	$(169,344,793	)##	$(3,329,177)	$(1,991,204)	$11,693,768	$—	$—	$1,340,830,051	$8,433,588

Emerging Country Debt Fund
Debt Obligations
Asset-Backed Securities	$69,340,906	$—	$(2,448,696)		$125,981	$8,614	$(461,877)	$—	$—	$66,564,928	$(473,845)
Corporate Debt	22,100,000	—	—		(155)	—	(956,095)	—	—	21,143,750	(956,095)
Foreign Government Agency	74,054,091	—	—		263,757	—	(1,900,431)	—	—	72,417,417	(1,900,431)
Foreign Government Obligations	115,818,083	2,935,779	(2,730,000)		845,408	(25,508)	3,799,668	—	—	120,643,430	3,725,160
Judgments	33,840,000	—	—		—	—	—	—	—	33,840,000	—

Total Debt Obligations	315,153,080	2,935,779	(5,178,696)		1,234,991	(16,894)	481,265	—	—	314,609,525	394,789
Loan Assignments	8,131,285	—	—		67,847	—	(65,173)	—		8,133,959	(65,173)
Loan Participations	74,574,670	—	(1,378,742)		207,546	12,554	(2,163,518)	—	—	71,252,510	(2,163,518)
Rights/Warrants	5,769,851	—	—		—	—	869,166	—	—	6,639,017	869,166

Total Investments	403,628,886	2,935,779	(6,557,438	)###	1,510,384	(4,340)	(878,260)	—	—	400,635,011	(964,736)
Derivatives
Options	(2,044,521)	—	—		—	—	250,727	—	—	(1,793,794)	—

Total	$401,584,365	$2,935,779	$(6,557,438)		$1,510,384	$(4,340)	$(627,533)	$—	$—	$398,841,217	$(964,736)

World Opportunity Overlay Fund
Debt Obligations
Asset-Backed Securities	$18,928,465	$—	$(5,242,456)		$38,470	$(2,024,205)	$2,318,419	$—	$—	$14,018,693	$2,203,916
U.S. Government Agency	879,840	—	—		(915)	—	20,675	—	—	899,600	20,675

Total	$19,808,305	$—	$(5,242,456	)####	$$37,555	$(2,024,205)	$2,339,094	$—	$—	$14,918,293	$2,224,591

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Represents the interest in derivatives that were determined to have a value of zero at February 28, 2015 or May 31, 2015.
***	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
#	Includes $58,440 of proceeds received from principal paydowns.
##	Includes $43,654,085 of proceeds received from principal paydowns.
###	Includes $3,731,197 of proceeds received from principal paydowns.
####	Includes $785,687 of proceeds received from principal paydowns.

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Fund’s net assets) as of May 31, 2015 were as follows:

Fund Name	Level 3 securities and derivatives
Asset Allocation Bond Fund	3%
Benchmark-Free Bond Fund	6%
Core Plus Bond Fund	10%
Currency Hedged International Bond Fund	6%
Debt Opportunities Fund	75%
Emerging Country Debt Fund	10%
Global Bond Fund	6%
International Bond Fund	6%
U.S. Treasury Fund	—
World Opportunity Overlay Fund	21%

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

The Funds (except U.S. Treasury Fund) may invest in loans to corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and broker-dealers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of May 31, 2015, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Emerging Country Debt Fund	115,319,949	114,769,777

Inflation-indexed bonds

The Funds (except U.S. Treasury Fund) may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Delayed delivery commitments outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Other matters

Emerging Country Debt Fund

In December 2005, Emerging County Debt Fund (“ECDF”) entered into litigation against the Government of Argentina (“Argentina”) relating to Argentina’s failure to make payments on sovereign debt held by ECDF. A judgment was awarded in ECDF’s favor on September 24, 2007; however, ECDF’s ability to collect on this judgment remains uncertain, and ECDF is not able to transfer or sell the judgment without court consent. In late May 2010, Argentina commenced a public debt exchange in which certain defaulted debts, including legal judgments on those debts, were eligible to be exchanged for then performing Argentina bonds. The eligible portion of ECDF’s judgment was tendered in the debt exchange and ECDF received new bonds in June 2010. The remaining portion of ECDF’s judgment, which continues to be valued by reference to a broker quote and adjusted by a discount for liquidity and other considerations, represented 0.8% of the net assets of ECDF as of May 31, 2015. In October 2014, ECDF filed supplemental claims requesting additional relief with respect to its existing judgment.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Asset Allocation Bond Fund	Benchmark-Free Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Emerging Country Debt Fund	Global Bond Fund	International Bond Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Market Risk – Equities	X	X	X	X	X		X	X
Market Risk – Fixed Income Investments	X	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities	X	X	X	X	X	X	X	X		X
Credit Risk	X	X	X	X	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X	X	X		X
Smaller Company Risk	X	X	X	X	X		X	X
Derivatives Risk	X	X	X	X	X	X	X	X		X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X		X
Currency Risk	X	X	X	X	X	X	X	X		X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X		X
Counterparty Risk	X	X	X	X	X	X	X	X		X
Commodities Risk	X	X
Merger Arbitrage Risk		X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X	X	X	X		X
Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies (collectively, “underlying Funds”) is exposed to the risks to which the underlying Funds in which it invests are exposed as well as the risk that investments made through underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through its underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities. Funds that invest in equities run the risk that the market prices of those investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and the market prices of equities can decline in a rapid or unpredictable manner. If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s overestimation of those investments. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income Investments. Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade securities are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. See “Credit Risk” and “Illiquidity Risk” below for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly impaired if GMO’s assessment proves incorrect.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities. There can be no assurance, however, that the value of inflation-indexed bonds will change in the same proportion as changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Market risk for fixed income securities denominated in foreign currencies is also affected by currency risk. See “Currency Risk” below.

Fixed income markets may, in response to governmental intervention, economic or market developments, or other factors, experience periods of high volatility and/or reduced liquidity. During those periods, a Fund could also experience high levels of shareholder redemptions, and may have to sell securities when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent periods, central banks and governmental financial regulators, including the U.S. Federal Reserve, have maintained historically low interest rates by purchasing bonds. Steps to curtail or “taper” such activities and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

Asset-Backed Securities. Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk of severe credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed income investments. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk – Fixed Income Investments” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a reduction in the payment stream GMO expected a Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may expose a Fund to significantly greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease.

In addition, the existence of insurance on an asset-backed security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments. The risks associated with asset-backed securities are particularly pronounced for Debt Opportunities Fund, which primarily holds asset-backed securities, and for the Funds that have invested substantial portions of their assets in Debt Opportunities Fund.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality), whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that the investment’s rating will be downgraded.

U.S. government securities historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of a Fund’s investments.

As described under “Market Risk – Asset-Backed Securities” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk – Asset-Backed Securities” above.

The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the market price of its securities could decline much more than would be predicted by their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted instruments generally are considered speculative and may involve substantial risks not normally associated with investments in healthier companies, including adverse business, financial or economic conditions that can lead to defaulted payments and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and a Fund may incur additional expenses to seek recovery. If GMO’s evaluation of the eventual recovery value of a distressed or defaulted instrument should prove incorrect, a Fund may lose a substantial portion or all of its investment or it may be required to accept cash or instruments with a value less than the Fund’s original investment. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed or defaulted instruments, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other over-the-counter (OTC) contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund will typically not receive the collateral for one or more days after the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. In addition, see “Commodities risk” below for a discussion of certain risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

There is little case or other law interpreting the terms of most derivatives or characterizing their tax treatment. A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), it is possible the Fund could not execute all components of the package on the swap execution facility. In that case, the Fund would need to trade certain components of the package on the swap execution facility and other components of the package in another manner, which could subject the Fund to the risk that certain of the components of the package would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have proposed mandatory minimum margin requirements for uncleared derivatives. Such requirements could increase the amount of margin required to be provided by a Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, or otherwise limiting liquidity or increasing transaction costs. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of written options will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time prior to the option’s expiration, the writer of an American-style option has no control over when it may be required to fulfill its obligations as a writer of the option. (This risk is not present when writing a European-style option because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO may constitute such a group. These limits could restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed or allocated (as applicable) are taxable to shareholders at ordinary income tax rates.

Short Investment Exposure. Some Funds may make short sales as part of their investment programs in an attempt to increase their returns or for hedging purposes. Many Funds may make short sales “against the box,” meaning the Fund may make short sales where the Fund owns, or has the right to acquire at no added cost, securities or currencies identical to those sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund.

In addition, some Funds are permitted to engage in short sales of securities or currencies, including securities or currencies that they do not own. To do so, a Fund borrows a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sells it to a third party. If a Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses. A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. Non-U.S. securities markets often include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. The reporting, accounting, custody and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it receives or accrues in respect of non-U.S. investments, (ii) transactions in those investments and (iii) the repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek to collect a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and, particularly in light of the costs involved, it may decide not to pursue a refund, even if eligible. The outcome of a Fund’s pursuit of a refund is not predictable, and some refunds may not be reflected in the net asset value of a Fund.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of GMO’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies, industries, or issuers that are subject to the same or similar risk factors or whose security prices have strong correlations (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, country (e.g., Taiwan or Japan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will still have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. To the extent that GMO’s view with respect to a particular counterparty changes adversely (whether due to external events or otherwise), existing transactions will not necessarily be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered a desirable counterparty if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and may continue to be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held in the omnibus account for the relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodity Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives Risk” above for a discussion of certain specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly impair the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, a default by the U.S. government or a downgrade of its credit rating would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. GMO Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for shareholders. Additionally, in the case of Funds that are regulated investment companies for U.S. federal income tax purposes, they also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO’s ability to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds GMO uses quantitative analyses and models as part of its investment process. Any imperfections, errors, or limitations in those analyses and models could affect a Fund’s performance. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies (such as the Funds) and their service providers (including GMO) may be prone to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of underlying Funds, including other GMO Funds, closed-end funds, money market funds, ETFs and other investment companies are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Many of the Funds that invest in shares of other GMO Funds are subject indirectly to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers and/or foreign currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

All of the Funds (except U.S. Treasury Fund) are not diversified investment companies within the meaning of the 1940 Act. In addition, each of the Funds (other than U.S. Treasury Fund) may invest in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and that are taken in attempting to respond to adverse market, economic, political or other conditions.

The Funds (other than U.S. Treasury Fund) may take temporary defensive positions if deemed prudent by GMO. Many of the Funds have previously taken temporary defensive positions and have exercised the right to honor redemption requests in-kind.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps or other derivatives on an index, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds will typically have (or may have, in the case of Debt Opportunities Fund and U.S. Treasury Fund) gross investment exposures in excess of their net assets (i.e., the Funds will be (or may be, in the case of Debt Opportunities Fund and U.S. Treasury Fund) leveraged) and therefore are subject to heightened risk of loss. The Funds’ (other than Debt Opportunities Fund and U.S. Treasury Fund) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended May 31, 2015, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Benchmark- Free Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Emerging Country Debt Fund	Global Bond Fund	International Bond Fund	World Opportunity Overlay Fund
Forward currency contracts
Adjust currency exchange rate risk	X	X	X	X	X	X	X	X
Adjust exposure to foreign currencies	X	X	X	X		X	X	X
Futures contracts
Adjust interest rate exposure	X	X	X	X	X		X	X
Maintain the diversity and liquidity of the portfolio	X	X	X	X	X		X	X
Options (Purchased)
Adjust currency exchange rate risk	X	X	X	X			X	X	X
Adjust exposure to foreign currencies	X	X	X	X			X	X	X
Adjust interest rate exposure	X	X	X	X			X	X	X
Achieve exposure to a reference entity’s credit					X
Adjust exposure to equity markets	X
Options (Written)
Adjust currency exchange rate risk	X	X	X	X			X	X
Adjust exposure to foreign currencies	X	X	X	X			X	X
Adjust interest rate exposure	X	X	X	X			X	X	X
Achieve exposure to a reference entity’s credit					X
Options (Credit linked)
Achieve exposure to a reference entity’s credit						X
Swap contracts
Achieve exposure to a reference entity’s credit					X	X
Adjust interest rate exposure	X	X	X	X	X	X	X	X	X
Provide a measure of protection against default loss					X	X
Adjust exposure to foreign currencies	X	X	X	X		X	X	X	X
Adjust for inflation	X	X	X	X			X	X	X
Rights and/or warrants
Achieve exposure to a reference commodity						X

Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. A “quanto” option combines an index option and a foreign currency barrier element on exercise date. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

For the period ended May 31, 2015, investment activity in options contracts written by the Funds was as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Asset Allocation Bond Fund
Outstanding, beginning of period	79,886,000	—	$1,727,220	12,540,489,431	—	$196,276,235
Options written	2,737,270,000	—	105,073,332	5,060,163,000	—	186,264,515
Options bought back	(2,271,488,875)	—	(94,803,764)	(12,187,390,306)	—	(196,346,772)
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	545,667,125	—	$11,996,788	5,413,262,125	—	$186,193,978

Benchmark-Free Bond Fund
Outstanding, beginning of period	104,000	—	$2,248	13,945,000	—	$253,701
Options written	3,218,000	—	129,002	6,570,000	—	241,948
Options bought back	(2,617,375)	—	(115,788)	(13,530,375)	—	(253,968)
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	704,625	—	$15,462	6,984,625	—	$241,681

Core Plus Bond Fund
Outstanding, beginning of period	1,019,000	—	$22,032	263,395,920	—	$2,895,787
Options written	27,775,000	—	977,128	53,695,000	—	1,880,459
Options bought back	(23,336,625)	—	(910,880)	(245,023,545)	—	(2,092,013)
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	5,457,375	—	$88,280	72,067,375	—	$2,684,233

Currency Hedged International Bond Fund
Outstanding, beginning of period	302,000	—	$6,530	78,076,074	—	$858,477
Options written	8,340,000	—	293,643	16,041,000	—	558,894
Options bought back	(7,009,125)	—	(273,739)	(72,650,199)	—	(621,102)
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	1,632,875	—	$26,434	21,466,875	—	$796,269

Debt Opportunities Fund
Outstanding, beginning of period	—	—	$—	—	—	$—
Options written	27,000,000	—	33,750	—	—	—
Options bought back	(13,500,000)	—	(17,550)	—	—	—
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	13,500,000	—	$16,200	—	—	$—

Global Bond Fund
Outstanding, beginning of period	197,000	—	$4,259	51,061,982	—	$560,100
Options written	5,749,500	—	196,966	11,029,000	—	378,658
Options bought back	(4,891,000)	—	(184,150)	(48,140,982)	—	(420,582)
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	1,055,500	—	$17,075	13,950,000	—	$518,176

International Bond Fund
Outstanding, beginning of period	185,000	—	$4,000	47,788,780	—	$525,114
Options written	4,878,000	—	171,271	9,445,000	—	330,001
Options bought back	(4,095,125)	—	(159,642)	(44,289,405)	—	(372,143)
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	967,875	—	$15,629	12,944,375	—	$482,972

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
World Opportunity Overlay Fund
Outstanding, beginning of period	—	—	$—	37,832,000	—	$1,109,864
Options written	—	—	—	—	—	—
Options bought back	—	—	—	(18,742,000)	—	(612,276)
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	19,090,000	—	$497,588

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Additionally, Emerging Country Debt Fund owns warrants linked to the price of oil. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure as of May 31, 2015.

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts		Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Asset Allocation Bond Fund
Assets:
Investments, at value (purchased options)	$—	$115,136,969		$199,269,276	$—	$365,839,707	$—	$680,245,952
Unrealized Appreciation on Forward Currency Contracts	—	—		220,735,940	—	—	—	220,735,940
Unrealized Appreciation on Futures Contracts	—	—		—	—	1,564,150	—	1,564,150
Unrealized Appreciation on Swap Contracts	—	—		—	—	298,746,299	—	298,746,299

Total	$—	$115,136,969		$420,005,216	$—	$666,150,156	$—	$1,201,292,341

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—		$(174,989,463)	$—	$—	$—	$(174,989,463)
Written Options, at value	—	—		(40,456,677)	—	(176,554,887)	—	(217,011,564)
Unrealized Depreciation on Swap Contracts	—	(7,117,968	)*	—	(4,893,706)	(340,217,941)	—	(352,229,615)

Total	$—	$(7,117,968)		$(215,446,140)	$(4,893,706)	$(516,772,828)	$—	$(744,230,642)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Benchmark-Free Bond Fund
Assets:
Investments, at value (purchased options)	$—	$—	$297,375	$—	$484,912	$—	$782,287
Unrealized Appreciation on Forward Currency Contracts	—	—	273,581	—	—	—	273,581
Unrealized Appreciation on Swap Contracts	—	—	—	—	398,649	—	398,649

Total	$—	$—	$570,956	$—	$883,561	$—	$1,454,517

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(182,004)	$—	$—	$—	$(182,004)
Written Options, at value	—	—	(52,479)	—	(229,858)	—	(282,337)
Unrealized Depreciation on Swap Contracts	—	—	—	(6,563)	(451,401)	—	(457,964)

Total	$—	$—	$(234,483)	$(6,563)	$(681,259)	$—	$(922,305)

Core Plus Bond Fund
Assets:
Investments, at value (purchased options)	$—	$—	$2,903,104	$—	$5,002,688	$—	$7,905,792
Unrealized Appreciation on Forward Currency Contracts	—	—	3,084,890	—	—	—	3,084,890
Unrealized Appreciation on Swap Contracts	—	—	—	9,202	5,161,097	—	5,170,299

Total	$—	$—	$5,987,994	$9,202	$10,163,785	$—	$16,160,981

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(2,907,373)	$—	$—	$—	$(2,907,373)
Unrealized Depreciation on Futures Contracts	—	—	—	—	(39,362)	—	(39,362)
Written Options, at value	—	—	(519,127)	—	(2,505,257)	—	(3,024,384)
Unrealized Depreciation on Swap Contracts	—	—	—	(16,547)	(6,240,913)	—	(6,257,460)

Total	$—	$—	$(3,426,500)	$(16,547)	$(8,785,532)	$—	$(12,228,579)

Currency Hedged International Bond Fund
Assets:
Investments, at value (purchased options)	$—	$—	$867,388	$—	$1,491,231	$—	$2,358,619
Unrealized Appreciation on Forward Currency Contracts	—	—	1,363,261	—	—	—	1,363,261
Unrealized Appreciation on Futures Contracts	—	—	—	—	90,166	—	90,166
Unrealized Appreciation on Swap Contracts	—	—	—	2,530	1,143,305		1,145,835

Total	$—	$—	$2,230,649	$2,530	$2,724,702	$—	$4,957,881

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(1,823,471)	$—	$—	$—	$(1,823,471)
Unrealized Depreciation on Futures Contracts	—	—	—	—	(186,226)	—	(186,226)
Written Options, at value	—	—	(155,037)	—	(742,785)	—	(897,822)
Unrealized Depreciation on Swap Contracts	—		—	(4,588)	(1,337,969)	—	(1,342,557)

Total	$—	$—	$(1,978,508)	$(4,588)	$(2,266,980)	$—	$(4,250,076)

Debt Opportunities Fund
Assets:
Unrealized Appreciation on Swap Contracts	$2,170,538	$—	$—	$—	$644,051	$—	$2,814,589

Total	$2,170,538	$—	$—	$—	$644,051	$—	$2,814,589

Liabilities:
Written Options, at value	$(636)	$—	$—	$—	$—	$—	$(636)
Unrealized Depreciation on Swap Contracts	(5,471,913)	—	—	—	(345,451)	—	(5,817,364)

Total	$(5,472,549)	$—	$—	$—	$(345,451)	$—	$(5,818,000)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Country Debt Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$—	$—	$—	$—	$35,298,383	$35,298,383
Unrealized Appreciation on Forward Currency Contracts	—	—	1,629,230	—	—	—	1,629,230
Unrealized Appreciation on Swap Contracts	45,850,054	—	—	—	4,833,839	—	50,683,893
Options	506,319	—	—	—	—	—	506,319

Total	$46,356,373	$—	$1,629,230	$—	$4,833,839	$35,298,383	$88,117,825

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(5,049,671)	$—	$—	$—	$(5,049,671)
Unrealized Depreciation on Swap Contracts	(96,547,156)	—	—	—	(8,812,976)	—	(105,360,132)
Options	(2,300,113)	—	—	—	—	—	(2,300,113)

Total	$(98,847,269)	$—	$(5,049,671)	$—	$(8,812,976)	$—	$(112,709,916)

Global Bond Fund
Assets:
Investments, at value (purchased options)	$—	$—	$564,693	$—	$968,856	$—	$1,533,549
Unrealized Appreciation on Forward Currency Contracts	—	—	1,054,056	—	—	—	1,054,056
Unrealized Appreciation on Futures Contracts	—	—	—	—	71,943	—	71,943
Unrealized Appreciation on Swap Contracts	—	—	—	1,726	759,622	—	761,348

Total	$—	$—	$1,618,749	$1,726	$1,800,421	$—	$3,420,896

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(1,050,661)	$—	$—	$—	$(1,050,661)
Unrealized Depreciation on Futures Contracts	—	—	—	—	(101,302)	—	(101,302)
Written Options, at value	—	—	(100,542)	—	(483,123)	—	(583,665)
Unrealized Depreciation on Swap Contracts	—	—	—	(2,737)	(862,969)	—	(865,706)

Total	$—	$—	$(1,151,203)	$(2,737)	$(1,447,394)	$—	$(2,601,334)

International Bond Fund
Assets:
Investments (purchased options)	$—	$—	$519,175	$—	$892,532	$—	$1,411,707
Unrealized Appreciation on Forward Currency Contracts	—	—	964,165	—	—	—	964,165
Unrealized Appreciation on Futures Contracts	—	—	—	—	27,340	—	27,340
Unrealized Appreciation on Swap Contracts	—	—	—	1,764	677,708	—	679,472

Total	$—	$—	$1,483,340	$1,764	$1,597,580	$—	$3,082,684

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(951,296)	$—	$—	$—	$(951,296)
Unrealized Depreciation on Futures Contracts	—	—	—	—	(52,221)	—	(52,221)
Written Options, at value	—	—	(92,462)	—	(450,697)	—	(543,159)
Unrealized Depreciation on Swap Contracts	—	—	—	(2,475)	(784,675)	—	(787,150)

Total	$—	$—	$(1,043,758)	$(2,475)	$(1,287,593)	$—	$(2,333,826)

World Opportunity Overlay Fund
Assets:
Investments, at value (purchased options)	$—	$—	$0 **	$—	$—	$—	$0 **
Unrealized Appreciation on Swap Contracts	—	—	—	—	1,091,459	—	1,091,459

Total	$—	$—	$0 **	$—	$1,091,459	$—	$1,091,459

Liabilities:
Written Options, at value	$—	$—	$—	$—	$(549,072)	$—	$(549,072)
Unrealized Depreciation on Swap Contracts	—	—	—	(339,536)	(3,002,274)	—	(3,341,810)

Total	$—	$—	$—	$(339,536)	$(3,551,346)	$—	$(3,890,882)

*	Risk is the correlation between equity risk and foreign currency risk.
**	Represents the interest in securities that were determined to have a value of zero at May 31, 2015.

The average derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants), notional amounts (swap contracts), principal amounts (options) or number of contracts (options) outstanding at each month-end, was as follows for the period ended May 31, 2015.

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Options ($)	Options (Contracts)	Rights and/or Warrants ($)
Asset Allocation Bond Fund	17,771,544,329	771,131,875	54,933,420,040	29,811,170,364	178,200	—
Benchmark-Free Bond Fund	21,822,879	779,552	70,574,156	38,829,410	—	—
Core Plus Bond Fund	266,685,583	19,049,456	1,315,000,462	421,268,673	—	—
Currency Hedged International Bond Fund	139,722,224	27,130,348	305,207,189	125,593,435	—	—
Debt Opportunities Fund	508,245	42,311,893	747,969,376	48,296,667	—	—
Emerging Country Debt Fund	251,218,815	—	1,694,469,547	390,000,000	—	36,594,699
Global Bond Fund	83,574,332	25,746,440	203,006,218	81,825,718	—	—
International Bond Fund	78,974,669	12,430,374	178,618,681	75,589,648	—	—
World Opportunity Overlay Fund	—	—	142,332,200	30,989,941	—	—

Subsequent events

Subsequent to May 31, 2015, GMO International Bond Fund received redemption requests in the amount of $23,102,484.

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.9%

	Australia — 3.0%
986,312	Asciano Group	5,071,375
1,234,786	Scentre Group (REIT)	3,712,532

	Total Australia	8,783,907

	Belgium — 1.4%
32,956	Anheuser-Busch InBev NV	3,976,464

	China — 1.3%
289,000	China Mobile Ltd	3,813,736

	Finland — 0.8%
335,075	Nokia Oyj	2,451,644

	France — 13.1%
61,773	Accor SA	3,380,264
909,863	Alcatel-Lucent *	3,646,858
37,007	Arkema SA *	2,744,446
39,390	AtoS	3,023,282
109,273	AXA SA	2,745,626
59,359	BNP Paribas	3,575,392
81,806	Cie de Saint-Gobain	3,804,982
27,515	Cie Generale des Etablissements Michelin – Class B	2,943,957
192,636	Peugeot SA *	4,009,665
75,271	SCOR SE	2,576,852
40,525	Technip SA	2,670,557
39,036	Teleperformance	2,872,883

	Total France	37,994,764

	Germany — 6.8%
38,445	Allianz SE (Registered)	6,044,179
268,858	Deutsche Telekom AG (Registered)	4,637,981
316,680	E.ON AG	4,659,964
50,676	RWE AG	1,184,833
24,219	Software AG	684,615
287,322	Telefonica Deutschland Holding AG	1,590,141
22,912	Wincor Nixdorf AG	855,805

	Total Germany	19,657,518

	Hong Kong — 1.8%
133,000	Cheung Kong Property Holding Ltd *	807,916
133,000	CK Hutchison Holdings Ltd	2,066,893
244,500	Power Assets Holdings Ltd	2,338,009

	Total Hong Kong	5,212,818

	India — 0.7%
202,100	ICICI Bank Ltd Sponsored ADR	2,134,176

	Israel — 0.1%
78,379	Bank Hapoalim BM	410,738

Shares	Description	Value ($)
	Italy — 6.2%
162,540	Assicurazioni Generali SPA	3,148,072
2,705,244	Banca Popolare di Milano Scarl	2,806,489
177,303	ENI SPA	3,195,108
886,486	Mediaset SPA	4,280,550
3,629,455	Telecom Italia SPA *	4,463,885

	Total Italy	17,894,104

	Japan — 22.5%
80,917	Aisin Seiki Co Ltd	3,719,592
1,131,000	Aozora Bank Ltd	4,349,223
66,500	Bridgestone Corp	2,760,069
16,100	Daito Trust Construction Co Ltd	1,786,625
485,000	Hitachi Ltd	3,301,447
230,200	Isuzu Motors Ltd	3,117,158
185,700	KDDI Corp.	4,180,235
2,069,100	Mitsubishi UFJ Financial Group Inc	15,257,141
554,000	Nippon Electric Glass Co Ltd	2,928,867
66,600	Nippon Telegraph & Telephone Corp	4,606,030
491,400	Resona Holdings Inc	2,802,139
314,621	Sumitomo Mitsui Financial Group Inc	14,277,294
57,100	Tokio Marine Holdings Inc	2,352,283

	Total Japan	65,438,103

	Mexico — 1.0%
867,974	Mexico Real Estate Management SA de CV *	1,258,652
772,700	PLA Administradora Industrial S de RL de CV *	1,507,876

	Total Mexico	2,766,528

	Netherlands — 1.1%
193,871	ING Groep NV	3,201,114

	Portugal — 0.5%
126,058	Galp Energia SGPS SA	1,483,940

	South Korea — 2.1%
21,420	Hyundai Motor Co	3,044,111
2,661	Samsung Electronics Co Ltd	3,130,334

	Total South Korea	6,174,445

	Spain — 3.6%
598,392	CaixaBank SA	2,866,147
140,026	Endesa SA	2,616,734
370,458	Iberdrola SA	2,560,188
126,779	Repsol SA	2,413,380

	Total Spain	10,456,449

	Sweden — 1.5%
73,657	Investor AB – B Shares	2,911,000
60,732	Svenska Cellulosa AB – Class B	1,585,996

	Total Sweden	4,496,996

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Switzerland — 6.8%
29,702	Roche Holding AG (Non Voting)	9,055,287
207,556	UBS Group AG *	4,466,980
19,517	Zurich Insurance Group AG *	6,229,896

	Total Switzerland	19,752,163

	Taiwan — 1.2%
706,000	Taiwan Semiconductor Manufacturing Co Ltd	3,358,470

	United Kingdom — 19.4%
138,662	AstraZeneca Plc	9,338,252
44,170	Berkeley Group Holdings Plc (Unit Shares)	2,092,081
64,612	British American Tobacco Plc	3,568,847
313,638	Centrica Plc	1,328,869
125,929	Domino Printing Sciences Plc	1,754,316
65,834	Euromoney Institutional Investor Plc	1,181,331
373,323	Howden Joinery Group Plc	2,927,247
105,347	Imperial Tobacco Group Plc	5,432,501
164,440	Inchcape Plc	2,125,558
259,433	John Wood Group Plc	2,915,318
315,488	Melrose Industries Plc	1,281,321
189,858	Royal Mail Plc	1,521,201
87,484	Schroders Plc (Non Voting)	3,447,842
1,149,022	Taylor Wimpey Plc	3,229,082
111,608	Travis Perkins Plc	3,788,644
338,492	Tyman Plc	1,692,804
2,246,073	Vodafone Group Plc	8,779,877

	Total United Kingdom	56,405,091

	TOTAL COMMON STOCKS (COST $261,469,600)	275,863,168

	PREFERRED STOCKS — 0.3%

	South Korea — 0.3%
8,289	Hyundai Motor Co	903,303

	TOTAL PREFERRED STOCKS (COST $1,236,991)	903,303

	RIGHTS/WARRANTS — 0.3%

	France — 0.3%
153,260	Peugeot SA Warrants, Expires 04/29/17 *	740,632

	TOTAL RIGHTS/WARRANTS (COST $271,103)	740,632

	MUTUAL FUNDS — 4.6%

	United States — 4.6%
	Affiliated Issuers
536,698	GMO U.S. Treasury Fund	13,417,444

	TOTAL MUTUAL FUNDS (COST $13,417,444)	13,417,444

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 0.1%

		Time Deposits — 0.1%
USD	161,523	Barclays (London) Time Deposit, 0.06%, due 06/01/15	161,523
EUR	60,293	Nordea Bank Norge ASA (Oslo) Time Deposit, (0.21)%, due 06/01/15	66,220

		TOTAL SHORT-TERM INVESTMENTS (COST $227,743)	227,743

		TOTAL INVESTMENTS — 100.2% (Cost $276,622,881)	291,152,290
		Other Assets and Liabilities (net) — (0.2%)	(541,939)

		TOTAL NET ASSETS — 100.0%	$290,610,351

A summary of outstanding financial instruments at May 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/22/2015	DB	EUR	11,644,807	USD	12,557,760	$(234,978)
06/22/2015	JPM	EUR	11,644,807	USD	12,537,032	(255,706)
06/22/2015	DB	USD	14,170,747	EUR	12,900,852	1,855

						$(488,829)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

*	Non-income producing security.

Counterparty Abbreviations:

DB - Deutsche Bank AG

JPM - JPMorgan Chase Bank, N.A.

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.8%

	Australia — 5.6%
3,416,953	Asciano Group	17,569,139
5,651,328	Federation Centres Ltd	13,080,322
4,647,999	Incitec Pivot Ltd	14,113,651
6,572,386	Nine Entertainment Co Holdings Ltd	10,747,062
3,358,348	Tox Free Solutions Ltd	8,078,038

	Total Australia	63,588,212

	Canada — 3.7%
728,000	Canyon Services Group Inc	4,056,803
6,270,400	Capstone Mining Corp *	6,100,984
300,100	Dorel Industries Inc – Class B	8,100,963
387,600	Genworth MI Canada Inc	10,537,758
172,300	Karnalyte Resources Inc * (a)	101,141
965,800	Precision Drilling Corp	6,399,318
1,303,800	Western Energy Services Corp	6,563,033

	Total Canada	41,860,000

	France — 16.1%
228,197	Accor SA	12,487,110
1,214,447	Altran Technologies SA	12,904,413
151,676	Arkema SA *	11,248,322
161,256	AtoS	12,376,806
90,556	Cie Generale des Etablissements Michelin – Class B	9,689,004
721,981	Coface SA	8,093,628
107,026	Euler Hermes Group	11,836,134
384,734	Faurecia *	17,257,092
331,618	Nexity SA	13,351,702
509,005	Peugeot SA *	10,594,798
465,771	Rexel SA	8,531,147
161,226	SA des Ciments Vicat	11,348,728
132,911	SCOR SE	4,550,119
135,677	Sopra Group SA	11,906,490
1,930,368	Technicolor	12,370,749
192,115	Teleperformance	14,138,843

	Total France	182,685,085

	Germany — 6.1%
406,672	Deutsche Wohnen AG	9,915,793
896,708	Grand City Properties SA *	15,664,303
562,439	SAF-Holland SA	8,530,453
189,166	Software AG	5,347,282
1,085,786	TAG Immobilien AG	13,970,035
1,861,614	Telefonica Deutschland Holding AG	10,302,828
151,888	Wincor Nixdorf AG	5,673,292

	Total Germany	69,403,986

	Hong Kong — 1.0%
5,407,910	HKT Trust	6,799,650

Shares	Description	Value ($)
	Hong Kong — continued
1,028,000	Hopewell Holdings Ltd	4,007,026

	Total Hong Kong	10,806,676

	India — 1.0%
1,649,577	Dewan Housing Finance Corp Ltd	11,386,737

	Ireland — 0.4%
68,006	Kerry Group Plc – Class A	5,083,018

	Italy — 7.4%
1,812,609	Amplifon SPA	14,399,917
509,975	Autogrill SPA *	4,708,592
13,923,714	Banca Popolare di Milano Scarl	14,444,818
271,503	Banco Popolare Scarl *	4,590,903
1,041,266	Cerved Information Solutions SPA *	7,616,411
775,556	Credito Emiliano SPA	6,428,823
3,464,053	Mediaset SPA	16,726,774
605,104	Mediobanca SPA	6,238,414
2,547,768	Piaggio & C SPA	8,264,697

	Total Italy	83,419,349

	Japan — 21.1%
1,841,000	Akebono Brake Industry Co Ltd	6,246,504
1,143,400	Anritsu Corp	8,079,424
323,000	Aoyama Trading Co Ltd	12,288,378
1,547,000	Calsonic Kansei Corp	11,585,448
297,700	Century Tokyo Leasing Corp	9,261,483
430,500	COMSYS Holdings Corp	6,226,505
139,100	Enplas Corp	5,919,180
251,700	Fuji Seal International Inc	7,063,913
586,500	Fuji Oil Co Ltd	9,283,556
1,416,000	GS Yuasa Corp	6,210,198
272,050	Izumi Co Ltd	10,784,297
1,331	Kenedix Office Investment Corp (REIT)	6,936,023
558,200	Komori Corp	7,150,078
1,436,500	Mitsubishi UFJ Lease & Finance Co Ltd	7,522,738
281,500	Nabtesco Corp	7,258,485
821,700	NHK Spring Co Ltd	9,615,083
389,000	Nippon Seiki Co Ltd	8,275,478
608,000	Nippon Shokubai Co Ltd	8,375,892
1,558,000	Nippon Soda Co Ltd	9,339,998
3,148,000	Nishi-Nippon City Bank Ltd (The)	8,820,276
6,735	Nomura Real Estate Master Fund Inc	8,631,647
1,361,000	Sanden Holdings Corp	6,474,019
1,034,300	Sanwa Holdings Corp	8,972,283
679,400	Sumitomo Rubber Industries Ltd	11,945,680
2,310,300	Takara Leben Co Ltd	14,208,848
169,200	TS Tech Co Ltd	4,872,023
858,000	Tsubakimoto Chain Co	7,649,417
842,000	Yokohama Rubber Co Ltd (The)	9,473,749

	Total Japan	238,470,603

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Mexico — 1.3%
4,759,906	Mexico Real Estate Management SA de CV *	6,902,357
4,094,400	PLA Administradora Industrial S de RL de CV *	7,989,968

	Total Mexico	14,892,325

	Netherlands — 1.0%
376,899	Aalberts Industries NV	11,640,106

	New Zealand — 0.6%
3,084,955	Air New Zealand Ltd	6,532,285

	Portugal — 0.7%
691,186	Galp Energia SGPS SA	8,136,560

	South Korea — 1.1%
1,036,406	DGB Financial Group Inc	12,253,762

	Sweden — 2.0%
893,796	Meda AB	12,803,357
372,561	Svenska Cellulosa AB – Class B	9,729,304

	Total Sweden	22,532,661

	Switzerland — 5.0%
161,817	Aryzta AG *	10,259,572
41,468	Baloise Holding AG	5,167,893
9,802	Helvetia Patria Holding AG (Registered)	5,491,812
25,050	Kaba Holding AG – Class B (Registered)	15,756,244
509,403	Logitech International	8,211,218
46,910	Swiss Life Holding AG (Registered) *	11,256,127

	Total Switzerland	56,142,866

	Taiwan — 0.2%
1,959,000	Lite-On Technology Corp	2,507,851

	Thailand — 0.7%
26,541,900	Jasmine Broadband Internet Infrastructure Fund	7,809,465

	United Kingdom — 19.8%
1,880,924	Alent Plc	10,978,676
285,574	Berkeley Group Holdings Plc (Unit Shares)	13,526,014
572,701	Diploma Plc	7,086,049
650,362	Domino Printing Sciences Plc	9,060,185
1,025,733	Essentra Plc	15,699,065
641,816	Euromoney Institutional Investor Plc	11,516,803
686,518	Great Portland Estates Plc (REIT)	8,688,367
1,845,630	Howden Joinery Group Plc	14,471,687
1,189,902	Inchcape Plc	15,380,724
1,619,684	Informa Plc	14,387,699
1,370,408	John Wood Group Plc	15,399,643
1,190,209	Jupiter Fund Management Plc	8,526,483

Shares / Par Value		Description	Value ($)
		United Kingdom — continued
	299,843	Keller Group Plc	4,887,530
	1,386,174	Melrose Industries Plc	5,629,799
	463,264	RPS Group Plc	1,662,186
	135,945	Schroders Plc (Non Voting)	5,357,745
	1,979,186	Senior Plc	9,702,945
	3,794,395	Taylor Wimpey Plc	10,663,340
	1,985,202	Topps Tiles Plc	4,184,487
	290,220	Travis Perkins Plc	9,851,805
	2,807,777	Tyman Plc	14,041,735
	2,111,339	Wilmington Group Plc	8,517,263
	186,426	XP Power Ltd	4,722,211

		Total United Kingdom	223,942,441

		TOTAL COMMON STOCKS (COST $928,642,177)	1,073,093,988

		PREFERRED STOCKS — 1.2%

		Brazil — 1.2%
	1,612,900	Gol Linhas Aereas Inteligentes SA *	3,943,285
	1,914,300	Suzano Papel e Celulose SA	10,021,192

		Total Brazil	13,964,477

		TOTAL PREFERRED STOCKS (COST $14,748,096)	13,964,477

		MUTUAL FUNDS — 3.7%

		United States — 3.7%
		Affiliated Issuers
	1,659,965	GMO U.S. Treasury Fund	41,499,115

		TOTAL MUTUAL FUNDS (COST $41,499,115)	41,499,115

		SHORT-TERM INVESTMENTS — 0.7%

		Time Deposits — 0.7%
GBP	299,932	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 0.08%, due 06/01/15	458,415
NZD	48	Brown Brothers Harriman (Grand Cayman) Time Deposit, 2.65%, due 06/01/15	34
HKD	1,260,043	HSBC Bank (London) Time Deposit, 0.01%, due 06/01/15	162,510
USD	4,849,630	JPMorgan Chase (New York) Time Deposit, 0.06%, due 06/01/15	4,849,630
EUR	1,652,901	Nordea Bank Norge ASA (Oslo) Time Deposit, (0.21)%, due 06/01/15	1,815,382

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		Time Deposits — continued
CAD	185,955	Royal Bank of Canada (Toronto) Time Deposit, 0.10%, due 06/01/15	149,529

		Total Time Deposits	7,435,500

		TOTAL SHORT-TERM INVESTMENTS (COST $7,435,500)	7,435,500

		TOTAL INVESTMENTS — 100.4% (Cost $992,324,888)	1,135,993,080
		Other Assets and Liabilities (net) — (0.4%)	(4,055,603)

		TOTAL NET ASSETS — 100.0%	$1,131,937,477

A summary of outstanding financial instruments at May 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/22/2015	DB	EUR	53,063,450	USD	57,223,624	$(1,070,755)
06/22/2015	JPM	EUR	53,063,451	USD	57,129,173	(1,165,208)

						$(2,235,963)

Notes to Schedule of Investments

REIT - Real Estate Investment Trust

*	Non-income producing security.
(a)	The security is restricted as to resale.

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2015
Karnalyte Resources Inc	12/07/10	$1,471,626	0.01%	$101,141

Counterparty Abbreviations:

DB - Deutsche Bank AG

JPM - JPMorgan Chase Bank, N.A.

Currency Abbreviations:

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

NZD - New Zealand Dollar

USD - United States Dollar

GMO Global Focused Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.0%

	Australia — 3.5%
36,990	Asciano Group	190,194
85,591	Tox Free Solutions Ltd	205,877

	Total Australia	396,071

	Canada — 3.2%
10,300	Manulife Financial Corp	189,087
5,900	Suncor Energy Inc	172,455

	Total Canada	361,542

	China — 1.7%
14,500	China Mobile Ltd	191,347

	France — 6.6%
58,977	Alcatel-Lucent *	236,388
2,863	Atos SE	219,743
13,756	Peugeot SA *	286,327

	Total France	742,458

	Germany — 3.6%
1,282	Allianz SE (Registered)	201,551
13,403	E.ON AG	197,226

	Total Germany	398,777

	India — 1.2%
12,500	ICICI Bank Ltd Sponsored ADR	132,000

	Ireland — 1.9%
18,400	Ardmore Shipping Corp	213,808

	Israel — 1.9%
39,540	Bank Hapoalim BM	207,206

	Italy — 4.1%
10,625	Assicurazioni Generali SPA	205,785
207,400	Telecom Italia SPA *	255,082

	Total Italy	460,867

	Japan — 8.0%
26,000	Hitachi Ltd	176,985
35,700	Mitsubishi UFJ Financial Group Inc	263,245
37,900	Resona Holdings Inc	216,119
5,431	Sumitomo Mitsui Financial Group Inc	246,455

	Total Japan	902,804

	Mexico — 2.4%
89,675	Mexico Real Estate Management SA de CV *	130,038
70,300	PLA Administradora Industrial S de RL de CV *	137,186

	Total Mexico	267,224

	South Korea — 1.7%
158	Samsung Electronics Co Ltd	185,867

Shares / Par Value		Description	Value ($)
		Spain — 1.9%
	44,594	CaixaBank SA	213,594

		Taiwan — 1.7%
	40,000	Taiwan Semiconductor Manufacturing Co Ltd	190,282

		United Kingdom — 8.4%
	83,644	Taylor Wimpey Plc	235,064
	116,864	Topps Tiles Plc	246,330
	44,022	Tyman Plc	220,155
	62,861	Vodafone Group Plc	245,723

		Total United Kingdom	947,272

		United States — 46.2%
	800	Actavis Plc *	245,448
	4,300	American Airlines Group, Inc.	182,191
	1,520	Anthem, Inc.	255,132
	3,100	Capital One Financial Corp.	259,036
	27,510	Capital Product Partners LP	250,616
	4,600	Citigroup, Inc.	248,768
	5,200	Delta Air Lines, Inc.	223,184
	8,500	EMC Corp.	223,890
	6,600	General Motors Co.	237,402
	5,600	Halliburton Co.	254,240
	6,020	ITT Corp.	256,934
	7,753	KapStone Paper and Packaging Corp.	208,943
	2,433	LyondellBasell Industries NV – Class A	245,976
	1,900	Mallinckrodt Plc *	245,936
	3,061	Medtronic Plc	233,616
	3,931	Methanex Corp	218,131
	5,400	Michael Kors Holdings Ltd *	251,100
	4,164	National Oilwell Varco, Inc.	204,827
	7,300	Pfizer, Inc.	253,675
	13,717	Tronox Ltd – Class A	231,269
	3,700	United Continental Holdings, Inc. *	201,983
	2,600	Western Digital Corp.	253,136

		Total United States	5,185,433

		TOTAL COMMON STOCKS (COST $10,812,152)	10,996,552

		MUTUAL FUNDS — 0.2%

		United States — 0.2%
		Affiliated Issuers
	1,096	GMO U.S. Treasury Fund	27,398

		TOTAL MUTUAL FUNDS (COST $27,398)	27,398

		SHORT-TERM INVESTMENTS — 1.9%

		Time Deposits — 1.9%
USD	56,431	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.06%, due 06/01/15	56,431

GMO Global Focused Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		Time Deposits — continued
USD	56,431	BNP Paribas (Paris) Time Deposit, 0.06%, due 06/01/15	56,431
USD	42,610	Citibank (New York) Time Deposit, 0.06%, due 06/01/15	42,610
USD	56,431	Standard Chartered Bank Ltd (Hong Kong) Time Deposit, 0.06%, due 06/01/15	56,431

		Total Time Deposits	211,903

		TOTAL SHORT-TERM INVESTMENTS (COST $211,903)	211,903

		TOTAL INVESTMENTS — 100.1% (Cost $11,051,453)	11,235,853
		Other Assets and Liabilities (net) — (0.1%)	(11,452)

		TOTAL NET ASSETS — 100.0%	$11,224,401

Notes to Schedule of Investments:

ADR - American Depositary Receipt

*	Non-income producing security.

Currency Abbreviations:

USD - United States Dollar

As of May 31, 2015, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Foreign Fund	278,630,337	23,593,154	(11,071,201)	12,521,953
Foreign Small Companies Fund	998,756,660	192,119,730	(54,883,310)	137,236,420
Global Focused Equity Fund	11,055,697	769,069	(588,913)	180,156

Investments in affiliated issuers

The Funds may make investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Funds’ Schedule of Investments.

A summary of the Funds’ transactions in the shares of other funds of GMO Trust during the period ended May 31, 2015 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Foreign Fund
GMO U.S. Treasury Fund	$10,161,974	$36,555,470	$33,300,000	$1,460	$—	$13,417,444

Foreign Small Companies Fund
GMO U.S. Treasury Fund	$54,564,885	56,951,230	70,017,000	5,278	—	41,499,115

Global Focused Equity Fund
GMO U.S. Treasury Fund	$492,358	279,040	744,000	40	—	27,398

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2015 through May 31, 2015. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2016.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Unlisted securities (including fixed income securities) for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (the “Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2015, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds that were valued using fair value inputs obtained from that independent pricing service as of May 31, 2015. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds invest in securities and/or derivatives which may have been fair valued using inputs obtained from an independent pricing service. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of May 31, 2015 is as follows:

Securities

Fund Name	Fair valued using inputs obtained from an independent pricing service (Net)
Foreign Fund	93%
Foreign Small Companies Fund	86%
Global Focused Equity Fund	43%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). At May 31, 2015, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Foreign Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$8,783,907	$—	$8,783,907
Belgium	—	3,976,464	—	3,976,464
China	—	3,813,736	—	3,813,736
Finland	—	2,451,644	—	2,451,644
France	—	37,994,764	—	37,994,764
Germany	—	19,657,518	—	19,657,518
Hong Kong	—	4,404,902	807,916	5,212,818
India	2,134,176	—	—	2,134,176
Israel	—	410,738	—	410,738
Italy	—	17,894,104	—	17,894,104
Japan	—	65,438,103	—	65,438,103
Mexico	2,766,528	—	—	2,766,528
Netherlands	—	3,201,114	—	3,201,114
Portugal	—	1,483,940	—	1,483,940
South Korea	—	6,174,445	—	6,174,445
Spain	—	10,456,449	—	10,456,449
Sweden	—	4,496,996	—	4,496,996
Switzerland	—	19,752,163	—	19,752,163
Taiwan	—	3,358,470	—	3,358,470
United Kingdom	—	56,405,091	—	56,405,091

TOTAL COMMON STOCKS	4,900,704	270,154,548	807,916	275,863,168

Preferred Stocks
South Korea	—	903,303	—	903,303

TOTAL PREFERRED STOCKS	—	903,303	—	903,303

Rights/Warrants
France	740,632	—	—	740,632

TOTAL RIGHTS/WARRANTS	740,632	—	—	740,632

Mutual Funds
United States	13,417,444	—	—	13,417,444

TOTAL MUTUAL FUNDS	13,417,444	—	—	13,417,444

Short-Term Investments	227,743	—	—	227,743

Total Investments	19,286,523	271,057,851	807,916	291,152,290

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	1,855	—	1,855

Total	$19,286,523	$271,059,706	$807,916	$291,154,145

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(490,684)	$—	$(490,684)

Foreign Small Companies Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$63,588,212	$—	$63,588,212
Canada	41,860,000	—	—	41,860,000
France	—	182,685,085	—	182,685,085
Germany	—	69,403,986	—	69,403,986
Hong Kong	—	10,806,676	—	10,806,676
India	—	11,386,737	—	11,386,737
Ireland	—	5,083,018	—	5,083,018
Italy	—	83,419,349	—	83,419,349
Japan	—	238,470,603	—	238,470,603
Mexico	14,892,325	—	—	14,892,325
Netherlands	—	11,640,106	—	11,640,106

Description	Level 1	Level 2	Level 3	Total
Foreign Small Companies Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
New Zealand	$—	$6,532,285	$—	$6,532,285
Portugal	—	8,136,560	—	8,136,560
South Korea	—	12,253,762	—	12,253,762
Sweden	—	22,532,661	—	22,532,661
Switzerland	—	56,142,866	—	56,142,866
Taiwan	—	2,507,851	—	2,507,851
Thailand	—	7,809,465	—	7,809,465
United Kingdom	—	223,942,441	—	223,942,441

TOTAL COMMON STOCKS	56,752,325	1,016,341,663	—	1,073,093,988

Preferred Stocks
Brazil	—	13,964,477	—	13,964,477

TOTAL PREFERRED STOCKS	—	13,964,477	—	13,964,477

Mutual Funds
United States	41,499,115	—	—	41,499,115

TOTAL MUTUAL FUNDS	41,499,115	—	—	41,499,115

Short-Term Investments	7,435,500	—	—	7,435,500

Total Investments	105,686,940	1,030,306,140	—	1,135,993,080

Total	$105,686,940	$1,030,306,140	$—	$1,135,993,080

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,235,963)	$—	$(2,235,963)

Global Focused Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$396,071	$—	$396,071
Canada	361,542	—	—	361,542
China	—	191,347	—	191,347
France	—	742,458	—	742,458
Germany	—	398,777	—	398,777
India	132,000	—	—	132,000
Ireland	213,808	—	—	213,808
Israel	—	207,206	—	207,206
Italy	—	460,867	—	460,867
Japan	—	902,804	—	902,804
Mexico	267,224	—	—	267,224
South Korea	—	185,867	—	185,867
Spain	—	213,594	—	213,594
Taiwan	—	190,282	—	190,282
United Kingdom	—	947,272	—	947,272
United States	5,185,433	—	—	5,185,433

TOTAL COMMON STOCKS	6,160,007	4,836,545	—	10,996,552

Mutual Funds
United States	27,398	—	—	27,398

TOTAL MUTUAL FUNDS	27,398	—	—	27,398

Short-Term Investments	211,903	—	—	211,903

Total Investments	6,399,308	4,836,545	—	11,235,853

Total	$6,399,308	$4,836,545	$—	$11,235,853

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds held at period end are classified above as Level 1.   For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ portfolio valuation notes.

For all Funds for the period ended May 31, 2015, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2015	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*	Balances as of May 31, 2015	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2015
Foreign Fund
Common Stocks
Hong Kong	$—	$554,341	$—	$—	$—	$253,575	$—	$—	$807,916	$253,575

Total	$—	$554,341	$—	$—	$—	$253,575	$—	$—	$807,916	$253,575

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Fund’s net assets) as of May 31, 2015 were as follows:

Fund Name	Level 3 securities and derivatives
Foreign Fund	< 1%
Foreign Small Companies Fund	—
Global Focused Equity Fund	—

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times:

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Market Risk – Equities	X	X	X
Illiquidity Risk	X	X	X
Smaller Company Risk	X	X	X
Derivatives Risk	X	X	X
Non-U.S. Investment Risk	X	X	X
Currency Risk	X	X	X
Focused Investment Risk	X	X	X
Leveraging Risk	X	X	X
Counterparty Risk	X	X	X
Market Disruption and Geopolitical Risk	X	X	X
Large Shareholder Risk	X	X	X
Management and Operational Risk	X	X	X
Non-Diversified Funds	X		X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies (collectively, “underlying Funds”) is exposed to the risks to which the underlying Funds in which it invests are exposed, as well as the risk that investments made through underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through its underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities. Funds that invest in equities run the risk that the market prices of those investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and the market prices of equities can decline in a rapid or unpredictable manner.

If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s overestimation of those investments. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed or defaulted instruments, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation Protected Securities issued by the U.S. Treasury (“TIPS”) have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other over-the-counter (OTC) contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund will typically not receive the collateral for one or more days after the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

There is little case or other law interpreting the terms of most derivatives or characterizing their tax treatment. A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), it is possible the Fund could not execute all components of the package on the swap execution facility. In that case, the Fund would need to trade certain components of the package on the swap execution facility and other components of the package in another manner, which could subject the Fund to the risk that certain of the components of the package would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have proposed mandatory minimum margin requirements for uncleared derivatives. Such requirements could increase the amount of margin required to be provided by a Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, or otherwise limiting liquidity or increasing transaction costs. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Short Investment Exposure. Some Funds may make short sales as part of their investment programs in an attempt to increase their returns or for hedging purposes. Many Funds may make short sales “against the box,” meaning the Fund may make short sales where the Fund owns, or has the right to acquire at no added cost, securities or currencies identical to those sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund.

In addition, some Funds are permitted to engage in short sales of securities or currencies, including securities or currencies that they do not own. To do so, a Fund borrows a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sells it to a third party. If a Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses. A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a

Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

Options. Some Funds are permitted to write options. The market price of written options will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time prior to the option’s expiration, the writer of an American-style option has no control over when it may be required to fulfill its obligations as a writer of the option. (This risk is not present when writing a European-style option because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO may constitute such a group. These limits could restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders at ordinary income tax rates.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. Non-U.S. securities markets often include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. The reporting, accounting, custody and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it receives or accrues in respect of non-U.S. investments, (ii) transactions in those investments and (iii) the repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek to collect a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and, particularly in light of the costs involved, it may decide not to pursue a refund, even if eligible. The outcome of a Fund’s pursuit of a refund is not predictable, and some refunds may not be reflected in the net asset value of a Fund.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of GMO’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies, industries, or issuers that are subject to the same or similar risk factors or whose security prices have strong correlations (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified.

A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) to a particular geographic region, country (e.g., Taiwan or Japan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will still have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. To the extent that GMO’s view with respect to a particular counterparty changes adversely (whether due to external events or otherwise), existing transactions will not necessarily be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered a desirable counterparty if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and may continue to be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held in the omnibus account for the relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodity Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly impair the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, a default by the U.S. government or a downgrade of its credit rating would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. GMO Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for shareholders. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO’s ability to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds GMO uses quantitative analyses and models as part of its investment process. Any imperfections, errors, or limitations in those analyses and models could affect a Fund’s performance. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies (such as the Funds) and their service providers (including GMO) may be prone to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers and/or foreign currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Foreign Fund
•	Global Focused Equity Fund

Temporary Defensive Positions.

Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and that are taken in attempting to respond to adverse market, economic, political, or other conditions.

Foreign Fund and Foreign Small Companies Fund normally do not take temporary defensive positions. Global Focused Equity Fund may hold up to 20% of its assets in cash or cash equivalents if deemed prudent by GMO.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged).

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended May 31, 2015, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Forward currency contracts
Adjust exposure to foreign currencies	X	X
Rights and/or warrants
Received as a result of corporate actions	X	X	X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. A “quanto” option combines an index option and a foreign currency barrier element on exercise date. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure as of May 31, 2015.

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Foreign Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$740,632	$—	$—	$—	$740,632
Unrealized Appreciation on Forward
Currency Contracts	—	—	1,855	—	—	1,855

Total	$—	$740,632	$1,855	$—	$—	$742,487

Liabilities:
Unrealized Depreciation on Forward
Currency Contracts	$—	$—	$(490,684)	$—	$—	$(490,684)

Total	$—	$—	$(490,684)	$—	$—	$(490,684)

Foreign Small Companies Fund
Liabilities:
Unrealized Depreciation on Forward
Currency Contracts	$—	$—	$(2,235,963)	$—	$—	$(2,235,963)

Total	$—	$—	$(2,235,963)	$—	$—	$(2,235,963)

The average derivative activity, based on absolute values (foward currency contracts and rights and/or warrants) outstanding at each month-end, was as follows for the period ended May 31, 2015.

Fund Name	Forward Currency Contracts ($)	Rights and/or Warrants ($)
Foreign Fund	38,994,439	647,591
Foreign Small Companies Fund	116,817,972	0	*
Global Focused Equity Fund	—	1,907	**

*	Represents the interest in derivatives that were determined to have an average value of zero for the period ended May 31, 2015.
**	During the period ended May 31, 2015, the Fund did not hold this investment type at any month-end; therefore, the average amount outstanding was calculated using daily outstanding absolute values.

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.6%

	Australia — 0.1%
23,247	Woodside Petroleum Ltd	648,466

	Austria — 0.2%
18,812	OMV AG	533,756
10,192	Voestalpine AG	423,752

	Total Austria	957,508

	Belgium — 0.4%
13,162	Belgacom SA	457,015
9,989	Delhaize Group *	891,640
1,931	Solvay SA	267,062

	Total Belgium	1,615,717

	Brazil — 0.0%
30,500	Companhia Siderurgica Nacional SA Sponsored ADR	58,255
9,400	EDP-Energias do Brasil SA	31,006

	Total Brazil	89,261

	Canada — 1.6%
26,400	Canadian Natural Resources Ltd	814,757
13,000	Cenovus Energy Inc	214,506
68,600	Suncor Energy Inc	2,005,155
16,712	Valeant Pharmaceuticals International Inc *	3,990,324

	Total Canada	7,024,742

	China — 4.3%
601,000	Agricultural Bank of China Ltd – Class H	325,446
119,379	Alibaba Group Holding Ltd Sponsored ADR *	10,662,932
1,442,000	Bank of China Ltd	953,406
271,000	China Communications Construction Co Ltd	464,471
246,000	China Communications Services Corp Ltd – Class H	135,253
1,065,000	China Construction Bank Corp	1,060,565
192,150	China Mobile Ltd	2,535,673
800	China Mobile Ltd Sponsored ADR	52,592
164,000	China Petroleum & Chemical Corp	143,879
42,000	China Railway Construction Corp Ltd	77,289
148,000	China Railway Group Ltd	190,662
313,500	China Shenhua Energy Co Ltd	767,315
395,060	China Telecom Corp Ltd	267,614
288,000	CNOOC Ltd	448,318
70,000	Dongfeng Motor Group Co Ltd – Class H	113,820
1,106,000	Industrial and Commercial Bank of China	957,745
52,000	Yanzhou Coal Mining Co Ltd	46,047

	Total China	19,203,027

Shares	Description	Value ($)
	Czech Republic — 0.1%
18,878	CEZ AS	469,860

	Denmark — 0.4%
532	AP Moeller – Maersk A/S – Class B	1,025,428
81	AP Moller – Maersk A/S – Class A	152,323
3,739	Carlsberg A/S	343,333
30,819	TDC A/S	230,159

	Total Denmark	1,751,243

	Egypt — 0.0%
34,159	Telecom Egypt Co	38,268

	Finland — 0.4%
24,475	Fortum Oyj	465,652
96,382	Nokia Oyj	705,198
27,150	UPM – Kymmene Oyj	487,921

	Total Finland	1,658,771

	France — 8.9%
57,134	ArcelorMittal	609,139
22,920	AXA SA	575,895
19,819	Bouygues SA	779,489
20,347	Carrefour SA *	689,775
4,860	Casino Guichard Perrachon SA	380,888
1,758	Christian Dior SA	352,049
14,279	Cie Generale des Etablissements Michelin – Class B	1,527,776
25,387	CNP Assurances	419,641
25,866	Compagnie de Saint-Gobain	1,203,086
47,165	Credit Agricole SA	703,132
4,083	Danone SA	280,490
15,962	Electricite de France	392,057
116,780	GDF Suez	2,353,992
173	Hermes International	67,540
3,516	LVMH Moet Hennessy Louis Vuitton SE	624,604
171,324	Orange SA	2,700,745
2,804	Pernod-Ricard SA	346,109
37,223	Peugeot SA *	774,787
2,150	Publicis Groupe SA	171,782
44,306	Renault SA	4,586,748
13,690	Rexel SA	250,749
42,465	Sanofi	4,181,972
21,030	Schneider Electric SA	1,585,457
10,341	Suez Environnement Co	199,223
180,343	Total SA	9,101,092
6,303	Vallourec SA	155,773
25,199	Veolia Environnement SA	524,574
21,075	Vinci SA	1,249,521
99,549	Vivendi SA	2,529,445

	Total France	39,317,530

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Germany — 5.3%
3,752	Allianz SE (Registered)	589,875
50,161	BASF SE	4,653,671
16,974	Bayerische Motoren Werke AG	1,880,537
1,135	Bilfinger SE	48,230
36,654	Daimler AG (Registered)	3,437,956
20,362	Deutsche Lufthansa AG (Registered) *	287,024
146,205	Deutsche Telekom AG	2,522,134
149,480	E.ON AG	2,199,607
5,863	Fresenius SE & Co KGaA	374,006
6,026	Fresenius Medical Care AG & Co	516,130
5,719	Hannover Rueck SE	556,335
3,231	HeidelbergCement AG	262,437
14,486	K+S AG (Registered)	472,618
11,711	Metro AG	407,851
3,525	Muenchener Rueckversicherungs AG (Registered)	651,365
8,432	ProSiebenSat.1 Media AG	403,806
44,697	RWE AG	1,045,041
22,555	Siemens AG	2,376,578
9,349	Suedzucker AG	146,033
2,303	Volkswagen AG	555,893

	Total Germany	23,387,127

	Hungary — 0.0%
43,906	Magyar Telekom Telecommunications Plc *	64,910

	Indonesia — 0.1%
296,900	Astra International Tbk PT	163,661
381,400	Telekomunikasi Indonesia Persero Tbk PT	82,128
300	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	12,978

	Total Indonesia	258,767

	Ireland — 0.2%
39,143	CRH Plc	1,096,374

	Israel — 0.4%
19,300	Check Point Software Technologies Ltd *	1,635,096

	Italy — 2.4%
519,554	Enel SPA	2,525,416
192,219	ENI SPA	3,463,904
65,524	Fiat Chrysler Automobiles NV *	1,048,142
54,865	Finmeccanica SPA *	729,417
107,973	Mediaset SPA	521,366
47,838	Snam Rete Gas SPA	236,942
1,274,940	Telecom Italia SPA *	1,568,055
746,360	Telecom Italia SPA-Di RISP *	738,857

	Total Italy	10,832,099

	Japan — 8.5%
30,100	Aeon Co Ltd	401,319
26,000	Asahi Kasei Corp	229,994

Shares	Description	Value ($)
	Japan — continued
3,100	Asatsu-DK Inc	78,702
13,900	Bridgestone Corp	576,917
37,200	Canon Inc	1,283,707
5,100	Central Japan Railway Co	883,844
15,000	FujiFilm Holdings Corp	570,784
62,000	Honda Motor Co Ltd	2,131,875
37,100	Inpex Corp	455,109
1,500	Isuzu Motors Ltd	20,312
114,300	Itochu Corp	1,536,219
40,200	Japan Tobacco, Inc.	1,458,858
29,700	JFE Holdings Inc	721,622
49,000	Kawasaki Kisen Kaisha Ltd	123,706
58,800	KDDI Corp.	1,323,628
600	Komatsu Ltd	12,613
40,800	Kyocera Corp	2,214,015
127,400	Marubeni Corp	743,522
74,300	Mitsubishi Chemical Holdings Corp	466,001
84,900	Mitsubishi Corp	1,896,318
116,700	Mitsubishi UFJ Financial Group Inc	860,523
105,900	Mitsui & Co Ltd	1,480,988
64,000	Mitsui OSK Lines Ltd	218,969
34,400	Nippon Telegraph & Telephone Corp	2,379,091
141,000	Nippon Yusen Kabushiki Kaisha	424,414
527,500	Nissan Motor Co Ltd	5,478,533
93,400	NTT Docomo, Inc.	1,678,262
6,100	Otsuka Holdings Co Ltd	190,342
31,800	Ricoh Co Ltd	330,396
20,000	Sekisui House Ltd	332,875
264,500	Sojitz Corp	657,734
85,500	Sumitomo Corp	1,014,132
26,000	Sumitomo Metal Mining Co Ltd	399,954
14,800	Sumitomo Mitsui Financial Group Inc	671,614
19,300	Takeda Pharmaceutical Co., Ltd	936,283
24,100	Toyota Tsusho Corp	673,235
37,100	Toyota Motor Corp	2,559,177
88,000	Yamada Denki Co Ltd	369,345

	Total Japan	37,784,932

	Netherlands — 1.0%
58,736	Aegon NV	447,970
4,443	Heineken NV	347,664
73,366	Koninklijke Ahold NV	1,490,316
218,033	Koninklijke KPN NV	790,426
2,481	Koninklijke DSM NV	146,877
27,213	Unilever NV	1,162,622

	Total Netherlands	4,385,875

	Norway — 0.7%
92,219	Statoil ASA	1,721,784
29,525	Telenor ASA	668,459
15,162	Yara International ASA	763,927

	Total Norway	3,154,170

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Philippines — 0.0%
15	Philippine Long Distance Telephone Co	935

	Poland — 0.1%
3,170	Asseco Poland SA	50,819
12,410	KGHM Polska Miedz SA	381,607
19,451	PGE SA	106,698

	Total Poland	539,124

	Portugal — 0.2%
196,124	EDP-Energias de Portugal SA	765,116

	Russia — 1.7%
376,226	Gazprom OAO Sponsored ADR	2,020,266
101,325	Lukoil OAO Sponsored ADR	4,863,660
27,391	Rosneft OJSC GDR (Registered)	125,415
289,904	Surgutneftegas OJSC Class S *	170,869
4,770	Tatneft Sponsored ADR	159,828

	Total Russia	7,340,038

	South Africa — 0.1%
44,814	African Bank Investments Ltd * (a)	4
4,272	Kumba Iron Ore Ltd	54,507
10,421	MTN Group Ltd	184,631
21,350	Telkom South Africa Ltd *	121,975

	Total South Africa	361,117

	South Korea — 1.4%
3,280	Hankook Tire WorldwideCo Ltd	58,069
2,869	Hanwha Corp	111,434
2,500	Hyundai Mobis	503,504
2,525	Hyundai Motor Co	358,841
10,043	Industrial Bank of Korea	131,384
12,930	Kia Motors Corp	554,893
6,110	KT Corp *	159,896
3,237	Samsung Electronics Co Ltd	3,807,926
2,429	SK Innovation Co Ltd *	245,326
1,356	SK Telecom Co Ltd	299,758

	Total South Korea	6,231,031

	Spain — 2.6%
18,941	ACS Actividades de Construcciony Servicios SA	610,198
12,188	Enagas	350,300
22,797	Ferrovial SA	492,022
41,173	Gas Natural SDG SA	1,012,053
322,242	Iberdrola SA	2,226,973
128,100	Mapfre SA	456,415
2,819	Red Electrica Corp SA	236,956
70,491	Repsol SA	1,341,875
328,120	Telefonica SA	4,650,889

	Total Spain	11,377,681

Shares	Description	Value ($)
	Sweden — 0.9%
32,895	Sandvik AB	396,582
11,468	Skanska AB – B Shares	239,003
6,360	SKF AB – B Shares	153,660
126,970	Telefonaktiebolaget LM Ericsson – B Shares	1,429,121
202,482	TeliaSonera AB	1,194,804
34,950	Volvo AB – B Shares	454,351

	Total Sweden	3,867,521

	Switzerland — 1.6%
73,364	ABB Ltd (Registered) *	1,608,656
11,082	Holcim Ltd (Registered) *	874,958
39,168	Nestle SA (Registered)	3,034,620
2,278	Roche Holding AG	694,497
887	Swisscom AG (Registered)	514,189
1,777	Zurich Insurance Group AG *	567,225

	Total Switzerland	7,294,145

	Taiwan — 0.5%
20,000	Asustek Computer Inc	196,610
130,122	E.Sun Financial Holding Co Ltd	88,417
29,400	Foxconn Technology Co Ltd	103,201
27,000	Highwealth Construction Corp	67,474
226,000	Hon Hai Precision Industry Co Ltd	728,418
8,090	Hon Hai Precision Industry Co Ltd GDR	52,564
11,231	HTC Corp GDR (Registered) *	149,050
8,599	Lite-On Technology Corp GDR (a)	110,012
44,000	Pegatron Corp	130,892
48,568	Powertech Technology Inc GDR *	206,069
36,000	Radiant Opto-Electronics Corp	131,551
11,000	Simplo Technology Co Ltd	50,502

	Total Taiwan	2,014,760

	Thailand — 0.0%
3,100	Electricity Generating Pcl NVDR	13,890
30,400	Ratchaburi Electricity Generating Holding Pcl NVDR	51,695

	Total Thailand	65,585

	Turkey — 0.1%
59,480	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	67,686
37,570	Tekfen Holding AS *	66,152
1,413	Tupras-Turkiye Petrol Rafineriler AS *	35,338
37,878	Turk Telekomunikasyon AS	98,824
20,516	Turkcell Iletisim Hizmetleri AS	89,421

	Total Turkey	357,421

	United Kingdom — 13.5%
100,073	AstraZeneca Plc	6,739,459
74,468	Aviva Plc	597,307
102,838	BAE Systems Plc	811,225

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
71,247	BG Group Plc	1,241,873
1,273,758	BP Plc	8,814,063
45,767	British American Tobacco Plc	2,527,943
236,685	BT Group Plc	1,618,804
3,548	Carnival Plc	171,660
354,367	Centrica Plc	1,501,436
37,810	Compass Group Plc	662,203
22,853	Diageo Plc	634,188
185,519	GlaxoSmithKline Plc	4,122,088
68,295	Glencore Plc *	301,240
15,678	Imperial Tobacco Group Plc	808,478
60,430	J Sainsbury Plc	233,187
96,151	Kingfisher Plc	545,534
736	Lonmin Plc *	1,588
87,294	Marks & Spencer Group Plc	778,759
36,563	National Grid Plc	523,542
33,740	Pearson Plc	675,227
20,570	Reckitt Benckiser Group Plc	1,857,792
265,229	Royal Dutch Shell Plc A Shares (London)	7,906,061
177,221	Royal Dutch Shell Plc B Shares (London)	5,362,491
27,404	Scottish & Southern Energy Plc	697,864
576,628	Tesco Plc	1,880,142
41,492	Unilever Plc	1,835,314
1,439,613	Vodafone Group Plc	5,627,433
114,346	William Morrison Supermarket Plc	299,256
36,179	WPP Plc	854,773

	Total United Kingdom	59,630,930

	United States — 37.9%
17,100	3M Co.	2,720,268
47,300	Abbott Laboratories	2,298,780
17,711	Accenture Plc-Class A	1,700,964
1,600	Akamai Technologies, Inc. *	122,032
46,697	Amazon.com, Inc. *	20,043,753
47,918	American Express Co.	3,820,023
4,500	Ametek, Inc.	241,920
4,500	Amgen, Inc.	703,170
4,600	Amphenol Corp. – Class A	262,430
7,500	Analog Devices, Inc.	509,700
5,000	Anthem, Inc.	839,250
37,700	Apple, Inc.	4,911,556
10,600	Baxter International, Inc.	706,066
8,900	Becton Dickinson and Co.	1,250,539
7,002	Bed Bath & Beyond, Inc. *	499,383
2,400	Biogen Idec, Inc. *	952,776
1,300	Brown-Forman Corp. – Class B	122,551
5,700	CA, Inc.	173,565
3,900	Cerner Corp. *	262,431
8,900	CH Robinson Worldwide, Inc.	549,397
6,400	Chevron Corp.	659,200
3,100	Church & Dwight Co., Inc.	260,307

Shares	Description	Value ($)
	United States — continued
133,900	Cisco Systems, Inc.	3,924,609
4,400	Citrix Systems, Inc. *	286,044
13,000	Coach, Inc.	459,810
103,200	Coca-Cola Co. (The)	4,227,072
20,300	Cognizant Technology Solutions Corp. – Class A *	1,313,816
25,424	Colgate-Palmolive Co.	1,698,069
9,100	ConocoPhillips	579,488
7,600	Costco Wholesale Corp.	1,083,684
3,600	CR Bard, Inc.	613,152
5,900	CVS Health Corp.	604,042
20,700	Danaher Corp.	1,786,824
3,900	Dover Corp.	294,060
21,700	eBay, Inc. *	1,331,512
1,400	Edwards Lifesciences Corp. *	183,008
10,300	Eli Lilly & Co.	812,670
63,000	EMC Corp.	1,659,420
16,100	Emerson Electric Co.	970,991
2,500	Estee Lauder Cos , Inc. (The) – Class A	218,575
7,100	Expeditors International of Washington, Inc.	325,464
134,641	Express Scripts Holding Co. *	11,732,617
7,100	Exxon Mobil Corp.	604,920
1,400	F5 Networks, Inc. *	175,966
8,100	Fastenal Co.	336,231
7,900	Genuine Parts Co.	714,713
5,500	Google, Inc. – Class A *	2,999,260
2,212	Google, Inc. – Class C *	1,177,027
2,100	Henry Schein, Inc. *	297,507
1,800	Hershey Co. (The)	167,148
7,600	Honeywell International, Inc.	791,920
11,800	Hormel Foods Corp.	675,196
800	Hubbell, Inc. – Class B	86,424
4,200	Humana, Inc.	901,530
8,200	Illinois Tool Works, Inc.	769,406
11,173	International Business Machines Corp.	1,895,500
9,100	Intuit, Inc.	947,765
800	Intuitive Surgical, Inc. *	390,200
65,500	Johnson & Johnson	6,559,170
56,600	JPMorgan Chase & Co.	3,723,148
3,500	Linear Technology Corp.	167,475
10,600	MasterCard, Inc. – Class A	977,956
7,600	Mattel, Inc.	196,156
6,400	McDonald’s Corp.	613,952
39,050	Medtronic Plc	2,980,296
123,200	Microsoft Corp.	5,773,152
12,631	Monsanto Co.	1,477,574
4,200	Monster Beverage Corp. *	534,576
13,600	Nike Inc – Class B	1,382,712
168,496	Oracle Corp.	7,327,891
1,600	Pall Corp.	199,104
12,900	Paychex, Inc.	637,389

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	United States — continued
12,700	PepsiCo, Inc.	1,224,661
30,800	Pfizer, Inc.	1,070,300
159,531	Philip Morris International, Inc.	13,252,240
1,000	Polaris Industries, Inc.	143,050
2,900	Precision Castparts Corp.	613,727
69,100	Procter & Gamble Co. (The)	5,416,749
2,481	Puma Biotechnology, Inc. *	484,912
46,338	Qualcomm, Inc.	3,228,832
1,200	Ralph Lauren Corp.	156,480
11,800	Reynolds American, Inc.	905,650
3,200	Rockwell Automation, Inc.	393,248
4,100	Ross Stores, Inc.	396,347
5,300	Sigma-Aldrich Corp.	738,290
7,400	St Jude Medical, Inc.	545,750
13,100	Stryker Corp.	1,259,303
16,100	Sysco Corp.	598,276
25,500	Teradata Corp. *	992,970
8,900	TJX Cos, Inc. (The)	572,982
4,200	Total System Services, Inc.	173,040
800	TripAdvisor, Inc. *	61,008
29,199	Ubiquiti Networks, Inc.	928,528
5,200	United Technologies Corp.	609,284
22,415	UnitedHealth Group, Inc.	2,694,507
6,200	Varian Medical Systems, Inc. *	536,920
14,200	VF Corp.	1,000,106
13,396	WABCO Holdings, Inc. *	1,693,522
1,100	Wabtec Corp.	110,330
28,500	Wal-Mart Stores, Inc.	2,116,695
1,200	Waters Corp. *	160,344
13,200	Wells Fargo & Co.	738,672
2,500	WW Grainger, Inc.	600,825
5,300	Xilinx, Inc.	251,326
3,100	Zimmer Holdings, Inc.	353,679

	Total United States	167,218,805

	TOTAL COMMON STOCKS (COST $389,531,784)	422,437,952

	PREFERRED STOCKS — 1.8%

	Brazil — 0.1%
8,500	AES Tiete SA	45,350
42,800	Companhia Energetica de Minas Gerais	190,473
5,500	Gerdau SA	14,966
9,500	Metalurgica Gerdau SA	23,256
5,800	Telefonica Brasil SA	81,640
12,500	Telefonica Brasil SA ADR	175,875

	Total Brazil	531,560

	Germany — 0.8%
17,485	Porsche Automobil Holding SE	1,546,304
7,803	Volkswagen AG	1,896,270

	Total Germany	3,442,574

Shares / Par Value		Description	Value ($)
		Russia — 0.5%
	2,828,818	Surgutneftegaz OJSC *	2,000,444
	158	Transneft *	370,838

		Total Russia	2,371,282

		South Korea — 0.4%
	1,055	Hyundai Motor Co	114,970
	530	Hyundai Motor Co 2nd Preference	55,821
	1,414	Samsung Electronics Co Ltd	1,372,562

		Total South Korea	1,543,353

		TOTAL PREFERRED STOCKS (COST $7,772,491)	7,888,769

		MUTUAL FUNDS — 2.1%

		United States — 2.1%
		Affiliated Issuers
	362,145	GMO U.S. Treasury Fund	9,053,617

		TOTAL MUTUAL FUNDS (COST $9,053,617)	9,053,617

		SHORT-TERM INVESTMENTS — 0.4%

		Time Deposits — 0.4%
GBP	13,588	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 0.08%, due 06/01/15	20,768
DKK	3,750	Brown Brothers Harriman (Grand Cayman) Time Deposit, (1.05)%, due 06/01/15	552
NOK	124,506	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.43%, due 06/01/15	16,021
USD	1,646,055	JPMorgan Chase (New York) Time Deposit, 0.06%, due 06/01/15	1,646,055
EUR	48,016	Nordea Bank Norge ASA (Oslo) Time Deposit, (0.21)%, due 06/01/15	52,736

		Total Time Deposits	1,736,132

		TOTAL SHORT-TERM INVESTMENTS (COST $1,736,132)	1,736,132

		TOTAL INVESTMENTS — 99.9% (Cost $408,094,024)	441,116,470
		Other Assets and Liabilities (net) — 0.1%	591,949

		TOTAL NET ASSETS — 100.0%	$441,708,419

Notes to Schedule of Investments:

ADR - American Depositary Receipt

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Currency Abbreviations:

DKK - Danish Krone

EUR - Euro

GBP - British Pound

NOK - Norwegian Krone

USD - United States Dollar

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.4%

	Australia — 0.9%
1,703,981	Bank of Queensland Ltd	17,207,104
3,783,730	BlueScope Steel Ltd	10,083,575
10,802,410	Mirvac Group (REIT)	16,542,023
5,764,059	Stockland (REIT)	19,037,023
6,019,801	TABCORP Holdings Ltd	23,083,499
994,493	Woodside Petroleum Ltd	27,740,990

	Total Australia	113,694,214

	Austria — 0.4%
1,167,625	Immofinanz AG (Entitlement Shares) *	—
772,946	OMV AG	21,930,912
631,246	Voestalpine AG	26,245,293

	Total Austria	48,176,205

	Belgium — 1.0%
484,474	Ageas	18,132,158
983,480	Belgacom SA	34,148,681
657,227	Delhaize Group *	58,665,492
89,344	Umicore SA	4,387,589

	Total Belgium	115,333,920

	Canada — 2.2%
507,800	Canadian Natural Resources Ltd	15,671,730
151,200	Canadian Tire Corp Ltd	15,678,064
537,800	Cenovus Energy Inc	8,873,959
368,200	Home Capital Group Inc	12,455,914
3,161,300	Suncor Energy Inc	92,403,711
527,830	Valeant Pharmaceuticals International Inc *	126,029,969

	Total Canada	271,113,347

	Denmark — 0.7%
27,668	AP Moeller – Maersk A/S	53,329,942
272,623	Carlsberg A/S	25,033,580
218,904	TDC A/S	1,634,791

	Total Denmark	79,998,313

	Finland — 0.8%
1,858,101	Fortum Oyj	35,351,538
212,911	Metso Oyj	6,143,120
2,848,652	Nokia Oyj	20,842,741
621,183	Stora Enso Oyj – R Shares	6,510,213
1,335,429	UPM – Kymmene Oyj	23,999,386

	Total Finland	92,846,998

	France — 15.0%
2,418,239	ArcelorMittal	25,782,249
812,176	Bouygues SA	31,943,198
393,399	Carrefour SA *	13,336,458

Shares	Description	Value ($)
	France — continued
45,971	Casino Guichard-Perrachon SA	3,602,843
56,381	Christian Dior SE	11,290,597
1,004,280	Cie de Saint-Gobain	46,711,339
578,512	Cie Generale des Etablissements Michelin – Class B (Registered)	61,897,667
263,025	CNP Assurances	4,347,738
255,334	Danone SA	17,540,690
765,507	Electricite de France	18,802,300
5,974,097	GDF Suez	120,422,792
5,883	Hermes International	2,296,746
101,498	LVMH Moet Hennessy Louis Vuitton SE	18,030,740
7,693,954	Orange SA	121,287,210
574,215	Peugeot SA *	11,952,126
2,989,777	Renault SA	309,514,623
225,752	Rexel SA	4,134,915
2,047,764	Sanofi	201,664,723
1,143,409	Schneider Electric SE	86,201,913
304,669	Suez Environnement Co	5,869,544
10,454,584	Total SA	527,595,380
454,380	Vallourec SA	11,229,584
1,141,762	Veolia Environnement SA	23,768,357
487,839	Vinci SA	28,923,609
5,002,228	Vivendi SA	127,101,826

	Total France	1,835,249,167

	Germany — 9.3%
97,044	Allianz SE (Registered)	15,256,895
420,041	Aurubis AG	26,123,330
2,689,336	BASF SE	249,502,289
777,919	Bayerische Motoren Werke AG	86,185,079
106,308	Bilfinger SE	4,517,393
1,907,227	Daimler AG (Registered)	178,888,043
1,298,370	Deutsche Lufthansa AG (Registered) *	18,301,910
7,707,604	Deutsche Telekom AG (Registered)	132,961,330
206,414	Duerr AG	21,132,091
6,388,462	E.ON AG	94,006,578
196,373	Freenet AG	6,468,109
308,616	Fresenius Medical Care AG & Co	26,433,144
149,803	Hannover Rueck SE	14,572,602
202,385	HeidelbergCement AG	16,438,661
927,645	K+S AG (Registered)	30,265,198
399,206	Kloeckner & Co SE	3,489,036
79,233	Leoni AG	5,172,451
603,130	Metro AG	21,004,776
76,146	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	14,070,598
236,742	ProSiebenSat.1 Media AG (Registered)	11,337,500
1,682,040	RWE AG	39,327,035
229,208	Salzgitter AG	8,331,068

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
803,981	Siemens AG (Registered)	84,713,953
118,548	Volkswagen AG	28,614,854

	Total Germany	1,137,113,923

	Hong Kong — 0.7%
15,880,590	Esprit Holdings Ltd	15,872,775
646,200	Hongkong Land Holdings Ltd	5,561,500
2,544,191	Link (REIT)	14,796,806
1,082,931	Sun Hung Kai Properties Ltd	18,285,835
2,146,000	Wharf Holdings Ltd (The)	14,778,215
4,296,700	Yue Yuen Industrial Holdings	14,778,980

	Total Hong Kong	84,074,111

	Ireland — 0.4%
863,320	CRH Plc	24,181,113
648,144	Smurfit Kappa Group Plc	19,085,380

	Total Ireland	43,266,493

	Israel — 1.2%
5,661,150	Bank Leumi Le-Israel *	22,123,862
1,325,100	Check Point Software Technologies Ltd *	112,262,472
8,847,686	Israel Discount Bank Ltd – Class A *	15,741,487
541,553	Partner Communications Co Ltd *	1,297,133

	Total Israel	151,424,954

	Italy — 4.9%
16,767,016	A2A SPA	20,921,377
28,055,370	Enel SPA	136,369,819
11,711,744	ENI SPA	211,052,781
365,704	Exor SPA	18,228,117
2,429,225	Fiat Chrysler Automobiles NV *	38,858,641
1,562,658	Finmeccanica SPA *	20,775,148
365,803	Italcementi SPA	2,496,960
4,386,257	Mediaset SPA	21,179,794
1,929,024	Mediolanum SPA	16,448,856
66,672	Recordati SPA	1,402,669
1,292,985	Snam Rete Gas SPA	6,404,173
50,508,810	Telecom Italia SPA *	62,121,032
44,868,227	Telecom Italia SPA-Di RISP *	44,417,176

	Total Italy	600,676,543

	Japan — 21.5%
1,926,700	Aeon Co Ltd	25,688,388
433,600	Aisin Seiki Co Ltd	19,931,721
427,400	Alfresa Holdings Corp	6,527,908
103,200	Aoyama Trading Co Ltd	3,926,194
2,700,313	Asahi Glass Co Ltd	17,584,878
2,393,000	Asahi Kasei Corp	21,168,256
106,300	Asatsu-DK Inc	2,698,720
363,500	Bridgestone Corp	15,086,995
100,200	Brother Industries Ltd	1,561,455

Shares	Description	Value ($)
	Japan — continued
1,503,000	Calsonic Kansei Corp	11,255,933
1,916,300	Canon Inc	66,128,161
160,300	Central Japan Railway Co	27,780,425
1,318,800	Chubu Electric Power Co Inc	19,879,155
5,178,000	Cosmo Oil Co Ltd *	8,741,642
406,100	Daihatsu Motor Co Ltd	5,921,593
45,780	Daiichi Sankyo Co Ltd	861,253
135,100	Daito Trust Construction Co Ltd	14,992,117
1,216,000	Denki Kagaku Kogyo K K	5,503,006
167,700	Electric Power Development Co Ltd	5,809,032
681,440	FujiFilm Holdings Corp	25,930,352
381,400	Fuji Oil Co Ltd	6,037,081
624,000	Gunze Ltd	1,668,122
961,800	Hakuhodo DY Holdings Inc	10,353,004
1,293,000	Hanwa Co Ltd	5,742,750
280,000	Hitachi Chemical Co Ltd	5,519,396
2,920,600	Honda Motor Co Ltd	100,425,056
257,700	Idemitsu Kosan Co Ltd	5,084,294
3,420,300	Inpex Corp	41,957,138
794,200	IT Holdings Corp	15,425,745
6,593,300	Itochu Corp	88,615,487
2,064,300	Japan Tobacco, Inc.	74,913,450
585,500	JFE Holdings Inc	14,225,918
201,000	JSR Corp	3,648,122
4,481,290	JX Holdings Inc	19,758,676
730,400	K’s Holdings Corp	27,365,095
502,000	Kaneka Corp	3,658,221
6,793,000	Kawasaki Kisen Kaisha Ltd	17,149,763
2,360,900	KDDI Corp.	53,145,486
10,764,236	Kobe Steel Ltd	20,095,405
135,700	Kohnan Shoji Co Ltd	1,545,844
166,400	Kuraray Co Ltd	2,176,558
2,709,340	Kyocera Corp	147,022,517
7,311,800	Marubeni Corp	42,672,538
1,022,800	Medipal Holdings Corp	15,772,936
3,710,100	Mitsubishi Chemical Holdings Corp	23,269,344
5,462,500	Mitsubishi Corp	122,009,892
2,620,400	Mitsubishi UFJ Financial Group Inc	19,322,320
5,782,838	Mitsui Chemicals Inc	18,794,102
8,509,000	Mitsui Engineering & Shipbuilding Co Ltd	15,257,270
6,538,000	Mitsui & Co Ltd	91,432,466
5,534,000	Mitsui OSK Lines Ltd	18,933,948
885,400	Net One Systems Co Ltd	6,594,495
1,039,581	Nippon Electric Glass Co Ltd	5,496,018
1,166,300	Nippon Light Metal Co Ltd	2,045,646
2,260,300	Nippon Telegraph & Telephone Corp	156,321,477
5,706,000	Nippon Yusen Kabushiki Kaisha	17,175,245
435,313	Nipro Corp	4,183,815
39,408,842	Nissan Motor Co Ltd	409,294,144
500,000	Nisshinbo Holdings Inc	5,597,810
173,100	NOK Corp	5,697,298

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
539,400	North Pacific Bank Ltd	2,260,836
4,956,200	NTT Docomo, Inc.	89,055,706
163,200	Okinawa Electric Power Co	4,216,513
3,747,000	Osaka Gas Co Ltd	14,967,277
173,100	Otsuka Holdings Co Ltd	5,401,352
531,000	Rengo Co Ltd	2,343,860
3,087,500	Resona Holdings Inc	17,606,031
1,803,400	Ricoh Co Ltd	18,736,975
889,700	Sekisui House Ltd	14,807,956
99,400	Shimamura Co Ltd	10,673,749
3,453,000	Showa Denko KK	4,829,936
2,000,500	Showa Shell Sekiyu KK	18,667,062
15,969,900	Sojitz Corp	39,712,447
5,181,600	Sumitomo Corp	61,459,942
1,600,000	Sumitomo Heavy Industries Ltd	10,466,571
433,500	Sumitomo Rubber Industries Ltd	7,622,096
161,400	Sumitomo Forestry Co Ltd	2,098,432
1,486,000	Sumitomo Metal Mining Co Ltd	22,858,915
476,700	Sumitomo Mitsui Financial Group Inc	21,632,333
241,900	Suzuken Co Ltd	7,853,667
785,600	Takeda Pharmaceutical Co., Ltd	38,111,089
4,668,430	Tokyo Electric Power Co Inc (The) *	26,554,499
410,000	TonenGeneral Sekiyu KK	3,865,073
4,291,000	Tosoh Corp	25,574,116
1,336,100	Toyota Tsusho Corp	37,324,045
1,370,200	Toyota Motor Corp	94,517,086
3,228,000	Ube Industries Ltd	5,698,269
2,025,800	UNY Co Ltd	11,347,440
317,098	West Japan Railway Co	18,805,059
7,394,300	Yamada Denki Co Ltd	31,034,598
413,000	Yokohama Rubber Co Ltd (The)	4,646,863

	Total Japan	2,627,130,869

	Malta — 0.0%
15,984,486	BGP Holdings Plc *	—

	Netherlands — 1.5%
2,320,113	Aegon NV	17,695,123
73,642	Boskalis Westminster	3,643,847
198,124	Corbion NV	3,841,659
116,106	Heineken NV	9,085,278
1,102,481	ING Groep NV	18,203,687
2,991,201	Koninklijke Ahold NV	60,761,570
179,900	Koninklijke DSM NV	10,650,212
6,155,691	Koninklijke KPN NV	22,315,986
695,271	Unilever NV	29,704,086
140,744	Wolters Kluwer NV	4,374,885

	Total Netherlands	180,276,333

	New Zealand — 0.2%
1,344,074	Chorus Ltd *	3,016,724
520,154	Fletcher Building Ltd	3,225,771

Shares	Description	Value ($)
	New Zealand — continued
9,846,237	Spark New Zealand Ltd	19,281,728

	Total New Zealand	25,524,223

	Norway — 1.7%
288,481	Orkla ASA	2,262,475
5,558,391	Statoil ASA	103,778,498
2,117,908	Telenor ASA	47,950,323
1,009,448	Yara International ASA	50,860,366

	Total Norway	204,851,662

	Portugal — 0.3%
10,353,704	EDP – Energias de Portugal SA	40,391,711

	Singapore — 0.5%
7,890,360	Ezra Holdings Ltd *	2,278,834
67,476,500	Golden Agri-Resources Ltd	20,974,425
24,943,200	Noble Group Ltd	14,683,960
19,156,200	Yangzijiang Shipbuilding Holdings Ltd	20,515,550

	Total Singapore	58,452,769

	Spain — 4.5%
117,874	Acciona SA *	9,032,614
631,383	ACS Actividades de Construccion y Servicios SA	20,340,468
783,157	Enagas	22,508,996
398,379	Endesa SA	7,444,701
1,541,189	Gas Natural SDG SA	37,883,202
15,860,547	Iberdrola SA	109,610,219
1,177,971	Indra Sistemas SA	11,406,950
47,226	Red Electrica Corp SA	3,969,662
4,264,545	Repsol SA	81,180,390
17,628,108	Telefonica SA	249,867,030

	Total Spain	553,244,232

	Sweden — 1.6%
5,771,186	Ericsson LM – B Shares	64,958,042
1,471,067	Sandvik AB	17,735,195
255,839	Securitas AB – B Shares	3,479,376
884,493	Skanska AB – B Shares	18,433,582
1,272,434	Tele2 AB – B Shares	14,980,573
12,030,701	TeliaSonera AB	70,990,673
767,433	Volvo AB – B Shares	9,976,647

	Total Sweden	200,554,088

	Switzerland — 2.1%
3,301,971	ABB Ltd (Registered) *	72,402,466
274,421	Holcim Ltd (Registered) *	21,666,373
1,564,401	Nestle SA (Registered)	121,205,141
46,196	Swisscom AG (Registered)	26,779,589
48,810	Zurich Insurance Group AG *	15,580,327

	Total Switzerland	257,633,896

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — 25.0%
701,943	Amlin Plc	5,239,312
5,556,294	AstraZeneca Plc	374,191,015
2,050,534	Aviva Plc	16,447,309
5,006,516	BAE Systems Plc	39,493,298
6,732,327	Balfour Beatty Plc	25,643,715
2,277,103	BG Group Plc	39,691,103
68,688,221	BP Plc	475,304,049
2,428,538	British American Tobacco Plc	134,140,421
8,553,018	BT Group Plc	58,498,260
506,231	Bunzl Plc	14,696,590
999,284	Cairn Energy Plc *	2,596,989
1,120,812	Carillion Plc	5,684,695
18,867,628	Centrica Plc	79,941,214
2,847,002	Cobham Plc	12,893,817
1,625,583	Compass Group Plc	28,470,408
5,044,715	Debenhams Plc	7,315,750
2,773,379	Dixons Carphone Plc	20,199,774
1,705,029	Drax Group Plc	10,313,925
9,854,190	FirstGroup Plc *	17,139,807
10,768,870	GlaxoSmithKline Plc	239,275,909
247,293	Halfords Group Plc	1,821,455
5,303,646	Home Retail Group Plc	12,783,932
530,058	Imperial Tobacco Group Plc	27,333,865
1,576,505	Inchcape Plc	20,377,970
520,756	Intermediate Capital Group Plc	4,767,472
4,439,862	J Sainsbury Plc	17,132,548
5,162,655	Kingfisher Plc	29,291,476
8,318,512	Man Group Plc	22,730,978
4,540,715	Marks & Spencer Group Plc	40,508,219
104,237	Micro Focus International Plc	2,114,482
155,252	Mitie Group Plc	735,724
144,872	National Express Group Plc	690,528
2,087,255	Pearson Plc	41,771,496
1,061,826	Reckitt Benckiser Group Plc	95,899,434
11,090,648	Royal Dutch Shell Plc A Shares (London)	330,594,861
6,972,185	Royal Dutch Shell Plc B Shares (London)	210,969,789
2,018,730	RSA Insurance Group Plc	13,336,767
659,216	Sage Group Plc (The)	5,732,712
1,516,159	Scottish & Southern Energy Plc	38,610,176
28,806,333	Tesco Plc	93,925,353
8,882,707	Thomas Cook Group Plc *	19,610,356
1,487,135	Unilever Plc	65,780,397
77,095,362	Vodafone Group Plc	301,364,993
10,885,129	William Morrison Supermarket Plc	28,487,562
1,159,504	WPP Plc	27,394,673

	Total United Kingdom	3,060,944,578

	TOTAL COMMON STOCKS (COST $11,498,167,674)	11,781,972,549

	Shares / Par Value	Description	Value ($)
		PREFERRED STOCKS — 1.3%

		Germany — 1.3%
	856,638	Porsche Automobil Holding SE	75,757,654
	344,437	Volkswagen AG	83,704,431

		Total Germany	159,462,085

		TOTAL PREFERRED STOCKS (COST $160,685,866)	159,462,085

		MUTUAL FUNDS — 1.8%

		United States — 1.8%
		Affiliated Issuers
	8,885,320	GMO U.S. Treasury Fund	222,133,000

		TOTAL MUTUAL FUNDS (COST $222,133,000)	222,133,000

		SHORT-TERM INVESTMENTS — 0.1%

		Time Deposits — 0.1%
GBP	1,053,968	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 0.08%, due 06/01/15	1,610,885
JPY	25,466,280	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.01%, due 06/01/15	205,183
USD	3,844,453	Barclays (London) Time Deposit, 0.06%, due 06/01/15	3,844,453
NOK	7,504,489	BNP Paribas (Paris) Time Deposit, 0.43%, due 06/01/15	965,673
AUD	195	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.25%, due 06/01/15	149
CAD	112	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 06/01/15	90
SEK	16,061,298	DnB Nor Bank (Oslo) Time Deposit, (0.40)%, due 06/01/15	1,883,692
SGD	1,053,595	HSBC Bank (London) Time Deposit, 0.10%, due 06/01/15	781,541
EUR	2,334,138	Nordea Bank Norge ASA (Oslo) Time Deposit, (0.21)%, due 06/01/15	2,563,584

		Total Time Deposits	11,855,250

		TOTAL SHORT-TERM INVESTMENTS (COST $11,855,250)	11,855,250

		TOTAL INVESTMENTS — 99.6% (Cost $11,892,841,790)	12,175,422,884
		Other Assets and Liabilities (net) — 0.4%	48,483,136

		TOTAL NET ASSETS — 100.0%	$12,223,906,020

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Notes to Schedule of Investments:

REIT	- Real Estate Investment Trust

*	Non-income producing security.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.5%

	Australia — 0.7%
518,419	BlueScope Steel Ltd	1,381,577
149,902	JB Hi–Fi Ltd	2,497,004
659,163	Stockland (REIT)	2,177,025
600,262	TABCORP Holdings Ltd	2,301,762
168,291	Woodside Petroleum Ltd	4,694,411

	Total Australia	13,051,779

	Austria — 0.4%
109,484	OMV AG	3,106,406
93,516	Voestalpine AG	3,888,111

	Total Austria	6,994,517

	Belgium — 0.9%
86,863	Ageas	3,250,977
148,239	Belgacom SA	5,147,198
106,479	Delhaize Group *	9,504,544

	Total Belgium	17,902,719

	Canada — 2.1%
82,000	Canadian Natural Resources Ltd	2,530,685
87,200	Cenovus Energy Inc	1,438,842
18,300	Imperial Oil Ltd	717,814
556,600	Suncor Energy Inc	16,269,226
83,372	Valeant Pharmaceuticals International Inc *	19,906,733

	Total Canada	40,863,300

	Denmark — 0.6%
4,480	AP Moeller – Maersk A/S – Class B	8,635,179
33,729	Carlsberg A/S	3,097,162

	Total Denmark	11,732,341

	Finland — 0.7%
270,708	Fortum Oyj	5,150,390
443,078	Nokia Oyj	3,241,870
259,572	UPM–Kymmene Oyj	4,664,844

	Total Finland	13,057,104

	France — 16.5%
114,264	AXA SA	2,871,031
46,703	BNP Paribas	2,813,079
124,163	Bouygues SA	4,883,379
47,308	Carrefour SA *	1,603,769
27,516	Casino Guichard-Perrachon SA	2,156,486
7,066	Christian Dior SE	1,415,004
92,388	Cie Generale des Etablissements Michelin – Class B	9,885,018
21,549	CNP Assurances	356,200
175,233	Compagnie de Saint-Gobain	8,150,484
100,849	Danone SA	6,928,028

Shares	Description	Value ($)
	France — continued
120,889	Electricite de France	2,969,263
995,344	GDF Suez	20,063,635
724	Hermes International	282,652
32,496	Lafarge SA	2,289,576
15,458	LVMH Moet Hennessy Louis Vuitton SE	2,746,056
1,479,409	Orange SA	23,321,349
81,841	Peugeot SA *	1,703,498
528,114	Renault SA	54,672,641
26,824	Rexel SA	491,313
345,723	Sanofi	34,046,957
189,414	Schneider Electric SE	14,279,973
58,367	Societe Generale	2,719,561
32,685	Suez Environnement Co	629,687
1,785,764	Total SA	90,119,400
150,508	Veolia Environnement SA	3,133,164
77,244	Vinci SA	4,579,739
956,750	Vivendi SA	24,310,102

	Total France	323,421,044

	Germany — 9.4%
17,147	Allianz SE (Registered)	2,695,787
48,322	Aurubis AG	3,005,258
464,641	BASF SE	43,106,920
128,215	Bayerische Motoren Werke AG	14,204,846
320,486	Daimler AG (Registered)	30,059,932
81,508	Deutsche Bank AG (Registered)	2,458,351
270,030	Deutsche Lufthansa AG (Registered) *	3,806,361
1,301,140	Deutsche Telekom AG (Registered)	22,445,536
29,594	Duerr AG	3,029,751
1,077,031	E.ON AG	15,848,572
40,017	Fresenius SE & Co KGaA	2,552,720
22,700	Fresenius Medical Care AG & Co	1,944,269
21,331	HeidelbergCement AG	1,732,604
88,737	K+S AG (Registered)	2,895,119
112,782	Metro AG	3,927,778
13,819	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2,553,537
70,207	ProSiebenSat.1 Media AG (Registered)	3,362,191
372,983	RWE AG	8,720,551
115,871	Siemens AG (Registered)	12,209,108
14,567	Volkswagen AG	3,516,150

	Total Germany	184,075,341

	Hong Kong — 0.9%
141,000	Cheung Kong Property Holding Ltd *	856,513
141,000	CK Hutchison Holdings Ltd	2,191,217
1,840,000	Esprit Holdings Ltd	1,839,095
122,000	Hongkong Land Holdings Ltd	1,049,989
191,392	Sun Hung Kai Properties Ltd	3,231,750
217,500	Swire Pacific Ltd	2,910,576

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — continued
342,000	Wharf Holdings Ltd (The)	2,355,149
3,738,000	Xinyi Glass Holdings Ltd	2,247,168
166,500	Yue Yuen Industrial Holdings	572,695

	Total Hong Kong	17,254,152

	Ireland — 0.2%
136,411	CRH Plc	3,820,796

	Israel — 1.0%
1,338,741	Bezeq Israeli Telecommunication Corp Ltd	2,239,745
205,500	Check Point Software Technologies Ltd *	17,409,960
139,681	Partner Communications Co Ltd *	334,565

	Total Israel	19,984,270

	Italy — 4.4%
4,704,406	Enel SPA	22,866,888
1,855,813	ENI SPA	33,442,884
388,733	Fiat Chrysler Automobiles NV *	6,218,294
234,776	Finmeccanica SPA *	3,121,288
547,224	Mediaset SPA	2,642,365
198,961	Snam Rete Gas SPA	985,457
8,394,453	Telecom Italia SPA *	10,324,379
6,641,024	Telecom Italia SPA-Di RISP *	6,574,263

	Total Italy	86,175,818

	Japan — 18.2%
251,500	Aeon Co Ltd	3,353,210
73,700	Aisin Seiki Co Ltd	3,387,841
423,000	Asahi Glass Co Ltd	2,754,645
392,000	Asahi Kasei Corp	3,467,596
31,100	Bridgestone Corp	1,290,799
308,400	Canon Inc	10,642,344
22,100	Central Japan Railway Co	3,829,990
193,700	Chubu Electric Power Co Inc	2,919,770
62,100	Daihatsu Motor Co Ltd	905,518
7,500	Daiichi Sankyo Co Ltd	141,096
23,201	Daito Trust Construction Co Ltd	2,574,627
108,900	FujiFilm Holdings Corp	4,143,894
195,100	Hakuhodo DY Holdings Inc	2,100,095
259,674	Haseko Corp	3,019,332
457,500	Honda Motor Co Ltd	15,731,173
527,100	Inpex Corp	6,465,985
1,068,700	Itochu Corp	14,363,577
271,100	Japan Tobacco, Inc	9,838,219
131,900	JFE Holdings Inc	3,204,780
754,230	JX Holdings Inc	3,325,513
104,720	K’s Holdings Corp	3,923,429
981,000	Kawasaki Kisen Kaisha Ltd	2,476,655
373,124	KDDI Corp	8,399,278
638,000	Kobe Steel Ltd	1,191,062

Shares	Description	Value ($)
	Japan — continued
82,600	Komatsu Ltd	1,736,398
409,814	Kyocera Corp	22,238,584
505,900	Leopalace21 Corp *	2,911,922
1,060,400	Marubeni Corp	6,188,621
12,194	Medipal Holdings Corp	188,048
542,900	Mitsubishi Chemical Holdings Corp	3,405,010
927,400	Mitsubishi Corp	20,714,320
1,034,000	Mitsui & Co Ltd	14,460,258
169,500	Nippon Light Metal Co Ltd	297,297
829,000	Nippon Steel & Sumitomo Metal Corp	2,269,552
310,700	Nippon Telegraph & Telephone Corp	21,487,892
886,000	Nippon Yusen Kabushiki Kaisha	2,666,889
55,008	Nipro Corp	528,685
6,104,800	Nissan Motor Co Ltd	63,403,510
29,600	Nitori Holdings Co Ltd	2,272,341
68,897	North Pacific Bank Ltd	288,774
717,400	NTT Docomo Inc	12,890,635
625,000	Osaka Gas Co Ltd	2,496,543
28,300	Otsuka Holdings Co Ltd	883,063
435,900	Resona Holdings Inc	2,485,658
310,700	Ricoh Co Ltd	3,228,113
19,448	Ryohin Keikaku Co Ltd	3,288,621
159,400	Sekisui House Ltd	2,653,016
1,620,000	Sojitz Corp	4,028,464
740,200	Sumitomo Corp	8,779,653
210,000	Sumitomo Metal Mining Co Ltd	3,230,398
122,400	Takeda Pharmaceutical Co Ltd	5,937,878
576,800	Tokyo Electric Power Co Inc (The) *	3,280,896
67,000	TonenGeneral Sekiyu KK	631,609
202,200	Toyota Tsusho Corp	5,648,471
219,900	Toyota Motor Corp	15,168,813
51,100	West Japan Railway Co	3,030,415

	Total Japan	356,170,775

	Malta — 0.0%
15,998,662	BGP Holdings Plc *	—

	Netherlands — 1.8%
268,298	Aegon NV	2,046,265
11,179	Boskalis Westminster	553,143
16,414	Heineken NV	1,284,393
236,330	ING Groep NV	3,902,178
599,056	Koninklijke Ahold NV	12,168,886
41,799	Koninklijke DSM NV	2,474,531
803,432	Koninklijke KPN NV	2,912,651
382,522	PostNL NV *	1,734,222
934,497	SNS REAAL NV * (a)	—
103,447	Unilever NV	4,419,570
28,280	Wereldhave NV (REIT)	1,709,766
56,740	Wolters Kluwer NV	1,763,706

	Total Netherlands	34,969,311

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	New Zealand — 0.2%
285,275	Chorus Ltd *	640,289
383,900	Fletcher Building Ltd	2,380,783
953,461	Spark New Zealand Ltd	1,867,147

	Total New Zealand	4,888,219

	Norway — 1.6%
828,078	Statoil ASA	15,460,714
343,322	Telenor ASA	7,772,954
178,270	Yara International ASA	8,982,015

	Total Norway	32,215,683

	Portugal — 0.3%
1,716,103	EDP-Energias de Portugal SA	6,694,835

	Singapore — 0.2%
897,440	Ezra Holdings Ltd *	259,192
9,581,000	Golden Agri-Resources Ltd	2,978,162
272,000	Yangzijiang Shipbuilding Holdings Ltd	291,302

	Total Singapore	3,528,656

	Spain — 4.5%
83,858	ACS Actividades de Construccion y Servicios SA	2,701,547
92,376	Enagas	2,655,012
64,706	Endesa SA	1,209,192
237,384	Gas Natural SDG SA	5,835,018
2,650,594	Iberdrola SA	18,317,918
9,153	Red Electrica Corp SA	769,371
748,984	Repsol YPF SA	14,257,749
2,976,682	Telefonica SA	42,192,542

	Total Spain	87,938,349

	Sweden — 1.4%
959,988	Ericsson LM – Class B	10,805,221
229,337	Sandvik AB	2,764,889
30,750	Skanska AB – B Shares	640,856
1,985,706	TeliaSonera AB	11,717,239
120,035	Volvo AB – Class B	1,560,458

	Total Sweden	27,488,663

	Switzerland — 2.1%
647,818	ABB Ltd (Registered) *	14,204,734
65,533	Holcim Ltd (Registered) *	5,174,030
193,799	Nestle SA (Registered)	15,014,970
6,181	Swisscom AG (Registered)	3,583,095
8,491	Zurich Insurance Group AG *	2,710,358

	Total Switzerland	40,687,187

	United Kingdom — 27.4%
1,006,046	AstraZeneca Plc	67,752,601
1,048,469	BAE Systems Plc	8,270,721

Shares	Description	Value ($)
	United Kingdom — continued
506,656	BG Group Plc	8,831,281
12,343,106	BP Plc	85,410,980
440,491	British American Tobacco Plc	24,330,543
1,702,587	BT Group Plc	11,644,822
103,813	Bunzl Plc	3,013,836
3,451,637	Centrica Plc	14,624,417
369,901	Compass Group Plc	6,478,434
435,970	Dixons Carphone Plc	3,175,367
230,590	Drax Group Plc	1,394,866
1,970,096	GlaxoSmithKline Plc	43,774,000
661,383	Home Retail Group Plc	1,594,200
349,651	HSBC Holdings Plc	3,321,955
82,498	Imperial Tobacco Group Plc	4,254,231
498,868	J Sainsbury Plc	1,925,033
979,816	Kingfisher Plc	5,559,205
644,913	Marks & Spencer Group Plc	5,753,340
161,685	National Grid Plc	2,315,151
21,726	Next Plc	2,498,891
324,545	Pearson Plc	6,495,004
249,933	Reckitt Benckiser Group Plc	22,572,845
1,801,364	Royal Dutch Shell Plc A Shares (London)	53,695,842
1,080,382	Royal Dutch Shell Plc B Shares (London)	32,691,038
107,736	Sage Group Plc (The)	936,900
220,768	Scottish & Southern Energy Plc	5,622,030
174,053	Standard Chartered Plc	2,784,664
417,464	Standard Life Plc	3,117,935
6,425,995	Tesco Plc	20,952,471
288,942	Unilever Plc	12,780,763
14,460,746	Vodafone Group Plc	56,526,910
110,791	WH Smith Plc	2,625,998
1,608,560	WM Morrison Supermarket Plc	4,209,776
270,646	WPP Plc	6,394,336

	Total United Kingdom	537,330,386

	TOTAL COMMON STOCKS (COST $1,839,918,140)	1,870,245,245

	PREFERRED STOCKS — 1.5%

	Germany — 1.5%
159,907	Porsche Automobil Holding SE	14,141,539
61,343	Volkswagen AG	14,907,460

	Total Germany	29,048,999

	TOTAL PREFERRED STOCKS (COST $28,330,384)	29,048,999

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares / Par Value		Description	Value ($)
		MUTUAL FUNDS — 2.3%

		United States — 2.3%
		Affiliated Issuers
	1,798,800	GMO U.S. Treasury Fund	44,970,000

		TOTAL MUTUAL FUNDS (COST $44,970,000)	44,970,000

		SHORT-TERM INVESTMENTS — 0.2%

		Time Deposits — 0.2%
GBP	148,565	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 0.08%, due 06/01/15	227,066
USD	3,615,309	Barclays (London) Time Deposit, 0.06%, due 06/01/15	3,615,309
NOK	1,118,021	BNP Paribas (Paris) Time Deposit, 0.43%, due 06/01/15	143,866
AUD	30	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.25%, due 06/01/15	23
CAD	20	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 06/01/15	16
HKD	1,988	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 06/01/15	257
NZD	22	Brown Brothers Harriman (Grand Cayman) Time Deposit, 2.65%, due 06/01/15	16
SGD	14,960	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 06/01/15	11,097
EUR	367,070	Nordea Bank Norge ASA (Oslo) Time Deposit, (0.21)%, due 06/01/15	403,153

		Total Time Deposits	4,400,803

		TOTAL SHORT-TERM INVESTMENTS (COST $4,400,803)	4,400,803

		TOTAL INVESTMENTS — 99.5% (Cost $1,917,619,327)	1,948,665,047
		Other Assets and Liabilities (net) — 0.5%	9,298,811

		TOTAL NET ASSETS — 100.0%	$1,957,963,858

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

NOK - Norwegian Krone

NZD - New Zealand Dollar

SGD - Singapore Dollar

USD - United States Dollar

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.4%

	Australia — 0.6%
620,005	Beach Energy Ltd	519,245
96,569	Downer Edi Ltd	377,938
220,360	Myer Holdings Ltd	252,053
121,930	TABCORP Holdings Ltd	467,552

	Total Australia	1,616,788

	Austria — 0.4%
3,925	Flughafen Wien AG	353,082
1,761,602	Immofinanz AG (Entitlement Shares) *	—
8,144	Oesterreichische Post AG	401,907
10,340	RHI AG	279,853

	Total Austria	1,034,842

	Belgium — 0.9%
21,298	bpost SA	614,783
5,391	Delhaize Group *	481,212
9,095	GIMV NV	431,208
1,741	Tessenderlo Chemie NV – STRIP VVPR *	15
24,070	Umicore SA	1,182,052

	Total Belgium	2,709,270

	Brazil — 0.0%
2,900	Cia de Saneamento de Minas Gerais-COPASA	14,344

	Canada — 3.4%
10,200	ARC Resources Ltd	186,841
58,300	Baytex Energy Corp	991,981
39,000	Blackberry Ltd *	382,913
88,700	Bonavista Energy Corp	562,042
260,100	Canadian Oil Sands Ltd	2,275,561
15,100	Dorel Industries Inc – Class B	407,613
59,900	Enerplus Corp	578,963
33,600	MEG Energy Corp *	540,367
162,500	Pacific Rubiales Energy Corp	787,934
135,000	Pengrowth Energy Corp	361,491
255,300	Penn West Petroleum Ltd	502,963
30,000	Peyto Exploration & Development Corp	813,204
39,200	Raging River Exploration Inc *	282,116
25,700	Vermilion Energy Inc	1,102,934

	Total Canada	9,776,923

	China — 3.2%
345,500	Agile Property Holdings Ltd	264,515
2,708,000	Bosideng International Holdings Ltd	425,168
1,132,000	China BlueChemical Ltd – Class H *	501,465
998,000	China Communications Services Corp Ltd – Class H	548,708
425,000	China Lesso Group Holdings Ltd	405,805

Shares	Description	Value ($)
	China — continued
586,000	China Shanshui Cement Group Ltd *	475,381
426,000	Dah Chong Hong Holdings Ltd	254,042
295,000	Digital China Holdings Ltd *	530,663
2,663,000	GOME Electrical Appliances Holding Ltd	699,675
390,000	Harbin Power Equipment Co Ltd	328,649
1,272,000	Hengdeli Holdings Ltd	259,142
1,078,000	Huabao International Holdings Ltd	1,026,086
479,000	Kingboard Chemical Holdings Ltd	933,823
417,000	Kingboard Laminates Holdings Ltd	211,823
410,000	Real Nutriceutical Group Ltd	148,918
87,000	Shanghai Industrial Holdings Ltd	334,024
176,500	Shenzhen International Holdings Ltd	314,216
1,236,173	Shenzhen Investment Ltd	668,353
602,000	Sichuan Expressway Co Ltd – Class H	309,512
534,000	Skyworth Digital Holdings Ltd	508,626

	Total China	9,148,594

	Denmark — 0.6%
9,038	D/S Norden A/S *	202,201
13,906	FLSmidth & Co A/S	689,720
35,845	H Lundbeck A/S *	698,943
15,347	TDC A/S	114,612

	Total Denmark	1,705,476

	Finland — 2.1%
13,244	Cargotec Oyj Class B	505,866
31,303	Elisa Oyj	961,145
32,395	Kesko Oyj – Class B	1,213,947
31,996	Metso Oyj	923,180
13,555	Neste Oil Oyj	343,845
23,476	Nokian Renkaat Oyj	757,511
15,796	Orion Oyj – Class B	528,804
29,328	Tieto Oyj	672,007
35,292	YIT Oyj	255,108

	Total Finland	6,161,413

	France — 4.7%
37,213	Air France – KLM *	307,899
3,698	Casino Guichard-Perrachon SA	289,820
62,239	CGG SA *	418,662
16,901	Eiffage SA	985,352
40,987	Havas SA	335,197
10,554	Imerys SA	789,081
10,260	IPSOS	274,240
31,341	Lagardere SCA	948,143
29,469	M6-Metropole Television	561,244
18,345	Neopost SA	870,637
17,106	Peugeot SA *	356,057
20,548	Rallye SA	658,180
116,526	Rexel SA	2,134,312

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	France — continued
8,956	Seb SA	794,059
40,886	Societe Television Francaise 1	688,774
721,002	Solocal Group *	359,677
18,256	Suez Environnement Co	351,708
3,173	Teleperformance	233,519
48,724	UbiSoft Entertainment SA *	878,502
39,790	Vallourec SA	983,373
21,912	Veolia Environnement SA	456,148

	Total France	13,674,584

	Germany — 5.7%
8,068	Aurubis AG	501,768
23,372	Axel Springer SE	1,274,950
7,245	Bechtle AG	532,841
21,564	Bilfinger SE	916,329
7,203	DMG Mori Seiki AG	253,147
41,463	Freenet AG	1,365,703
3,783	Hannover Rueck SE	368,004
87,066	K+S AG (Registered)	2,840,601
52,123	Kloeckner & Co SE	455,552
14,030	Leoni AG	915,900
4,179	MTU Aero Engines Holding AG	399,153
14,972	Osram Licht AG	790,155
7,178	ProSiebenSat.1 Media AG (Registered)	343,752
22,674	Rheinmetall AG	1,193,941
26,491	Rhoen-Klinikum AG	738,683
18,709	Salzgitter AG	680,020
37,279	Software AG	1,053,790
18,165	Stada Arzneimittel AG	631,344
56,800	Suedzucker AG	887,225
11,641	Wincor Nixdorf AG	434,813

	Total Germany	16,577,671

	Greece — 0.2%
111,009	Alapis Holding Industrial and Commercial SA *	4,999
51,055	Motor Oil (Hellas) Corinth Refineries SA	461,655

	Total Greece	466,654

	Hong Kong — 1.0%
75,000	Kerry Properties Ltd	312,281
259,000	Kowloon Development Co Ltd	344,443
92,000	Luk Fook Holdings International Ltd	294,271
268,000	Man Wah Holdings Ltd	302,617
636,000	PCCW Ltd	397,265
352,000	Texwinca Holdings Ltd	341,269
732,000	Xinyi Glass Holdings Ltd	440,055
99,500	Yue Yuen Industrial Holdings	342,242

	Total Hong Kong	2,774,443

Shares	Description	Value ($)
	Hungary — 0.1%
250,360	Magyar Telekom Telecommunications Plc *	370,129

	India — 0.1%
137,608	Jindal Steel & Power Ltd	256,273

	Indonesia — 0.1%
4,054,600	Adaro Energy Tbk PT	263,073
42,939,000	Bakrie & Brothers Tbk PT *	19,482

	Total Indonesia	282,555

	Ireland — 0.5%
50,333	Smurfit Kappa Group Plc	1,482,116

	Israel — 0.3%
204,721	Bezeq Israeli Telecommunication Corp Ltd	342,503
314,762	Israel Discount Bank Ltd – Class A *	560,013

	Total Israel	902,516

	Italy — 3.8%
668,959	A2A SPA	834,707
29,529	Ansaldo STS SPA	305,039
46,280	Astaldi SPA	403,838
25,201	Autostrada Torino-Milano SPA	342,840
31,172	Buzzi Unicem SPA	477,977
44,430	Cementir SPA	293,259
37,372	Danieli & Co SPA – RSP	599,536
100,527	Finmeccanica SPA *	1,336,481
198,285	Hera SPA	524,089
442,465	Iren SPA	637,694
65,873	Italcementi SPA-Di RISP	449,647
6,198	Italmobiliare SPA	197,541
388,847	Mediaset SPA	1,877,614
45,389	Prysmian SPA	1,026,625
45,375	Recordati SPA	954,615
64,240	Societa Iniziative Autostradali e Servizi SPA	704,779

	Total Italy	10,966,281

	Japan — 22.7%
30,900	Accordia Golf Co Ltd	286,388
7,950	Adastria Holdings Co Ltd	226,546
34,800	Alfresa Holdings Corp	531,519
18,200	Alpen Co Ltd	285,355
18,300	Aoyama Trading Co Ltd	696,215
50,000	Asatsu-DK Inc	1,269,388
17,000	Benesse Corp	444,160
42,100	BIC Camera Inc	417,759
63,500	Brother Industries Ltd	989,545
51,000	Calsonic Kansei Corp	381,938
31,700	Chiba Kogyo Bank Ltd (The)	242,395
12,100	Cocokara fine Inc	333,135
40,200	Daicel Chemical Industries Ltd	521,031

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
34,700	Daihatsu Motor Co Ltd	505,982
20,800	Daiichikosho Co Ltd	681,534
66,200	DCM Holdings Co Ltd	604,995
28,800	Dena Co Ltd	613,396
147,000	Denki Kagaku Kogyo K K	665,248
242,000	DIC Corp	691,237
11,600	Electric Power Development Co Ltd	401,817
18,700	FamilyMart Co Ltd	783,569
10,200	Fuji Media Holdings Inc	138,746
14,400	Fuji Soft Inc	293,585
142,000	Furukawa Electric Co Ltd (The)	274,514
96,800	Futaba Industrial Co Ltd	459,575
194,000	Godo Steel Ltd	372,907
47,300	Gulliver International Co Ltd	388,331
190,000	Gunze Ltd	507,922
42,102	Hakuhodo DY Holdings Inc	453,194
183,000	Hanwa Co Ltd	812,779
13,800	Heiwa Corp	266,832
32,300	Hitachi Chemical Co Ltd	636,702
20,700	Hitachi Construction Machinery Co Ltd	376,484
335,000	Ishihara Sangyo Kaisha Ltd *	343,844
43,700	IT Holdings Corp	848,785
42,900	Itochu Enex Co Ltd	344,239
17,100	Japan Petroleum Exploration Co	570,515
35,400	JSR Corp	642,505
26,200	J Front Retailing Co Ltd	460,449
19,000	K’s Holdings Corp	711,852
59,500	Kamei Corp	516,829
93,000	Kaneka Corp	677,718
380,000	Kanematsu Corp	685,013
259,000	Kawasaki Kisen Kaisha Ltd	653,877
403,000	Kobe Steel Ltd	752,348
58,900	Kohnan Shoji Co Ltd	670,967
11,400	Komeri Co Ltd	262,924
39,700	Konaka Co Ltd	237,428
59,400	Konica Minolta Holdings Inc	743,827
159,000	Krosaki Harima Corp	337,320
180,000	Kurabo Industries Ltd	378,682
83,300	Kuraray Co Ltd	1,089,587
17,400	Kurita Water Industries Ltd	416,010
28,800	Maruha Nichiro Corp	434,908
44,900	Medipal Holdings Corp	692,418
16,100	Miraca Holdings Inc	775,357
47,200	Misawa Homes Co Ltd	427,284
203,000	Mitsubishi Steel Manufacturing Co Ltd	456,913
126,000	Mitsui Chemicals Inc	409,497
317,000	Mitsui Engineering & Shipbuilding Co Ltd	568,405
166,000	Mitsui Mining & Smelting Co Ltd	450,122
153,000	Mitsui OSK Lines Ltd	523,472
160,000	Morinaga Milk Industry Co Ltd	553,887
22,500	Namura Shipbuilding Co Ltd	179,407

Shares	Description	Value ($)
	Japan — continued
32,100	Nexon Co Ltd	431,955
48,300	NHK Spring Co Ltd	565,180
73,000	Nichias Corp	455,355
357,400	Nippon Coke & Engineering Co Ltd	338,728
284,500	Nippon Light Metal Co Ltd	499,002
37,900	Nippon Paper Industries Co Ltd	668,801
15,000	Nippon Shokubai Co Ltd	206,642
70,000	Nippon Soda Co Ltd	419,640
66,000	Nippon Steel & Sumikin Texeng	377,852
32,000	Nippon Synthetic Chemical Industry Co Ltd	232,415
137,000	Nippon Electric Glass Co Ltd	724,287
72,000	Nippon Flour Mills Co Ltd	395,265
256,000	Nippon Yusen Kabushiki Kaisha	770,568
43,900	Nipro Corp	421,925
33,400	Nissan Shatai Co Ltd	465,572
21,100	Nissan Chemical Industries Ltd	457,443
23,700	Nisshin Steel Co Ltd	305,416
48,400	Nisshin Seifun Group Inc	601,484
16,900	NOK Corp	556,235
132,000	OJI Paper Co Ltd	585,295
19,650	Okinawa Electric Power Co	507,687
186,700	Orient Corp *	324,054
1,000	Osaka Steel Co Ltd	18,624
76,000	Press Kogyo Co Ltd	336,874
3,800	Round One Corp	18,073
175,000	Ryobi Ltd	697,276
4,600	Sankyo Co Ltd	169,740
66,000	Sankyu Inc	350,552
14,800	Sega Sammy Holdings Inc	213,578
10,000	Shimamura Co Ltd	1,073,818
31,000	ShinMaywa Industries Ltd	313,861
31,100	Showa Corp	325,305
481,000	Showa Denko KK	672,806
49,700	Showa Shell Sekiyu KK	463,761
47,400	Sodick Co Ltd	411,185
711,200	Sojitz Corp	1,768,545
157,000	Sumitomo Heavy Industries Ltd	1,027,032
52,200	Sumitomo Rubber Industries Ltd	917,816
54,900	Sumitomo Forestry Co Ltd	713,779
24,000	Suzuken Co Ltd	779,198
51,000	Takashimaya Co Ltd	489,393
21,100	Toho Holdings Co Ltd	443,469
187,000	Tokuyama Corp *	399,472
94,400	Tokyo Electric Power Co Inc *	536,957
125,000	Toppan Printing Co Ltd	1,055,097
147,000	Topy Industries Ltd	391,059
69,000	Toshiba TEC Corp	365,819
139,000	Tosoh Corp	828,432
32,000	Toyo Tire & Rubber Co Ltd	709,653
20,800	Toyoda Gosei Co Ltd	515,257
10,000	Toyo Suisan Kaisha Ltd	346,527

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
17,400	TS Tech Co Ltd	501,024
22,000	Tsumura & Co	479,597
44,400	T–Gaia Corp	615,327
433,000	Ube Industries Ltd	764,359
99,600	UNY Co Ltd	557,906
17,000	Xebio Co Ltd	334,762
356,400	Yamada Denki Co Ltd	1,495,845
64,000	Yokohama Rubber Co Ltd (The)	720,095
26,000	Zeon Corp	242,425

	Total Japan	65,746,211

	Netherlands — 2.1%
21,409	Aalberts Industries NV	661,193
13,572	Arcadis NV	384,838
11,597	ASM International NV	566,335
17,042	Boskalis Westminster	843,248
15,556	Koninklijke Ten Cate NV	339,061
90,108	Koninklijke BAM Groep NV *	352,237
266,286	PostNL NV *	1,207,248
195,126	SNS REAAL NV * (a)	—
88,711	TNT Express NV	747,243
58,092	TomTom NV *	647,051
13,312	Wolters Kluwer NV	413,790

	Total Netherlands	6,162,244

	Norway — 0.5%
29,024	Fred Olsen Energy ASA *	221,375
54,803	Petroleum Geo-Services ASA	336,170
66,603	Storebrand ASA *	238,717
33,756	Subsea 7 SA	353,562
14,739	TGS Nopec Geophysical Co ASA	371,605

	Total Norway	1,521,429

	Philippines — 0.1%
1,255,300	Lopez Holding Corp	211,008

	Poland — 0.4%
26,607	Asseco Poland SA	426,540
30,419	Grupa Lotos SA *	245,253
286,182	Tauron Polska Energia SA	363,775

	Total Poland	1,035,568

	Portugal — 0.4%
38,598	CTT-Correios de Portugal SA	389,354
69,485	Portucel Empresa Produtora de Pasta e Papel SA	287,872
287,038	Sonae	377,328

	Total Portugal	1,054,554

Shares	Description	Value ($)
	Russia — 0.4%
40,867	Severstal PAO GDR (Registered Shares)	494,544
19,757	Tatneft Sponsored ADR	661,995

	Total Russia	1,156,539

	Singapore — 0.2%
278,500	Ho Bee Land Ltd	464,642
260,000	Yangzijiang Shipbuilding Holdings Ltd	278,450

	Total Singapore	743,092

	South Africa — 0.7%
233,723	Aveng Ltd *	164,975
18,705	Barloworld Ltd	151,441
97,523	Gold Fields Ltd	335,776
67,042	Lewis Group Ltd	541,611
114,471	Telkom South Africa Ltd *	653,987
27,558	Truworths International Ltd	196,906

	Total South Africa	2,044,696

	South Korea — 2.0%
9,756	BNK Financial Group Inc	138,000
6,258	Daelim Industrial Co Ltd	440,199
40	Dongwon Industries Co Ltd	11,368
11,937	Hanwha Corp	463,641
1,683	Hyundai Department Store Co Ltd	231,802
8,601	Kolon Industries Inc	516,725
11,750	LF Corp	329,657
19,237	LG International Corp	723,783
3,921	LS Corp	173,656
318	Namyang Dairy Products Co Ltd	214,789
4,131	SeAH Steel Corp	272,728
3,986	Shinsegae Co Ltd	872,482
4,287	SK Gas Co Ltd	436,046
43,572	SK Networks Co Ltd	323,799
22,335	Sungwoo Hitech Co Ltd	205,928
281	Taekwang Industrial Co Ltd	312,555

	Total South Korea	5,667,158

	Spain — 1.3%
9,675	Acciona SA *	741,390
12,183	ACS Actividades de Construccion y Servicios SA	392,484
6,150	Corp Financiera Alba SA	288,145
31,534	Ebro Puleva SA	594,141
14,954	Enagas	429,798
73,046	Indra Sistemas SA	707,345
26,755	Mediaset Espana Comunicacion SA	336,340
19,092	Obrascon Huarte Lain SA	358,130

	Total Spain	3,847,773

	Sweden — 4.3%
122,025	ASecuritas AB – B Shares	1,659,524
24,032	Axfood AB	368,288

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Sweden — continued
16,398	Betsson AB *	245,249
5,466	Betsson AB (Redemption Shares) *	7,629
15,429	BillerudKorsnas AB	261,571
44,550	Getinge AB – Class B	1,078,254
25,992	Holmen AB – Class B	779,044
139,220	Husqvarna AB – Class B	1,060,273
13,366	Intrum Justitia AB	408,670
14,654	JM AB	415,278
24,136	Lundin Petroleum AB *	380,800
32,407	Meda AB	464,220
17,727	Modern Times Group AB – Class B	562,274
28,688	NCC AB – Class B	892,756
86,934	Peab AB	667,479
30,668	SAAB AB – Class B	790,536
73,797	SSAB Svenskt Stal AB Series A *	417,699
128,867	Tele2 AB – B Shares	1,517,172
20,571	Trelleborg AB – B Shares	401,363

	Total Sweden	12,378,079

	Switzerland — 0.2%
54	Fischer (George) AG (Registered)	40,930
49	Helvetia Patria Holding AG (Registered)	27,453
309	Sulzer AG	33,966
1,752	Swiss Life Holding AG (Registered) *	420,395

	Total Switzerland	522,744

	Taiwan — 1.6%
520,612	Acer Inc *	310,071
206,250	Coretronic Corp	265,065
240,530	Kenda Rubber Industrial Co Ltd	419,125
411,000	Lite-On Technology Corp	526,149
175,000	Micro-Star International Co Ltd	198,528
190,000	Powertech Technology Inc	403,817
430,000	ProMOS Technologies Inc * (a) (b)	—
76,000	Simplo Technology Co Ltd	348,919
164,000	Synnex Technology International Corp	242,877
179,000	Tripod Technology Corp	331,120
392,000	Unimicron Technology Corp	212,994
1,174,000	Wistron Corp	960,322
262,000	WPG Holdings Co Ltd	336,920

	Total Taiwan	4,555,907

	Thailand — 0.1%
481,400	Banpu Pcl (Foreign Registered)	378,433

	Turkey — 0.4%
739,512	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS – Class D *	449,660
244,876	Tekfen Holding AS *	431,169
148,427	Turkiye Sise ve Cam Fabrikalari AS	198,469

	Total Turkey	1,079,298

Shares	Description	Value ($)
	United Kingdom — 32.2%
33,776	3i Group Plc	291,112
15,732	Admiral Group Plc	358,445
7,039	Aggreko Plc	173,420
26,555	Amec Foster Wheeler Plc	386,443
66,667	Amlin Plc	497,603
83,214	Ashmore Group Plc	422,060
38,112	Atkins WS Plc	853,423
7,138	AVEVA Group Plc	211,736
447,351	Balfour Beatty Plc	1,703,979
115,458	BBA Aviation Plc	579,860
105,393	Beazley Plc	479,487
42,860	Bellway Plc	1,541,021
52,656	Berkeley Group Holdings Plc (Unit Shares)	2,494,015
8,750	Betfair Group Plc	356,733
25,247	Bodycote Plc	287,313
32,651	Bovis Homes Group Plc	546,411
45,990	Britvic Plc	515,523
568,875	Cable & Wireless Communications Plc	588,044
345,124	Cairn Energy Plc *	896,926
75,554	Cape Plc	290,345
289,776	Carillion Plc	1,469,727
593,440	Centamin Plc	634,847
15,900	Close Brothers Group Plc	389,633
421,165	Cobham Plc	1,907,419
71,119	Crest Nicholson Holdings Plc	582,089
26,759	Croda International Plc	1,195,794
98,555	Dairy Crest Group Plc	773,403
56,298	Davis Service Group (Ordinary)	874,785
29,303	DCC Plc	2,331,601
832,429	Debenhams Plc	1,207,173
7,663	Derwent London Plc	417,150
66,151	Direct Line Insurance Group Plc	341,062
132,589	Drax Group Plc	802,047
317,613	DS Smith Plc	1,725,793
205,745	Electrocomponents Plc	754,657
419,196	Enterprise Inns Plc *	830,097
38,173	Essentra Plc	584,246
272,650	Evraz Plc	703,199
630,679	FirstGroup Plc *	1,096,967
20,831	Galliford Try Plc	526,615
21,667	Go-Ahead Group Plc	880,005
76,062	Greencore Group Plc	383,091
83,207	Greene King Plc	1,043,588
44,881	Greggs Plc	814,505
150,036	Halfords Group Plc	1,105,101
100,997	Halma Plc	1,180,022
156,596	Hays Plc	387,530
702,005	Home Retail Group Plc	1,692,116
27,387	Homeserve Plc	181,329
52,210	ICAP Plc	442,118
71,009	IMI Plc	1,351,541

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
223,586	Inchcape Plc	2,890,082
204,496	Informa Plc	1,816,544
45,958	Inmarsat Plc	698,292
39,786	Intermediate Capital Group Plc	364,237
73,547	Interserve Plc	698,109
14,291	Intertek Group Plc	547,335
34,605	John Wood Group Plc	388,866
47,501	Jupiter Fund Management Plc	340,290
93,955	KAZ Minerals Plc *	362,269
29,817	Keller Group Plc	486,026
633,256	Ladbrokes Plc	1,162,195
34,364	Lancashire Holdings Ltd	339,744
39,011	LG Group Holdings Plc	466,803
144,102	Man Group Plc	393,770
402,250	Marston’s Plc	1,026,211
53,914	Meggitt Plc	420,129
97,044	Melrose Industries Plc	394,134
74,135	Micro Focus International Plc	1,503,853
232,053	Mitie Group Plc	1,099,676
269,022	National Express Group Plc	1,282,286
199,433	Ophir Energy Plc *	399,889
123,434	Pace Plc	778,918
55,954	Paragon Group of Cos Plc (The)	376,505
79,184	Pennon Group Plc	1,033,273
14,879	Persimmon Plc	447,409
25,377	Petrofac Ltd	351,247
87,119	Playtech Ltd	1,106,257
102,391	Premier Farnell Plc	299,081
548,257	Premier Foods Plc *	349,065
345,254	Premier Oil Plc *	862,878
8,161	Provident Financial Plc	374,288
137,755	Qinetiq Group Plc	499,520
325,558	Rentokil Initial Plc	732,233
28,031	Restaurant Group Plc	295,922
164,511	Rexam Plc	1,404,619
316,740	Rotork Plc	1,226,166
48,656	RSA Insurance Group Plc	321,447
50,877	Segro Plc (REIT)	331,394
116,067	Senior Plc	569,018
743,674	Serco Group Plc	1,562,640
153,023	SIG Plc	469,835
53,942	Spectris Plc	1,928,318
22,020	Spirax-Sarco Engineering Plc	1,172,658
337,854	Spirit Pub Co Plc *	590,779
135,212	Stagecoach Group Plc	836,254
180,178	TalkTalk Telecom Group Plc	1,104,849
218,765	Tate & Lyle Plc	1,946,962
368,034	Thomas Cook Group Plc *	812,509
184,744	Trinity Mirror Plc	443,130
14,417	TUI AG	255,941
53,120	Tullett Prebon Plc	321,542

Shares	Description	Value ($)
	United Kingdom — continued
284,706	Tullow Oil Plc	1,719,364
159,215	UBM Plc	1,354,834
47,026	UDG Healthcare Plc	380,764
21,280	Ultra Electronics Holdings Plc	595,603
110,144	Vesuvius Plc	753,628
27,088	Victrex Plc	865,239
26,194	Weir Group Plc	811,227
75,901	WH Smith Plc	1,799,026
440,603	William Hill Plc	2,835,642
49,965	William Morrison Supermarket Plc	130,764

	Total United Kingdom	93,214,637

	United States — 0.1%
7,249	XL Group Plc	273,142

	TOTAL COMMON STOCKS (COST $270,356,232)	281,513,384

	PREFERRED STOCKS — 0.3%

	Brazil — 0.0%
4,100	Banco do Estado do Rio Grande do Sul SA – Class B	12,842

	Germany — 0.3%
2,208	Draegerwerk AG & Co	242,996
10,292	Jungheinrich AG	705,944

	Total Germany	948,940

	TOTAL PREFERRED STOCKS (COST $682,002)	961,782

	RIGHTS/WARRANTS — 0.0%

	Italy — 0.0%
104,590	Unipol Gruppo Finanziario SPA Expires 06/03/15	—

	Malaysia — 0.0%
11,833	Coastal Contracts Warrants, Expires 07/18/16 *	1,452

	TOTAL RIGHTS/WARRANTS (COST $1)	1,452

	MUTUAL FUNDS — 1.5%

	United States — 1.5%
	Affiliated Issuers
169,048	GMO U.S. Treasury Fund	4,226,207

	TOTAL MUTUAL FUNDS (COST $4,226,207)	4,226,207

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 0.4%

		Time Deposits — 0.4%
GBP	173,981	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 0.08%, due 06/01/15	265,913
JPY	4,035,640	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.01%, due 06/01/15	32,515
CAD	15,729	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 06/01/15	12,648
NOK	28,781	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.43%, due 06/01/15	3,703
ZAR	840	Brown Brothers Harriman (Grand Cayman) Time Deposit, 5.80%, due 06/01/15	69
SGD	28,225	HSBC Bank (London) Time Deposit, 0.10%, due 06/01/15	20,937
USD	511,441	JPMorgan Chase (New York) Time Deposit, 0.06%, due 06/01/15	511,441
EUR	128,941	Nordea Bank Norge ASA (Oslo) Time Deposit, (0.21)%, due 06/01/15	141,616
SEK	1,792,370	Skandinaviska Enskilda Banken, AB (Stockholm) Time Deposit, (0.40)%, due 06/01/15	210,212

		Total Time Deposits	1,199,054

		TOTAL SHORT-TERM INVESTMENTS (COST $1,199,054)	1,199,054

		TOTAL INVESTMENTS — 99.6% (Cost $276,463,496)	287,901,879
		Other Assets and Liabilities (net) — 0.4%	1,126,056

		TOTAL NET ASSETS — 100.0%	$289,027,935

Notes to Schedule of Investments:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)	Bankrupt issuer.

Currency Abbreviations:

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.9%

	Capital Goods — 8.0%
1,491,989	3M Co.	237,345,610
364,288	Alfa Laval AB	6,881,661
1,471,316	Danaher Corp.	127,003,997
264,300	Dover Corp.	19,928,220
1,544,031	Emerson Electric Co.	93,120,509
462,000	Honeywell International, Inc.	48,140,400
1,006,002	Illinois Tool Works, Inc.	94,393,168
269,300	Precision Castparts Corp.	56,991,959
278,571	Rockwell Automation, Inc.	34,233,590
236,300	United Technologies Corp.	27,687,271
130,300	WW Grainger, Inc.	31,314,999

	Total Capital Goods	777,041,384

	Consumer Durables & Apparel — 2.6%
305,473	Burberry Group Plc	7,932,763
342,928	LVMH Moet Hennessy Louis Vuitton SE	60,919,879
1,162,841	Nike, Inc. – Class B	118,226,045
42,666	Swatch Group AG *	16,962,852
725,500	VF Corp.	51,096,965

	Total Consumer Durables & Apparel	255,138,504

	Consumer Services — 1.5%
4,010,483	Compass Group Plc	70,239,419
788,900	McDonald’s Corp.	75,679,177

	Total Consumer Services	145,918,596

	Energy — 0.5%
466,870	Chevron Corp.	48,087,610

	Food & Staples Retailing — 3.1%
553,200	Costco Wholesale Corp.	78,880,788
546,800	CVS Caremark Corp.	55,981,384
2,253,000	Wal-Mart Stores, Inc.	167,330,310

	Total Food & Staples Retailing	302,192,482

	Food, Beverage & Tobacco — 14.5%
3,587,957	British American Tobacco Plc	198,180,889
8,733,100	Coca-Cola Co. (The)	357,707,776
2,803,050	Nestle SA (Registered)	217,171,874
862,111	PepsiCo, Inc.	83,133,364
3,546,717	Philip Morris International, Inc.	294,625,781
371,200	Reynolds American, Inc.	28,489,600
2,623,415	Unilever NV	112,080,237
2,723,044	Unilever Plc	120,448,318

	Total Food, Beverage & Tobacco	1,411,837,839

	Health Care Equipment & Services — 13.2%
2,995,205	Abbott Laboratories	145,566,963
85,200	Anthem, Inc.	14,300,820
439,700	Becton, Dickinson and Co.	61,782,247

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
35,000	CR Bard, Inc.	5,961,200
3,648,189	Express Scripts Holding Co. *	317,903,189
27,300	Henry Schein, Inc. *	3,867,591
375,100	Humana, Inc.	80,515,215
55,300	Intuitive Surgical, Inc. *	26,972,575
3,003,756	Medtronic Plc	229,246,658
567,000	St Jude Medical, Inc.	41,816,250
806,500	Stryker Corp.	77,528,845
1,965,905	UnitedHealth Group, Inc.	236,321,440
335,967	Zimmer Holdings, Inc.	38,330,475

	Total Health Care Equipment & Services	1,280,113,468

	Household & Personal Products — 7.6%
291,853	Church & Dwight Co., Inc.	24,506,897
1,992,599	Colgate-Palmolive Co.	133,085,687
228,400	Estee Lauder Cos , Inc. (The) – Class A	19,969,012
5,377,900	Procter & Gamble Co. (The)	421,573,581
1,576,014	Reckitt Benckiser Group Plc	142,338,579

	Total Household & Personal Products	741,473,756

	Materials — 1.5%
257,944	Johnson Matthey Plc	13,831,028
907,080	Monsanto Co.	106,110,218
56,311	Syngenta AG (Registered)	25,623,570

	Total Materials	145,564,816

	Pharmaceuticals, Biotechnology & Life Sciences — 10.1%
5,254,422	AstraZeneca Plc	353,861,208
157,400	Biogen, Inc. *	62,486,226
277,200	Eli Lilly & Co.	21,871,080
4,552,600	Johnson & Johnson	455,897,364
503,797	Novartis AG (Registered)	51,705,442
1,027,000	Pfizer, Inc.	35,688,250

	Total Pharmaceuticals, Biotechnology & Life Sciences	981,509,570

	Retailing — 1.0%
501,429	Bed Bath & Beyond, Inc. *	35,761,916
303,200	Genuine Parts Co.	27,430,504
56,000	Ross Stores, Inc.	5,413,520
453,678	TJX Cos, Inc. (The)	29,207,790
12,200	TripAdvisor, Inc. *	930,372

	Total Retailing	98,744,102

	Semiconductors & Semiconductor Equipment — 0.8%
669,165	Analog Devices, Inc.	45,476,453
126,300	Linear Technology Corp.	6,043,455
520,800	Xilinx, Inc.	24,696,336

	Total Semiconductors & Semiconductor Equipment	76,216,244

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Software & Services — 19.9%
1,400,804	Accenture Plc – Class A	134,533,216
418,500	Citrix Systems, Inc. *	27,206,685
1,291,600	Cognizant Technology Solutions Corp. – Class A *	83,592,352
1,547,423	eBay, Inc. *	94,949,875
541,117	Google, Inc. – Class A *	295,081,922
178,487	Google, Inc. – Class C *	94,974,718
783,970	International Business Machines Corp.	133,000,511
501,300	Intuit, Inc.	52,210,395
577,500	MasterCard, Inc. – Class A	53,280,150
8,404,100	Microsoft Corp.	393,816,126
10,126,988	Oracle Corp.	440,422,708
585,900	Paychex, Inc.	28,949,319
889,579	Sage Group Plc (The)	7,736,003
391,235	SAP SE	29,046,893
1,687,200	Teradata Corp. *	65,699,568

	Total Software & Services	1,934,500,441

	Technology Hardware & Equipment — 12.8%
452,700	Amphenol Corp. – Class A	25,826,535
2,869,626	Apple, Inc.	373,854,875
11,200,037	Cisco Systems, Inc.	328,273,084
3,369,000	EMC Corp.	88,739,460
4,051,189	Qualcomm, Inc.	282,286,850
118,693	Samsung Electronics Co., Ltd.	139,627,395

	Total Technology Hardware & Equipment	1,238,608,199

	Telecommunication Services — 1.8%
3,395,100	KDDI Corp.	76,425,979
5,122,699	NTT Docomo, Inc.	92,047,368

	Total Telecommunication Services	168,473,347

	TOTAL COMMON STOCKS (COST $8,423,809,669)	9,605,420,358

	PREFERRED STOCKS — 0.3%

	Technology Hardware & Equipment — 0.3%
28,004	Samsung Electronics Co., Ltd.	27,183,315

	TOTAL PREFERRED STOCKS (COST $25,173,879)	27,183,315

	MUTUAL FUNDS — 0.8%

	Affiliated Issuers — 0.8%
3,231,200	GMO U.S. Treasury Fund	80,780,000

	TOTAL MUTUAL FUNDS (COST $80,780,000)	80,780,000

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
13,342,387	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (a)	13,342,387

	TOTAL SHORT-TERM INVESTMENTS (COST $13,342,387)	13,342,387

	TOTAL INVESTMENTS — 100.1% (Cost $8,543,105,935)	9,726,726,060
	Other Assets and Liabilities (net) — (0.1%)	(8,989,837)

	TOTAL NET ASSETS — 100.0%	$9,717,736,223

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2015. Note: Yield rounds to 0.00%.

Country Summary*	% of Investments
United States	81.6%
United Kingdom	9.5
Switzerland	3.2
Japan	1.8
South Korea	1.7
Netherlands	1.2
France	0.6
Germany	0.3
Sweden	0.1

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.5%

	Australia — 5.8%
123,663	Beach Energy Ltd	103,566
200,111	BHP Billiton Ltd	4,462,485
89,510	Origin Energy Ltd	905,732
30,465	Rio Tinto Ltd	1,346,013
69,871	Santos Ltd	438,358
129,082	South32 Ltd *	213,072
200,111	South32 Ltd *	335,059
86,839	Woodside Petroleum Ltd	2,422,340
15,663	WorleyParsons Ltd	129,632

	Total Australia	10,356,257

	Austria — 0.7%
1,206	ANDRITZ AG	74,517
32,369	OMV AG	918,410
14,780	Verbund AG	236,784

	Total Austria	1,229,711

	Brazil — 0.5%
32,000	Cosan SA Industria e Comercio	252,682
6,100	QGEP Participacoes SA	14,741
1,800	Sao Martinho SA	20,128
1,500	Tractebel Energia SA	15,936
94,400	Vale SA	594,018

	Total Brazil	897,505

	Canada — 1.7%
9,900	Advantage Oil & Gas Ltd *	60,024
9,400	ARC Resources Ltd	172,187
32,600	Bankers Petroleum Ltd *	79,691
17,300	Bonavista Energy Corp	109,621
2,000	Bonterra Energy Corp	55,516
39,200	Encana Corp	496,777
15,800	Enerplus Corp	152,715
3,500	Freehold Royalties Ltd	49,590
51,200	Lightstream Resources Ltd	44,464
24,400	Lundin Mining Corp *	110,463
61,400	Pacific Rubiales Energy Corp	297,718
9,800	Parex Resources Inc *	80,222
33,100	Pengrowth Energy Corp	88,632
72,700	Penn West Petroleum Ltd	143,225
3,700	Peyto Exploration & Development Corp	100,295
8,300	Raging River Exploration Inc *	59,734
46,500	Teck Resources Ltd – Class B	541,054
15,900	Total Energy Services Inc	186,796
10,000	TransGlobe Energy Corp	40,206
5,200	Vermilion Energy Inc	223,162

	Total Canada	3,092,092

	Chile — 0.6%
685,321	Empresa Nacional de Electricidad SA	1,025,212

Shares	Description	Value ($)
	China — 7.1%
786,000	Anton Oilfield Services Group	183,922
2,111,000	Asian Citrus Holdings Ltd *	337,975
450,000	China Longyuan Power Group Corp – Class H *	552,254
702,000	China Oilfield Services Ltd – Class H	1,294,058
574,000	China Rare Earth Holdings Ltd *	116,615
5,704,000	CNOOC Ltd	8,879,186
172,000	First Tractor Co Ltd – Class H	158,254
1,241,000	Honghua Group Ltd *	156,560
1,108,000	Minmetals Resources Ltd *	437,517
2,800,000	Sinofert Holdings Ltd *	720,131

	Total China	12,836,472

	Colombia — 0.6%
1,464,639	Ecopetrol SA *	1,050,304

	Czech Republic — 1.0%
72,703	CEZ AS	1,809,527

	Denmark — 0.1%
2,931	FLSmidth & Co A/S	145,374

	France — 5.8%
45,607	CGG SA *	306,784
17,882	Electricite de France	439,216
8,104	Etablissements Maurel et Prom *	63,426
20,780	Technip SA	1,369,381
163,500	Total SA	8,251,102

	Total France	10,429,909

	Germany — 0.5%
29,772	K+S AG (Registered)	971,336

	Greece — 0.1%
14,500	Mytilineos Holdings SA *	94,009

	Hungary — 0.5%
16,528	MOL Hungarian Oil and Gas Plc	863,907

	India — 2.1%
40,968	Aban Offshore Ltd	250,175
186,741	Cairn India Ltd	563,612
29,533	Coromandel International Ltd	109,149
103,921	Jain Irrigation Systems Ltd	109,061
266,729	Jaiprakash Power Ventures Ltd *	30,648
305,453	Oil & Natural Gas Corp Ltd	1,562,400
37,974	Oil India Ltd	277,583
103,567	UPL Ltd	864,063

	Total India	3,766,691

	Indonesia — 0.2%
142,500	Astra Agro Lestari Tbk PT	266,637
2,236,700	Elnusa Tbk PT	94,486

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Indonesia — continued
289,600	Medco Energi Internasional Tbk PT	57,985

	Total Indonesia	419,108

	Israel — 0.1%
19,795	Israel Chemicals Ltd	141,543

	Italy — 5.4%
32,831	CNH Industrial NV	292,812
429,350	ENI SPA	7,737,149
76,509	Saipem SPA *	972,973
49,716	Tenaris SA	718,472

	Total Italy	9,721,406

	Japan — 8.6%
2,400	Asahi Holdings Inc	42,779
164,500	Inpex Corp	2,017,937
249,100	Itochu Corp	3,347,962
3,900	Japan Petroleum Exploration Co	130,117
3,200	Kurita Water Industries Ltd	76,508
278,900	Marubeni Corp	1,627,694
152,800	Mitsubishi Corp	3,412,927
160,300	Mitsui & Co Ltd	2,241,760
46,000	Nittetsu Mining Co Ltd	201,939
19,700	Shinko Plantech Co Ltd	164,475
166,200	Sumitomo Corp	1,971,330
17,000	Sumitomo Metal Mining Co Ltd	261,508

	Total Japan	15,496,936

	Malaysia — 1.0%
699,400	Bumi Armada Bhd	241,979
241,900	Icon Offshore Bhd *	31,625
170,200	IOI Corp Berhad	185,145
1,631,000	KNM Group Berhad *	239,821
21,200	Kuala Lumpur Kepong Bhd	119,839
475,600	Perisai Petroleum Teknologi Bhd *	55,517
376,000	SapuraKencana Petroleum Bhd	269,399
248,900	Sime Darby Bhd	564,583

	Total Malaysia	1,707,908

	Netherlands — 0.3%
18,470	Fugro NV *	488,491
6,746	SBM Offshore NV *	89,748

	Total Netherlands	578,239

	New Zealand — 0.0%
32,890	Meridian Energy Ltd	53,901

	Norway — 5.0%
42,781	Akastor ASA *	74,168
15,171	Aker Solutions ASA	89,055
71,607	Austevoll Seafood ASA	404,994
130,886	BW Offshore Ltd	101,127

Shares	Description	Value ($)
	Norway — continued
14,992	Det Norske Oljeselskap ASA *	98,236
15,480	Fred Olsen Energy ASA *	118,071
66,452	Petroleum Geo-Services ASA	407,626
55,873	ProSafe SE	211,788
12,659	Salmar ASA	204,689
202,581	Statoil ASA	3,782,309
83,128	Subsea 7 SA	870,688
36,720	TGS Nopec Geophysical Co ASA	925,799
31,828	Yara International ASA	1,603,633

	Total Norway	8,892,183

	Philippines — 0.1%
1,265,100	Energy Development Corp	224,034

	Poland — 0.9%
30,048	KGHM Polska Miedz SA	923,976
452,769	Polskie Gornictwo Naftowe i Gazownictwo SA	767,541

	Total Poland	1,691,517

	Portugal — 0.1%
20,512	Galp Energia SGPS SA	241,465

	Qatar — 0.0%
430	Gulf International Services QSC	9,085

	Russia — 12.5%
1,521,691	Gazprom OAO Sponsored ADR	8,171,208
176,962	Lukoil OAO Sponsored ADR	8,494,281
489,861	Rosneft OJSC GDR (Registered)	2,242,919
86,406	Tatneft Sponsored ADR	2,895,191
129,733	Uralkali PJSC *	346,297
22,551	Uralkali PJSC Sponsored GDR (Registered Shares)	307,306

	Total Russia	22,457,202

	Singapore — 0.2%
402,700	Golden Agri-Resources Ltd	125,175
252,000	Indofood Agri Resources Ltd	138,975
217,500	Swiber Holdings Ltd *	30,579

	Total Singapore	294,729

	South Africa — 4.3%
21,892	African Rainbow Minerals Ltd	176,611
17,742	Anglo American Platinum Ltd *	421,975
14,174	Assore Ltd	130,032
88,058	Impala Platinum Holdings Ltd *	444,712
75,310	Northam Platinum Ltd *	300,772
167,771	Sasol Ltd	5,934,267
35,381	Tongaat Hulett Ltd	385,142

	Total South Africa	7,793,511

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	South Korea — 0.4%
1,129	Korea Zinc Co Ltd	509,513
7,444	Poongsan Corp	209,175

	Total South Korea	718,688

	Spain — 4.4%
42,178	Endesa SA	788,201
518,820	Iberdrola SA	3,585,499
177,287	Repsol YPF SA	3,374,857
2,479	Tecnicas Reunidas SA	123,321

	Total Spain	7,871,878

	Sweden — 0.6%
11,521	Boliden AB	247,385
70,668	Sandvik AB	851,974

	Total Sweden	1,099,359

	Switzerland — 1.2%
4,883	Syngenta AG (Registered)	2,221,946

	Taiwan — 0.1%
372,000	Sinon Corp	194,568

	Thailand — 2.7%
469,864	PTT Exploration & Production Pcl (Foreign Registered)	1,507,618
321,294	PTT Pcl (Foreign Registered)	3,311,603

	Total Thailand	4,819,221

	Turkey — 0.4%
179,978	Gubre Fabrikalari TAS *	480,075
242,564	Koza Anadolu Metal Madencilik Isletmeleri AS *	209,965

	Total Turkey	690,040

	United Kingdom — 18.1%
445,437	Afren Plc *	20,347
56,165	Amec Foster Wheeler Plc	817,345
69,978	Amerisur Resources Plc *	38,138
99,636	Anglo American Plc	1,561,224
224,638	BG Group Plc	3,915,558
129,082	BHP Billiton Plc	2,721,530
1,258,917	BP Plc	8,711,368
77,578	Cairn Energy Plc *	201,614
138,936	Enquest Plc *	113,572
383,409	Glencore Plc *	1,691,167
7,810	Hunting Plc	73,490
17,778	John Wood Group Plc	199,776
29,527	Lonmin Plc *	63,711
39,730	Ophir Energy Plc *	79,664
14,763	Petrofac Ltd	204,337
85,914	Premier Oil Plc *	214,721
74,874	Rio Tinto Plc	3,274,575

	Shares / Par Value	Description	Value ($)
		United Kingdom — continued
	164,976	Royal Dutch Shell Plc A Shares (London)	4,917,676
	93,792	Royal Dutch Shell Plc B Shares (London)	2,838,031
	11,454	Soco International Plc	32,434
	49,906	Tullow Oil Plc	301,387
	18,917	Weir Group Plc (The)	585,859

		Total United Kingdom	32,577,524

		United States — 3.8%
	1,600	Chevron Corp.	164,800
	1,800	ConocoPhillips	114,624
	1,300	Exxon Mobil Corp.	110,760
	70,200	Freeport-McMoRan, Inc.	1,379,430
	4,200	Marathon Oil Corp.	114,198
	35,900	Monsanto Co.	4,199,582
	3,000	Murphy Oil Corp.	130,380
	8,400	Oceaneering International, Inc.	426,720
	2,400	Toro Co. (The)	164,136

		Total United States	6,804,630

		TOTAL COMMON STOCKS (COST $189,162,679)	175,288,927

		PREFERRED STOCKS — 1.0%

		Brazil — 0.7%
	2,700	AES Tiete SA	14,405
	2,000	Companhia Energetica de Sao Paulo – Class B	12,422
	248,787	Vale SA	1,308,625

		Total Brazil	1,335,452

		Chile — 0.3%
	27,379	Sociedad Quimica y Minera de Chile SA	534,267

		TOTAL PREFERRED STOCKS (COST $3,382,289)	1,869,719

		MUTUAL FUNDS — 0.7%

		United States — 0.7%
		Affiliated Issuers
	47,256	GMO U.S. Treasury Fund	1,181,400

		TOTAL MUTUAL FUNDS (COST $1,181,400)	1,181,400

		SHORT-TERM INVESTMENTS — 0.5%

		Time Deposits — 0.5%
CAD	255	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 06/01/15	205
EUR	30,349	DnB Nor Bank (Oslo) Time Deposit, (0.21)%, due 06/01/15	33,333
GBP	6,649	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.08%, due 06/01/15	10,162

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

	Par Value	Description	Value ($)
		Time Deposits — continued
JPY	64,796	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 06/01/15	522
NOK	308,408	BNP Paribas (Paris) Time Deposit, 0.43%, due 06/01/15	39,686
USD	797,910	Standard Chartered Bank Ltd (Hong Kong) Time Deposit, 0.06%, due 06/01/15	797,910
ZAR	1,950	Brown Brothers Harriman (Grand Cayman) Time Deposit, 5.80%, due 06/01/15	161

		Total Time Deposits	881,979

		TOTAL SHORT-TERM INVESTMENTS (COST $881,979)	881,979

		TOTAL INVESTMENTS — 99.7% (Cost $194,608,347)	179,222,025
		Other Assets and Liabilities (net) — 0.3%	534,422

		TOTAL NET ASSETS — 100.0%	$179,756,447

Notes to Schedule of Investments:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

*	Non-income producing security.

Currency Abbreviations:

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

USD - United States Dollar

ZAR - South African Rand

GMO Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS

	U.S. Government — 99.2%
2,300,000	U.S. Treasury Bill, 0.01%, due 06/25/15 (a)	2,299,984
52,100,000	U.S. Treasury Bill, 0.00%, due 08/06/15 (a) (b)	52,100,000
53,525,000	U.S. Treasury Bill, 0.05%, due 11/12/15 (a) (c)	53,512,796
57,870,000	U.S. Treasury Bill, 0.01%, due 09/10/15 (a) (c)	57,868,380
60,000,000	U.S. Treasury Bill, 0.06%, due 12/10/15 (a) (c)	59,980,800
78,475,000	U.S. Treasury Bill, 0.03%, due 10/15/15 (a) (c)	78,466,839
50,000,000	U.S. Treasury Bill, 0.02%, due 09/17/15 (a)	49,997,350
68,000,000	U.S. Treasury Bill, 0.00%, due 07/23/15 (a) (b) (c)	67,999,524

	Total U.S. Government	422,225,673

Shares	Description	Value ($)
	Money Market Fund — 0.4%
1,771,249	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (d)	1,771,249

	TOTAL SHORT-TERM INVESTMENTS — 0.4% (Cost $423,907,131)	423,996,922

	TOTAL INVESTMENTS — 99.6% (Cost $423,907,131)	423,996,922
	Other Assets and Liabilities (net) — 0.4%	1,818,365

	TOTAL NET ASSETS — 100.0%	$425,815,287

A summary of outstanding financial instruments at May 31, 2015 is as follows:

Written Options

Index Options

Number of Contracts		Expiration Date	Descriptions	Premiums	Market Value
Put	7,012	06/19/2015	Euro STOXX 50, Strike 3,625	$9,670,954	$(8,332,658)
Put	671	06/19/2015	S&P 500 Index, Strike 2,120	2,033,429	(1,996,225)

				$11,704,383	$(10,328,883)

As of May 31, 2015, for the above contracts and /or agreements, the Fund and sufficient cash and /or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	The rate shown represents yield-to-maturity.

(b)	Rate rounds to 0.00%.

(c)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(d)	The rate disclosed is the 7 day net yield as of May 31, 2015. Note: Yield rounds to 0.00%.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.4%

	Australia — 0.6%
127,122	BlueScope Steel Ltd	338,778
17,103	CSL Ltd	1,218,602
8,509	Macquarie Group Ltd	528,763
20,772	Woodside Petroleum Ltd	579,427

	Total Australia	2,665,570

	Austria — 0.4%
88,088	Immofinanz AG (Entitlement Shares) *	—
23,089	OMV AG	655,108
20,331	Voestalpine AG	845,301

	Total Austria	1,500,409

	Belgium — 1.3%
26,968	Ageas	1,009,317
31,419	Belgacom SA	1,090,940
25,687	Delhaize Group *	2,292,877
16,400	KBC Groep NV	1,099,191

	Total Belgium	5,492,325

	Canada — 2.3%
19,900	Canadian Natural Resources Ltd	614,154
22,300	Cenovus Energy Inc	367,961
13,000	Magna International Inc – Class A	747,113
82,100	Suncor Energy Inc	2,399,755
23,100	Valeant Pharmaceuticals International Inc *	5,515,587

	Total Canada	9,644,570

	China — 2.8%
113,200	Alibaba Group Holding Ltd Sponsored ADR *	10,111,024
118,500	China Mobile Ltd	1,563,764

	Total China	11,674,788

	Denmark — 0.4%
785	AP Moeller – Maersk A/S – Class B	1,513,084

	Finland — 1.0%
59,834	Fortum Oyj	1,138,379
293,868	Nokia Oyj	2,150,145
47,303	UPM – Kymmene Oyj	850,096

	Total Finland	4,138,620

	France — 13.6%
110,511	Air France – KLM *	914,365
39,673	Bouygues SA	1,560,354
18,747	Carrefour SA *	635,534
23,275	Cie de Saint-Gobain	1,082,573
14,602	Cie Generale des Etablissements Michelin – Class B (Registered)	1,562,335
9,907	Danone SA	680,582
148,472	GDF Suez	2,992,823

Shares	Description	Value ($)
	France — continued
16,002	GDF Suez VVPR Strip *	18
3,790	LVMH Moet Hennessy Louis Vuitton SE	673,279
271,625	Orange SA	4,281,887
93,594	Peugeot SA *	1,948,133
103,766	Renault SA	10,742,304
62,138	Sanofi	6,119,378
27,969	Schneider Electric SA	2,108,590
296,628	Total SA	14,969,468
65,635	Veolia Environnement SA	1,366,341
16,404	Vinci SA	972,581
152,844	Vivendi SA	3,883,620

	Total France	56,494,165

	Germany — 8.5%
75,622	BASF SE	7,015,807
23,501	Bayerische Motoren Werke AG	2,603,659
63,936	Daimler AG (Registered)	5,996,867
39,507	Deutsche Lufthansa AG (Registered) *	556,893
245,877	Deutsche Telekom AG (Registered)	4,241,543
29,285	Deutsche Post AG (Registered)	884,985
13,366	Duerr AG	1,368,374
232,948	E.ON AG	3,427,843
18,703	Freenet AG	616,037
6,046	Hannover Rueck SE	588,145
18,519	K+S AG (Registered)	604,198
5,987	Leoni AG	390,840
4,974	Merck KGaA	532,962
20,478	Metro AG	713,173
3,351	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	619,213
59,883	RWE AG	1,400,098
26,680	Siemens AG (Registered)	2,811,221
4,172	Volkswagen AG	1,007,028

	Total Germany	35,378,886

	Ireland — 0.3%
29,838	CRH Plc	835,746
16,028	Smurfit Kappa Group Plc	471,963

	Total Ireland	1,307,709

	Israel — 1.2%
45,900	Check Point Software Technologies Ltd *	3,888,648
20,781	Teva Pharmaceutical Industries Ltd	1,255,979

	Total Israel	5,144,627

	Italy — 5.9%
747,890	A2A SPA	933,195
31,917	Azimut Holding SPA	907,201
3,603	Danieli & Co SPA – RSP	57,801
840,120	Enel SPA	4,083,604
318,759	ENI SPA	5,744,232
22,211	Exor SPA	1,107,083

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
135,201	Fiat Chrysler Automobiles NV *	2,162,717
192,080	Finmeccanica SPA *	2,553,656
278,930	Mediaset SPA	1,346,861
105,112	Mediolanum SPA	896,294
2,168,945	Telecom Italia SPA *	2,667,596
1,340,255	Telecom Italia SPA-Di RISP *	1,326,782
119,443	Unipol Gruppo Finanziario SPA *	647,522

	Total Italy	24,434,544

	Japan — 17.2%
5,200	Asatsu-DK Inc	132,016
17,300	Bridgestone Corp	718,033
54,600	Canon Inc	1,884,150
5,200	Central Japan Railway Co	901,174
16,500	Daito Trust Construction Co Ltd	1,831,014
23,000	FujiFilm Holdings Corp	875,203
66,000	Fuji Heavy Industries Ltd	2,477,635
54,000	Hanwa Co Ltd	239,836
124,400	Haseko Corp	1,446,448
82,900	Honda Motor Co Ltd	2,850,523
107,800	Inpex Corp	1,322,393
209,000	Itochu Corp	2,809,009
106,100	Japan Tobacco, Inc.	3,850,369
32,900	JFE Holdings Inc	799,373
122,500	JX Holdings Inc	540,121
14,760	K’s Holdings Corp	552,997
58,500	Kansai Electric Power Co Inc (The) *	647,272
16,900	Kao Corp	767,559
114,300	KDDI Corp.	2,572,972
80,900	Kyocera Corp	4,390,044
83,800	Leopalace21 Corp *	482,346
231,000	Marubeni Corp	1,348,144
44,000	Mazda Motor Corp	941,668
29,300	Medipal Holdings Corp	451,845
89,500	Mitsubishi Chemical Holdings Corp	561,334
151,900	Mitsubishi Corp	3,392,824
157,900	Mitsui & Co Ltd	2,208,196
120,000	Mitsui OSK Lines Ltd	410,566
13,500	Nagase & Co	181,013
63,100	Nippon Telegraph & Telephone Corp	4,363,972
72,000	Nippon Yusen Kabushiki Kaisha	216,722
1,143,300	Nissan Motor Co Ltd	11,874,137
9,200	Nitori Holdings Co Ltd	706,268
130,700	NTT Docomo Inc	2,348,489
92,200	Resona Holdings Inc	525,757
16,400	Ricoh Co Ltd	170,393
3,900	Ryohin Keikaku Co Ltd	659,483
2,200	Shimamura Co Ltd	236,240
309,200	Sojitz Corp	768,890
138,100	Sumitomo Corp	1,638,030
27,000	Sumitomo Metal Mining Co Ltd	415,337
6,820	Suzuken Co Ltd	221,422

Shares	Description	Value ($)
	Japan — continued
26,200	Takeda Pharmaceutical Co., Ltd	1,271,016
189,000	Tosoh Corp	1,126,429
52,200	Toyota Tsusho Corp	1,458,211
22,200	Toyota Motor Corp	1,531,367
30,660	USS Co Ltd	572,205

	Total Japan	71,690,445

	Malta — 0.0%
1,718,063	BGP Holdings Plc *	—

	Netherlands — 1.6%
153,722	Aegon NV	1,172,413
54,456	ING Groep NV	899,154
120,106	Koninklijke Ahold NV	2,439,765
252,293	Koninklijke KPN NV	914,628
29,534	Unilever NV	1,261,782

	Total Netherlands	6,687,742

	New Zealand — 0.1%
301,434	Spark New Zealand Ltd	590,293

	Norway — 1.4%
151,083	Statoil ASA	2,820,810
56,566	Telenor ASA	1,280,678
35,677	Yara International ASA	1,797,562

	Total Norway	5,899,050

	Portugal — 0.3%
300,686	EDP – Energias de Portugal SA	1,173,032

	Russia — 3.6%
236,346	Gazprom OAO Sponsored ADR	1,269,136
280,186	Lukoil OAO Sponsored ADR	13,449,094
7,652	Tatneft Sponsored ADR	256,394

	Total Russia	14,974,624

	Singapore — 0.3%
2,268,800	Golden Agri-Resources Ltd	705,235
145,670	Singapore Telecommunications Ltd	445,900

	Total Singapore	1,151,135

	South Korea — 1.2%
4,402	Samsung Electronics Co Ltd	5,178,403

	Spain — 4.4%
30,318	ACS Actividades de Construccion y Servicios SA	976,717
22,039	Enagas	633,431
36,771	Ferrovial SA	793,619
85,201	Gas Natural SDG SA	2,094,283
13,135	Grifols SA	523,991
531,538	Iberdrola SA	3,673,391

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Spain — continued
121,609	Repsol SA	2,314,963
507,439	Telefonica SA	7,192,620

	Total Spain	18,203,015

	Sweden — 0.9%
23,475	Swedbank AB – Class A	550,963
162,273	Telefonaktiebolaget LM Ericsson – B Shares	1,826,476
255,928	TeliaSonera AB	1,510,178

	Total Sweden	3,887,617

	Switzerland — 2.5%
133,190	ABB Ltd (Registered) *	2,920,463
9,568	Holcim Ltd (Registered) *	755,423
54,000	Nestle SA (Registered)	4,183,759
6,672	Novartis AG (Registered)	684,758
3,166	Swiss Life Holding AG (Registered) *	759,687
1,284	Swisscom AG (Registered)	744,328
1,507	Zurich Insurance Group AG *	481,040

	Total Switzerland	10,529,458

	Taiwan — 0.0%
252,000	Compal Electronics Inc	207,671

	United Kingdom — 22.6%
14,027	Associated British Foods Plc	650,932
185,087	AstraZeneca Plc	12,464,764
243,550	BAE Systems Plc	1,921,215
55,298	Balfour Beatty Plc	210,632
48,686	BG Group Plc	848,623
1,969,354	BP Plc	13,627,401
41,937	British American Tobacco Plc	2,316,392
223,963	BT Group Plc	1,531,792
25,821	Bunzl Plc	749,620
422,200	Centrica Plc	1,788,841
153,565	Cobham Plc	695,482
41,206	Compass Group Plc	721,681
16,893	Diageo Plc	468,793
50,056	Drax Group Plc	302,795
24,214	easyJet Plc	596,114
218,095	GlaxoSmithKline Plc	4,845,901
32,951	Halfords Group Plc	242,703
110,495	Home Retail Group Plc	266,338
31,010	Imperial Tobacco Group Plc	1,599,114
40,924	Inchcape Plc	528,985
46,960	Kingfisher Plc	266,438
282,467	Legal & General Group Plc	1,149,752
116,797	Marks & Spencer Group Plc	1,041,959
32,457	National Grid Plc	464,748
22,920	Next Plc	2,636,223
44,030	Pearson Plc	881,157
32,333	Prudential Plc	805,723
19,836	Reckitt Benckiser Group Plc	1,791,500

Shares / Par Value		Description	Value ($)
		United Kingdom — continued
	370,004	Royal Dutch Shell Plc A Shares (London)	11,029,240
	248,013	Royal Dutch Shell Plc B Shares (London)	7,504,570
	29,090	Scottish & Southern Energy Plc	740,800
	879,187	Tesco Plc	2,866,660
	437,692	Thomas Cook Group Plc *	966,293
	53,614	TUI AG	951,318
	61,479	Unilever Plc	2,719,399
	2,228,644	Vodafone Group Plc	8,711,747
	106,984	William Hill Plc	688,530
	255,205	William Morrison Supermarket Plc	667,899
	74,287	WPP Plc	1,755,119

		Total United Kingdom	94,017,193

		TOTAL COMMON STOCKS (COST $325,176,642)	393,578,975

		PREFERRED STOCKS — 2.8%

		Germany — 1.1%
	23,551	Porsche Automobil Holding SE	2,082,757
	10,891	Volkswagen AG	2,646,710

		Total Germany	4,729,467

		Russia — 1.0%
	5,575,719	Surgutneftegaz OJSC *	3,942,959

		South Korea — 0.7%
	3,020	Samsung Electronics Co Ltd	2,931,498

		TOTAL PREFERRED STOCKS (COST $10,803,332)	11,603,924

		RIGHTS/WARRANTS — 0.0%

		Italy — 0.0%
	119,443	Unipol Gruppo Finanziario SPA Expires 06/03/2015 *	—

		TOTAL RIGHTS/WARRANTS (COST $0)	—

		MUTUAL FUNDS — 1.8%

		United States — 1.8%
		Affiliated Issuers
	304,047	GMO U.S. Treasury Fund	7,601,170

		TOTAL MUTUAL FUNDS (COST $7,601,170)	7,601,170

		SHORT-TERM INVESTMENTS — 0.6%

		Time Deposits — 0.6%
GBP	21,999	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 0.08%, due 06/01/15	33,622

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		Time Deposits — continued
USD	2,108,288	Barclays (London) Time Deposit, 0.06%, due 06/01/15	2,108,288
NOK	203,985	BNP Paribas (Paris) Time Deposit, 0.43%, due 06/01/15	26,249
USD	106,388	JPMorgan Chase (New York) Time Deposit, 0.06%, due 06/01/15	106,388
EUR	106,174	Nordea Bank Norge ASA (Oslo) Time Deposit, (0.21)%, due 06/01/15	116,611

		Total Time Deposits	2,391,158

		TOTAL SHORT-TERM INVESTMENTS (COST $2,391,158)	2,391,158

		TOTAL INVESTMENTS — 99.6% (Cost $345,972,302)	415,175,227
		Other Assets and Liabilities (net) — 0.4%	1,619,974

		TOTAL NET ASSETS — 100.0%	$416,795,201

Notes to Schedule of Investments:

ADR - American Depositary Receipt

OJSC - Open Joint-Stock Company

*	Non-income producing security.

Currency Abbreviations:

EUR - Euro

GBP - British Pound

NOK - Norwegian Krone

USD - United States Dollar

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.0%

	Automobiles & Components — 0.0%
147,652	Gentex Corp.	2,536,661

	Banks — 1.4%
1,298,000	JPMorgan Chase & Co.	85,382,440

	Capital Goods — 7.7%
753,600	3M Co.	119,882,688
187,326	Ametek, Inc.	10,070,646
11,700	Applied Industrial Technologies, Inc.	495,729
24,400	Clarcor, Inc.	1,503,284
7,600	Cummins, Inc.	1,030,180
620,700	Danaher Corp.	53,578,824
75,965	Donaldson Co., Inc.	2,708,912
123,855	Dover Corp.	9,338,667
469,100	Emerson Electric Co.	28,291,421
183,713	Fastenal Co.	7,625,927
49,896	Flowserve Corp.	2,744,280
13,600	Fluor Corp.	764,592
18,065	General Dynamics Corp.	2,531,990
413,900	Honeywell International, Inc.	43,128,380
30,067	Hubbell, Inc. – Class B	3,248,138
361,111	Illinois Tool Works, Inc.	33,883,045
9,700	Lincoln Electric Holdings, Inc.	651,937
5,000	Middleby Corp. (The) *	543,500
12,200	MSC Industrial Direct Co., Inc. – Class A	846,314
80,408	Pall Corp.	10,005,972
11,600	Parker-Hannifin Corp.	1,396,988
136,700	Precision Castparts Corp.	28,929,821
117,905	Rockwell Automation, Inc.	14,489,345
27,157	Rockwell Collins, Inc.	2,585,075
58,900	Roper Technologies, Inc.	10,305,144
23,800	Snap-on, Inc.	3,698,520
17,600	Toro Co. (The)	1,203,664
193,900	United Technologies Corp.	22,719,263
4,100	Valmont Industries, Inc.	510,245
189,300	WABCO Holdings, Inc. *	23,931,306
57,400	Wabtec Corp.	5,757,220
60,000	WW Grainger, Inc.	14,419,800

	Total Capital Goods	462,820,817

	Commercial & Professional Services — 0.2%
84,900	Equifax, Inc.	8,518,017
8,650	Rollins, Inc.	214,693
14,800	Stericycle, Inc. *	2,032,040

	Total Commercial & Professional Services	10,764,750

	Consumer Durables & Apparel — 2.1%
198,765	Coach, Inc.	7,030,318
39,700	Fossil Group, Inc. *	2,819,097
56,100	Garmin Ltd.	2,551,428
73,400	Hasbro, Inc.	5,294,342

Shares	Description	Value ($)
	Consumer Durables & Apparel — continued
44,300	Lululemon Athletica, Inc. *	2,648,697
288,257	Mattel, Inc.	7,439,913
609,480	Nike, Inc. – Class B	61,965,832
42,316	Polaris Industries, Inc.	6,053,304
41,001	Ralph Lauren Corp.	5,346,530
25,600	Steven Madden Ltd. *	967,168
17,200	Tupperware Brands Corp.	1,130,728
39,400	Under Armour, Inc. – Class A *	3,089,354
314,200	VF Corp.	22,129,106

	Total Consumer Durables & Apparel	128,465,817

	Consumer Services — 1.0%
3,200	Buffalo Wild Wings, Inc. *	488,544
9,900	Chipotle Mexican Grill, Inc. *	6,093,648
24,000	Grand Canyon Education, Inc. *	1,025,040
535,300	McDonald’s Corp.	51,351,329
3,300	Panera Bread Co. – Class A *	600,600
55,286	Texas Roadhouse, Inc.	1,936,116

	Total Consumer Services	61,495,277

	Diversified Financials — 0.9%
714,500	American Express Co.	56,959,940

	Energy — 10.2%
209,100	Apache Corp.	12,512,544
2,545,544	Chevron Corp.	262,191,032
1,123,400	ConocoPhillips	71,538,112
116,700	Denbury Resources, Inc.	860,079
105,600	Devon Energy Corp.	6,887,232
2,243,800	Exxon Mobil Corp.	191,171,760
72,800	Hess Corp.	4,915,456
541,100	Marathon Oil Corp.	14,712,509
132,400	Murphy Oil Corp.	5,754,104
540,900	Occidental Petroleum Corp.	42,292,971

	Total Energy	612,835,799

	Food & Staples Retailing — 3.6%
322,700	Costco Wholesale Corp.	46,013,793
555,300	CVS Health Corp.	56,851,614
410,157	Sysco Corp.	15,241,434
14,100	United Natural Foods, Inc. *	945,687
1,335,078	Wal-Mart Stores, Inc.	99,156,243
16,026	Whole Foods Market, Inc.	660,913

	Total Food & Staples Retailing	218,869,684

	Food, Beverage & Tobacco — 7.9%
73,350	Brown-Forman Corp. – Class B	6,914,705
19,885	Campbell Soup Co.	961,241
4,861,600	Coca-Cola Co. (The)	199,131,136
9,400	General Mills, Inc.	527,810
103,300	Hershey Co. (The)	9,592,438
110,232	Hormel Foods Corp.	6,307,475

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Food, Beverage & Tobacco — continued
200	J&J Snack Foods Corp.	21,560
14,037	Lancaster Colony Corp.	1,252,662
106,600	McCormick & Co., Inc. (Non Voting)	8,368,100
81,400	Monster Beverage Corp. *	10,360,592
433,063	PepsiCo, Inc.	41,760,265
2,145,603	Philip Morris International, Inc.	178,235,241
200,850	Reynolds American, Inc.	15,415,237

	Total Food, Beverage & Tobacco	478,848,462

	Health Care Equipment & Services — 11.4%
1,455,900	Abbott Laboratories	70,756,740
64,500	AmerisourceBergen Corp.	7,260,120
37,298	Anthem, Inc.	6,260,469
8,109	Baxter International, Inc.	540,141
170,700	Becton Dickinson and Co.	23,985,057
195,360	Cerner Corp. *	13,145,774
67,770	CR Bard, Inc.	11,542,586
71,300	Edwards Lifesciences Corp. *	9,320,336
2,253,134	Express Scripts Holding Co. *	196,338,097
93,200	Henry Schein, Inc. *	13,203,644
143,800	Humana, Inc.	30,866,670
27,400	IDEXX Laboratories, Inc. *	3,715,440
26,460	Intuitive Surgical, Inc. *	12,905,865
35,180	Laboratory Corp. of America Holdings *	4,149,481
35,400	Masimo Corp. *	1,242,540
36,400	Mednax, Inc. *	2,590,952
1,167,416	Medtronic Plc	89,097,189
38,900	Patterson Cos., Inc.	1,860,976
73,203	ResMed, Inc.	4,305,801
25,700	Sirona Dental Systems, Inc. *	2,537,104
251,900	St Jude Medical, Inc.	18,577,625
7,900	STERIS Corp.	527,957
364,700	Stryker Corp.	35,058,611
849,074	UnitedHealth Group, Inc.	102,067,186
95,600	Varian Medical Systems, Inc. *	8,278,960
130,269	Zimmer Holdings, Inc.	14,862,390

	Total Health Care Equipment & Services	684,997,711

	Household & Personal Products — 5.3%
127,400	Church & Dwight Co., Inc.	10,697,778
886,623	Colgate-Palmolive Co.	59,217,550
150,481	Estee Lauder Cos , Inc. (The) – Class A	13,156,554
50,100	Herbalife Ltd. *	2,606,703
81,899	Kimberly-Clark Corp.	8,915,525
2,860,900	Procter & Gamble Co. (The)	224,265,951
2,274	WD-40 Co.	191,858

	Total Household & Personal Products	319,051,919

	Materials — 1.3%
33,320	AptarGroup, Inc.	2,124,817
35,700	International Flavors & Fragrances, Inc.	4,249,728
473,000	Monsanto Co.	55,331,540

Shares	Description	Value ($)
	Materials — continued
12,807	Sherwin-Williams Co. (The)	3,690,721
106,000	Sigma-Aldrich Corp.	14,765,800

	Total Materials	80,162,606

	Media — 0.1%
51,500	Scripps Networks Interactive, Inc. – Class A	3,451,015

	Pharmaceuticals, Biotechnology & Life Sciences — 6.7%
90,000	Agilent Technologies, Inc.	3,707,100
339,888	Amgen, Inc.	53,110,899
10,600	Bio-Techne Corp.	1,073,250
68,756	Biogen, Inc. *	27,295,444
137,395	Eli Lilly & Co.	10,840,466
2,816,200	Johnson & Johnson	282,014,268
21,000	Mettler-Toledo International, Inc. *	6,818,280
13,600	Pfizer, Inc.	472,600
57,800	Puma Biotechnology, Inc. *	11,297,010
73,200	Waters Corp. *	9,780,984

	Total Pharmaceuticals, Biotechnology & Life Sciences	406,410,301

	Retailing — 6.1%
672,654	Amazon.com, Inc. *	288,723,276
158,602	Bed Bath & Beyond, Inc. *	11,311,495
19,742	Dollar Tree, Inc. *	1,480,453
135,700	Genuine Parts Co.	12,276,779
32,200	LKQ Corp. *	919,954
6,600	Priceline Group , Inc. (The) *	7,735,464
138,844	Ross Stores, Inc.	13,422,049
56,992	Tiffany & Co.	5,341,860
396,145	TJX Cos., Inc. (The)	25,503,815
20,500	Tractor Supply Co.	1,786,370
24,900	TripAdvisor, Inc. *	1,898,874

	Total Retailing	370,400,389

	Semiconductors & Semiconductor Equipment — 0.9%
277,700	Analog Devices, Inc.	18,872,492
28,500	Avago Technologies Ltd.	4,219,995
185,464	Linear Technology Corp.	8,874,452
84,900	Skyworks Solutions, Inc.	9,284,664
253,800	Xilinx, Inc.	12,035,196

	Total Semiconductors & Semiconductor Equipment	53,286,799

	Software & Services — 18.7%
601,198	Accenture Plc – Class A	57,739,056
113,700	Akamai Technologies, Inc. *	8,671,899
59,300	Ansys, Inc. *	5,277,700
63,300	Automatic Data Processing, Inc.	5,412,783
275,772	CA, Inc.	8,397,257
155,200	Citrix Systems, Inc. *	10,089,552

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Software & Services — continued
465,700	Cognizant Technology Solutions Corp. – Class A *	30,140,104
480,175	eBay, Inc. *	29,463,538
10,300	FactSet Research Systems, Inc.	1,701,251
24,000	Gartner, Inc. *	2,099,520
368,695	Google, Inc. – Class A *	201,056,757
242	Google, Inc. – Class C *	128,771
27,300	Informatica Corp. *	1,321,320
166,229	International Business Machines Corp.	28,200,750
226,600	Intuit, Inc.	23,600,390
5,200	j2 Global, Inc.	345,332
54,188	Jack Henry & Associates, Inc.	3,526,555
463,230	Mastercard, Inc. – Class A	42,737,600
4,950,057	Microsoft Corp.	231,959,671
18,300	NetScout Systems, Inc. *	733,464
4,519,515	Oracle Corp.	196,553,707
285,800	Paychex, Inc.	14,121,378
110,400	Red Hat, Inc. *	8,530,608
11,300	SolarWinds, Inc. *	536,185
6,076	Syntel, Inc. *	288,671
1,082,694	Teradata Corp. *	42,160,104
166,573	Total System Services, Inc.	6,862,808
3,818,216	Yahoo!, Inc. *	163,935,104

	Total Software & Services	1,125,591,835

	Technology Hardware & Equipment — 11.1%
220,300	Amphenol Corp. – Class A	12,568,115
2,178,456	Apple, Inc.	283,809,248
5,441,582	Cisco Systems, Inc.	159,492,768
7,300	Dolby Laboratories, Inc. – Class A	285,795
1,954,300	EMC Corp.	51,476,262
60,974	F5 Networks, Inc. *	7,663,822
21,700	FLIR Systems, Inc.	662,935
154,100	NetApp, Inc.	5,146,940
1,742,700	Qualcomm, Inc.	121,431,336
778,849	Ubiquiti Networks, Inc.	24,767,398

	Total Technology Hardware & Equipment	667,304,619

	Transportation — 0.4%
142,500	CH Robinson Worldwide, Inc.	8,796,525
190,000	Expeditors International of Washington, Inc.	8,709,600
19,800	Heartland Express, Inc.	420,750
31,400	JB Hunt Transport Services, Inc.	2,638,228
22,600	Knight Transportation, Inc.	646,360
14,793	Landstar System, Inc.	967,462

	Total Transportation	22,178,925

	TOTAL COMMON STOCKS (COST $5,317,594,679)	5,851,815,766

Shares	Description	Value ($)
	MUTUAL FUNDS — 2.8%

	Affiliated Issuers — 2.8%
6,851,240	GMO U.S. Treasury Fund	171,281,000

	TOTAL MUTUAL FUNDS (COST $171,281,000)	171,281,000

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
8,857,198	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (a)	8,857,198

	TOTAL SHORT-TERM INVESTMENTS (COST $8,857,198)	8,857,198

	TOTAL INVESTMENTS — 100.0% (Cost $5,497,732,877)	6,031,953,964
	Other Assets and Liabilities (net) — (0.0%)	(2,019,058)

	TOTAL NET ASSETS — 100.0%	$6,029,934,906

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2015. Note: Yield rounds to 0.00%.

As of May 31, 2015, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Developed World Stock Fund	411,441,682	45,733,572	(16,058,784)	29,674,788
International Equity Fund	12,012,147,361	842,103,418	(678,827,895)	163,275,523
International Large/Mid Cap Equity Fund	1,944,408,885	114,390,553	(110,134,391)	4,256,162
International Small Companies Fund	280,061,652	29,747,145	(21,906,918)	7,840,227
Quality Fund	8,556,742,309	1,245,563,319	(75,579,568)	1,169,983,751
Resources Fund	197,403,218	4,299,044	(22,480,237)	(18,181,193)
Risk Premium Fund	423,907,131	89,791	—	89,791
Tax-Managed International Equities Fund	347,781,993	77,451,983	(10,058,749)	67,393,234
U.S. Equity Allocation Fund	5,502,493,944	719,380,055	(189,920,035)	529,460,020

Investments in affiliated issuers

The Funds may make investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Funds’ Schedule of Investments.

A summary of the Funds’ transactions in the shares of other funds of GMO Trust during the period ended May 31, 2015 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Developed World Stock Fund
GMO U.S. Treasury Fund	$6,293,617	$16,743,000	$13,983,000	$1,046	$—	$9,053,617

International Equity Fund
GMO U.S. Treasury Fund	$237,383,000	$468,000,000	$483,250,000	$29,464	$—	$222,133,000

International Large/Mid Cap Equity Fund
GMO U.S. Treasury Fund	$17,379,000	$59,234,000	$31,643,000	$4,492	$—	$44,970,000

International Small Companies Fund
GMO U.S. Treasury Fund	$3,204,207	$19,374,000	$18,352,000	$765	$—	$4,226,207

Quality Fund
GMO U.S. Treasury Fund	$86,191,000	$321,000,000	$326,411,000	$15,116	$—	$80,780,000

Resources Fund
GMO U.S. Treasury Fund	$2,204,400	$25,890,000	$26,913,000	$609	$—	$1,181,400

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$5,597,170	$17,504,000	$15,500,000	$1,373	$—	$7,601,170

U.S . Equity Allocation Fund
GMO U.S. Treasury Fund	$120,781,000	$442,500,000	$392,000,000	$17,200	$—	$171,281,000

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2015 through May 31, 2015. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2016.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Unlisted securities (including fixed income securities) for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (the “Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2015, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, that were valued using fair value inputs obtained from that independent pricing service as of May 31, 2015. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or fair valued using inputs obtained from an independent pricing service. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of May 31, 2015 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees		Fair valued using inputs obtained from an independent pricing service (Net)
Developed World Stock Fund	< 1%		55%
International Equity Fund	—		95%
International Large/Mid Cap Equity Fund	0%	*	94%
International Small Companies Fund	0%	*	94%
Quality Fund	—		18%
Resources Fund	—		92%
Risk Premium Fund	—		—
Tax-Managed International Equities Fund	—		92%
U.S. Equity Allocation Fund	—		—

*	Represents the interest in securities that were determined to have a value of zero at May 31, 2015.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). At May 31, 2015, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Developed World Stock Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$648,466	$—	$648,466
Austria	—	957,508	—	957,508
Belgium	—	1,615,717	—	1,615,717
Brazil	58,255	31,006	—	89,261
Canada	7,024,742	—	—	7,024,742
China	10,715,524	8,487,503	—	19,203,027
Czech Republic	—	469,860	—	469,860
Denmark	—	1,751,243	—	1,751,243
Egypt	—	38,268	—	38,268
Finland	—	1,658,771	—	1,658,771
France	—	39,317,530	—	39,317,530
Germany	—	23,387,127	—	23,387,127
Hungary	—	64,910	—	64,910
Indonesia	12,978	245,789	—	258,767
Ireland	—	1,096,374	—	1,096,374
Israel	1,635,096	—	—	1,635,096
Italy	—	10,832,099	—	10,832,099
Japan	—	37,784,932	—	37,784,932
Netherlands	—	4,385,875	—	4,385,875
Norway	—	3,154,170	—	3,154,170
Philippines	—	935	—	935
Poland	—	539,124	—	539,124
Portugal	—	765,116	—	765,116
Russia	—	7,340,038	—	7,340,038
South Africa	—	361,113	4	361,117
South Korea	—	6,231,031	—	6,231,031
Spain	—	11,377,681	—	11,377,681

Description	Level 1	Level 2	Level 3		Total
Developed World Stock Fund (continued)
Asset Valuation Inputs (continued)
Sweden	$—	$3,867,521	$—		$3,867,521
Switzerland	—	7,294,145	—		7,294,145
Taiwan	—	1,904,748	110,012		2,014,760
Thailand	—	65,585	—		65,585
Turkey	—	357,421	—		357,421
United Kingdom	—	59,630,930	—		59,630,930
United States	167,218,805	—	—		167,218,805

TOTAL COMMON STOCKS	186,665,400	235,662,536	110,016		422,437,952

Preferred Stocks
Brazil	175,875	355,685	—		531,560
Germany	—	3,442,574	—		3,442,574
Russia	—	2,371,282	—		2,371,282
South Korea	—	1,543,353	—		1,543,353

TOTAL PREFERRED STOCKS	175,875	7,712,894	—		7,888,769

Mutual Funds
United States	9,053,617	—	—		9,053,617

TOTAL MUTUAL FUNDS	9,053,617	—	—		9,053,617

Short-Term Investments	1,736,132	—	—		1,736,132

Total Investments	197,631,024	243,375,430	110,016		441,116,470

Total	$197,631,024	$243,375,430	$110,016		$441,116,470

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$113,694,214	$—		$113,694,214
Austria	—	48,176,205	0	**	48,176,205
Belgium	—	115,333,920	—		115,333,920
Canada	271,113,347	—	—		271,113,347
Denmark	—	79,998,313	—		79,998,313
Finland	—	92,846,998	—		92,846,998
France	—	1,835,249,167	—		1,835,249,167
Germany	—	1,137,113,923	—		1,137,113,923
Hong Kong	—	84,074,111	—		84,074,111
Ireland	—	43,266,493	—		43,266,493
Israel	112,262,472	39,162,482	—		151,424,954
Italy	—	600,676,543	—		600,676,543
Japan	—	2,627,130,869	—		2,627,130,869
Malta	—	—	0	**	0	**
Netherlands	—	180,276,333	—		180,276,333
New Zealand	—	25,524,223	—		25,524,223
Norway	—	204,851,662	—		204,851,662
Portugal	—	40,391,711	—		40,391,711
Singapore	—	58,452,769	—		58,452,769
Spain	—	553,244,232	—		553,244,232
Sweden	—	200,554,088	—		200,554,088
Switzerland	—	257,633,896	—		257,633,896
United Kingdom	—	3,060,944,578	—		3,060,944,578

TOTAL COMMON STOCKS	383,375,819	11,398,596,730	0	**	11,781,972,549

Preferred Stocks
Germany	—	159,462,085	—		159,462,085

TOTAL PREFERRED STOCKS	—	159,462,085	—		159,462,085

Mutual Funds
United States	222,133,000	—	—		222,133,000

TOTAL MUTUAL FUNDS	222,133,000	—	—		222,133,000

Short-Term Investments	11,855,250	—	—		11,855,250

Total Investments	617,364,069	11,558,058,815	0	**	12,175,422,884

Total	$617,364,069	$11,558,058,815	$0	**	$12,175,422,884

Description	Level 1	Level 2	Level 3		Total
International Large/Mid Cap Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$13,051,779	$—		$13,051,779
Austria	—	6,994,517	—		6,994,517
Belgium	—	17,902,719	—		17,902,719
Canada	40,863,300	—	—		40,863,300
Denmark	—	11,732,341	—		11,732,341
Finland	—	13,057,104	—		13,057,104
France	—	323,421,044	—		323,421,044
Germany	—	184,075,341	—		184,075,341
Hong Kong	—	16,397,639	856,513		17,254,152
Ireland	—	3,820,796	—		3,820,796
Israel	17,409,960	2,574,310	—		19,984,270
Italy	—	86,175,818	—		86,175,818
Japan	—	356,170,775	—		356,170,775
Malta	—	—	0	**	0	**
Netherlands	—	34,969,311	0	**	34,969,311
New Zealand	—	4,888,219	—		4,888,219
Norway	—	32,215,683	—		32,215,683
Portugal	—	6,694,835	—		6,694,835
Singapore	—	3,528,656	—		3,528,656
Spain	—	87,938,349	—		87,938,349
Sweden	—	27,488,663	—		27,488,663
Switzerland	—	40,687,187	—		40,687,187
United Kingdom	—	537,330,386	—		537,330,386

TOTAL COMMON STOCKS	58,273,260	1,811,115,472	856,513		1,870,245,245

Preferred Stocks
Germany	—	29,048,999	—		29,048,999

TOTAL PREFERRED STOCKS	—	29,048,999	—		29,048,999

Mutual Funds
United States	44,970,000	—	—		44,970,000

TOTAL MUTUAL FUNDS	44,970,000	—	—		44,970,000

Short-Term Investments	4,400,803	—	—		4,400,803

Total Investments	107,644,063	1,840,164,471	856,513		1,948,665,047

Total	$107,644,063	$1,840,164,471	$856,513		$1,948,665,047

International Small Companies Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,616,788	$—		$1,616,788
Austria	—	1,034,842	0	**	1,034,842
Belgium	—	2,709,255	15		2,709,270
Brazil	—	14,344	—		14,344
Canada	9,776,923	—	—		9,776,923
China	—	8,673,213	475,381		9,148,594
Denmark	—	1,705,476	—		1,705,476
Finland	—	6,161,413	—		6,161,413
France	—	13,674,584	—		13,674,584
Germany	—	16,577,671	—		16,577,671
Greece	—	461,655	4,999		466,654
Hong Kong	—	2,774,443	—		2,774,443
Hungary	—	370,129	—		370,129
India	—	256,273	—		256,273
Indonesia	—	282,555	—		282,555
Ireland	—	1,482,116	—		1,482,116
Israel	—	902,516	—		902,516
Italy	—	10,966,281	—		10,966,281
Japan	—	65,746,211	—		65,746,211
Netherlands	—	6,162,244	0	**	6,162,244
Norway	—	1,521,429	—		1,521,429

Description	Level 1		Level 2	Level 3		Total
International Small Companies Fund (continued)
Asset Valuation Inputs (continued)
Philippines	$—		$211,008	$—		$211,008
Poland	—		1,035,568	—		1,035,568
Portugal	—		1,054,554	—		1,054,554
Russia	—		1,156,539	—		1,156,539
Singapore	—		743,092	—		743,092
South Africa	—		2,044,696	—		2,044,696
South Korea	—		5,667,158	—		5,667,158
Spain	—		3,847,773	—		3,847,773
Sweden	—		12,378,079	—		12,378,079
Switzerland	—		522,744	—		522,744
Taiwan	—		4,555,907	0	**	4,555,907
Thailand	—		378,433	—		378,433
Turkey	—		1,079,298	—		1,079,298
United Kingdom	—		93,214,637	—		93,214,637
United States	273,142		—	—		273,142

TOTAL COMMON STOCKS	10,050,065		270,982,924	480,395		281,513,384

Preferred Stocks
Brazil	—		12,842	—		12,842
Germany	—		948,940	—		948,940

TOTAL PREFERRED STOCKS	—		961,782	—		961,782

Rights/Warrants
Italy	0	**	—	—		0	**
Malaysia	1,452		—	—		1,452

TOTAL RIGHTS/WARRANTS	1,452		—	—		1,452

Mutual Funds
United States	4,226,207		—	—		4,226,207

TOTAL MUTUAL FUNDS	4,226,207		—	—		4,226,207

Short-Term Investments	1,199,054		—	—		1,199,054

Total Investments	15,476,778		271,944,706	480,395		287,901,879

Total	$15,476,778		$271,944,706	$480,395		$287,901,879

Quality Fund
Asset Valuation Inputs
Common Stocks
France	$—		$60,919,879	$—		$60,919,879
Germany	—		29,046,893	—		29,046,893
Japan	—		168,473,347	—		168,473,347
Netherlands	—		112,080,237	—		112,080,237
South Korea	—		139,627,395	—		139,627,395
Sweden	—		6,881,661	—		6,881,661
Switzerland	—		311,463,738	—		311,463,738
United Kingdom	—		914,568,207	—		914,568,207
United States	7,862,359,001		—	—		7,862,359,001

TOTAL COMMON STOCKS	7,862,359,001		1,743,061,357	—		9,605,420,358

Preferred Stocks
South Korea	—		27,183,315	—		27,183,315

TOTAL PREFERRED STOCKS	—		27,183,315	—		27,183,315

Mutual Funds
United States	80,780,000		—	—		80,780,000

TOTAL MUTUAL FUNDS	80,780,000		—	—		80,780,000

Short-Term Investments	13,342,387		—	—		13,342,387

Total Investments	7,956,481,388		1,770,244,672	—		9,726,726,060

Total	$7,956,481,388		$1,770,244,672	$—		$9,726,726,060

Description	Level 1	Level 2	Level 3	Total
Resources Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$10,356,257	$—	$10,356,257
Austria	—	1,229,711	—	1,229,711
Brazil	—	897,505	—	897,505
Canada	3,092,092	—	—	3,092,092
Chile	—	1,025,212	—	1,025,212
China	—	12,836,472	—	12,836,472
Colombia	1,050,304	—	—	1,050,304
Czech Republic	—	1,809,527	—	1,809,527
Denmark	—	145,374	—	145,374
France	—	10,429,909	—	10,429,909
Germany	—	971,336	—	971,336
Greece	—	94,009	—	94,009
Hungary	—	863,907	—	863,907
India	—	3,766,691	—	3,766,691
Indonesia	—	419,108	—	419,108
Israel	—	141,543	—	141,543
Italy	—	9,721,406	—	9,721,406
Japan	—	15,496,936	—	15,496,936
Malaysia	—	1,707,908	—	1,707,908
Netherlands	—	578,239	—	578,239
New Zealand	—	53,901	—	53,901
Norway	—	8,892,183	—	8,892,183
Philippines	—	224,034	—	224,034
Poland	—	1,691,517	—	1,691,517
Portugal	—	241,465	—	241,465
Qatar	—	9,085	—	9,085
Russia	—	22,457,202	—	22,457,202
Singapore	—	294,729	—	294,729
South Africa	—	7,793,511	—	7,793,511
South Korea	—	718,688	—	718,688
Spain	—	7,871,878	—	7,871,878
Sweden	—	1,099,359	—	1,099,359
Switzerland	—	2,221,946	—	2,221,946
Taiwan	—	194,568	—	194,568
Thailand	—	4,819,221	—	4,819,221
Turkey	—	690,040	—	690,040
United Kingdom	—	32,577,524	—	32,577,524
United States	6,804,630	—	—	6,804,630

TOTAL COMMON STOCKS	10,947,026	164,341,901	—	175,288,927

Preferred Stocks
Brazil	—	1,335,452	—	1,335,452
Chile	—	534,267	—	534,267

TOTAL PREFERRED STOCKS	—	1,869,719	—	1,869,719

Mutual Funds
United States	1,181,400	—	—	1,181,400

TOTAL MUTUAL FUNDS	1,181,400	—	—	1,181,400

Short-Term Investments	881,979	—	—	881,979

Total Investments	13,010,405	166,211,620	—	179,222,025

Total	$13,010,405	$166,211,620	$—	$179,222,025

Risk Premium Fund
Short-Term Investments	$423,996,922	$—	$—	$423,996,922

Total Investments	423,996,922	—	—	423,996,922

Total	$423,996,922	$—	$—	$423,996,922

Liability Valuation Inputs
Derivatives*
Written Options
Equity Risk	$(1,996,225)	$(8,332,658)	$—	$(10,328,883)

Description	Level 1		Level 2	Level 3		Total
Tax-Managed International Equities Fund
Asset Valuation Inputs
COMMON STOCKS
Australia	$—		$2,665,570	$—		$2,665,570
Austria	—		1,500,409	0	**	1,500,409
Belgium	—		5,492,325	—		5,492,325
Canada	9,644,570		—	—		9,644,570
China	10,111,024		1,563,764	—		11,674,788
Denmark	—		1,513,084	—		1,513,084
Finland	—		4,138,620	—		4,138,620
France	—		56,494,147	18		56,494,165
Germany	—		35,378,886	—		35,378,886
Ireland	—		1,307,709	—		1,307,709
Israel	3,888,648		1,255,979	—		5,144,627
Italy	—		24,434,544	—		24,434,544
Japan	—		71,690,445	—		71,690,445
Malta	—		—	0	**	0	**
Netherlands	—		6,687,742	—		6,687,742
New Zealand	—		590,293	—		590,293
Norway	—		5,899,050	—		5,899,050
Portugal	—		1,173,032	—		1,173,032
Russia	—		14,974,624	—		14,974,624
Singapore	—		1,151,135	—		1,151,135
South Korea	—		5,178,403	—		5,178,403
Spain	—		18,203,015	—		18,203,015
Sweden	—		3,887,617	—		3,887,617
Switzerland	—		10,529,458	—		10,529,458
Taiwan	—		207,671	—		207,671
United Kingdom	—		94,017,193	—		94,017,193

TOTAL COMMON STOCKS	23,644,242		369,934,715	18		393,578,975

PREFERRED STOCKS
Germany	—		4,729,467	—		4,729,467
Russia	—		3,942,959	—		3,942,959
South Korea	—		2,931,498	—		2,931,498

TOTAL PREFERRED STOCKS	—		11,603,924	—		11,603,924

Rights/Warrants
Italy	0	**	—	—		0	**

TOTAL RIGHTS/WARRANTS	0	**	—	—		0	**

Mutual Funds
United States	7,601,170		—	—		7,601,170

TOTAL MUTUAL FUNDS	7,601,170		—	—		7,601,170

Short-Term Investments	2,391,158		—	—		2,391,158

Total Investments	33,636,570		381,538,639	18		415,175,227

Total	$33,636,570		$381,538,639	$18		$415,175,227

U.S. Equity Allocation Fund
Asset Valuation Inputs
Common Stocks	$5,851,815,766		$—	$—		$5,851,815,766
Mutual Funds	171,281,000		—	—		171,281,000
Short-Term Investments	8,857,198		—	—		8,857,198

Total Investments	6,031,953,964		—	—		6,031,953,964

Total	$6,031,953,964		$—	$—		$6,031,953,964

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Represents the interest in securities that were determined to have a value of zero at May 31, 2015.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ portfolio valuation notes.

For all Funds for the period ended May 31, 2015, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2015	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*		Transfer out of Level 3*	Balances as of May 31, 2015	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2015
Developed World Stock Fund
Common Stocks
South Africa	$4	$—	$—	$—	$—	$—	$—		$—	$4	$—
Taiwan	585,474	—	(482,129)	—	55,559	(48,892)	—		—	110,012	1,049

Total	$585,478	$—	$(482,129)	$—	$55,559	$(48,892)	$—		$—	$110,016	$1,049

International Large/Mid Cap Equity Fund
Common Stocks
Hong Kong	$—	$684,473	$—	$—	$—	$172,040	$—		$—	856,513	$172,040

Total	$—	$684,473	$—	$—	$—	$172,040	$—		$—	$856,513	$172,040

International Small Companies Fund
Common Stocks
Belgium	$16	$—	$—	$—	$—	$(1)	$—		$—	$15	$(1)
China	—	—	—	—	—	—	475,381	**	—	475,381	147,707
Greece	5,093	—	—	—	—	(94)	—		—	4,999	(94)

Total	$5,109	$—	$—	$—	$—	$(95)	$475,381		$—	$480,395	$147,612

Tax-Managed International Equities Fund
Common Stocks
France	$18	$—	$—	$—	$—	$—	$—		$—	$18	$—

Total	$18	$—	$—	$—	$—	$—	$—		$—	$18	$—

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

The net aggregate direct and indirect exposure to investments in securities using Level 3 inputs (based on each Fund’s net assets) as of May 31, 2015 were as follows:

Fund Name	Level 3 securities
Developed World Stock Fund	< 1%
International Equity Fund	0%*
International Large/Mid Cap Equity Fund	< 1%
International Small Companies Fund	< 1%
Quality Fund	—
Resources Fund	—
Risk Premium Fund	—
Tax-Managed International Equities Fund	< 1%
U.S. Equity Allocation Fund	—

*	Represents the interest in securities that were determined to have a value of zero at May 31, 2015.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times:

	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax- Managed International Equities Fund	U.S. Equity Allocation Fund
Market Risk –Equities	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income Investments							X
Credit Risk							X
Illiquidity Risk	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X		X	X	X	X	X	X
Derivatives Risk	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X		X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X
Commodities Risk						X
Merger Arbitrage Risk							X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X
Non-Diversified Funds	X				X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies (collectively, “underlying Funds”) is exposed to the risks to which the underlying Funds in which it invests are exposed as well as the risk that investments made through underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through its underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities. Funds that invest in equities run the risk that the market prices of those investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and the market prices of equities can decline in a rapid or unpredictable manner. If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s overestimation of those investments. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Because of Risk Premium Fund’s emphasis on selling put options on stock indices, its net asset value is expected to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform the equity markets on which its puts were written when those markets rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income Investments. Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade securities are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. See “Credit Risk” and “Illiquidity Risk” below for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities. There can be no assurance, however, that the value of inflation-indexed bonds will change in the same proportion as changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Market risk for fixed income securities denominated in foreign currencies is also affected by currency risk. See “Currency Risk” below.

Fixed income markets may, in response to governmental intervention, economic or market developments, or other factors, experience periods of high volatility and/or reduced liquidity. During those periods, a Fund could also experience high levels of shareholder redemptions, and may have to sell securities when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent periods, central banks and governmental financial regulators, including the U.S. Federal Reserve, have maintained historically low interest rates by purchasing bonds. Steps to curtail or “taper” such activities and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality), whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that the investment’s rating will be downgraded.

U.S. government securities historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of a Fund’s investments.

Asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors.

The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the market price of its securities could decline much more than would be predicted by their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted instruments generally are considered speculative and may involve substantial risks not normally associated with investments in healthier companies including adverse business, financial or economic conditions that can lead to defaulted payments and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and a Fund may incur additional expenses to seek recovery. If GMO’s evaluation of the eventual recovery value of a distressed or defaulted instrument should prove incorrect, a Fund may lose a substantial portion or all of its investment or it may be required to accept cash or instruments with a value less than the Fund’s original investment. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed or defaulted instruments, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

Risk Premium Fund’s ability to use options as part of its investment program depends on the liquidity of those instruments. In addition, a liquid market may not exist when Risk Premium Fund seeks to close out an option position. Also, the hours of trading for options on an exchange may not conform to the hours during which the securities held by Risk Premium Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for underlying securities that are not immediately reflected in the options markets. If Risk Premium Fund receives a redemption request and is unable to close out an option that it has sold, the Fund may temporarily be leveraged in relation to its assets.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other over-the-counter (“OTC”) contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund will typically not receive the collateral for one or more days after the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. In addition, see “Commodities risk” below for a discussion of certain risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

There is little case or other law interpreting the terms of most derivatives or characterizing their tax treatment. A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), it is possible the Fund could not execute all components of the package on the swap execution facility. In that case, the Fund would need to trade certain components of the package on the swap execution facility and other components of the package in another manner, which could subject the Fund to the risk that certain of the components of the package would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have proposed mandatory minimum margin requirements for uncleared derivatives. Such requirements could increase the amount of margin required to be provided by a Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, or otherwise limiting liquidity or increasing transaction costs. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds, particularly Risk Premium Fund, are permitted to write options. The market price of written options will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time prior to the option’s expiration, the writer of an American-style option has no control over when it may be required to fulfill its obligations as a writer of the option. (This risk is not present when writing a European-style option because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO may constitute such a group. These limits could restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders at ordinary income tax rates. Due to Risk Premium Fund’s primary investment strategy of selling put options on various stock indices, a substantial portion of that Fund’s income could consist of short-term capital gains.

Short Investment Exposure. Some Funds may make short sales as part of their investment programs in an attempt to increase their returns or for hedging purposes. Many Funds may make short sales “against the box,” meaning the Fund may make short sales where the Fund owns, or has the right to acquire at no added cost, securities or currencies identical to those sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund.

In addition, some Funds are permitted to engage in short sales of securities or currencies, including securities or currencies that they do not own. To do so, a Fund borrows a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sells it to a third party. If a Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses. A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. Non-U.S. securities markets often include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. The reporting, accounting, custody and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it receives or accrues in respect of non-U.S. investments, (ii) transactions in those investments and (iii) the repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek to collect a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and, particularly in light of the costs involved, it may decide not to pursue a refund, even if eligible. The outcome of a Fund’s pursuit of a refund is not predictable, and some refunds may not be reflected in the net asset value of a Fund.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of GMO’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies, industries, or issuers that are subject to the same or similar risk factors or whose security prices have strong correlations (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, country (e.g., Taiwan or Japan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

Because Resources Fund concentrates its investments in the natural resources sector, it is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector may be more volatile than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over supplies or for the products they sell, which can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, the natural resource sector can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

Because Risk Premium Fund can have substantial exposure through a limited number of options contracts and because the Fund’s exposures may relate to relatively few stock indices, the Fund is subject to focused investment risk.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives)

declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will still have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. To the extent that GMO’s view with respect to a particular counterparty changes adversely (whether due to external events or otherwise), existing transactions will not necessarily be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered a desirable counterparty if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and may continue to be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held in the omnibus account for the relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodity Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives Risk” above for a discussion of certain specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• MERGER ARBITRAGE RISK. Some Funds may engage in merger arbitrage transactions, where a Fund will purchase securities at prices below GMO’s anticipated value of the cash, securities or other consideration to be paid or exchanged for such securities upon successful completion of a proposed merger, exchange offer, tender offer, or other similar transaction. Such purchase price may be substantially in excess of the market price of the securities prior to the announcement of the merger, exchange offer, tender offer, or other similar transaction.

If a Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses to the Fund if such securities are sold, transferred or exchanged for securities or cash, the value of which is less than the purchase price. There is typically asymmetry in the risk/reward payout of merger arbitrage strategies – the losses that can occur in the event of deal break-ups can far exceed the gains to be had if deals close successfully. The consummation of mergers, exchange offers, tender offers, and similar transactions can be prevented or delayed by a variety of factors, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines.

Merger arbitrage strategies depend for success on the overall volume of merger activity, which has historically been cyclical in nature. During periods when merger activity is low, it may be difficult or impossible to identify opportunities for profit or to identify a sufficient number of such opportunities to provide diversification among potential merger transactions. Merger arbitrage strategies are also subject to the risk of overall market movements. To the extent that a general increase or decline in equity market values affects the securities involved in a merger arbitrage position differently, the position may be exposed to loss.

In conjunction with merger arbitrage transactions, a Fund may make short sales of securities in an effort to maximize risk-adjusted returns. For example, when the terms of a proposed acquisition call for an exchange of securities, a Fund may sell short the securities of the acquiring company in order to protect against a decline in the market value of those securities prior to the acquisition’s completion. A Fund also may employ a variety of hedging strategies to protect against market fluctuations or other risks, and may use derivatives otherwise to increase, or reduce, long or short exposure to one or more asset classes or issuers.

At any given time, a Fund can become improperly hedged, which can lead to inadvertent market-related losses. Also, a Fund may not be able to hedge against market fluctuations or other risks, and market movements can result in losses to the Fund even if the proposed transaction is consummated. In addition, a Fund may sell short securities expected to be issued in a merger or exchange offer in anticipation of the short position being covered by delivery of such security when issued. If the merger or exchange offer is not consummated, the Fund may be forced to cover its short position by acquiring, converting, or exchanging securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly impair the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, a default by the U.S. government or a downgrade of its credit rating would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. GMO Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for shareholders. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO’s ability to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. In the case of Tax-Managed International Equities Fund, GMO’s tax-management strategies may be ineffective or limited by market conditions, the timing of cash flows into and out of the Fund, and current or future in tax legislation and regulation.

For some Funds GMO uses quantitative analyses and models as part of its investment process. Any imperfections, errors, or limitations in those analyses and models could affect a Fund’s performance. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies (such as the Funds) and their service providers (including GMO) may be prone to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers and/or foreign currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Developed World Stock Fund
•	Quality Fund
•	Resources Fund
•	Risk Premium Fund
•	Tax-Managed International Equities Fund

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and that are taken in attempting to respond to adverse market, economic, political or other conditions. The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). While GMO expects that Risk Premium Fund’s option positions typically will be fully collateralized at the time when the Fund is selling them, from time to time the Fund may have investment exposures in excess of its net assets (i.e., it may be leveraged). For example, if Risk Premium Fund receives a redemption request and is unable to close out an option it had sold, the Fund may temporarily have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. Risk Premium Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended May 31, 2015, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund
Options (Written)
Substitute for direct equity investment						X
Rights and/or warrants
Received as a result of corporate actions	X	X	X	X	X		X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. A “quanto” option combines an index option and a foreign currency barrier element on exercise date. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

For the period ended May 31, 2015, investment activity in options contracts written by the Funds was as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Risk Premium Fund
Outstanding, beginning of period	—	8,152	$9,022,610	—	—	$—
Options written	—	32,325	38,664,379	—	—	—
Options bought back	—	(15,690)	(20,034,956)	—	—	—
Options expired	—	(17,104)	(15,947,650)	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	7,683	$11,704,383	—	—	$—

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure as of May 31, 2015.

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts		Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
International Small Companies Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$1,452		$—	$—	$—	$1,452

Total	$—	$1,452		$—	$—	$—	$1,452

Risk Premium Fund
Liabilities:
Written Options, at value	$—	$10,328,883		$—	$—	$—	$10,328,883

Total	$—	$10,328,883		$—	$—	$—	$10,328,883

Tax-Managed International Equities Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$0	*	$—	$—	$—	$0	*

Total	$—	$0	*	$—	$—	$—	$0	*

The average derivative activity, based on absolute values (rights and/or warrants) or number of contracts (options) outstanding at each month-end, was as follows for the period ended May 31, 2015:

Fund Name	Options	Rights and/or Warrants ($)
Developed World Stock Fund	—	16,890
International Equity Fund	—	913,509
International Large/Mid Cap Equity Fund	—	150,188
International Small Companies Fund	—	56,777
Resources Fund	—	2,360
Risk Premium Fund	8,990	—
Tax-Managed International Equities Fund	—	27,392

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 86.2%

	Belgium — 0.2%
700	Anheuser-Busch InBev NV Sponsored ADR	84,392

	Brazil — 4.4%
360	Banco Bradesco SA	2,960
80,960	Banco do Brasil SA	577,796
4,500	BB Seguridade Participacoes SA	47,100
30,000	BM&FBOVESPA SA	105,734
100	BR Malls Participacoes SA	477
900	BR Properties SA	2,980
7,100	Brasil Brokers Participacoes SA	5,014
4,701	CETIP SA	49,086
20,989	Cia de Saneamento Basico do Estado de Sao Paulo ADR	121,946
10,800	Companhia de Saneamento Basico do Estado de Sao Paulo	62,875
5,600	Companhia Siderurgica Nacional SA	10,826
19,200	Companhia Siderurgica Nacional SA Sponsored ADR	36,672
1,547	CPFL Energia SA	9,390
722	CPFL Energia SA ADR	8,664
7,900	Cyrela Brazil Realty SA Empreendimentos e Participacoes	26,951
11,495	Duratex SA	28,861
10,300	Klabin SA	61,419
855	Localiza Rent a Car SA	8,573
3,300	LPS Brasil Consultoria de Imoveis SA	5,572
100	Multiplan Empreendimentos Imobiliarios SA	1,564
2,000	Multiplus SA	23,890
3,525	Raia Drogasil SA	39,406
8,900	Tim Participacoes SA	26,312
4,000	Ultrapar Participacoes SA	86,169
45,400	Vale SA Sponsored ADR	286,020

	Total Brazil	1,636,257

	China — 16.6%
911,802	Agricultural Bank of China Ltd – Class H	493,748
4,000	Anhui Conch Cement Co Ltd – Class H *	16,702
301	Baidu Inc Sponsored ADR *	59,417
1,281,000	Bank of China Ltd – Class H	846,958
14,000	Beijing Enterprises Water Group Ltd *	11,919
4,500	Biostime International Holdings Ltd	18,780
26,000	Brilliance China Automotive Holdings Ltd	40,540
80,000	China Cinda Asset Management Co Ltd *	50,302
569,160	China Communications Services Corp Ltd – Class H	312,928
1,136,720	China Construction Bank Corp – Class H	1,131,987
6,000	China Everbright International Ltd	11,417
2,000	China Everbright Ltd	7,881
45,334	China Mobile Ltd	598,242
33,600	China Overseas Land & Investment Ltd	120,788
12,000	China Resources Land Ltd	38,064

Shares	Description	Value ($)
	China — continued
8,500	China Shenhua Energy Co Ltd	20,804
2,200	China Taiping Insurance Holdings Co Ltd *	8,921
120,000	CNOOC Ltd	186,799
123,000	Country Garden Holdings Co Ltd	56,122
25,000	Geely Automobile Holdings Ltd	12,855
500	Great Wall Motor Co Ltd – Class H	3,200
14,000	Huaneng Power International Inc – Class H	18,612
1,306,000	Industrial and Commercial Bank of China – Class H	1,130,935
19,000	Inner Mongolia Yitai Coal Co Ltd – Class B	32,827
800	JD.com Inc ADR *	26,944
2,000	Kerry Logistics Network Ltd	3,146
200	New China Life Insurance Co Ltd – Class H *	1,275
1,400	People’s Insurance Co Group of China Ltd	991
114,000	PICC Property & Casualty Co Ltd – Class H	260,149
4,500	Ping An Insurance (Group) Co of China Ltd – Class H	65,938
5,200	Qingdao Haier Co Ltd – Class A	24,616
10,300	SAIC Motor Corp Ltd – Class A	39,805
14,000	Shanghai Industrial Holdings Ltd.	53,751
7,000	Shenzhou International Group Holdings Ltd	34,435
22,500	Shimao Property Holdings Ltd	47,970
22,000	Sunac China Holdings Ltd	25,870
1,100	TAL Education Group ADR *	39,842
14,000	Tong Ren Tang Technologies Co Ltd – Class H	25,445
1,700	Vipshop Holdings Ltd ADS *	42,449
38,000	Xinyi Glass Holdings Ltd	22,844
165,000	Yangzijiang Shipbuilding Holdings Ltd	176,709
12,000	Zhejiang Expressway Co Ltd – Class H	18,592
2,500	Zhuzhou CSR Times Electric Co Ltd – Class H	20,414

	Total China	6,161,933

	Colombia — 0.1%
25,127	Ecopetrol SA *	18,019
2,500	Ecopetrol SA Sponsored ADR *	36,250

	Total Colombia	54,269

	Czech Republic — 1.3%
1,186	CEZ AS	29,519
1,040	Komercni Banka AS	223,196
3,575	Pegas Nonwovens SA	114,471
282	Philip Morris CR AS	122,657

	Total Czech Republic	489,843

	Egypt — 2.5%
14,835	Alexandria Mineral Oils Co	89,744
36,806	ElSwedy Electric Co *	227,144
14,643	Global Telecom Holding GDR *	27,217
1,241,332	Orascom Telecom Media and Technology Holding SAE *	162,320
98,955	Oriental Weavers Co	140,847
34,712	Sidi Kerir Petrochemicals Co	62,182

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Egypt — continued
131,908	South Valley Cement	88,898
125,763	Telecom Egypt Co	140,891

	Total Egypt	939,243

	Hungary — 0.0%
6,522	Magyar Telekom Telecommunications Plc *	9,642

	India — 9.9%
16,468	Asian Paints Ltd	203,634
3,564	Aurobindo Pharma Ltd	76,478
854	Axis Bank Ltd (a)	7,744
284	Britannia Industries Ltd	11,308
3,455	Cairn India Ltd	10,428
1,913	CESC Ltd	16,353
1,036	Colgate-Palmolive India Ltd	32,414
686	Credit Analysis & Research Ltd	16,529
3,485	Dabur India Ltd	14,796
1,014	Emami Ltd	17,780
81,019	HDFC Bank Ltd (a)	1,533,666
3,900	HDFC Bank Ltd Sponsored ADR	232,518
8,763	Hero MotoCorp Ltd	368,835
3,255	JK Lakshmi Cement Ltd	17,391
4,181	Kajaria Ceramics Ltd	55,622
1,943	Lupin Ltd	53,826
5,684	Maruti Suzuki India Ltd (a)	333,347
5,945	Mphasis Ltd	34,516
10,077	Nagarjuna Construction Co	13,164
1,700	SKS Microfinance Ltd *	12,290
804	Supreme Industries Ltd	8,342
4,150	Ultratech Cement Ltd	194,171
571	United Spirits Ltd *	31,724
1,743	Voltas Ltd	9,046
25,796	Yes Bank Ltd	355,936

	Total India	3,661,858

	Indonesia — 1.5%
400,000	ACE Hardware Indonesia Tbk PT	20,872
255,200	Astra International Tbk PT	140,674
194,816	Bank Danamon Indonesia Tbk PT	65,058
50,372	Bank Mandiri Persero Tbk PT	41,023
24,820	First Real Estate Investment Trust	27,055
685,000	Global Mediacom Tbk PT	66,703
114,000	Indosat Tbk PT *	32,228
188,440	Kalbe Farma Tbk PT	26,191
850,800	Media Nusantara Citra Tbk PT	132,357
25,800	Perusahaan Gas Negara Persero Tbk PT	8,365
13,100	Surya Citra Media Tbk PT	3,057
3,200	Telekomunikasi Indonesia Persero Tbk PT	689

	Total Indonesia	564,272

Shares	Description	Value ($)
	Malaysia — 0.1%
4,922	Hong Leong Bank Berhad	18,317
36,800	Media Prima Bhd	15,353

	Total Malaysia	33,670

	Mexico — 0.3%
1,600	America Movil SAB de CV ADR	33,600
18,820	Cemex SA de CV CPO *	17,587
2,100	Cemex SAB de CV Sponsored ADR *	19,530
1,900	Embotelladoras Arca SAB de CV	11,508
13,500	Fibra Uno Administracion SA de CV (REIT)	34,384

	Total Mexico	116,609

	Panama — 0.0%
200	Copa Holdings SA – Class A	17,058

	Philippines — 0.7%
22,600	Aboitiz Power Corp	21,770
25,290	BDO Unibank Inc	61,180
1,195	GT Capital Holdings Inc	37,364
19,100	Manila Water Co Inc	10,067
45,000	Puregold Price Club Inc	38,314
29,080	Robinsons Retail Holdings Inc	48,914
3,120	San Miguel Corp	4,546
13,330	Semirara Mining & Power Corp	45,996

	Total Philippines	268,151

	Poland — 1.1%
354	Jastrzebska Spolka Weglowa SA *	1,407
85	Jeronimo Martins SGPS SA	1,168
6,183	KGHM Polska Miedz SA	190,127
33,042	PGE SA	181,252
310	Powszechny Zaklad Ubezpieczen SA	37,090

	Total Poland	411,044

	Qatar — 0.2%
6,290	Qatar Gas Transport Co Nakilat	38,314
447	Qatar National Bank	22,973

	Total Qatar	61,287

	Russia — 8.2%
6,700	CTC Media Inc	21,440
6,614	Gazprom Neft JSC Sponsored ADR	86,962
44,716	Gazprom Neft – Class S *	117,151
105,336	Gazprom OAO Sponsored ADR	565,636
852	Global Ports Investments Plc	4,947
46,022	KamAZ *	32,989
3,002	Lenta Ltd GDR *	25,613
13,605	Lukoil OAO Sponsored ADR	653,048
592	Magnit OJSC GDR	30,922
1,099	Mail.ru Group Ltd GDR (Registered Shares) *	25,165
2,201	MegaFon OAO GDR	33,764

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Russia — continued
17,172	Mobile Telesystems Sponsored ADR	179,619
13,117	Moscow Exchange MICEX-RTS-PJSC *	17,956
15,127	Rosneft OJSC GDR (Registered)	69,262
17,611	Sberbank Sponsored ADR	99,673
1,448	Sistema JSFC Sponsored GDR (Registered Shares)	10,979
87,167	Surgutneftegas Sponsored ADR	529,645
15,984	Tatneft Sponsored ADR	535,573
1,800	VimpelCom Ltd Sponsored ADR	11,178
400	Yandex NV – Class A *	7,212

	Total Russia	3,058,734

	South Africa — 1.7%
158,017	African Bank Investments Ltd * (b)	13
761	Aspen Pharmacare Holdings Ltd *	22,902
4,428	Coronation Fund Managers Ltd	32,271
1,143	Discovery Ltd	11,469
4,324	Exxaro Resources Ltd	29,897
4,575	Growthpoint Properties Ltd	9,719
4,536	Kumba Iron Ore Ltd	57,875
10,158	Life Healthcare Group Holdings Ltd	30,526
9,889	MTN Group Ltd	175,206
3,911	Sasol Ltd	138,337
500	Sasol Ltd Sponsored ADR	17,735
15,587	Telkom South Africa Ltd *	89,051
994	Truworths International Ltd	7,102

	Total South Africa	622,103

	South Korea — 16.9%
17,047	DGB Financial Group Inc	201,552
3,330	Dongbu Insurance Co Ltd	153,949
2,171	GS Holdings	96,745
6,752	Hana Financial Group Inc	180,292
461	Hankook Tire Co Ltd	18,223
12,425	Hanwha Corp	482,595
2,604	Hyundai Mobis Co Ltd	524,450
2,951	Hyundai Motor Co	419,383
66	Hyundai Wia Corp	8,483
31,059	Industrial Bank of Korea	406,317
5,103	INTOPS Co Ltd	96,156
17,026	Kia Motors Corp	730,673
36	Korea Zinc Co Ltd	16,247
2,800	KT Corp Sponsored ADR	36,624
76	KT&G Corp	6,599
3,403	Kwangju Bank *	25,332
5,201	Kyongnam Bank *	46,374
52	LG Chem Ltd	11,648
6	LG Household & Health Care Ltd	4,366
84	Lotte Chemical Corp	17,782
59	Lotte Shopping Co Ltd	13,449

Shares	Description	Value ($)
	South Korea — continued
23,790	Samho International Co Ltd *	613,791
233	Samsung Electro Mechanics Co Ltd	11,573
1,092	Samsung Electronics Co Ltd	1,284,602
196	Samsung Electronics Co Ltd GDR	116,312
147	Samsung SDI Co Ltd	16,174
695	Shinhan Financial Group Co Ltd	26,017
2,118	SK Innovation Co Ltd *	213,916
40	SK Telecom Co Ltd	8,842
5,139	SK Telecom Co Ltd ADR	125,597
36,131	Woori Bank	341,230

	Total South Korea	6,255,293

	Taiwan — 12.2%
10,000	Advanced Semiconductor Engineering Inc	14,261
5,894	Advantech Co Ltd	47,312
59,000	Asustek Computer Inc	579,998
3,000	Catcher Technology Co Ltd	35,020
88,884	Chunghwa Telecom Co Ltd	281,159
828,577	Compal Electronics Inc	682,822
7,000	Delta Electronics Inc	39,916
76,745	E.Sun Financial Holding Co Ltd	52,148
16,914	Far EasTone Telecommunications Co Ltd	40,157
4,640	Foxconn Technology Co Ltd	16,287
33,000	Fubon Financial Holding Co Ltd	67,675
3,000	Giant Manufacturing Co Ltd	25,517
201,832	Hon Hai Precision Industry Co Ltd	650,522
85,000	HTC Corp *	284,464
91,451	Lite-On Technology Corp	117,073
10,000	Lung Yen Life Service Corp	26,433
7,176	MediaTek Inc	96,544
70,722	Mega Financial Holding Co Ltd	63,237
19,000	Pegatron Corp	56,521
21,000	Pou Chen Corp	30,062
6,100	Powertech Technology Inc	12,965
2,000	President Chain Store Corp	14,429
830,200	ProMOS Technologies Inc * (b)	—
80,715	Quanta Computer Inc	204,189
6,000	Siliconware Precision Industries Co	9,869
353,863	Taishin Financial Holding Co Ltd	153,081
24,308	Taiwan Mobile Co Ltd	85,509
15,800	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	383,624
14,880	TPK Holding Co Ltd	98,682
396,193	Wistron Corp	324,083
1,000	Wowprime Corp	9,264
16,000	Yuanta Financial Holding Co Ltd	9,357

	Total Taiwan	4,512,180

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Thailand — 3.3%
4,373	Advanced Info Service Pcl (Foreign Registered)	30,347
143,200	Bangkok Dusit Medical Services Pcl (Foreign Registered)	82,021
334,600	Banpu Pcl (Foreign Registered)	263,032
417,000	Chularat Hospital Pcl (Foreign Registered)	22,416
77,900	Electricity Generating Pcl (Foreign Registered)	349,050
20,700	Intouch Holdings Pcl (Foreign Registered) (a)	48,714
2,800	Kasikornbank Pcl NVDR	16,184
18,522	PTT Pcl (Foreign Registered)	190,908
96,833	Quality Houses Pcl (Foreign Registered)	7,519
26,180	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	44,519
312,533	Sansiri Pcl (Foreign Registered)	17,429
27,200	SPCG Pcl (Foreign Registered)	21,992
43,400	Thai Oil Pcl (Foreign Registered)	68,928
15,000	Tisco Financial Group Pcl (Foreign Registered) (a)	19,940
74,400	TTW Pcl (Foreign Registered)	24,519

	Total Thailand	1,207,518

	Turkey — 4.3%
17,627	Akbank TAS	52,476
4,823	Arcelik AS	26,152
9,687	Dogus Otomotiv Servis ve Ticaret AS	61,448
224,855	Emlak Konut Gayrimenkul Yatirim	252,426
12,557	Eregli Demir ve Celik Fabrikalari TAS	20,174
22,653	Haci Omer Sabanci Holding AS	85,042
2,846	KOC Holding AS	12,715
2,353	Koza Altin Isletmeleri AS	23,664
7,810	Tofas Turk Otomobil Fabrikasi AS	52,913
24,802	Turk Hava Yollari Anonim Ortakligi *	84,046
64,212	Turk Telekomunikasyon AS	167,530
1,100	Turk Traktor ve Ziraat Makineleri AS	30,754
35,686	Turkcell Iletisim Hizmetleri AS	155,540
1,700	Turkcell Iletisim Hizmetleri AS ADR	18,734
33,164	Turkiye Garanti Bankasi AS	104,915
37,444	Turkiye Halk Bankasi AS	187,683
52,535	Turkiye IS Bankasi – Class C	111,559
63,409	Turkiye Vakiflar Bankasi TAO – Class D	109,409
24,772	Yapi ve Kredi Bankasi AS	38,303

	Total Turkey	1,595,483

	United Kingdom — 0.3%
1,011	British American Tobacco Plc	55,843
705	Unilever Plc	31,184
200	Unilever Plc Sponsered ADR	8,830

	Total United Kingdom	95,857

Shares	Description	Value ($)
	United States — 0.4%
1,156	Colgate-Palmolive Co.	77,209
600	Yum! Brands, Inc.	54,066

	Total United States	131,275

	TOTAL COMMON STOCKS (COST $33,798,680)	31,987,971

	PREFERRED STOCKS — 9.9%

	Brazil — 5.4%
100	Banco Bradesco SA ADR	885
28,300	Banco do Estado do Rio Grande do Sul SA – Class B	88,640
37,400	Bradespar SA	130,759
59,783	Companhia Energetica de Minas Gerais	266,052
47,245	Companhia Energetica de Minas Gerais Sponsored ADR	213,547
2,000	Companhia Energetica de Sao Paulo – Class B	12,422
9,400	Gerdau SA	25,578
100	Gerdau SA Sponsored ADR	277
953	Gol Linhas Aereas Inteligentes SA ADR *	2,354
1,600	Itau Unibanco Holding SA	17,239
80,847	Itausa-Investimentos Itau SA	223,793
38,000	Metalurgica Gerdau SA	93,023
3,950	Oi SA *	8,765
15,200	Telefonica Brasil SA	213,953
25,200	Telefonica Brasil SA ADR	354,564
9,200	Tim Participacoes SA ADR	136,712
42,700	Vale SA	224,603

	Total Brazil	2,013,166

	Russia — 2.5%
78,011	Sberbank *	71,559
1,048,646	Surgutneftegaz OJSC *	741,567
53	Transneft *	124,395

	Total Russia	937,521

	South Korea — 2.0%
3,476	Hyundai Motor Co	378,801
347	Samsung Electronics Co Ltd (Non-Voting)	336,831
7	Samsung Electronics Co Ltd GDR (Registered)	3,364

	Total South Korea	718,996

	TOTAL PREFERRED STOCKS (COST $4,945,799)	3,669,683

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares / Par Value		Description	Value ($)
		INVESTMENT FUNDS — 1.9%

		Thailand — 0.6%
	322,500	BTS Rail Mass Transit Growth Infrastructure Fund	99,750
	302,600	TRUE Telecommunication Growth Infrastructure Fund (Foreign Registered)	111,487

		Total Thailand	211,237

		United States — 1.3%
	11,820	iShares MSCI Emerging Markets ETF	486,039

		TOTAL INVESTMENT FUNDS (COST $718,560)	697,276

		RIGHTS/WARRANTS — 0.0%

		Brazil — 0.0%
	2	CETIP SA Rights, Expires 06/16/15 *	2

		Thailand — 0.0%
	78,133	Sansiri PCL Warrants, Expires 11/24/17 *	627

		TOTAL RIGHTS/WARRANTS (COST $2)	629

		MUTUAL FUNDS — 0.8%

		United States — 0.8%
		Affiliated Issuers
	11,618	GMO U.S. Treasury Fund	290,458

		TOTAL MUTUAL FUNDS (COST $290,458)	290,458

		SHORT-TERM INVESTMENTS — 0.3%

		Time Deposits — 0.3%
USD	74,782	Barclays (London) Time Deposit, 0.06%, due 06/01/15	74,782
EUR	312	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.21)%, due 06/01/15	342
SGD	10,088	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 06/01/15	7,483
USD	49,114	JPMorgan Chase (New York) Time Deposit, 0.06%, due 06/01/15	49,114

		Total Time Deposits	131,721

		TOTAL SHORT-TERM INVESTMENTS (COST $131,721)	131,721

		TOTAL INVESTMENTS — 99.1% (Cost $39,885,220)	36,777,738
		Other Assets and Liabilities (net) — 0.9%	324,030

		TOTAL NET ASSETS — 100.0%	$37,101,768

Notes to Schedule of Investments:

ADR - American Depositary Receipt

ADS - American Depositary Share

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

ETF - Exchage-Traded Fund

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Currency Abbreviations:

EUR - Euro

SGD - Singapore Dollar

USD - United States Dollar

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 83.2%

	Belgium — 2.3%
497,789	Anheuser-Busch InBev NV	60,063,110

	Brazil — 2.8%
2,291,889	CETIP SA	23,930,938
2,519,900	Klabin SA	15,026,237
3,671,021	LPS Brasil Consultoria de Imoveis SA	6,198,441
2,540,900	Raia Drogasil SA	28,405,002

	Total Brazil	73,560,618

	China — 19.3%
235,500	Baidu Inc Sponsored ADR *	46,487,700
42,789,000	Bank of China Ltd – Class H	28,290,777
15,188,000	Beijing Enterprises Water Group Ltd *	12,930,339
13,376,900	Brilliance China Automotive Holdings Ltd	20,857,811
5,846,000	China Everbright International Ltd	11,123,689
5,384,000	China Everbright Ltd	21,216,100
4,119,000	China Machinery Engineering Corp – Class H	5,492,570
5,507,000	China Merchants Bank Co Ltd – Class H	16,641,323
1,384,400	China Mobile Ltd	18,268,983
1,994,200	China Taiping Insurance Holdings Co Ltd *	8,086,701
697,000	Great Wall Motor Co Ltd – Class H	4,460,631
2,240,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	9,343,954
10,857,000	Huaneng Power International Inc – Class H	14,433,503
101,512,160	Industrial & Commercial Bank of China Ltd – Class H	87,904,819
622,600	JD.com Inc ADR *	20,969,168
1,118,500	Ping An Insurance (Group) Co of China Ltd – Class H	16,389,249
2,829,700	Qingdao Haier Co Ltd – Class A	13,395,364
5,684,523	SAIC Motor Corp Ltd – Class A	21,968,311
1,352,530	Shanghai Jahwa United Co Ltd – Class A	10,292,399
5,403,000	Shenzhou International Group Holdings Ltd	26,578,481
828,331	TAL Education Group ADR *	30,002,149
7,183,440	Tong Ren Tang Technologies Co Ltd – Class H	13,056,068
1,381,400	Vipshop Holdings Ltd ADS *	34,493,558
1,678,500	Zhuzhou CSR Times Electric Co Ltd – Class H	13,705,635

	Total China	506,389,282

	France — 0.4%
86,379	Pernod Ricard SA	10,662,119

	India — 13.5%
2,959,025	Ashoka Buildcon Ltd	8,318,986
1,406,866	Asian Paints Ltd	17,396,494
837,659	Axis Bank Ltd (a)	7,596,256
418,371	Britannia Industries Ltd	16,657,761
3,716,767	Century Plyboards India Ltd	12,081,337

Shares	Description	Value ($)
	India — continued
920,118	CESC Ltd	7,865,395
599,716	Colgate-Palmolive India Ltd	18,763,455
331,793	Credit Analysis & Research Ltd	7,994,617
1,707,007	Dabur India Ltd	7,247,336
588,403	Emami Ltd	10,317,626
2,039,278	Gayatri Projects Ltd (b)	6,732,510
1,762,803	Gujarat Pipavav Port Ltd *	6,094,450
3,943,347	HDFC Bank Ltd (a)	74,646,403
189,503	Hero MotoCorp Ltd	7,976,179
1,081,048	J Kumar Infraprojects Ltd	11,997,565
1,491,659	JK Lakshmi Cement Ltd	7,969,587
799,117	Lupin Ltd	22,137,640
251,699	Maruti Suzuki India Ltd (a)	14,761,280
188,269	Multi Commodity Exchange of India Ltd (a)	3,794,502
8,336,032	NCC Ltd	10,889,537
737,791	Repco Home Finance Ltd	7,050,162
1,627,998	SKS Microfinance Ltd *	11,769,777
925,482	Supreme Industries Ltd	9,602,823
1,451,616	Techno Electric & Engineering Co Ltd	10,266,701
177,856	Ultratech Cement Ltd	8,321,574
294,101	United Spirits Ltd *	16,339,839
1,635,087	Voltas Ltd	8,485,554

	Total India	353,075,346

	Indonesia — 2.5%
40,926,059	Bank Mandiri Persero Tbk PT	33,329,732
166,338,086	Kalbe Farma Tbk PT	23,119,227
38,880,900	Surya Citra Media Tbk PT	9,073,339

	Total Indonesia	65,522,298

	Malaysia — 0.4%
22,234,644	Media Prima Bhd	9,276,632

	Mexico — 1.4%
5,900,993	Cemex SA de CV CPO *	5,514,374
1,415,281	Cemex SAB de CV Sponsored ADR *	13,162,113
7,248,600	Fibra Uno Administracion SA de CV (REIT)	18,461,714

	Total Mexico	37,138,201

	Panama — 0.4%
134,548	Copa Holdings SA – Class A	11,475,599

	Philippines — 6.1%
18,429,840	Aboitiz Power Corp	17,752,690
15,376,570	BDO Unibank Inc	37,198,048
9,904,854	Concepcion Industrial Corp	12,382,057
754,489	GT Capital Holdings Inc	23,590,664
18,548,600	Puregold Price Club Inc	15,792,687
14,657,940	Robinsons Retail Holdings Inc	24,655,448
8,549,801	Semirara Mining & Power Corp	29,501,656

	Total Philippines	160,873,250

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Qatar — 1.3%
4,048,325	Qatar Gas Transport Co Nakilat	24,658,995
185,734	Qatar National Bank	9,545,628

	Total Qatar	34,204,623

	Russia — 3.0%
1,510,597	Global Ports Investments Plc GDR	8,771,697
1,784,565	Lenta Ltd GDR *	15,225,991
331,929	Magnit PJSC Sponsored GDR (Registered Shares)	17,337,399
559,637	Mail.ru Group Ltd GDR (Registered Shares) *	12,814,772
142,500	QIWI Plc Sponsored ADR	4,306,350
1,276,884	Sberbank Sponsored ADR	7,226,783
698,019	Sollers OJSC *	6,423,171
400,400	Yandex NV – Class A *	7,219,212

	Total Russia	79,325,375

	South Africa — 1.8%
425,134	Aspen Pharmacare Holdings Ltd *	12,794,429
1,915,245	Coronation Fund Managers Ltd	13,958,148
4,411,804	Life Healthcare Group Holdings Ltd	13,257,837
850,091	Truworths International Ltd	6,074,023

	Total South Africa	46,084,437

	South Korea — 2.3%
163,111	GS Retail Co Ltd	5,801,999
92,529	KT&G Corp	8,034,741
6,398	LG Household & Health Care Ltd	4,655,426
354,510	Shinhan Financial Group Co Ltd	13,270,849
125,388	SK Telecom Co Ltd	27,718,363

	Total South Korea	59,481,378

	Switzerland — 1.4%
491,125	Nestle SA (Registered)	38,050,906

	Taiwan — 7.1%
7,606,000	Chunghwa Telecom Co Ltd	24,059,436
43,512,706	E.Sun Financial Holding Co Ltd	29,566,675
2,060,000	Giant Manufacturing Co Ltd	17,521,872
5,249,000	Lung Yen Life Service Corp	13,874,951
51,004,000	Mega Financial Holding Co Ltd	45,605,787
1,874,000	President Chain Store Corp	13,519,586
6,881,000	Taiwan Mobile Co Ltd	24,205,393
30,568,000	Yuanta Financial Holding Co Ltd	17,876,100

	Total Taiwan	186,229,800

	Thailand — 5.4%
2,980,650	Advanced Info Service Pcl (Foreign Registered)	20,684,303
160,000	Airports of Thailand Pcl (Foreign Registered)	1,413,624
47,605,050	Bangkok Dusit Medical Services Pcl (Foreign Registered)	27,266,821

Shares	Description	Value ($)
	Thailand — continued
6,431,800	Carabao Group Pcl (Foreign Registered)	8,024,551
203,300,000	Chularat Hospital Pcl (Foreign Registered)	10,928,505
11,907,700	Intouch Holdings Pcl (Foreign Registered) (a)	28,023,052
2,233,900	Kasikornbank Pcl NVDR	12,912,118
5,085,500	Major Cineplex Group Pcl (Foreign Registered)	5,095,310
14,598,500	SPCG Pcl (Foreign Registered)	11,803,353
11,344,600	Tisco Financial Group Pcl (Foreign Registered) (a)	15,080,696

	Total Thailand	141,232,333

	Turkey — 2.0%
2,863,352	Dogus Otomotiv Servis ve Ticaret AS	18,163,117
493,357	Turk Traktor ve Ziraat Makineleri AS	13,793,459
6,090,354	Turkiye Garanti Bankasi AS	19,266,952

	Total Turkey	51,223,528

	United Arab Emirates — 0.8%
1,376,441	Al Noor Hospitals Group Plc	20,074,005

	United Kingdom — 2.4%
606,923	British American Tobacco Plc	33,523,423
14,900	British American Tobacco Plc Sponsered ADR	1,649,728
401,958	Unilever Plc	17,779,796
220,528	Unilever Plc Sponsered ADR	9,736,311

	Total United Kingdom	62,689,258

	United States — 6.0%
1,397,501	Abbott Laboratories	67,918,549
781,946	Colgate-Palmolive Co.	52,226,173
398,100	Yum! Brands, Inc.	35,872,791

	Total United States	156,017,513

	Vietnam — 0.6%
3,069,432	Viet Nam Dairy Products JSC	14,764,147

	TOTAL COMMON STOCKS (COST $2,077,828,136)	2,177,413,758

	PREFERRED STOCKS — 0.2%

	Brazil — 0.2%
227,400	Gol Linhas Aereas Inteligentes SA *	555,957
1,702,549	Gol Linhas Aereas Inteligentes SA ADR *	4,205,296

	Total Brazil	4,761,253

	TOTAL PREFERRED STOCKS (COST $7,595,807)	4,761,253

	INVESTMENT FUNDS — 9.5%

	China — 2.4%
1,262,100	iShares China Large-Cap ETF	61,539,996

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares / Par Value		Description	Value ($)
		South Korea — 1.0%
	462,400	iShares MSCI South Korea Capped ETF	26,726,720

		Taiwan — 2.4%
	3,840,900	iShares MSCI Taiwan ETF	62,760,306

		Thailand — 3.7%
	107,028,284	BTS Rail Mass Transit Growth Infrastructure Fund	33,104,090
	6,984,000	CPN Commercial Growth Leasehold Property Fund	2,222,389
	34,421,700	TICON Industrial Growth Leasehold Property Fund (b)	12,369,088
	133,093,292	TRUE Telecommunication Growth Infrastructure Fund	49,035,711

		Total Thailand	96,731,278

		TOTAL INVESTMENT FUNDS (COST $249,710,961)	247,758,300

		RIGHTS/WARRANTS — 0.0%

		Brazil — 0.0%
	1,056	CETIP SA – Mercados Organizados Rights, Expires 06/16/15 Expires *	968

		TOTAL RIGHTS/WARRANTS (COST $1,136)	968

		MUTUAL FUNDS — 0.7%

		United States — 0.7%
		Affiliated Issuers
	788,289	GMO U.S. Treasury Fund	19,707,235

		TOTAL MUTUAL FUNDS (COST $19,707,234)	19,707,235

		SHORT-TERM INVESTMENTS — 0.4%

		Time Deposit — 0.1%
USD	2,186,583	Barclays (London) Time Deposit, 0.06%, due 06/01/15	2,186,583

		Total Time Deposits	2,186,583

		U.S. Government — 0.3%
	8,500,000	U.S Treasury Bill, 0.02%, due 10/22/15 (c) (d)	8,499,244

		Total U.S. Government	8,499,244

		TOTAL SHORT-TERM INVESTMENTS (COST $10,684,220)	10,685,827

		TOTAL INVESTMENTS — 94.0% (Cost $2,365,527,494)	2,460,327,341
		Other Assets and Liabilities (net) — 6.0%	158,234,177

		TOTAL NET ASSETS — 100.0%	$2,618,561,518

A summary of outstanding financial instruments at May 31, 2015 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
13,643	SET50	June 2015	$79,234,262	$564,419
5,200	SGX CNX Nifty Index	June 2015	88,084,635	(1,048,148)

			$167,318,897	$(483,729)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

As of May 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

ADS - American Depositary Share

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

ETF - Exchange-Traded Fund

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(b)	Affiliated company.

(c)	The rate shown represents yield-to-maturity.

(d)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

Currency Abbreviations:

USD - United States Dollar

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 86.7%

	Belgium — 0.2%
117,700	Anheuser-Busch InBev NV Sponsored ADR	14,189,912
24,517	Anheuser-Busch InBev NV	2,958,216

	Total Belgium	17,148,128

	Brazil — 5.6%
2,297,700	Aes Tiete SA	10,528,331
14,044,600	Banco do Brasil SA	100,233,564
5,581,100	Brasil Brokers Participacoes SA	3,941,084
654,543	CETIP SA	6,834,462
6,628,636	Cia de Saneamento Basico do Estado de Sao Paulo Sponsored ADR	38,512,375
1,307,200	Cia de Saneamento de Minas Gerais *	6,465,641
218,400	Cia Hering	884,211
1,829,900	Companhia de Saneamento Basico do Estado de Sao Paulo	10,653,311
1,267,000	Companhia Siderurgica Nacional SA Sponsored ADR	2,419,970
2,409,500	Cosan Ltd – Class A	14,962,995
2,109,501	CPFL Energia SA	12,804,114
546,518	CPFL Energia SA ADR	6,558,216
1,448,500	Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,941,529
422,200	Direcional Engenharia SA	742,027
3,951,409	Duratex SA	9,920,997
4,829,900	EDP-Energias do Brasil SA	15,931,409
1,157,800	Equatorial Energia SA	12,278,210
346,400	Even Construtora e Incorporadora SA	409,857
653,371	Grendene SA	3,561,829
1,593,937	Grupo BTG Pactual	15,382,595
1,576,874	Klabin SA	9,402,946
4,320,909	Light SA	23,053,527
917,000	LPS Brasil Consultoria de Imoveis SA	1,548,335
286,000	MRV Engenharia e Participacoes SA	682,171
404,600	Multiplus SA	4,832,902
260,700	Porto Seguro SA	2,962,667
694,600	Raia Drogasil SA	7,765,010
792,900	Sul America SA	3,267,356
3,246,600	Tim Participacoes SA	9,598,271
2,062,300	Tractebel Energia SA	21,909,065
3,531,451	Transmissora Alianca de Energia Eletrica SA	22,820,380
795,871	Ultrapar Participacoes SA	17,144,834

	Total Brazil	402,954,191

	China — 17.2%
4,962,000	Agile Property Holdings Ltd	3,798,915
177,288,590	Agricultural Bank of China Ltd – Class H	96,003,155
2,023,410	Aier Eye Hospital Group Co Ltd *	16,407,923
1,540,538	Anhui Conch Cement Co Ltd	6,347,223
19,812,000	Anton Oilfield Services Group	4,635,949

Shares	Description	Value ($)
	China — continued
68,000	Baidu Inc Sponsored ADR *	13,423,200
248,506,582	Bank of China Ltd – Class H	164,304,944
4,974,000	Beijing Enterprises Water Group Ltd *	4,234,627
5,338,000	Brilliance China Automotive Holdings Ltd	8,323,228
3,853,600	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd – Class H	2,943,359
113,681	Changyou.com Ltd ADR *	3,544,574
5,744,000	China BlueChemical Ltd – Class H *	2,544,534
58,408,200	China Communications Services Corp Ltd – Class H	32,113,252
6,503,608	China Construction Bank Corp – Class A	6,679,588
219,856,306	China Construction Bank Corp – Class H	218,940,773
1,885,000	China Everbright International Ltd	3,586,752
3,871,160	China Everbright Ltd	15,254,628
1,397,734	China International Travel Service Corp Ltd (a)	15,816,690
1,702,137	China Life Insurance Co Ltd – Class A	9,656,400
5,550,000	China Machinery Engineering Corp – Class H	7,400,768
1,178,000	China Merchants Bank Co Ltd – Class H	3,559,738
2,586,737	China Mobile Ltd	34,135,406
221,000	China Mobile Ltd Sponsored ADR	14,528,540
1,281,000	China Overseas Grand Oceans Group Ltd	715,849
11,628,400	China Overseas Land & Investment Ltd	41,802,857
1,363,695	China Pacific Insurance Group Co Ltd – Class A	7,079,544
5,060,790	China Railway Construction Corp Ltd – Class A	16,951,912
1,405,111	China Resources Land Ltd	4,457,016
3,978,000	China South City Holdings Ltd	1,519,059
418,000	China Taiping Insurance Holdings Co Ltd *	1,695,036
2,312,000	CIFI Holdings Group Co Ltd	653,221
1,987,026	CITIC Securities Co Ltd – Class A	9,722,296
8,179,970	CNOOC Ltd	12,733,428
1,949,000	Country Garden Holdings Co Ltd	889,289
7,741,000	Evergrande Real Estate Group Ltd	5,021,629
2,152,000	Future Land Development Holdings Ltd	466,565
283,000	Great Wall Motor Co Ltd – Class H	1,811,131
1,193,000	Greentown China Holdings Ltd	1,713,218
742,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	3,095,185
4,357,600	Guangzhou R&F Properties Co Ltd – Class H	5,092,676
4,317,543	Huaneng Power International Inc – Class A	7,527,975
3,798,400	Huaneng Power International Inc – Class H	5,049,665

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	China — continued
2,458,000	Hydoo International Holding Ltd	478,371
7,498,568	Industrial and Commercial Bank of China Ltd – Class A	6,143,364
249,326,347	Industrial and Commercial Bank of China – Class H	215,905,044
156,900	JD.com Inc ADR *	5,284,392
4,338,918	Jiangsu Expressway Co Ltd – Class A	6,071,983
4,858,650	Jiangxi Copper Co Ltd	9,593,992
163,275	Kweichow Moutai Co Ltd	6,943,273
334,000	Longfor Properties Co Ltd *	548,560
14,988,800	Lonking Holdings Ltd *	3,644,840
6,117,500	PICC Property & Casualty Co Ltd – Class H	13,960,186
640,263	Ping An Insurance (Group) Co of China Ltd – Class A	8,824,833
240,000	Ping An Insurance (Group) Co of China Ltd – Class H	3,516,692
894,900	Qingdao Haier Co Ltd – Class A	4,236,319
2,927,665	SAIC Motor Corp Ltd – Class A	11,311,274
1,857,312	SAIC Motor Corp Ltd – Class A	7,177,736
450,037	Shanghai Jahwa United Co Ltd – Class A	3,424,664
1,611,000	Shenzhou International Group Holdings Ltd	7,924,844
551,000	Shimao Property Holdings Ltd	1,174,729
5,708,500	Sinopec Engineering Group Co Ltd – Class H	5,585,399
2,469,000	SOHO China Ltd	1,681,139
252,406	TAL Education Group ADR *	9,142,145
2,307,880	Tong Ren Tang Technologies Co Ltd – Class H	4,194,625
413,400	Vipshop Holdings Ltd ADR *	10,322,598
1,305,039	Weichai Power Co Ltd – Class A	6,482,344
2,028,816	Weifu High-Technology Group Co Ltd – Class A	11,344,727
48,014,380	Yangzijiang Shipbuilding Holdings Ltd	51,421,545
4,718,000	Yuexiu Property Co Ltd	1,093,242
1,405,000	Yuzhou Properties Co Ltd	393,816
541,000	Zhuzhou CSR Times Electric Co Ltd – Class H	4,417,485

	Total China	1,238,425,878

	Colombia — 0.3%
10,276,882	Ecopetrol SA *	7,369,633
891,500	Ecopetrol SA Sponsored ADR *	12,926,750

	Total Colombia	20,296,383

	Czech Republic — 0.3%
225,099	CEZ AS	5,602,556
35,737	Komercni Banka AS	7,669,574
53,953	Pegas Nonwovens SA	1,727,563

Shares	Description	Value ($)
	Czech Republic — continued
11,414	Philip Morris CR AS	4,964,573

	Total Czech Republic	19,964,266

	Egypt — 0.4%
171,847	Alexandria Mineral Oils Co	1,039,588
76,145,636	Orascom Telecom Media And Technology Holding SAE *	9,957,000
2,255,875	Sidi Kerir Petrochemicals Co	4,041,085
9,546,821	Telecom Egypt Co	10,695,166

	Total Egypt	25,732,839

	Greece — 0.0%
260,283	Hellenic Telecommunications Organization SA *	2,303,430

	Hungary — 0.4%
10,094,829	Magyar Telekom Telecommunications Plc *	14,924,062
119,577	MOL Hungarian Oil and Gas Plc	6,250,204
393,212	OTP Bank Plc *	7,952,867

	Total Hungary	29,127,133

	India — 9.2%
428,000	Andhra Bank *	534,699
1,075,095	Ashoka Buildcon Ltd	3,022,516
2,504,719	Asian Paints Ltd	30,971,911
597,498	Aurobindo Pharma Ltd	12,821,476
290,321	Axis Bank Ltd (b)	2,632,757
7,150	Bayer Cropscience Ltd	403,107
129,790	Britannia Industries Ltd	5,167,688
47,968	Cairn India Ltd	144,775
1,426,243	Century Plyboards India Ltd	4,635,997
317,623	CESC Ltd	2,715,120
184,038	Colgate-Palmolive India Ltd	5,758,040
116,020	Credit Analysis & Research Ltd	2,795,524
588,628	Dabur India Ltd	2,499,102
187,849	Emami Ltd	3,293,926
627,738	Gujarat Pipavav Port Ltd *	2,170,247
14,366,572	HDFC Bank Ltd (b)	271,954,997
713,644	HDFC Bank Ltd ADR	42,547,455
1,478,481	Hero MotoCorp Ltd	62,229,249
336,878	J Kumar Infraprojects Ltd	3,738,701
2,987,560	Jai Balaji Industries Ltd *	514,061
525,915	JK Lakshmi Cement Ltd	2,809,841
1,527,544	Kiri Industries Ltd * (c)	2,536,753
436,607	KSK Energy Ventures Ltd *	324,322
270,271	Lupin Ltd	7,487,217
1,049,503	Maruti Suzuki India Ltd (b)	61,549,737
405,018	Mphasis Ltd	2,351,522
8,214	Multi Commodity Exchange of India Ltd (b)	165,551
2,602,504	NCC Ltd	3,399,707

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	India — continued
3,598,365	NMDC Ltd	7,283,000
259,647	Repco Home Finance Ltd	2,481,127
529,856	SKS Microfinance Ltd *	3,830,648
309,699	Supreme Industries Ltd	3,213,444
457,048	Techno Electric & Engineering Co Ltd	3,232,518
655,058	Ultratech Cement Ltd	30,649,027
95,239	United Spirits Ltd *	5,291,345
654,285	Voltas Ltd	3,395,520
4,241,217	Yes Bank Ltd	58,520,687

	Total India	659,073,314

	Indonesia — 1.2%
29,044,000	Astra International Tbk PT	16,009,969
52,639,500	Bakrie Telecom Tbk PT *	199,030
12,140,718	Bank Mandiri Persero Tbk PT	9,887,267
34,495,069	Gajah Tunggal Tbk PT	2,634,816
46,270,918	Harum Energy Tbk PT	4,090,198
6,394,991	Indo Tambangraya Megah Tbk PT	6,509,730
51,087,100	Kalbe Farma Tbk PT	7,100,564
3,615,000	Mitra Keluarga Karysehat Tbk PT *	6,970,849
12,364,800	Surya Citra Media Tbk PT	2,885,479
2,413,980	Tambang Batubara Bukit Asam Persero Tbk PT	1,788,985
3,097,692	Telekomunikasi Indonesia Persero Tbk PT	667,036
655,600	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	28,361,256
2,997,985	Tempo Scan Pacific Tbk PT	464,572

	Total Indonesia	87,569,751

	Malaysia — 0.1%
4,393,195	Lion Industries Corp Berhad *	477,565
8,144,994	Media Prima Bhd	3,398,216

	Total Malaysia	3,875,781

	Mexico — 0.3%
3,499,419	Cemex SA de CV CPO *	3,270,145
237,759	Cemex SAB de CV Sponsored ADR *	2,211,159
2,158,600	Fibra Uno Administracion SA de CV (REIT)	5,497,814
6,563,340	Genomma Lab Internacional SAB de CV – Class B *	7,181,830

	Total Mexico	18,160,948

	Panama — 0.1%
56,439	Copa Holdings SA – Class A	4,813,682

	Philippines — 0.8%
5,807,863	Aboitiz Power Corp	5,594,470
4,449,296	BDO Unibank Inc	10,763,462
2,470,970	Concepcion Industrial Corp	3,088,959
6,206,977	First Gen Corp	3,746,893

Shares	Description	Value ($)
	Philippines — continued
1,928,800	GMA Holdings Inc	263,607
210,017	GT Capital Holdings Inc	6,566,617
14,211,250	Lopez Holding Corp	2,388,818
4,673,000	Manila Water Co Inc	2,462,902
5,682,688	Puregold Price Club Inc	4,838,366
4,570,830	Robinsons Retail Holdings Inc	7,688,384
2,667,525	Semirara Mining & Power Corp	9,204,472

	Total Philippines	56,606,950

	Poland — 2.1%
1,040,566	Asseco Poland SA	16,681,458
1,572,110	Energa SA	9,624,003
1,024,997	Jastrzebska Spolka Weglowa SA *	4,075,227
1,471,017	KGHM Polska Miedz SA	45,233,762
10,527,880	PGE SA	57,750,629
61,268	Powszechny Zaklad Ubezpieczen SA	7,330,404
6,544,319	Synthos SA *	8,317,504
3,708,870	Tauron Polska Energia SA	4,714,456

	Total Poland	153,727,443

	Qatar — 0.1%
1,214,529	Qatar Gas Transport Co Nakilat	7,397,890
59,939	Qatar National Bank	3,080,510

	Total Qatar	10,478,400

	Russia — 8.1%
4,759,939	Aeroflot-Russian Airlines *	3,717,746
618,893	Bashneft OAO – Class S *	23,533,221
1,356,720	CTC Media Inc	4,341,504
839,817	Gazprom Neft JSC Sponsored ADR	11,042,074
85,654	Gazprom Neft – Class S *	224,405
24,625,996	Gazprom OAO Sponsored ADR	132,237,190
440,355	Global Ports Investments Plc GDR (Registered)	2,557,042
485,944	Globaltrans Investment Plc Sponsored GDR *	2,785,978
546,311	Lenta Ltd GDR *	4,661,151
2,522,285	Lukoil OAO Sponsored ADR	121,071,176
101,311	Magnit PJSC Sponsored GDR (Registered)	5,291,701
158,599	Mail.ru Group Ltd Sponsored GDR (Registered) *	3,631,658
473,262	MegaFon OAO GDR	7,259,912
3,445,900	Mobile Telesystems Sponsored ADR	36,044,114
708,702	Moscow Exchange MICEX-RTS-PJSC *	970,142
58,200	QIWI Plc Sponsored ADR	1,758,804
8,206,594	Rosneft OJSC GDR (Registered)	37,575,409
6,326,552	Sberbank Sponsored ADR	35,806,399
1,791,657	Sistema JSFC Sponsored GDR (Registered)	13,585,076
149,508	Sollers OJSC *	1,375,773

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Russia — continued
15,589,116	Surgutneftegas Sponsored ADR	94,722,774
1,114,337	Tatneft Sponsored ADR	37,337,897
133,600	Yandex NV – Class A *	2,408,808

	Total Russia	583,939,954

	South Africa — 1.5%
9,364,130	African Bank Investments Ltd * (a)	771
135,555	Aspen Pharmacare Holdings Ltd *	4,079,534
2,893,445	Capital Property Fund (REIT)	3,314,327
615,191	Coronation Fund Managers Ltd	4,483,461
371,197	Investec Ltd	3,360,993
2,332,978	Kumba Iron Ore Ltd	29,766,770
1,482,213	Life Healthcare Group Holdings Ltd	4,454,173
1,372,820	MTN Group Ltd	24,322,574
682,078	Sasol Ltd	24,125,940
84,300	Sasol Ltd Sponsored ADR	2,990,121
285,997	Truworths International Ltd	2,043,490
614,910	Wilson Bayly Holmes-Ovcon Ltd	5,835,051

	Total South Africa	108,777,205

	South Korea — 11.7%
332,225	BNK Financial Group Inc	4,699,367
61,929	Cheil Worldwide Inc *	1,148,765
1,068,440	Daou Technology Inc	17,472,292
931,921	DGB Financial Group Inc	11,018,402
180,051	Dongbu Insurance Co Ltd	8,323,909
118,152	Grand Korea Leisure Co Ltd	4,405,961
4,015	GS Home Shopping Inc	850,420
39,761	GS Retail Co Ltd	1,414,333
33,131	Halla Holdings Corp	2,038,932
72,656	Halla Visteon Climate Control Corp	2,409,347
914,199	Hana Financial Group Inc	24,410,932
273,105	Hankook Tire Co Ltd	10,795,909
847,175	Hankook Tire WorldwideCo Ltd	14,998,307
143,090	Hanwha Corp	5,557,709
47,559	Hyundai Home Shopping Network Corp	5,398,556
361,928	Hyundai Marine & Fire Insurance Co Ltd	9,071,018
445,609	Hyundai Mobis Co Ltd	89,746,385
569,331	Hyundai Motor Co	80,910,687
2,000,769	Industrial Bank of Korea	26,174,278
32,684	KB Financial Group Inc	1,183,212
2,495,757	Kia Motors Corp	107,105,750
31,844	KT&G Corp	2,765,169
2,333	LG Household & Health Care Ltd	1,697,579
351,005	LIG Insurance Co Ltd	8,447,362
432,743	Lumens Co Ltd	1,879,837
923,521	Magnachip Semiconductor Corp. *	6,621,646
471,376	Neowiz Games Corp *	8,096,895
448,614	Samick Musical Instruments Co Ltd	1,933,985
204,199	Samsung Electronics Co Ltd	240,214,624

Shares	Description	Value ($)
	South Korea — continued
21,237	Samsung Electronics Co Ltd GDR (Registered)	12,602,588
293,034	Seoyeon Co Ltd	3,316,848
125,045	SFA Engineering Corp	5,300,829
318,522	Shinhan Financial Group Co Ltd	11,923,662
96,693	Silicon Works Co Ltd	3,355,649
330,482	SK Innovation Co Ltd *	33,378,319
38,370	SK Telecom Co Ltd	8,482,100
1,103,300	SK Telecom Co Ltd ADR	26,964,652
3,665,141	Woori Bank	34,614,518

	Total South Korea	840,730,733

	Sri Lanka — 0.0%
85,883,101	Anilana Hotels & Properties Ltd * (c)	2,950,567

	Taiwan — 15.4%
1,004,522	Advantech Co Ltd	8,063,410
9,845,940	AmTRAN Technology Co Ltd	5,559,924
8,914,120	Asustek Computer Inc	87,630,002
1,066,000	Casetek Holdings Ltd	7,499,268
438,000	Catcher Technology Co Ltd	5,112,990
4,896,590	Chong Hong Construction Co Ltd	10,728,308
7,673,529	Chunghwa Telecom Co Ltd	24,273,045
80,922,111	Compal Electronics Inc	66,687,091
564,000	Coretronic Corp	724,831
1,367,590	Delta Electronics Inc	7,798,452
480,000	Dynapack International Technology Corp	1,148,413
19,352,374	E.Sun Financial Holding Co Ltd	13,149,845
672,000	Elan Microelectronics Corp	997,717
180,000	Elite Advanced Laser Corp	1,087,512
6,017,000	Elitegroup Computer Systems Co Ltd	6,179,581
3,292,084	Far EasTone Telecommunications Co Ltd	7,816,042
4,095,000	Faraday Technology Corp	5,454,738
324,000	Farglory Land Development Co Ltd	366,822
1,598,000	FLEXium Interconnect Inc	5,828,989
1,130,000	Formosa Chemicals & Fibre Corp	2,762,680
10,486,756	Foxconn Technology Co Ltd	36,811,078
6,519,200	Fubon Financial Holding Co Ltd	13,369,240
663,410	Giant Manufacturing Co Ltd	5,642,808
4,521,000	Gigabyte Technology Co Ltd	5,052,318
9,958,965	Highwealth Construction Corp	24,887,752
40,855,143	Hon Hai Precision Industry Co Ltd	131,679,705
14,858,000	HTC Corp *	49,724,266
2,320,000	Huaku Development Co Ltd	5,350,579
1,068,000	IEI Integration Corp	1,819,310
24,455,600	Inventec Co Ltd	17,481,184
668,000	Kinsus Interconnect Technology Corp	2,021,040
33,502,827	Lite-On Technology Corp	42,889,274

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
1,687,000	Lung Yen Life Service Corp	4,459,334
1,005,748	Makalot Industrial Co Ltd	8,628,647
844,030	MediaTek Inc	11,355,321
14,632,040	Mega Financial Holding Co Ltd	13,083,399
1,156,810	Novatek Microelectronics Corp Ltd	6,282,801
14,683,470	Pegatron Corp	43,680,595
1,852,580	Phison Electronics Corp	17,850,740
10,711,811	Powertech Technology Inc	22,766,357
608,000	President Chain Store Corp	4,386,290
27,391,550	Quanta Computer Inc	69,294,004
12,830,870	Radiant Opto-Electronics Corp	46,886,405
5,714,720	Realtek Semiconductor Corp	17,381,242
5,037,000	Ruentex Development Co Ltd	8,072,516
3,339,000	Ruentex Industries Ltd	7,804,297
3,534,780	Simplo Technology Co Ltd	16,228,333
2,775,060	Synnex Technology International Corp	4,109,746
21,598,680	Taishin Financial Holding Co Ltd	9,343,612
3,694,000	Taiwan Cement Corp	5,013,953
2,105,000	Taiwan Mobile Co Ltd	7,404,789
2,293,300	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	55,681,324
4,122,352	Taiwan Surface Mounting Technology Corp	5,042,960
219,000	Test Research Inc	481,442
222,000	Tong Hsing Electronic Industries Ltd	653,788
4,471,830	TPK Holding Co Ltd	29,656,389
5,465,160	Tripod Technology Corp	10,109,627
315,000	United Integrated Services Co Ltd	356,970
67,495,705	Wistron Corp	55,210,926
2,052,000	Wistron NeWeb Corp	6,322,217
4,047,050	WPG Holdings Co Ltd	5,204,322
8,716,000	Yuanta Financial Holding Co Ltd	5,097,098
3,243,670	Yungtay Engineering Co Ltd	6,913,684

	Total Taiwan	1,110,361,342

	Thailand — 3.0%
935,124	Advanced Info Service Pcl (Foreign Registered)	6,489,319
121,900	Airports of Thailand Pcl (Foreign Registered)	1,077,005
12,924,666	Bangchak Petroleum Pcl (Foreign Registered)	12,749,531
27,299,060	Bangkok Dusit Medical Services Pcl (Foreign Registered)	15,636,126
59,428,643	Banpu Pcl (Foreign Registered)	46,717,356
2,274,900	Carabao Group Pcl (Foreign Registered)	2,838,249
66,827,600	Chularat Hospital Pcl (Foreign Registered)	3,592,355

Shares	Description	Value ($)
	Thailand — continued
3,640,871	Electricity Generating Pcl (Foreign Registered)	16,313,808
2,978,301	Glow Energy Pcl (Foreign Registered)	7,903,560
2,511,851	Intouch Holdings Pcl (Foreign Registered) (b)	5,911,278
1,256,300	Intouch Holdings Pcl NVDR	2,894,270
720,100	Kasikornbank Pcl NVDR	4,162,235
2,659,900	Major Cineplex Group Pcl (Foreign Registered)	2,665,031
1,306,145	PTT Exploration & Production Pcl (Foreign Registered)	4,190,930
3,028,834	PTT Pcl (Foreign Registered)	31,218,438
4,522,202	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	7,689,901
10,046,250	Saha Pathana Inter-Holding Pcl (Foreign Registered)	7,320,666
65,057,023	Sansiri Pcl (Foreign Registered)	3,628,051
4,857,100	SPCG Pcl (Foreign Registered)	3,927,120
7,252,883	Thai Oil Pcl (Foreign Registered)	11,519,096
3,413,493	Tisco Financial Group Pcl (Foreign Registered) (b)	4,537,652
208,507	Tisco Financial Group Pcl NVDR	278,723
28,431,650	TTW Pcl (Foreign Registered)	9,369,817

	Total Thailand	212,630,517

	Turkey — 8.0%
9,645,577	Akbank TAS	28,715,192
18,261,431	Asya Katilim Bankasi AS *	5,212,750
1,420,302	Aygaz AS	5,358,615
2,342,477	Dogus Otomotiv Servis ve Ticaret AS	14,859,047
8,629,762	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	9,820,400
66,725,776	Emlak Konut Gayrimenkul Yatirim (REIT)	74,907,550
3,716,765	Enka Insaat ve Sanayi AS	7,225,520
5,966,726	Eregli Demir ve Celik Fabrikalari TAS	9,586,115
6,856,719	Gubre Fabrikalari TAS *	18,289,684
5,315,893	Haci Omer Sabanci Holding AS	19,956,365
7,619,409	Ipek Dogal Enerji Kaynaklari Ve Uretim AS *	7,713,076
2,489,145	Koza Altin Isletmeleri AS	25,033,330
12,145,804	Koza Anadolu Metal Madencilik Isletmeleri AS *	10,513,500
262,624	Pegasus Hava Tasimaciligi AS *	2,569,272
4,224,337	Tekfen Holding AS *	7,438,054
4,994,842	Turk Hava Yollari Anonim Ortakligi *	16,925,914
7,054,906	Turk Telekomunikasyon AS	18,406,303
297,894	Turk Traktor ve Ziraat Makineleri AS	8,328,631
11,059,590	Turkcell Iletisim Hizmetleri AS	48,204,140
134,400	Turkcell Iletisim Hizmetleri AS ADR	1,481,088
13,172,540	Turkiye Garanti Bankasi AS	41,671,585
13,501,382	Turkiye Halk Bankasi AS	67,673,823
26,917,650	Turkiye IS Bankasi – Class C	57,159,917

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Turkey— continued
28,145,355	Turkiye Vakiflar Bankasi TAO – Class D	48,563,272
15,357,323	Yapi ve Kredi Bankasi AS	23,745,636

	Total Turkey	579,358,779

	United Arab Emirates — 0.1%
416,932	Al Noor Hospitals Group Plc	6,080,533
34,556,473	Dana Gas PJSC *	4,014,584

	Total United Arab Emirates	10,095,117

	United Kingdom — 0.3%
163,693	British American Tobacco Plc	9,041,591
10,277	British American Tobacco Plc Sponsered ADR	1,137,870
135,821	Unilever Plc	6,007,766
47,000	Unilever Plc Sponsered ADR	2,075,050

	Total United Kingdom	18,262,277

	United States — 0.3%
196,724	Colgate-Palmolive Co.	13,139,196
117,956	Yum! Brands, Inc.	10,629,015

	Total United States	23,768,211

	Vietnam — 0.0%
568,188	Viet Nam Dairy Products JSC	2,733,017

	TOTAL COMMON STOCKS (COST $6,398,161,157)	6,243,866,236

	PREFERRED STOCKS — 9.7%

	Brazil — 5.3%
4,793,200	AES Tiete SA	25,573,361
4,056,400	Banco do Estado do Rio Grande do Sul SA – Class B	12,705,292
10,782,720	Cia Energetica de Minas Gerais Sponsored ADR	48,737,894
1,085,164	Companhia de Transmissao de Energia Eletrica Paulista	13,622,873
11,168,923	Companhia Energetica de Minas Gerais	49,705,090
1,953,100	Companhia Energetica de Sao Paulo – Class B	12,130,637
1,517,100	Companhia Paranaense de Energia Sponsored ADR	15,610,959
1,458,300	Companhia Paranaense de Energia – Class B	14,998,114
4,584,700	Eletropaulo Metropolitana SA *	23,540,060
244,016	Gerdau SA	663,973
3,766,788	Gerdau SA Sponsored ADR	10,434,003
500,000	Gol Linhas Aereas Inteligentes SA *	1,222,421
140,721	Gol Linhas Aereas Inteligentes SA ADR	347,581
9,382,795	Itausa-Investimentos Itau SA	25,972,524

Shares	Description	Value ($)
	Brazil — continued
3,363,981	Metalurgica Gerdau SA	8,234,960
4,962,642	Oi SA *	11,011,479
470,560	Oi SA ADR *	1,054,054
1,950,000	Telefonica Brasil SA	27,447,980
4,098,699	Telefonica Brasil SA ADR	57,668,695
993,900	Tim Participacoes SA ADR	14,769,354
764,400	Vale SA	4,020,759

	Total Brazil	379,472,063

	Russia — 2.7%
24,026,583	Sberbank *	22,039,585
12,100	Surgutneftegas OAO Sponsored ADR	88,330
213,898,443	Surgutneftegaz OJSC *	151,261,706
9,592	Transneft *	22,513,136

	Total Russia	195,902,757

	South Korea — 1.7%
328,567	Hyundai Motor Co	35,805,943
168,369	Hyundai Motor Co 2nd Preference	17,733,047
74,478	Samsung Electronics Co Ltd (Non-Voting)	72,295,392
713	Samsung Electronics Co Ltd GDR (Registered)	342,692

	Total South Korea	126,177,074

	TOTAL PREFERRED STOCKS (COST $864,344,824)	701,551,894

	INVESTMENT FUNDS — 1.2%

	China — 0.0%
245,374	The China A Share Fund Ltd – Class S2 * (a) (d)	2,294,245

	India — 0.1%
10,189	Fire Capital Mauritius Private Fund * (a) (d)	7,437,468
1,371,900	TDA India Technology Fund II LP * (a) (d)	280,448

	Total India	7,717,916

	Poland — 0.0%
1,749,150	Templeton EE FD * (a) (d)	194,281

	Russia — 0.0%
5,452,004	NCH Eagle Fund LP * (a) (d)	2,826,564

	Thailand — 0.3%
22,003,675	BTS Rail Mass Transit Growth Infrastructure Fund	6,805,787
1,460,262	CPN Commercial Growth Leasehold Property Fund	464,672
2,666,100	TICON Industrial Growth Leasehold Property Fund	958,036

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
28,561,800	TRUE Telecommunication Growth Infrastructure Fund	10,523,056

	Total Thailand	18,751,551

	United States — 0.8%
1,299,247	iShares MSCI Emerging Markets ETF	53,425,037

	TOTAL INVESTMENT FUNDS (COST $92,988,478)	85,209,594

	RIGHTS/WARRANTS — 0.0%

	Brazil — 0.0%
252	CETIP SA Rights, Expires 06/16/15 *	231

	Thailand — 0.0%
42,563,506	Sansiri PCL Warrants, Expires 11/24/17 *	341,621

	TOTAL RIGHTS/WARRANTS (COST $267)	341,852

	MUTUAL FUNDS — 1.0%

	United States — 1.0%
	Affiliated Issuers
2,798,327	GMO U.S. Treasury Fund	69,958,167

	TOTAL MUTUAL FUNDS (COST $69,958,167)	69,958,167

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 0.2%

		Time Deposits — 0.2%
USD	10,266,850	Barclays (London) Time Deposit, 0.06%, due 06/01/15	10,266,850
ZAR	416	Brown Brothers Harriman (Grand Cayman) Time Deposit, 5.80%, due 06/01/15	34
SGD	2,807,508	HSBC Bank (London) Time Deposit, 0.10%, due 06/01/15	2,082,567

		Total Time Deposits	12,349,451

		U.S. Government — 0.0%
	2,700,000	U.S. Treasury Bill, 0.02%, due 09/24/15 (e)	2,699,849

		Total U.S. Government	2,699,849

		TOTAL SHORT-TERM INVESTMENTS (COST $15,048,416)	15,049,300

		TOTAL INVESTMENTS — 98.8% (Cost $7,440,501,309)	7,115,977,043
		Other Assets and Liabilities (net) — 1.2%	85,874,302

		TOTAL NET ASSETS — 100.0%	$7,201,851,345

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2015
The China A Share Fund Ltd – Class S2	4/23/10	$2,453,738	0.03%	$2,294,245
Fire Capital Mauritius Private Fund	12/12/06-10/26/09	10,189,080	0.10%	7,437,468
NCH Eagle Fund LP	4/6/09	5,452,004	0.04%	2,826,564
TDA India Technology Fund II LP	2/23/00-3/23/04	—	0.00%	280,448
Templeton EE FD	12/5/97-6/24/02	471,720	0.00%	194,281

				$13,033,006

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

A summary of outstanding financial instruments at May 31, 2015 is as follows:

Swap Contracts

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
26,369,235	USD	6/15/2015	MSCI	Depreciation of Total Return on Asustek Computer Inc + (Monthly Fed Funds Rate minus 0.50%)	Appreciation of Total Return on Asustek Computer Inc	$(256,295)
5,437,285	USD	1/8/2016	BOA	Depreciation of Total Return on Cia Siderurgica Nacional SA + (Monthly BBA USD LIBOR minus 6.50%)	Appreciation of Total Return on Cia Siderurgica Nacional SA	(1,555,471)
1,017,683	USD	1/20/2016	BOA	Depreciation of Total Return on Gol Linhas Aereas Inteligentes SA + (Monthly BBA USD LIBOR minus 5.00%)	Appreciation of Total Return on Gol Linhas Aereas Inteligentes SA	(39,338)
895,402	USD	6/11/2015	MSCI	Depreciation of Total Return on Gol Linhas Aereas Inteligentes SA + (Monthly Fed Funds Rate minus 5.00%)	Appreciation of Total Return on Gol Linhas Aereas Inteligentes SA	(53,813)

						$(1,904,917)

As of May 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

BBA - British Banks Association

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

ETF - Exchange-Traded Fund

GDR - Global Depository Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(c)	Affiliated company.

(d)	Private placement securities are restricted as to resale.

(e)	The rate shown represents yield-to-maturity.

Counterparty Abbreviations:

BOA - Bank of America, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.2%

	Taiwan — 99.2%
2,241,850	AmTRAN Technology Co Ltd	1,265,955
888,323	Asustek Computer Inc	8,732,634
303,000	Chailease Holding Co Ltd	764,721
808,371	Chong Hong Construction Co Ltd	1,771,121
1,041,132	Chunghwa Telecom Co Ltd	3,293,327
5,179,486	Compal Electronics Inc	4,268,362
265,000	Delta Electronics Inc	1,511,118
363,000	Dynapack International Technology Corp	868,487
2,938,247	E.Sun Financial Holding Co Ltd	1,996,525
422,000	Elan Microelectronics Corp	626,543
162,650	Elite Advanced Laser Corp	982,688
648,767	Far EasTone Telecommunications Co Ltd	1,540,298
823,000	Faraday Technology Corp	1,096,276
368,000	Flexium Interconnect Inc	1,342,345
420,700	Formosa Chemicals & Fibre Corp	1,028,548
124,840	Foxconn Technology Co Ltd	438,219
1,230,000	Fubon Financial Holding Co Ltd	2,522,421
151,050	Giant Manufacturing Co Ltd	1,284,796
1,295,325	Highwealth Construction Corp	3,237,056
4,472,060	Hon Hai Precision Industry Co Ltd	14,413,841
804,028	HTC Corp *	2,690,786
538,000	Huaku Development Co Ltd	1,240,781
258,000	Kinsus Interconnect Technology Corp	780,581
1,163,259	Lite-On Technology Corp	1,489,168
449,000	Lung Yen Life Service Corp	1,186,865
197,037	Makalot Industrial Co Ltd	1,690,446
198,596	MediaTek Inc	2,671,850
2,378,609	Mega Financial Holding Co Ltd	2,126,859
247,995	Novatek Microelectronics Corp Ltd	1,346,896
522,000	Pegatron Corp	1,552,853
243,000	Phison Electronics Corp	2,341,453
1,420,475	Powertech Technology Inc	3,019,008
160,950	President Chain Store Corp	1,161,141
1,690,856	Quanta Computer Inc	4,277,457
1,360,670	Radiant Opto-Electronics Corp	4,972,143
763,870	Realtek Semiconductor Corp	2,323,300
946,000	Ruentex Development Co Ltd	1,516,101
624,600	Ruentex Industries Ltd	1,459,887
505,000	Simplo Technology Co Ltd	2,318,478
803,000	Synnex Technology International Corp	1,189,209
3,650,684	Taishin Financial Holding Co Ltd	1,579,290
894,550	Taiwan Cement Corp	1,214,194
422,000	Taiwan Mobile Co Ltd	1,484,475
297,700	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	7,228,156
821,640	Taiwan Surface Mounting Technology Corp	1,005,129
583,358	TPK Holding Co Ltd	3,868,727
925,000	Tripod Technology Corp	1,711,095
3,436,418	Wistron Corp	2,810,961
508,000	Wistron NeWeb Corp	1,565,149

Shares / Par Value		Description	Value ($)
		Taiwan — continued
	961,000	WPG Holdings Co Ltd	1,235,802
	1,962,000	Yuanta Financial Holding Co Ltd	1,147,373
	646,152	Yungtay Engineering Co Ltd	1,377,234

		Total Taiwan	120,568,128

		TOTAL COMMON STOCKS (COST $113,677,518)	120,568,128

		INVESTMENT FUNDS — 0.2%

		Taiwan — 0.2%
	12,529	iShares MSCI Taiwan ETF	204,724

		TOTAL INVESTMENT FUNDS (COST $207,825)	204,724

		MUTUAL FUNDS — 0.7%

		United States — 0.7%
		Affiliated Issuers
	35,535	GMO U.S. Treasury Fund	888,366

		TOTAL MUTUAL FUNDS (COST $888,366)	888,366

		SHORT-TERM INVESTMENTS — 0.1%

		Time Deposit — 0.1%
USD	148,226	Barclays (London) Time Deposit, 0.06%, due 06/01/15	148,226

		Total Time Deposits	148,226

		TOTAL SHORT-TERM INVESTMENTS (COST $148,226)	148,226

		TOTAL INVESTMENTS — 100.2% (Cost $114,921,935)	121,809,444
		Other Assets and Liabilities (net) — (0.2%)	(278,036)

		TOTAL NET ASSETS — 100.0%	$121,531,408

Notes to Schedule of Investments:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

*	Non-income producing security.

Currency Abbreviations:

USD - United States Dollar

As of May 31, 2015, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Emerging Countries Fund	41,709,646	3,496,618	(8,428,526)	(4,931,908)
Emerging Domestic Opportunities Fund	2,390,488,390	194,710,770	(124,871,819)	69,838,951
Emerging Markets Fund	7,619,865,413	603,246,234	(1,107,134,604)	(503,888,370)
Taiwan Fund	116,765,494	8,252,412	(3,208,462)	5,043,950

Investments in affiliated issuers

The Funds may make investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Funds’ Schedule of Investments.

A summary of the Funds’ transactions in the shares of other funds of GMO Trust during the period ended May 31, 2015 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Emerging Countries Fund
GMO U.S. Treasury Fund	$106,449	$746,008	$562,000	$8	$—	$290,458

Emerging Domestic Opportunities Fund
GMO U.S. Treasury Fund	$20,068,498	$362,976,737	$363,338,000	$13,684	$—	19,707,235

Emerging Markets Fund
GMO U.S. Treasury Fund	$32,421,399	$477,446,768	$439,910,000	$13,757	$—	$69,958,167

Taiwan Fund
GMO U.S. Treasury Fund	$307,249	$3,271,117	$2,690,000	$119	$—	$888,366

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2015 through May 31, 2015. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2016.

Investments in other affiliated issuers

An affiliated company is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2015 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Emerging Domestic Opportunities Fund
Gayatri Projects Ltd	$5,144,950	$—	$10,552	$—	$6,732,510
TICON Industrial Growth Leasehold Property Fund	12,556,252	—	—	231,135	12,369,088

	$17,701,202	$—	$10,552	$231,135	$19,101,598

Emerging Markets Fund
Anilana Hotels & Properties Ltd	$3,729,015	$—	$—	$—	$2,950,567
Kiri Industries Ltd	1,686,257	194,933	—	—	2,536,753

Totals	$5,415,272	$194,933	$—	$—	$5,487,320

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Unlisted securities (including fixed income securities) for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (the “Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2015, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds that were valued using fair value inputs obtained from that independent pricing service as of May 31, 2015. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or fair valued using inputs obtained from an independent pricing service. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of May 31, 2015 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service (Net)
Emerging Countries Fund	< 1%	89%
Emerging Domestic Opportunities Fund	—	73%
Emerging Markets Fund	< 1%	89%
Taiwan Fund	—	93%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2, and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). At May 31, 2015, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2015:

Description	Level 1	Level 2	Level 3		Total
Emerging Countries Fund
Asset Valuation Inputs
Common Stocks
Belgium	$84,392	$—	$—		$84,392
Brazil	453,302	1,182,955	—		1,636,257
China	168,652	5,993,281	—		6,161,933
Colombia	54,269	—	—		54,269
Czech Republic	—	489,843	—		489,843
Egypt	—	939,243	—		939,243
Hungary	—	9,642	—		9,642
India	232,518	3,429,340	—		3,661,858
Indonesia	—	564,272	—		564,272
Malaysia	—	33,670	—		33,670
Mexico	116,609	—	—		116,609
Panama	17,058	—	—		17,058
Philippines	—	268,151	—		268,151
Poland	—	411,044	—		411,044
Qatar	—	61,287	—		61,287
Russia	219,449	2,839,285	—		3,058,734
South Africa	17,735	604,355	13		622,103
South Korea	162,221	6,093,072	—		6,255,293
Taiwan	383,624	4,128,556	0	**	4,512,180
Thailand	—	1,207,518	—		1,207,518
Turkey	18,734	1,576,749	—		1,595,483
United Kingdom	8,830	87,027	—		95,857
United States	131,275	—	—		131,275

TOTAL COMMON STOCKS	2,068,668	29,919,290	13		31,987,971

Preferred Stocks
Brazil	707,454	1,305,712	—		2,013,166
Russia	—	937,521	—		937,521
South Korea	—	718,996	—		718,996

TOTAL PREFERRED STOCKS	707,454	2,962,229	—		3,669,683

Description	Level 1	Level 2	Level 3	Total
Emerging Countries Fund (continued)
Asset Valuation Inputs (continued)
Investment Funds
Thailand	$—	$211,237	$—	$211,237
United States	486,039	—	—	486,039

TOTAL INVESTMENT FUNDS	486,039	211,237	—	697,276

Rights/Warrants
Brazil	2	—	—	2
Thailand	627	—	—	627

TOTAL RIGHTS/WARRANTS	629	—	—	629

Mutual Funds
United States	290,458	—	—	290,458

TOTAL MUTUAL FUNDS	290,458	—	—	290,458

Short-Term Investments	131,721	—	—	131,721

Total Investments	3,684,969	33,092,756	13	36,777,738

Total	$3,684,969	$33,092,756	$13	$36,777,738

Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Belgium	$—	$60,063,110	$—	$60,063,110
Brazil	—	73,560,618	—	73,560,618
China	131,952,575	374,436,707	—	506,389,282
France	—	10,662,119	—	10,662,119
India	—	353,075,346	—	353,075,346
Indonesia	—	65,522,298	—	65,522,298
Malaysia	—	9,276,632	—	9,276,632
Mexico	37,138,201	—	—	37,138,201
Panama	11,475,599	—	—	11,475,599
Philippines	—	160,873,250	—	160,873,250
Qatar	—	34,204,623	—	34,204,623
Russia	11,525,562	67,799,813	—	79,325,375
South Africa	—	46,084,437	—	46,084,437
South Korea	—	59,481,378	—	59,481,378
Switzerland	—	38,050,906	—	38,050,906
Taiwan	—	186,229,800	—	186,229,800
Thailand	—	141,232,333	—	141,232,333
Turkey	—	51,223,528	—	51,223,528
United Arab Emirates	—	20,074,005	—	20,074,005
United Kingdom	11,386,039	51,303,219	—	62,689,258
United States	156,017,513	—	—	156,017,513
Vietnam	—	14,764,147	—	14,764,147

TOTAL COMMON STOCKS	359,495,489	1,817,918,269	—	2,177,413,758

Preferred Stocks
Brazil	4,205,296	555,957	—	4,761,253

TOTAL PREFERRED STOCKS	4,205,296	555,957	—	4,761,253

Investment Funds
China	61,539,996	—	—	61,539,996
South Korea	26,726,720	—	—	26,726,720
Taiwan	62,760,306	—	—	62,760,306
Thailand	—	96,731,278	—	96,731,278

TOTAL INVESTMENT FUNDS	151,027,022	96,731,278	—	247,758,300

Rights/Warrants
Brazil	968	—	—	968

TOTAL RIGHTS/WARRANTS	968	—	—	968

Mutual Funds
United States	19,707,235	—	—	19,707,235

TOTAL MUTUAL FUNDS	19,707,235	—	—	19,707,235

Description	Level 1	Level 2	Level 3	Total
Emerging Domestic Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	$10,685,827	$—	$—	$10,685,827

Total Investments	545,121,837	1,915,205,504	—	2,460,327,341

Derivatives*
Futures Contracts
Equity Risk	—	564,419	—	564,419

Total	$545,121,837	$1,915,769,923	$—	$2,460,891,760

Liability Valuation Inputs
Derivatives*
Futures Contracts
Equity Risk	$—	$(1,048,148)	$—	$(1,048,148)

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Belgium	$14,189,912	$2,958,216	$—	$17,148,128
Brazil	62,453,556	340,500,635	—	402,954,191
China	56,245,449	1,166,363,739	15,816,690	1,238,425,878
Colombia	20,296,383	—	—	20,296,383
Czech Republic	—	19,964,266	—	19,964,266
Egypt	—	25,732,839	—	25,732,839
Greece	—	2,303,430	—	2,303,430
Hungary	—	29,127,133	—	29,127,133
India	42,547,455	616,525,859	—	659,073,314
Indonesia	28,361,256	59,208,495	—	87,569,751
Malaysia	—	3,875,781	—	3,875,781
Mexico	18,160,948	—	—	18,160,948
Panama	4,813,682	—	—	4,813,682
Philippines	—	56,606,950	—	56,606,950
Poland	—	153,727,443	—	153,727,443
Qatar	—	10,478,400	—	10,478,400
Russia	44,553,230	539,386,724	—	583,939,954
South Africa	2,990,121	105,786,313	771	108,777,205
South Korea	33,586,298	807,144,435	—	840,730,733
Sri Lanka	—	2,950,567	—	2,950,567
Taiwan	55,681,324	1,054,680,018	—	1,110,361,342
Thailand	—	212,630,517	—	212,630,517
Turkey	1,481,088	577,877,691	—	579,358,779
United Arab Emirates	—	10,095,117	—	10,095,117
United Kingdom	3,212,920	15,049,357	—	18,262,277
United States	23,768,211	—	—	23,768,211
Vietnam	—	2,733,017	—	2,733,017

TOTAL COMMON STOCKS	412,341,833	5,815,706,942	15,817,461	6,243,866,236

Preferred Stocks
Brazil	148,622,540	230,849,523	—	379,472,063
Russia	88,330	195,814,427	—	195,902,757
South Korea	—	126,177,074	—	126,177,074

TOTAL PREFERRED STOCKS	148,710,870	552,841,024	—	701,551,894

Investment Funds
China	—	—	2,294,245	2,294,245
India	—	—	7,717,916	7,717,916
Poland	—	—	194,281	194,281
Russia	—	—	2,826,564	2,826,564
Thailand	—	18,751,551	—	18,751,551
United States	53,425,037	—	—	53,425,037

TOTAL INVESTMENT FUNDS	53,425,037	18,751,551	13,033,006	85,209,594

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Rights/Warrants
Brazil	$231	$—	$—	$231
Thailand	341,621	—	—	341,621

TOTAL RIGHTS/WARRANTS	341,852	—	—	341,852

Mutual Funds
United States	69,958,167	—	—	69,958,167

TOTAL MUTUAL FUNDS	69,958,167	—	—	69,958,167

Short-Term Investments	15,049,300	—	—	15,049,300

Total Investments	699,827,059	6,387,299,517	28,850,467	7,115,977,043

Total	$699,827,059	$6,387,299,517	$28,850,467	$7,115,977,043

Liability Valuation Inputs
Derivatives*
Swap Contracts
Equity Risk	$—	$(1,904,917)	$—	$(1,904,917)

Taiwan Fund
Asset Valuation Inputs
Common Stocks
Taiwan	$7,228,156	$113,339,972	$—	$120,568,128

TOTAL COMMON STOCKS	7,228,156	113,339,972	—	120,568,128

Investment Funds
Taiwan	204,724	—	—	204,724

TOTAL INVESTMENT FUNDS	204,724	—	—	204,724

Mutual Funds
United States	888,366	—	—	888,366

TOTAL MUTUAL FUNDS	888,366	—	—	888,366

Short-Term Investments	148,226	—	—	148,226
Total Investments	8,469,472	113,339,972	—	121,809,444

Total	$8,469,472	$113,339,972	$—	$121,809,444

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Represents the interest in securities that were determined to have a value of zero at May 31, 2015.

The underlying GMO funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ portfolio valuation notes.

For all Funds for the period ended May 31, 2015, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2015	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*	Balances as of May 31, 2015	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2015
Emerging Countries Fund
Common Stocks
South Africa	$14	$—	$—	$—	$—	$(1)	$—	$—	$13	$(1)

Total	$14	$—	$—	$—	$—	$(1)	$—	$—	$13	$(1)

Emerging Markets Fund
Common Stocks
China	$5,528,118	$393,777	$(6,572,273)	$—	$3,183,973	$(2,533,595)	$15,816,690	$—	$15,816,690	$—
South Africa	803	—	—	—	—	(32)	—	—	771	(32)

Total Common Stocks	$5,528,921	$393,777	$(6,572,273)	$—	$3,183,973	$(2,533,627)	$15,816,690	$—	$15,817,461	$(32)

Investment Funds
China	$2,290,074	$—	$—	$—	$—	$4,171	$—	$—	$2,294,245	$4,171
India	8,222,471	—	—	—	—	(504,555)	—	—	7,717,916	(504,555)
Poland	195,901	—	—	—	—	(1,620)	—	—	194,281	(1,620)
Russia	3,125,291	—	—	—	—	(298,727)	—	—	2,826,564	(298,727)

Total Investment Funds	13,833,737	—	—	—	—	(800,731)	—	—	13,033,006	(800,731)

Total	$19,362,658	$393,777	$(6,572,273)	$—	$3,183,973	$(3,334,358)	$15,816,690	$—	$28,850,467	$(800,763)

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Fund’s net assets) as of May 31, 2015 were as follows:

Fund Name	Level 3 securities and derivatives
Emerging Countries Fund	< 1%
Emerging Domestic Opportunities Fund	—
Emerging Markets Fund	< 1%
Taiwan Fund	—

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Other matters

Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted some of EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets is small relative to the size of EMF, representing approximately 0.06% of the Fund’s total net assets as of May 31, 2015. The effect of this claim on the value of the restricted assets, and all matters relating to EMF’s response to these allegations, are subject to the supervision and control of GMO Trust’s Board of Trustees. Any costs in respect of this matter will be borne by EMF.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Market Risk – Equities	X	X	X	X
Illiquidity Risk	X	X	X	X
Smaller Company Risk	X	X	X	X
Derivatives Risk	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X
Currency Risk	X	X	X	X
Focused Investment Risk	X	X	X	X
Leveraging Risk	X	X	X	X
Counterparty Risk	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X
Large Shareholder Risk	X	X	X	X
Management and Operational Risk	X	X	X	X
Fund of Funds Risk	X	X	X	X
Non-Diversified Funds	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and/or other investment companies (collectively, “underlying Funds”) is exposed to the risks to which the underlying Funds in which it invests are exposed as well as the risk that investments made through underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through its underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities. Funds that invest in equities run the risk that the market prices of those investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and the market prices of equities can decline in a rapid or unpredictable manner. If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s overestimation of those investments. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed or defaulted instruments, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other over-the-counter (“OTC”) contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund will typically not receive the collateral for one or more days after the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

There is little case or other law interpreting the terms of most derivatives or characterizing their tax treatment. A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), it is possible the Fund could not execute all components of the package on the swap execution facility. In that case, the Fund would need to trade certain components of the package on the swap execution facility and other components of the package in another manner, which could subject the Fund to the risk that certain of the components of the package would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have proposed mandatory minimum margin requirements for uncleared derivatives. Such requirements could increase the amount of margin required to be provided by a Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity or increasing transaction costs. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Short Investment Exposure. Some Funds may make short sales as part of their investment programs in an attempt to increase their returns or for hedging purposes. Many Funds may make short sales “against the box,” meaning the Fund may make short sales where the Fund owns, or has the right to acquire at no added cost, securities or currencies identical to those sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund.

In addition, some Funds are permitted to engage in short sales of securities or currencies, including securities or currencies that they do not own. To do so, a Fund borrows a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sells it to a third party. If a Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses. A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. Non-U.S. securities markets often include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. The reporting, accounting, custody and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it receives or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek to collect a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and, particularly in light of the costs involved, it may decide not to pursue a refund, even if eligible. The outcome of a Fund’s pursuit of a refund is not predictable, and some refunds may not be reflected in the net asset value of a Fund.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of GMO’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies, industries, or issuers that are subject to the same or similar risk factors or whose security prices have strong correlations (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will still have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. To the extent that GMO’s view with respect to a particular counterparty changes adversely (whether due to external events or otherwise), existing transactions will not necessarily be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered a desirable counterparty if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and may continue to be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held in the omnibus account for the relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodity Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly impair the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, a default by the U.S. government or a downgrade of its credit rating would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. GMO Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for shareholders. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO’s ability to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds GMO uses quantitative analyses and models as part of its investment process. Any imperfections, errors, or limitations in those analyses and models could affect a Fund’s performance. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies (such as the Funds) and their service providers (including GMO) may be prone to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of underlying funds, including other GMO Funds, closed-end funds, money market funds, ETFs and other investment companies are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Many of the Funds that invest in shares of other GMO Funds are subject to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

A Fund’s investments in one or more underlying Funds could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, which could require the Fund in turn to liquidate investments, including when it is not advantageous to do so, in order for the Fund or its shareholders to make required distributions.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers and/or foreign currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Emerging Countries Fund
•	Emerging Domestic Opportunities Fund
•	Emerging Markets Fund
•	Taiwan Fund

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and that are taken in attempting to respond to adverse market, economic, political or other conditions. The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended May 31, 2015, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund
Futures Contracts
Adjust exposure to certain securities markets		X
Swap contracts
Substitute for direct investment in securities			X
Achieve returns comparable to holding and lending a direct equity position			X
Rights and/or warrants
Received as a result of corporate actions	X	X	X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. A “quanto” option combines an index option and a foreign currency barrier element on exercise date. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various types of swap contracts, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure as of May 31, 2015.

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Countries Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$629	$—	$—	$—	$629

Total	$—	$629	$—	$—	$—	$629

Emerging Domestic Opportunities Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$968	$—	$—	$—	$968
Unrealized Appreciation on Futures Contracts	—	564,419	—	—	—	564,419

Total	$—	$565,387	$—	$—	$—	$565,387

Liabilities:
Unrealized Depreciation on Futures Contracts	$—	$(1,048,148)	$—	$—	$—	$(1,048,148)

Total	$—	$(1,048,148)	$—	$—	$—	$(1,048,148)

Emerging Markets Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$341,852	$—	$—	$—	$341,852

Total	$—	$341,852	$—	$—	$—	$341,852

Liabilities:
Unrealized Depreciation on Swap Contracts	$—	$(1,904,917)	$—	$—	$—	$(1,904,917)

Total	$—	$(1,904,917)	$—	$—	$—	$(1,904,917)

The average derivative activity, based on absolute values (futures contracts, rights and/or warrants) or notional amounts (swap contracts) outstanding at each month-end, was as follows for the period ended May 31, 2015:

Fund Name	Futures Contracts ($)	Swap Contracts ($)	Rights and/or Warrants ($)
Emerging Countries Fund	—	—	966
Emerging Domestic Opportunities Fund	158,770,050	—	323
Emerging Markets Fund	—	41,849,122	369,568

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 88.1%

	Australia — 0.0%
9,000	Woodside Petroleum Ltd	251,051

	Austria — 0.0%
14,308	OMV AG	405,963
8,960	Voestalpine AG	372,530

	Total Austria	778,493

	Belgium — 0.1%
2,550	Belgacom SA	88,542
10,024	Colruyt SA	450,632
9,255	Delhaize Group *	826,121

	Total Belgium	1,365,295

	Brazil — 0.1%
29,500	Cia Hering	119,433
17,000	Companhia de Saneamento Basico do Estado de Sao Paulo	98,971
196,400	Companhia Siderurgica Nacional SA	379,695
17,818	CPFL Energia SA	108,150
50,400	Cyrela Brazil Realty SA Empreendimentos e Participacoes	171,939
66,600	Tim Participacoes SA	196,897
15,700	Tractebel Energia SA	166,791

	Total Brazil	1,241,876

	Canada — 0.3%
40,400	Suncor Energy Inc	1,180,878
23,200	Valeant Pharmaceuticals International Inc *	5,539,464

	Total Canada	6,720,342

	Chile — 0.0%
1,021,507	Enersis SA	347,761

	China — 3.1%
400,000	Air China Ltd – Class H	488,073
259,000	Alibaba Group Holding Ltd Sponsored ADR *	23,133,880
194,000	Anta Sports Products Ltd	448,457
956,000	Belle International Holdings Ltd	1,219,136
590,000	China BlueChemical Ltd – Class H *	261,364
907,000	China Coal Energy Co Ltd *	552,961
1,211,000	China Communications Construction Co Ltd – Class H	2,075,553
106,000	China Merchants Holdings International Co Ltd – Class H	465,285
1,049,000	China Mobile Ltd	13,842,938
1,034,000	China National Building Material Co Ltd	1,099,226
314,000	China Oilfield Services Ltd – Class H	578,824
5,332,000	China Petroleum & Chemical Corp	4,677,817
446,000	China Railway Construction Corp Ltd	820,738
759,000	China Railway Group Ltd	977,787
316,000	China Resources Cement Holdings Ltd	193,735

Shares	Description	Value ($)
	China — continued
186,000	China Resources Enterprise Ltd	554,145
286,000	China Resources Power Holdings Co Ltd	794,481
1,283,000	China Shenhua Energy Co Ltd	3,140,239
3,106,000	China Telecom Corp Ltd – Class H	2,104,005
362,000	China Unicom Hong Kong Ltd	614,527
233,000	CITIC Pacific Ltd	448,831
3,930,000	CNOOC Ltd	6,117,672
226,000	COSCO Pacific Ltd	323,038
818,000	Datang International Power Generation Co Ltd	478,985
602,000	Dongfeng Motor Group Co Ltd – Class H	978,856
191,000	Fosun International Ltd *	487,902
1,865,000	Geely Automobile Holdings Ltd	958,999
3,229,000	GOME Electrical Appliances Holding Ltd	848,385
252,395	Guangdong Investments Ltd	351,736
255,000	Huabao International Holdings Ltd	242,720
600,000	Huaneng Power International Inc – Class H	797,651
128,000	Jiangsu Expressway Co Ltd	177,169
458,000	Kunlun Energy Co Ltd	495,858
3,626,000	PetroChina Co Ltd	4,273,106
840,000	Shanghai Electric Group Co Ltd	876,354
50,000	Shanghai Industrial Holdings Ltd	191,968
264,500	Shenzhen International Holdings Ltd	470,880
68,000	Shenzhou International Group Holdings Ltd	334,506
554,000	Sinotrans Ltd – Class H	431,894
68,000	Weichai Power Co Ltd	252,270
730,000	Yanzhou Coal Mining Co Ltd	646,429
196,000	Zhejiang Expressway Co Ltd – Class H	303,675
1,430,000	Zijin Mining Group Co Ltd	642,592

	Total China	79,174,647

	Colombia — 0.0%
447,654	Ecopetrol SA *	321,016

	Czech Republic — 0.0%
37,925	CEZ AS	943,927

	Denmark — 0.0%
395	AP Moeller – Maersk A/S – Class A	761,361
1,089	Carlsberg A/S – Class B	99,997

	Total Denmark	861,358

	France — 2.2%
9,278	Cie Generale des Etablissements Michelin – Class B	992,696
3,645	Compagnie de Saint-Gobain	169,537
144,049	GDF Suez	2,903,666
55,322	LVMH Moet Hennessy Louis Vuitton SE	9,827,747
255,418	Orange SA	4,026,400
153,424	Renault SA	15,883,115
43,751	Sanofi	4,308,618
10,257	Schneider Electric SA	773,278

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	France — continued
280,852	Total SA	14,173,325
153,126	Vivendi SA	3,890,785

	Total France	56,949,167

	Germany — 1.0%
62,920	BASF SE	5,837,383
16,619	Bayerische Motoren Werke AG	1,841,207
46,248	Daimler AG (Registered)	4,337,824
186,824	Deutsche Telekom AG	3,222,839
232,492	E.ON AG	3,421,133
5,243	K+S AG (Registered)	171,057
26,903	RWE AG	629,007
65,207	SAP AG	4,841,239
3,203	Siemens AG	337,494
1,634	Volkswagen AG	394,411

	Total Germany	25,033,594

	Greece — 0.0%
26,530	Hellenic Telecommunications Organization SA *	234,783
22,014	OPAP SA	213,987

	Total Greece	448,770

	India — 0.2%
168,236	Bharat Heavy Electricals Ltd	667,060
102,425	Cairn India Ltd	309,134
64,577	GAIL India Ltd	384,041
53,202	Hindustan Petroleum Corp Ltd	563,786
237,027	Jindal Steel & Power Ltd	441,425
175,740	NTPC Ltd	376,926
120,492	Oil & Natural Gas Corp Ltd	616,320
81,790	Reliance Energy Ltd	527,787
12,253	Tata Motors Ltd Sponsored ADR	469,290
59,820	UPL Ltd	499,080

	Total India	4,854,849

	Indonesia — 0.1%
1,713,100	Astra International Tbk PT	944,315
403,900	Perusahaan Gas Negara Persero Tbk PT	130,957
115,700	Semen Gresik Persero Tbk PT	117,535
6,174,300	Telekomunikasi Indonesia Persero Tbk PT	1,329,532
142,500	United Tractors Tbk PT	218,473

	Total Indonesia	2,740,812

	Ireland — 0.0%
6,440	CRH Plc	180,381

	Israel — 0.1%
26,100	Check Point Software Technologies Ltd *	2,211,192

Shares	Description	Value ($)
	Italy — 0.4%
551,632	Enel SPA	2,681,339
294,290	ENI SPA	5,303,285
1,046,083	Telecom Italia SPA *	1,286,583
862,907	Telecom Italia SPA-Di RISP *	854,232

	Total Italy	10,125,439

	Japan — 3.0%
6,000	Aisin Seiki Co Ltd	275,808
900	Asatsu-DK Inc	22,849
17,200	Canon Inc	593,542
32,700	Honda Motor Co Ltd	1,124,392
72,400	INPEX Corp	888,137
174,900	Itochu Corp	2,350,697
46,788	Japan Tobacco Inc	1,697,936
15,600	K’s Holdings Corp	584,468
517,515	KDDI Corp	11,649,619
92,000	Kyocera Corp	4,992,386
138,900	Marubeni Corp	810,637
120,400	Mitsubishi Corp	2,689,243
119,700	Mitsui & Co Ltd	1,673,978
61,000	Nippon Telegraph & Telephone Corp	4,218,736
2,032,660	Nissan Motor Co Ltd	21,110,893
903,300	NTT Docomo Inc	16,230,987
9,000	Osaka Gas Co Ltd	35,950
1,500	Shimamura Co Ltd	161,073
85,700	Sojitz Corp	213,111
115,900	Sumitomo Corp	1,374,712
4,650	Suzuken Co Ltd	150,970
7,500	Takeda Pharmaceutical Co., Ltd	363,841
19,500	Toyota Tsusho Corp	544,734
39,600	Toyota Motor Corp	2,731,628
88,200	Yamada Denki Co Ltd	370,184

	Total Japan	76,860,511

	Malaysia — 0.0%
103,400	Sime Darby Bhd	234,544

	Mexico — 0.1%
3,236,764	America Movil SAB de CV – Class L	3,400,947

	Netherlands — 0.6%
45,263	Koninklijke Ahold NV	919,447
358,167	Unilever NV CVA	15,301,981

	Total Netherlands	16,221,428

	Norway — 0.2%
129,518	Statoil ASA	2,418,179
32,763	Telenor ASA	741,768
12,837	Yara International ASA	646,784

	Total Norway	3,806,731

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Philippines — 0.0%
6,830	Philippine Long Distance Telephone Co	425,878

	Poland — 0.1%
87,589	Orange Polska SA	242,941
146,065	PGE SA	801,239
51,104	Polski Koncern Naftowy Orlen SA	963,885

	Total Poland	2,008,065

	Portugal — 0.0%
47,237	EDP-Energias de Portugal SA	184,280

	Russia — 1.1%
2,086,762	Gazprom OAO Sponsored ADR	11,205,538
280,448	Lukoil OAO Sponsored ADR	13,461,670
214,352	Rosneft OJSC GDR (Registered)	981,450
30,858	Severstal PAO GDR (Registered)	373,422
232,917	Surgutneftegas Sponsored ADR	1,415,253
38,517	Tatneft Sponsored ADR	1,290,583
35,844	Uralkali PJSC Sponsored GDR (Registered)	488,452

	Total Russia	29,216,368

	South Africa — 0.5%
18,176	Barloworld Ltd	147,158
29,671	Bidvest Group Ltd	735,579
47,371	Foschini Ltd	634,860
64,199	Gold Fields Ltd	221,040
71,380	Impala Platinum Holdings Ltd *	360,484
21,439	Imperial Holdings Ltd	321,290
216,052	MTN Group Ltd	3,827,844
73,870	Sasol Ltd	2,612,873
21,718	Spar Group Ltd (The)	332,942
77,762	Steinhoff International Holdings Ltd	481,901
87,881	Telkom South Africa Ltd *	502,075
25,674	Tiger Brands Ltd	593,214
65,123	Truworths International Ltd	465,313
40,413	Vodacom Group Ltd	444,937

	Total South Africa	11,681,510

	South Korea — 2.8%
2,202	CJ Corp	475,191
7,386	Daelim Industrial Co Ltd	519,544
6,033	GS Holdings	268,846
10,480	Hanwha Corp	407,050
4,573	Hyosung Corp	472,700
2,542	Hyundai Department Store Co Ltd	350,114
17,010	Hyundai Engineering & Construction	675,592
6,386	Hyundai Heavy Industries Co Ltd *	744,868
19,343	Hyundai Mobis Co Ltd	3,895,712
39,127	Hyundai Motor Co	5,560,548
12,417	Hyundai Steel Co	834,086
9,378	Kangwon Land Inc	340,168
90,906	Kia Motors Corp	3,901,243

Shares	Description	Value ($)
	South Korea — continued
11,670	Korea Electric Power Corp	484,814
12,018	KT&G Corp	1,043,581
3,967	LG Chem Ltd	888,596
41,953	LG Display Co Ltd	1,105,881
14,179	LG Electronics Inc	706,444
12,878	LG International Corp	484,529
3,005	Lotte Chemical Corp	636,127
1,779	Lotte Shopping Co Ltd	405,509
11,851	POSCO	2,609,354
8,976	S-Oil Corp	532,415
8,513	Samsung Electro-Mechanics Co Ltd	422,844
33,571	Samsung Electronics Co Ltd	39,492,089
37,103	Samsung Heavy Industries Co Ltd	596,420
930	Shinsegae Co Ltd	203,565
7,526	SK Holdings Co Ltd	1,212,874
13,318	SK Innovation Co Ltd *	1,345,103
35,415	SK Networks Co Ltd	263,181
3,197	SK Telecom Co Ltd	706,731

	Total South Korea	71,585,719

	Spain — 0.4%
301,974	Iberdrola SA	2,086,904
92,948	Repsol YPF SA	1,769,369
432,254	Telefonica SA	6,126,921

	Total Spain	9,983,194

	Sweden — 0.1%
57,201	Alfa Laval AB	1,080,568
18,260	Ericsson LM – Class B	205,527
179,505	TeliaSonera AB	1,059,222

	Total Sweden	2,345,317

	Switzerland — 2.2%
28,254	ABB Ltd (Registered) *	619,527
499,808	Nestle SA (Registered)	38,723,638
96,976	Novartis AG (Registered)	9,952,801
6,960	Swatch Group AG *	2,767,111
159	Swisscom AG (Registered)	92,171
9,162	Syngenta AG (Registered)	4,169,050

	Total Switzerland	56,324,298

	Taiwan — 1.2%
376,842	Acer Inc *	224,443
519,000	Advanced Semiconductor Engineering Inc	740,162
165,000	Asustek Computer Inc	1,622,028
905,000	AU Optronics Corp	492,958
239,000	Chunghwa Telecom Co Ltd	756,009
846,000	Compal Electronics Inc	697,180
134,000	Far EasTone Telecommunications Co Ltd	318,142
110,000	Formosa Plastics Corp	269,720
232,000	Foxconn Technology Co Ltd	814,377
2,986,000	Hon Hai Precision Industry Co Ltd	9,624,140

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
199,000	HTC Corp *	665,980
1,358,000	Innolux Display Corp	835,688
499,000	Inventec Co Ltd	356,692
296,000	Lite-On Technology Corp	378,930
34,000	MediaTek Inc	457,426
96,000	Novatek Microelectronics Corp Ltd	521,390
260,000	Pegatron Corp	773,452
189,000	Pou Chen Corp	270,558
90,000	Powertech Technology Inc *	191,282
496,000	Quanta Computer Inc	1,254,760
72,000	Radiant Opto-Electronics Corp	263,101
104,000	Realtek Semiconductor Corp	316,314
335,000	Siliconware Precision Industries Co	551,018
26,000	Simplo Technology Co Ltd	119,367
212,000	Taiwan Cement Corp	287,753
135,000	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	3,277,800
393,297	Taiwan Semiconductor Manufacturing Co Ltd	1,870,930
243,000	Uni-President Enterprises Corp	432,181
1,310,000	United Microelectronics Corp	592,296
542,000	Wistron Corp	443,351
152,000	WPG Holdings Co Ltd	195,465

	Total Taiwan	29,614,893

	Thailand — 0.1%
85,600	PTT Exploration & Production Pcl (Foreign Registered)	274,658
124,599	PTT Pcl (Foreign Registered)	1,284,252

	Total Thailand	1,558,910

	Turkey — 0.2%
59,163	Arcelik AS	320,807
193,756	Enka Insaat ve Sanayi AS	376,668
307,407	Eregli Demir ve Celik Fabrikalari TAS	493,879
160,561	KOC Holding AS	717,362
35,243	Tupras-Turkiye Petrol Rafineriler AS *	881,411
274,141	Turk Hava Yollari Anonim Ortakligi *	928,976
106,839	Turk Telekomunikasyon AS	278,744
143,863	Turkcell Iletisim Hizmetleri AS	627,039

	Total Turkey	4,624,886

	United Kingdom — 8.5%
1,045,503	AstraZeneca Plc	70,409,850
22,564	BAE Systems Plc	177,993
120,131	Balfour Beatty Plc	457,584
1,794,481	BP Plc	12,417,327
593,739	British American Tobacco Plc	32,795,204
72,400	BT Group Plc	495,179
50,534	Burberry Group Plc	1,312,307
7,024	Cairn Energy Plc *	18,254
8,694	Carillion Plc	44,096

Shares	Description	Value ($)
	United Kingdom — continued
626,728	Centrica Plc	2,655,416
16,019	Cobham Plc	72,549
649,755	Compass Group Plc	11,379,788
120,910	Debenhams Plc	175,341
151,153	FirstGroup Plc *	262,907
302,367	GlaxoSmithKline Plc	6,718,359
2,077	Halfords Group Plc	15,298
165,955	Home Retail Group Plc	400,019
39,090	Inchcape Plc	505,279
43,042	Johnson Matthey Plc	2,307,925
88,205	Kingfisher Plc	500,451
152,019	Man Group Plc	415,404
95,358	Marks & Spencer Group Plc	850,699
4,634	Micro Focus International Plc	94,002
4,479	National Express Group Plc	21,349
40,424	Pearson Plc	808,991
265,719	Reckitt Benckiser Group Plc	23,998,567
359,887	Royal Dutch Shell Plc A Shares (London)	10,727,668
177,552	Royal Dutch Shell Plc B Shares (London)	5,372,506
148,243	Sage Group Plc (The)	1,289,159
11,457	Scottish & Southern Energy Plc	291,762
1,044,315	Tesco Plc	3,405,073
404,170	Unilever Plc	17,877,639
2,136,245	Vodafone Group Plc	8,350,560
291,945	William Morrison Supermarket Plc	764,052

	Total United Kingdom	217,388,557

	United States — 59.4%
261,518	3M Co.	41,602,283
493,900	Abbott Laboratories	24,003,540
241,047	Accenture Plc – Class A	23,150,154
28,900	ACE Ltd.	3,077,272
4,800	Affiliated Managers Group, Inc. *	1,073,568
38,700	Aflac, Inc.	2,407,914
36,700	Allstate Corp. (The)	2,470,644
77,700	American Express Co.	6,194,244
121,600	American International Group, Inc.	7,126,976
37,400	American Tower Corp.	3,470,346
16,000	Ameriprise Financial, Inc.	1,993,440
70,800	Amphenol Corp. – Class A	4,039,140
106,359	Analog Devices, Inc.	7,228,158
24,700	Aon Plc	2,500,134
13,700	Apartment Investment & Management Co. – Class A	519,641
515,400	Apple, Inc.	67,146,312
6,000	Assurant, Inc.	395,100
11,600	AvalonBay Communities, Inc.	1,931,400
933,700	Bank of America Corp.	15,406,050
98,600	Bank of New York Mellon Corp. (The)	4,275,296
63,500	BB&T Corp.	2,506,345
69,079	Becton Dickinson and Co.	9,706,290
82,541	Bed Bath & Beyond, Inc. *	5,886,824

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	United States — continued
162,000	Berkshire Hathaway, Inc. – Class B *	23,166,000
33,038	Biogen, Inc. *	13,115,756
11,200	BlackRock, Inc.	4,096,736
13,500	Boston Properties, Inc.	1,755,405
48,800	Capital One Financial Corp.	4,077,728
24,500	CBRE Group, Inc. – Class A *	936,880
101,900	Charles Schwab Corp. (The)	3,225,135
84,700	Chevron Corp.	8,724,100
20,300	Chubb Corp. (The)	1,979,250
46,000	Church & Dwight Co., Inc.	3,862,620
12,900	Cincinnati Financial Corp.	652,482
1,423,524	Cisco Systems, Inc.	41,723,488
269,300	Citigroup, Inc.	14,563,744
67,100	Citrix Systems, Inc. *	4,362,171
28,000	CME Group, Inc.	2,637,600
1,576,142	Coca-Cola Co. (The)	64,558,776
204,130	Cognizant Technology Solutions Corp. – Class A *	13,211,294
339,910	Colgate-Palmolive Co.	22,702,589
15,600	Comerica, Inc.	763,620
101,800	Costco Wholesale Corp.	14,515,662
5,800	CR Bard, Inc.	987,856
29,500	Crown Castle International Corp.	2,405,725
57,800	CVS Caremark Corp.	5,917,564
220,326	Danaher Corp.	19,018,540
39,400	Discover Financial Services	2,295,838
43,800	Dover Corp.	3,302,520
25,300	E*TRADE Financial Corp. *	745,338
253,138	eBay, Inc. *	15,532,548
536,300	EMC Corp.	14,126,142
244,848	Emerson Electric Co.	14,766,783
32,100	Equity Residential	2,385,672
5,700	Essex Property Trust, Inc.	1,268,934
38,042	Estee Lauder Cos , Inc. (The) – Class A	3,326,012
758,590	Express Scripts Holding Co. *	66,103,533
6,900	F5 Networks, Inc. *	867,261
71,700	Fifth Third Bancorp	1,451,208
34,500	Franklin Resources, Inc.	1,756,395
55,200	General Growth Properties, Inc.	1,563,816
47,700	Genuine Parts Co.	4,315,419
43,500	Genworth Financial, Inc. – Class A *	345,390
35,900	Goldman Sachs Group, Inc. (The)	7,402,221
109,310	Google, Inc. – Class A *	59,608,929
29,302	Google, Inc. – Class C *	15,591,887
37,100	Hartford Financial Services Group, Inc. (The)	1,525,181
40,500	HCP, Inc.	1,568,160
30,800	Health Care REIT, Inc.	2,164,008
5,000	Henry Schein, Inc. *	708,350
56,500	Honeywell International, Inc.	5,887,300
66,500	Host Hotels & Resorts, Inc.	1,324,680
42,300	Hudson City Bancorp, Inc.	402,484

Shares	Description	Value ($)
	United States — continued
59,491	Humana, Inc.	12,769,743
71,100	Huntington Bancshares, Inc.	791,343
157,567	Illinois Tool Works, Inc.	14,784,512
9,900	Intercontinental Exchange, Inc.	2,344,122
92,415	International Business Machines Corp.	15,678,205
78,931	Intuit, Inc.	8,220,664
8,500	Intuitive Surgical, Inc. *	4,145,875
37,800	Invesco Ltd.	1,505,574
16,400	Iron Mountain, Inc.	598,108
671,600	Johnson & Johnson	67,254,024
331,100	JPMorgan Chase & Co.	21,779,758
75,200	KeyCorp	1,096,416
36,300	Kimco Realty Corp.	869,748
8,700	Legg Mason, Inc.	464,232
27,600	Leucadia National Corp.	679,788
22,500	Lincoln National Corp.	1,282,725
22,400	Linear Technology Corp.	1,071,840
26,200	Loews Corp.	1,051,144
11,700	M&T Bank Corp.	1,414,296
12,300	Macerich Co. (The)	1,009,953
47,500	Marsh & McLennan Cos., Inc.	2,765,925
124,757	MasterCard, Inc. – Class A	11,510,081
130,624	McDonald’s Corp.	12,530,760
24,100	McGraw Hill Financial, Inc.	2,500,375
475,867	Medtronic Plc	36,318,169
99,000	MetLife, Inc.	5,173,740
1,026,200	Microsoft Corp.	48,087,732
171,210	Monsanto Co.	20,028,146
15,600	Moody’s Corp.	1,686,360
136,500	Morgan Stanley	5,214,300
10,400	NASDAQ OMX Group, Inc. (The)	538,200
35,300	Navient Corp.	680,231
224,097	Nike Inc – Class B	22,783,942
19,300	Northern Trust Corp.	1,438,815
1,520,182	Oracle Corp.	66,112,715
93,100	Paychex, Inc.	4,600,071
27,000	People’s United Financial, Inc.	420,120
87,166	PepsiCo, Inc.	8,405,417
575,200	Philip Morris International, Inc.	47,781,864
15,400	Plum Creek Timber Co., Inc.	635,404
46,100	PNC Financial Services Group, Inc. (The)	4,411,309
43,785	Precision Castparts Corp.	9,266,220
24,000	Principal Financial Group, Inc.	1,240,560
845,523	Procter & Gamble Co. (The)	66,280,548
47,100	Progressive Corp. (The)	1,287,714
45,100	Prologis, Inc.	1,785,509
40,100	Prudential Financial, Inc.	3,392,861
12,800	Public Storage	2,477,312
665,609	Qualcomm, Inc.	46,379,635
6,100	Ralph Lauren Corp.	795,440
19,700	Realty Income Corp.	897,729
118,000	Regions Financial Corp.	1,190,620

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	United States — continued
60,241	Reynolds American, Inc.	4,623,497
44,465	Rockwell Automation, Inc.	5,464,304
10,800	Ross Stores, Inc.	1,044,036
27,500	Simon Property Group, Inc.	4,988,500
8,600	SL Green Realty Corp.	1,020,476
90,074	St Jude Medical, Inc.	6,642,957
36,400	State Street Corp.	2,836,652
124,726	Stryker Corp.	11,989,910
46,200	SunTrust Banks, Inc.	1,971,816
22,900	T. Rowe Price Group, Inc.	1,847,801
353,100	Teradata Corp. *	13,749,714
73,916	TJX Cos, Inc. (The)	4,758,712
11,100	Torchmark Corp.	633,477
28,400	Travelers Cos., Inc. (The)	2,871,808
1,900	TripAdvisor, Inc. *	144,894
273,708	UnitedHealth Group, Inc.	32,902,439
22,000	Unum Group	769,120
157,900	US Bancorp	6,807,069
29,200	Ventas, Inc.	1,942,384
114,012	VF Corp.	8,029,865
15,400	Vornado Realty Trust	1,538,306
259,415	Wal-Mart Stores, Inc.	19,266,752
416,332	Wells Fargo & Co.	23,297,939
46,200	Weyerhaeuser Co.	1,504,272
20,500	WW Grainger, Inc.	4,926,765
85,800	Xilinx, Inc.	4,068,636
26,800	XL Group Plc	1,009,824
52,928	Zimmer Holdings, Inc.	6,038,556
17,800	Zions Bancorporation	514,064

	Total United States	1,516,042,240

	TOTAL COMMON STOCKS (COST $2,144,396,846)	2,248,058,246

	PREFERRED STOCKS — 0.9%

	Brazil — 0.1%
39,300	Bradespar SA	137,401
19,600	Cia Brasileira de Distribuicao	526,862
241,100	Companhia Energetica de Minas Gerais	1,072,968
13,100	Companhia Energetica de Sao Paulo – Class B	81,364
179,600	Gerdau SA	488,696
25,300	Metalurgica Gerdau SA	61,934
55,200	Telefonica Brasil SA	776,989

	Total Brazil	3,146,214

	Germany — 0.1%
17,557	Porsche Automobil Holding SE	1,552,671
4,634	Volkswagen AG	1,126,146

	Total Germany	2,678,817

Shares / Par Value		Description	Value ($)
		Russia — 0.3%
	8,762,501	Surgutneftegaz OJSC *	6,196,543
	481	Transneft *	1,128,942

		Total Russia	7,325,485

		South Korea — 0.4%
	4,481	Hyundai Motor Co	488,322
	10,649	Samsung Electronics Co Ltd	10,336,927

		Total South Korea	10,825,249

		TOTAL PREFERRED STOCKS (COST $23,848,401)	23,975,765

		DEBT OBLIGATIONS — 0.0%

		India — 0.0%
		Corporate Debt — 0.0%
	181,709	NTPC Ltd 8.49%, due 03/25/25	36,389

		TOTAL DEBT OBLIGATIONS (COST $57,465)	36,389

		SHORT-TERM INVESTMENTS — 10.2%

		Time Deposits — 0.7%
NOK	174,871	BNP Paribas (Paris) Time Deposit, 0.43%, due 06/01/15	22,502
HKD	31,600	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 06/01/15	4,076
JPY	777,600	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 06/01/15	6,265
ZAR	139,106	Brown Brothers Harriman (Grand Cayman) Time Deposit, 5.80%, due 06/01/15	11,454
GBP	299,265	Lloyds Bank (London) Time Deposit, 0.08%, due 06/01/15	457,397
USD	12,790,656	Standard Chartered Bank Ltd (Hong Kong) Time Deposit, 0.06%, due 06/01/15	12,790,656
EUR	33,130	Sumitomo (Tokyo) Time Deposit, (0.21)%, due 06/01/15	36,386
USD	4,876,825	Sumitomo (Tokyo) Time Deposit, 0.06%, due 06/01/15	4,876,825

		Total Time Deposits	18,205,561

		U.S. Government — 9.5%
	85,000,000	U.S. Treasury Bill, 0.28%, due 10/15/15 (a)	84,991,160
	121,654,000	U.S. Treasury Bill, 0.10%, due 01/07/16 (a) (b)	121,581,494

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value	Description	Value ($)
	U.S. Government — continued
35,000,000	U.S. Treasury Bill, 0.01%, due 06/18/15 (a)	34,999,825

	Total U.S. Government	241,572,479

	TOTAL SHORT-TERM INVESTMENTS (COST $259,757,138)	259,778,040

	TOTAL INVESTMENTS — 99.2% (Cost $2,428,059,850)	2,531,848,440
	Other Assets and Liabilities (net) — 0.8%	20,586,294

	TOTAL NET ASSETS — 100.0%	$2,552,434,734

A summary of outstanding financial instruments at May 31, 2015 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
2,355	Russell 2000 Mini	June 2015	$293,032,650	$(4,245,871)
1,279	S&P 400 E-Mini Index	June 2015	194,817,280	(4,825,591)
15,697	S&P 500 E-Mini Index	June 2015	1,652,894,100	(37,733,938)

			$2,140,744,030	$(46,805,400)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate shown represents yield-to-maturity.

(b)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

Currency Abbreviations:

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

USD - United States Dollar

ZAR - South African Rand

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS (a) — 42.4%

	Australia — 0.1%
414,241	Origin Energy Ltd	4,191,612
2,368,072	Recall Holdings Ltd	13,993,086
473,876	Woodside Petroleum Ltd	13,218,577

	Total Australia	31,403,275

	Austria — 0.1%
227,991	OMV AG	6,468,821
96,981	Voestalpine AG	4,032,173

	Total Austria	10,500,994

	Belgium — 0.1%
167,764	Belgacom SA	5,825,148
149,254	Delhaize Group *	13,322,732

	Total Belgium	19,147,880

	Brazil — 0.2%
61,200	Aes Tiete SA	280,426
926,900	Centrais Eletricas Brasileiras SA *	1,876,316
451,300	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,622,053
281,500	Cia de Saneamento de Minas Gerais-COPASA	1,392,348
889,400	Companhia de Saneamento Basico do Estado de Sao Paulo	5,177,908
1,342,400	Companhia Siderurgica Nacional SA	2,595,231
6,800	Companhia Siderurgica Nacional SA Sponsored ADR	12,988
381,405	CPFL Energia SA	2,315,028
17,028	CPFL Energia SA ADR	204,337
781,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,664,366
436,967	Duratex SA	1,097,114
1,218,800	EDP-Energias do Brasil SA	4,020,208
617,700	Light SA	3,295,641
740,800	MRV Engenharia e Participacoes SA	1,766,965
154,600	Natura Cosmeticos SA	1,391,075
572,000	Tim Participacoes SA	1,691,065
386,300	Tractebel Energia SA	4,103,899
507,700	Transmissora Alianca de Energia Eletrica SA	3,280,778

	Total Brazil	39,787,746

	Canada — 0.9%
107,000	Canadian Natural Resources Ltd	3,302,235
426,200	Canadian Oil Sands Ltd	3,728,736
1,046,600	Catamaran Corp *	62,639,010
378,900	Cenovus Energy Inc	6,252,033
155,200	Husky Energy Inc	3,050,087
107,700	Imperial Oil Ltd	4,224,514
848,100	Suncor Energy Inc	24,789,671

Shares	Description	Value ($)
	Canada — continued
402,892	Valeant Pharmaceuticals International Inc *	96,198,523

	Total Canada	204,184,809

	Chile — 0.0%
16,253,667	Enersis SA	5,532,380
119,500	Enersis SA Sponsored ADR	2,032,695
183,837	ENTEL Chile SA	2,186,712

	Total Chile	9,751,787

	China — 5.3%
7,262,692	Alibaba Group Holding Ltd Sponsored ADR *	648,703,649
1,804,500	Anhui Conch Cement Co Ltd – Class H	7,534,492
3,093,000	BBMG Corp – Class H *	3,434,249
11,227,000	Belle International Holdings Ltd	14,317,190
7,550,000	China Coal Energy Co Ltd – Class H *	4,602,921
10,853,000	China Communications Construction Co Ltd – Class H	18,601,115
10,066,000	China Communications Services Corp Ltd – Class H	5,534,356
10,269,000	China Mobile Ltd	135,512,970
12,122,000	China National Building Material Co Ltd – Class H	12,886,668
1,292,000	China Oilfield Services Ltd – Class H	2,381,656
51,452,000	China Petroleum & Chemical Corp	45,139,336
4,901,000	China Railway Construction Corp Ltd	9,018,911
6,825,000	China Railway Group Ltd	8,792,348
1,506,000	China Resources Enterprise Ltd	4,486,787
3,100,000	China Resources Power Holdings Co Ltd	8,611,510
4,824,000	China Shanshui Cement Group Ltd *	3,913,378
13,463,000	China Shenhua Energy Co Ltd	32,951,673
35,194,000	China Telecom Corp Ltd – Class H	23,840,400
37,373,000	CNOOC Ltd	58,177,002
4,132,000	COSCO Pacific Ltd	5,906,159
7,450,000	Datang International Power Generation Co Ltd – Class H	4,362,395
2,799,000	Digital China Holdings Ltd *	5,035,002
8,550,000	Dongfeng Motor Group Co Ltd – Class H	13,902,346
2,319,500	Fosun International Ltd *	5,925,071
12,800,000	Geely Automobile Holdings Ltd	6,581,868
26,437,000	GOME Electrical Appliances Holding Ltd	6,946,037
7,916,000	Huabao International Holdings Ltd	7,534,781
7,410,000	Huaneng Power International Inc – Class H	9,850,987
3,402,000	Jiangsu Expressway Co Ltd	4,708,828
1,460,000	Kingboard Chemical Holdings Ltd	2,846,305
3,556,000	Kunlun Energy Co Ltd	3,849,939
29,340,000	PetroChina Co Ltd – Class H	34,576,091
1,481,000	Shanghai Industrial Holdings Ltd	5,686,091
2,530,500	Shenzhen International Holdings Ltd	4,504,954
3,948,500	Sinopec Engineering Group Co Ltd – Class H	3,863,350
6,980,000	Skyworth Digital Holdings Ltd	6,648,337

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	China — continued
1,177,000	Weichai Power Co Ltd – Class H	4,366,495
6,146,000	Yanzhou Coal Mining Co Ltd	5,442,398
2,174,000	Zhejiang Expressway Co Ltd – Class H	3,368,309
11,834,000	Zijin Mining Group Co Ltd – Class H	5,317,782

	Total China	1,199,664,136

	Colombia — 0.0%
6,028,913	Ecopetrol SA *	4,323,381

	Czech Republic — 0.1%
693,118	CEZ AS	17,251,210

	Denmark — 0.1%
5,311	AP Moeller - Maersk A/S – Class B	10,236,926
64,732	Carlsberg A/S	5,944,005
536,360	TDC A/S	4,005,573

	Total Denmark	20,186,504

	Egypt — 0.0%
1,162,846	Al Ezz Steel Rebars SAE *	1,718,154
719,107	Telecom Egypt Co	805,605

	Total Egypt	2,523,759

	Finland — 0.0%
223,825	Fortum Oyj	4,258,409
133,771	UPM – Kymmene Oyj	2,404,038

	Total Finland	6,662,447

	France — 2.2%
109,813	Bouygues SA	4,318,988
57,126	Casino Guichard-Perrachon SA	4,477,084
52,848	Christian Dior SE	10,583,091
120,672	Cie de Saint-Gobain	5,612,725
122,015	Compagnie Generale des Etablissements Michelin	13,054,947
1,559,959	GDF Suez	31,444,857
19,974	LVMH Moet Hennessy Louis Vuitton SE	3,548,307
2,302,319	Orange SA	36,293,652
1,204,078	Renault SA	124,651,247
216,434	Rexel SA	3,964,242
442,603	Sanofi	43,587,706
253,324	Schneider Electric SA	19,098,152
87,737	Suez Environnement Co	1,690,280
3,038,788	Total SA	153,353,840
34,512	Vinci SA	2,046,189
1,491,314	Vivendi SA	37,892,852

	Total France	495,618,159

	Germany — 1.0%
27,537	Axel Springer SE	1,502,152
718,736	BASF SE	66,680,473

Shares	Description	Value ($)
	Germany — continued
153,457	Bayerische Motoren Werke AG	17,001,388
40,813	Bilfinger SE	1,734,284
416,137	Daimler AG	39,031,491
125,006	Deutsche Lufthansa AG (Registered) *	1,762,092
1,538,509	Deutsche Telekom AG (Registered)	26,540,290
1,796,858	E.ON AG	26,440,854
180,915	K+S AG (Registered)	5,902,502
55,079	Metro AG	1,918,196
50,428	ProSiebenSat.1 Media AG (Registered)	2,414,980
419,705	RWE AG	9,812,930
166,625	Siemens AG (Registered)	17,556,945
20,046	Volkswagen AG	4,838,658

	Total Germany	223,137,235

	Greece — 0.0%
302,185	Hellenic Telecommunications Organization SA *	2,674,249
364,031	OPAP SA	3,538,561

	Total Greece	6,212,810

	Hungary — 0.0%
1,461,916	Magyar Telekom Telecommunications Plc *	2,161,277
65,794	MOL Hungarian Oil and Gas Plc	3,439,004
155,297	OTP Bank Plc *	3,140,943

	Total Hungary	8,741,224

	India — 0.3%
1,525,474	Bharat Heavy Electricals Ltd	6,048,541
1,548,383	Cairn India Ltd	4,673,247
1,178,169	Coal India Ltd	7,237,354
823,006	GAIL India Ltd	4,894,437
388,013	Hindustan Petroleum Corp Ltd	4,111,800
35,670	Infosys Ltd	1,135,422
115,300	Infosys Ltd Sponsored ADR	3,674,611
1,576,991	Jindal Steel & Power Ltd	2,936,896
3,675,155	NTPC Ltd	7,882,450
1,679,312	Oil & Natural Gas Corp Ltd	8,589,718
373,605	Reliance Industries Ltd	5,148,115
711,395	Reliance Infrastructure Ltd	4,590,591
49,883	Tata Motors Ltd	376,244
654	Tata Motors Ltd – Class A	3,078
145,918	Tata Motors Ltd Sponsored ADR	5,588,659
559,641	Tata Steel Ltd	2,875,286

	Total India	69,766,449

	Indonesia — 0.2%
31,377,400	Adaro Energy Tbk PT	2,035,845
24,341,300	Astra International Tbk PT	13,417,683
1,459,500	Indo Tambangraya Megah Tbk PT	1,485,685
14,256,400	Perusahaan Gas Negara Persero Tbk PT	4,622,375
82,177,900	Telekomunikasi Indonesia Persero Tbk PT	17,695,630

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Indonesia — continued
28,700	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	1,241,562
2,198,300	United Tractors Tbk PT	3,370,304

	Total Indonesia	43,869,084

	Israel — 0.1%
121,600	Check Point Software Technologies Ltd *	10,301,952

	Italy — 0.6%
6,981,624	Enel SPA	33,935,836
3,489,757	ENI SPA	62,887,503
169,321	Fiat Chrysler Automobiles NV *	2,708,511
741,308	Mediaset SPA	3,579,532
13,808,718	Telecom Italia SPA *	16,983,395
8,614,285	Telecom Italia SPA-Di RISP *	8,527,678

	Total Italy	128,622,455

	Japan — 2.2%
175,300	Aeon Co Ltd	2,337,246
118,500	Aisin Seiki Co Ltd	5,447,203
224,822	Canon Inc	7,758,213
153,900	Daihatsu Motor Co Ltd	2,244,110
77,600	Daiichi Sankyo Co Ltd	1,459,878
107,322	FujiFilm Holdings Corp	4,083,845
354,427	Honda Motor Co Ltd	12,186,996
1,268,292	Inpex Corp	15,558,243
93,237	IT Holdings Corp	1,810,942
2,366,100	Itochu Corp	31,800,928
390,689	Japan Tobacco Inc.	14,178,092
117,380	K’s Holdings Corp	4,397,744
437,200	KDDI Corp	9,841,665
363,580	Kyocera Corp	19,729,693
2,489,000	Marubeni Corp	14,526,098
165,904	Medipal Holdings Corp	2,558,460
280,200	Mitsubishi Chemical Holdings Corp	1,757,384
1,458,569	Mitsubishi Corp	32,578,455
1,425,774	Mitsui & Co Ltd	19,939,124
661,743	Nippon Telegraph & Telephone Corp	45,765,863
14,602,228	Nissan Motor Co Ltd	151,656,423
1,230,129	NTT Docomo Inc	22,103,609
682,000	Osaka Gas Co Ltd	2,724,227
250,400	Otsuka Holdings Co Ltd	7,813,391
29,100	Shimamura Co Ltd	3,124,808
2,195,000	Sojitz Corp	5,458,315
1,461,100	Sumitomo Corp	17,330,369
72,000	Sumitomo Rubber Industries Ltd	1,265,954
60,700	Suzuken Co Ltd	1,970,720
34,226	Takeda Pharmaceutical Co., Ltd	1,660,374
214,900	Toyota Tsusho Corp	6,003,245
350,300	Toyota Motor Corp	24,163,865
410,300	UNY Co Ltd	2,298,278

Shares	Description	Value ($)
	Japan — continued
829,767	Yamada Denki Co Ltd	3,482,612

	Total Japan	501,016,372

	Malaysia — 0.0%
1,839,500	Petronas Chemicals Group Bhd	3,136,209

	Mexico — 0.2%
29,668,400	America Movil SAB de CV – Class L	31,173,312
202,500	America Movil SAB de CV – Class L Sponsored ADR	4,252,500

	Total Mexico	35,425,812

	Netherlands — 0.4%
56,686	Heineken Holding NV	3,937,094
373,335	InterXion Holding NV *	11,457,651
775,463	Koninklijke Ahold NV	15,752,313
931,114	PostNL NV *	4,221,346
85,275	SNS REAAL NV * (b)	—
5,100,000	TNT Express NV	42,959,022
178,287	Unilever NV CVA	7,616,961
173,064	Wolters Kluwer NV	5,379,518

	Total Netherlands	91,323,905

	Norway — 0.3%
229,193	Orkla ASA	1,797,495
1,592,583	Statoil ASA	29,734,478
616,448	Telenor ASA	13,956,639
209,563	Yara International ASA	10,558,684

	Total Norway	56,047,296

	Philippines — 0.0%
130,085	Philippine Long Distance Telephone Co	8,111,327

	Poland — 0.2%
134,430	Asseco Poland SA	2,155,066
581,745	KGHM Polska Miedz SA	17,888,653
1,539,526	Orange Polska SA	4,270,106
2,508,735	PGE SA	13,761,646
764,000	Polski Koncern Naftowy Orlen SA	14,409,975
1,878,405	Tauron Polska Energia SA	2,387,696

	Total Poland	54,873,142

	Portugal — 0.0%
1,301,021	EDP - Energias de Portugal SA	5,075,522

	Russia — 2.1%
73,212	Bashneft OAO – Class S *	2,800,742
22,045,228	Gazprom OAO Sponsored ADR	118,378,840
6,288,265	Lukoil OAO Sponsored ADR	301,840,329
3,075,055	Rosneft OJSC GDR (Registered)	14,079,705
111,383,466	RusHydro JSC *	1,248,720
217,305	Severstal PAO *	2,523,783

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Russia — continued
260,554	Severstal PAO GDR (Registered) *	3,153,044
7,801,311	Surgutneftegas OJSC *	4,688,830
2,216,361	Surgutneftegas Sponsored ADR	13,467,066
538,218	Tatneft Sponsored ADR	18,033,977

	Total Russia	480,215,036

	South Africa — 0.6%
2,691,606	African Bank Investments Ltd *(b)	222
438,870	Bidvest Group Ltd (The)	10,880,103
233,996	Foschini Group Ltd (The)	3,135,986
1,037,320	Gold Fields Ltd	3,571,529
462,819	Imperial Holdings Ltd	6,935,906
191,181	Kumba Iron Ore Ltd	2,439,303
2,397,287	MTN Group Ltd	42,473,291
721,002	Sasol Ltd	25,502,714
1,367,449	Sibanye Gold Ltd	2,402,392
736,144	Telkom South Africa Ltd *	4,205,680
165,182	Tiger Brands Ltd	3,816,632
958,815	Truworths International Ltd	6,850,867
878,001	Vodacom Group Ltd	9,666,557
189,439	Wilson Bayly Holmes-Ovcon Ltd	1,797,638

	Total South Africa	123,678,820

	South Korea — 3.8%
63,847	CJ E & M Corp *	3,795,775
96,731	Daelim Industrial Co Ltd	6,804,229
59,245	Dongbu Insurance Co Ltd	2,738,945
119,296	GS Holdings	5,316,137
98,081	Hana Financial Group Inc	2,618,956
148,795	Hankook Tire Co Ltd	5,881,903
141,220	Hanwha Corp	5,485,074
38,102	Hyundai Department Store Co Ltd	5,247,850
143,015	Hyundai Engineering & Construction	5,680,172
87,641	Hyundai Heavy Industries Co Ltd *	10,222,508
221,561	Hyundai Mobis Co Ltd	44,622,714
432,557	Hyundai Motor Co	61,472,974
127,990	Hyundai Steel Co	8,597,453
26,919	Hyundai Wia Corp	3,460,061
1,021,712	Kia Motors Corp	43,846,870
6,867	Korea Zinc Co Ltd	3,099,045
191,210	KT Corp *	5,003,869
168,817	KT&G Corp	14,659,191
110,667	LF Corp	3,104,860
53,910	LG Chem Ltd	12,075,671
556,776	LG Display Co Ltd	14,676,614
213,353	LG Electronics Inc	10,629,938
112,472	LG International Corp	4,231,701
17,798	Lotte Chemical Corp	3,767,648
41,725	Lotte Shopping Co Ltd	9,510,879
139,292	POSCO	30,669,301
37,741	S-Oil Corp	2,238,622

Shares	Description	Value ($)
	South Korea — continued
402,566	Samsung Electronics Co Ltd	473,568,296
2,621	Samsung Electronics Co Ltd GDR (Registered)	1,555,368
314,150	Samsung Heavy Industries Co Ltd	5,049,870
12,695	Shinsegae Co Ltd	2,778,765
79,483	SK Holdings Co Ltd	12,809,307
183,745	SK Innovation Co Ltd *	18,558,036
34,138	SK Telecom Co Ltd	7,546,567
1,000	SK Telecom Co Ltd ADR	24,440
222,312	Sungwoo Hitech Co Ltd	2,049,706

	Total South Korea	853,399,315

	Spain — 0.6%
358,712	Endesa SA	6,703,420
199,578	Gas Natural SDG SA	4,905,725
3,258,214	Iberdrola SA	22,517,099
1,350,524	Repsol SA	25,708,716
5,147,690	Telefonica SA	72,965,181

	Total Spain	132,800,141

	Sri Lanka — 0.0%
932,345	Anilana Hotels & Properties Ltd *	32,031

	Sweden — 0.2%
194,805	Sandvik AB	2,348,570
186,460	Skanska AB – B Shares	3,885,984
104,343	SKF AB – B Shares	2,520,962
185,211	Tele2 AB – B Shares	2,180,519
927,628	Telefonaktiebolaget LM Ericsson – B Shares	10,440,984
3,005,571	TeliaSonera AB	17,735,235

	Total Sweden	39,112,254

	Switzerland — 0.2%
875,279	ABB Ltd (Registered) *	19,192,279
266,982	Nestle SA (Registered)	20,684,961
9,709	Swatch Group AG *	3,860,037
12,416	Swisscom AG (Registered)	7,197,491
9,492	Syngenta AG (Registered)	4,319,208

	Total Switzerland	55,253,976

	Taiwan — 1.6%
6,162,390	Acer Inc *	3,670,252
5,769,000	Advanced Semiconductor Engineering Inc	8,227,345
2,186,000	Asustek Computer Inc	21,489,391
1,660,000	Chipbond Technology Corp	3,837,634
719,278	Chong Hong Construction Co Ltd	1,575,920
4,053,470	Chunghwa Telecom Co Ltd	12,821,997
12,665,000	Compal Electronics Inc	10,437,093
1,805,000	Coretronic Corp	2,319,716
4,977,371	E.Sun Financial Holding Co Ltd	3,382,098
4,440,000	Far Eastern New Century Corp	4,888,215

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
1,608,000	Far EasTone Telecommunications Co Ltd	3,817,700
2,264,750	Foxconn Technology Co Ltd	7,949,826
1,411,500	Highwealth Construction Corp	3,527,380
33,394,120	Hon Hai Precision Industry Co Ltd	107,632,120
2,477,000	HTC Corp *	8,289,609
8,778,000	Innolux Corp	5,401,812
4,973,000	Inventec Co Ltd	3,554,763
6,507,628	Lite-On Technology Corp	8,330,858
962,000	Novatek Microelectronics Corp Ltd	5,224,758
4,430,000	Pegatron Corp	13,178,426
490,000	Phison Electronics Corp	4,721,449
5,051,000	Pou Chen Corp	7,230,631
2,867,808	Powertech Technology Inc	6,095,095
6,484,000	Quanta Computer Inc	16,402,940
1,820,020	Radiant Opto-Electronics Corp	6,650,689
1,171,330	Realtek Semiconductor Corp	3,562,582
867,000	Simplo Technology Co Ltd	3,980,435
2,662,000	Synnex Technology International Corp	3,942,305
4,407,000	Taiwan Cement Corp	5,981,720
1,526,600	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	37,065,848
867,000	TPK Holding Co Ltd	5,749,786
1,943,000	Tripod Technology Corp	3,594,222
4,107,000	Unimicron Technology Corp	2,231,544
18,816,000	United Microelectronics Corp	8,507,366
9,871,909	Wistron Corp	8,075,136
3,355,000	WPG Holdings Co Ltd	4,314,376

	Total Taiwan	367,663,037

	Thailand — 0.2%
6,043,600	Bangkok Dusit Medical Services Pcl (Foreign Registered)	3,461,603
6,349,800	Banpu Pcl (Foreign Registered)	4,991,631
1,750,500	PTT Exploration & Production Pcl (Foreign Registered)	5,616,698
1,849,000	PTT Global Chemical PCL (Foreign Registered)	3,596,612
1,905,100	PTT Pcl (Foreign Registered)	19,636,020
1,123,700	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	1,910,826
1,864,100	Thai Oil Pcl (Foreign Registered)	2,960,581
1,352,500	Thanachart Capital Pcl (Foreign Registered)	1,375,539

	Total Thailand	43,549,510

	Turkey — 0.3%
702,004	Arcelik AS	3,806,564
4,468,315	Asya Katilim Bankasi AS *	1,275,487
1,795,098	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	2,042,765
2,050,451	Eregli Demir ve Celik Fabrikalari TAS	3,294,244

Shares	Description	Value ($)
	Turkey — continued
1,060,867	Gubre Fabrikalari TAS *	2,829,767
1,633,398	KOC Holding AS	7,297,764
508,531	Koza Altin Isletmeleri AS	5,114,295
413,556	Tupras-Turkiye Petrol Rafineriler AS *	10,342,840
2,128,319	Turk Hava Yollari Anonim Ortakligi *	7,212,185
2,076,432	Turk Telekomunikasyon AS	5,417,426
2,598,973	Turkcell Iletisim Hizmetleri AS	11,327,830
1,200	Turkcell Iletisim Hizmetleri AS ADR	13,224
2,991,256	Turkiye IS Bankasi – Class C	6,351,963
1,914,588	Turkiye Sise ve Cam Fabrikalari AS	2,560,092

	Total Turkey	68,886,446

	United Kingdom — 5.6%
97,475	Aggreko Plc	2,401,497
1,971,373	AstraZeneca Plc	132,762,924
1,138,349	BAE Systems Plc	8,979,720
1,046,486	Balfour Beatty Plc	3,986,107
55,142	Berkeley Group Holdings Plc (Unit Shares)	2,611,760
5,023,600	BG Group Plc	87,563,905
19,589,052	BP Plc	135,550,890
666,613	British American Tobacco Plc	36,820,385
2,088,525	BT Group Plc	14,284,441
471,470	Carillion Plc	2,391,267
8,293,717	Centrica Plc	35,140,046
838,474	Cobham Plc	3,797,370
849,405	Compass Group Plc	14,876,441
2,416,747	CSR Plc	32,630,933
1,720,144	Debenhams Plc	2,494,518
3,326,613	GlaxoSmithKline Plc	73,914,690
1,909,036	Home Retail Group Plc	4,601,543
401,847	Inchcape Plc	5,194,288
31,228	International Game Technology Plc *	564,915
1,539,509	J Sainsbury Plc	5,940,653
2,641,735	Kingfisher Plc	14,988,461
1,513,310	Ladbrokes Plc	2,777,326
983,827	Man Group Plc	2,688,380
1,861,560	Marks & Spencer Group Plc	16,607,170
486,285	Meggitt Plc	3,789,410
95,088	Micro Focus International Plc	1,928,890
3,663,359	Pace Plc	23,117,243
884,996	Pearson Plc	17,711,109
169,946	Persimmon Plc *	5,110,251
419,138	Reckitt Benckiser Group Plc	37,854,681
11,504,055	Rexam Plc	98,223,255
3,792,270	Royal Dutch Shell Plc A Shares (London)	113,041,541
2,697,919	Royal Dutch Shell Plc B Shares (London)	81,635,711
664,472	Royal Mail Plc	5,323,948
873,579	Sage Group Plc (The)	7,596,863
471,712	Scottish & Southern Energy Plc	12,012,511
287,816	Smiths Group Plc	5,281,307
74,888	Spectris Plc	2,677,093

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
750,820	Synergy Health Plc	20,975,333
297,524	Tate & Lyle Plc	2,647,898
13,004,482	Tesco Plc	42,402,134
5,818,963	TIG Finco Plc	7,648,585
25,442	Travis Perkins Plc	863,653
289,596	Unilever Plc	12,809,691
25,175,281	Vodafone Group Plc	98,409,919
34,891	Weir Group Plc (The)	1,080,573
595,104	William Hill Plc	3,829,982
4,640,631	WM Morrison Supermarkets Plc	12,145,027
440,615	WPP Plc	10,410,053

	Total United Kingdom	1,272,096,291

	United States — 12.6%
266,606	3M Co.	42,411,683
593,900	Abbott Laboratories	28,863,540
105,217	Accenture Plc-Class A	10,105,041
124	Actavis Plc *	38,044
541	Alliance Data Systems Corp. *	161,234
1,155,044	Amazon.com, Inc. *	495,779,536
1,660,600	American Express Co.	132,383,032
65,845	Analog Devices, Inc.	4,474,826
63,000	Anthem, Inc.	10,574,550
1,485,700	Baker Hughes, Inc.	95,768,222
41,500	Baxter International, Inc.	2,764,315
55,008	Becton Dickinson and Co.	7,729,174
90,200	Bed Bath & Beyond, Inc. *	6,433,064
1,046,618	Broadcom Corp. – Class A	59,500,233
118,000	CA, Inc.	3,593,100
34,700	Chevron Corp.	3,574,100
1,744,489	Cisco Systems, Inc.	51,130,973
26,900	Citrix Systems, Inc. *	1,748,769
1,059,818	City National Corp.(c)	97,694,023
136,300	Coach, Inc.	4,820,931
1,569,903	Coca-Cola Co. (The)	64,303,227
141,368	Cognizant Technology Solutions Corp. – Class A *	9,149,337
344,919	Colgate-Palmolive Co.	23,037,140
67,200	Costco Wholesale Corp.	9,582,048
242,402	Covisint Corp. *	652,061
45,100	CVS Health Corp.	4,617,338
281,502	Danaher Corp.	24,299,253
870,783	DIRECTV *	79,276,084
32,600	Dover Corp.	2,458,040
111,800	Eli Lilly & Co.	8,821,020
334,900	EMC Corp.	8,821,266
199,257	Emerson Electric Co.	12,017,190
400,135	EnPro Industries, Inc.	24,200,165
1,821,669	Express Scripts Holding Co. *	158,740,237
75,300	Franklin Resources, Inc.	3,833,523
1,053,561	Freescale Semiconductor Ltd. *	47,536,672

Shares	Description	Value ($)
	United States — continued
39,900	General Mills, Inc.	2,240,385
35,700	Genuine Parts Co.	3,229,779
74,116	Google, Inc. – Class A *	40,416,937
1,321	Google, Inc. – Class C *	702,917
1,145,900	Hawaiian Electric Industries, Inc.	34,995,786
16,400	Henry Schein, Inc. *	2,323,388
30,000	Honeywell International, Inc.	3,126,000
950,200	Hospira, Inc. *(c)	84,016,684
7,447,219	Hudson City Bancorp, Inc.	70,860,289
56,763	Humana, Inc.	12,184,178
129,536	Illinois Tool Works, Inc.	12,154,363
168,900	International Business Machines Corp.	28,653,885
43,174	Intuit, Inc.	4,496,572
540,700	Johnson & Johnson	54,145,698
18,900	Laboratory Corp. of America Holdings *	2,229,255
868,700	Lorillard, Inc.(c)	62,963,376
25,000	MasterCard, Inc. – Class A	2,306,500
95,600	Mattel, Inc.	2,467,436
507,292	Medtronic Plc	38,716,525
1,494,500	Microsoft Corp.	70,032,270
123,104	Monsanto Co.	14,400,706
149,952	Nike Inc – Class B	15,245,620
6,553,500	Office Depot, Inc. *	60,750,945
1,210,733	Oracle Corp.	52,654,778
3,876,400	Orbitz Worldwide, Inc. *	43,687,028
192,311	Pall Corp.	23,931,181
32,200	Paychex, Inc.	1,591,002
28,500	PepsiCo, Inc.	2,748,255
487,000	Pfizer, Inc.	16,923,250
2,110,686	Philip Morris International, Inc.	175,334,686
27,496	Precision Castparts Corp.	5,818,979
988,595	Procter & Gamble Co. (The)	77,495,962
139,400	Puma Biotechnology, Inc. *	27,245,730
338,078	Qualcomm, Inc.	23,557,275
415,428	Sigma-Aldrich Corp.	57,869,120
136,807	Stryker Corp.	13,151,257
363,200	Susquehanna Bancshares, Inc.	5,044,848
126,800	Sysco Corp.	4,711,888
28,200	T. Rowe Price Group, Inc.	2,275,458
298,085	Teradata Corp. *	11,607,430
24,300	TripAdvisor, Inc. *	1,853,118
849,432	Ubiquiti Networks, Inc.	27,011,938
38,900	United Technologies Corp.	4,557,913
304,781	UnitedHealth Group, Inc.	36,637,724
71,159	VF Corp.	5,011,728
384,500	WABCO Holdings, Inc. *	48,608,490
340,687	Wal-Mart Stores, Inc.	25,302,824
42,000	Zimmer Holdings, Inc.	4,791,780

	Total United States	2,862,976,127

	TOTAL COMMON STOCKS (COST $9,341,287,815)	9,606,329,865

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value / Shares	Description	Value ($)
	PREFERRED STOCKS (a) — 1.3%

	Brazil — 0.3%
725,000	AES Tiete SA	3,868,123
334,950	Bradespar SA	1,171,058
1,172,300	Centrais Eletricas Brasileiras SA	3,429,004
139,200	Cia Brasileira de Distribuicao	3,741,795
949,639	Cia Energetica de Minas Gerais Sponsored ADR	4,292,368
246,581	Companhia de Transmissao de Energia Eletrica Paulista	3,095,515
2,753,327	Companhia Energetica de Minas Gerais	12,253,139
540,200	Companhia Energetica de Sao Paulo – Class B	3,355,164
18,300	Companhia Paranaense de Energia Sponsored ADR	188,307
358,000	Companhia Paranaense de Energia – Class B	3,681,907
728,600	Eletropaulo Metropolitana SA *	3,740,984
1,819,200	Gerdau SA	4,950,087
723,400	Metalurgica Gerdau SA	1,770,869
718,900	Telefonica Brasil SA	10,119,155
316,700	Telefonica Brasil SA ADR	4,455,969
9,900	Tim Participacoes SA ADR	147,114

	Total Brazil	64,260,558

	Germany — 0.2%
240,710	Porsche Automobil Holding SE	21,287,420
84,766	Volkswagen AG	20,599,665

	Total Germany	41,887,085

	Russia — 0.4%
121,979,823	Surgutneftegaz OJSC *	89,194,208
6,023	Transneft *	14,168,451

	Total Russia	103,362,659

	South Korea — 0.4%
92,803	Hyundai Motor Co	10,113,299
52,713	Hyundai Motor Co 2nd Preference	5,551,864
77,302	Samsung Electronics Co Ltd	75,036,588

	Total South Korea	90,701,751

	TOTAL PREFERRED STOCKS (COST $307,798,418)	300,212,053

	RIGHTS/WARRANTS (a) — 0.0%

	United States — 0.0%
2,279,800	Safeway Casa Ley CVR, Expires 01/30/19 *	1,025,910
2,279,800	Safeway PDC, LLC CVR, Expires 01/30/17 *	113,990

	Total United States	1,139,900

	TOTAL RIGHTS/WARRANTS (COST $2,425,023)	1,139,900

Par Value / Shares		Description	Value ($)
		DEBT OBLIGATIONS (a) — 11.4%

		Canada — 0.2%
		Corporate Debt — 0.2%
USD	47,382,800	Nortel Networks Ltd, 0.00%, due 07/15/11 (d)	41,696,864
USD	4,613,000	Nortel Networks Ltd, 10.13%, due 07/15/13 (d)	4,243,960
USD	1,318,000	Nortel Networks Ltd, 10.75%, due 07/15/16 (d)	1,214,273

		Total Corporate Debt	47,155,097

		Total Canada	47,155,097

		Iceland — 0.2%
		Trade Claims — 0.2%
USD	5,830,000	Glitnir Bank Trade Claim 20091125 3816	1,690,700
USD	4,000,000	Glitnir Bank Trade Claim 20091124 2893	1,160,000
EUR	6,435,000	Glitnir Bank Trade Claim 20091128 6662	2,402,970
USD	500,000	Glitnir Bank Trade Claim 20091022 417 T1.1.1.1	145,000
USD	3,756,130	Glitnir Bank Trade Claim 20091022 417 T1.2.1.1	1,089,278
USD	3,308,337	Glitnir Bank Trade Claim 20091122 2011 T1.1.1	959,418
USD	58,117,099	Glitnir Bank Trade Claim 20091130 8179	16,853,959
EUR	2,097,000	Glitnir Bank Trade Claim 20091201 8466 T1.1.1	783,066
EUR	5,000,000	Glitnir Bank Trade Claim 20091117 1120 T1.3.1.1.1.1.	1,867,110
EUR	2,820,000	Glitnir Bank Trade Claim 20091127 5310	1,053,050
EUR	565,000	Glitnir Bank Trade Claim 20091126 4230 T1.1.4	210,983
USD	310,000	Glitnir Bank Trade Claim 20091126 4230 T1.1.3.1	89,900
USD	280,000	Glitnir Bank Trade Claim 20091126 4230 T1.1.2.1	81,200
USD	385,000	Glitnir Bank Trade Claim20091201 8507 T1.1.1.1	111,650
EUR	10,000,000	Glitnir Bank Trade Claim 20091113 848 T1.1.1.1	3,734,220
EUR	5,000,000	Glitnir Bank Trade Claim 20091125 3742	1,867,110
EUR	8,300,000	Glitnir Bank Trade Claim 20091201 8313 T1 (a)	2,829,755

		Total Trade Claims	36,929,369

		Total Iceland	36,929,369

		India — 0.0%
		Corporate Debt — 0.0%
INR	3,707,899	NTPC Ltd, 8.49%, due 03/25/25	742,552

		Mexico — 0.1%
		Foreign Government Obligations — 0.1%
EUR	12,500,000	United Mexican States, 4.00%, due 03/15/2115	12,944,908

		Puerto Rico — 0.1%
		Municipal Obligations — 0.1%
USD	22,057,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/38	16,405,555
USD	8,582,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/44	6,307,942
USD	10,951,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/47	8,049,204

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		Puerto Rico — continued
		Municipal Obligations — continued
USD	1,410,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.25%, due 07/01/42	1,011,703

		Total Municipal Obligations	31,774,404

		Total Puerto Rico	31,774,404

		United Kingdom — 0.2%
		Corporate Debt — 0.2%
GBP	2,400,000	Co-Operative Bank Plc, 5.13%, due 09/20/17	3,672,745
GBP	4,137,057	TIG FINCO Plc, 144A, Variable Rate, 8.50%, due 03/02/20	6,710,367
GBP	21,554,343	TIG FINCO Plc, Reg. S, 8.75%, due 04/02/20	33,520,171

		Total Corporate Debt	43,903,283

		Total United Kingdom	43,903,283

		United States — 10.6%
		Asset-Backed Securities — 0.0%
USD	1,599,399	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.08%, due 11/23/52	1,600

		Bank Loans — 0.2%
USD	20,370,169	O.W. Bunker & Trading A/S, Revolver, 2.25%, due 12/19/16	16,397,986
USD	10,789,445	O.W. Bunker & Trading A/S, Term Loan B, 1.75%, due 12/19/15	8,685,504
USD	35,530,086	Sears Holding Corporation, Term Loan, 4.77%, due 06/30/18	35,219,197

		Total Bank Loans	60,302,687

		Corporate Debt — 0.5%
USD	14,285,000	Ally Financial, Inc., 8.00%, due 11/01/31	17,570,550
USD	24,024,000	Apple, Inc., 3.45%, due 02/09/45	20,659,679
EUR	41,228,000	Berkshire Hathaway, Inc., 1.63%, due 03/16/35	41,771,459
USD	6,184,000	Exxon Mobil Corp., 3.57%, due 03/06/45	5,870,541
USD	10,116,000	Microsoft Corp., 4.00%, due 02/12/55	9,256,747
USD	1,212,000	Weatherford International LLC, 6.80%, due 06/15/37	1,186,438
USD	4,228,000	Weatherford International Ltd., 6.50%, due 08/01/36	3,963,348
USD	5,440,000	Weatherford International Ltd., 6.75%, due 09/15/40	5,217,814
USD	6,061,000	Weatherford International Ltd., 7.00%, due 03/15/38	5,936,150

		Total Corporate Debt	111,432,726

Par Value / Shares / Principal Amount		Description	Value ($)
		U.S. Government — 9.9%
USD	111,445,500	U.S. Treasury Bond, 2.75%, due 11/15/42	108,128,213
USD	432,869,600	U.S. Treasury Bond, 3.13%, due 11/15/41	453,802,741
USD	95,678,400	U.S. Treasury Bond, 3.13%, due 02/15/42	100,155,862
USD	84,885,100	U.S. Treasury Bond, 3.63%, due 02/15/44	97,180,197
USD	1,394,954,602	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15 (c) (e)	1,403,999,487
USD	120,412,800	U.S. Treasury Strip Principal, due 11/15/41	54,902,096
USD	17,182,900	U.S. Treasury Strip Principal, due 02/15/42	7,743,130
USD	1,505,500	U.S. Treasury Strip Principal, due 11/15/42	656,868
USD	28,065,900	U.S. Treasury Strip Principal, due 02/15/44	11,827,195

		Total U.S. Government	2,238,395,789

		Total United States	2,410,132,802

		TOTAL DEBT OBLIGATIONS (COST $2,675,744,006)	2,583,582,415

		MUTUAL FUNDS — 23.5%

		United States — 23.5%
		Affiliated Issuers — 23.5%
	69,833,723	GMO Alpha Only fund, Class IV	1,592,907,230
	34,822,203	GMO Debt Opportunities Fund, Class VI	869,162,189
	106,938,942	GMO Emerging Country Debt Fund, Class IV	1,030,891,397
	33,658,818	GMO Special Opportunities Fund, Class VI	686,303,288
	33,510,901	GMO Systematic Global Macro Opportunity Fund, Class III	1,146,072,826

		TOTAL MUTUAL FUNDS (COST $5,270,786,590)	5,325,336,930

		OPTIONS PURCHASED (a) — 2.7%

		Currency Options — 0.8%
EUR	180,506,000	EUR Call/USD Put, Expires 06/18/15, Strike 1.08, (OTC) (CP-JPM)	4,483,418
EUR	181,966,000	EUR Put/USD Call, Expires 06/18/15, Strike 1.09, (OTC) (CP-GS)	1,316,234
EUR	180,506,000	EUR Put/USD Call, Expires 06/18/15, Strike 1.08, (OTC) (CP-JPM)	896,684
EUR	181,966,000	EUR Call/USD Put, Expires 06/18/15, Strike 1.09, (OTC) (CP-GS)	3,494,634
EUR	124,385,000	EUR Call/USD Put, Expires 06/19/15, Strike 1.06, (OTC) (CP-GS)	4,692,761
EUR	53,308,000	EUR Put/USD Call, Expires 06/19/15, Strike 1.01, (OTC) (CP-JPM)	2,342

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Currency Options — continued
EUR	124,385,000	EUR Put/USD Call, Expires 06/19/15, Strike 1.06, (OTC) (CP-GS)	290,437
EUR	842,766,000	EUR Call/USD Put, Expires 07/21/15, Strike 1.16, (OTC) (CP-DB)	1,557,802
EUR	105,792,000	EUR Call/USD Put, Expires 07/23/15, Strike 1.16, (OTC) (CP-DB)	267,705
EUR	105,792,000	EUR Put/USD Call, Expires 07/23/15, Strike 1.16, (OTC) (CP-DB)	6,463,842
EUR	389,946,000	EUR Put/USD Call, Expires 07/29/15, Strike 1.05, (OTC) (CP-JPM)	2,480,585
EUR	26,943,000	EUR Call/USD Put, Expires 08/06/15, Strike 1.15, (OTC) (CP-DB)	104,221
EUR	26,943,000	EUR Put/USD Call, Expires 08/06/15, Strike 1.15, (OTC) (CP-DB)	1,595,041
EUR	63,738,000	EUR Call/USD Put, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	2,611,969
EUR	127,475,000	EUR Call/USD Put, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	5,223,896
EUR	63,738,000	EUR Put/USD Call, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	1,123,555
EUR	127,475,000	EUR Put/USD Call, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	2,247,093
EUR	596,649,000	EUR Put/USD Call, Expires 10/21/15, Strike 1.02, (OTC) (CP-JPM)	4,942,925
EUR	352,638,000	EUR Put/USD Call, Expires 10/22/15, Strike 1.03, (OTC) (CP-JPM)	3,779,296
EUR	173,309,000	EUR Put/USD Call, Expires 10/28/15, Strike 1.07, (OTC) (CP-JPM)	3,192,090
EUR	286,277,000	EUR Put/USD Call, Expires 10/29/15, Strike 1.07, (OTC) (CP-JPM)	5,298,887
EUR	433,050,000	EUR Put/USD Call, Expires 02/04/16, Strike 1.03, (OTC) (CP-JPM)	7,350,689
EUR	18,236,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/24/16, Strike 1.10, (OTC) (CP-DB)	7,610,868
EUR	12,898,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	5,383,032
EUR	5,528,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	2,307,133
EUR	355,387,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	3,692,832
EUR	497,542,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-GS)	11,150,867
EUR	177,266,000	EUR Call/USD Put, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	10,224,211
EUR	177,266,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	5,592,701
EUR	354,532,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	4,333,049
EUR	55,180,000	EUR Call/USD Put, Expires 03/22/16, Strike 1.09, (OTC) (CP-JPM)	2,724,159
EUR	55,180,000	EUR Put/USD Call, Expires 03/22/16, Strike 1.09, (OTC) (CP-JPM)	2,055,937

Principal Amount		Description	Value ($)
		Currency Options — continued
EUR	56,014,000	EUR Call/USD Put, Expires 03/23/16, Strike 1.11, (OTC) (CP-JPM)	2,328,354
EUR	56,014,000	EUR Put/USD Call, Expires 03/23/16, Strike 1.11, (OTC) (CP-JPM)	2,412,083
EUR	18,303,000	EUR Put/USD Call, One-Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	7,538,320
EUR	18,158,000	EUR Put/USD Call, One-Touch Binary Option, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	7,279,170
GBP	221,507,000	GBP Put/USD Call, Expires 07/09/15, Strike 1.43, (OTC) (CP-JPM)	107,659
GBP	24,563,000	GBP Call/USD Put, Expires 08/20/15, Strike 1.55, (OTC) (CP-JPM)	369,977
GBP	24,563,000	GBP Put/USD Call, Expires 08/20/15, Strike 1.55, (OTC) (CP-JPM)	822,322
GBP	49,126,000	GBP Call/USD Put, Expires 08/20/15, Strike 1.54, (OTC) (CP-JPM)	788,234
GBP	49,126,000	GBP Put/USD Call, Expires 08/20/15, Strike 1.54, (OTC) (CP-JPM)	1,575,116
GBP	190,900,000	GBP Call/USD Put, Expires 11/16/15, Strike 1.56, (OTC) (CP-GS)	3,671,070
USD	83,337,000	USD Put/JPY Call, Expires 06/01/15, Strike 119.32, (OTC) (CP-GS)	—
USD	83,337,000	USD Call/JPY Put, Expires 06/01/15, Strike 119.32, (OTC) (CP-GS)	3,222,142
USD	83,953,000	USD Put/CHF Call, Expires 06/22/15, Strike 0.97, (OTC) (CP-GS)	3,173,507
USD	83,953,000	USD Call/CHF Put, Expires 06/22/15, Strike 0.97, (OTC) (CP-GS)	198,129
USD	100,004,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	3,962,959
USD	83,953,000	USD Call/BRL Put, Expires 03/22/16, Strike 3.56, (OTC) (CP-JPM)	4,669,382
USD	83,953,000	USD Put/BRL Call, Expires 03/22/16, Strike 3.56, (OTC) (CP-JPM)	6,035,129
USD	33,581,333	USD Call/BRL Put, Expires 03/22/16, Strike 3.55, (OTC) (CP-JPM)	1,891,704
USD	33,581,333	USD Put/BRL Call, Expires 03/22/16, Strike 3.55, (OTC) (CP-JPM)	2,371,010
USD	51,243,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	2,344,111
USD	51,243,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	1,914,438
USD	51,331,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	1,821,121
USD	51,331,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	2,483,291

		Total Currency Options	179,470,123

		Equity Options — 0.0%
USD	27,000	Office Depot, Inc., Put, Expires 01/15/16, Strike 7.00	675,000
USD	1,500	Royal Dutch Shell Plc, Put, Expires 10/16/15, Strike 57.50	300,000

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Equity Options — continued
USD	2,937	Royal Dutch Shell Plc, Put, Expires 10/16/15, Strike 60.00	837,045

		Total Equity Options	1,812,045

		Options on Interest Rate Swaps — 1.5%
EUR	71,404,000	EUR Swaption Call, Expires 07/13/15, Strike 0.98%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 71,404,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.98%, maturing on 07/15/45. (OTC) (CP-GS)	406,466
EUR	71,404,000	EUR Swaption Put, Expires 07/13/15, Strike 0.98%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 71,404,000 EUR in which it will pay a rate of 0.98% and will receive 6 month EURIBOR, maturing on 07/15/45. (OTC) (CP-GS)	6,608,629
EUR	145,544,000	EUR Swaption Put, Expires 11/20/15, Strike 1.28%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 145,544,000 EUR in which it will pay a rate of 1.28% and will receive 6 month EURIBOR, maturing on 11/24/25. (OTC) (CP-MSCI)	9,287,022
EUR	73,602,000	EUR Swaption Call, Expires 11/24/15, Strike 1.31%, upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 73,602,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 1.31%, maturing on 11/26/45. (OTC) (CP-MSCI)	4,563,577
EUR	73,602,000	EUR Swaption Put, Expires 11/24/15, Strike 1.31%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 73,602,000 EUR in which it will pay a rate of 1.31% and will receive 6 month EURIBOR, maturing on 11/26/45. (OTC) (CP-MSCI)	4,520,248
EUR	361,314,000	EUR Swaption Put, Expires 02/22/16, Strike 1.56%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 361,314,000 EUR in which it will pay a rate of 1.56% and will receive 6 month EURIBOR, maturing on 02/24/46. (OTC) (CP-GS)	18,770,115
EUR	207,860,000	EUR Swaption Put, Expires 06/01/16, Strike 1.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 207,860,000 EUR in which it will pay a rate of 1.93% and will receive 6 month EURIBOR, maturing on 06/03/46. (OTC) (CP-GS)	4,419,746

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
EUR	208,280,000	EUR Swaption Put, Expires 07/07/16, Strike 1.99%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 208,280,000 EUR in which it will pay a rate of 1.99% and will receive 6 month EURIBOR, maturing on 07/11/46. (OTC) (CP-GS)	4,295,999
EUR	192,344,000	EUR Swaption Put, Expires 09/01/16, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 192,344,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 09/05/46. (OTC) (CP-GS)	4,007,017
EUR	225,263,000	EUR Swaption Put, Expires 09/01/16, Strike 1.95%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 225,263,000 EUR in which it will pay a rate of 1.95% and will receive 6 month EURIBOR, maturing on 09/05/46. (OTC) (CP-GS)	5,552,046
EUR	83,898,000	EUR Swaption Put, Expires 10/13/16, Strike 1.90%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 83,898,000 EUR in which it will pay a rate of 1.90% and will receive 6 month EURIBOR, maturing on 10/17/46. (OTC) (CP-GS)	2,377,991
EUR	204,410,000	EUR Swaption Put, Expires 12/16/16, Strike 1.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 204,410,000 EUR in which it will pay a rate of 1.93% and will receive 6 month EURIBOR, maturing on 12/22/46. (OTC) (CP-GS)	6,022,756
EUR	206,122,000	EUR Swaption Put, Expires 02/01/17, Strike 2.03%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 206,122,000 EUR in which it will pay a rate of 2.03% and will receive 6 month EURIBOR, maturing on 02/03/47. (OTC) (CP-GS)	5,579,455
EUR	179,430,000	EUR Swaption Put, Expires 02/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,430,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 02/22/47. (OTC) (CP-MSCI)	7,377,831
EUR	156,435,000	EUR Swaption Put, Expires 03/01/17, Strike 1.88%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 156,435,000 EUR in which it will pay a rate of 1.88% and will receive 6 month EURIBOR, maturing on 03/03/47. (OTC) (CP-GS)	5,302,995

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
EUR	179,430,000	EUR Swaption Put, Expires 05/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,430,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 05/24/47. (OTC) (CP-MSCI)	7,970,808
EUR	278,174,000	EUR Swaption Put, Expires 05/22/17, Strike 1.85%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 278,174,000 EUR in which it will pay a rate of 1.85% and will receive 6 month EURIBOR, maturing on 05/24/47. (OTC) (CP-GS)	10,408,099
EUR	260,086,000	EUR Swaption Put, Expires 07/24/17, Strike 1.80%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 260,086,000 EUR in which it will pay a rate of 1.80% and will receive 6 month EURIBOR, maturing on 07/26/47. (OTC) (CP-GS)	10,768,241
EUR	179,430,000	EUR Swaption Put, Expires 08/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,430,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 08/23/47. (OTC) (CP-MSCI)	8,583,296
EUR	179,430,000	EUR Swaption Put, Expires 11/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,430,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 11/22/47. (OTC) (CP-MSCI)	9,119,518
EUR	685,987,000	EUR Swaption Put, Expires 03/06/18, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 685,987,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 03/08/48. (OTC) (CP-GS)	25,042,159
EUR	364,398,000	EUR Swaption Put, Expires 03/12/18, Strike 1.83%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 364,398,000 EUR in which it will pay a rate of 1.83% and will receive 6 month EURIBOR, maturing on 03/14/48. (OTC) (CP-MSCI)	16,726,725
EUR	179,385,000	EUR Swaption Put, Expires 03/16/18, Strike 1.70%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,385,000 EUR in which it will pay a rate of 1.70% and will receive 6 month EURIBOR, maturing on 03/21/48. (OTC) (CP-MSCI)	9,277,013

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
EUR	89,713,000	EUR Swaption Put, Expires 03/19/18, Strike 1.70%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 89,713,000 EUR in which it will pay a rate of 1.70% and will receive 6 month EURIBOR, maturing on 03/21/48. (OTC) (CP-MSCI)	4,646,070
GBP	33,061,000	GBP Swaption Call, Expires 06/24/15, Strike 2.30%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 2.30%, maturing on 06/24/45. (OTC) (CP-MSCI)	1,904,947
GBP	33,061,000	GBP Swaption Put, Expires 06/24/15, Strike 2.30%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a rate of 2.30% and will receive 6 month GBP LIBOR, maturing on 06/24/45. (OTC) (CP-MSCI)	546,638
GBP	33,061,000	GBP Swaption Put, Expires 03/11/16, Strike 2.34%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a rate of 2.34% and will receive 6 month GBP LIBOR, maturing on 03/13/27. (OTC) (CP-MSCI)	2,893,928
GBP	33,061,000	GBP Swaption Call, Expires 03/11/16, Strike 2.34%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 2.34%, maturing on 03/11/46. (OTC) (CP-MSCI)	4,278,765
GBP	169,879,500	GBP Swaption Call, Expires 03/23/16, Strike 1.97%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 169,879,500 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 1.97%, maturing on 03/23/46. (OTC) (CP-GS)	12,250,774
GBP	169,879,500	GBP Swaption Put, Expires 03/23/16, Strike 1.97%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 169,879,500 GBP in which it will pay a rate of 1.97% and will receive 6 month GBP LIBOR, maturing on 03/23/46. (OTC) (CP-GS)	27,155,888
GBP	149,901,000	GBP Swaption Put, Expires 01/27/17, Strike 2.53%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 149,901,000 GBP in which it will pay a rate of 2.53% and will receive 6 month GBP LIBOR, maturing on 01/27/47. (OTC) (CP-GS)	7,466,194
GBP	83,484,000	GBP Swaption Put, Expires 02/09/17, Strike 2.61%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 83,484,000 GBP in which it will pay a rate of 2.61% and will receive 6 month GBP LIBOR, maturing on 02/09/47. (OTC) (CP-MSCI)	3,777,635

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
GBP	65,613,000	GBP Swaption Put, Expires 02/17/17, Strike 2.95%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 65,613,000 GBP in which it will pay a rate of 2.95% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-MSCI)	2,903,090
GBP	163,153,000	GBP Swaption Put, Expires 02/17/17, Strike 2.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 163,153,000 GBP in which it will pay a rate of 2.81% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-GS)	5,740,088
GBP	33,061,000	GBP Swaption Put, Expires 03/13/17, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a rate of 2.39% and will receive 6 month GBP LIBOR, maturing on 03/13/47. (OTC) (CP-MSCI)	4,504,030
GBP	33,061,000	GBP Swaption Call, Expires 03/13/17, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 2.39%, maturing on 03/13/47. (OTC) (CP-MSCI)	5,847,078
GBP	156,652,000	GBP Swaption Put, Expires 03/20/17, Strike 2.89%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 156,652,000 GBP in which it will pay a rate of 2.89% and will receive 6 month GBP LIBOR, maturing on 03/22/47. (OTC) (CP-GS)	4,993,967
GBP	76,805,000	GBP Swaption Put, Expires 04/10/17, Strike 2.58%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 76,805,000 GBP in which it will pay a rate of 2.58% and will receive 6 month GBP LIBOR, maturing on 04/12/47. (OTC) (CP-GS)	3,707,959
GBP	66,553,000	GBP Swaption Put, Expires 05/12/17, Strike 2.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 66,553,000 GBP in which it will pay a rate of 2.81% and will receive 6 month GBP LIBOR, maturing on 05/12/47. (OTC) (CP-MSCI)	3,745,417
GBP	160,476,000	GBP Swaption Put, Expires 05/19/17, Strike 2.91%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 160,476,000 GBP in which it will pay a rate of 2.91% and will receive 6 month GBP LIBOR, maturing on 05/19/47. (OTC) (CP-GS)	5,152,909
GBP	100,233,000	GBP Swaption Put, Expires 08/10/17, Strike 2.68%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 100,233,000 GBP in which it will pay a rate of 2.68% and will receive 6 month GBP LIBOR, maturing on 08/10/47. (OTC) (CP-MSCI)	4,571,066

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
GBP	66,822,000	GBP Swaption Put, Expires 08/10/17, Strike 3.00%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 66,822,000 GBP in which it will pay a rate of 3.00% and will receive 6 month GBP LIBOR, maturing on 08/10/47. (OTC) (CP-MSCI)	3,122,852
USD	83,953,000	USD Swaption Call, Expires 09/21/15, Strike 2.40%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 83,953,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.40%, maturing on 09/23/45. (OTC) (CP-JPM)	1,767,546
USD	83,953,000	USD Swaption Put, Expires 09/21/15, Strike 2.40%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 83,953,000 USD in which it will pay a rate of 2.40% and will receive 3 month USD LIBOR, maturing on 09/23/45. (OTC) (CP-JPM)	6,246,187
USD	83,953,000	USD Swaption Call, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 83,953,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.15%, maturing on 09/23/25. (OTC) (CP-JPM)	1,029,180
USD	83,953,000	USD Swaption Put, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 83,953,000 USD in which it will pay a rate of 2.15% and will receive 3 month USD LIBOR, maturing on 09/23/25. (OTC) (CP-JPM)	2,012,269
USD	167,906,000	USD Swaption Call, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 167,906,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.15%, maturing on 09/23/25. (OTC) (CP-JPM)	2,073,639
USD	167,906,000	USD Swaption Put, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 167,906,000 USD in which it will pay a rate of 2.15% and will receive 3 month USD LIBOR, maturing on 09/23/25. (OTC) (CP-JPM)	4,001,368
USD	42,470,000	USD Swaption Put, Expires 09/23/15, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 42,470,000 USD in which it will pay a rate of 2.39% and will receive 3 month USD LIBOR, maturing on 09/25/45. (OTC) (CP-JPM)	3,289,047
USD	42,470,000	USD Swaption Call, Expires 09/23/15, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 42,470,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.39%, maturing on 09/25/45. (OTC) (CP-JPM)	857,852

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount / Number of Contracts		Description	Value ($)
		Options on Interest Rate Swaps — continued
USD	322,570,500	USD Swaption Call, Expires 03/11/16, Strike 2.75%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 322,570,500 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.75%, maturing on 03/17/46. (OTC) (CP-GS)	6,953,007
USD	322,570,500	USD Swaption Put, Expires 03/11/16, Strike 2.75%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 322,570,500 USD in which it will pay a rate of 2.75% and will receive 3 month USD LIBOR, maturing on 03/17/46. (OTC) (CP-GS)	10,898,367

		Total Options on Interest Rate Swaps	335,325,509

		Quanto Options — 0.4%
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 01/17/20, Strike 3,000 (b)	2,210,304
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 08/30/19, Strike 3,000 (b)	2,152,888
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 12/06/19, Strike 3,000 (b)	2,189,560
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 08/23/19, Strike 3,000 (b)	2,148,547
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 07/26/19, Strike 3,000 (b)	2,138,775
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 01/31/20, Strike 3,000 (b)	2,211,418
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 11/15/19, Strike 3,000 (b)	2,181,230
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 05/08/20, Strike 3,000 (b)	2,187,913
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 10/25/19, Strike 3,000 (b)	2,179,777
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 09/20/19, Strike 3,000 (b)	2,165,954
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 11/08/19, Strike 3,000 (b)	2,182,143
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 10/04/19, Strike 3,000 (b)	2,169,947
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 12/27/19, Strike 3,000 (b)	2,200,197
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 05/15/20, Strike 3,000 (b)	2,175,652
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 02/07/20, Strike 3,000 (b)	2,213,695
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 04/24/20, Strike 3,000 (b)	2,242,001
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 08/16/19, Strike 3,000 (b)	2,144,322
	3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 12/13/19, Strike 3,000 (b)	2,193,635

Number of Contracts	Description	Value ($)
	Quanto Options — continued
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 04/03/20, Strike 3,000 (b)	2,242,812
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 10/11/19, Strike 3,000 (b)	2,171,446
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 02/21/20, Strike 3,000 (b)	2,220,529
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 02/28/20, Strike 3,000 (b)	2,224,979
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 10/18/19, Strike 3,000 (b)	2,175,631
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 11/29/19, Strike 3,000 (b)	2,187,886
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 11/22/19, Strike 3,000 (b)	2,185,006
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 01/24/20, Strike 3,000 (b)	2,207,000
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 02/14/20, Strike 3,000 (b)	2,216,657
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 01/03/20, Strike 3,000 (b)	2,203,511
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 09/27/19, Strike 3,000 (b)	2,166,050
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 11/01/19, Strike 3,000 (b)	2,183,715
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 04/17/20, Strike 3,000 (b)	2,240,630
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 08/02/19, Strike 3,000 (b)	2,143,311
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 12/20/19, Strike 3,000 (b)	2,199,033
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 09/13/19, Strike 3,000 (b)	2,161,804
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 09/06/19, Strike 3,000 (b)	2,157,301
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 03/06/20, Strike 3,000 (b)	2,229,312
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 03/20/20, Strike 3,000 (b)	2,237,983
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 08/09/19, Strike 3,000 (b)	2,141,718
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 04/09/20, Strike 3,000 (b)	2,240,026
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 01/10/20, Strike 3,000 (b)	2,207,112
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 04/30/20, Strike 3,000 (b)	2,220,368
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 03/13/20, Strike 3,000 (b)	2,234,048
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 07/19/19, Strike 3,000 (b)	2,134,719
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 03/27/20, Strike 3,000 (b)	2,238,649

	Total Quanto Options	96,459,194

	TOTAL OPTIONS PURCHASED (COST $697,081,137)	613,066,871

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS (a) — 21.0%

	Money Market Funds — 0.2%
39,919,870	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (f)	39,919,870

	U.S. Government — 20.8%
20,000,000	U.S. Treasury Bill, 0.03%, due 10/15/15 (g)	19,997,920
268,000,000	U.S. Treasury Bill, 0.05%, due 11/12/15 (g)	267,938,896
486,400,000	U.S. Treasury Bill, 0.10%, due 01/07/16 (g)	486,110,106
12,000,000	U.S. Treasury Bill, 0.00%, due 07/09/15 (g) (h)	12,000,000
325,000,000	U.S. Treasury Bill, 0.05%, due 11/05/15 (g)	324,932,725
153,000,000	U.S. Treasury Bill, 0.00%, due 07/23/15 (g) (h)	152,998,929
30,000,000	U.S. Treasury Bill, 0.00%, due 08/20/15 (g) (h)	29,999,670
86,770,000	U.S. Treasury Bill, 0.00%, due 06/11/15 (g) (h)	86,769,913
150,000,000	U.S. Treasury Bill, 0.00%, due 08/13/15 (g) (h)	150,000,000
173,000,000	U.S. Treasury Bill, 0.04%, due 10/29/15 (g)	172,974,742
24,500,000	U.S. Treasury Bill, 0.01%, due 06/25/15 (g)	24,499,829
130,000,000	U.S. Treasury Bill, 0.02%, due 09/17/15 (c) (g)	129,993,110
40,000,000	U.S. Treasury Bill, 0.06%, due 12/10/15 (g)	39,987,200
90,000,000	U.S. Treasury Bill, 0.01%, due 09/10/15 (g)	89,997,480
109,900,000	U.S. Treasury Bill, 0.00%, due 08/27/15 (c) (g) (h)	109,891,200
160,000,000	U.S. Treasury Bill, 0.01%, due 10/01/15 (g)	159,994,560
152,000,000	U.S. Treasury Bill, 0.02%, due 09/24/15 (g)	151,991,488
177,800,000	U.S. Treasury Bill, 0.03%, due 10/08/15 (g)	177,782,398
137,800,000	U.S. Treasury Bill, 0.02%, due 10/22/15 (g)	137,787,736
400,000,000	U.S. Treasury Note, 1.25%, due 09/30/15	401,562,400
205,000,000	U.S. Treasury Note, 1.75%, due 07/31/15	205,576,460
75,000,000	U.S. Treasury Note, 0.25%, due 10/15/15	75,046,875
250,000,000	U.S. Treasury Note, 0.38%, due 11/15/15	250,312,500
85,000,000	U.S. Treasury Note, 0.25%, due 09/15/15	85,046,495
185,000,000	U.S. Treasury Note, 0.25%, due 09/30/15	185,072,335
210,000,000	U.S. Treasury Note, 0.38%, due 06/30/15	210,050,123
10,000,000	U.S. Treasury Note, 0.25%, due 10/31/15	10,004,690
16,700,000	U.S. Treasury Note, 1.25%, due 08/31/15	16,749,582
100,000,000	U.S. Treasury Note, 0.38%, due 08/31/15	100,070,300
50,000,000	U.S. Treasury Note, 0.25%, due 07/31/15	50,007,800
410,000,000	U.S. Treasury Note, 1.88%, due 06/30/15	410,576,460

	Total U.S. Government	4,725,723,922

	TOTAL SHORT-TERM INVESTMENTS (COST $4,765,258,839)	4,765,643,792

	TOTAL INVESTMENTS — 102.3% (Cost $23,060,381,828)	23,195,311,826

Shares	Description	Value ($)
	SECURITIES SOLD SHORT (a) — (2.2)%

	COMMON STOCKS — (2.2)%

	Canada — (0.2)%
(793,698)	Royal Bank of Canada	(50,503,004)

	Netherlands — (0.2)%
(370,960)	NXP Semiconductors NV *	(41,640,260)

	United Kingdom — (0.2)%
(1,579,039)	Royal Dutch Shell Plc – Class B	(47,779,778)

	United States — (1.6)%
(144)	Alliance Data Systems Corp. *	(42,916)
(533,000)	ARRIS Group, Inc. *	(17,594,330)
(1,174,832)	AT&T, Inc.	(40,578,697)
(130,166)	Avago Technologies Ltd	(19,273,680)
(390,245)	Ball Corp.	(27,703,493)
(91,900)	BB&T Corp.	(3,627,293)
(1,894)	Endo International Plc *	(158,641)
(1,669,738)	Halliburton Co.	(75,806,105)
(377,113)	Iron Mountain, Inc.	(13,753,311)
(625,736)	M&T Bank Corp.	(75,638,968)
(276,507)	NextEra Energy, Inc.	(28,297,726)
(252,724)	Reynolds American, Inc.	(19,396,567)
(1,142,430)	Staples, Inc.	(18,810,110)
(323,468)	STERIS Corp.	(21,617,366)

	Total United States	(362,299,203)

	TOTAL COMMON STOCKS (PROCEEDS $488,057,927)	(502,222,245)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $488,057,927)	(502,222,245)

	Other Assets and Liabilities (net) — (0.1%)	(19,147,018)

	TOTAL NET ASSETS — 100.0%	$22,673,942,563

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

A summary of outstanding financial instruments at May 31, 2015 is as follows:

Forward Currency Contracts (a)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/02/2015	BCLY	BRL	361,673,800	USD	115,830,322	$2,321,298
06/02/2015	GS	BRL	332,731,800	USD	107,571,827	3,146,068
07/02/2015	BCLY	BRL	53,689,200	USD	16,729,777	60,513
06/16/2015	MSCI	CAD	120,651	USD	100,000	3,008
06/16/2015	SSB	CAD	241,048	USD	197,000	3,220
06/26/2015	GS	CHF	23,718,878	USD	24,095,904	(1,162,238)
02/17/2016	GS	CHF	481,747,347	USD	522,955,862	4,316,500
03/03/2016	GS	CHF	46,312,800	USD	47,335,241	(2,562,845)
06/22/2015	BOA	EUR	84,987,895	USD	91,988,274	(1,377,913)
06/22/2015	DB	EUR	18,897,422	USD	20,740,057	(20,314)
06/22/2015	GS	EUR	138,613,963	USD	156,079,370	3,800,539
06/22/2015	JPM	EUR	9,977,464	USD	10,741,937	(219,127)
06/22/2015	MSCI	EUR	11,274,168	USD	12,685,398	299,796
06/22/2015	SSB	EUR	1,219,402	USD	1,319,000	(20,613)
07/23/2015	DB	EUR	467,033,000	USD	490,057,727	(23,241,750)
07/31/2015	GS	EUR	193,263,000	USD	219,662,726	7,229,540
07/31/2015	JPM	EUR	246,062,080	USD	276,570,282	6,100,759
10/23/2015	JPM	EUR	1,048,699,000	USD	1,130,898,660	(23,391,481)
10/26/2015	JPM	EUR	278,232,000	USD	307,757,807	1,495,565
10/30/2015	JPM	EUR	143,146,000	USD	164,156,970	6,579,086
11/02/2015	JPM	EUR	131,167,000	USD	149,357,240	4,958,673
11/16/2015	JPM	EUR	782,830,000	USD	903,150,971	41,146,322
02/08/2016	GS	EUR	120,893,000	USD	130,774,466	(2,585,081)
02/09/2016	DB	EUR	52,091,000	USD	56,388,508	(1,075,432)
02/17/2016	GS	EUR	50,864,000	USD	55,039,934	(1,080,519)
03/14/2016	GS	EUR	188,711,000	USD	201,552,784	(6,796,889)
03/14/2016	JPM	EUR	162,767,000	USD	176,662,419	(3,043,328)
03/16/2016	JPM	EUR	159,539,000	USD	170,707,527	(5,444,329)
03/27/2017	DB	EUR	7,250,000	USD	7,953,250	(167,752)
11/07/2017	GS	EUR	193,938,000	USD	212,934,227	(6,812,823)
12/22/2017	JPM	EUR	55,095,000	USD	60,857,937	(1,725,333)
07/09/2015	GS	GBP	47,560,000	USD	69,624,511	(3,046,483)
07/13/2015	GS	GBP	26,666,308	USD	39,626,134	(1,118,467)
07/13/2015	JPM	GBP	79,587,000	USD	120,358,029	(1,246,376)
07/27/2015	BOA	GBP	46,657,169	USD	73,102,136	1,819,579
07/27/2015	DB	GBP	77,448	USD	119,187	863
07/27/2015	GS	GBP	45,833,352	USD	71,786,946	1,763,010
07/27/2015	MSCI	GBP	46,491,334	USD	72,758,559	1,729,363
11/18/2015	GS	GBP	203,049,000	USD	296,959,162	(13,034,322)
12/18/2015	GS	GBP	135,145,000	USD	200,302,381	(5,995,935)
08/13/2015	BCLY	INR	9,260,992,000	USD	142,629,152	(317,723)
06/26/2015	GS	JPY	24,617,235,000	USD	205,977,251	7,569,932
06/26/2015	JPM	JPY	19,812,151,150	USD	163,263,861	3,584,035
06/11/2015	BOA	SEK	398,895,323	USD	46,227,991	(562,493)
06/11/2015	DB	SEK	398,835,490	USD	46,193,594	(589,871)
06/11/2015	GS	SEK	398,895,322	USD	46,214,494	(575,990)
06/02/2015	BCLY	USD	117,836,088	BRL	361,673,800	(4,327,065)
06/02/2015	GS	USD	108,686,625	BRL	332,731,800	(4,260,864)
06/11/2015	GS	USD	145,536,004	SEK	1,196,626,135	(5,171,572)
06/22/2015	BOA	USD	12,005,018	EUR	10,966,943	43,070
06/22/2015	DB	USD	437,078,002	EUR	401,169,480	3,639,647

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/22/2015	GS	USD	47,696,743	EUR	44,151,835	$807,677
06/22/2015	JPM	USD	2,253,926	EUR	2,093,520	45,978
06/22/2015	MSCI	USD	10,517,960	EUR	9,780,555	226,784
06/23/2015	JPM	USD	26,267,624	EUR	24,877,000	1,062,173
06/26/2015	GS	USD	24,102,624	CHF	23,718,877	1,155,518
06/26/2015	GS	USD	449,387,229	JPY	54,222,375,878	(12,371,609)
07/13/2015	JPM	USD	154,189,877	GBP	102,526,000	2,464,015
07/23/2015	DB	USD	447,865,067	EUR	407,687,000	209,317
07/23/2015	JPM	USD	103,714,117	EUR	97,494,000	3,438,095
07/27/2015	MSCI	USD	5,032,298	GBP	3,296,100	3,465
07/31/2015	GS	USD	200,411,082	EUR	188,711,000	7,018,581
07/31/2015	JPM	USD	275,403,410	EUR	246,062,080	(4,933,886)
08/13/2015	BCLY	USD	199,443,480	INR	12,916,957,000	(65,418)
10/23/2015	JPM	USD	1,159,724,365	EUR	1,059,248,000	6,176,930
10/26/2015	JPM	USD	276,187,126	EUR	243,012,000	(8,693,092)
10/30/2015	JPM	USD	159,128,428	EUR	143,146,000	(1,550,544)
11/02/2015	JPM	USD	149,086,249	EUR	131,167,000	(4,687,682)
11/16/2015	JPM	USD	800,463,703	EUR	745,571,000	20,513,607
11/18/2015	GS	USD	300,607,107	GBP	203,049,000	9,386,377
12/18/2015	GS	USD	199,843,210	GBP	135,145,000	6,455,106
02/08/2016	GS	USD	128,690,599	EUR	120,893,000	4,668,948
02/09/2016	DB	USD	4,271,717	EUR	3,952,000	87,913
02/17/2016	GS	USD	154,485,231	CHF	145,456,000	2,109,730
03/14/2016	GS	USD	201,307,459	EUR	188,711,000	7,042,213
03/14/2016	JPM	USD	172,728,340	EUR	162,767,000	6,977,406
03/16/2016	JPM	USD	171,129,508	EUR	159,539,000	5,022,347
03/24/2016	JPM	USD	3,492,459	BRL	12,468,077	69,244
03/29/2016	GS	USD	6,327,627	EUR	5,774,000	49,985
11/07/2017	GS	USD	214,049,371	EUR	193,938,000	5,697,680
12/22/2017	JPM	USD	61,316,438	EUR	55,095,000	1,266,832

						$40,289,148

Futures Contracts (a)

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
2,353	U.S. Ultra Bond	September 2015	$377,141,781	$2,724,025

Sales
104	U.S. Treasury Note 10 Yr.	September 2015	$13,279,500	$(65,974)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Written Options (a)

Currency Options

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	12,898,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19 (OTC) (CP-JPM)	$1,867,373	$(3,293,566)
Call	EUR	5,528,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19 (OTC) (CP-JPM)	773,566	(1,366,066)
Call	EUR	18,303,000	03/31/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19 (OTC) (CP-JPM)	2,946,531	(5,126,057)
Call	EUR	18,236,000	02/24/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.21 (OTC) (CP-DB)	6,205,803	(3,304,719)
Call	EUR	53,308,000	06/19/2015	EUR Call/USD Put, Strike 1.10 (OTC) (CP-JPM)	475,441	(633,023)
Call	EUR	355,387,000	03/10/2016	EUR Call/USD Put, Strike 1.14 (OTC) (CP-JPM)	5,396,839	(8,479,736)
Call	EUR	354,532,000	03/14/2016	EUR Call/USD Put, Strike 1.15 (OTC) (CP-JPM)	5,113,558	(7,284,957)
Call	EUR	18,158,000	06/03/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.18 (OTC) (CP-JPM)	3,705,828	(6,182,309)
Call	GBP	221,507,000	07/09/2015	GBP Call/USD Put, Strike 1.57 (OTC) (CP-JPM)	2,917,540	(746,844)

					$29,402,478	$(36,417,277)

Equity Options

Number of Contracts			Expiration Date	Description	Premiums	Market Value
Call	USD	4,437	10/16/2015	Royal Dutch Shell Plc Call, Strike $65 (OTC) (CP-MSCI)	$983,487	$(554,625)
Call	USD	2,900	01/15/2016	Staples, Inc. Call, Strike $15 (OTC) (CP-MSCI)	701,063	(696,000)

					$1,684,550	$(1,250,625)

Written Options on Interest Rate Swaps

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	107,106,000	07/13/2015	EUR Swaption Call, Expires 07/13/2015, Strike 0.64%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 107,106,000 EUR in which it will pay a rate 0.64%, and will receive 6 month EURIBOR, maturing on 07/15/25. (OTC) (CP-MSCI)	$1,399,017	$(181,275)
Put	EUR	107,106,000	07/13/2015	EUR Swaption Put, Expires 07/13/2015, Strike 0.64%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 107,106,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.64%, maturing on 07/15/25. (OTC) (CP-MSCI)	1,399,017	(2,734,650)
Put	EUR	145,544,000	11/20/2015	EUR Swaption Put, Expires 11/20/2015, Strike 0.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 145,544,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.81%, maturing on 11/24/25. (OTC) (CP-MSCI)	2,077,725	(3,593,610)
Call	EUR	133,882,500	12/14/2015	EUR Swaption Call, Expires 12/14/2015, Strike 0.69%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 133,882,500 EUR in which it will pay a rate 0.69% and will receive 6 month EURIBOR, maturing on 12/16/25. (OTC) (CP-MSCI)	2,772,442	(1,179,286)
Put	EUR	133,882,500	12/14/2015	EUR Swaption Put, Expires 12/14/2015, Strike 0.69%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 133,882,500 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.69%, maturing on 12/16/25. (OTC) (CP-MSCI)	2,772,442	(4,644,505)
Call	EUR	207,860,000	06/01/2016	EUR Swaption Call, Expires 06/01/2016, Strike 0.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 207,860,000 EUR in which it will pay a rate of 0.93% and will receive 6 month EURIBOR, maturing on 06/03/46. (OTC) (CP-GS)	6,140,348	(4,265,648)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Written Options on Interest Rate Swaps — continued

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	208,280,000	07/07/2016	EUR Swaption Call, Expires 07/07/2016, Strike 0.99%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 208,280,000 EUR in which it will pay a rate of 0.99% and will receive 6 month EURIBOR, maturing on 07/11/46. (OTC) (CP-GS)	$5,558,026	$(5,065,298)
Call	EUR	225,263,000	09/01/2016	EUR Swaption Call, Expires 09/01/2016, Strike 0.95%, Upon potential exercise of option, the Fund will enter into a swap with a notional amount of 225,263,000 EUR in which it will pay a rate of 0.95% and will receive 6 month EURIBOR, maturing on 09/05/46. (OTC) (CP-GS)	3,990,968	(5,697,769)
Call	EUR	204,410,000	12/16/2016	EUR Swaption Call, Expires 12/16/2016, Strike 0.93%, Upon potential exercise of option, the Fund will enter into a swap with a notional amount of 204,410,000 EUR in which it will pay a rate of 0.93% and will receive 6 month EURIBOR, maturing on 12/22/46. (OTC) (CP-GS)	5,328,028	(5,879,298)
Call	EUR	89,715,000	05/18/2017	EUR Swaption Call, Expires 05/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 89,715,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 05/24/47. (OTC) (CP-MSCI)	2,905,822	(4,230,852)
Call	EUR	179,430,000	08/18/2017	EUR Swaption Call, Expires 08/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,430,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 08/23/47. (OTC) (CP-MSCI)	6,687,915	(9,100,599)
Call	EUR	179,430,000	11/18/2017	EUR Swaption Call, Expires 11/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,430,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 11/22/47. (OTC) (CP-MSCI)	7,035,604	(9,702,445)
Call	EUR	685,987,000	03/06/2018	EUR Swaption Call, Expires 03/06/2018, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 685,987,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 03/08/48. (OTC) (CP-GS)	22,849,884	(32,207,933)
Call	EUR	364,398,000	03/12/2018	EUR Swaption Call, Expires 03/12/2018, Strike 0.83%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 364,398,000 EUR in which it will pay a rate of 0.83% and will receive 6 month EURIBOR, maturing on 03/14/48. (OTC) (CP-MSCI)	13,610,255	(13,627,435)
Call	GBP	33,061,000	06/24/2015	GBP Swaption Call, Expires 06/24/2015, Strike 1.99%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a rate of 1.99% and will pay a 6 month GBP LIBOR, maturing on 06/24/25. (OTC) (CP-MSCI)	782,645	(656,693)
Put	GBP	33,061,000	06/24/2015	GBP Swaption Put, Expires 06/24/2015, Strike 1.99%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 1.99%, maturing on 06/24/25. (OTC) (CP-MSCI)	782,644	(284,386)
Call	GBP	33,061,000	03/11/2016	GBP Swaption Call, Expires 03/11/2016, Strike 2.12%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a rate of 2.12% and will receive 6 month GBP LIBOR, maturing on 03/11/26. (OTC) (CP-MSCI)	1,501,098	(1,672,001)
Put	GBP	33,061,000	03/11/2016	GBP Swaption Put, Expires 03/11/2016, Strike 2.12%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a 6 month GBP LIBOR and will receive a rate of 2.12%, maturing on 03/11/26. (OTC) (CP-MSCI)	1,501,098	(1,308,940)
Call	GBP	149,901,000	01/27/2017	GBP Swaption Call, Expires 01/27/2017, Strike 1.53%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 149,901,000 GBP in which it will pay a rate of 1.53% and will receive 6 month GBP LIBOR, maturing on 01/27/47. (OTC) (CP-GS)	6,633,501	(4,778,520)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Written Options on Interest Rate Swaps — continued

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	GBP	83,484,000	02/09/2017	GBP Swaption Call, Expires 02/09/2017, Strike 1.61%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 83,484,000 GBP in which it will pay a rate of 1.61% and will receive 6 month GBP LIBOR, maturing on 02/09/47. (OTC) (CP-GS)	$3,493,421	$(2,968,288)
Call	GBP	163,153,000	02/17/2017	GBP Swaption Call, Expires 02/17/2017, Strike 1.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 163,153,000 GBP in which it will pay receive a rate of 1.81% and will 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-GS)	8,782,022	(7,167,192)
Call	GBP	65,613,000	02/17/2017	GBP Swaption Call, Expires 02/17/2017, Strike 1.95%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 65,613,000 GBP in which it will pay a rate of 1.95% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-MSCI)	3,587,007	(4,234,446)
Call	GBP	33,061,000	03/13/2017	GBP Swaption Call, Expires 03/13/2017, Strike 2.25%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a rate of 2.25% and will receive 6 month GBP LIBOR, maturing on 03/13/27. (OTC) (CP-MSCI)	2,118,326	(2,358,003)
Put	GBP	33,061,000	03/13/2017	GBP Swaption Put, Expires 03/13/2017, Strike 2.25%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 2.25%, maturing on 03/13/27. (OTC) (CP-MSCI)	2,118,326	(2,080,489)
Call	GBP	156,652,000	03/20/2017	GBP Swaption Call, Expires 03/20/2017, Strike 1.89%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 156,652,000 GBP in which it will pay a rate of 1.89% and will receive 6 month GBP LIBOR, maturing on 03/20/47. (OTC) (CP-GS)	8,309,087	(7,652,084)
Call	GBP	76,805,000	04/10/2017	GBP Swaption Call, Expires 04/10/2017, Strike 1.58%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 76,805,000 GBP in which it will pay a rate of 1.58% and will receive 6 month GBP LIBOR, maturing on 04/12/47. (OTC) (CP-GS)	3,953,523	(2,788,922)
Call	GBP	66,553,000	05/12/2017	GBP Swaption Call, Expires 05/12/2017, Strike 1.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 66,553,000 GBP in which it will pay a rate of 1.81% and will receive 6 month GBP LIBOR, maturing on 05/12/47. (OTC) (CP-MSCI)	4,070,106	(3,930,954)
Call	GBP	160,476,000	05/19/2017	GBP Swaption Call, Expires 05/19/2017, Strike 2.91%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 160,476,000 GBP in which it will pay a rate of 2.91% and will receive 6 month GBP LIBOR, maturing on 05/19/47. (OTC) (CP-GS)	8,933,718	(8,312,497)
Call	GBP	66,822,000	08/10/2017	GBP Swaption Call, Expires 08/10/2017, Strike 1.5%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 66,822,000 GBP in which it will pay a rate of 1.50% and will receive 6 month GBP LIBOR, maturing on 08/10/47. (OTC) (CP-MSCI)	3,119,679	(3,109,779)
Call	GBP	100,233,000	08/10/2017	GBP Swaption Call, Expires 08/10/2017, Strike 1.68%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 100,233,000 GBP in which it will pay a rate of 1.68% and will receive 6 month GBP LIBOR, maturing on 08/10/47. (OTC) (CP-MSCI)	4,939,492	(4,440,543)

					$149,153,186	$(159,854,340)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Swap Contracts (a)

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
162,468,000	USD	2/13/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	$869,826
81,876,000	USD	2/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	294,009
87,044,000	USD	3/5/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	200,442
75,627,000	USD	3/12/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	87,290
184,405,000	USD	3/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	404,465

						$1,856,032

				Premiums to (Pay) Receive		$—

Correlation Swaps

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation/ (Depreciation)
490,488	USD	7/19/2019	If the realized correlation of the Euro STOXX 50 and the EUR/USD FX rate minus the strike price of -30% is positive, Fund receives the difference; if negative, Fund pays the difference. (CP-GS) (b)	$(5,575,713)
193,930	USD	1/6/2020	If the realized correlation of the Euro STOXX 50 and the EUR/USD FX rate minus the strike price of -40% is positive, Fund receives the difference; if negative, Fund pays the difference. (CP-GS) (b)	(386,715)

				$(5,962,428)

			Premiums to (Pay) Receive	$—

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays (1)	Fund Receives (2)	Net Unrealized Appreciation/ (Depreciation)
6,339,331,000	JPY	1/19/2016	1/19/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(17,540)
6,339,287,000	JPY	1/22/2016	1/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,779)
6,339,287,000	JPY	1/25/2016	1/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,339)
6,339,287,000	JPY	1/26/2016	1/26/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,296)
6,339,287,000	JPY	1/28/2016	1/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,444)
6,339,287,000	JPY	2/1/2016	2/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,554)
6,339,287,000	JPY	2/2/2016	2/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,195)
6,339,287,000	JPY	2/5/2016	2/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,067)
6,339,287,000	JPY	2/8/2016	2/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(15,421)
6,339,287,000	JPY	2/9/2016	2/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(15,278)
68,484,166,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(513,931)
67,981,538,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(664,630)
53,486,408,000	JPY	3/11/2016	3/11/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(578,770)
111,120,665,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,327,523)
10,461,570,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,843)
10,461,570,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,423)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays (1)	Fund Receives (2)	Net Unrealized Appreciation/ (Depreciation)
10,461,570,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(8,569)
10,461,570,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,854)
10,461,570,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(8,462)
6,340,350,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	1,145
6,340,350,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	932
6,340,350,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	3,732
6,340,350,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	1,178
6,340,350,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	1,132
9,450,000,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(30,315)
9,450,000,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(30,728)
9,450,000,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(29,705)
9,450,000,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(29,632)
9,450,000,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(30,556)
7,875,000,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	5,839
7,875,000,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	6,051
7,875,000,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	6,263
7,875,000,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	6,492
7,875,000,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	6,239
7,875,000,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,362)
7,875,000,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,278)
7,875,000,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,194)
7,875,000,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,252)
7,875,000,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,489)
9,450,000,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(27,863)
9,450,000,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(27,994)
9,450,000,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(27,892)
9,450,000,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(27,856)
9,450,000,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(28,111)
6,340,350,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	831
6,340,350,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	800
6,340,350,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	750
6,340,350,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	551
6,340,350,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	725
6,290,160,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(22,375)
10,461,570,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,013)
10,461,570,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,292)
10,461,570,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,610)
10,461,570,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,730)
6,290,160,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(22,551)
10,461,570,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,116)
6,290,160,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(22,477)
6,290,160,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(22,640)
6,290,160,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(22,823)
6,349,345,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(64,271)
6,349,345,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(64,194)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays (1)	Fund Receives (2)	Net Unrealized Appreciation/ (Depreciation)
6,349,345,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(64,155)
6,349,345,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(63,901)
6,349,345,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(63,715)
6,349,345,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(63,528)
6,349,345,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(63,709)
6,349,345,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(63,431)
6,349,345,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(63,241)
6,349,345,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(63,156)
3,439,268,600	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,485)
3,439,268,600	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,271)
3,439,268,600	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,382)
3,439,268,600	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,170)
3,439,268,600	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,366)
3,439,268,600	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,366)
3,439,268,600	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,323)
3,439,268,600	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,323)
3,439,268,600	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,113)
3,439,268,600	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,113)
3,439,268,600	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,205)
3,439,268,600	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,205)
33,334,890,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(420,153)
3,439,268,600	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(38,869)
3,439,268,600	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(38,869)
58,847,595,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(756,576)
3,439,268,600	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(38,819)
3,439,268,600	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(38,819)
3,439,268,600	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(38,768)
3,439,268,600	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(38,768)
3,439,268,600	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(38,854)
3,439,268,600	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(38,854)
5,751,480,600	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(94,408)
5,751,480,600	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(93,992)
5,751,480,600	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(93,904)
5,751,480,600	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(93,815)
5,751,480,600	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(94,031)
5,751,480,600	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(93,166)
5,751,480,600	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(93,043)
5,751,480,600	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(93,042)
5,751,480,600	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(92,542)
5,751,480,600	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(92,536)
6,405,594,000	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(111,237)
6,405,594,000	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(111,314)
6,405,594,000	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(110,692)
6,405,594,000	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(110,766)
6,405,594,000	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(110,461)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays (1)	Fund Receives (2)	Net Unrealized Appreciation/ (Depreciation)
8,044,436,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(176,705)
8,044,436,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(177,019)
8,044,436,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(176,479)
8,044,436,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(176,433)
8,044,436,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(176,386)
8,044,436,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(176,694)
8,106,057,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(224,113)
8,106,057,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(224,064)
8,106,057,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(224,014)
8,106,057,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(224,583)
8,106,057,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(224,061)
8,106,057,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(224,277)
6,405,594,000	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(198,869)
6,405,594,000	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(199,478)
6,405,594,000	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(199,180)
6,405,594,000	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(199,242)
6,405,594,000	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(199,517)
6,405,594,000	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(199,963)
1,478,176,000	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,207,508)
6,405,594,000	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(199,765)
793,835,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,097,903)
6,405,594,000	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(199,823)
6,405,594,000	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(200,425)
6,405,594,000	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(199,917)
507,876,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,164,001)
7,902,772,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(217,665)
7,902,772,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(217,734)
7,902,772,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(218,260)
491,403,000	EUR	3/16/2017	3/16/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(2,125,582)
7,902,772,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(218,006)
218,481,000	EUR	3/20/2017	3/20/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(845,511)
7,902,772,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(218,324)
7,902,772,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(218,387)
7,902,772,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(219,305)
7,902,772,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(218,415)
7,902,772,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(171,580)
7,902,772,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(171,843)
7,902,772,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(172,031)
7,902,772,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(172,192)
7,902,772,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(172,351)
7,902,772,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(172,403)
7,902,772,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(172,916)
7,604,760,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(93,013)
7,604,760,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(93,259)
7,604,760,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(93,424)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays (1)	Fund Receives (2)	Net Unrealized Appreciation/ (Depreciation)
7,604,760,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(93,958)
7,604,760,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(93,903)
7,604,760,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(93,937)
7,604,760,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(94,817)
7,604,760,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(95,040)
926,612,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	1,323,003
561,142,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	1,883,714
456,632,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	1,713,365
548,210,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	1,222,659
273,688,000	EUR	1/30/2020	1/30/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	794,552
700,367,000	EUR	2/3/2020	2/3/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	2,443,131
366,976,000	EUR	2/11/2020	2/11/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	1,001,043
113,346,000	EUR	3/10/2022	3/10/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(292,552)
302,045,000	EUR	3/12/2020	3/12/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,969,341)
296,760,000	EUR	3/13/2020	3/13/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(2,112,923)
304,001,000	EUR	3/20/2020	3/20/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,781,412)
41,228,000	EUR	3/16/2015	3/16/2035	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,882,960)
12,500,000	EUR	4/15/2015	4/15/2045	GS	3 Month USD LIBOR	3 Month EURIBOR	(756,554)

							$(20,751,583)

					Premiums to (Pay) Receive		$(17,725,603)

[1]	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.58)% to (0.81)%.
[2]	For EURIBOR, Fund receives 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (.44)%.

Inflation Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
103,367,000	GBP	1/13/2020	GS	Receive	2.72%	U.K. Retail Price Index	$(840,133)
150,000,000	GBP	1/14/2020	GS	Receive	2.76%	U.K. Retail Price Index	(1,667,111)
51,275,000	GBP	2/19/2020	GS	Receive	2.69%	U.K. Retail Price Index	(19,345)
103,367,000	GBP	1/13/2025	GS	(Pay)	2.93%	U.K. Retail Price Index	(675,343)
150,000,000	GBP	1/14/2025	GS	(Pay)	2.94%	U.K. Retail Price Index	(794,065)
51,275,000	GBP	2/19/2025	GS	(Pay)	2.92%	U.K. Retail Price Index	(696,903)

							$(4,692,900)

					Premiums to (Pay) Receive		$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
95,100,000	AUD	11/6/2024	BCI (i)	Receive	4.35%	6 Month AUD BBSW	$2,498,636
261,500,000	AUD	11/7/2024	BCI (i)	Receive	4.31%	6 Month AUD BBSW	6,570,644
57,506,000	AUD	11/11/2024	BCI (i)	Receive	4.33%	6 Month AUD BBSW	1,483,788
217,000,000	AUD	11/13/2024	BCI (i)	Receive	4.31%	6 Month AUD BBSW	5,408,724
203,372,000	AUD	5/7/2025	BCI (i)	Receive	3.76%	6 Month AUD BBSW	1,049,582
184,419,000	AUD	5/8/2025	BCI (i)	Receive	3.78%	6 Month AUD BBSW	1,080,996
91,000,000	AUD	5/8/2025	BCI (i)	Receive	3.80%	6 Month AUD BBSW	583,562
100,414,000	AUD	5/11/2025	BCI (i)	Receive	3.71%	6 Month AUD BBSW	360,767
31,776,000	AUD	12/23/2034	BCI (i)	Receive	4.41%	6 Month AUD BBSW	626,507
15,878,000	AUD	12/30/2034	CSS (i)	Receive	4.37%	6 Month AUD BBSW	277,212
15,878,000	AUD	1/7/2035	BCI (i)	Receive	4.11%	6 Month AUD BBSW	74,215
15,853,000	AUD	1/8/2035	JPMF (i)	Receive	4.00%	6 Month AUD BBSW	(5,717)
31,644,000	AUD	1/9/2035	JPMF (i)	Receive	3.96%	6 Month AUD BBSW	(73,578)
47,675,000	AUD	1/13/2035	JPMF (i)	Receive	3.96%	6 Month AUD BBSW	(128,706)
31,870,000	AUD	1/13/2035	JPMF (i)	Receive	3.95%	6 Month AUD BBSW	(93,857)
31,928,000	AUD	1/14/2035	JPMF (i)	Receive	3.91%	6 Month AUD BBSW	(164,496)
32,173,000	AUD	1/16/2035	BCI (i)	Receive	3.82%	6 Month AUD BBSW	(307,829)
15,830,000	AUD	1/20/2035	BCI (i)	Receive	3.76%	6 Month AUD BBSW	(198,140)
31,659,000	AUD	1/21/2035	BCI (i)	Receive	3.75%	6 Month AUD BBSW	(400,035)
109,537,000	AUD	3/4/2035	BCI (i)	Receive	3.68%	6 Month AUD BBSW	(1,783,602)
48,350,000	AUD	3/4/2035	BCI (i)	Receive	3.66%	6 Month AUD BBSW	(829,773)
58,552,000	AUD	3/6/2035	BCI (i)	Receive	3.70%	6 Month AUD BBSW	(890,450)
87,150,000	AUD	3/10/2035	BCI (i)	Receive	3.75%	6 Month AUD BBSW	(1,102,253)
65,016,000	AUD	3/10/2035	BCI (i)	Receive	3.75%	6 Month AUD BBSW	(830,239)
78,399,000	AUD	3/19/2035	BCI (i)	Receive	3.51%	6 Month AUD BBSW	(1,936,917)
32,055,000	CHF	1/13/2035	CSS (i)	(Pay)	1.22%	6 Month CHF LIBOR	(316,175)
16,098,000	CHF	1/13/2035	CSS (i)	(Pay)	1.33%	6 Month CHF LIBOR	(340,487)
16,251,000	CHF	1/15/2035	CSS (i)	(Pay)	1.35%	6 Month CHF LIBOR	(375,346)
65,545,000	CHF	1/16/2035	CSS (i)	(Pay)	1.35%	6 Month CHF LIBOR	(1,513,753)
31,929,000	CHF	1/22/2035	CSS (i)	(Pay)	1.25%	6 Month CHF LIBOR	(423,987)
37,631,000	CHF	1/23/2035	CSS (i)	(Pay)	1.23%	6 Month CHF LIBOR	(416,607)
36,004,000	CHF	1/27/2035	CSS (i)	(Pay)	1.22%	6 Month CHF LIBOR	(372,242)
13,948,000	CHF	2/3/2035	CSS (i)	(Pay)	1.25%	6 Month CHF LIBOR	(185,149)
46,734,000	CHF	2/3/2035	CSS (i)	(Pay)	1.22%	6 Month CHF LIBOR	(459,916)
19,532,000	CHF	2/4/2035	CSS (i)	(Pay)	1.12%	6 Month CHF LIBOR	(10,180)
32,889,000	CHF	3/4/2035	CSS (i)	(Pay)	1.14%	6 Month CHF LIBOR	(91,688)
8,538,000	CHF	3/5/2035	BCI (i)	(Pay)	1.16%	6 Month CHF LIBOR	(37,716)
25,329,000	CHF	5/7/2035	CSS (i)	Receive	0.98%	6 Month CHF LIBOR	(346,429)
22,618,000	CHF	5/8/2035	CSS (i)	Receive	1.06%	6 Month CHF LIBOR	(121,991)
11,186,000	CHF	5/8/2035	CSS (i)	Receive	1.07%	6 Month CHF LIBOR	(54,865)
1,081,835,000	DKK	2/25/2020	CSS (i)	Receive	0.39%	6 Month DKK CIBOR	(922,368)
1,001,081,000	DKK	2/27/2020	CSS (i)	Receive	0.32%	6 Month DKK CIBOR	(1,301,015)
1,095,195,000	DKK	3/2/2020	CSS (i)	Receive	0.34%	6 Month DKK CIBOR	(1,297,656)
1,120,061,000	DKK	3/2/2020	CSS (i)	Receive	0.33%	6 Month DKK CIBOR	(1,463,025)
346,006,000	DKK	3/06/2020	CSS (i)	Receive	0.36%	6 Month DKK CIBOR	(375,879)
628,298,000	DKK	3/9/2020	CSS (i)	Receive	0.38%	6 Month DKK CIBOR	(613,967)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
654,788,000	DKK	3/10/2020	CSS (i)	Receive	0.41%	6 Month DKK CIBOR	$(497,720)
696,937,000	DKK	3/20/2020	CSS (i)	Receive	0.37%	6 Month DKK CIBOR	(770,716)
476,535,000	EUR	3/20/2020	CSS (i)	Receive	0.25%	6 Month EURIBOR	(2,153,527)
476,535,000	EUR	3/20/2020	CSS (i)	Receive	0.25%	6 Month EURIBOR	(2,229,053)
484,902,000	EUR	3/23/2020	CSS (i)	Receive	0.25%	6 Month EURIBOR	(2,402,995)
993,937,000	EUR	3/23/2020	CSS (i)	Receive	0.25%	6 Month EURIBOR	(4,652,587)
664,785,000	EUR	3/24/2020	CSS (i)	Receive	0.24%	6 Month EURIBOR	(3,323,462)
508,915,000	EUR	3/25/2020	CSS (i)	Receive	0.27%	6 Month EURIBOR	(1,919,041)
11,233,000	EUR	5/14/2020	CSS (i)	(Pay)	0.41%	6 Month EURIBOR	(38,371)
110,570,000	EUR	5/14/2020	CSS (i)	(Pay)	0.41%	6 Month EURIBOR	(341,573)
31,709,000	EUR	5/18/2020	CSS (i)	(Pay)	0.42%	6 Month EURIBOR	(116,301)
21,139,000	EUR	5/18/2020	CSS (i)	(Pay)	0.42%	6 Month EURIBOR	(83,302)
34,464,000	EUR	5/20/2020	CSS (i)	(Pay)	0.41%	6 Month EURIBOR	(101,686)
256,695,000	EUR	5/25/2020	CSS (i)	(Pay)	0.41%	6 Month EURIBOR	(734,557)
78,983,000	EUR	5/25/2020	CSS (i)	(Pay)	0.40%	6 Month EURIBOR	(195,722)
78,983,000	EUR	5/25/2020	CSS (i)	(Pay)	0.40%	6 Month EURIBOR	(215,198)
78,982,000	EUR	5/25/2020	CSS (i)	(Pay)	0.41%	6 Month EURIBOR	(223,851)
122,855,000	EUR	5/28/2020	CSS (i)	(Pay)	0.38%	6 Month EURIBOR	(169,947)
62,893,000	EUR	5/29/2020	CSS (i)	(Pay)	0.38%	6 Month EURIBOR	(78,262)
59,070,000	EUR	6/2/2020	CSS (i)	(Pay)	0.36%	6 Month EURIBOR	(22,743)
196,900,000	EUR	6/2/2020	CSS (i)	(Pay)	0.36%	6 Month EURIBOR	(64,998)
58,105,000	EUR	6/2/2020	CSS (i)	(Pay)	0.35%	6 Month EURIBOR	(34)
39,379,000	EUR	6/2/2020	CSS (i)	(Pay)	0.36%	6 Month EURIBOR	(23,813)
239,288,000	EUR	3/19/2025	CSS (i)	Receive	0.61%	6 Month EURIBOR	(5,900,883)
353,340,000	EUR	3/26/2025	CSS (i)	Receive	0.57%	6 Month EURIBOR	(10,368,748)
121,918,000	EUR	3/30/2025	CSS (i)	Receive	0.59%	6 Month EURIBOR	(3,384,617)
118,505,000	EUR	5/8/2025	CSS (i)	(Pay)	1.41%	6 Month EURIBOR	(229,063)
98,449,000	EUR	5/13/2025	CSS (i)	(Pay)	0.89%	6 Month EURIBOR	(346,995)
106,806,000	EUR	5/14/2025	CSS (i)	(Pay)	0.96%	6 Month EURIBOR	(1,211,920)
39,530,000	EUR	5/18/2025	CSS (i)	(Pay)	0.97%	6 Month EURIBOR	(474,967)
98,825,000	EUR	5/18/2025	CSS (i)	(Pay)	1.00%	6 Month EURIBOR	(1,527,714)
59,295,000	EUR	5/18/2025	CSS (i)	(Pay)	0.98%	6 Month EURIBOR	(763,495)
130,473,000	EUR	5/19/2025	CSS (i)	(Pay)	1.48%	6 Month EURIBOR	(752,315)
198,380,000	EUR	5/21/2025	CSS (i)	(Pay)	0.91%	6 Month EURIBOR	(1,149,735)
154,594,000	EUR	3/30/2030	CSS (i)	(Pay)	0.74%	6 Month EURIBOR	9,292,932
47,960,000	EUR	4/14/2030	CSS (i)	(Pay)	0.72%	6 Month EURIBOR	3,102,921
79,962,000	EUR	9/15/2030	CSS (i)	(Pay)	0.78%	6 Month EURIBOR	4,838,642
41,228,000	EUR	3/16/2035	CSS (i)	(Pay)	1.05%	3 Month EURIBOR	1,106,122
117,278,000	EUR	3/30/2035	CSS (i)	(Pay)	0.82%	6 Month EURIBOR	10,035,389
36,060,000	EUR	4/14/2035	CSS (i)	(Pay)	0.80%	6 Month EURIBOR	3,220,592
72,880,000	EUR	3/14/2036	CSS (i)	(Pay)	0.87%	6 Month EURIBOR	6,351,630
54,184,200	EUR	12/24/2044	CSS (i)	(Pay)	1.96%	6 Month EURIBOR	(3,210,822)
537,083,800	EUR	2/11/2045	CSS (i)	(Pay)	0.90%	6 Month EURIBOR	41,371,011
284,523,100	EUR	3/3/2045	CSS (i)	(Pay)	0.94%	6 Month EURIBOR	31,671,642

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
126,849,000	EUR	3/11/2045	CSS (i)	(Pay)	1.47%	6 Month EURIBOR	$474,508
140,647,000	EUR	3/11/2045	CSS (i)	(Pay)	1.50%	6 Month EURIBOR	(37,439)
40,782,737	EUR	3/24/2045	CSS (i)	Receive	0.98%	6 Month EURIBOR	(3,655,966)
43,225,000	EUR	3/24/2045	CSS (i)	Receive	0.89%	6 Month EURIBOR	(5,002,559)
163,478,000	EUR	3/30/2045	CSS (i)	Receive	0.86%	6 Month EURIBOR	(20,244,987)
49,763,000	EUR	4/14/2045	CSS (i)	Receive	0.85%	6 Month EURIBOR	(6,258,884)
53,308,000	EUR	4/15/2045	CSS (i)	Receive	1.06%	6 Month EURIBOR	(3,579,236)
49,443,000	EUR	5/14/2045	CSS (i)	Receive	1.60%	6 Month EURIBOR	666,213
105,834,000	EUR	5/14/2045	CSS (i)	Receive	1.58%	6 Month EURIBOR	1,168,883
69,824,000	EUR	5/20/2045	CSS (i)	Receive	1.66%	6 Month EURIBOR	1,513,323
71,509,000	EUR	5/27/2045	CSS (i)	Receive	1.60%	6 Month EURIBOR	970,366
49,842,000	EUR	5/27/2045	CSS (i)	Receive	1.61%	6 Month EURIBOR	759,185
30,281,000	EUR	5/29/2045	CSS (i)	Receive	1.57%	6 Month EURIBOR	287,594
74,631,000	EUR	12/15/2045	CSS (i)	Receive	0.76%	6 Month EURIBOR	(11,923,802)
50,464,954	EUR	12/15/2045	CSS (i)	Receive	0.86%	6 Month EURIBOR	(6,669,692)
62,436,000	EUR	12/15/2045	CSS (i)	Receive	1.20%	6 Month EURIBOR	(2,161,925)
9,997,000	EUR	12/16/2045	CSS (i)	Receive	0.85%	6 Month EURIBOR	(1,343,068)
180,657,000	EUR	2/24/2046	CSS (i)	Receive	1.56%	6 Month EURIBOR	362,625
214,995,000	EUR	3/14/2046	CSS (i)	Receive	0.78%	6 Month EURIBOR	(33,791,144)
87,804,000	EUR	3/29/2046	CSS (i)	Receive	0.93%	6 Month EURIBOR	(10,045,730)
125,552,018	EUR	9/5/2046	CSS (i)	(Pay)	0.98%	6 Month EURIBOR	7,785,379
136,991,852	EUR	2/3/2047	CSS (i)	(Pay)	0.97%	6 Month EURIBOR	8,406,513
152,189,000	EUR	3/3/2047	CSS (i)	(Pay)	0.97%	6 Month EURIBOR	9,303,452
221,255,000	EUR	5/24/2047	CSS (i)	(Pay)	0.97%	6 Month EURIBOR	13,440,308
204,174,000	EUR	7/26/2047	CSS (i)	(Pay)	0.97%	6 Month EURIBOR	12,345,791
290,213,500	EUR	8/23/2047	CSS (i)	Receive	0.92%	6 Month EURIBOR	(30,372,595)
32,781,890	EUR	11/22/2047	CSS (i)	Receive	1.55%	6 Month EURIBOR	147,522
434,916,900	EUR	3/14/2048	CSS (i)	Receive	0.87%	6 Month EURIBOR	(30,766,887)
106,258,269	EUR	3/16/2056	CSS (i)	Receive	0.89%	6 Month EURIBOR	(16,881,747)
77,472,000	GBP	3/20/2019	CSS (i)	Receive	1.18%	6 Month GBP LIBOR	(640,273)
167,110,000	GBP	12/9/2024	BCI (i)	(Pay)	2.09%	6 Month GBP LIBOR	(1,702,715)
663,127,000	GBP	1/21/2025	BCI (i)	(Pay)	1.45%	SONIA Index	22,840,132
30,139,000	GBP	1/27/2025	BCI (i)	(Pay)	1.56%	SONIA Index	813,161
147,539,000	GBP	3/27/2025	BCI (i)	Receive	1.67%	SONIA Index	(2,958,264)
100,399,000	GBP	4/30/2025	BCI (i)	Receive	2.03%	SONIA Index	354,209
107,060,000	GBP	5/5/2025	BCI (i)	Receive	2.06%	SONIA Index	589,772
45,948,000	GBP	5/5/2025	BCI (i)	Receive	2.14%	SONIA Index	522,757
64,894,000	GBP	5/6/2025	CSS (i)	Receive	2.14%	SONIA Index	704,207
61,301,000	GBP	5/8/2025	BCI (i)	Receive	2.03%	SONIA Index	213,906
128,846,000	GBP	5/20/2030	BCI (i)	Receive	2.69%	6 Month GBP LIBOR	1,634,103
20,493,000	GBP	3/6/2045	BCI (i)	Receive	2.52%	6 Month GBP LIBOR	704,841
2,524,000	GBP	3/13/2045	BCI (i)	(Pay)	2.35%	6 Month GBP LIBOR	(18,080)
26,830,000	GBP	5/7/2045	BCI (i)	Receive	2.49%	6 Month GBP LIBOR	753,555
53,661,000	GBP	5/7/2045	BCI (i)	Receive	2.44%	6 Month GBP LIBOR	1,125,616
62,533,000	GBP	5/8/2045	BCI (i)	Receive	2.35%	6 Month GBP LIBOR	497,808

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
28,071,000	GBP	5/13/2045	BCI (i)	Receive	2.47%	6 Month GBP LIBOR	$727,777
31,164,000	GBP	5/14/2045	BCI (i)	Receive	2.49%	6 Month GBP LIBOR	895,663
3,398,000	GBP	3/23/2046	BCI (i)	(Pay)	2.05%	6 Month GBP LIBOR	196,095
30,578,000	GBP	3/23/2046	BCI (i)	(Pay)	1.97%	6 Month GBP LIBOR	2,591,668
4,672,000	GBP	3/23/2046	BCI (i)	Receive	1.94%	6 Month GBP LIBOR	(447,821)
516,900,000	MXN	10/9/2024	BCI (i)	Receive	6.10%	TIIE	(190,351)
1,305,700,000	MXN	10/11/2024	BCI (i)	Receive	6.18%	TIIE	72,486
1,039,700,000	MXN	10/16/2024	BCI (i)	Receive	6.03%	TIIE	(749,133)
519,800,000	MXN	10/17/2024	BCI (i)	Receive	6.05%	TIIE	(323,039)
521,200,000	MXN	10/18/2024	BCI (i)	Receive	6.08%	TIIE	(245,633)
1,094,200,000	MXN	10/18/2024	BCI (i)	Receive	6.12%	TIIE	(294,189)
261,000,000	MXN	10/24/2024	BCI (i)	Receive	6.17%	TIIE	(6,462)
1,043,900,000	MXN	10/25/2024	BCI (i)	Receive	6.19%	TIIE	78,422
785,300,000	MXN	10/28/2024	BCI (i)	Receive	6.13%	TIIE	(183,061)
251,100,000	MXN	10/30/2024	BCI (i)	Receive	6.19%	TIIE	17,267
195,555,000	MXN	11/20/2024	BCI (i)	Receive	6.00%	TIIE	(182,190)
392,571,000	MXN	5/8/2025	BCI (i)	(Pay)	6.25%	TIIE	(37,327)
64,744,000	USD	1/22/2020	CSS (i)	(Pay)	1.46%	3 Month USD LIBOR	249,125
172,120,000	USD	12/15/2024	CSS (i)	(Pay)	2.33%	3 Month USD LIBOR	(2,651,753)
168,677,000	USD	5/13/2025	CSS (i)	Receive	2.29%	3 Month USD LIBOR	1,723,378
27,036,000	USD	9/23/2025	CSS (i)	(Pay)	2.39%	3 Month USD LIBOR	(294,425)
38,618,000	USD	9/23/2025	CSS (i)	(Pay)	2.48%	3 Month USD LIBOR	(721,036)
101,610,000	USD	3/17/2031	CSS (i)	(Pay)	2.58%	3 Month USD LIBOR	(134,449)
43,160,000	USD	12/16/2034	CSS (i)	(Pay)	2.65%	3 Month USD LIBOR	(874,018)
45,373,000	USD	1/9/2035	CSS (i)	(Pay)	2.39%	3 Month USD LIBOR	998,047
13,672,000	USD	1/13/2035	CSS (i)	(Pay)	2.45%	3 Month USD LIBOR	170,498
13,551,000	USD	1/16/2035	CSS (i)	(Pay)	2.26%	3 Month USD LIBOR	576,083
13,826,000	USD	1/26/2035	CSS (i)	(Pay)	2.31%	3 Month USD LIBOR	485,398
8,907,000	USD	1/30/2035	CSS (i)	(Pay)	2.24%	3 Month USD LIBOR	412,841
148,861,594	USD	2/15/2041	CSS (i)	(Pay)	2.56%	3 Month USD LIBOR	1,212,815
22,511,000	USD	2/15/2041	CSS (i)	Receive	2.68%	3 Month USD LIBOR	346,689
151,692,255	USD	2/15/2041	CSS (i)	(Pay)	2.51%	3 Month USD LIBOR	2,650,605
146,110,928	USD	2/15/2041	CSS (i)	(Pay)	2.57%	3 Month USD LIBOR	812,074
217,101,073	USD	2/15/2041	CSS (i)	(Pay)	2.60%	3 Month USD LIBOR	113,707
223,410,156	USD	2/15/2041	CSS (i)	(Pay)	2.53%	3 Month USD LIBOR	3,318,308
66,975,096	USD	2/15/2041	CSS (i)	Receive	2.64%	3 Month USD LIBOR	(249,826)
98,337,645	USD	2/15/2041	CSS (i)	Receive	2.66%	3 Month USD LIBOR	(364,483)
71,482,181	USD	2/15/2041	JPMF (i)	Receive	2.57%	3 Month USD LIBOR	(271,072)
65,991,564	USD	2/15/2041	CSS (i)	Receive	2.66%	3 Month USD LIBOR	(244,982)
109,328,083	USD	2/15/2041	CSS (i)	(Pay)	2.71%	3 Month USD LIBOR	(2,260,597)
107,303,435	USD	2/15/2041	CSS (i)	(Pay)	2.75%	3 Month USD LIBOR	(3,178,199)
45,116,977	USD	2/15/2041	JPMF (i)	Receive	2.83%	3 Month USD LIBOR	(160,582)
47,022,700	USD	2/15/2041	JPMF (i)	Receive	2.77%	3 Month USD LIBOR	(169,520)
50,197,000	USD	2/15/2041	CSS (i)	Receive	2.65%	3 Month USD LIBOR	515,966
58,738,000	USD	2/15/2041	CSS (i)	Receive	2.70%	3 Month USD LIBOR	1,096,969

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
57,480,000	USD	2/15/2041	CSS (i)	Receive	2.69%	3 Month USD LIBOR	$1,017,353
68,651,520	USD	2/15/2041	JPMF (i)	Receive	2.62%	3 Month USD LIBOR	(257,020)
145,246,760	USD	2/15/2041	CSS (i)	(Pay)	2.59%	3 Month USD LIBOR	262,418
113,705,000	USD	2/15/2041	CSS (i)	Receive	2.64%	3 Month USD LIBOR	795,288
103,072,200	USD	2/15/2041	CSS (i)	Receive	2.67%	3 Month USD LIBOR	1,357,748
70,335,000	USD	2/15/2041	CSS (i)	Receive	2.75%	3 Month USD LIBOR	2,064,422
104,646,728	USD	2/15/2041	CSS (i)	Receive	2.66%	3 Month USD LIBOR	(395,016)
112,789,000	USD	11/15/2041	CSS (i)	(Pay)	2.51%	3 Month USD LIBOR	1,957,841
220,303,000	USD	11/15/2041	CSS (i)	(Pay)	2.33%	3 Month USD LIBOR	11,515,544
91,298,000	USD	11/15/2041	CSS (i)	(Pay)	2.44%	3 Month USD LIBOR	2,857,921
64,446,000	USD	11/15/2041	CSS (i)	(Pay)	2.38%	3 Month USD LIBOR	2,839,194
64,446,000	USD	11/15/2041	CSS (i)	(Pay)	2.32%	3 Month USD LIBOR	3,597,576
112,861,300	USD	2/15/2042	CSS (i)	(Pay)	2.56%	3 Month USD LIBOR	758,447
112,951,000	USD	11/15/2042	CSS (i)	(Pay)	2.61%	3 Month USD LIBOR	(268,247)
112,951,000	USD	2/15/2044	CSS (i)	(Pay)	2.62%	3 Month USD LIBOR	(256,118)
24,024,000	USD	2/9/2045	CSS (i)	(Pay)	2.18%	3 Month USD LIBOR	2,260,211
12,039,000	USD	2/12/2045	CSS (i)	(Pay)	2.46%	3 Month USD LIBOR	383,942
6,184,000	USD	3/6/2045	CSS (i)	(Pay)	2.61%	3 Month USD LIBOR	3,710
91,835,000	USD	3/26/2045	JPMF (i)	(Pay)	2.51%	3 Month USD LIBOR	3,146,373
52,735,000	USD	3/30/2045	CSS (i)	(Pay)	2.63%	3 Month USD LIBOR	1,282,282
49,031,000	USD	3/31/2045	CSS (i)	Receive	2.37%	3 Month USD LIBOR	(2,589,111)
65,642,000	USD	5/6/2045	CSS (i)	Receive	2.96%	3 Month USD LIBOR	313,279
41,196,000	USD	5/6/2045	CSS (i)	Receive	2.94%	3 Month USD LIBOR	156,862
29,296,000	USD	5/7/2045	CSS (i)	Receive	3.01%	3 Month USD LIBOR	303,094
95,127,000	USD	5/15/2045	CSS (i)	Receive	3.20%	3 Month USD LIBOR	3,257,856
30,644,000	USD	3/17/2046	CSS (i)	Receive	2.65%	3 Month USD LIBOR	(312,191)

							$2,950,875

					Premiums to (Pay) Receive		$(19,408,298)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of May 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Notes to Consolidated Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CP - Counterparty

DKK CIBOR - Copenhagen Interbank Offered Rate denominated in Danish Krone.

EURIBOR - Euro Interbank Offered Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDR - Global Depository Receipt

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

LIBOR - London Interbank Offered Rate

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

SIFMA - Securities Industry and Financial Markets Association

SONIA - Sterling Overnight Interbank Average

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium Interest Rate - Mexico

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at May 31, 2015, which are subject to change based on the terms of the security.

*	Non-income producing security.

(a)	All or a portion of this security is owned by GMO Implementation Fund, which is a 100% owned subsidiary of GMO Benchmark-Free Allocation Fund.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(c)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(d)	Security is in default.

(e)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(f)	The rate disclosed is the 7 day net yield as of May 31, 2015. Note: Yield rounds to 0.00%.

(g)	The rate shown represents yield-to-maturity.

(h)	Rate rounds to 0.00%.

(i)	Swap was cleared through the CME Group.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BCI - Barclays Capital Inc.

BOA - Bank of America, N.A.

CSS - Credit Suisse Securities (USA) LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

JPMF - J.P. Morgan Securities LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

INR - Indian Rupee

JPY - Japanese Yen

MXN - Mexican Peso

SEK - Swedish Krona

USD - United States Dollar

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
3,894,091	GMO Alpha Only Fund, Class IV	88,824,205
51,837,426	GMO Asset Allocation Bond Fund, Class VI	1,247,208,462
8,476,599	GMO Debt Opportunities Fund, Class VI	211,575,909
29,243,856	GMO Emerging Country Debt Fund, Class IV	281,910,769
77,459,551	GMO Emerging Markets Fund, Class VI	787,763,638
41,256,606	GMO International Equity Fund, Class IV	988,095,712
12,691,606	GMO Risk Premium Fund, Class VI	130,469,713
9,523,361	GMO Special Opportunities Fund, Class VI	194,181,325
6,383,774	GMO Systematic Global Macro Opportunity Fund, Class III	218,325,056
41,696,184	GMO U.S. Equity Allocation Fund, Class VI	688,820,963
4,795,151	GMO U.S. Treasury Fund	119,878,765

	TOTAL MUTUAL FUNDS (COST $5,203,553,783)	4,957,054,517

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
739,545	State Street Eurodollar Time Deposit, 0.01%, due 06/01/2015	739,545

	TOTAL SHORT-TERM INVESTMENTS (COST $739,545)	739,545

	TOTAL INVESTMENTS — 100.0% (Cost $5,204,293,328)	4,957,794,062
	Other Assets and Liabilities (net) — (0.0%)	(161,030)

	TOTAL NET ASSETS — 100.0%	$4,957,633,032

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
13,093,998	GMO Alpha Only Fund, Class IV	298,674,087
35,552,148	GMO Asset Allocation Bond Fund, Class VI	855,384,677
7,723,449	GMO Debt Opportunities Fund, Class VI	192,777,299
19,942,204	GMO Emerging Country Debt Fund, Class IV	192,242,845
53,480,920	GMO Emerging Markets Fund, Class VI	543,900,953
44,537,167	GMO International Equity Fund, Class IV	1,066,665,149
10,402,030	GMO Risk Premium Fund, Class VI	106,932,867
3,759,550	GMO Systematic Global Macro Opportunity Fund, Class III	128,576,599
37,514,113	GMO U.S. Equity Allocation Fund, Class VI	619,733,140
9,876,162	GMO U.S. Treasury Fund	246,904,056

	TOTAL MUTUAL FUNDS (COST $4,309,481,957)	4,251,791,672

	DEBT OBLIGATIONS — 0.0%

	Asset-Backed Securities — 0.0%
52,204	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .28%, 0.46%, due 02/25/36 ¿	30,278
499,812	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.08%, due 11/23/52	500
200,688	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.49%, due 05/28/39	106,365
217,523	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.19%, due 02/28/40	175,780
22,029	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.51%, due 01/25/35 ¿	19,399
89,818	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.62%, due 10/25/30	79,468
17,298	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.48%, due 04/25/34 ¿	13,881
83,170	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.41%, due 10/25/34 ¿	76,957
2,959	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.62%, due 06/25/34 ¿	2,848
93,659	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.43%, due 02/25/30	89,259

Par Value ($) / Shares	Description	Value ($)
	Asset-Backed Securities — continued
36,261	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.43%, due 02/26/34	32,943
39,862	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + .80%, 0.98%, due 08/25/34 ¿	38,427

	Total Asset-Backed Securities	666,105

	TOTAL DEBT OBLIGATIONS (COST $691,408)	666,105

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
492,384	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (a)	492,384

	TOTAL SHORT-TERM INVESTMENTS (COST $492,384)	492,384

	TOTAL INVESTMENTS — 100.0% (Cost $4,310,665,749)	4,252,950,161
	Other Assets and Liabilities (net) — (0.0%)	(419,813)

	TOTAL NET ASSETS — 100.0%	$4,252,530,348

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CDO - Collateralized Debt Obligation

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

¿	These securities are primarily backed by subprime mortgages.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2015. Note: Yield rounds to 0.00%.

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
16,370,540	GMO Emerging Markets Fund, Class VI	166,488,390
38,273,715	GMO International Equity Fund, Class IV	916,655,480
39,114,128	GMO U.S. Equity Allocation Fund, Class VI	646,165,396

	TOTAL MUTUAL FUNDS (COST $1,677,457,307)	1,729,309,266

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
582,917	State Street Eurodollar Time Deposit, 0.01%, due 06/01/2015	582,917

	TOTAL SHORT-TERM INVESTMENTS (COST $582,917)	582,917

	TOTAL INVESTMENTS — 100.0% (Cost $1,678,040,224)	1,729,892,183
	Other Assets and Liabilities (net) — (0.0%)	(54,518)

	TOTAL NET ASSETS — 100.0%	$1,729,837,665

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
77,168,353	GMO Emerging Markets Fund, Class VI	784,802,153
68,531,309	GMO International Equity Fund, Class IV	1,641,324,855
72,827,749	GMO U.S. Equity Allocation Fund, Class VI	1,203,114,410

	TOTAL MUTUAL FUNDS (COST $3,764,449,850)	3,629,241,418

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
386,748	State Street Eurodollar Time Deposit, 0.01%, due 06/01/2015	386,748

	TOTAL SHORT-TERM INVESTMENTS (COST $386,748)	386,748

	TOTAL INVESTMENTS — 100.0% (Cost $3,764,836,598)	3,629,628,166
	Other Assets and Liabilities (net) — (0.0%)	(335,985)

	TOTAL NET ASSETS — 100.0%	$3,629,292,181

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
11,800,211	GMO Emerging Markets Fund, Class VI	120,008,146
45,540,067	GMO International Equity Fund, Class IV	1,090,684,594

	TOTAL MUTUAL FUNDS (COST $1,145,645,260)	1,210,692,740

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
414,770	State Street Eurodollar Time Deposit, 0.01%, due 06/01/2015	414,770

	TOTAL SHORT-TERM INVESTMENTS (COST $414,770)	414,770

	TOTAL INVESTMENTS — 100.0% (Cost $1,146,060,030)	1,211,107,510
	Other Assets and Liabilities (net) — 0.00%	114,910

	TOTAL NET ASSETS — 100.0%	$1,211,222,420

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
51,267,627	GMO Emerging Markets Fund, Class VI	521,391,762
46,703,444	GMO International Equity Fund, Class IV	1,118,547,475

	TOTAL MUTUAL FUNDS (COST $1,610,725,930)	1,639,939,237

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
548,040	State Street Eurodollar Time Deposit, 0.01%, due 06/01/2015	548,040

	TOTAL SHORT-TERM INVESTMENTS (COST $548,040)	548,040

	TOTAL INVESTMENTS — 100.0% (Cost $1,611,273,970)	1,640,487,277
	Other Assets and Liabilities (net) — (0.0%)	(48,295)

	TOTAL NET ASSETS — 100.0%	$1,640,438,982

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 46.5%

	Argentina — 1.1%
74,127	Cresud SA Sponsored ADR *	982,183
94,900	Empresa Distribuidora Y Comercializadora Norte ADR *	1,382,693
251,921	Pampa Energia SA Sponsored ADR *	3,572,240
26,000	Telecom Argentina SA Sponsored ADR	510,380
516,659	Transportadora de Gas del Sur SA ADR	2,412,797
38,000	YPF SA Sponsored ADR	1,055,260

	Total Argentina	9,915,553

	Canada — 2.6%
577,000	Canadian Natural Resources Ltd	17,794,680
6,000,000	Jagercor Energy Corp *(a)	168,865
1,059,500	Uranium Participation Corp *	4,575,036

	Total Canada	22,538,581

	Italy — 1.3%
564,000	Buzzi Unicem SpA	8,648,101
285,000	Buzzi Unicem SpA – RSP	2,675,659

	Total Italy	11,323,760

	Netherlands — 1.1%
329,700	InterXion Holding NV *	10,118,493

	Norway — 0.8%
346,128	Aker ASA	7,047,991

	Romania — 2.2%
6,657,175	Electrica SA *	19,587,713

	South Korea — 0.7%
30,000	Hyundai Motor Co	4,263,459
15,000	Samsung SDI Co Ltd	1,650,416

	Total South Korea	5,913,875

	United Kingdom — 5.9%
3,162,689	Telecity Group Plc	52,148,595

	United States — 30.8%
2,015,300	Ally Financial, Inc. *	45,686,851
120,000	American International Group, Inc.	7,033,200
412,400	Chicago Bridge & Iron Co NV (NY Shares)	22,376,824
71,000	Equinix, Inc.	19,032,970
130,000	Fannie Mae *	332,800
130,000	Freddie Mac *	319,800
1,704,000	General Motors Co.	61,292,880
427,064	Global Eagle Entertainment, Inc. *	5,795,259
180,000	Harris Corp.	14,259,600
1,387,351	Interactive Brokers Group, Inc. – Class A	49,528,431
68,467	JG Wentworth Co. – Class A *	642,220
110,000	Leucadia National Corp.	2,709,300
500,000	Microsoft Corp.	23,430,000

Shares	Description	Value ($)
	United States — continued
950,000	Mueller Water Products, Inc. – Class A	8,759,000
410,667	Vectrus, Inc. *	10,303,635

	Total United States	271,502,770

	TOTAL COMMON STOCKS (COST $370,529,074)	410,097,331

	PREFERRED STOCKS — 2.8%

	Argentina — 0.0%
11,115	Nortel Inversora SA ADR	217,743

	Total Argentina	217,743

	South Korea — 2.8%
66,584	Hyundai Motor Co	7,256,057
71,119	Hyundai Motor Co 2nd Preference	7,490,430
7,252	Hyundai Motor Co Series 3	709,348
82,506	Samsung C&T Corp	2,938,756
4,000	Samsung Electronics Co Ltd	3,882,776
32,585	Samsung SDI Co Ltd	1,986,852

	Total South Korea	24,264,219

	United States — 0.0%
15,000	Fannie Mae *	115,350
34,000	Freddie Mac *	224,060

	Total United States	339,410

	TOTAL PREFERRED STOCKS (COST $33,729,097)	24,821,372

	RIGHTS/WARRANTS — 2.8%

	Argentina — 0.8%
70,000,000	Republic of Argentina GDP Linked, Expires 12/15/35 (c)	6,727,088

	Canada — 0.0%
3,000,000	Jagercor Energy Corp Warrants, Expires 11/24/16 *(a)	—

	United States — 2.0%
441,238	American International Group, Inc., Warrants, Expires 01/19/21 *	10,541,176
379,000	General Motors Co. Warrants, Expires 07/10/19 *	6,772,730
225,000	General Motors Co. Warrants, Expires 12/31/15 *	173,250

	Total United States	17,487,156

	TOTAL RIGHTS/WARRANTS (COST $23,673,563)	24,214,244

	INVESTMENT FUNDS — 2.5%

	Romania — 2.5%
102,243,100	Fondul Proprietatea SA Fund	22,333,345

	TOTAL INVESTMENT FUNDS (COST $26,718,663)	22,333,345

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 9.1%

		Corporate Debt — 2.2%
		Spain — 0.6%
USD	5,000,000	Codere Finance Luxembourg SA, Reg. S, 9.25%, due 02/15/19 (b)	3,500,000
USD	1,000,000	Codere Finance Luxembourg SA, 144A, 9.25%, due 02/15/19 (b)	700,000
EUR	1,000,000	Codere Finance Luxembourg SA, Reg. S, 8.25%, due 06/15/15 (b)	697,421

		Total Spain	4,897,421

		United States — 1.6%
USD	1,000	Guitar Center, Inc., 144A, 6.50%, due 04/15/19	902
USD	6,000,000	Key Energy Services, Inc., 6.75%, due 03/01/21	3,870,000
USD	10,000,000	Newmont Mining Corp., 1.63%, due 07/15/17	10,488,000

		Total United States	14,358,902

		Total Corporate Debt	19,256,323

		Foreign Government Obligations — 0.7%
		Argentina — 0.7%
EUR	10,500,000	Republic of Argentina Par Bond, 2.26%, due 12/31/38 (b)	6,140,870

		Total Foreign Government Obligations	6,140,870

		Municipal Obligations — 3.1%
		Puerto Rico — 3.1%
USD	100,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 07/01/17	85,068
USD	800,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.50%, due 07/01/28	604,024
USD	55,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.80%, due 07/01/23	40,012
USD	60,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.80%, due 07/01/23	43,650
USD	210,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 6.05%, due 07/01/28	150,944
USD	90,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 6.10%, due 07/01/34	63,902
USD	225,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 6.10%, due 07/01/34	159,754
USD	130,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 4.00%, due 07/01/15	129,572
USD	10,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 4.00%, due 07/01/19	7,603
USD	630,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 4.00%, due 07/01/22	466,294

Par Value		Description	Value ($)
		Municipal Obligations — continued
		Puerto Rico — continued
USD	1,740,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 4.25%, due 07/01/25	1,283,337
USD	90,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 4.50%, due 07/01/27	65,704
USD	375,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 4.90%, due 07/01/20	278,479
USD	90,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.00%, due 07/01/15	89,777
USD	355,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.00%, due 07/01/19	273,439
USD	250,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.00%, due 07/01/21	190,645
USD	1,020,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.00%, due 07/01/22	765,143
USD	195,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.00%, due 07/01/23	139,912
USD	7,190,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.00%, due 07/01/33	5,212,894
USD	2,135,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.13%, due 07/01/37	1,531,926
USD	45,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.25%, due 07/01/29	33,751
USD	4,520,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.25%, due 07/01/42	3,243,190
USD	30,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.35%, due 07/01/27	21,375
USD	1,200,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.75%, due 07/01/37	882,012
USD	1,010,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/38	751,218
USD	685,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/44	503,489
USD	2,655,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/47	1,951,478
USD	400,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.05%, due 07/01/28	287,512

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		Municipal Obligations — continued
		Puerto Rico — continued
USD	350,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.15%, due 07/01/38	245,882
USD	125,000	Puerto Rico Commonwealth Industrial Development Co., 5.15%, due 07/01/18	103,234
USD	7,745,000	Puerto Rico Commonwealth Industrial Development Co., 5.20%, due 07/01/23	5,460,922
USD	2,225,000	Puerto Rico Commonwealth Industrial Development Co., 5.25%, due 07/01/28	1,419,572
USD	85,000	Puerto Rico Commonwealth Industrial Development Co., 6.70%, due 07/01/21	63,325
USD	1,195,000	Puerto Rico Commonwealth Industrial Development Co., (Capital Appreciation), due 07/01/17	918,824
USD	10,000	Puerto Rico Commonwealth Industrial Development Co., (Capital Appreciation), due 07/01/18	6,784

		Total Puerto Rico	27,474,647

		Total Municipal Obligations	27,474,647

		Trade Claims — 3.1%
		Iceland — 3.1%
EUR	1,554,000	Kaupthing Bank Claim No CL 20100103 0409	401,088
USD	500,000	Kaupthing Bank Claim No CL 20100107 0115	100,000
USD	506,000	Kaupthing Bank Claim No CL 20100106 1137	101,200
USD	510,000	Kaupthing Bank Claim No CL 20100107 0173	102,000
USD	520,000	Kaupthing Bank Claim No CL 20100105 1277	104,000
USD	510,000	Kaupthing Bank Claim No CL 20100107 0499	102,000
USD	540,000	Kaupthing Bank Claim No CL 20100107 0339	108,000
USD	550,000	Kaupthing Bank Claim No CL 20100107 0396	110,000
USD	470,000	Kaupthing Bank Claim No CL 20100107 0713	94,000
USD	600,000	Kaupthing Bank Claim No CL 20100107 0542	120,000
USD	339,000	Kaupthing Bank Claim No CL 20100625 0003	67,800
USD	270,800	Kaupthing Bank Claim No CL 20091228 0770	54,160
USD	292,000	Kaupthing Bank Claim No CL 20091228 0998	58,400
USD	800,000	Kaupthing Bank Claim No CL 20100104 0298	160,000
USD	300,000	Kaupthing Bank Claim No CL 20091227 0450	60,000
USD	634,000	Kaupthing Bank Claim No CL 20091231 0065	126,800
USD	500,000	Kaupthing Bank Claim No CL 20100625 0011	100,000
USD	250,000	Kaupthing Bank Claim No CL 20100107 0520	50,000
USD	500,000	Kaupthing Bank Claim No CL 20100107 0538	100,000
USD	190,000	Kaupthing Bank Claim No CL 20100107 0495	38,000
USD	196,000	Kaupthing Bank Claim No CL 20100106 1074	39,200
USD	730,000	Kaupthing Bank Claim No CL 20100107 0508	146,000
USD	200,000	Kaupthing Bank Claim No CL 20100107 0104	40,000
USD	200,000	Kaupthing Bank Claim No CL 20100107 0215	40,000
USD	200,000	Kaupthing Bank Claim No CL 20100107 0067	40,000

Par Value		Description	Value ($)
		Trade Claims — continued
		Iceland — continued
USD	200,000	Kaupthing Bank Claim No CL 20100107 0163	40,000
USD	200,000	Kaupthing Bank Claim No CL 20100107 0433	40,000
USD	200,000	Kaupthing Bank Claim No CL 20100107 0399	40,000
USD	200,000	Kaupthing Bank Claim No CL 20100107 0456	40,000
USD	230,000	Kaupthing Bank Claim No CL 20100107 0174	46,000
USD	230,000	Kaupthing Bank Claim No CL 20100107 0085	46,000
USD	250,000	Kaupthing Bank Claim No CL 20100107 0185	50,000
USD	300,000	Kaupthing Bank Claim No CL 20100107 0464	60,000
USD	400,000	Kaupthing Bank Claim No CL 20100107 0202	80,000
USD	300,000	Kaupthing Bank Claim No CL 20100107 0251	60,000
USD	205,000	Kaupthing Bank Claim No CL 20100104 1265	41,000
USD	690,000	Kaupthing Bank Claim No CL 20091230 0959	138,000
USD	210,000	Kaupthing Bank Claim No CL 20100107 0359	42,000
USD	210,000	Kaupthing Bank Claim No CL 20100107 0209	42,000
USD	220,000	Kaupthing Bank Claim No CL 20100107 0246	44,000
USD	220,000	Kaupthing Bank Claim No CL 20100107 0361	44,000
USD	220,000	Kaupthing Bank Claim No CL 20100107 0330	44,000
USD	230,000	Kaupthing Bank Claim No CL 20100107 0146	46,000
USD	223,000	Kaupthing Bank Claim No CL 20100106 0002	44,600
USD	230,000	Kaupthing Bank Claim No CL 20100107 0570	46,000
USD	260,000	Kaupthing Bank Claim No CL 20100107 0588	52,000
USD	250,000	Kaupthing Bank Claim No CL 20100107 0345	50,000
USD	260,000	Kaupthing Bank Claim No CL 20100107 0372	52,000
USD	260,000	Kaupthing Bank Claim No CL 20100107 0354	52,000
USD	270,000	Kaupthing Bank Claim No CL 20100107 0299	54,000
USD	270,000	Kaupthing Bank Claim No CL 20100107 0313	54,000
USD	350,000	Kaupthing Bank Claim No CL 20100107 0228	70,000
USD	306,000	Kaupthing Bank Claim No CL 20100107 0422	61,200
USD	350,000	Kaupthing Bank Claim No CL 20100107 0505	70,000
USD	390,000	Kaupthing Bank Claim No CL 20100107 0449	78,000
USD	400,000	Kaupthing Bank Claim No CL 20100107 0596	80,000
USD	430,000	Kaupthing Bank Claim No CL 20100107 0438	86,000
EUR	1,695,000	Kaupthing Bank Claim No CL 20100103 0455	437,480
EUR	1,603,000	Kaupthing Bank Claim No CL 20100106 1330	413,735
EUR	2,757,000	Kaupthing Bank Claim No CL 20100103 0456	711,583
EUR	5,647,000	Kaupthing Bank Claim No CL 20100103 0458	1,457,494
EUR	6,000,000	Kaupthing Bank Claim No CL 20100106 0732	1,548,603

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		Trade Claims — continued
		Iceland — continued
USD	1,450,000	Kaupthing Bank Claim No CL 20091229 0244	290,000
USD	1,108,000	Kaupthing Bank Claim No CL 20091216 0371	221,600
USD	1,000,000	Kaupthing Bank Claim No CL 20091230 0286	200,000
USD	1,750,000	Kaupthing Bank Claim No CL 20091228 0985	350,000
USD	1,370,000	Kaupthing Bank Claim No CL 20100105 0941	274,000
USD	1,600,000	Kaupthing Bank Claim No CL 20100105 0981	320,000
EUR	4,521,250	Kaupthing Bank Claim No CL 20100104 1696	1,166,937
EUR	500,000	Kaupthing Bank Claim No CL 20100105 0937	129,050
EUR	773,600	Kaupthing Bank Claim No CL 20091230 0521	199,667
EUR	200,000	Kaupthing Bank Claim No CL 20091230 0326	51,620
EUR	773,600	Kaupthing Bank Claim No CL 20091230 0695	199,667
EUR	750,000	Kaupthing Bank Claim No CL 20100106 0152	193,575
USD	1,400,000	Kaupthing Bank Claim No CL 20091229 0248	280,000
EUR	442,000	Kaupthing Bank Claim No CL 20091230 0928	114,081
EUR	386,800	Kaupthing Bank Claim No CL 20091230 0619	99,833
EUR	2,500,000	Kaupthing Bank Claim No CL 20090918 0077	645,251
EUR	18,000,000	Kaupthing Bank Claim No CL 20091229 0462	4,645,809
EUR	7,500,000	Kaupthing Bank Claim No CL 20100106 1040	1,935,754
USD	12,000,000	Kaupthing Bank Claim No CL 20091227 0008	2,400,000
USD	5,000,000	Kaupthing Bank Claim No CL 20091222 0394	1,000,000
EUR	5,000,000	Kaupthing Bank Claim No CL 20100106 0847	1,290,503
USD	12,000,000	Kaupthing Bank Claim No CL 20100106 0246	2,400,000

		Total Iceland	27,231,690

		Total Trade Claims	27,231,690

		TOTAL DEBT OBLIGATIONS (COST $85,136,385)	80,103,530

Number of Contracts / Shares / Par Value ($)	Description	Value ($)
	OPTIONS PURCHASED — 0.5%

	Equity Options — 0.3%
1,000	American International Group, Inc., Put, Expires 01/15/16, Strike 50.00	109,000
5,000	Interactive Brokers Group, Inc., Put, Expires 06/19/15, Strike 15.00	—
450	Ensco PLC, Put, Expires 01/15/16, Strike 30.00	346,500
500	Pilgrim’s Pride Corp., Call, Expires 01/15/16, Strike 40.00	2,500
580	Noble Corp PLC, Put, Expires 01/15/16, Strike 18.00	179,800
1,600	American International Group, Inc., Put, Expires 01/15/16, Strike 55.00	364,800
2,700	iShares US Real Estate ETF, Put, Expires 01/15/16, Strike 75.00	1,228,500

	Total Equity Options	2,231,100

	Quanto Options — 0.2%
400,000	Keppel Corp. Ltd, Put, Expires 10/21/15, Strike 10.00	576,085
960,000	Keppel Corp. Ltd, Put, Expires 10/07/15, Strike 10.00	1,382,617

	Total Quanto Options	1,958,702

	TOTAL OPTIONS PURCHASED (COST $3,433,948)	4,189,802

	SHORT-TERM INVESTMENTS — 36.8%

	Money Market Funds — 1.2%
10,553,505	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (d)(e)	10,553,505

	U.S. Government — 35.6%
4,000,000	U.S. Treasury Bill, 0.00%, due 06/04/15 (f)(g)	4,000,000
20,000,000	U.S. Treasury Bill, 0.00%, due 07/09/15 (f)(g)	20,000,000
40,300,000	U.S. Treasury Bill, 0.00%, due 08/06/15 (f)(g)	40,300,000
59,000,000	U.S. Treasury Bill, 0.00%, due 07/23/15 (f)(g)	58,999,587
82,443,000	U.S. Treasury Bill, 0.01%, due 06/18/15 (d)(f)	82,442,587
47,000,000	U.S. Treasury Bill, 0.01%, due 06/25/15 (f)	46,999,671
16,000,000	U.S. Treasury Bill, 0.02%, due 09/24/15 (f)(h)	15,999,104
10,000,000	U.S. Treasury Bill, 0.03%, due 10/08/15 (f)(h)	9,999,010

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government — continued
30,000,000	U.S. Treasury Bill, 0.05%, due 11/05/15 (f)	29,993,790
5,000,000	U.S. Treasury Bill, 0.13%, due 02/04/16 (d)(f)(h)	4,995,695

	Total U.S. Government	313,729,444

	TOTAL SHORT-TERM INVESTMENTS (COST $324,260,672)	324,282,949

	TOTAL INVESTMENTS — 101.0% (Cost $867,481,402)	890,042,573
	Other Assets and Liabilities (net) — (1.0%)	(8,889,377)

	TOTAL NET ASSETS — 100.0%	$881,153,196

A summary of outstanding financial instruments at May 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/22/2015	BOA	EUR	7,500,375	USD	8,079,486	$(160,292)
06/22/2015	DB	EUR	7,500,000	USD	8,088,000	(151,366)
06/22/2015	GS	EUR	7,500,375	USD	8,080,282	(159,497)
06/22/2015	JPM	EUR	7,499,250	USD	8,073,843	(164,700)
07/23/2015	BCLY	RON	80,000,000	USD	19,979,022	215,294

						$(420,561)

Futures Contracts (d)

Number of Contracts+	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
25	Natural Gas	December 2019	$240,750	$(20,187)
25	Natural Gas	January 2020	239,375	(21,562)
25	Natural Gas	February 2020	235,437	(25,500)
25	Natural Gas	March 2020	216,375	(44,563)
25	Natural Gas	April 2020	216,375	(44,563)
25	Natural Gas	May 2020	218,250	(42,688)
25	Natural Gas	June 2020	220,250	(40,688)
25	Natural Gas	July 2020	221,688	(39,250)
25	Natural Gas	August 2020	221,313	(39,625)
25	Natural Gas	September 2020	223,125	(37,813)
25	Natural Gas	October 2020	228,188	(32,750)
25	Natural Gas	November 2020	239,687	(21,250)
133	Uranium Futures	January 2017	1,286,775	120,771
133	Uranium Futures	February 2017	1,295,087	129,083
133	Uranium Futures	March 2017	1,301,737	135,733
133	Uranium Futures	April 2017	1,306,725	140,721
133	Uranium Futures	May 2017	1,320,025	154,021
133	Uranium Futures	June 2017	1,330,000	163,996

			$10,561,162	$433,886

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Equity Options

Number of Contracts		Expiration Date	Description	Premiums	Market Value
Put	1,600	01/15/2016	American International Group, Inc., Strike 45	$220,254	$(92,800)
Put	1,440	01/15/2016	Canadian Natural Resources Ltd., Strike 28	679,178	(273,600)
Put	1,400	01/15/2016	Canadian Natural Resources Ltd., Strike 32	535,563	(546,000)
Put	840	01/15/2016	Chicago Bridge & Iron Co. NV, Strike 40	454,986	(216,720)
Put	2,700	01/15/2016	iShares US Real Estate ETF, Strike 65	449,976	(415,800)
Call	437	01/15/2016	Pilgrim’s Pride Corp., Strike 20	409,312	(559,360)

				$2,749,269	$(2,104,280)

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Swap Contracts

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Net Unrealized Appreciation/ (Depreciation)
35,000,000	USD	12/20/2015	GS	(Pay)	5.00%	0.82%	Ally Financial, Inc.	N/A	$1,054,381
50,000,000	USD	12/20/2016	CSI	(Pay)	1.00%	0.16%	AIG	N/A	178,474
5,000,000	USD	9/20/2017	BCLY	(Pay)	1.00%	0.37%	Newmont Mining Corp.	N/A	(21,015)
5,000,000	USD	9/20/2017	BCLY	(Pay)	1.00%	0.37%	Newmont Mining Corp.	N/A	(14,420)
5,000,000	EUR	6/20/2019	JPM	(Pay)	1.00%	0.79%	Abesm	N/A	(39,786)
5,000,000	USD	12/20/2019	CSI	(Pay)	1.00%	0.59%	Tyson Foods	N/A	(36,762)
10,000,000	USD	12/20/2019	GS	(Pay)	1.00%	0.83%	GATX Corp.	N/A	100,461
10,000,000	USD	12/20/2019	GS	(Pay)	1.00%	0.43%	Ryder System	N/A	(44,829)
2,000,000	USD	12/20/2019	JPM	(Pay)	1.00%	3.86%	Petroleo Brasileiro	N/A	90,777
1,000,000	USD	12/20/2019	GS	(Pay)	1.00%	3.86%	Petroleo Brasileiro	N/A	39,950
15,000,000	EUR	3/20/2020	BCLY	(Pay)	1.00%	1.79%	Banco Santander S.A.	N/A	25,451
10,000,000	EUR	3/20/2020	JPM	(Pay)	1.00%	0.97%	Abesm	N/A	(42,347)
10,000,000	USD	3/20/2020	JPM	(Pay)	1.00%	0.88%	GATX Corp.	N/A	(112,023)

									$1,178,312

							Premiums to (Pay) Receive		$2,382,405

^	Receive - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	As of May 31, 2015, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value ofcredit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

As of May 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Consolidated Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

GDP - Gross Domestic Product

*	Non-income producing security.

(a)	Affiliated company.

(b)	Security is in default.

(c)	Security is linked to Argentina Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.
(d)	All or a portion of this security is owned by GMO Special Opportunities SPC Ltd, which is a 100% owned subsidiary of GMO Special Opportunities Fund.

(e)	The rate disclosed is the 7 day net yield as of May 31, 2015. Note: Yield rounds to 0.00%.

(f)	The rate shown represents yield-to-maturity.

(g)	Rate rounds to 0.00%.

(h)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

Currency Abbreviations:

EUR - Euro

RON - Romanian New Leu

USD - United States Dollar

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
23,371,518	GMO Asset Allocation Bond Fund, Class VI	562,318,732
3,678,229	GMO Debt Opportunities Fund, Class VI	91,808,603
11,508,246	GMO Emerging Country Debt Fund, Class IV	110,939,490
43,965,981	GMO Emerging Markets Fund, Class VI	447,134,025
30,888,013	GMO International Equity Fund, Class IV	739,767,914
28,300,275	GMO U.S. Equity Allocation Fund, Class VI	467,520,544
977,381	GMO U.S. Treasury Fund	24,434,526

	TOTAL MUTUAL FUNDS (COST $2,413,223,477)	2,443,923,834

	DEBT OBLIGATIONS — 0.0%

	Asset-Backed Securities — 0.0%
535,169	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.49%, due 05/28/39	283,639

	TOTAL DEBT OBLIGATIONS (COST $435,946)	283,639

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
253,978	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (a)	253,978

	TOTAL SHORT-TERM INVESTMENTS (COST $253,978)	253,978

	TOTAL INVESTMENTS — 100.0% (Cost $2,413,913,401)	2,444,461,451
	Other Assets and Liabilities (net) —(0.0%)	(1,316)

	TOTAL NET ASSETS — 100.0%	$2,444,460,135

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

LIBOR - London Interbank Offered Rate

(a)	The rate disclosed is the 7 day net yield as of May 31, 2015. Note: Yield rounds to 0.00%.

GMO Systematic Global Macro Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 36.2%

	Affiliated Issuers — 36.2%
114,748	GMO Debt Opportunities Fund, Class VI	2,864,101
22,352,386	GMO U.S. Treasury Fund	558,809,654

		561,673,755

	Total United States	561,673,755

	TOTAL MUTUAL FUNDS (COST $561,929,043)	561,673,755

	SHORT-TERM INVESTMENTS — 64.5%

	Money Market Funds — 4.5%
24,489,817	SSgA USD Liquidity Fund – Class S2 Shares (a)	24,489,817
44,277,170	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (b)	44,277,170

	Total Money Market Funds	68,766,987

	U.S. Government — 60.0%
5,000,000	U.S. Treasury Bill, 0.00%, due 06/04/15 (a)(c)	5,000,000
8,000,000	U.S. Treasury Bill, 0.00%, due 08/06/15 (a)(c)	8,000,000
103,000,000	U.S. Treasury Bill, 0.01%, due 06/18/15 (a)(c)	102,999,485
46,000,000	U.S. Treasury Bill, 0.01%, due 07/16/15 (a)(c)	45,999,724
20,000,000	U.S. Treasury Bill, 0.01%, due 09/10/15 (c)(d)	19,999,440
25,000,000	U.S. Treasury Bill, 0.02%, due 09/03/15 (c)	24,998,725
100,000,000	U.S. Treasury Bill, 0.02%, due 09/17/15 (a)(c)	99,994,700
197,000,000	U.S. Treasury Bill, 0.02%, due 09/24/15 (a)(c)	196,988,968
70,000,000	U.S. Treasury Bill, 0.02%, due 10/22/15 (a)(c)	69,993,770
126,000,000	U.S. Treasury Bill, 0.03%, due 10/08/15 (a)(c)(d)	125,987,526
45,000,000	U.S. Treasury Bill, 0.03%, due 10/15/15 (a)(c)	44,995,320
8,000,000	U.S. Treasury Bill, 0.04%, due 10/29/15 (c)(d)	7,998,832
113,000,000	U.S. Treasury Bill, 0.05%, due 11/12/15 (a)(c)	112,974,236
15,000,000	U.S. Treasury Bill, 0.06%, due 11/19/15 (c)	14,996,085

Par Value ($)	Description	Value ($)
	U.S. Government — continued
50,000,000	U.S. Treasury Bill, 0.10%, due 01/07/16 (a)(c)	49,970,200

	Total U.S. Government	930,897,011

	TOTAL SHORT-TERM INVESTMENTS (COST $999,454,206)	999,663,998

	TOTAL INVESTMENTS — 100.7% (Cost $1,561,383,249)	1,561,337,753
	Other Assets and Liabilities (net) — (0.7%)	(10,427,100)

	TOTAL NET ASSETS — 100.0%	$1,550,910,653

A summary of outstanding financial instruments at May 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/05/2015	CSI	AUD	238,332,417	USD	181,193,412	$(994,000)
06/05/2015	DB	AUD	7,464,297	USD	5,928,930	223,030
06/05/2015	JPM	AUD	8,497,742	USD	6,614,532	118,640
06/05/2015	MSCI	AUD	3,231,411	USD	2,493,216	23,043
08/07/2015	MSCI	EUR	17,000,000	USD	19,054,117	365,926
08/21/2015	CSI	EUR	31,346,176	USD	35,557,302	1,091,115
08/21/2015	DB	EUR	5,223,920	USD	5,798,896	55,018
08/21/2015	JPM	EUR	12,876,338	USD	14,101,908	(56,064)
08/21/2015	MSCI	EUR	8,808,289	USD	9,961,823	276,809
08/21/2015	SSB	EUR	18,427,200	USD	20,226,471	(34,861)
07/13/2015	DB	GBP	18,000,000	USD	27,782,730	279,755
07/15/2015	JPM	GBP	12,050,000	USD	18,903,739	492,281
07/15/2015	SSB	GBP	12,050,000	USD	18,904,462	493,004
07/22/2015	MSCI	GBP	12,077,387	USD	19,039,336	586,931
07/22/2015	SSB	GBP	12,077,386	USD	19,032,173	579,770
08/13/2015	CSI	GBP	82,000,000	USD	126,329,200	1,065,731
06/05/2015	DB	USD	35,629,290	AUD	45,000,000	(1,230,136)
06/05/2015	SSB	USD	8,299,172	AUD	10,403,021	(346,836)
07/13/2015	SSB	USD	19,526,211	GBP	12,539,953	(365,877)
08/07/2015	MSCI	USD	64,369,985	EUR	57,500,000	(1,159,927)
08/13/2015	CSI	USD	14,248,527	GBP	9,271,375	(85,544)
08/13/2015	DB	USD	41,731,028	GBP	26,955,816	(553,236)
08/13/2015	MSCI	USD	10,403,383	GBP	6,700,307	(167,972)
08/13/2015	SSB	USD	25,854,477	GBP	16,457,749	(713,565)
08/14/2015	CSI	USD	64,302,825	EUR	57,500,000	(1,086,194)
08/21/2015	DB	USD	64,313,558	EUR	57,558,751	(1,025,755)

						$(2,168,914)

GMO Systematic Global Macro Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
6,739	Euro STOXX 50 Futures	June 2015	$263,639,437	$(3,951,543)
2,901	FTSE 100	June 2015	308,798,150	8,324,212
169	Hang Seng	June 2015	29,603,580	(1,089,472)
735	Mini MSCI Emerging Markets	June 2015	36,636,075	(1,711,600)
229	MSCI Singapore	June 2015	12,828,485	(368,987)
976	MSCI Taiwan	June 2015	35,175,040	132,293
3,681	U.S. Treasury Note 10 Yr. (CBT)	September 2015	470,017,687	2,491,361

			$1,156,698,454	$3,826,264

Sales
3,351	Corn (a)	July 2015	$58,893,825	$5,126,523
232	Euro Bund	June 2015	39,604,436	1,066,876
259	Gold 100 OZ (a)	August 2015	30,815,820	69,678
458	Japanese Government Bond 10 Yr. (OSE)	June 2015	544,773,315	(950,755)
276	S&P TSX 60 Index	June 2015	38,776,713	(634,890)
395	Soybean (a)	July 2015	18,446,500	733,558

			$731,310,609	$5,410,990

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	All or a portion of this security is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO Systematic Global Macro Opportunity Fund.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2015. Note: Yield rounds to 0.00%.

(c)	The rate shown represents yield-to-maturity.

(d)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

Counterparty Abbreviations:

CSI - Credit Suisse International

DB - Deutsche Bank AG

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

EUR - Euro

GBP - British Pound

USD - United States Dollar

As of May 31, 2015, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Alpha Only Fund	2,440,149,600	149,709,732	(58,010,892)	91,698,840
Consolidated Benchmark-Free Allocation Fund	23,237,989,658	679,935,288	(722,613,120)	(42,677,832)
Benchmark-Free Fund	5,224,191,059	24,695,763	(291,092,760)	(266,396,997)
Global Asset Allocation Fund	4,397,691,623	25,718,622	(170,460,084)	(144,741,462)
Global Developed Equity Allocation Fund	1,709,472,647	21,136,272	(716,736)	20,419,536
Global Equity Allocation Fund	3,812,935,457	—	(183,307,291)	(183,307,291)
International Developed Equity Allocation Fund	1,249,155,409	—	(38,047,899)	(38,047,899)
International Equity Allocation Fund	1,667,919,960	7,347,500	(34,780,183)	(27,432,683)
Consolidated Special Opportunities Fund	870,661,472	51,197,123	(31,815,029)	19,382,094
Strategic Opportunities Allocation Fund	2,427,473,956	40,910,293	(23,922,798)	16,987,495
Consolidated Systematic Global Macro Opportunity Fund	1,551,064,143	21,378,013	(11,104,403)	10,273,610

Investments in affiliated issuers

The Funds may make investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Funds’ Schedule of Investments.

A summary of the Funds’ transactions in the shares of other funds of GMO Trust during the period ended May 31, 2015 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Consolidated Benchmark-Free Allocation Fund
GMO Alpha Only Fund, Class IV	$2,169,494,954	$92,591,056	$661,871,225	$—	$—	$1,592,907,230
GMO Debt Opportunities Fund, Class VI	855,272,046	8,368,474	—	—	—	869,162,189
GMO Emerging Country Debt Fund, Class IV	984,029,503	32,143,236	1,667,377	—	—	1,030,891,397
GMO Special Opportunities Fund, Class VI	652,657,803	14,449,518	—	—	—	686,303,288
GMO Systematic Global Macro Opportunity Fund, Class III	1,081,318,142	52,923,954	1,223,894	—	—	1,146,072,826

Totals	$5,742,772,448	$200,476,238	$664,762,496	$—	$—	$5,325,336,930

Benchmark-Free Fund
GMO Alpha Only Fund, Class IV	$88,736,337	$629,178	$—	$—	$—	$88,824,205
GMO Asset Allocation Bond Fund, Class VI	1,300,653,948	83,126,646	17,918,364	—	—	1,247,208,462
GMO Debt Opportunities Fund, Class VI	210,219,653	—	—	—	—	211,575,909
GMO Emerging Country Debt Fund, Class IV	280,085,788	—	2,887,694	—	—	281,910,769
GMO Emerging Markets Fund, Class VI	729,347,361	51,731,784	—	—	—	787,763,638
GMO International Equity Fund, Class IV	1,036,395,804	—	60,482,366	—	—	988,095,712
GMO Risk Premium Fund, Class VI	126,154,567	—	—	—	—	130,469,713
GMO Special Opportunities Fund, Class VI	191,068,608	—	2,458,112	—	—	194,181,325
GMO Systematic Global Macro Opportunity Fund, Class III	215,731,480	40,540	—	—	—	218,325,056
GMO U.S. Equity Allocation Fund, Class VI	806,364,529	—	115,081,615	—	—	688,820,963
GMO U.S. Treasury Fund	67,100,110	52,778,655	—	12,943	—	119,878,765

Totals	$5,051,858,185	$188,306,803	$198,828,151	$12,943	$—	$4,957,054,517

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Global Asset Allocation Fund
GMO Alpha Only Fund, Class IV	$331,939,406	$3,203,050	$34,661,377	$—	$—	$298,674,087
GMO Asset Allocation Bond Fund, Class VI	1,021,502,076	51,200,491	124,789,461	—	—	855,384,677
GMO Debt Opportunities Fund, Class VI	211,459,613	—	19,982,111	—	—	192,777,299
GMO Emerging Country Debt Fund, Class IV	218,274,412	—	29,732,366	—	—	192,242,845
GMO Emerging Markets Fund, Class VI	563,948,638	24,983,991	51,853,696	—	—	543,900,953
GMO International Equity Fund, Class IV	1,230,449,649	470,645	180,505,776	—	—	1,066,665,149
GMO Risk Premium Fund, Class VI	125,576,661	—	22,705,322	—	—	106,932,867
GMO Systematic Global Macro Opportunity Fund, Class III	144,436,175	580,359	18,187,133	—	—	128,576,599
GMO U.S. Equity Allocation Fund, Class VI	783,135,117	—	161,879,685	—	—	619,733,140
GMO U.S. Treasury Fund	236,883,004	19,157,452	9,136,400	40,979	—	246,904,056

Totals	$4,867,604,751	$99,595,988	$653,433,327	$40,979	$—	$4,251,791,672

Global Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$174,346,545	$—	$9,352,900	$—	$—	$166,488,390
GMO International Equity Fund, Class IV	925,275,298	16,844,786	37,652,422	—	—	916,655,480
GMO U.S. Equity Allocation Fund, Class VI	670,317,319	12,735,118	35,738,240	—	—	646,165,396

Totals	$1,769,939,162	$29,579,904	$82,743,562	$—	$—	$1,729,309,266

Global Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$737,807,672	$79,614,383	$39,265,612	$—	$—	$784,802,153
GMO International Equity Fund, Class IV	1,761,501,355	4,206,574	144,157,555	—	—	1,641,324,855
GMO U.S. Equity Allocation Fund, Class VI	1,299,806,538	9,232,511	103,660,968	—	—	1,203,114,410

Totals	$3,799,115,565	$93,053,468	$287,084,135	$—	$—	$3,629,241,418

International Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$116,415,639	$13,969,158	$11,350,677	$—	$—	$120,008,146
GMO International Equity Fund, Class IV	1,063,694,450	70,839,290	57,312,385	—	—	1,090,684,594

Totals	$1,180,110,089	$84,808,448	$68,663,062	$—	$—	$1,210,692,740

International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$449,343,904	$68,620,506	$—	$—	$—	$521,391,762
GMO International Equity Fund, Class IV	1,145,216,474	17,655,868	57,182,257	—	—	1,118,547,475

Totals	$1,594,560,378	$86,276,374	$57,182,257	$—	$—	$1,639,939,237

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Strategic Opportunities Allocation Fund
GMO Asset Allocation Bond Fund, Class VI	$570,644,317	$43,922,646	$—	$—	$—	$562,318,732
GMO Debt Opportunities Fund, Class VI	91,220,086	—	—	—	—	91,808,603
GMO Emerging Country Debt Fund, Class IV	109,098,171	—	—	—	—	110,939,490
GMO Emerging Markets Fund, Class VI	395,900,795	47,704,541	—	—	—	447,134,025
GMO International Equity Fund, Class IV	757,737,909	8,464,062	34,931,123	—	—	739,767,914
GMO U.S. Equity Allocation Fund, Class VI	524,119,008	—	55,109,104	—	—	467,520,544
GMO U.S. Treasury Fund	—	24,434,526	—	1,295	—	24,434,526

Totals	$2,448,720,286	$124,525,775	$90,040,227	$1,295	$—	$2,443,923,834

Consolidated Systematic Global Macro Opportunity Fund
GMO Debt Opportunities Fund, Class VI	$2,845,741	$—	$—	$—	$—	$2,864,101
GMO U.S. Treasury Fund	558,715,385	94,270	—	94,270	—	558,809,654

Totals	$561,561,126	$94,270	$—	$94,270	$—	$561,673,755

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2015 through May 31, 2015. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2016.

Investments in other affiliated issuers

An affiliated company is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2015 is set forth below:

	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Consolidated Special Opportunities Fund
Jagercor Energy Corp	$191,984	$—	$—	$—	$168,865

Totals	$191,984	$—	$—	$—	$168,865

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Basis of presentation and principles of consolidation: Benchmark-Free Allocation Fund, Special Opportunities Fund and Systematic Global Macro Opportunity Fund

Benchmark-Free Allocation Fund, Special Opportunities Fund and Systematic Global Macro Opportunity Fund include the accounts of their wholly-owned subsidiaries: Implementation Fund, Special Opportunities SPC Ltd. and Alternative Asset SPC Ltd. (each a “wholly-owned subsidiary”), respectively, and the accompanying schedules of investments have been consolidated for those accounts. The consolidated schedules of investments include all of the assets and liabilities of each wholly-owned subsidiary.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Unlisted securities (including fixed income securities) for which market quotations are readily available are generally valued at the most recent quoted price. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (the “Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2015, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, that were valued using fair value inputs obtained from that independent pricing service as of May 31, 2015. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below and as described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value each fixed income security based on the most recent quoted price supplied by a single pricing source chosen by GMO. Although GMO normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Alternative pricing sources may be available for securities held by the Funds and the underlying funds, although the prices supplied by those alternative sources do not necessarily confirm the security price used by the Funds and the underlying funds. Therefore, the existence of those alternative sources does not necessarily align with the prices supplied by primary pricing sources. See the table below for information about securities for which no alternative pricing source was available.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees, fair valued using inputs obtained from an independent pricing service or valued using prices for which no alternative pricing source was available. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of May 31, 2015 is as follows:

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service (Net)	Single source; No alternative pricing source was available
Alpha Only Fund	—	28%	—
Consolidated Benchmark-Free Allocation Fund	< 1%	29%	< 1%
Benchmark-Free Fund	< 1%	34%	< 1%
Global Asset Allocation Fund	1%	37%	1%
Global Developed Equity Allocation Fund	< 1%	59%	—
Global Equity Allocation Fund	< 1%	62%	—
International Developed Equity Allocation Fund	< 1%	93%	—
International Equity Allocation Fund	< 1%	94%	—
Consolidated Special Opportunities Fund	—	14%	—
Strategic Opportunities Allocation Fund	< 1%	45%	1%
Consolidated Systematic Global Macro Opportunity Fund	< 1%	< 1%	< 1%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). Other than as disclosed in Assets and Liabilities Valuation Inputs table below, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at May 31, 2015.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they are valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Alpha Only Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$251,051	$—	$251,051
Austria	—	778,493	—	778,493
Belgium	—	1,365,295	—	1,365,295
Brazil	—	1,241,876	—	1,241,876
Canada	6,720,342	—	—	6,720,342
Chile	—	347,761	—	347,761
China	23,133,880	56,040,767	—	79,174,647
Colombia	321,016	—	—	321,016
Czech Republic	—	943,927	—	943,927
Denmark	—	861,358	—	861,358
France	—	56,949,167	—	56,949,167
Germany	—	25,033,594	—	25,033,594
Greece	—	448,770	—	448,770
India	469,290	4,385,559	—	4,854,849
Indonesia	—	2,740,812	—	2,740,812
Ireland	—	180,381	—	180,381
Israel	2,211,192	—	—	2,211,192
Italy	—	10,125,439	—	10,125,439
Japan	—	76,860,511	—	76,860,511
Malaysia	—	234,544	—	234,544
Mexico	3,400,947	—	—	3,400,947
Netherlands	—	16,221,428	—	16,221,428
Norway	—	3,806,731	—	3,806,731

Description	Level 1	Level 2	Level 3	Total
Alpha Only Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Philippines	$—	$425,878	$—	$425,878
Poland	—	2,008,065	—	2,008,065
Portugal	—	184,280	—	184,280
Russia	—	29,216,368	—	29,216,368
South Africa	—	11,681,510	—	11,681,510
South Korea	—	71,585,719	—	71,585,719
Spain	—	9,983,194	—	9,983,194
Sweden	—	2,345,317	—	2,345,317
Switzerland	—	56,324,298	—	56,324,298
Taiwan	3,277,800	26,337,093	—	29,614,893
Thailand	—	1,558,910	—	1,558,910
Turkey	—	4,624,886	—	4,624,886
United Kingdom	—	217,388,557	—	217,388,557
United States	1,516,042,240	—	—	1,516,042,240

TOTAL COMMON STOCKS	1,555,576,707	692,481,539	—	2,248,058,246

Preferred Stocks
Brazil	—	3,146,214	—	3,146,214
Germany	—	2,678,817	—	2,678,817
Russia	—	7,325,485	—	7,325,485
South Korea	—	10,825,249	—	10,825,249

TOTAL PREFERRED STOCKS	—	23,975,765	—	23,975,765

Debt obligations
India	—	36,389	—	36,389

TOTAL DEBT OBLIGATIONS	—	36,389	—	36,389

Short-Term Investments	259,778,040	—	—	259,778,040

Total Investments	1,815,354,747	716,493,693	—	2,531,848,440

Total	$1,815,354,747	$716,493,693	$—	$2,531,848,440

Liability Valuation Inputs
Derivatives*
Futures Contracts
Equity Risk	$(46,805,400)	$—	$—	$(46,805,400)

Consolidated Benchmark-Free Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$31,403,275	$—	$31,403,275
Austria	—	10,500,994	—	10,500,994
Belgium	—	19,147,880	—	19,147,880
Brazil	2,839,378	36,948,368	—	39,787,746
Canada	204,184,809	—	—	204,184,809
Chile	2,032,695	7,719,092	—	9,751,787
China	648,703,649	547,047,109	3,913,378	1,199,664,136
Colombia	4,323,381	—	—	4,323,381
Czech Republic	—	17,251,210	—	17,251,210
Denmark	—	20,186,504	—	20,186,504
Egypt	—	2,523,759	—	2,523,759
Finland	—	6,662,447	—	6,662,447
France	—	495,618,159	—	495,618,159
Germany	—	223,137,235	—	223,137,235
Greece	—	6,212,810	—	6,212,810
Hungary	—	8,741,224	—	8,741,224
India	9,263,270	60,503,179	—	69,766,449
Indonesia	1,241,562	42,627,522	—	43,869,084
Israel	10,301,952	—	—	10,301,952
Italy	—	128,622,455	—	128,622,455
Japan	—	501,016,372	—	501,016,372
Malaysia	—	3,136,209	—	3,136,209
Mexico	35,425,812	—	—	35,425,812
Netherlands	11,457,651	79,866,254	—	91,323,905
Norway	—	56,047,296	—	56,047,296

Description	Level 1	Level 2	Level 3	Total
Consolidated Benchmark-Free Allocation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Philippines	$—	$8,111,327	$—	$8,111,327
Poland	—	54,873,142	—	54,873,142
Portugal	—	5,075,522	—	5,075,522
Russia	—	480,215,036	—	480,215,036
South Africa	—	123,678,598	222	123,678,820
South Korea	24,440	853,374,875	—	853,399,315
Spain	—	132,800,141	—	132,800,141
Sri Lanka	—	32,031	—	32,031
Sweden	—	39,112,254	—	39,112,254
Switzerland	—	55,253,976	—	55,253,976
Taiwan	37,065,848	330,597,189	—	367,663,037
Thailand	—	43,549,510	—	43,549,510
Turkey	13,224	68,873,222	—	68,886,446
United Kingdom	564,915	1,263,882,791	7,648,585	1,272,096,291
United States	2,862,976,127	—	—	2,862,976,127

TOTAL COMMON STOCKS	3,830,418,713	5,764,348,967	11,562,185	9,606,329,865

Preferred Stocks
Brazil	9,083,758	55,176,800	—	64,260,558
Germany	—	41,887,085	—	41,887,085
Russia	—	103,362,659	—	103,362,659
South Korea	—	90,701,751	—	90,701,751

TOTAL PREFERRED STOCKS	9,083,758	291,128,295	—	300,212,053

Rights/Warrants
United States	—	—	1,139,900	1,139,900

TOTAL RIGHTS/WARRANTS	—	—	1,139,900	1,139,900

Debt Obligations
Canada	—	47,155,097	—	47,155,097
Iceland	—	—	36,929,369	36,929,369
India	—	742,552	—	742,552
Mexico	—	12,944,908	—	12,944,908
Puerto Rico	—	31,774,404	—	31,774,404
United Kingdom	—	43,903,283	—	43,903,283
United States	759,267,013	1,590,561,502	60,304,287	2,410,132,802

TOTAL DEBT OBLIGATIONS	759,267,013	1,727,081,746	97,233,656	2,583,582,415

Mutual Funds
United States	5,325,336,930	—	—	5,325,336,930

TOTAL MUTUAL FUNDS	5,325,336,930	—	—	5,325,336,930

Options Purchased	—	516,607,677	96,459,194	613,066,871
Short-Term Investments	4,765,643,792	—	—	4,765,643,792

Total Investments	14,689,750,206	8,299,166,685	206,394,935	23,195,311,826

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	193,566,307	—	193,566,307
Futures Contracts
Interest Rate Risk	2,724,025	—	—	2,724,025
Swap Contracts
Interest Rate Risk	—	291,064,644	—	291,064,644

Total	$14,692,474,231	$8,783,797,636	$206,394,935	$23,682,666,802

Liability Valuation Inputs
Common Stocks
Canada	$(50,503,004)	$—	$—	$(50,503,004)
Netherlands	(41,640,260)	—	—	(41,640,260)
United Kingdom	—	(47,779,778)	—	(47,779,778)
United States	(362,299,203)	—	—	(362,299,203)

TOTAL COMMON STOCKS	(454,442,467)	(47,779,778)	—	(502,222,245)

Description	Level 1	Level 2	Level 3	Total
Consolidated Benchmark-Free Allocation Fund (continued)
Liability Valuation Inputs (continued)
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(153,277,159)	$—	$(153,277,159)
Futures Contracts
Interest Rate Risk	(65,974)	—	—	(65,974)
Written Options
Equity Risk	—	(1,250,625)	—	(1,250,625)
Foreign Currency Risk	—	(36,417,277)	—	(36,417,277)
Interest Rate Risk	—	(159,854,340)	—	(159,854,340)
Swap Contracts
Equity Risk**	—	—	(5,962,428)	(5,962,428)
Inflation Risk	—	(4,692,900)	—	(4,692,900)
Interest Rate Risk	—	(307,009,320)	—	(307,009,320)

Total	$(454,508,441)	$(710,281,399)	$(5,962,428)	$(1,170,752,268)

Benchmark-Free Fund
Asset Valuation Inputs
Mutual Funds	$4,957,054,517	$—	$—	$4,957,054,517
Short-Term Investments	739,545	—	—	739,545

Total Investments	4,957,794,062	—	—	4,957,794,062

Total	$4,957,794,062	$—	$—	$4,957,794,062

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$4,251,791,672	$—	$—	$4,251,791,672
Debt Obligations
Asset-Backed Securities	—	—	666,105	666,105

TOTAL DEBT OBLIGATIONS	—	—	666,105	666,105

Short-Term Investments	492,384	—	—	492,384

Total Investments	4,252,284,056	—	666,105	4,252,950,161

Total	$4,252,284,056	$—	$666,105	$4,252,950,161

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,729,309,266	$—	$—	$1,729,309,266
Short-Term Investments	582,917	—	—	582,917

Total Investments	1,729,892,183	—	—	1,729,892,183

Total	$1,729,892,183	$—	$—	$1,729,892,183

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$3,629,241,418	$—	$—	$3,629,241,418
Short-Term Investments	386,748	—	—	386,748

Total Investments	3,629,628,166	—	—	3,629,628,166

Total	$3,629,628,166	$—	$—	$3,629,628,166

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,210,692,740	$—	$—	$1,210,692,740
Short-Term Investments	414,770	—	—	414,770

Total Investments	1,211,107,510	—	—	1,211,107,510

Total	$1,211,107,510	$—	$—	$1,211,107,510

Description	Level 1	Level 2	Level 3	Total
International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,639,939,237	$—	$—	$1,639,939,237
Short-Term Investments	548,040	—	—	548,040

Total Investments	1,640,487,277	—	—	1,640,487,277

Total	$1,640,487,277	$—	$—	$1,640,487,277

Consolidated Special Opportunities Fund
Asset Valuation Inputs
Common Stocks
Argentina	$9,915,553	$—	$—	$9,915,553
Canada	22,538,581	—	—	22,538,581
Italy	—	11,323,760	—	11,323,760
Netherlands	10,118,493	—	—	10,118,493
Norway	—	7,047,991	—	7,047,991
Romania	—	19,587,713	—	19,587,713
South Korea	—	5,913,875	—	5,913,875
United Kingdom	—	52,148,595	—	52,148,595
United States	271,502,770	—	—	271,502,770

TOTAL COMMON STOCKS	314,075,397	96,021,934	—	410,097,331

Preferred Stocks
Argentina	217,743	—	—	217,743
South Korea	—	24,264,219	—	24,264,219
United States	339,410	—	—	339,410

TOTAL PREFERRED STOCKS	557,153	24,264,219	—	24,821,372

Rights/Warrants
Argentina	—	6,727,088	—	6,727,088
United States	17,487,156	—	—	17,487,156

TOTAL RIGHTS/WARRANTS	17,487,156	6,727,088	—	24,214,244

Investment Funds
Romania	—	22,333,345	—	22,333,345

TOTAL INVESTMENT FUNDS	—	22,333,345	—	22,333,345

Debt Obligations
Argentina	—	6,140,870	—	6,140,870
Iceland	—	—	27,231,690	27,231,690
Puerto Rico	—	27,474,647	—	27,474,647
Spain	—	4,897,421	—	4,897,421
United States	—	14,358,902	—	14,358,902

TOTAL DEBT OBLIGATIONS	—	52,871,840	27,231,690	80,103,530

Options Purchased	2,231,100	1,958,702	—	4,189,802
Short-Term Investments	324,282,949	—	—	324,282,949

Total Investments	658,633,755	204,177,128	27,231,690	890,042,573

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	215,294	—	215,294
Futures Contracts
Physical Commodity Contract Risk	844,325	—	—	844,325
Swap Contracts
Credit Risk	—	1,489,494	—	1,489,494

Total	$659,478,080	$205,881,916	$27,231,690	$892,591,686

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(635,855)	$—	$(635,855)
Futures Contracts
Physical Commodity Contract Risk	(410,439)	—	—	(410,439)
Written Options
Equity Risk	(2,104,280)	—	—	(2,104,280)
Swap Contracts
Credit Risk	—	(311,182)	—	(311,182)

Total	$(2,514,719)	$(947,037)	$—	$(3,461,756)

Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Mutual Funds	$2,443,923,834	$—	$—	$2,443,923,834
Debt Obligations
Asset-Backed Securities	—	—	283,639	283,639

TOTAL DEBT OBLIGATIONS	—	—	283,639	283,639

Short-Term Investments	253,978	—	—	253,978

Total Investments	2,444,177,812	—	283,639	2,444,461,451

Total	$2,444,177,812	$—	$283,639	$2,444,461,451

Consolidated Systematic Global Macro Opportunity Fund
Asset Valuation Inputs
Mutual Funds	$561,673,755	$—	$—	$561,673,755
Short-Term Investments	999,663,998	—	—	999,663,998

Total Investments	1,561,337,753	—	—	1,561,337,753

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	5,651,053	—	5,651,053
Futures Contracts
Equity Risk	—	8,456,505	—	8,456,505
Interest Rate Risk	3,558,237	—	—	3,558,237
Physical Commodity Contract Risk	5,929,759	—	—	5,929,759

Total	$1,570,825,749	$14,107,558	$—	$1,584,933,307

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(7,819,967)	$—	$(7,819,967)
Futures Contracts
Equity Risk	(2,346,490)	(5,410,002)	—	(7,756,492)
Interest Rate Risk	(950,755)	—	—	(950,755)

Total	$(3,297,245)	$(13,229,969)	$—	$(16,527,214)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Risk is the correlation between equity risk and foreign currency risk.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ portfolio valuation notes.

For all Funds, for the period ended May 31, 2015, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2015	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*		Transfer out of Level 3*	Balances as of May 31, 2015	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2015
Consolidated Benchmark-Free Allocation Fund
Common Stocks
China	$—	$—	$—	$—	$—	$—	$3,913,378	**	$—	$3,913,378	$—
South Africa	231	—	—	—	—	(9)	—		—	222	(9)
United Kingdom	—	7,316,491	—	—	—	332,094	—		—	7,648,585	332,094
Rights/Warrants
United States	1,139,900	—	—	—	—	—	—		—	1,139,900	—
Debt Obligations
Trade Claims
Iceland	2,776,975	40,671,810	(6,391,752)	—	—	(127,664)	—		—	36,929,369	(127,664)
Asset-Backed Securities
United States	1,599	—	—	204	—	(203)	—		—	1,600	(203)
Bank Loans
Canada	28,341,000	—	(28,200,000)	12,812	263,107	(416,919)	—		—	—	—
Netherlands	8,181,637	—	(8,102,079)	—	(149,649)	70,091	—		—	—	—
United States	39,323,460	43,847,840	(21,944,557)	30,009	157,625	(1,111,690)	—		—	60,302,687	(842,306)
Purchased Options
United States	84,282,587	—	—	—	—	12,176,607	—		—	96,459,194	12,176,607

Total Investments	$164,047,389	$91,836,141	$(64,638,388)	$43,025	$271,083	$10,922,307	$3,913,378		$—	$206,394,935	$11,538,519

Derivatives
Swap Contracts	$2,645,708	$—	$—	$—	$—	$(8,608,136)	$—		$—	$(5,962,428)	$(8,608,136)

Total	$2,645,708	$—	$—	$—	$—	$(8,608,136)	$—		$—	$(5,962,428)	$(8,608,136)

Global Asset Allocation Fund
Debt Obligations
Asset-Backed Securities	$1,095,857	$—	$(462,239)	$14,470	$15,469	$2,548	$—		$—	$666,105	$27,774

Total	$1,095,857	$—	$(462,239)#	$14,470	$15,469	$2,548	$—		$—	$666,105	$27,774

Consolidated Special Opportunities Fund
Debt Obligations
Trade Claim	$29,661,174	$1,015,000	$(4,702,653)	$—	$(1,488,427)	$2,746,596	$—		$—	$27,231,690	$1,151,047

Total	$29,661,174	$1,015,000	$(4,702,653)	$—	$(1,488,427)	$2,746,596	$—		$—	$27,231,690	$1,151,047

Strategic Opportunities Allocation Fund
Debt Obligations
Asset-Backed Securities	$228,255	$—	$(5,811)	$2,362	$255	$58,578	$—		$—	$283,639	$59,732

Total	$228,255	$—	$(5,811)##	$2,362	$255	$58,578	$—		$—	$283,639	$59,732

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
#	Includes $36,373 of proceeds received from principal paydowns.
##	Includes $5,488 of proceeds received from principal paydowns.

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Funds’ net assets) as of May 31, 2015 were as follows:

Fund Name	Level 3 securities and derivatives
Alpha Only Fund	—
Consolidated Benchmark-Free Allocation Fund	4%
Benchmark-Free Fund	5%
Global Asset Allocation Fund	4%
Global Developed Equity Allocation Fund	< 1%
Global Equity Allocation Fund	< 1%
International Developed Equity Allocation Fund	< 1%
International Equity Allocation Fund	< 1%
Consolidated Special Opportunities Fund	3%
Strategic Opportunities Allocation Fund	4%
Consolidated Systematic Global Macro Opportunity Fund	<1%

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

Certain Funds may invest in loans to corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and broker-dealers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Municipal Obligations

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds have been issued to fund a wide variety of capital projects. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations.

Trade claims

Certain Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Such claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Trade claims outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Alpha Only Fund	Consolidated Benchmark-Free Allocation Fund	Benchmark Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund	Systematic Global Macro Opportunity Fund
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income Investments	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities		X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X	X	X	X	X	X	X	X	X
Derivatives Risk	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X
Commodities Risk		X	X	X					X	X	X
Merger Arbitrage Risk		X		X					X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X	X	X	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in wholly-owned subsidiaries, other GMO Funds and other investment companies (collectively, “underlying Funds”) is exposed to the risks to which the underlying funds in which it invests are exposed as well as the risk that investments made through underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through its underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market prices of those investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and the market prices of equities can decline in a rapid or unpredictable manner. If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s overestimation of those investments. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

To the extent a Fund invests in GMO Risk Premium Fund (“Risk Premium Fund”), the Fund is exposed to Risk Premium Fund’s market risk with respect to equities. Because of Risk Premium Fund’s emphasis on selling put options on stock indices, its net asset value is expected to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause it to underperform the equity markets on which its puts were written when those markets rise sharply because it lacks exposure to the upside of those markets.

Fixed Income Investments — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade securities are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. See “Credit Risk” and “Illiquidity Risk” below for more information about these risks.

A principal risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly impaired if GMO’s assessment proves incorrect.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities. There can be no assurance, however, that the value of inflation-indexed bonds will change in the same proportion as changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Market risk for fixed income securities denominated in foreign currencies is also affected by currency risk. See “Currency Risk” below.

Fixed income markets may, in response to governmental intervention, economic or market developments, or other factors, experience periods of high volatility and/or reduced liquidity. During those periods, a Fund could also experience high levels of shareholder redemptions, and may have to sell securities when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent periods, central banks and governmental financial regulators, including the U.S. Federal Reserve, have maintained historically low interest rates by purchasing bonds. Steps to curtail or “taper” such activities and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk of severe credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed income investments. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk — Fixed Income Investments” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a reduction in the payment stream GMO expected a Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may expose a Fund to significantly greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease.

In addition, the existence of insurance on an asset-backed security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality), whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that the investment’s rating will be downgraded.

U.S. government securities historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of a Fund’s investments.

As described under “Market Risk — Asset-Backed Securities” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities” above.

The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the market price of its securities could decline much more than would be predicted by their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted instruments generally are considered speculative and may involve substantial risks not normally associated with investments in healthier companies, including adverse business, financial or economic conditions that can lead to defaulted payments and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and a Fund may incur additional expenses to seek recovery. If GMO’s evaluation of the eventual recovery value of a distressed or defaulted instrument should prove incorrect, a Fund may lose a substantial portion or all of its investment or it may be required to accept cash or instruments with a value less than the Fund’s original investment. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed or defaulted instruments, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

To the extent a Fund invests in Risk Premium Fund, the Fund is exposed to the risk that Risk Premium Fund’s ability to use options as part of its investment program depends on the liquidity of those instruments. In addition, a liquid market may not exist when Risk Premium Fund seeks to close out an option position. Also, the hours of trading for options on an exchange may not conform to the hours during which the securities held by Risk Premium Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for underlying securities that are not immediately reflected in the options markets. If Risk Premium Fund receives a redemption request and is unable to close out an option that it has sold, the Fund may temporarily be leveraged in relation to its assets.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other over-the-counter (“OTC”) contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund will typically not receive the collateral for one or more days after the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

There is little case or other law interpreting the terms of most derivatives or characterizing their tax treatment. A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the

Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), it is possible the Fund could not execute all components of the package on the swap execution facility. In that case, the Fund would need to trade certain components of the package on the swap execution facility and other components of the package in another manner, which could subject the Fund to the risk that certain of the components of the package would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have proposed mandatory minimum margin requirements for uncleared derivatives. Such requirements could increase the amount of margin required to be provided by a Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity or increasing transaction costs. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of written options will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time prior to the option’s expiration, the writer of an American-style option has no control over when it may be required to fulfill its obligations as a writer of the option. (This risk is not present when writing a European-style option because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO may constitute such a group. These limits could restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders at ordinary income tax rates.

Short Investment Exposure. Some Funds may make short sales as part of their investment programs in an attempt to increase their returns or for hedging purposes. Many Funds may make short sales “against the box,” meaning the Fund may make short sales where the Fund owns, or has the right to acquire at no added cost, securities or currencies identical to those sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund.

In addition, some Funds are permitted to engage in short sales of securities or currencies, including securities or currencies that they do not own. To do so, a Fund borrows a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sells it to a third party. If a Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses. A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. Non-U.S. securities markets often include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. The reporting, accounting, custody and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it receives or accrues in respect of non-U.S. investments, (ii) transactions in those investments and (iii) the repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek to collect a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and, particularly in light of the costs involved, it may decide not to pursue a refund, even if eligible. The outcome of a Fund’s pursuit of a refund is not predictable, and some refunds may not be reflected in the net asset value of a Fund.

A Fund’s investment, directly or indirectly, through one or more wholly-owned subsidiaries could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, which could require the Fund in turn to liquidate investments, including when it is not advantageous to do so, in order for the Fund or its shareholders to make required distributions.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of GMO’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies, industries, or issuers that are subject to the same or similar risk factors or whose security prices have strong correlations (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, country (e.g., Taiwan or Japan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will still have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. To the extent that GMO’s view with respect to a particular counterparty changes adversely (whether due to external events or otherwise), existing transactions will not necessarily be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered a desirable counterparty if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and may continue to be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held in the omnibus account for the relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodity Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives Risk” above for a discussion of certain specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• MERGER ARBITRAGE RISK. Some Funds may engage in merger arbitrage transactions, where a Fund will purchase securities at prices below GMO’s anticipated value of the cash, securities or other consideration to be paid or exchanged for such securities upon successful completion of a proposed merger, exchange offer, tender offer, or other similar transaction. Such purchase price may be substantially in excess of the market price of the securities prior to the announcement of the merger, exchange offer, tender offer, or other similar transaction.

If a Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses to the Fund if such securities are sold, transferred or exchanged for securities or cash, the value of which is less than the purchase price. There is typically asymmetry in the risk/reward payout of merger arbitrage strategies — the losses that can occur in the event of deal break-ups can far exceed the gains to be had if deals close successfully. The consummation of mergers, exchange offers, tender offers, and similar transactions can be prevented or delayed by a variety of factors, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines.

Merger arbitrage strategies depend for success on the overall volume of merger activity, which has historically been cyclical in nature. During periods when merger activity is low, it may be difficult or impossible to identify opportunities for profit or to identify a sufficient number of such opportunities to provide diversification among potential merger transactions. Merger arbitrage strategies are also subject to the risk of overall market movements. To the extent that a general increase or decline in equity market values affects the securities involved in a merger arbitrage position differently, the position may be exposed to loss.

In conjunction with merger arbitrage transactions, a Fund may make short sales of securities in an effort to maximize risk-adjusted returns. For example, when the terms of a proposed acquisition call for an exchange of securities, a Fund may sell short the securities of the acquiring company in order to protect against a decline in the market value of those securities prior to the acquisition’s completion. A Fund also may employ a variety of hedging strategies to protect against market fluctuations or other risks, and may use derivatives otherwise to increase, or reduce, long or short exposure to one or more asset classes or issuers.

At any given time, a Fund can become improperly hedged, which can lead to inadvertent market-related losses. Also, a Fund may not be able to hedge against market fluctuations or other risks, and market movements can result in losses to the Fund even if the proposed transaction is consummated. In addition, a Fund may sell short securities expected to be issued in a merger or exchange offer in anticipation of the short position being covered by delivery of such security when issued. If the merger or exchange offer is not consummated, the Fund may be forced to cover its short position by acquiring, converting, or exchanging securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly impair the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, a default by the U.S. government or a downgrade of its credit rating would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for shareholders. Additionally, in the case of Funds that are regulated investment companies for U.S. federal income tax purposes, they also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO’s ability to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds GMO uses quantitative analyses and models as part of its investment process. Any imperfections, errors, or limitations in those analyses and models could affect a Fund’s performance. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies (such as the Funds) and their service providers (including GMO) may be prone to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of underlying Funds, including wholly-owned subsidiaries, other GMO Funds, closed-end funds, money market funds, ETFs and other investment companies, are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Because some underlying Funds invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies. In addition, to the extent a Fund invests in shares of other GMO Funds, it is indirectly subject to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

A Fund’s investments in one or more underlying Funds could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, which could require the Fund in turn to liquidate investments, including when it is not advantageous to do so, in order for the Fund or its shareholders to make required distributions.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers and/or foreign currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

In addition, each of the Funds may invest a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act. Each of the Funds may invest without limitation in other GMO Funds that are not diversified.

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Alpha Only Fund
•	Implementation Fund
•	Special Opportunities Fund
•	Systematic Global Macro Opportunity Fund

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and that are taken in attempting to respond to adverse market, economic, political, or other conditions. The Funds (other than Benchmark-Free Allocation Fund, Benchmark-Free Fund and Systematic Global Macro Opportunity Fund) normally do not take temporary defensive positions. Benchmark- Free Allocation Fund, Benchmark-Free Fund and Systematic Global Macro Opportunity Fund may take temporary defensive positions if deemed prudent by GMO.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

At May 31, 2015, only Alpha Only Fund, Implementation Fund (a wholly-owned subsidiary of Benchmark-Free Allocation Fund), Special Opportunities Fund and Systematic Global Macro Opportunity Fund, held derivative financial instruments directly. For a listing of derivative financial instruments held by the underlying funds, if any, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alpha Only Fund, Implementation Fund, Special Opportunities Fund and Systematic Global Macro Opportunity Fund.

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Use of Derivatives by Alpha Only Fund and Special Opportunities Fund

Alpha Only Fund’s investment program involves having both long and short investment exposures. Alpha Only Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that it expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Special Opportunities Fund may have investment exposures in excess of its net assets (i.e., it may be leveraged). Alpha Only Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, Alpha Only Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. Alpha Only Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Use of Derivatives by Implementation Fund (a wholly owned subsidiary of Benchmark-Free Allocation Fund)

The Fund may use derivatives to gain long investment exposure to securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives such as futures, related options, and swap contracts, in an attempt to reduce its investment exposures (which may result in a reduction below zero) or the investment exposures of Benchmark-Free Allocation Fund (“BFAF”). The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its or BFAF’s portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its or BFAF’s investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund or BFAF holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of those stocks) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, the Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its or BFAF’s portfolio. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Fund may use derivatives to effect transactions intended as substitutes for securities lending.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Use of Derivatives by Systematic Global Macro Opportunity Fund

The Fund invests in a range of global equity, bond, currency, and commodity markets using exchange-traded futures and forward non-U.S. exchange contracts. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives to gain long and/or short investment exposure to global equities, bonds, currencies, commodities, or other assets. In particular, the Fund may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to adjust its investment exposures. For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives, such as futures, related options, and swap contracts, in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In addition, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

*                 *                 *

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended May 31, 2015, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Alpha Only Fund	Consolidated Benchmark-Free Allocation Fund*	Consolidated Special Opportunities Fund**	Consolidated Systematic Global Macro Opportunity Fund***
Forward currency contracts
Adjust currency exchange rate risk				X
Adjust exposure to foreign currencies		X	X	X
Manage against anticipated currency exchange rate changes		X
Futures contracts
Adjust exposure to certain securities markets				X
Used as a substitute for direct investment			X	X
Adjust interest rate exposure		X		X
Maintain the diversity and liquidity of the portfolio		X		X
Hedge some or all of the broad market exposure of the underlying Funds and assets in which the Fund invests	X
Options (Purchased)
Achieve returns from the decline in an equity investment			X
Substitute for direct equity investment		X
Adjust currency exchange rate risk		X
Adjust exposure to foreign currencies		X
Adjust interest rate exposure		X
Options (Written)
Substitute for direct equity investment		X	X
Adjust currency exchange rate risk		X
Adjust exposure to foreign currencies		X
Adjust interest rate exposure		X
Swap contracts
Achieve exposure to a reference entity’s credit			X
Adjust interest rate exposure		X
Adjust exposure to foreign currencies		X
Rights and/or warrants
Received as a result of corporate actions	X	X	X

*	Derivatives are held by Benchmark-Free Allocation Fund’s wholly-owned subsidiary.
**	Certain derivatives are held by Special Opportunities Fund’s wholly-owned subsidiary.
***	Certain derivatives are held by Systematic Global Macro Opportunity Fund’s wholly-owned subsidiary.

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. A “quanto” option combines an index option and a foreign currency barrier element on exercise date. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

For the period ended May 31, 2015, investment activity in options contracts written by the Funds was as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Consolidated Benchmark-Free Allocation Fund
Outstanding, beginning of period	72,772,000	—	$1,573,407	10,729,386,357	—	$178,226,880
Options written	2,558,058,500	—	95,779,041	4,652,503,500	7,337	169,485,155
Options bought back	(2,145,115,000)	—	(86,701,195)	(10,549,396,357)	—	(178,123,074)
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	485,715,500	—	$10,651,253	4,832,493,500	7,337	$169,588,961

Consolidated Special Opportunities Fund
Outstanding, beginning of period	743,000	7,430	$2,275,055	214,600	2,146	$841,681
Options written	140,000	1,400	535,563	—	—	—
Options bought back	(85,000)	(850)	(470,661)	(160,000)	(1,600)	(242,653)
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	(10,900)	(109)	(189,716)

Outstanding, end of period	798,000	7,980	$2,339,957	43,700	437	$409,312

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if the Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if a Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure as of May 31, 2015:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Alpha Only Fund
Liabilities:
Unrealized Depreciation on Futures Contracts	$—	$—	$(46,805,400)	$—	$—	$—	$—	$(46,805,400)

Total	$—	$—	$(46,805,400)	$—	$—	$—	$—	$(46,805,400)

Consolidated Benchmark-Free Allocation Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$—	$1,139,900	$—	$—	$—	$—	$1,139,900
Investments, at value (purchased options)	—	—	98,271,239	179,470,123	—	335,325,509	—	613,066,871
Unrealized Appreciation on Forward Currency Contracts	—	—	—	193,566,307	—	—	—	193,566,307
Unrealized Appreciation on Future Contracts	—	—	—	—	—	2,724,025	—	2,724,025
Unrealized Appreciation on Swap Contracts	—	—	—	—	—	291,064,644	—	291,064,644

Total	$—	$—	$99,411,139	$373,036,430	$—	$629,114,178	$—	$1,101,561,747

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(153,277,159)	$—	$—	$—	$(153,277,159)
Unrealized Depreciation on Futures Contracts	—	—	—	—	—	(65,974)	—	(65,974)
Written Options, at value	—	—	(1,250,625)	(36,417,277)	—	(159,854,340)	—	(197,522,242)
Unrealized Depreciation on Swap Contracts	—	—	(5,962,428)	—	(4,692,900)	(307,009,320)	—	(317,664,648)

Total	$—	$—	$(7,213,053)	$(189,694,436)	$(4,692,900)	$(466,929,634)	$—	$(668,530,023)

Consolidated Special Opportunities Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$—	$24,214,244	$—	$—	$—	$—	$24,214,244
Investments, at value (purchased options)	—	—	4,189,802	—	—	—	—	4,189,802
Unrealized Appreciation on Forward Currency Contracts	—	—	—	215,294	—	—	—	215,294
Unrealized Appreciation on Future Contracts	—	844,325	—	—	—	—	—	844,325
Unrealized Appreciation on Swap Contracts	1,489,494	—	—	—	—	—	—	1,489,494

Total	$1,489,494	$844,325	$28,404,046	$215,294	$—	$—	$—	$30,953,159

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(635,855)	$—	$—	$—	$(635,855)
Unrealized Depreciation on Futures Contracts	—	(410,439)	—	—	—	—	—	(410,439)
Written Options, at value	—	—	(2,104,280)	—	—	—	—	(2,104,280)
Unrealized Depreciation on Swap Contracts	(311,182)	—	—	—	—	—	—	(311,182)

Total	$(311,182)	$(410,439)	$(2,104,280)	$(635,855)	$—	$—	$—	$(3,461,756)

Consolidated Systematic Global Macro Opportunity Fund
Assets:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$5,651,053	$—	$—	$—	$5,651,053
Unrealized Appreciation on Futures Contracts	—	5,929,759	8,456,505	—	—	3,558,237	—	17,944,501

Total	$—	$5,929,759	$8,456,505	$5,651,053	$—	$3,558,237	$—	$23,595,554

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(7,819,967)	$—	$—	$—	$(7,819,967)
Unrealized Depreciation on Futures Contracts	—	—	(7,756,492)	—	—	(950,755)	—	(8,707,247)

Total	$—	$—	$(7,756,492)	$(7,819,967)	$—	$(950,755)	$—	$(16,527,214)

The average derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants), notional amounts (swap contracts), or principal amounts or number of contracts (options) outstanding at each month-end was as follows for the period ended May 31, 2015:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Options	Option (Contracts)($)	Rights and/ or Warrants ($)
Alpha Only Fund	—	2,578,650,725	—	—	—	28,344
Consolidated Benchmark-Free Allocation Fund	15,707,647,818	765,364,010	49,505,242,038	26,696,342,280	163,696	1,364,360
Consolidated Special Opportunities Fund	52,825,185	11,045,638	168,114,503	1,360,000	19,750	23,942,676
Consolidated Systematic Global Macro Opportunity Fund	871,230,125	1,817,539,617	—	—	—	—

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 55.4%

	Australia — 0.2%
414,241	Origin Energy Ltd	4,191,612
2,368,072	Recall Holdings Ltd	13,993,086
473,876	Woodside Petroleum Ltd	13,218,577

	Total Australia	31,403,275

	Austria — 0.1%
227,991	OMV AG	6,468,821
96,981	Voestalpine AG	4,032,173

	Total Austria	10,500,994

	Belgium — 0.1%
167,764	Belgacom SA	5,825,148
149,254	Delhaize Group *	13,322,732

	Total Belgium	19,147,880

	Brazil — 0.2%
61,200	Aes Tiete SA	280,426
926,900	Centrais Electrical Brasileiras SA *	1,876,316
451,300	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,622,053
281,500	Cia de Saneamento de Minas Gerais-COPASA	1,392,348
889,400	Companhia de Saneamento Basico do Estado de Sao Paulo	5,177,908
1,342,400	Companhia Siderurgica Nacional SA	2,595,231
6,800	Companhia Siderurgica Nacional SA Sponsored ADR	12,988
381,405	CPFL Energia SA	2,315,028
17,028	CPFL Energia SA ADR	204,337
781,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,664,366
436,967	Duratex SA	1,097,114
1,218,800	EDP-Energias do Brasil SA	4,020,208
617,700	Light SA	3,295,641
740,800	MRV Engenharia e Participacoes SA	1,766,965
154,600	Natura Cosmeticos SA	1,391,075
572,000	Tim Participacoes SA	1,691,065
386,300	Tractebel Energia SA	4,103,899
507,700	Transmissora Alianca de Energia Eletrica SA	3,280,778

	Total Brazil	39,787,746

	Canada — 1.2%
107,000	Canadian Natural Resources Ltd	3,302,235
426,200	Canadian Oil Sands Ltd	3,728,736
1,046,600	Catamaran Corp *	62,639,010
378,900	Cenovus Energy Inc	6,252,033
155,200	Husky Energy Inc	3,050,087
107,700	Imperial Oil Ltd	4,224,514

Shares	Description	Value ($)
	Canada — continued
848,100	Suncor Energy Inc	24,789,671
402,892	Valeant Pharmaceuticals International Inc *	96,198,523

	Total Canada	204,184,809

	Chile — 0.1%
16,253,667	Enersis SA	5,532,380
119,500	Enersis SA Sponsored ADR	2,032,695
183,837	ENTEL Chile SA	2,186,712

	Total Chile	9,751,787

	China — 6.9%
7,262,692	Alibaba Group Holding Ltd Sponsored ADR *	648,703,649
1,804,500	Anhui Conch Cement Co Ltd – Class H	7,534,492
3,093,000	BBMG Corp – Class H *	3,434,249
11,227,000	Belle International Holdings Ltd	14,317,190
7,550,000	China Coal Energy Co Ltd – Class H *	4,602,921
10,853,000	China Communications Construction Co Ltd – Class H	18,601,115
10,066,000	China Communications Services Corp Ltd – Class H	5,534,356
10,269,000	China Mobile Ltd	135,512,970
12,122,000	China National Building Material Co Ltd – Class H	12,886,668
1,292,000	China Oilfield Services Ltd – Class H	2,381,656
51,452,000	China Petroleum & Chemical Corp – Class H	45,139,336
4,901,000	China Railway Construction Corp Ltd – Class H	9,018,911
6,825,000	China Railway Group Ltd – Class H	8,792,348
1,506,000	China Resources Enterprise Ltd	4,486,787
3,100,000	China Resources Power Holdings Co Ltd	8,611,510
4,824,000	China Shanshui Cement Group Ltd *	3,913,378
13,463,000	China Shenhua Energy Co Ltd – Class H	32,951,673
35,194,000	China Telecom Corp Ltd – Class H	23,840,400
37,373,000	CNOOC Ltd	58,177,002
4,132,000	COSCO Pacific Ltd	5,906,159
7,450,000	Datang International Power Generation Co Ltd – Class H	4,362,395
2,799,000	Digital China Holdings Ltd *	5,035,002
8,550,000	Dongfeng Motor Group Co Ltd – Class H	13,902,346
2,319,500	Fosun International Ltd *	5,925,071
12,800,000	Geely Automobile Holdings Ltd	6,581,868
26,437,000	GOME Electrical Appliances Holding Ltd	6,946,037
7,916,000	Huabao International Holdings Ltd	7,534,781
7,410,000	Huaneng Power International Inc – Class H	9,850,987
3,402,000	Jiangsu Expressway Co Ltd	4,708,828
1,460,000	Kingboard Chemical Holdings Ltd	2,846,305
3,556,000	Kunlun Energy Co Ltd	3,849,939

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	China — continued
29,340,000	PetroChina Co Ltd – Class H	34,576,091
1,481,000	Shanghai Industrial Holdings Ltd	5,686,091
2,530,500	Shenzhen International Holdings Ltd	4,504,954
3,948,500	Sinopec Engineering Group Co Ltd – Class H	3,863,350
6,980,000	Skyworth Digital Holdings Ltd	6,648,337
1,177,000	Weichai Power Co Ltd – Class H	4,366,495
6,146,000	Yanzhou Coal Mining Co Ltd – Class H	5,442,398
2,174,000	Zhejiang Expressway Co Ltd – Class H	3,368,309
11,834,000	Zijin Mining Group Co Ltd – Class H	5,317,782

	Total China	1,199,664,136

	Colombia — 0.0%
6,028,913	Ecopetrol SA *	4,323,381

	Czech Republic — 0.1%
693,118	CEZ AS	17,251,210

	Denmark — 0.1%
5,311	AP Moeller – Maersk A/S	10,236,926
64,732	Carlsberg A/S	5,944,005
536,360	TDC A/S	4,005,573

	Total Denmark	20,186,504

	Egypt — 0.0%
1,162,846	Al Ezz Steel Rebars SAE *	1,718,154
719,107	Telecom Egypt Co	805,605

	Total Egypt	2,523,759

	Finland — 0.0%
223,825	Fortum Oyj	4,258,409
133,771	UPM – Kymmene Oyj	2,404,038

	Total Finland	6,662,447

	France — 2.9%
109,813	Bouygues SA	4,318,988
57,126	Casino Guichard-Perrachon SA	4,477,084
52,848	Christian Dior SE	10,583,091
120,672	Cie de Saint-Gobain	5,612,725
122,015	Compagnie Generale des Etablissements Michelin	13,054,947
1,559,959	GDF Suez	31,444,857
19,974	LVMH Moet Hennessy Louis Vuitton SE	3,548,307
2,302,319	Orange SA	36,293,652
1,204,078	Renault SA	124,651,247
216,434	Rexel SA	3,964,242
442,603	Sanofi	43,587,706
253,324	Schneider Electric SA	19,098,152
87,737	Suez Environnement Co	1,690,280
3,038,788	Total SA	153,353,840

Shares	Description	Value ($)
	France — continued
34,512	Vinci SA	2,046,189
1,491,314	Vivendi SA	37,892,852

	Total France	495,618,159

	Germany — 1.3%
27,537	Axel Springer SE	1,502,152
718,736	BASF SE	66,680,473
153,457	Bayerische Motoren Werke AG	17,001,388
40,813	Bilfinger SE	1,734,284
416,137	Daimler AG	39,031,491
125,006	Deutsche Lufthansa AG (Registered) *	1,762,092
1,538,509	Deutsche Telekom AG (Registered)	26,540,290
1,796,858	E.ON AG	26,440,854
180,915	K+S AG (Registered)	5,902,502
55,079	Metro AG	1,918,196
50,428	ProSiebenSat.1 Media AG (Registered)	2,414,980
419,705	RWE AG	9,812,930
166,625	Siemens AG (Registered)	17,556,945
20,046	Volkswagen AG	4,838,658

	Total Germany	223,137,235

	Greece — 0.0%
302,185	Hellenic Telecommunications Organization SA *	2,674,249
364,031	OPAP SA	3,538,561

	Total Greece	6,212,810

	Hungary — 0.1%
1,461,916	Magyar Telekom Telecommunications Plc *	2,161,277
65,794	MOL Hungarian Oil and Gas Plc	3,439,004
155,297	OTP Bank Plc *	3,140,943

	Total Hungary	8,741,224

	India — 0.4%
1,525,474	Bharat Heavy Electricals Ltd	6,048,541
1,548,383	Cairn India Ltd	4,673,247
1,178,169	Coal India Ltd	7,237,354
823,006	GAIL India Ltd	4,894,437
388,013	Hindustan Petroleum Corp Ltd	4,111,800
35,670	Infosys Ltd	1,135,422
115,300	Infosys Ltd Sponsored ADR	3,674,611
1,576,991	Jindal Steel & Power Ltd	2,936,896
3,675,155	NTPC Ltd	7,882,450
1,679,312	Oil & Natural Gas Corp Ltd	8,589,718
373,605	Reliance Industries Ltd	5,148,115
711,395	Reliance Infrastructure Ltd	4,590,591
49,883	Tata Motors Ltd	376,244
654	Tata Motors Ltd – Class A	3,078
145,918	Tata Motors Ltd Sponsored ADR	5,588,659

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	India — continued
559,641	Tata Steel Ltd	2,875,286

	Total India	69,766,449

	Indonesia — 0.3%
31,377,400	Adaro Energy Tbk PT	2,035,845
24,341,300	Astra International Tbk PT	13,417,683
1,459,500	Indo Tambangraya Megah Tbk PT	1,485,685
14,256,400	Perusahaan Gas Negara Persero Tbk PT	4,622,375
82,177,900	Telekomunikasi Indonesia Persero Tbk PT	17,695,630
28,700	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	1,241,562
2,198,300	United Tractors Tbk PT	3,370,304

	Total Indonesia	43,869,084

	Israel — 0.1%
121,600	Check Point Software Technologies Ltd *	10,301,952

	Italy — 0.7%
6,981,624	Enel SPA	33,935,836
3,489,757	ENI SPA	62,887,503
169,321	Fiat Chrysler Automobiles NV *	2,708,511
741,308	Mediaset SPA	3,579,532
13,808,718	Telecom Italia SPA *	16,983,395
8,614,285	Telecom Italia SPA-Di RISP *	8,527,678

	Total Italy	128,622,455

	Japan — 2.9%
175,300	Aeon Co Ltd	2,337,246
118,500	Aisin Seiki Co Ltd	5,447,203
224,822	Canon Inc	7,758,213
153,900	Daihatsu Motor Co Ltd	2,244,110
77,600	Daiichi Sankyo Co Ltd	1,459,878
107,322	FujiFilm Holdings Corp	4,083,845
354,427	Honda Motor Co Ltd	12,186,996
1,268,292	Inpex Corp	15,558,243
93,237	IT Holdings Corp	1,810,942
2,366,100	Itochu Corp	31,800,928
390,689	Japan Tobacco, Inc.	14,178,092
117,380	K’s Holdings Corp	4,397,744
437,200	KDDI Corp	9,841,665
363,580	Kyocera Corp	19,729,693
2,489,000	Marubeni Corp	14,526,098
165,904	Medipal Holdings Corp	2,558,460
280,200	Mitsubishi Chemical Holdings Corp	1,757,384
1,458,569	Mitsubishi Corp	32,578,455
1,425,774	Mitsui & Co Ltd	19,939,124
661,743	Nippon Telegraph & Telephone Corp	45,765,863
14,602,228	Nissan Motor Co Ltd	151,656,423
1,230,129	NTT Docomo, Inc.	22,103,609
682,000	Osaka Gas Co Ltd	2,724,227

Shares	Description	Value ($)
	Japan — continued
250,400	Otsuka Holdings Co Ltd	7,813,391
29,100	Shimamura Co Ltd	3,124,808
2,195,000	Sojitz Corp	5,458,315
1,461,100	Sumitomo Corp	17,330,369
72,000	Sumitomo Rubber Industries Ltd	1,265,954
60,700	Suzuken Co Ltd	1,970,720
34,226	Takeda Pharmaceutical Co., Ltd.	1,660,374
214,900	Toyota Tsusho Corp	6,003,245
350,300	Toyota Motor Corp	24,163,865
410,300	UNY Co Ltd	2,298,278
829,767	Yamada Denki Co Ltd	3,482,612

	Total Japan	501,016,372

	Malaysia — 0.0%
1,839,500	Petronas Chemicals Group Bhd	3,136,209

	Mexico — 0.2%
29,668,400	America Movil SAB de CV – Class L	31,173,312
202,500	America Movil SAB de CV – Class L Sponsored ADR	4,252,500

	Total Mexico	35,425,812

	Netherlands — 0.5%
56,686	Heineken Holding NV	3,937,094
373,335	InterXion Holding NV *	11,457,651
775,463	Koninklijke Ahold NV	15,752,313
931,114	PostNL NV *	4,221,346
85,275	SNS REAAL NV (a) *	—
5,100,000	TNT Express NV	42,959,022
178,287	Unilever NV CVA	7,616,961
173,064	Wolters Kluwer NV	5,379,518

	Total Netherlands	91,323,905

	Norway — 0.3%
229,193	Orkla ASA	1,797,495
1,592,583	Statoil ASA	29,734,478
616,448	Telenor ASA	13,956,639
209,563	Yara International ASA	10,558,684

	Total Norway	56,047,296

	Philippines — 0.1%
130,085	Philippine Long Distance Telephone Co	8,111,327

	Poland — 0.3%
134,430	Asseco Poland SA	2,155,066
581,745	KGHM Polska Miedz SA	17,888,653
1,539,526	Orange Polska SA	4,270,106
2,508,735	PGE SA	13,761,646
764,000	Polski Koncern Naftowy Orlen SA	14,409,975
1,878,405	Tauron Polska Energia SA	2,387,696

	Total Poland	54,873,142

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Portugal — 0.0%
1,301,021	EDP—Energias de Portugal SA	5,075,522

	Russia — 2.8%
73,212	Bashneft OAO – Class S *	2,800,742
22,045,228	Gazprom OAO Sponsored ADR	118,378,840
6,288,265	Lukoil OAO Sponsored ADR	301,840,329
3,075,055	Rosneft OJSC GDR (Registered)	14,079,705
111,383,466	RusHydro JSC *	1,248,720
217,305	Severstal PAO *	2,523,783
260,554	Severstal PAO GDR (Registered) *	3,153,044
7,801,311	Surgutneftegas OAO *	4,688,830
2,216,361	Surgutneftegas Sponsored ADR	13,467,066
538,218	Tatneft Sponsored ADR	18,033,977

	Total Russia	480,215,036

	South Africa — 0.7%
2,691,606	African Bank Investments Ltd (a) *	222
438,870	Bidvest Group Ltd (The)	10,880,103
233,996	Foschini Group Ltd (The)	3,135,986
1,037,320	Gold Fields Ltd	3,571,529
462,819	Imperial Holdings Ltd	6,935,906
191,181	Kumba Iron Ore Ltd	2,439,303
2,397,287	MTN Group Ltd	42,473,291
721,002	Sasol Ltd	25,502,714
1,367,449	Sibanye Gold Ltd	2,402,392
736,144	Telkom SA SOC Ltd *	4,205,680
165,182	Tiger Brands Ltd	3,816,632
958,815	Truworths International Ltd	6,850,867
878,001	Vodacom Group Ltd	9,666,557
189,439	Wilson Bayly Holmes-Ovcon Ltd	1,797,638

	Total South Africa	123,678,820

	South Korea — 4.9%
63,847	CJ E & M Corp *	3,795,775
96,731	Daelim Industrial Co Ltd	6,804,229
59,245	Dongbu Insurance Co Ltd	2,738,945
119,296	GS Holdings	5,316,137
98,081	Hana Financial Group Inc	2,618,956
148,795	Hankook Tire Co Ltd	5,881,903
141,220	Hanwha Corp	5,485,074
38,102	Hyundai Department Store Co Ltd	5,247,850
143,015	Hyundai Engineering & Construction	5,680,172
87,641	Hyundai Heavy Industries Co Ltd *	10,222,508
221,561	Hyundai Mobis Co Ltd	44,622,714
432,557	Hyundai Motor Co	61,472,974
127,990	Hyundai Steel Co	8,597,453
26,919	Hyundai Wia Corp	3,460,061
1,021,712	Kia Motors Corp	43,846,870
6,867	Korea Zinc Co Ltd	3,099,045
191,210	KT Corp *	5,003,869

Shares	Description	Value ($)
	South Korea — continued
168,817	KT&G Corp	14,659,191
110,667	LF Corp	3,104,860
53,910	LG Chem Ltd	12,075,671
556,776	LG Display Co Ltd	14,676,614
213,353	LG Electronics Inc	10,629,938
112,472	LG International Corp	4,231,701
17,798	Lotte Chemical Corp	3,767,648
41,725	Lotte Shopping Co Ltd	9,510,879
139,292	POSCO	30,669,301
37,741	S-Oil Corp	2,238,622
402,566	Samsung Electronics Co Ltd	473,568,296
2,621	Samsung Electronics Co Ltd GDR (Registered)	1,555,368
314,150	Samsung Heavy Industries Co Ltd	5,049,870
12,695	Shinsegae Co Ltd	2,778,765
79,483	SK Holdings Co Ltd	12,809,307
183,745	SK Innovation Co Ltd *	18,558,036
34,138	SK Telecom Co Ltd	7,546,567
1,000	SK Telecom Co Ltd ADR	24,440
222,312	Sungwoo Hitech Co Ltd	2,049,706

	Total South Korea	853,399,315

	Spain — 0.8%
358,712	Endesa SA	6,703,420
199,578	Gas Natural SDG SA	4,905,725
3,258,214	Iberdrola SA	22,517,099
1,350,524	Repsol SA	25,708,716
5,147,690	Telefonica SA	72,965,181

	Total Spain	132,800,141

	Sri Lanka — 0.0%
932,345	Anilana Hotels & Properties Ltd *	32,031

	Sweden — 0.2%
194,805	Sandvik AB	2,348,570
186,460	Skanska AB – B Shares	3,885,984
104,343	SKF AB – B Shares	2,520,962
185,211	Tele2 AB – B Shares	2,180,519
927,628	Telefonaktiebolaget LM Ericsson – B Shares	10,440,984
3,005,571	TeliaSonera AB	17,735,235

	Total Sweden	39,112,254

	Switzerland — 0.3%
875,279	ABB Ltd (Registered) *	19,192,279
266,982	Nestle SA (Registered)	20,684,961
9,709	Swatch Group AG *	3,860,037
12,416	Swisscom AG (Registered)	7,197,491
9,492	Syngenta AG (Registered)	4,319,208

	Total Switzerland	55,253,976

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Taiwan — 2.1%
6,162,390	Acer Inc *	3,670,252
5,769,000	Advanced Semiconductor Engineering Inc	8,227,345
2,186,000	Asustek Computer Inc	21,489,391
1,660,000	Chipbond Technology Corp	3,837,634
719,278	Chong Hong Construction Co Ltd	1,575,920
4,053,470	Chunghwa Telecom Co Ltd	12,821,997
12,665,000	Compal Electronics Inc	10,437,093
1,805,000	Coretronic Corp	2,319,716
4,977,371	E.Sun Financial Holding Co Ltd	3,382,098
4,440,000	Far Eastern New Century Corp	4,888,215
1,608,000	Far EasTone Telecommunications Co Ltd	3,817,700
2,264,750	Foxconn Technology Co Ltd	7,949,826
1,411,500	Highwealth Construction Corp	3,527,380
33,394,120	Hon Hai Precision Industry Co Ltd	107,632,120
2,477,000	HTC Corp *	8,289,609
8,778,000	Innolux Corp	5,401,812
4,973,000	Inventec Corp.	3,554,763
6,507,628	Lite-On Technology Corp	8,330,858
962,000	Novatek Microelectronics Corp Ltd	5,224,758
4,430,000	Pegatron Corp	13,178,426
490,000	Phison Electronics Corp	4,721,449
5,051,000	Pou Chen Corp	7,230,631
2,867,808	Powertech Technology Inc	6,095,095
6,484,000	Quanta Computer Inc	16,402,940
1,820,020	Radiant Opto-Electronics Corp	6,650,689
1,171,330	Realtek Semiconductor Corp	3,562,582
867,000	Simplo Technology Co Ltd	3,980,435
2,662,000	Synnex Technology International Corp	3,942,305
4,407,000	Taiwan Cement Corp	5,981,720
1,526,600	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	37,065,848
867,000	TPK Holding Co Ltd	5,749,786
1,943,000	Tripod Technology Corp	3,594,222
4,107,000	Unimicron Technology Corp	2,231,544
18,816,000	United Microelectronics Corp	8,507,366
9,871,909	Wistron Corp	8,075,136
3,355,000	WPG Holdings Co Ltd	4,314,376

	Total Taiwan	367,663,037

	Thailand — 0.3%
6,043,600	Bangkok Dusit Medical Services Pcl (Foreign Registered)	3,461,603
6,349,800	Banpu Pcl (Foreign Registered)	4,991,631
1,750,500	PTT Exploration & Production Pcl (Foreign Registered)	5,616,698
1,849,000	PTT Global Chemical PCL (Foreign Registered)	3,596,612
1,905,100	PTT Pcl (Foreign Registered)	19,636,020
1,123,700	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	1,910,826
1,864,100	Thai Oil Pcl (Foreign Registered)	2,960,581

Shares	Description	Value ($)
	Thailand — continued
1,352,500	Thanachart Capital Pcl (Foreign Registered)	1,375,539

	Total Thailand	43,549,510

	Turkey — 0.4%
702,004	Arcelik AS	3,806,564
4,468,315	Asya Katilim Bankasi AS *	1,275,487
1,795,098	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	2,042,765
2,050,451	Eregli Demir ve Celik Fabrikalari TAS	3,294,244
1,060,867	Gubre Fabrikalari TAS *	2,829,767
1,633,398	KOC Holding AS	7,297,764
508,531	Koza Altin Isletmeleri AS	5,114,295
413,556	Tupras-Turkiye Petrol Rafineriler AS *	10,342,840
2,128,319	Turk Hava Yollari *	7,212,185
2,076,432	Turk Telekomunikasyon AS	5,417,426
2,598,973	Turkcell Iletisim Hizmetleri AS	11,327,830
1,200	Turkcell Iletisim Hizmetleri AS ADR	13,224
2,991,256	Turkiye IS Bankasi – Class C	6,351,963
1,914,588	Turkiye Sise ve Cam Fabrikalari AS	2,560,092

	Total Turkey	68,886,446

	United Kingdom — 7.3%
97,475	Aggreko Plc	2,401,497
1,971,373	AstraZeneca Plc	132,762,924
1,138,349	BAE Systems Plc	8,979,720
1,046,486	Balfour Beatty Plc	3,986,107
55,142	Berkeley Group Holdings Plc (Unit Shares)	2,611,760
5,023,600	BG Group Plc	87,563,905
19,589,052	BP Plc	135,550,890
666,613	British American Tobacco Plc	36,820,385
2,088,525	BT Group Plc	14,284,441
471,470	Carillion Plc	2,391,267
8,293,717	Centrica Plc	35,140,046
838,474	Cobham Plc	3,797,370
849,405	Compass Group Plc	14,876,441
2,416,747	CSR Plc	32,630,933
1,720,144	Debenhams Plc	2,494,518
3,326,613	GlaxoSmithKline Plc	73,914,690
1,909,036	Home Retail Group Plc	4,601,543
401,847	Inchcape Plc	5,194,288
31,228	International Game Technology Plc *	564,915
1,539,509	J Sainsbury Plc	5,940,653
2,641,735	Kingfisher Plc	14,988,461
1,513,310	Ladbrokes Plc	2,777,326
983,827	Man Group Plc	2,688,380
1,861,560	Marks & Spencer Group Plc	16,607,170
486,285	Meggitt Plc	3,789,410
95,088	Micro Focus International Plc	1,928,890
3,663,359	Pace Plc	23,117,243
884,996	Pearson Plc	17,711,109

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
169,946	Persimmon Plc *	5,110,251
419,138	Reckitt Benckiser Group Plc	37,854,681
11,504,055	Rexam Plc	98,223,255
3,792,270	Royal Dutch Shell Plc A Shares (London)	113,041,541
664,472	Royal Mail Plc	5,323,948
2,697,919	Royal Dutch Shell Plc B Shares (London)	81,635,711
873,579	Sage Group Plc (The)	7,596,863
471,712	Scottish & Southern Energy Plc	12,012,511
287,816	Smiths Group Plc	5,281,307
74,888	Spectris Plc	2,677,093
750,820	Synergy Health Plc	20,975,333
297,524	Tate & Lyle Plc	2,647,898
13,004,482	Tesco Plc	42,402,134
5,818,963	TIG Finco Plc	7,648,585
25,442	Travis Perkins Plc	863,653
289,596	Unilever Plc	12,809,691
25,175,281	Vodafone Group Plc	98,409,919
34,891	Weir Group Plc (The)	1,080,573
595,104	William Hill Plc	3,829,982
4,640,631	WM Morrison Supermarkets Plc	12,145,027
440,615	WPP Plc	10,410,053

	Total United Kingdom	1,272,096,291

	United States — 16.5%
266,606	3M Co.	42,411,683
593,900	Abbott Laboratories	28,863,540
105,217	Accenture Plc – Class A	10,105,041
124	Actavis Plc *	38,044
541	Alliance Data Systems Corp. *	161,234
1,155,044	Amazon.com, Inc. *	495,779,536
1,660,600	American Express Co.	132,383,032
65,845	Analog Devices, Inc.	4,474,826
63,000	Anthem, Inc.	10,574,550
1,485,700	Baker Hughes, Inc.	95,768,222
41,500	Baxter International, Inc.	2,764,315
55,008	Becton Dickinson and Co.	7,729,174
90,200	Bed Bath & Beyond, Inc. *	6,433,064
1,046,618	Broadcom Corp. – Class A	59,500,233
118,000	CA, Inc.	3,593,100
34,700	Chevron Corp.	3,574,100
1,744,489	Cisco Systems, Inc.	51,130,973
26,900	Citrix Systems, Inc. *	1,748,769
1,059,818	City National Corp. (b)	97,694,023
136,300	Coach, Inc.	4,820,931
1,569,903	Coca-Cola Co. (The)	64,303,227
141,368	Cognizant Technology Solutions Corp. – Class A *	9,149,337
344,919	Colgate-Palmolive Co.	23,037,140
67,200	Costco Wholesale Corp.	9,582,048
242,402	Covisint Corp. *	652,061

Shares	Description	Value ($)
	United States — continued
45,100	CVS Health Corp.	4,617,338
281,502	Danaher Corp.	24,299,253
870,783	DIRECTV *	79,276,084
32,600	Dover Corp.	2,458,040
111,800	Eli Lilly & Co.	8,821,020
334,900	EMC Corp.	8,821,266
199,257	Emerson Electric Co.	12,017,190
400,135	EnPro Industries, Inc.	24,200,165
1,821,669	Express Scripts Holding Co. *	158,740,237
75,300	Franklin Resources, Inc.	3,833,523
1,053,561	Freescale Semiconductor Ltd. *	47,536,672
39,900	General Mills, Inc.	2,240,385
35,700	Genuine Parts Co.	3,229,779
74,116	Google, Inc. – Class A *	40,416,937
1,321	Google, Inc. – Class C *	702,917
1,145,900	Hawaiian Electric Industries, Inc.	34,995,786
16,400	Henry Schein, Inc. *	2,323,388
30,000	Honeywell International, Inc.	3,126,000
950,200	Hospira, Inc. (b) *	84,016,684
7,447,219	Hudson City Bancorp, Inc.	70,860,289
56,763	Humana, Inc.	12,184,178
129,536	Illinois Tool Works, Inc.	12,154,363
168,900	International Business Machines Corp.	28,653,885
43,174	Intuit, Inc.	4,496,572
540,700	Johnson & Johnson	54,145,698
18,900	Laboratory Corp. of America Holdings *	2,229,255
868,700	Lorillard, Inc. (b)	62,963,376
25,000	MasterCard, Inc. – Class A	2,306,500
95,600	Mattel, Inc.	2,467,436
507,292	Medtronic Plc	38,716,525
1,494,500	Microsoft Corp.	70,032,270
123,104	Monsanto Co.	14,400,706
149,952	Nike Inc – Class B	15,245,620
6,553,500	Office Depot, Inc. *	60,750,945
1,210,733	Oracle Corp.	52,654,778
3,876,400	Orbitz Worldwide, Inc. *	43,687,028
192,311	Pall Corp.	23,931,181
32,200	Paychex, Inc.	1,591,002
28,500	PepsiCo, Inc.	2,748,255
487,000	Pfizer, Inc.	16,923,250
2,110,686	Philip Morris International, Inc.	175,334,686
27,496	Precision Castparts Corp.	5,818,979
988,595	Procter & Gamble Co. (The)	77,495,962
139,400	Puma Biotechnology, Inc. *	27,245,730
338,078	Qualcomm, Inc.	23,557,275
415,428	Sigma-Aldrich Corp.	57,869,120
136,807	Stryker Corp.	13,151,257
363,200	Susquehanna Bancshares, Inc.	5,044,848
126,800	Sysco Corp.	4,711,888
28,200	T. Rowe Price Group, Inc.	2,275,458

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Shares	Description	Value ($)
	United States — continued
298,085	Teradata Corp. *	11,607,430
24,300	TripAdvisor, Inc. *	1,853,118
849,432	Ubiquiti Networks, Inc.	27,011,938
38,900	United Technologies Corp.	4,557,913
304,781	UnitedHealth Group, Inc.	36,637,724
71,159	VF Corp.	5,011,728
384,500	WABCO Holdings, Inc. *	48,608,490
340,687	Wal-Mart Stores, Inc.	25,302,824
42,000	Zimmer Holdings, Inc.	4,791,780

	Total United States	2,862,976,127

	TOTAL COMMON STOCKS (COST $9,341,287,815)	9,606,329,865

	PREFERRED STOCKS — 1.7%

	Brazil — 0.4%
725,000	AES Tiete SA	3,868,123
334,950	Bradespar SA	1,171,058
1,172,300	Centrais Eletricas Brasileiras SA	3,429,004
139,200	Cia Brasileira de Distribuicao	3,741,795
949,639	Cia Energetica de Minas Gerais Sponsored ADR	4,292,368
246,581	Companhia de Transmissao de Energia Eletrica Paulista	3,095,515
2,753,327	Companhia Energetica de Minas Gerais	12,253,139
540,200	Companhia Energetica de Sao Paulo – Class B	3,355,164
18,300	Companhia Paranaense de Energia Sponsored ADR	188,307
358,000	Companhia Paranaense de Energia – Class B	3,681,907
728,600	Eletropaulo Metropolitana SA *	3,740,984
1,819,200	Gerdau SA	4,950,087
723,400	Metalurgica Gerdau SA	1,770,869
718,900	Telefonica Brasil SA	10,119,155
316,700	Telefonica Brasil SA ADR	4,455,969
9,900	Tim Participacoes SA ADR	147,114

	Total Brazil	64,260,558

	Germany — 0.2%
240,710	Porsche Automobil Holding SE	21,287,420
84,766	Volkswagen AG	20,599,665

	Total Germany	41,887,085

	Russia — 0.6%
121,979,823	Surgutneftegaz OJSC *	89,194,208
6,023	Transneft *	14,168,451

	Total Russia	103,362,659

Shares / Par Value		Description	Value ($)
		South Korea — 0.5%
	92,803	Hyundai Motor Co	10,113,299
	52,713	Hyundai Motor Co 2nd Preference	5,551,864
	77,302	Samsung Electronics Co Ltd	75,036,588

		Total South Korea	90,701,751

		TOTAL PREFERRED STOCKS (COST $307,798,418)	300,212,053

		RIGHTS/WARRANTS — 0.0%

		United States — 0.0%
	2,279,800	Safeway Casa Ley CVR, Expires 01/30/19 *	1,025,910
	2,279,800	Safeway PDC, LLC CVR, Expires 01/30/17 *	113,990

		Total United States	1,139,900

		TOTAL RIGHTS/WARRANTS (COST $2,425,023)	1,139,900

		DEBT OBLIGATIONS — 14.9%

		Canada — 0.3%
		Corporate Debt — 0.3%
USD	47,382,800	Nortel Networks Ltd, 0.00%, due 07/15/11 (c)	41,696,864
USD	4,613,000	Nortel Networks Ltd, 10.13%, due 07/15/13 (c)	4,243,960
USD	1,318,000	Nortel Networks Ltd, 10.75%, due 07/15/16 (c)	1,214,273

		Total Corporate Debt	47,155,097

		Total Canada	47,155,097

		Iceland — 0.2%
		Trade Claims — 0.2%
USD	4,000,000	Glitnir Bank Trade Claim 20091125 3816	1,160,000
USD	6,435,000	Glitnir Bank Trade Claim 20091124 2893	2,402,970
EUR	500,000	Glitnir Bank Trade Claim 20091128 6662	145,000
USD	3,756,130	Glitnir Bank Trade Claim 20091022 417 T1.1.1.1	1,089,278
USD	3,308,337	Glitnir Bank Trade Claim 20091022 417 T1.2.1.1	959,418
USD	58,117,099	Glitnir Bank Trade Claim 20091122 2011 T1.1.1	16,853,959
USD	2,097,000	Glitnir Bank Trade Claim 20091130 8179	783,066
EUR	5,000,000	Glitnir Bank Trade Claim 20091201 8466 T1.1.1	1,867,110
EUR	2,820,000	Glitnir Bank Trade Claim 20091117 1120 T1.3.1.1.1.1.	1,053,050
EUR	565,000	Glitnir Bank Trade Claim 20091127 5310	210,983
EUR	310,000	Glitnir Bank Trade Claim 20091126 4230 T1.1.4	89,900
USD	280,000	Glitnir Bank Trade Claim 20091126 4230 T1.1.3.1	81,200
USD	385,000	Glitnir Bank Trade Claim 20091126 4230 T1.1.2.1	111,650

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		Iceland — continued
		Trade Claims — continued
USD	10,000,000	Glitnir Bank Trade Claim 20091201 8507 T1.1.1.1	3,734,220
EUR	5,000,000	Glitnir Bank Trade Claim 20091113 848 T1.1.1.1	1,867,110
EUR	5,830,000	Glitnir Bank Trade Claim 20091125 3742	1,690,700
EUR	8,300,000	Glitnir Bank Trade Claim 20091201 8313 T1 (a)	2,829,755

		Total Trade Claims	36,929,369

		Total Iceland	36,929,369

		India — 0.0%
		Corporate Debt — 0.0%
INR	3,707,899	NTPC Ltd, 8.49%, due 03/25/25	742,552

		Mexico — 0.1%
		Foreign Government Obligations — 0.1%
EUR	12,500,000	United Mexican States, 4.00%, due 03/15/2115	12,944,908

		Puerto Rico — 0.2%
		Municipal Obligations — 0.2%
USD	22,057,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/38	16,405,555
USD	8,582,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/44	6,307,942
USD	10,951,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/47	8,049,204
USD	1,410,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.25%, due 07/01/42	1,011,703

		Total Municipal Obligations	31,774,404

		Total Puerto Rico	31,774,404

		United Kingdom — 0.2%
		Corporate Debt — 0.2%
GBP	2,400,000	Co-Operative Bank Plc, 5.13%, due 09/20/17	3,672,745
GBP	4,137,057	TIG FINCO Plc, 144A, Variable Rate, 8.50%, due 03/02/20	6,710,367
GBP	21,554,343	TIG FINCO Plc, Reg. S, 8.75%, due 04/02/20	33,520,171

		Total Corporate Debt	43,903,283

		Total United Kingdom	43,903,283

Par Value		Description	Value ($)
		United States — 13.9%
		Asset-Backed Securities — 0.0%
USD	1,599,399	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.08%, due 11/23/52	1,600

		Total Asset-Backed Securities	1,600

		Bank Loans — 0.4%
USD	20,370,169	O.W. Bunker & Trading A/S, Revolver, 2.25%, due 12/19/16	16,397,986
USD	10,789,445	O.W. Bunker & Trading A/S, Term Loan B, 1.75%, due 12/19/15	8,685,504
USD	35,530,086	Sears Holding Corporation, Term Loan, 4.77%, due 06/30/18	35,219,197

		Total Bank Loans	60,302,687

		Corporate Debt — 0.6%
USD	14,285,000	Ally Financial, Inc., 8.00%, due 11/01/31	17,570,550
USD	24,024,000	Apple, Inc., 3.45%, due 02/09/45	20,659,679
EUR	41,228,000	Berkshire Hathaway, Inc., 1.63%, due 03/16/35	41,771,459
USD	6,184,000	Exxon Mobil Corp., 3.57%, due 03/06/45	5,870,541
USD	10,116,000	Microsoft Corp., 4.00%, due 02/12/55	9,256,747
USD	1,212,000	Weatherford International LLC, 6.80%, due 06/15/37	1,186,438
USD	4,228,000	Weatherford International Ltd., 6.50%, due 08/01/36	3,963,348
USD	5,440,000	Weatherford International Ltd., 6.75%, due 09/15/40	5,217,814
USD	6,061,000	Weatherford International Ltd., 7.00%, due 03/15/38	5,936,150

		Total Corporate Debt	111,432,726

		U.S. Government — 12.9%
USD	111,445,500	U.S. Treasury Bond, 2.75%, due 11/15/42	108,128,213
USD	432,869,600	U.S. Treasury Bond, 3.13%, due 11/15/41	453,802,741
USD	95,678,400	U.S. Treasury Bond, 3.13%, due 02/15/42	100,155,862
USD	84,885,100	U.S. Treasury Bond, 3.63%, due 02/15/44	97,180,197
USD	1,394,954,602	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15 (b)(d)	1,403,999,487
USD	120,412,800	U.S. Treasury Strip Principal, due 11/15/41	54,902,096
USD	17,182,900	U.S. Treasury Strip Principal, due 02/15/42	7,743,130
USD	1,505,500	U.S. Treasury Strip Principal, due 11/15/42	656,868

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value / Principal Amount		Description	Value ($)
		U.S. Government — continued
USD	28,065,900	U.S. Treasury Strip Principal, due 02/15/44	11,827,195

		Total U.S. Government	2,238,395,789

		Total United States	2,410,132,802

		TOTAL DEBT OBLIGATIONS (COST $2,675,744,006)	2,583,582,415

		OPTIONS PURCHASED — 3.5%

		Currency Options — 1.0%
EUR	180,506,000	EUR Call/USD Put, Expires 06/18/15, Strike 1.08, (OTC) (CP-JPM)	4,483,418
EUR	181,966,000	EUR Call/USD Put, Expires 06/18/15, Strike 1.09, (OTC) (CP-GS)	3,494,634
EUR	124,385,000	EUR Call/USD Put, Expires 06/19/15, Strike 1.06, (OTC) (CP-GS)	4,692,761
EUR	842,766,000	EUR Call/USD Put, Expires 07/21/15, Strike 1.16, (OTC) (CP-DB)	1,557,802
EUR	105,792,000	EUR Call/USD Put, Expires 07/23/15, Strike 1.16, (OTC) (CP-DB)	267,705
EUR	26,943,000	EUR Call/USD Put, Expires 08/06/15, Strike 1.15, (OTC) (CP-DB)	104,221
EUR	63,738,000	EUR Call/USD Put, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	2,611,969
EUR	127,475,000	EUR Call/USD Put, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	5,223,896
EUR	177,266,000	EUR Call/USD Put, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	10,224,211
EUR	55,180,000	EUR Call/USD Put, Expires 03/22/16, Strike 1.09, (OTC) (CP-JPM)	2,724,159
EUR	56,014,000	EUR Call/USD Put, Expires 03/23/16, Strike 1.11, (OTC) (CP-JPM)	2,328,354
EUR	181,966,000	EUR Put/USD Call, Expires 06/18/15, Strike 1.09, (OTC) (CP-GS)	1,316,234
EUR	180,506,000	EUR Put/USD Call, Expires 06/18/15, Strike 1.08, (OTC) (CP-JPM)	896,684
EUR	53,308,000	EUR Put/USD Call, Expires 06/19/15, Strike 1.01, (OTC) (CP-JPM)	2,342
EUR	124,385,000	EUR Put/USD Call, Expires 06/19/15, Strike 1.06, (OTC) (CP-GS)	290,437
EUR	105,792,000	EUR Put/USD Call, Expires 07/23/15, Strike 1.16, (OTC) (CP-DB)	6,463,842
EUR	389,946,000	EUR Put/USD Call, Expires 07/29/15, Strike 1.05, (OTC) (CP-JPM)	2,480,585
EUR	26,943,000	EUR Put/USD Call, Expires 08/06/15, Strike 1.15, (OTC) (CP-DB)	1,595,041
EUR	63,738,000	EUR Put/USD Call, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	1,123,555
EUR	127,475,000	EUR Put/USD Call, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	2,247,093
EUR	596,649,000	EUR Put/USD Call, Expires 10/21/15, Strike 1.02, (OTC) (CP-JPM)	4,942,925

Principal Amount		Description	Value ($)
		Currency Options — continued
EUR	352,638,000	EUR Put/USD Call, Expires 10/22/15, Strike 1.03, (OTC) (CP-JPM)	3,779,296
EUR	173,309,000	EUR Put/USD Call, Expires 10/28/15, Strike 1.07, (OTC) (CP-JPM)	3,192,090
EUR	286,277,000	EUR Put/USD Call, Expires 10/29/15, Strike 1.07, (OTC) (CP-JPM)	5,298,887
EUR	433,050,000	EUR Put/USD Call, Expires 02/04/16, Strike 1.03, (OTC) (CP-JPM)	7,350,689
EUR	355,387,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	3,692,832
EUR	497,542,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-GS)	11,150,867
EUR	177,266,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	5,592,701
EUR	354,532,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	4,333,049
EUR	55,180,000	EUR Put/USD Call, Expires 03/22/16, Strike 1.09, (OTC) (CP-JPM)	2,055,937
EUR	56,014,000	EUR Put/USD Call, Expires 03/23/16, Strike 1.11, (OTC) (CP-JPM)	2,412,083
EUR	18,158,000	EUR Put/USD Call, One-Touch Binary Option, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	7,279,170
EUR	18,236,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/24/16, Strike 1.10, (OTC) (CP-DB)	7,610,868
EUR	12,898,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	5,383,032
EUR	5,528,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	2,307,133
EUR	18,303,000	EUR Put/USD Call, One-Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	7,538,320
GBP	24,563,000	GBP Call/USD Put, Expires 08/20/15, Strike 1.55, (OTC) (CP-JPM)	369,977
GBP	49,126,000	GBP Call/USD Put, Expires 08/20/15, Strike 1.54, (OTC) (CP-JPM)	788,234
GBP	190,900,000	GBP Call/USD Put, Expires 11/16/15, Strike 1.56, (OTC) (CP-GS)	3,671,070
GBP	221,507,000	GBP Put/USD Call, Expires 07/09/15, Strike 1.43, (OTC) (CP-JPM)	107,659
GBP	24,563,000	GBP Put/USD Call, Expires 08/20/15, Strike 1.55, (OTC) (CP-JPM)	822,322
GBP	49,126,000	GBP Put/USD Call, Expires 08/20/15, Strike 1.54, (OTC) (CP-JPM)	1,575,116
USD	83,953,000	USD Call/BRL Put, Expires 03/22/16, Strike 3.56, (OTC) (CP-JPM)	4,669,382
USD	33,581,333	USD Call/BRL Put, Expires 03/22/16, Strike 3.55, (OTC) (CP-JPM)	1,891,704
USD	83,953,000	USD Call/CHF Put, Expires 06/22/15, Strike 0.97, (OTC) (CP-GS)	198,129
USD	51,243,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	1,914,438
USD	51,331,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	1,821,121

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Currency Options — continued
USD	83,337,000	USD Call/JPY Put, Expires 06/01/15, Strike 119.32, (OTC) (CP-GS)	3,222,142
USD	83,953,000	USD Put/BRL Call, Expires 03/22/16, Strike 3.56, (OTC) (CP-JPM)	6,035,129
USD	33,581,333	USD Put/BRL Call, Expires 03/22/16, Strike 3.55, (OTC) (CP-JPM)	2,371,010
USD	83,953,000	USD Put/CHF Call, Expires 06/22/15, Strike 0.97, (OTC) (CP-GS)	3,173,507
USD	100,004,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	3,962,959
USD	51,243,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	2,344,111
USD	51,331,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	2,483,291
USD	83,337,000	USD Put/JPY Call, Expires 06/01/15, Strike 119.32, (OTC) (CP-GS)	—

		Total Currency Options	179,470,123

		Equity Options — 0.0%
	27,000	Office Depot, Inc., Put, Expires 01/15/16, Strike 7.00	675,000
	1,500	Royal Dutch Shell Plc, Put, Expires 10/16/15, Strike 57.50	300,000
	2,937	Royal Dutch Shell Plc, Put, Expires 10/16/15, Strike 60.00	837,045

		Total Equity Options	1,812,045

		Options on Interest Rate Swaps — 1.9%
EUR	71,404,000	EUR Swaption Call, Expires 07/13/15, Strike 0.98%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 71,404,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.98%, maturing on 07/15/45. (OTC) (CP-GS)	406,466
EUR	71,404,000	EUR Swaption Put, Expires 07/13/15, Strike 0.98%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 71,404,000 EUR in which it will pay a rate of 0.98% and will receive 6 month EURIBOR, maturing on 07/15/45. (OTC) (CP-GS)	6,608,629
EUR	145,544,000	EUR Swaption Put, Expires 11/20/15, Strike 1.28%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 145,544,000 EUR in which it will pay a rate of 1.28% and will receive 6 month EURIBOR, maturing on 11/24/25. (OTC) (CP-MSCI)	9,287,022

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
EUR	73,602,000	EUR Swaption Call, Expires 11/24/15, Strike 1.31%, upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 73,602,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 1.31%, maturing on 11/26/45. (OTC) (CP-MSCI)	4,563,577
EUR	73,602,000	EUR Swaption Put, Expires 11/24/15, Strike 1.31%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 73,602,000 EUR in which it will pay a rate of 1.31% and will receive 6 month EURIBOR, maturing on 11/26/45. (OTC) (CP-MSCI)	4,520,248
EUR	361,314,000	EUR Swaption Put, Expires 02/22/16, Strike 1.56%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 361,314,000 EUR in which it will pay a rate of 1.56% and will receive 6 month EURIBOR, maturing on 02/24/46. (OTC) (CP-GS)	18,770,115
EUR	207,860,000	EUR Swaption Put, Expires 06/01/16, Strike 1.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 207,860,000 EUR in which it will pay a rate of 1.93% and will receive 6 month EURIBOR, maturing on 06/03/46. (OTC) (CP-GS)	4,419,746
EUR	208,280,000	EUR Swaption Put, Expires 07/07/16, Strike 1.99%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 208,280,000 EUR in which it will pay a rate of 1.99%, and will receive 6 month EURIBOR, maturing on 07/11/46. (OTC) (CP-GS)	4,295,999
EUR	192,344,000	EUR Swaption Put, Expires 09/01/16, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 192,344,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 09/05/46. (OTC) (CP-GS)	4,007,017
EUR	225,263,000	EUR Swaption Put, Expires 09/01/16, Strike 1.95%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 225,263,000 EUR in which it will pay a rate of 1.95% and will receive 6 month EURIBOR, maturing on 09/05/46. (OTC) (CP-GS)	5,552,046

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
EUR	83,898,000	EUR Swaption Put, Expires 10/13/16, Strike 1.90%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 83,898,000 EUR in which it will pay a rate of 1.90% and will receive 6 month EURIBOR, maturing on 10/17/46. (OTC) (CP-GS)	2,377,991
EUR	204,410,000	EUR Swaption Put, Expires 12/16/16, Strike 1.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 204,410,000 EUR in which it will pay a rate of 1.93% and will receive 6 month EURIBOR, maturing on 12/22/46. (OTC) (CP-GS)	6,022,756
EUR	206,122,000	EUR Swaption Put, Expires 02/01/17, Strike 2.03%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 206,122,000 EUR in which it will pay a rate of 2.03%, and will receive 6 month EURIBOR, maturing on 02/03/2047. (OTC) (CP-GS)	5,579,455
EUR	179,430,000	EUR Swaption Put, Expires 02/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,430,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 02/22/47. (OTC) (CP-MSCI)	7,377,831
EUR	156,435,000	EUR Swaption Put, Expires 03/01/17, Strike 1.88%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 156,435,000 EUR in which it will pay a rate of 1.88% and will receive 6 month EURIBOR, maturing on 03/03/47. (OTC) (CP-GS)	5,302,995
EUR	179,430,000	EUR Swaption Put, Expires 05/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,430,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 05/24/47. (OTC) (CP-MSCI)	7,970,808
EUR	278,174,000	EUR Swaption Put, Expires 05/22/17, Strike 1.85%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 278,174,000 EUR in which it will pay a rate of 1.85% and will receive 6 month EURIBOR, maturing on 05/24/47. (OTC) (CP-GS) (OTC) (CP-GS)	10,408,099

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
EUR	260,086,000	EUR Swaption Put, Expires 07/24/17, Strike 1.80%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 260,086,000 EUR in which it will pay a rate of 1.80% and will receive 6 month EURIBOR, maturing on 07/26/47. (OTC) (CP-GS)	10,768,241
EUR	179,430,000	EUR Swaption Put, Expires 08/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,430,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 08/23/47. (OTC) (CP-MSCI)	8,583,296
EUR	179,430,000	EUR Swaption Put, Expires 11/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,430,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EUIRBOR, maturing on 11/22/47. (OTC) (CP-MSCI)	9,119,518
EUR	685,987,000	EUR Swaption Put, Expires 03/06/18, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 685,987,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 03/08/48. (OTC) (CP-GS)	25,042,159
EUR	364,398,000	EUR Swaption Put, Expires 03/12/18, Strike 1.83%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 364,398,000 EUR in which it will pay a rate of 1.83% and will receive 6 month EURIBOR, maturing on 03/14/48. (OTC) (CP-MSCI)	16,726,725
EUR	179,385,000	EUR Swaption Put, Expires 03/16/18, Strike 1.70%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,385,000 EUR in which it will pay a rate of 1.70% and will receive 6 month EURIBOR, maturing on 03/21/48. (OTC) (CP-MSCI)	9,277,013
EUR	89,713,000	EUR Swaption Put, Expires 03/19/18, Strike 1.70%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 89,713,000 EUR in which it will pay a rate of 1.70% and will receive 6 month EURIBOR, maturing on 03/21/48. (OTC) (CP-MSCI)	4,646,070

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
GBP	33,061,000	GBP Swaption Call, Expires 06/24/15, Strike 2.30%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 2.30%, maturing on 06/24/45. (OTC) (CP-MSCI)	1,904,947
GBP	33,061,000	GBP Swaption Put, Expires 06/24/15, Strike 2.30%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a rate of 2.30% and will receive 6 month GBP LIBOR, maturing on 06/24/45. (OTC) (CP-MSCI) (OTC) (CP-GS)	546,638
GBP	33,061,000	GBP Swaption Put, Expires 03/11/16, Strike 2.34%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a rate of 2.34% and will receive 6 month GBP LIBOR, maturing on 03/13/27. (OTC) (CP-MSCI)	2,893,928
GBP	33,061,000	GBP Swaption Call, Expires 03/11/16, Strike 2.34%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 2.34%, maturing on 03/11/46. (OTC) (CP-MSCI)	4,278,765
GBP	169,879,500	GBP Swaption Call, Expires 03/23/16, Strike 1.97%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 169,879,500 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 1.97%, maturing on 03/23/46. (OTC) (CP-GS)	12,250,774
GBP	169,879,500	GBP Swaption Put, Expires 03/23/16, Strike 1.97%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 169,879,500 GBP in which it will pay a rate of 1.97% and will receive 6 month GBP LIBOR, maturing on 03/23/46. (OTC) (CP-GS)	27,155,888
GBP	149,901,000	GBP Swaption Put, Expires 01/27/17, Strike 2.53%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 149,901,000 GBP in which it will pay a rate of 2.53% and will receive 6 month GBP LIBOR, maturing on 01/27/47. (OTC) (CP-GS)	7,466,194

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
GBP	83,484,000	GBP Swaption Put, Expires 02/09/17, Strike 2.61%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 83,484,000 GBP in which it will pay a rate of 2.61% and will receive 6 month GBP LIBOR, maturing on 02/09/47. (OTC) (CP-MSCI)	3,777,635
GBP	65,613,000	GBP Swaption Put, Expires 02/17/17, Strike 2.95%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 65,613,000 GBP in which it will pay a rate of 2.95% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-MSCI)	2,903,090
GBP	163,153,000	GBP Swaption Put, Expires 02/17/17, Strike 2.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 163,153,000 GBP in which it will pay a rate of 2.81% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-GS)	5,740,088
GBP	33,061,000	GBP Swaption Put, Expires 03/13/17, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a rate of 2.39% and will receive 6 month GBP LIBOR, maturing on 03/13/47. (OTC) (CP-MSCI)	4,504,030
GBP	33,061,000	GBP Swaption Call, Expires 03/13/17, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 2.39%, maturing on 03/13/47. (OTC) (CP-MSCI)	5,847,078
GBP	156,652,000	GBP Swaption Put, Expires 03/20/17, Strike 2.89%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 156,652,000 GBP in which it will pay a rate of 2.89% and will receive 6 month GBP LIBOR, maturing on 03/22/47. (OTC) (CP-GS)	4,993,967
GBP	76,805,000	GBP Swaption Put, Expires 04/10/17, Strike 2.58%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 76,805,000 GBP in which it will pay a rate of 2.58% and will receive 6 month GBP LIBOR, maturing on 04/12/47. (OTC) (CP-GS)	3,707,959

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
GBP	66,553,000	GBP Swaption Put, Expires 05/12/17, Strike 2.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 66,553,000 GBP in which it will pay a rate of 2.81% and will receive 6 month GBP LIBOR, maturing on 05/12/47. (OTC) (CP-MSCI)	3,745,417
GBP	160,476,000	GBP Swaption Put, Expires 05/19/17, Strike 2.91%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 160,476,000 GBP in which it will pay a rate of 2.91% and will receive 6 month GBP LIBOR, maturing on 05/19/47. (OTC) (CP-GS)	5,152,909
GBP	100,233,000	GBP Swaption Put, Expires 08/10/17, Strike 2.68%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 100,233,000 GBP in which it will pay a rate of 2.68% and will receive 6 month GBP LIBOR, maturing on 08/10/47. (OTC) (CP-MSCI)	4,571,066
GBP	66,822,000	GBP Swaption Put, Expires 08/10/17, Strike 3.00%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 66,822,000 GBP in which it will pay a rate of 3.00% and will receive 6 month GBP LIBOR, maturing on 08/10/47. (OTC) (CP-MSCI)	3,122,852
USD	83,953,000	USD Swaption Call, Expires 09/21/15, Strike 2.40%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 83,953,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.40%, maturing on 09/23/45. (OTC) (CP-JPM)	1,767,546
USD	83,953,000	USD Swaption Put, Expires 09/21/15, Strike 2.40%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 83,953,000 USD in which it will pay a rate of 2.40% and will receive 3 month USD LIBOR, maturing on 09/23/45. (OTC) (CP-JPM)	6,246,187
USD	83,953,000	USD Swaption Call, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 83,953,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.15%, maturing on 09/23/25. (OTC) (CP-JPM)	1,029,180

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
USD	83,953,000	USD Swaption Put, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 83,953,000 USD in which it will pay a rate of 2.15% and will receive 3 month USD LIBOR, maturing on 09/23/25. (OTC) (CP-JPM)	2,012,269
USD	167,906,000	USD Swaption Call, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 167,906,000 USD in which it will pay 6 month USD LIBOR and will receive a rate of 2.15%, maturing on 09/23/25. (OTC) (CP-JPM)	2,073,639
USD	167,906,000	USD Swaption Put, Expires 09/21/15, Strike 2.15%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 167,906,000 USD in which it will pay a rate of 2.15% and will receive 3 month USD LIBOR, maturing on 09/23/25. (OTC) (CP-JPM)	4,001,368
USD	42,470,000	USD Swaption Put, Expires 09/23/15, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 42,470,000 USD in which it will pay a rate of 2.39% and will receive 3 month USD LIBOR, maturing on 09/25/45. (OTC) (CP-JPM)	3,289,047
USD	42,470,000	USD Swaption Call, Expires 09/23/15, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 42,470,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.39%, maturing on 09/25/45. (OTC) (CP-JPM)	857,852
USD	322,570,500	USD Swaption Call, Expires 03/11/16, Strike 2.75%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 322,570,500 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.75%, maturing on 03/17/46. (OTC) (CP-GS)	6,953,007
USD	322,570,500	USD Swaption Put, Expires 03/11/16, Strike 2.75%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 322,570,500 USD in which it will pay a rate of 2.75% and will receive 3 month USD LIBOR, maturing on 03/17/46. (OTC) (CP-GS)	10,898,367

		Total Options on Interest Rate Swaps	335,325,509

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Number of Contracts	Description	Value ($)
	Quanto Options — 0.6%
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 01/17/20, Strike 3,000 (a)	2,210,304
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 08/30/19, Strike 3,000 (a)	2,152,888
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 12/06/19, Strike 3,000 (a)	2,189,560
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 08/23/19, Strike 3,000 (a)	2,148,547
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 07/26/19, Strike 3,000 (a)	2,138,775
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 01/31/20, Strike 3,000 (a)	2,211,418
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 09/13/19, Strike 3,000 (a)	2,161,804
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 09/06/19, Strike 3,000 (a)	2,157,301
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 03/06/20, Strike 3,000 (a)	2,229,312
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 03/20/20, Strike 3,000 (a)	2,237,983
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 08/09/19, Strike 3,000 (a)	2,141,718
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 04/09/20, Strike 3,000 (a)	2,240,026
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 01/10/20, Strike 3,000 (a)	2,207,112
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 04/30/20, Strike 3,000 (a)	2,220,368
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 03/13/20, Strike 3,000 (a)	2,234,048
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 07/19/19, Strike 3,000 (a)	2,134,719
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 03/27/20, Strike 3,000 (a)	2,238,649
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 11/15/19, Strike 3,000 (a)	2,181,230
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 05/08/20, Strike 3,000 (a)	2,187,913
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 10/25/19, Strike 3,000 (a)	2,179,777
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 09/20/19, Strike 3,000 (a)	2,165,954
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 11/08/19, Strike 3,000 (a)	2,182,143
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 10/04/19, Strike 3,000 (a)	2,169,947
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 12/27/19, Strike 3,000 (a)	2,200,197
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 05/15/20, Strike 3,000 (a)	2,175,652
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 02/07/20, Strike 3,000 (a)	2,213,695
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 04/24/20, Strike 3,000 (a)	2,242,001

Number of Contracts / Shares / Par Value ($)	Description	Value ($)
	Quanto Options — continued
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 08/16/19, Strike 3,000 (a)	2,144,322
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 12/13/19, Strike 3,000 (a)	2,193,635
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 04/03/20, Strike 3,000 (a)	2,242,812
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 10/11/19, Strike 3,000 (a)	2,171,446
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 02/21/20, Strike 3,000 (a)	2,220,529
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 02/28/20, Strike 3,000 (a)	2,224,979
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 10/18/19, Strike 3,000 (a)	2,175,631
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 11/29/19, Strike 3,000 (a)	2,187,886
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 11/22/19, Strike 3,000 (a)	2,185,006
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 01/24/20, Strike 3,000 (a)	2,207,000
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 02/14/20, Strike 3,000 (a)	2,216,657
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 01/03/20, Strike 3,000 (a)	2,203,511
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 09/27/19, Strike 3,000 (a)	2,166,050
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 11/01/19, Strike 3,000 (a)	2,183,715
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 04/17/20, Strike 3,000 (a)	2,240,630
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 08/02/19, Strike 3,000 (a)	2,143,311
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 12/20/19, Strike 3,000 (a)	2,199,033

	Total Quanto Options	96,459,194

	TOTAL OPTIONS PURCHASED (COST $697,081,137)	613,066,871

	SHORT-TERM INVESTMENTS — 27.4%

	Money Market Funds — 0.2%
28,010,252	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (e)(f)	28,010,252

	U.S. Government — 27.2%
20,000,000	U.S. Treasury Bill, 0.03%, due 10/15/15 (g)	19,997,920
153,000,000	U.S. Treasury Bill, 0.00%, due 07/23/15 (g)(h)	152,998,929
30,000,000	U.S. Treasury Bill, 0.00%, due 08/20/15 (g)(h)	29,999,670
130,000,000	U.S. Treasury Bill, 0.02%, due 09/17/15 (b)(g)	129,993,110

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government — continued
86,770,000	U.S. Treasury Bill, 0.00%, due 06/11/15 (g)(h)	86,769,913
150,000,000	U.S. Treasury Bill, 0.00%, due 08/13/15 (g)(h)	150,000,000
24,500,000	U.S. Treasury Bill, 0.01%, due 06/25/15 (g)	24,499,829
268,000,000	U.S. Treasury Bill, 0.05%, due 11/12/15 (g)	267,938,896
40,000,000	U.S. Treasury Bill, 0.06%, due 12/10/15 (g)	39,987,200
486,400,000	U.S. Treasury Bill, 0.10%, due 01/07/16 (g)	486,110,106
12,000,000	U.S. Treasury Bill, 0.00%, due 07/09/15 (g)(h)	12,000,000
90,000,000	U.S. Treasury Bill, 0.01%, due 09/10/15 (g)	89,997,480
109,900,000	U.S. Treasury Bill, 0.00%, due 08/27/15 (b)(f)(g)(h)	109,891,200
160,000,000	U.S. Treasury Bill, 0.01%, due 10/01/15 (g)	159,994,560
152,000,000	U.S. Treasury Bill, 0.02%, due 09/24/15 (g)	151,991,488
177,800,000	U.S. Treasury Bill, 0.03%, due 10/08/15 (g)	177,782,398
137,800,000	U.S. Treasury Bill, 0.02%, due 10/22/15 (g)	137,787,736
325,000,000	U.S. Treasury Bill, 0.05%, due 11/05/15 (g)	324,932,725
173,000,000	U.S. Treasury Bill, 0.04%, due 10/29/15 (g)	172,974,742
250,000,000	U.S. Treasury Note, 0.38%, due 11/15/15 (g)	250,312,500
400,000,000	U.S. Treasury Note, 1.25%, due 09/30/15 (g)	401,562,400
205,000,000	U.S. Treasury Note, 1.75%, due 07/31/15 (g)	205,576,460
75,000,000	U.S. Treasury Note, 0.25%, due 10/15/15 (g)	75,046,875
85,000,000	U.S. Treasury Note, 0.25%, due 09/15/15 (g)	85,046,495
210,000,000	U.S. Treasury Note, 0.38%, due 06/30/15 (g)	210,050,123
50,000,000	U.S. Treasury Note, 0.25%, due 07/31/15 (g)	50,007,800
100,000,000	U.S. Treasury Note, 0.38%, due 08/31/15 (g)	100,070,300
185,000,000	U.S. Treasury Note, 0.25%, due 09/30/15 (g)	185,072,335
10,000,000	U.S. Treasury Note, 0.25%, due 10/31/15 (g)	10,004,690
16,700,000	U.S. Treasury Note, 1.25%, due 08/31/15 (g)	16,749,582

Par Value ($)/ Shares	Description	Value ($)
	U.S. Government — continued
410,000,000	U.S. Treasury Note, 1.88%, due 06/30/15 (g)	410,576,460

	Total U.S. Government	4,725,723,922

	TOTAL SHORT-TERM INVESTMENTS (COST $4,753,349,222)	4,753,734,174

	TOTAL INVESTMENTS — 102.9% (Cost $17,777,685,621)	17,858,065,278

	SECURITIES SOLD SHORT — (2.9)%

	COMMON STOCKS — (2.9)%

	Canada — (0.3)%
(793,698)	Royal Bank of Canada	(50,503,004)

	Netherlands — (0.2)%
(370,960)	NXP Semiconductors NV *	(41,640,260)

	United Kingdom — (0.3)%
(1,579,039)	Royal Dutch Shell Plc – Class B	(47,779,778)

	United States — (2.1)%
(144)	Alliance Data Systems Corp. *	(42,916)
(533,000)	ARRIS Group, Inc. *	(17,594,330)
(1,174,832)	AT&T, Inc.	(40,578,697)
(130,166)	Avago Technologies Ltd	(19,273,680)
(390,245)	Ball Corp.	(27,703,493)
(91,900)	BB&T Corp.	(3,627,293)
(1,894)	Endo International Plc *	(158,641)
(1,669,738)	Halliburton Co.	(75,806,105)
(377,113)	Iron Mountain, Inc.	(13,753,311)
(625,736)	M&T Bank Corp.	(75,638,968)
(276,507)	NextEra Energy, Inc.	(28,297,726)
(252,724)	Reynolds American, Inc.	(19,396,567)
(1,142,430)	Staples, Inc.	(18,810,110)
(323,468)	STERIS Corp.	(21,617,366)

	Total United States	(362,299,203)

	TOTAL COMMON STOCKS (PROCEEDS $488,057,927)	(502,222,245)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $488,057,927)	(502,222,245)

	Other Assets and Liabilities (net) — (0.0%)	(7,318,830)

	TOTAL NET ASSETS — 100.0%	$17,348,524,203

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

A summary of outstanding financial instruments at May 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/02/2015	BCLY	BRL	361,673,800	USD	115,830,322	$2,321,298
06/02/2015	GS	BRL	332,731,800	USD	107,571,827	3,146,068
07/02/2015	BCLY	BRL	53,689,200	USD	16,729,777	60,513
06/16/2015	MSCI	CAD	120,651	USD	100,000	3,008
06/16/2015	SSB	CAD	241,048	USD	197,000	3,220
06/26/2015	GS	CHF	23,718,878	USD	24,095,904	(1,162,238)
02/17/2016	GS	CHF	481,747,347	USD	522,955,862	4,316,500
03/03/2016	GS	CHF	46,312,800	USD	47,335,241	(2,562,845)
06/22/2015	BOA	EUR	84,987,895	USD	91,988,274	(1,377,913)
06/22/2015	DB	EUR	18,897,422	USD	20,740,057	(20,314)
06/22/2015	GS	EUR	138,613,963	USD	156,079,370	3,800,539
06/22/2015	JPM	EUR	9,977,464	USD	10,741,937	(219,127)
06/22/2015	MSCI	EUR	11,274,168	USD	12,685,398	299,796
06/22/2015	SSB	EUR	1,219,402	USD	1,319,000	(20,613)
07/23/2015	DB	EUR	467,033,000	USD	490,057,727	(23,241,750)
07/31/2015	GS	EUR	193,263,000	USD	219,662,726	7,229,540
07/31/2015	JPM	EUR	246,062,080	USD	276,570,282	6,100,759
10/23/2015	JPM	EUR	1,048,699,000	USD	1,130,898,660	(23,391,481)
10/26/2015	JPM	EUR	278,232,000	USD	307,757,807	1,495,565
10/30/2015	JPM	EUR	143,146,000	USD	164,156,970	6,579,086
11/02/2015	JPM	EUR	131,167,000	USD	149,357,240	4,958,673
11/16/2015	JPM	EUR	782,830,000	USD	903,150,971	41,146,322
02/08/2016	GS	EUR	120,893,000	USD	130,774,466	(2,585,081)
02/09/2016	DB	EUR	52,091,000	USD	56,388,508	(1,075,432)
02/17/2016	GS	EUR	50,864,000	USD	55,039,934	(1,080,519)
03/14/2016	GS	EUR	188,711,000	USD	201,552,784	(6,796,889)
03/14/2016	JPM	EUR	162,767,000	USD	176,662,419	(3,043,328)
03/16/2016	JPM	EUR	159,539,000	USD	170,707,527	(5,444,329)
03/27/2017	DB	EUR	7,250,000	USD	7,953,250	(167,752)
11/07/2017	GS	EUR	193,938,000	USD	212,934,227	(6,812,823)
12/22/2017	JPM	EUR	55,095,000	USD	60,857,937	(1,725,333)
07/09/2015	GS	GBP	47,560,000	USD	69,624,511	(3,046,483)
07/13/2015	GS	GBP	26,666,308	USD	39,626,134	(1,118,467)
07/13/2015	JPM	GBP	79,587,000	USD	120,358,029	(1,246,376)
07/27/2015	BOA	GBP	46,657,169	USD	73,102,136	1,819,579
07/27/2015	DB	GBP	77,448	USD	119,187	863
07/27/2015	GS	GBP	45,833,352	USD	71,786,946	1,763,010
07/27/2015	MSCI	GBP	46,491,334	USD	72,758,559	1,729,363
11/18/2015	GS	GBP	203,049,000	USD	296,959,162	(13,034,322)
12/18/2015	GS	GBP	135,145,000	USD	200,302,381	(5,995,935)
08/13/2015	BCLY	INR	9,260,992,000	USD	142,629,152	(317,723)
06/26/2015	GS	JPY	24,617,235,000	USD	205,977,251	7,569,932
06/26/2015	JPM	JPY	19,812,151,150	USD	163,263,861	3,584,035
06/11/2015	BOA	SEK	398,895,323	USD	46,227,991	(562,493)
06/11/2015	DB	SEK	398,835,490	USD	46,193,594	(589,871)
06/11/2015	GS	SEK	398,895,322	USD	46,214,494	(575,990)
06/02/2015	BCLY	USD	117,836,088	BRL	361,673,800	(4,327,065)
06/02/2015	GS	USD	108,686,625	BRL	332,731,800	(4,260,864)
06/11/2015	GS	USD	145,536,004	SEK	1,196,626,135	(5,171,572)
06/22/2015	BOA	USD	12,005,018	EUR	10,966,943	43,070
06/22/2015	DB	USD	437,078,002	EUR	401,169,480	3,639,647

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/22/2015	GS	USD	47,696,743	EUR	44,151,835	$807,677
06/22/2015	JPM	USD	2,253,926	EUR	2,093,520	45,978
06/22/2015	MSCI	USD	10,517,960	EUR	9,780,555	226,784
06/23/2015	JPM	USD	26,267,624	EUR	24,877,000	1,062,173
06/26/2015	GS	USD	24,102,624	CHF	23,718,877	1,155,518
06/26/2015	GS	USD	449,387,229	JPY	54,222,375,878	(12,371,609)
07/13/2015	JPM	USD	154,189,877	GBP	102,526,000	2,464,015
07/23/2015	DB	USD	447,865,067	EUR	407,687,000	209,317
07/23/2015	JPM	USD	103,714,117	EUR	97,494,000	3,438,095
07/27/2015	MSCI	USD	5,032,298	GBP	3,296,100	3,465
07/31/2015	GS	USD	200,411,082	EUR	188,711,000	7,018,581
07/31/2015	JPM	USD	275,403,410	EUR	246,062,080	(4,933,886)
08/13/2015	BCLY	USD	199,443,480	INR	12,916,957,000	(65,418)
10/23/2015	JPM	USD	1,159,724,365	EUR	1,059,248,000	6,176,930
10/26/2015	JPM	USD	276,187,126	EUR	243,012,000	(8,693,092)
10/30/2015	JPM	USD	159,128,428	EUR	143,146,000	(1,550,544)
11/02/2015	JPM	USD	149,086,249	EUR	131,167,000	(4,687,682)
11/16/2015	JPM	USD	800,463,703	EUR	745,571,000	20,513,607
11/18/2015	GS	USD	300,607,107	GBP	203,049,000	9,386,377
12/18/2015	GS	USD	199,843,210	GBP	135,145,000	6,455,106
02/08/2016	GS	USD	128,690,599	EUR	120,893,000	4,668,948
02/09/2016	DB	USD	4,271,717	EUR	3,952,000	87,913
02/17/2016	GS	USD	154,485,231	CHF	145,456,000	2,109,730
03/14/2016	GS	USD	201,307,459	EUR	188,711,000	7,042,213
03/14/2016	JPM	USD	172,728,340	EUR	162,767,000	6,977,406
03/16/2016	JPM	USD	171,129,508	EUR	159,539,000	5,022,347
03/24/2016	JPM	USD	3,492,459	BRL	12,468,077	69,244
03/29/2016	GS	USD	6,327,627	EUR	5,774,000	49,985
11/07/2017	GS	USD	214,049,371	EUR	193,938,000	5,697,680
12/22/2017	JPM	USD	61,316,438	EUR	55,095,000	1,266,832

						$40,289,148

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
2,353	U.S. Ultra Bond	September 2015	$377,141,781	$2,724,025

Sales
104	U.S. Treasury Note 10 Yr.	September 2015	$13,279,500	$(65,974)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Written Options

Currency Options

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	12,898,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19% (OTC) (CP-JPM)	$1,867,373	$(3,293,566)
Call	EUR	5,528,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19% (OTC) (CP-JPM)	773,566	(1,366,066)
Call	EUR	18,303,000	03/31/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19% (OTC) (CP-JPM)	2,946,531	(5,126,057)
Call	EUR	18,236,000	02/24/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.21% (OTC) (CP-DB)	6,205,803	(3,304,719)
Call	EUR	53,308,000	06/19/2015	EUR Call/USD Put, Strike 1.10% (OTC) (CP-JPM)	475,441	(633,023)
Call	EUR	355,387,000	03/10/2016	EUR Call/USD Put, Strike 1.14% (OTC) (CP-JPM)	5,396,838	(8,479,736)
Call	EUR	354,532,000	03/14/2016	EUR Call/USD Put, Strike 1.15% (OTC) (CP-JPM)	5,113,558	(7,284,957)
Call	EUR	18,158,000	06/03/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.18% (OTC) (CP-JPM)	3,705,828	(6,182,309)
Call	GBP	221,507,000	07/09/2015	GBP Call/USD Put, Strike 1.57% (OTC) (CP-JPM)	2,917,540	(746,844)

					$29,402,478	$(36,417,277)

Equity Options

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	USD	4,437	10/16/2015	Royal Dutch Shell Plc Call, Strike 65	$983,487	$(554,625)
Call	USD	2,900	01/15/2016	Staples, Inc. Call, Strike 15	701,063	(696,000)

					$1,684,550	$(1,250,625)

Written Options on Interest Rate Swaps

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	107,106,000	07/13/2015	EUR Swaption Call, Expires 07/13/2015, Strike 0.64%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 107,106,000 EUR in which it will pay a rate of 0.64% and will receive 6 month EURIBOR, maturing on 07/15/25. (OTC) (CP-MSCI)	$1,399,017	$(181,275)
Put	EUR	107,106,000	07/13/2015	EUR Swaption Put, Expires 07/13/2015, Strike 0.64%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 107,106,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.64%, maturing on 07/15/25. (OTC) (CP-MSCI)	1,399,017	(2,734,650)
Put	EUR	145,544,000	11/20/2015	EUR Swaption Put, Expires 11/20/2015, Strike 0.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 145,544,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.81%, maturing on 11/24/25. (OTC) (CP-MSCI)	2,077,725	(3,593,610)
Call	EUR	133,882,500	12/14/2015	EUR Swaption Call, Expires 12/14/2015, Strike 0.69%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 133,882,500 EUR in which it will pay a rate of 0.69% and will receive 6 month EURIBOR, maturing on 12/16/25. (OTC) (CP-MSCI)	2,772,442	(1,179,286)
Put	EUR	133,882,500	12/14/2015	EUR Swaption Put, Expires 12/14/2015, Strike 0.69%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 133,882,500 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.69%, maturing on 12/16/25. (OTC) (CP-MSCI)	2,772,442	(4,644,505)
Call	EUR	207,860,000	06/01/2016	EUR Swaption Call, Expires 06/01/2016, Strike 0.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 207,860,000 EUR in which it will pay a rate of 0.93% and will receive 6 month EURIBOR, maturing on 06/03/46. (OTC) (CP-GS)	6,140,348	(4,265,648)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Written Options on Interest Rate Swaps — continued

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	208,280,000	07/07/2016	EUR Swaption Call, Expires 07/07/2016, Strike 0.99%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 208,280,000 EUR in which it will pay a rate of 0.99% and will receive 6 month EURIBOR, maturing on 07/11/46. (OTC) (CP-GS)	$5,558,026	$(5,065,298)
Call	EUR	225,263,000	09/01/2016	EUR Swaption Call, Expires 09/01/2016, Strike 0.95%, Upon potential exercise of option, the Fund will enter into a swap with a notional amount of 225,263,000 EUR in which it will pay a rate of 0.95% and will receive 6 month EURIBOR, maturing on 09/05/46. (OTC) (CP-GS)	3,990,968	(5,697,769)
Call	EUR	204,410,000	12/16/2016	EUR Swaption Call, Expires 12/16/2016, Strike 0.93%, Upon potential exercise of option, the Fund will enter into a swap with a notional amount of 204,410,000 EUR in which it will pay a rate of 0.93% and will receive 6 month EURIBOR, maturing on 12/22/46. (OTC) (CP-GS)	5,328,028	(5,879,298)
Call	EUR	89,715,000	05/18/2017	EUR Swaption Call, Expires 05/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 89,715,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 05/24/47. (OTC) (CP-MSCI)	2,905,822	(4,230,852)
Call	EUR	179,430,000	08/18/2017	EUR Swaption Call, Expires 08/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,430,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 08/23/47. (OTC) (CP-MSCI)	6,687,915	(9,100,599)
Call	EUR	179,430,000	11/18/2017	EUR Swaption Call, Expires 11/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,430,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 11/22/47. (OTC) (CP-MSCI)	7,035,604	(9,702,445)
Call	EUR	685,987,000	03/06/2018	EUR Swaption Call, Expires 03/06/2018, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 685,987,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 03/08/48. (OTC) (CP-GS)	22,849,884	(32,207,933)
Call	EUR	364,398,000	03/12/2018	EUR Swaption Call, Expires 03/12/2018, Strike 0.83%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 364,398,000 EUR in which it will pay a rate of 0.83% and will receive 6 month EURIBOR, maturing on 03/14/48. (OTC) (CP-MSCI)	13,610,255	(13,627,435)
Call	GBP	33,061,000	06/24/2015	GBP Swaption Call, Expires 06/24/2015, Strike 1.99%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will receive a rate of 1.99% and will receive 6 month GBP LIBOR, maturing on 06/24/25. (OTC) (CP-MSCI)	782,645	(656,693)
Put	GBP	33,061,000	06/24/2015	GBP Swaption Put, Expires 06/24/2015, Strike 1.99%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 1.99%, maturing on 06/24/25. (OTC) (CP-MSCI)	782,644	(284,386)
Call	GBP	33,061,000	03/11/2016	GBP Swaption Call, Expires 03/11/2016, Strike 2.12%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a rate of 2.12% and will receive 6 month GBP LIBOR, maturing on 03/11/26. (OTC) (CP-MSCI)	1,501,098	(1,672,001)
Put	GBP	33,061,000	03/11/2016	GBP Swaption Put, Expires 03/11/2016, Strike 2.12%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a 6 month GBP LIBOR and will receive a rate of 2.12% , maturing on 03/11/26. (OTC) (CP-MSCI)	1,501,098	(1,308,940)
Call	GBP	149,901,000	01/27/2017	GBP Swaption Call, Expires 01/27/2017, Strike 1.53%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 149,901,000 GBP in which it will pay a rate of 1.53% and will receive 6 month GBP LIBOR, maturing on 01/27/47. (OTC) (CP-GS)	6,633,501	(4,778,520)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Written Options on Interest Rate Swaps — continued

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	GBP	83,484,000	02/09/2017	GBP Swaption Call, Expires 02/09/2017, Strike 1.61%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 83,484,000 GBP in which it will pay a rate of 1.61% and will receive 6 month GBP LIBOR, maturing on 02/09/47. (OTC) (CP-GS)	$3,493,421	$(2,968,288)
Call	GBP	163,153,000	02/17/2017	GBP Swaption Call, Expires 02/17/2017, Strike 1.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 163,153,000 GBP in which it will pay a rate of 1.81% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-GS)	8,782,022	(7,167,192)
Call	GBP	65,613,000	02/17/2017	GBP Swaption Call, Expires 02/17/2017, Strike 1.95%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 65,613,000 GBP in which it will pay a rate of 1.95% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-MSCI)	3,587,007	(4,234,446)
Call	GBP	33,061,000	03/13/2017	GBP Swaption Call, Expires 03/13/2017, Strike 2.25%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a ate of 2.25% and will receive 6 month GBP LIBOR, maturing on 03/13/27. (OTC) (CP-MSCI)	2,118,326	(2,358,003)
Put	GBP	33,061,000	03/13/2017	GBP Swaption Put, Expires 03/13/2017, Strike 2.25%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 2.25%, maturing on 03/13/27. (OTC) (CP-MSCI)	2,118,326	(2,080,489)
Call	GBP	156,652,000	03/20/2017	GBP Swaption Call, Expires 03/20/2017, Strike 1.89%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 156,652,000 GBP in which it will pay a rate of 1.89% and will receive 6 month GBP LIBOR, maturing on 03/20/47. (OTC) (CP-GS)	8,309,087	(7,652,084)
Call	GBP	76,805,000	04/10/2017	GBP Swaption Call, Expires 04/10/2017, Strike 1.58%, Upon potential exercise ofthe option, the Fund will enter into a swap with a notional amount of 76,805,000 GBP in which it will pay a rate of 1.58% and will receive 6 month GBP LIBOR, maturing on 04/12/47. (OTC) (CP-GS)	3,953,523	(2,788,922)
Call	GBP	66,553,000	05/12/2017	GBP Swaption Call, Expires 05/12/2017, Strike 1.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 66,553,000 GBP in which it will pay a rate of 1.81% and will receive 6 month GBP LIBOR, maturing on 05/12/47. (OTC) (CP-MSCI)	4,070,106	(3,930,954)
Call	GBP	160,476,000	05/19/2017	GBP Swaption Call, Expires 05/19/2017, Strike 2.91%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 160,476,000 GBP in which it will pay a rate of 2.91% and will receive 6 month GBP LIBOR, maturing on 05/19/47. (OTC) (CP-GS)	8,933,718	(8,312,497)
Call	GBP	66,822,000	08/10/2017	GBP Swaption Call, Expires 08/10/2017, Strike 1.5%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 66,822,000 GBP in which it will pay a rate of 1.50% and will receive 6 month GBP LIBOR, maturing on 08/10/47. (OTC) (CP-MSCI)	3,119,679	(3,109,779)
Call	GBP	100,233,000	08/10/2017	GBP Swaption Call, Expires 08/10/2017, Strike 1.68%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 100,233,000 GBP in which it will pay a rate of 1.68% and will receive 6 month GBP LIBOR, maturing on 08/10/47. (OTC) (CP-MSCI)	4,939,492	(4,440,543)

					$149,153,186	$(159,854,340)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Swap Contracts

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
162,468,000	USD	2/13/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	$869,826
81,876,000	USD	2/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	294,009
87,044,000	USD	3/5/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	200,442
75,627,000	USD	3/12/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	87,290
184,405,000	USD	3/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	404,465

						$1,856,032

				Premiums to (Pay) Receive		$—

Correlation Swaps

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation/ (Depreciation)
490,488	USD	7/19/2019	If the realized correlation of the Euro STOXX 50 and the EUR/USD FX rate minus the strike price of -30% is positive, Fund receives the difference; if negative, Fund pays the difference. (CP-GS) (a)	$(5,575,713)
193,930	USD	1/6/2020	If the realized correlation of the Euro STOXX 50 and the EUR/USD FX rate minus the strike price of -40% is positive, Fund receives the difference; if negative, Fund pays the difference. (CP-GS) (a)	(386,715)

				$(5,962,428)

			Premiums to (Pay) Receive	$—

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays (1)	Fund Receives (2)	Net Unrealized Appreciation/ (Depreciation)
6,339,331,000	JPY	1/19/2016	1/19/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(17,540)
6,339,287,000	JPY	1/22/2016	1/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,779)
6,339,287,000	JPY	1/25/2016	1/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,339)
6,339,287,000	JPY	1/26/2016	1/26/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,296)
6,339,287,000	JPY	1/28/2016	1/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,444)
6,339,287,000	JPY	2/1/2016	2/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,554)
6,339,287,000	JPY	2/2/2016	2/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,195)
6,339,287,000	JPY	2/5/2016	2/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,067)
6,339,287,000	JPY	2/8/2016	2/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(15,421)
6,339,287,000	JPY	2/9/2016	2/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(15,278)
68,484,166,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(513,931)
67,981,538,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(664,630)
53,486,408,000	JPY	3/11/2016	3/11/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(578,770)
111,120,665,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,327,523)
10,461,570,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,843)
10,461,570,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,423)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays (1)	Fund Receives (2)	Net Unrealized Appreciation/ (Depreciation)
10,461,570,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(8,569)
10,461,570,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,854)
10,461,570,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(8,462)
6,340,350,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	1,145
6,340,350,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	932
6,340,350,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	3,732
6,340,350,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	1,178
6,340,350,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	1,132
9,450,000,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(30,315)
9,450,000,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(30,728)
9,450,000,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(29,705)
9,450,000,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(29,632)
9,450,000,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(30,556)
7,875,000,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	5,839
7,875,000,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	6,051
7,875,000,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	6,263
7,875,000,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	6,492
7,875,000,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	6,239
7,875,000,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,362)
7,875,000,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,278)
7,875,000,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,194)
7,875,000,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,252)
7,875,000,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,489)
9,450,000,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(27,863)
9,450,000,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(27,994)
9,450,000,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(27,892)
9,450,000,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(27,856)
9,450,000,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(28,111)
6,340,350,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	831
6,340,350,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	800
6,340,350,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	750
6,340,350,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	551
6,340,350,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	725
6,290,160,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(22,375)
10,461,570,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,013)
10,461,570,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,292)
10,461,570,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,610)
10,461,570,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,730)
6,290,160,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(22,551)
10,461,570,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,116)
6,290,160,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(22,477)
6,290,160,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(22,640)
6,290,160,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(22,823)
6,349,345,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(64,271)
6,349,345,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(64,194)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays (1)	Fund Receives (2)	Net Unrealized Appreciation/ (Depreciation)
6,349,345,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(64,155)
6,349,345,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(63,901)
6,349,345,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(63,715)
6,349,345,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(63,528)
6,349,345,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(63,709)
6,349,345,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(63,431)
6,349,345,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(63,241)
6,349,345,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(63,156)
3,439,268,600	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,485)
3,439,268,600	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,271)
3,439,268,600	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,382)
3,439,268,600	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,170)
3,439,268,600	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,366)
3,439,268,600	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,366)
3,439,268,600	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,323)
3,439,268,600	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,323)
3,439,268,600	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,113)
3,439,268,600	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,113)
3,439,268,600	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,205)
3,439,268,600	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,205)
33,334,890,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(420,153)
58,847,595,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(756,576)
3,439,268,600	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(38,869)
3,439,268,600	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(38,869)
3,439,268,600	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(38,819)
3,439,268,600	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(38,819)
3,439,268,600	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(38,768)
3,439,268,600	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(38,768)
3,439,268,600	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(38,854)
3,439,268,600	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(38,854)
5,751,480,600	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(94,408)
5,751,480,600	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(93,992)
5,751,480,600	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(93,904)
5,751,480,600	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(93,815)
5,751,480,600	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(94,031)
5,751,480,600	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(93,166)
5,751,480,600	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(93,043)
5,751,480,600	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(93,042)
5,751,480,600	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(92,542)
5,751,480,600	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(92,536)
6,405,594,000	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(111,237)
6,405,594,000	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(111,314)
6,405,594,000	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(110,692)
6,405,594,000	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(110,766)
6,405,594,000	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(110,461)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays (1)	Fund Receives (2)	Net Unrealized Appreciation/ (Depreciation)
8,044,436,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(176,705)
8,044,436,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(177,019)
8,044,436,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(176,479)
8,044,436,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(176,433)
8,044,436,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(176,386)
8,044,436,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(176,694)
8,106,057,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(224,113)
8,106,057,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(224,064)
8,106,057,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(224,014)
8,106,057,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(224,583)
8,106,057,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(224,061)
8,106,057,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(224,277)
6,405,594,000	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(198,869)
6,405,594,000	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(199,478)
6,405,594,000	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(199,180)
6,405,594,000	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(199,242)
6,405,594,000	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(199,517)
6,405,594,000	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(199,963)
1,478,176,000	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,207,508)
6,405,594,000	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(199,765)
793,835,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,097,903)
6,405,594,000	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(199,823)
6,405,594,000	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(200,425)
6,405,594,000	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(199,917)
507,876,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,164,001)
7,902,772,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(217,665)
7,902,772,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(217,734)
7,902,772,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(218,260)
491,403,000	EUR	3/16/2017	3/16/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(2,125,582)
7,902,772,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(218,006)
218,481,000	EUR	3/20/2017	3/20/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(845,511)
7,902,772,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(218,324)
7,902,772,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(218,387)
7,902,772,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(219,305)
7,902,772,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(218,415)
7,902,772,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(171,580)
7,902,772,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(171,843)
7,902,772,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(172,031)
7,902,772,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(172,192)
7,902,772,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(172,351)
7,902,772,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(172,403)
7,902,772,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(172,916)
7,604,760,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(93,013)
7,604,760,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(93,259)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays (1)	Fund Receives (2)	Net Unrealized Appreciation/ (Depreciation)
7,604,760,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(93,424)
7,604,760,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(93,958)
7,604,760,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(93,903)
7,604,760,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(93,937)
7,604,760,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(94,817)
7,604,760,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(95,040)
926,612,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	1,323,003
561,142,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	1,883,714
456,632,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	1,713,365
548,210,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	1,222,659
273,688,000	EUR	1/30/2020	1/30/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	794,552
700,367,000	EUR	2/3/2020	2/3/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	2,443,131
366,976,000	EUR	2/11/2020	2/11/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	1,001,043
113,346,000	EUR	3/10/2022	3/10/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(292,552)
302,045,000	EUR	3/12/2020	3/12/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,969,341)
296,760,000	EUR	3/13/2020	3/13/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(2,112,923)
304,001,000	EUR	3/20/2020	3/20/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,781,412)
41,228,000	EUR	3/16/2015	3/16/2035	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,882,960)
12,500,000	EUR	4/15/2015	4/15/2045	GS	3 Month USD LIBOR	3 Month EURIBOR	(756,554)

							$(20,751,583)

				Premiums to (Pay) Receive			$(17,725,603)

[1]	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.58)% to (0.81)%.
[2]	For EURIBOR, Fund receives 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (.44)%.

Inflation Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
103,367,000	GBP	1/13/2020	GS	Receive	2.72%	U.K. Retail Price Index	$(840,133)
150,000,000	GBP	1/14/2020	GS	Receive	2.76%	U.K. Retail Price Index	(1,667,111)
51,275,000	GBP	2/19/2020	GS	Receive	2.69%	U.K. Retail Price Index	(19,345)
103,367,000	GBP	1/13/2025	GS	(Pay)	2.93%	U.K. Retail Price Index	(675,343)
150,000,000	GBP	1/14/2025	GS	(Pay)	2.94%	U.K. Retail Price Index	(794,065)
51,275,000	GBP	2/19/2025	GS	(Pay)	2.92%	U.K. Retail Price Index	(696,903)

							$(4,692,900)

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
95,100,000	AUD	11/6/2024	BCI (i)	Receive	4.35%	6 Month AUD BBSW	$2,498,636
261,500,000	AUD	11/7/2024	BCI (i)	Receive	4.31%	6 Month AUD BBSW	6,570,644
57,506,000	AUD	11/11/2024	BCI (i)	Receive	4.33%	6 Month AUD BBSW	1,483,788
217,000,000	AUD	11/13/2024	BCI (i)	Receive	4.31%	6 Month AUD BBSW	5,408,724
203,372,000	AUD	5/7/2025	BCI (i)	Receive	3.76%	6 Month AUD BBSW	1,049,582
184,419,000	AUD	5/8/2025	BCI (i)	Receive	3.78%	6 Month AUD BBSW	1,080,996
91,000,000	AUD	5/8/2025	BCI (i)	Receive	3.80%	6 Month AUD BBSW	583,562
100,414,000	AUD	5/11/2025	BCI (i)	Receive	3.71%	6 Month AUD BBSW	360,767
31,776,000	AUD	12/23/2034	BCI (i)	Receive	4.41%	6 Month AUD BBSW	626,507
15,878,000	AUD	12/30/2034	CSS (i)	Receive	4.37%	6 Month AUD BBSW	277,212
15,878,000	AUD	1/7/2035	BCI (i)	Receive	4.11%	6 Month AUD BBSW	74,215
15,853,000	AUD	1/8/2035	JPMF (i)	Receive	4.00%	6 Month AUD BBSW	(5,717)
31,644,000	AUD	1/9/2035	JPMF (i)	Receive	3.96%	6 Month AUD BBSW	(73,578)
31,870,000	AUD	1/13/2035	JPMF (i)	Receive	3.95%	6 Month AUD BBSW	(93,857)
47,675,000	AUD	1/13/2035	JPMF (i)	Receive	3.96%	6 Month AUD BBSW	(128,706)
31,928,000	AUD	1/14/2035	JPMF (i)	Receive	3.91%	6 Month AUD BBSW	(164,496)
32,173,000	AUD	1/16/2035	BCI (i)	Receive	3.82%	6 Month AUD BBSW	(307,829)
15,830,000	AUD	1/20/2035	BCI (i)	Receive	3.76%	6 Month AUD BBSW	(198,140)
31,659,000	AUD	1/21/2035	BCI (i)	Receive	3.75%	6 Month AUD BBSW	(400,035)
109,537,000	AUD	3/4/2035	BCI (i)	Receive	3.68%	6 Month AUD BBSW	(1,783,602)
48,350,000	AUD	3/4/2035	BCI (i)	Receive	3.66%	6 Month AUD BBSW	(829,773)
58,552,000	AUD	3/6/2035	BCI (i)	Receive	3.70%	6 Month AUD BBSW	(890,450)
87,150,000	AUD	3/10/2035	BCI (i)	Receive	3.75%	6 Month AUD BBSW	(1,102,253)
65,016,000	AUD	3/10/2035	BCI (i)	Receive	3.75%	6 Month AUD BBSW	(830,239)
78,399,000	AUD	3/19/2035	BCI (i)	Receive	3.51%	6 Month AUD BBSW	(1,936,917)
32,055,000	CHF	1/13/2035	CSS (i)	(Pay)	1.22%	6 Month CHF LIBOR	(316,175)
16,098,000	CHF	1/13/2035	CSS (i)	(Pay)	1.33%	6 Month CHF LIBOR	(340,487)
16,251,000	CHF	1/15/2035	CSS (i)	(Pay)	1.35%	6 Month CHF LIBOR	(375,346)
65,545,000	CHF	1/16/2035	CSS (i)	(Pay)	1.35%	6 Month CHF LIBOR	(1,513,753)
31,929,000	CHF	1/22/2035	CSS (i)	(Pay)	1.25%	6 Month CHF LIBOR	(423,987)
37,631,000	CHF	1/23/2035	CSS (i)	(Pay)	1.23%	6 Month CHF LIBOR	(416,607)
36,004,000	CHF	1/27/2035	CSS (i)	(Pay)	1.22%	6 Month CHF LIBOR	(372,242)
13,948,000	CHF	2/3/2035	CSS (i)	(Pay)	1.25%	6 Month CHF LIBOR	(185,149)
46,734,000	CHF	2/3/2035	CSS (i)	(Pay)	1.22%	6 Month CHF LIBOR	(459,916)
19,532,000	CHF	2/4/2035	CSS (i)	(Pay)	1.12%	6 Month CHF LIBOR	(10,180)
32,889,000	CHF	3/4/2035	CSS (i)	(Pay)	1.14%	6 Month CHF LIBOR	(91,688)
8,538,000	CHF	3/5/2035	BCI (i)	(Pay)	1.16%	6 Month CHF LIBOR	(37,716)
25,329,000	CHF	5/7/2035	CSS (i)	Receive	0.98%	6 Month CHF LIBOR	(346,429)
22,618,000	CHF	5/8/2035	CSS (i)	Receive	1.06%	6 Month CHF LIBOR	(121,991)
11,186,000	CHF	5/8/2035	CSS (i)	Receive	1.07%	6 Month CHF LIBOR	(54,865)
1,081,835,000	DKK	2/25/2020	CSS (i)	Receive	0.39%	6 Month DKK CIBOR	(922,368)
1,001,081,000	DKK	2/27/2020	CSS (i)	Receive	0.32%	6 Month DKK CIBOR	(1,301,015)
1,095,195,000	DKK	3/2/2020	CSS (i)	Receive	0.34%	6 Month DKK CIBOR	(1,297,656)
1,120,061,000	DKK	3/2/2020	CSS (i)	Receive	0.33%	6 Month DKK CIBOR	(1,463,025)
346,006,000	DKK	3/06/2020	CSS (i)	Receive	0.36%	6 Month DKK CIBOR	(375,879)
628,298,000	DKK	3/9/2020	CSS (i)	Receive	0.38%	6 Month DKK CIBOR	(613,967)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
654,788,000	DKK	3/10/2020	CSS (i)	Receive	0.41%	6 Month DKK CIBOR	$(497,720)
696,937,000	DKK	3/20/2020	CSS (i)	Receive	0.37%	6 Month DKK CIBOR	(770,716)
476,535,000	EUR	3/20/2020	CSS (i)	Receive	0.25%	6 Month EURIBOR	(2,153,527)
476,535,000	EUR	3/20/2020	CSS (i)	Receive	0.25%	6 Month EURIBOR	(2,229,053)
993,937,000	EUR	3/23/2020	CSS (i)	Receive	0.25%	6 Month EURIBOR	(4,652,587)
484,902,000	EUR	3/23/2020	CSS (i)	Receive	0.25%	6 Month EURIBOR	(2,402,995)
664,785,000	EUR	3/24/2020	CSS (i)	Receive	0.24%	6 Month EURIBOR	(3,323,462)
508,915,000	EUR	3/25/2020	CSS (i)	Receive	0.27%	6 Month EURIBOR	(1,919,041)
11,233,000	EUR	5/14/2020	CSS (i)	(Pay)	0.41%	6 Month EURIBOR	(38,371)
110,570,000	EUR	5/14/2020	CSS (i)	(Pay)	0.41%	6 Month EURIBOR	(341,573)
21,139,000	EUR	5/18/2020	CSS (i)	(Pay)	0.42%	6 Month EURIBOR	(83,302)
31,709,000	EUR	5/18/2020	CSS (i)	(Pay)	0.42%	6 Month EURIBOR	(116,301)
34,464,000	EUR	5/20/2020	CSS (i)	(Pay)	0.41%	6 Month EURIBOR	(101,686)
256,695,000	EUR	5/25/2020	CSS (i)	(Pay)	0.41%	6 Month EURIBOR	(734,557)
78,983,000	EUR	5/25/2020	CSS (i)	(Pay)	0.40%	6 Month EURIBOR	(195,722)
78,983,000	EUR	5/25/2020	CSS (i)	(Pay)	0.40%	6 Month EURIBOR	(215,198)
78,982,000	EUR	5/25/2020	CSS (i)	(Pay)	0.41%	6 Month EURIBOR	(223,851)
122,855,000	EUR	5/28/2020	CSS (i)	(Pay)	0.38%	6 Month EURIBOR	(169,947)
62,893,000	EUR	5/29/2020	CSS (i)	(Pay)	0.38%	6 Month EURIBOR	(78,262)
59,070,000	EUR	6/2/2020	CSS (i)	(Pay)	0.36%	6 Month EURIBOR	(22,743)
196,900,000	EUR	6/2/2020	CSS (i)	(Pay)	0.36%	6 Month EURIBOR	(64,998)
58,105,000	EUR	6/2/2020	CSS (i)	(Pay)	0.35%	6 Month EURIBOR	(34)
39,379,000	EUR	6/2/2020	CSS (i)	(Pay)	0.36%	6 Month EURIBOR	(23,813)
239,288,000	EUR	3/19/2025	CSS (i)	Receive	0.61%	6 Month EURIBOR	(5,900,883)
353,340,000	EUR	3/26/2025	CSS (i)	Receive	0.57%	6 Month EURIBOR	(10,368,748)
121,918,000	EUR	3/30/2025	CSS (i)	Receive	0.59%	6 Month EURIBOR	(3,384,617)
118,505,000	EUR	5/8/2025	CSS (i)	(Pay)	1.41%	6 Month EURIBOR	(229,063)
98,449,000	EUR	5/13/2025	CSS (i)	(Pay)	0.89%	6 Month EURIBOR	(346,995)
106,806,000	EUR	5/14/2025	CSS (i)	(Pay)	0.96%	6 Month EURIBOR	(1,211,920)
59,295,000	EUR	5/18/2025	CSS (i)	(Pay)	0.98%	6 Month EURIBOR	(763,495)
98,825,000	EUR	5/18/2025	CSS (i)	(Pay)	1.00%	6 Month EURIBOR	(1,527,714)
39,530,000	EUR	5/18/2025	CSS (i)	(Pay)	0.97%	6 Month EURIBOR	(474,967)
130,473,000	EUR	5/19/2025	CSS (i)	(Pay)	1.48%	6 Month EURIBOR	(752,315)
198,380,000	EUR	5/21/2025	CSS (i)	(Pay)	0.91%	6 Month EURIBOR	(1,149,735)
154,594,000	EUR	3/30/2030	CSS (i)	(Pay)	0.74%	6 Month EURIBOR	9,292,932
47,960,000	EUR	4/14/2030	CSS (i)	(Pay)	0.72%	6 Month EURIBOR	3,102,921
79,962,000	EUR	9/15/2030	CSS (i)	(Pay)	0.78%	6 Month EURIBOR	4,838,642
41,228,000	EUR	3/16/2035	CSS (i)	(Pay)	1.05%	3 Month EURIBOR	1,106,122
117,278,000	EUR	3/30/2035	CSS (i)	(Pay)	0.82%	6 Month EURIBOR	10,035,389
36,060,000	EUR	4/14/2035	CSS (i)	(Pay)	0.80%	6 Month EURIBOR	3,220,592
72,880,000	EUR	3/14/2036	CSS (i)	(Pay)	0.87%	6 Month EURIBOR	6,351,630
54,184,200	EUR	12/24/2044	CSS (i)	(Pay)	1.96%	6 Month EURIBOR	(3,210,822)
537,083,800	EUR	2/11/2045	CSS (i)	(Pay)	0.90%	6 Month EURIBOR	41,371,011
284,523,100	EUR	3/3/2045	CSS (i)	(Pay)	0.94%	6 Month EURIBOR	31,671,642
140,647,000	EUR	3/11/2045	CSS (i)	(Pay)	1.50%	6 Month EURIBOR	(37,439)
126,849,000	EUR	3/11/2045	CSS (i)	(Pay)	1.47%	6 Month EURIBOR	474,508

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
40,782,737	EUR	3/24/2045	CSS (i)	Receive	0.98%	6 Month EURIBOR	$(3,655,966)
43,225,000	EUR	3/24/2045	CSS (i)	Receive	0.89%	6 Month EURIBOR	(5,002,559)
163,478,000	EUR	3/30/2045	CSS (i)	Receive	0.86%	6 Month EURIBOR	(20,244,987)
49,763,000	EUR	4/14/2045	CSS (i)	Receive	0.85%	6 Month EURIBOR	(6,258,884)
53,308,000	EUR	4/15/2045	CSS (i)	Receive	1.06%	6 Month EURIBOR	(3,579,236)
105,834,000	EUR	5/14/2045	CSS (i)	Receive	1.58%	6 Month EURIBOR	1,168,883
49,443,000	EUR	5/14/2045	CSS (i)	Receive	1.60%	6 Month EURIBOR	666,213
69,824,000	EUR	5/20/2045	CSS (i)	Receive	1.66%	6 Month EURIBOR	1,513,323
71,509,000	EUR	5/27/2045	CSS (i)	Receive	1.60%	6 Month EURIBOR	970,366
49,842,000	EUR	5/27/2045	CSS (i)	Receive	1.61%	6 Month EURIBOR	759,185
30,281,000	EUR	5/29/2045	CSS (i)	Receive	1.57%	6 Month EURIBOR	287,594
50,464,954	EUR	12/15/2045	CSS (i)	Receive	0.86%	6 Month EURIBOR	(6,669,692)
62,436,000	EUR	12/15/2045	CSS (i)	Receive	1.20%	6 Month EURIBOR	(2,161,925)
74,631,000	EUR	12/15/2045	CSS (i)	Receive	0.76%	6 Month EURIBOR	(11,923,802)
9,997,000	EUR	12/16/2045	CSS (i)	Receive	0.85%	6 Month EURIBOR	(1,343,068)
180,657,000	EUR	2/24/2046	CSS (i)	Receive	1.56%	6 Month EURIBOR	362,625
214,995,000	EUR	3/14/2046	CSS (i)	Receive	0.78%	6 Month EURIBOR	(33,791,144)
87,804,000	EUR	3/29/2046	CSS (i)	Receive	0.93%	6 Month EURIBOR	(10,045,730)
125,552,018	EUR	9/5/2046	CSS (i)	(Pay)	0.98%	6 Month EURIBOR	7,785,379
136,991,852	EUR	2/3/2047	CSS (i)	(Pay)	0.97%	6 Month EURIBOR	8,406,513
152,189,000	EUR	3/3/2047	CSS (i)	(Pay)	0.97%	6 Month EURIBOR	9,303,452
221,255,000	EUR	5/24/2047	CSS (i)	(Pay)	0.97%	6 Month EURIBOR	13,440,308
204,174,000	EUR	7/26/2047	CSS (i)	(Pay)	0.97%	6 Month EURIBOR	12,345,791
290,213,500	EUR	8/23/2047	CSS (i)	Receive	0.92%	6 Month EURIBOR	(30,372,595)
32,781,890	EUR	11/22/2047	CSS (i)	Receive	1.55%	6 Month EURIBOR	147,522
434,916,900	EUR	3/14/2048	CSS (i)	Receive	0.87%	6 Month EURIBOR	(30,766,887)
106,258,269	EUR	3/16/2056	CSS (i)	Receive	0.89%	6 Month EURIBOR	(16,881,747)
77,472,000	GBP	3/20/2019	CSS (i)	Receive	1.18%	6 Month GBP LIBOR	(640,273)
167,110,000	GBP	12/9/2024	BCI (i)	(Pay)	2.09%	6 Month GBP LIBOR	(1,702,715)
663,127,000	GBP	1/21/2025	BCI (i)	(Pay)	1.45%	SONIA Index	22,840,132
30,139,000	GBP	1/27/2025	BCI (i)	(Pay)	1.56%	SONIA Index	813,161
147,539,000	GBP	3/27/2025	BCI (i)	Receive	1.67%	SONIA Index	(2,958,264)
100,399,000	GBP	4/30/2025	BCI (i)	Receive	2.03%	SONIA Index	354,209
45,948,000	GBP	5/5/2025	BCI (i)	Receive	2.14%	SONIA Index	522,757
107,060,000	GBP	5/5/2025	BCI (i)	Receive	2.06%	SONIA Index	589,772
64,894,000	GBP	5/6/2025	CSS (i)	Receive	2.14%	SONIA Index	704,207
61,301,000	GBP	5/8/2025	BCI (i)	Receive	2.03%	SONIA Index	213,906
128,846,000	GBP	5/20/2030	BCI (i)	Receive	2.69%	6 Month GBP LIBOR	1,634,103
20,493,000	GBP	3/6/2045	BCI (i)	Receive	2.52%	6 Month GBP LIBOR	704,841
2,524,000	GBP	3/13/2045	BCI (i)	(Pay)	2.35%	6 Month GBP LIBOR	(18,080)
26,830,000	GBP	5/7/2045	BCI (i)	Receive	2.49%	6 Month GBP LIBOR	753,555
53,661,000	GBP	5/7/2045	BCI (i)	Receive	2.44%	6 Month GBP LIBOR	1,125,616
62,533,000	GBP	5/8/2045	BCI (i)	Receive	2.35%	6 Month GBP LIBOR	497,808
28,071,000	GBP	5/13/2045	BCI (i)	Receive	2.47%	6 Month GBP LIBOR	727,777
31,164,000	GBP	5/14/2045	BCI (i)	Receive	2.49%	6 Month GBP LIBOR	895,663
30,578,000	GBP	3/23/2046	BCI (i)	(Pay)	1.97%	6 Month GBP LIBOR	2,591,668

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
4,672,000	GBP	3/23/2046	BCI (i)	Receive	1.94%	6 Month GBP LIBOR	$(447,821)
3,398,000	GBP	3/23/2046	BCI (i)	(Pay)	2.05%	6 Month GBP LIBOR	196,095
516,900,000	MXN	10/9/2024	BCI (i)	Receive	6.10%	TIIE	(190,351)
1,305,700,000	MXN	10/11/2024	BCI (i)	Receive	6.18%	TIIE	72,486
1,039,700,000	MXN	10/16/2024	BCI (i)	Receive	6.03%	TIIE	(749,133)
519,800,000	MXN	10/17/2024	BCI (i)	Receive	6.05%	TIIE	(323,039)
521,200,000	MXN	10/18/2024	BCI (i)	Receive	6.08%	TIIE	(245,633)
1,094,200,000	MXN	10/18/2024	BCI (i)	Receive	6.12%	TIIE	(294,189)
261,000,000	MXN	10/24/2024	BCI (i)	Receive	6.17%	TIIE	(6,462)
1,043,900,000	MXN	10/25/2024	BCI (i)	Receive	6.19%	TIIE	78,422
785,300,000	MXN	10/28/2024	BCI (i)	Receive	6.13%	TIIE	(183,061)
251,100,000	MXN	10/30/2024	BCI (i)	Receive	6.19%	TIIE	17,267
195,555,000	MXN	11/20/2024	BCI (i)	Receive	6.00%	TIIE	(182,190)
392,571,000	MXN	5/8/2025	BCI (i)	(Pay)	6.25%	TIIE	(37,327)
64,744,000	USD	1/22/2020	CSS (i)	(Pay)	1.46%	3 Month USD LIBOR	249,125
172,120,000	USD	12/15/2024	CSS (i)	(Pay)	2.33%	3 Month USD LIBOR	(2,651,753)
168,677,000	USD	5/13/2025	CSS (i)	Receive	2.29%	3 Month USD LIBOR	1,723,378
38,618,000	USD	9/23/2025	CSS (i)	(Pay)	2.48%	3 Month USD LIBOR	(721,036)
27,036,000	USD	9/23/2025	CSS (i)	(Pay)	2.39%	3 Month USD LIBOR	(294,425)
101,610,000	USD	3/17/2031	CSS (i)	(Pay)	2.58%	3 Month USD LIBOR	(134,449)
43,160,000	USD	12/16/2034	CSS (i)	(Pay)	2.65%	3 Month USD LIBOR	(874,018)
45,373,000	USD	1/9/2035	CSS (i)	(Pay)	2.39%	3 Month USD LIBOR	998,047
13,672,000	USD	1/13/2035	CSS (i)	(Pay)	2.45%	3 Month USD LIBOR	170,498
13,551,000	USD	1/16/2035	CSS (i)	(Pay)	2.26%	3 Month USD LIBOR	576,083
13,826,000	USD	1/26/2035	CSS (i)	(Pay)	2.31%	3 Month USD LIBOR	485,398
8,907,000	USD	1/30/2035	CSS (i)	(Pay)	2.24%	3 Month USD LIBOR	412,841
109,328,083	USD	2/15/2041	CSS (i)	(Pay)	2.71%	3 Month USD LIBOR	(2,260,597)
107,303,435	USD	2/15/2041	CSS (i)	(Pay)	2.75%	3 Month USD LIBOR	(3,178,199)
45,116,977	USD	2/15/2041	JPMF (i)	Receive	2.83%	3 Month USD LIBOR	(160,582)
47,022,700	USD	2/15/2041	JPMF (i)	Receive	2.77%	3 Month USD LIBOR	(169,520)
50,197,000	USD	2/15/2041	CSS (i)	Receive	2.65%	3 Month USD LIBOR	515,966
58,738,000	USD	2/15/2041	CSS (i)	Receive	2.70%	3 Month USD LIBOR	1,096,969
57,480,000	USD	2/15/2041	CSS (i)	Receive	2.69%	3 Month USD LIBOR	1,017,353
113,705,000	USD	2/15/2041	CSS (i)	Receive	2.64%	3 Month USD LIBOR	795,288
103,072,200	USD	2/15/2041	CSS (i)	Receive	2.67%	3 Month USD LIBOR	1,357,748
70,335,000	USD	2/15/2041	CSS (i)	Receive	2.75%	3 Month USD LIBOR	2,064,422
22,511,000	USD	2/15/2041	CSS (i)	Receive	2.68%	3 Month USD LIBOR	346,689
146,110,928	USD	2/15/2041	CSS (i)	(Pay)	2.57%	3 Month USD LIBOR	812,074
217,101,073	USD	2/15/2041	CSS (i)	(Pay)	2.60%	3 Month USD LIBOR	113,707
223,410,156	USD	2/15/2041	CSS (i)	(Pay)	2.53%	3 Month USD LIBOR	3,318,308

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
66,975,096	USD	2/15/2041	CSS (i)	Receive	2.64%	3 Month USD LIBOR	$(249,826)
98,337,645	USD	2/15/2041	CSS (i)	Receive	2.66%	3 Month USD LIBOR	(364,483)
104,646,728	USD	2/15/2041	CSS (i)	Receive	2.66%	3 Month USD LIBOR	(395,016)
148,861,594	USD	2/15/2041	CSS (i)	(Pay)	2.56%	3 Month USD LIBOR	1,212,815
71,482,181	USD	2/15/2041	JPMF (i)	Receive	2.57%	3 Month USD LIBOR	(271,072)
68,651,520	USD	2/15/2041	JPMF (i)	Receive	2.62%	3 Month USD LIBOR	(257,020)
145,246,760	USD	2/15/2041	CSS (i)	(Pay)	2.59%	3 Month USD LIBOR	262,418
65,991,564	USD	2/15/2041	CSS (i)	Receive	2.66%	3 Month USD LIBOR	(244,982)
151,692,255	USD	2/15/2041	CSS (i)	(Pay)	2.51%	3 Month USD LIBOR	2,650,605
91,298,000	USD	11/15/2041	CSS (i)	(Pay)	2.44%	3 Month USD LIBOR	2,857,921
112,789,000	USD	11/15/2041	CSS (i)	(Pay)	2.51%	3 Month USD LIBOR	1,957,841
220,303,000	USD	11/15/2041	CSS (i)	(Pay)	2.33%	3 Month USD LIBOR	11,515,544
64,446,000	USD	11/15/2041	CSS (i)	(Pay)	2.38%	3 Month USD LIBOR	2,839,194
64,446,000	USD	11/15/2041	CSS (i)	(Pay)	2.32%	3 Month USD LIBOR	3,597,576
112,861,300	USD	2/15/2042	CSS (i)	(Pay)	2.56%	3 Month USD LIBOR	758,447
112,951,000	USD	11/15/2042	CSS (i)	(Pay)	2.61%	3 Month USD LIBOR	(268,247)
112,951,000	USD	2/15/2044	CSS (i)	(Pay)	2.62%	3 Month USD LIBOR	(256,118)
24,024,000	USD	2/9/2045	CSS (i)	(Pay)	2.18%	3 Month USD LIBOR	2,260,211
12,039,000	USD	2/12/2045	CSS (i)	(Pay)	2.46%	3 Month USD LIBOR	383,942
6,184,000	USD	3/6/2045	CSS (i)	(Pay)	2.61%	3 Month USD LIBOR	3,710
91,835,000	USD	3/26/2045	JPMF (i)	(Pay)	2.51%	3 Month USD LIBOR	3,146,373
52,735,000	USD	3/30/2045	CSS (i)	(Pay)	2.63%	3 Month USD LIBOR	1,282,282
49,031,000	USD	3/31/2045	CSS (i)	Receive	2.37%	3 Month USD LIBOR	(2,589,111)
65,642,000	USD	5/6/2045	CSS(i)	Receive	2.96%	3 Month USD LIBOR	313,279
41,196,000	USD	5/6/2045	CSS(i)	Receive	2.94%	3 Month USD LIBOR	156,862
29,296,000	USD	5/7/2045	CSS(i)	Receive	3.01%	3 Month USD LIBOR	303,094
95,127,000	USD	5/15/2045	CSS(i)	Receive	3.20%	3 Month USD LIBOR	3,257,856
30,644,000	USD	3/17/2046	CSS(i)	Receive	2.65%	3 Month USD LIBOR	(312,191)

							$2,950,875

						Premiums to (Pay) Receive	$(19,408,298)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of May 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2015 (Unaudited)

Notes to Consolidated Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CP - Counterparty

DKK CIBOR - Copenhagen Interbank Offered Rate denominated in Danish Krone.

EURIBOR - Euro Interbank Offered Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDR - Global Depository Receipt

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

SIFMA - Securities Industry and Financial Markets Association

SONIA - Sterling Overnight Interbank Average

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium Interest Rate - Mexico

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at May 31, 2015, which are subject to change based on the terms of the security.

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	Security is in default.

(d)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(e)	The rate disclosed is the 7 day net yield as of May 31, 2015. Note: Yield rounds to 0.00%.

(f)	All or a portion of this security is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(g)	The rate shown represents yield-to-maturity.

(h)	Rate rounds to 0.00%.

(i)	Swap was cleared through the CME Group.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BCI - Barclays Capital Inc.

BOA - Bank of America, N.A.

CSS - Credit Suisse Securities (USA) LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

JPMF - J.P. Morgan Securities LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

INR - Indian Rupee

JPY - Japanese Yen

MXN - Mexican Peso

SEK - Swedish Krona

USD - United States Dollar

As of May 31, 2015, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
17,847,413,659	596,812,955	(586,161,336)	10,651,619

Basis of presentation and principles of consolidation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Fund ultimately realizes upon the sale of those securities.

The accompanying Consolidated Schedule of Investments include the accounts of the Fund’s wholly-owned subsidiary GMO Implementation SPC Ltd. The consolidated Schedule of Investments include all of the assets and liabilities of GMO Implementation SPC Ltd.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Unlisted securities (including fixed income securities) for which market quotations are readily available are generally valued at the most recent quoted price. Shares of open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (the “Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Fund classifies such securities as Level 3 (levels defined below). For the period ended May 31, 2015, the Fund did not reduce the value of any of its over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of its counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non U.S. securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Fund that were valued using fair value inputs obtained from that independent pricing service as of May 31, 2015. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

Typically, the Fund values each fixed income security based on the most recent quoted price supplied by a single pricing source chosen by GMO. Although GMO normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Alternative pricing sources may be available for securities held by the Fund, although the prices supplied by those alternative sources do not necessarily align with the prices supplied by primary pricing sources. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund. See the table below for information about securities for which no alternative pricing source was available.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that the Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

As discussed above, the Fund invests in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees, fair valued using inputs obtained from an independent pricing service or valued using prices for which no alternative pricing source was available. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Fund’s exposure. The net aggregate direct exposure to these valuation methodologies (based on the Fund’s net assets) as of May 31, 2015 is as follows:

Securities and derivatives

Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service (Net)	Single source; No alternative pricing source was available
< 1%	35%	< 1%

U.S. GAAP requires the Fund to disclose the fair value of its investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to the Fund’s total net assets separately identified in the table below). At May 31, 2015, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain derivatives even though they are valued using broker quotes; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Fund’s direct securities and derivatives, if any, as of May 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks
Australia	$—	$31,403,275	$—	$31,403,275
Austria	—	10,500,994	—	10,500,994
Belgium	—	19,147,880	—	19,147,880
Brazil	2,839,378	36,948,368	—	39,787,746
Canada	204,184,809	—	—	204,184,809
Chile	2,032,695	7,719,092	—	9,751,787
China	648,703,649	547,047,109	3,913,378	1,199,664,136
Colombia	4,323,381	—	—	4,323,381

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs (continued)
Czech Republic	$—	$17,251,210	$—	$17,251,210
Denmark	—	20,186,504	—	20,186,504
Egypt	—	2,523,759	—	2,523,759
Finland	—	6,662,447	—	6,662,447
France	—	495,618,159	—	495,618,159
Germany	—	223,137,235	—	223,137,235
Greece	—	6,212,810	—	6,212,810
Hungary	—	8,741,224	—	8,741,224
India	9,263,270	60,503,179	—	69,766,449
Indonesia	1,241,562	42,627,522	—	43,869,084
Israel	10,301,952	—	—	10,301,952
Italy	—	128,622,455	—	128,622,455
Japan	—	501,016,372	—	501,016,372
Malaysia	—	3,136,209	—	3,136,209
Mexico	35,425,812	—	—	35,425,812
Netherlands	11,457,651	79,866,254	—	91,323,905
Norway	—	56,047,296	—	56,047,296
Philippines	—	8,111,327	—	8,111,327
Poland	—	54,873,142	—	54,873,142
Portugal	—	5,075,522	—	5,075,522
Russia	—	480,215,036	—	480,215,036
South Africa	—	123,678,598	222	123,678,820
South Korea	24,440	853,374,875	—	853,399,315
Spain	—	132,800,141	—	132,800,141
Sri Lanka	—	32,031	—	32,031
Sweden	—	39,112,254	—	39,112,254
Switzerland	—	55,253,976	—	55,253,976
Taiwan	37,065,848	330,597,189	—	367,663,037
Thailand	—	43,549,510	—	43,549,510
Turkey	13,224	68,873,222	—	68,886,446
United Kingdom	564,915	1,263,882,791	7,648,585	1,272,096,291
United States	2,862,976,127	—	—	2,862,976,127

TOTAL COMMON STOCKS	3,830,418,713	5,764,348,967	11,562,185	9,606,329,865

Preferred Stocks
Brazil	9,083,758	55,176,800	—	64,260,558
Germany	—	41,887,085	—	41,887,085
Russia	—	103,362,659	—	103,362,659
South Korea	—	90,701,751	—	90,701,751

TOTAL PREFERRED STOCKS	9,083,758	291,128,295	—	300,212,053

RIGHTS/WARRANTS
United States	—	—	1,139,900	1,139,900

TOTAL RIGHTS/WARRANTS	—	—	1,139,900	1,139,900

Debt Obligations
Canada	—	47,155,097	—	47,155,097
Iceland	—	—	36,929,369	36,929,369
India	—	742,552	—	742,552
Mexico	—	12,944,908	—	12,944,908
Puerto Rico	—	31,774,404	—	31,774,404
United Kingdom	—	43,903,283	—	43,903,283
United States	759,267,013	1,590,561,502	60,304,287	2,410,132,802

TOTAL DEBT OBLIGATIONS	759,267,013	1,727,081,746	97,233,656	2,583,582,415

Options Purchased	—	516,607,677	96,459,194	613,066,871

Short-Term Investments	4,753,734,174	—	—	4,753,734,174

Total Investments	9,352,503,658	8,299,166,685	206,394,935	17,858,065,278

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	193,566,307	—	193,566,307
Futures Contracts
Interest Rate Risk	2,724,025	—	—	2,724,025
Swap Contracts
Interest Rate Risk	—	291,064,644	—	291,064,644

Total	$9,355,227,683	$8,783,797,636	$206,394,935	$18,345,420,254

Description	Level 1	Level 2	Level 3	Total
Liability Valuation Inputs
Common Stocks
Canada	$(50,503,004)	$—	$—	$(50,503,004)
Netherlands	(41,640,260)	—	—	(41,640,260)
United Kingdom	—	(47,779,778)	—	(47,779,778)
United States	(362,299,203)	—	—	(362,299,203)

TOTAL COMMON STOCKS	(454,442,467)	(47,779,778)	—	(502,222,245)

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	(153,277,159)	—	(153,277,159)
Futures Contracts
Interest Rate Risk	(65,974)	—	—	(65,974)
Written Options
Equity Risk	—	(1,250,625)	—	(1,250,625)
Foreign Currency Risk	—	(36,417,277)	—	(36,417,277)
Interest Rate Risk	—	(159,854,340)	—	(159,854,340)
Swap Contracts
Equity Risk**	—	—	(5,962,428)	(5,962,428)
Inflation Risk	—	(4,692,900)	—	(4,692,900)
Interest Rate Risk	—	(307,009,320)	—	(307,009,320)

Total	$(454,508,441)	$(710,281,399)	$(5,962,428)	$(1,170,752,268)

The risks referenced in the table above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The table above is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Risk is the correlation between equity risk and foreign currency risk.

Investments in other GMO Funds (“underlying funds”), if any, held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ portfolio valuation notes.

For the period ended May 31, 2015, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2015	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*		Transfer out of Level 3*	Balances as of May 31, 2015	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2015
Common Stocks
China	$—	$—	$—	$—	$—	$—	$3,913,378	**	$—	$3,913,378	$—
South Africa	231	—	—	—	—	(9)	—		—	222	(9)
United Kingdom	—	7,316,491	—	—	—	332,094	—		—	7,648,585	332,094
Rights/Warrants
United States	1,139,900	—	—	—	—	—	—		—	1,139,900	—
Debt Obligations
Trade Claims
Iceland	2,776,975	40,671,810	(6,391,752)	—	—	(127,664)	—		—	36,929,369	(127,664)
Asset-Backed Securities
United States	1,599	—	—	204	—	(203)	—		—	1,600	(203)
Bank Loans
Canada	28,341,000	—	(28,200,000)	12,812	263,107	(416,919)	—		—	—	—
Netherlands	8,181,637	—	(8,102,079)	—	(149,649)	70,091	—		—	—	—
United States	39,323,460	43,847,840	(21,944,557)	30,009	157,625	(1,111,690)	—		—	60,302,687	(842,306)
Purchased Options										—
United States	84,282,587	—	—	—	—	12,176,607	—		—	96,459,194	12,176,607

Total Investments	$164,047,389	$91,836,141	$(64,638,388)	$43,025	$271,083	$10,922,307	$3,913,378		$—	$206,394,935	$11,538,519

Derivatives
Swap Contracts	$2,645,708	$—	$—	$—	$—	$(8,608,136)	$—		$—	$(5,962,428)	$(8,608,136)

Total	$2,645,708	$—	$—	$—	$—	$(8,608,136)	$—		$—	$(5,962,428)	$(8,608,136)

*	The Fund accounts for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Fund’s exposure (based on the Fund’s net assets) as of May 31, 2015 were as follows:

Level 3 securities and derivatives
1%

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

The Fund may invest in loans to corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, the Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Loan assignments and participations outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers. Under a repurchase agreement the Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Inflation-indexed bonds

The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will change in the same proportion as changes in nominal interest rates and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation-indexed bond are generally included in the Fund’s gross income, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Investment and other risks

Investing in mutual funds involves many risks. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

To the extent the Fund invests in wholly-owned subsidiaries, other GMO Funds and other investment companies (collectively, “underlying Funds”), it is exposed to the risks to which the underlying Funds in which it invests are exposed as well as the risk that investments made through underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by the Fund include those made both directly by the Fund and indirectly by the Fund through its underlying Funds.

An investment in the Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. The Fund is subject to market risk, which is the risk that the market value of its holdings will decline. Market risks include:

Equities. The Fund runs the risk that the market prices of its equities will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and the market prices of equities can decline in a rapid or unpredictable manner. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s overestimation of those investments. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income Investments. The Fund’s investments in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and the Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of the Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade securities are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing the Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. See “Credit Risk” and “Illiquidity Risk” below for more information about these risks.

A risk of the Fund’s investments in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater when the Fund invests in fixed income securities with longer durations. In addition, in managing the Fund, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of the Fund’s investments may be significantly impaired if GMO’s assessment proves incorrect.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities. There can be no assurance, however, that the value of inflation-indexed bonds will change in the same proportion as changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, if the Fund has invested a substantial portion of its assets in U.S. Treasury obligations, such as GMO U.S. Treasury Fund, it will have a negative return unless GMO waives or reduces its management fees.

Market risk for fixed income securities denominated in foreign currencies is also affected by currency risk. See “Currency Risk” below.

Fixed income markets may, in response to governmental intervention, economic or market developments, or other factors, experience periods of high volatility and/or reduced liquidity. During those periods, the Fund could also experience high levels of shareholder redemptions and may have to sell securities when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent periods, central banks and governmental financial regulators, including the U.S. Federal Reserve, have maintained historically low interest rates by purchasing bonds. Steps to curtail or “taper” such activities and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Fund.

• NON-U.S. INVESTMENT RISK. Because the Fund invests in non-U.S. securities, it is subject to additional and more varied risks than funds whose investments are limited to U.S. securities. Non-U.S. securities markets often include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. The reporting, accounting, custody and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit the Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

The Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it receives or accrues in respect of non-U.S. investments, (ii) transactions in those investments and (iii) the repatriation of proceeds generated from the sale or other disposition of those investments. The Fund may seek to collect a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. The Fund’s decision to pursue a refund is in its sole discretion, and, particularly in light of the costs involved, it may decide not to pursue a refund, even if eligible. The outcome of the Fund’s pursuit of a refund is not predictable, and some refunds may not be reflected in the net asset value of the Fund.

The Fund’s investment, directly or indirectly, through one or more wholly-owned subsidiaries could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, which could require the Fund in turn to liquidate investments, including when it is not advantageous to do so, in order for the Fund or its shareholders to make required distributions.

Also, investing in non-U.S. securities exposes the Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also will affect the market value of the Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, the Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including the Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of GMO’s clients could cause the suspension or revocation of a license and thereby limit the Fund’s investment opportunities.

Because the Fund may invest a significant portion of its assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets), it is subject to greater non-U.S. investment risk than funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in the Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on the Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

• MANAGEMENT AND OPERATIONAL RISK. The Fund is subject to management risk because it relies on GMO’s ability to achieve its investment objective. The Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

GMO uses quantitative analyses and models as part of its investment process. Any imperfections, errors or limitations in those analyses and models could affect the Fund’s performance. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Fund’s investment objective.

The Fund also is subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent the Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Fund for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Fund. Other Fund service providers also have limitations on their liability to the Fund for losses resulting from their errors.

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies (such as the Fund) and its service providers (including GMO) may be prone to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• DERIVATIVES RISK. The Fund may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements and other over-the-counter (“OTC”) contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, the Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, the Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, the Fund will typically not receive the collateral for one or more days after the collateral is required to be posted.

The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

There is little case or other law interpreting the terms of most derivatives or characterizing their tax treatment. The Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund holds cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund makes payments (including margin payments) to and receives payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Fund may be required to provide more margin for cleared derivatives positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to the Fund, a clearing member generally can require termination of an existing cleared derivatives position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of the Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose the Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, the Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Fund and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for the Fund, the Fund is still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection. In addition, the documentation governing the relationship between the Fund and clearing members is drafted by the clearing members and generally is less favorable to the Fund than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Fund in favor of the clearing member for losses the clearing member incurs as the Fund’s clearing member and typically does not provide the Fund any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Fund. For example, swap execution facilities typically charge fees, and if the Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, the Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If the Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), it is possible the Fund could not execute all components of the package on the swap execution facility. In that case, the Fund would need to trade certain components of the package on the swap execution facility and other components of the package in another manner, which could subject the Fund to the risk that certain of the components of the package would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have proposed mandatory minimum margin requirements for uncleared derivatives. Such requirements could increase the amount of margin required to be provided by the Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, or otherwise limiting liquidity or increasing transaction costs. These rules and regulations are new and evolving, so their potential impact on the Fund and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Fund to new kinds of costs and risks.

Options. The Fund is permitted to write options. The market price of written options will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time prior to the option’s expiration, the writer of an American-style option has no control over when it may be required to fulfill its obligations as a writer of the option. (This risk is not present when writing a European-style option because the holder may only exercise the option on its expiration date.) If the Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Fund, GMO, and other funds advised by GMO may constitute such a group. These limits could restrict the Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While the Fund has greater flexibility to tailor an OTC option, OTC options generally expose the Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to the Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, the Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders at ordinary income tax rates.

Short Investment Exposure. The Fund may make short sales as part of its investment program in an attempt to increase its returns or for hedging purposes. The Fund may make short sales “against the box,” meaning the Fund may make short sales where it owns, or has the right to acquire at no added cost, securities or currencies identical to those sold short. Short sales expose the Fund to the risk that it will be required to acquire, convert, or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund.

In addition, the Fund is permitted to engage in short sales of securities or currencies, including securities or currencies that it does not own. To do so, the Fund borrows a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sells it to a third party. If the Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses. The Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies the Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. The Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position, size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents the Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, the Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent the Fund’s investments include asset-backed securities, distressed or defaulted instruments, emerging country debt securities, securities of companies with smaller market capitalizations, or smaller total float-adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing the Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of the Fund’s investments. Currency risk includes the risk that the foreign currencies in which the Fund’s investments are traded, in which the Fund receives income, or in which the Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

The Fund may use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of its portfolio. If the exchange rates of the currencies involved do not move as expected, the Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and the Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality), whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk of a fixed income security is reflected in its credit ratings, and if the Fund holds such a security, the Fund is subject to the risk that the investment’s rating will be downgraded.

U.S. government securities historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of the Fund’s investments.

As described under “Market Risk Asset-Backed Securities” below, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk Asset-Backed Securities” below.

The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” above for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the market price of its securities could decline much more than would be predicted by their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted instruments generally are considered speculative and may involve substantial risks not normally associated with investments in healthier companies, including adverse business, financial or economic conditions that can lead to defaulted payments and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses to seek recovery. If GMO’s evaluation of the eventual recovery value of a distressed or defaulted instrument should prove incorrect, the Fund may lose a substantial portion or all of its investment or it may be required to accept cash or instruments with a value less than the Fund’s original investment. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer.

MARKET RISK — Asset-Backed Securities. Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk of severe credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed income investments. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk Fixed Income Investments” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may expose the Fund to significantly greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and the Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease.

In addition, the existence of insurance on an asset-backed security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

• COUNTERPARTY RISK. To the extent the Fund enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or lends its securities, it runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, the Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Fund is not subject to any limits on its exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose the Fund to greater counterparty risk than exchange-traded derivatives. The Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to the Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will still have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when the Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases the Fund’s counterparty risk. To the extent the Fund uses swap contracts, it is subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. To the extent that GMO’s view with respect to a particular counterparty changes adversely (whether due to external events or otherwise), existing transactions will not necessarily be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered a desirable counterparty if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount).

The Fund also is subject to counterparty risk because it executes its securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or be unable to dispose of investments it would prefer to sell, resulting in losses for the Fund.

Counterparty risk with respect to derivatives has been and may continue to be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in instruments permitted under the applicable regulations. Therefore, the Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held in the omnibus account for the relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodity Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., the Fund’s investment exposures exceed its net asset value). Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

The Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it were leveraged.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Fund is subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly impair the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or

other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in these markets, including investments of the Fund. While the U.S. government has honored its credit obligations continuously for the last 200 years, a default by the U.S. government or a downgrade of its credit rating would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the United States and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively affect the Fund. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. During such market disruptions, the Fund’s exposure to the risks described elsewhere in this “Investment and other risk” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Fund from implementing its investment programs for a period of time and achieving its investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Fund’s derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates or indices, or to offer them on a more limited basis. To the extent the Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MERGER ARBITRAGE RISK. The Fund may engage in merger arbitrage transactions, where it will purchase securities at prices below GMO’s anticipated value of the cash, securities or other consideration to be paid or exchanged for such securities upon successful completion of a proposed merger, exchange offer, tender offer, or other similar transaction. Such purchase price may be substantially in excess of the market price of the securities prior to the announcement of the merger, exchange offer, tender offer, or other similar transaction.

If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses to the Fund if such securities are sold, transferred or exchanged for securities or cash, the value of which is less than the purchase price. There is typically asymmetry in the risk/reward payout of merger arbitrage strategies — the losses that can occur in the event of deal break-ups can far exceed the gains to be had if deals close successfully. The consummation of mergers, exchange offers, tender offers, and similar transactions can be prevented or delayed by a variety of factors, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines.

Merger arbitrage strategies depend for success on the overall volume of merger activity, which has historically been cyclical in nature. During periods when merger activity is low, it may be difficult or impossible to identify opportunities for profit or to identify a sufficient number of such opportunities to provide diversification among potential merger transactions. Merger arbitrage strategies are also subject to the risk of overall market movements. To the extent that a general increase or decline in equity market values affects the securities involved in a merger arbitrage position differently, the position may be exposed to loss.

In conjunction with merger arbitrage transactions, the Fund may make short sales of securities in an effort to maximize risk-adjusted returns. For example, when the terms of a proposed acquisition call for an exchange of securities, the Fund may sell short the securities of the acquiring company in order to protect against a decline in the market value of those securities prior to the acquisition’s completion. The Fund also may employ a variety of hedging strategies to protect against market fluctuations or other risks, and may use derivatives otherwise to increase, or reduce, long or short exposure to one or more asset classes or issuers.

At any given time, the Fund can become improperly hedged, which can lead to inadvertent market-related losses. Also, the Fund may not be able to hedge against market fluctuations or other risks, and market movements can result in losses to the Fund even if the proposed transaction is consummated. In addition, the Fund may sell short securities expected to be issued in a merger or exchange offer in anticipation of the short position being covered by delivery of such security when issued. If the merger or exchange offer is not consummated, the Fund may be forced to cover its short position by acquiring, converting, or exchanging securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives Risk” above for a discussion of certain specific risks of the Fund’s derivatives investments, including commodity-related derivatives.

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies, industries, or issuers that are subject to the same or similar risk factors or whose security prices have strong correlations (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. To the extent the Fund invests in the securities of a limited number of issuers, it is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

To the extent the Fund focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, it is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, to the extent the Fund has a significant portion of its assets in investments tied economically (or related) to a particular geographic region, country or particular market (e.g., emerging markets), it has more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of its Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Fund and other accounts over which GMO has investment discretion that invest in the Fund are not limited in how often they may purchase or sell Fund shares. Asset allocation decisions by GMO may result in substantial redemptions from (or investments in) the Fund. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for shareholders. In addition, to the extent the Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. The Fund may invest in shares of underlying funds, including wholly-owned subsidiaries, other GMO Funds, closed-end funds, money market funds, ETFs and other investment companies, and is exposed to the risk that the underlying Funds will not perform as expected.

Because the Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if the Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Fund also is indirectly exposed to all of the risks of an investment in the underlying Funds. In addition, to the extent the Fund invests in shares of other GMO Funds, it is indirectly subject to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

The Fund’s investments in one or more underlying funds could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, which could require the Fund in turn to liquidate investments, including when it is not advantageous to do so, in order for the Fund or its shareholders to make required distributions.

• NON-DIVERSIFIED FUNDS. The Fund is a “non-diversified investment company” under the 1940 Act. This means that it is allowed to invest in the securities of relatively few issuers and/or foreign currencies. As a result, it may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on its performance, than if it was “diversified.”

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with the Fund’s principal investment strategies and that are taken in attempting to respond to adverse market, economic, political or other conditions. The Fund may take temporary defensive positions if deemed prudent by GMO. To the extent the Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to gain long investment exposure to securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives such as futures, related options, and swap contracts, in an attempt to reduce its investment exposures (which may result in a reduction below zero) or the investment exposures of GMO Benchmark-Free Allocation Fund (“BFAF”). The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its or BFAF’s portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its or BFAF’s investment exposures to individual commodities various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund or BFAF holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of those stocks) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, the Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its or BFAF’s portfolio. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Fund may use derivatives to effect transactions intended as substitutes for securities lending.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions that may be used by the Fund, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Fund holds cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Fund holds exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of the Fund to pursue its investment strategy. Also, the Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

The Fund held derivatives directly during the period ended May 31, 2015. The following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use
Forward currency contracts
Adjust exposure to foreign currencies	X
Manage against anticipated currency exchange rate changes	X
Futures contracts
Adjust interest rate exposure	X
Maintain the diversity and liquidity of the portfolio	X
Options (Purchased)
Substitute for direct equity investment	X
Adjust currency exchange rate risk	X
Adjust exposure to foreign currencies	X
Adjust interest rate exposure	X
Options (Written)
Substitute for direct equity investment	X
Adjust currency exchange rate risk	X
Adjust exposure to foreign currencies	X
Adjust interest rate exposure	X
Swap contracts
Adjust interest rate exposure	X
Adjust exposure to foreign currencies	X
Rights and/or warrants
Received as a result of corporate actions	X

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. A “quanto” option combines an index option and a foreign currency barrier element on exercise date. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

For the period ended May 31, 2015, investment activity in options contracts written by the Fund was as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Outstanding, beginning of period	72,772,000	—	$1,573,407	10,729,386,357	—	$178,226,880
Options written	2,558,058,500	—	95,779,041	4,652,503,500	7,337	169,485,155
Options bought back	(2,145,115,000)	—	(86,701,195)	(10,549,396,357)	—	(178,123,074)
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	485,715,500	—	$10,651,253	4,832,493,500	7,337	$169,588,961

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Fund values OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Fund may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Generally, the Fund prices its OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that the Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Fund (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure as of May 31, 2015.

The risks referenced in the table below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Assets:
Investments, at value (rights and/or warrants)	$—	$1,139,900	$—	$—	$—	$—	$1,139,900
Investments, at value (purchased options)	—	98,271,239	179,470,123	—	335,325,509	—	613,066,871
Unrealized Appreciation on Forward Currency Contracts	—	—	193,566,307	—	—	—	193,566,307
Unrealized Appreciation on Futures Contracts	—	—	—	—	2,724,025	—	2,724,025
Unrealized Appreciation on Swap Contracts	—	—	—	—	291,064,644	—	291,064,644

Total	$—	$99,411,139	$373,036,430	$—	$629,114,178	$—	$1,101,561,747

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(153,277,159)	$—	$—	$—	$(153,277,159)
Unrealized Depreciation on Futures Contracts	—	—	—	—	(65,974)	—	(65,974)
Written Options, at value	—	(1,250,625)	(36,417,277)	—	(159,854,340)	—	(197,522,242)
Unrealized Depreciation on Swap Contracts	—	(5,962,428)	—	(4,692,900)	(307,009,320)	—	(317,664,648)

Total	$—	$(7,213,053)	$(189,694,436)	$(4,692,900)	$(466,929,634)	$—	$(668,530,023)

The average derivative activity, based on absolute values (forward currency contracts, futures contracts and rights and/or warrants) notional amounts (swap contracts) or principal amounts (options) outstanding at each month-end, was as follows for the period ended May 31, 2015:

Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Options ($)	Options (Contracts)	Rights and/or Warrants ($)
15,707,647,818	765,364,010	49,505,242,038	26,696,342,280	163,696	1,364,360

For additional information regarding the Fund, please see the Fund’s most recent annual or semiannual shareholder report available on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GMO Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Chief Executive Officer

Date: July 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Principal Executive Officer

Date: July 28, 2015

By (Signature and Title):	/s/ Carly Condron
Carly Condron, Principal Financial Officer

Date: July 28, 2015